UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Mark Amorosi  K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 235-8396

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory Target Retirement Income Fund

Fund Shares

Ticker: URINX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Target Retirement Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$4	0.04%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in U.S. equities in the underlying affiliated funds hurt performance over the period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Target Retirement Income Fund, Fund Shares - $17,478	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	S&P Target Date Retirement Income Index - $16,797
4/16	$10,000	$10,000	$10,000
4/17	$10,682	$10,083	$10,536
4/18	$11,096	$10,051	$11,010
4/19	$11,570	$10,582	$11,554
4/20	$11,744	$11,730	$11,989
4/21	$13,670	$11,698	$13,566
4/22	$13,008	$10,703	$12,838
4/23	$13,162	$10,657	$13,033
4/24	$14,103	$10,500	$13,742
4/25	$15,362	$11,343	$14,959
4/26	$17,478	$11,803	$16,797

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	13.78%	5.04%	5.74%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
S&P Target Date Retirement Income Index	12.29%	4.37%	5.32%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$693,225
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	10%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory Government Securities Fund, Institutional Shares	21.5%
Victory Short-Term Bond Fund, Institutional Shares	11.0%
Victory Core Plus Bond Fund, Institutional Shares	10.9%
Victory Market Neutral Income Fund, Class I	5.9%
VictoryShares Corporate Bond ETF	5.9%
Victory High Income Fund, Institutional Shares	4.5%
Victory RS International Fund, Class R6	4.0%
Victory Global Managed Volatility Fund, Institutional Shares	3.8%
Victory 500 Index Fund, Reward Shares	3.4%
VictoryShares Short-Term Bond ETF	3.2%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Fixed-Income Mutual Funds	47.9%
Affiliated Equity Mutual Funds	27.7%
Affiliated Equity Exchange-Traded Funds	14.8%
Affiliated Fixed-Income Exchange-Traded Funds	9.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URINX — AR (4/26)

Victory Target Retirement 2030 Fund

Fund Shares

Ticker: URTRX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Target Retirement 2030 Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Target Retirement 2030 Fund, Fund Shares - $21,555	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	S&P Target Date 2030 Index - $22,955
4/16	$10,000	$10,000	$10,000
4/17	$11,254	$10,083	$11,187
4/18	$12,207	$10,051	$12,242
4/19	$12,659	$10,582	$12,958
4/20	$12,197	$11,730	$12,734
4/21	$15,611	$11,698	$16,576
4/22	$14,860	$10,703	$15,686
4/23	$15,059	$10,657	$16,041
4/24	$16,602	$10,500	$17,561
4/25	$18,207	$11,343	$19,253
4/26	$21,555	$11,803	$22,955

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	18.39%Footnote Reference	6.67%	7.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
S&P Target Date 2030 Index	19.23%	6.73%	8.66%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,337,052
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory Government Securities Fund, Institutional Shares	15.2%
Victory Core Plus Bond Fund, Institutional Shares	7.8%
Victory Global Managed Volatility Fund, Institutional Shares	5.5%
VictoryShares Short-Term Bond ETF	5.4%
Victory RS International Fund, Class R6	5.4%
Victory Short-Term Bond Fund, Institutional Shares	5.3%
Victory 500 Index Fund, Reward Shares	5.1%
Victory Trivalent International Fund-Core Equity, Class R6	4.1%
VictoryShares Corporate Bond ETF	3.8%
Victory High Income Fund, Institutional Shares	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	36.0%
Affiliated Fixed-Income Mutual Funds	32.2%
Affiliated Equity Exchange-Traded Funds	22.5%
Affiliated Fixed-Income Exchange-Traded Funds	9.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URTRX — AR (4/26)

Victory Target Retirement 2040 Fund

Fund Shares

Ticker: URFRX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Target Retirement 2040 Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Target Retirement 2040 Fund, Fund Shares - $24,462	S&P 500® Index (regulatory broad based index) - $41,379	S&P Target Date 2040 Index - $27,100
4/16	$10,000	$10,000	$10,000
4/17	$11,413	$11,792	$11,368
4/18	$12,564	$13,356	$12,665
4/19	$12,996	$15,158	$13,414
4/20	$12,172	$15,289	$12,842
4/21	$16,413	$22,320	$17,902
4/22	$15,631	$22,367	$16,957
4/23	$15,868	$22,963	$17,387
4/24	$17,956	$28,167	$19,649
4/25	$19,781	$31,574	$21,673
4/26	$24,462	$41,379	$27,100

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	23.67%Footnote Reference	8.31%	9.36%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Target Date 2040 Index	25.04%	8.65%	10.48%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,857,084
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	18%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory 500 Index Fund, Reward Shares	7.7%
Victory Global Managed Volatility Fund, Institutional Shares	7.5%
Victory RS International Fund, Class R6	7.2%
Victory Government Securities Fund, Institutional Shares	6.3%
Victory Trivalent International Fund-Core Equity, Class R6	5.3%
VictoryShares WestEnd U.S. Sector ETF	5.2%
VictoryShares International Value Momentum ETF	4.8%
Victory Nasdaq-100 Index Fund, Class R6	4.7%
Victory Core Plus Bond Fund, Institutional Shares	4.5%
Victory Target Managed Allocation Fund	4.3%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	46.8%
Affiliated Fixed-Income Mutual Funds	15.5%
Affiliated Equity Exchange-Traded Funds	31.4%
Affiliated Fixed-Income Exchange-Traded Funds	5.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFRX — AR (4/26)

Victory Target Retirement 2050 Fund

Fund Shares

Ticker: URFFX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Target Retirement 2050 Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Target Retirement 2050 Fund, Fund Shares - $26,310	MSCI All Country World Index (regulatory broad based index) - $31,770	S&P Target Date 2050 Index - $29,179
4/16	$10,000	$10,000	$10,000
4/17	$11,464	$11,513	$11,489
4/18	$12,698	$13,144	$12,891
4/19	$13,111	$13,810	$13,641
4/20	$12,200	$13,125	$12,933
4/21	$16,917	$19,129	$18,477
4/22	$16,114	$18,088	$17,520
4/23	$16,360	$18,461	$17,997
4/24	$18,768	$21,685	$20,632
4/25	$20,683	$24,252	$22,805
4/26	$26,310	$31,770	$29,179

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	27.21%Footnote Reference	9.23%	10.16%
MSCI All Country World Index	31.00%	10.68%	12.25%
S&P Target Date 2050 Index	27.95%	9.57%	11.30%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,203,414
Number of Holdings	32
Investment Advisory Fees	$-
Portfolio Turnover	18%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory 500 Index Fund, Reward Shares	9.0%
Victory Global Managed Volatility Fund, Institutional Shares	8.7%
Victory RS International Fund, Class R6	8.5%
Victory Trivalent International Fund-Core Equity, Class R6	6.1%
VictoryShares WestEnd U.S. Sector ETF	6.0%
Victory Nasdaq-100 Index Fund, Class R6	5.8%
VictoryShares International Value Momentum ETF	5.5%
Victory Target Managed Allocation Fund	5.3%
VictoryShares US Value Momentum ETF	4.9%
VictoryShares Free Cash Flow ETF	4.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	53.0%
Affiliated Fixed-Income Mutual Funds	8.0%
Affiliated Equity Exchange-Traded Funds	37.3%
Affiliated Fixed-Income Exchange-Traded Funds	1.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFFX — AR (4/26)

Victory Target Retirement 2060 Fund

Fund Shares

Ticker: URSIX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Target Retirement 2060 Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$11	0.10%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to global equity securities with lower volatility in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets and U.S. equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Target Retirement 2060 Fund, Fund Shares - $26,325	MSCI All Country World Index (regulatory broad based index) - $31,770	S&P Target Date 2060 Index - $29,750
4/16	$10,000	$10,000	$10,000
4/17	$11,460	$11,513	$11,558
4/18	$12,663	$13,144	$13,004
4/19	$13,060	$13,810	$13,777
4/20	$12,118	$13,125	$13,052
4/21	$16,808	$19,129	$18,717
4/22	$15,992	$18,088	$17,741
4/23	$16,248	$18,461	$18,235
4/24	$18,664	$21,685	$20,920
4/25	$20,500	$24,252	$23,117
4/26	$26,325	$31,770	$29,750

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	28.41%Footnote Reference	9.39%	10.16%
MSCI All Country World Index	31.00%	10.68%	12.25%
S&P Target Date 2060 Index	28.69%	9.71%	11.52%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$188,634
Number of Holdings	30
Investment Advisory Fees	$-
Portfolio Turnover	16%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Victory RS International Fund, Class R6	9.4%
Victory 500 Index Fund, Reward Shares	9.4%
Victory Global Managed Volatility Fund, Institutional Shares	8.3%
VictoryShares WestEnd U.S. Sector ETF	6.3%
Victory Nasdaq-100 Index Fund, Class R6	6.2%
Victory Trivalent International Fund-Core Equity, Class R6	5.8%
VictoryShares International Value Momentum ETF	5.6%
Victory Target Managed Allocation Fund	5.5%
VictoryShares US Value Momentum ETF	5.0%
VictoryShares Free Cash Flow ETF	4.9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	54.8%
Affiliated Fixed-Income Mutual Funds	5.7%
Affiliated Equity Exchange-Traded Funds	38.3%
Affiliated Fixed-Income Exchange-Traded Funds	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSIX — AR (4/26)

Victory Aggressive Growth Fund

Fund Shares

Ticker: USAUX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$75	0.65%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in financials was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Aggressive Growth Fund, Fund Shares - $42,383	S&P 500® Index (regulatory broad based index) - $41,379	Russell 1000® Growth Index - $53,507	Lipper Large-Cap Growth Funds Index - $48,039
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$11,790	$11,792	$11,950	$11,923
4/18	$14,063	$13,356	$14,215	$14,391
4/19	$16,255	$15,158	$16,693	$16,726
4/20	$16,700	$15,289	$18,501	$18,290
4/21	$25,009	$22,320	$28,013	$27,700
4/22	$20,716	$22,367	$26,515	$24,179
4/23	$21,098	$22,963	$27,135	$24,558
4/24	$28,732	$28,167	$35,764	$32,526
4/25	$32,746	$31,574	$40,960	$36,240
4/26	$42,383	$41,379	$53,507	$48,039

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	29.41%Footnote Reference	11.13%	15.54%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,656,092
Number of Holdings	121
Investment Advisory Fees	$11,221
Portfolio Turnover	35%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	0.1%
Energy	0.6%
Consumer Staples	1.5%
Financials	4.7%
Health Care	8.4%
Industrials	10.1%
Consumer Discretionary	11.4%
Communication Services	14.5%
Information TechnologyFootnote Reference**	45.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Apple, Inc.	5.2%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.8%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAUX — AR (4/26)

Victory Aggressive Growth Fund

Institutional Shares

Ticker: UIAGX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$83	0.72%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in financials was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Aggressive Growth Fund Institutional Shares - $4,239,734	S&P 500® Index (regulatory broad based index) - $4,137,866	Russell 1000® Growth Index - $5,350,667	Lipper Large-Cap Growth Funds Index - $4,803,900
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,178,034	$1,179,184	$1,194,954	$1,192,308
4/18	$1,406,565	$1,335,614	$1,421,474	$1,439,118
4/19	$1,626,215	$1,515,847	$1,669,265	$1,672,591
4/20	$1,671,087	$1,528,930	$1,850,142	$1,829,012
4/21	$2,501,765	$2,231,962	$2,801,336	$2,770,027
4/22	$2,071,708	$2,236,718	$2,651,531	$2,417,882
4/23	$2,113,123	$2,296,310	$2,713,471	$2,455,765
4/24	$2,878,877	$2,816,691	$3,576,361	$3,252,603
4/25	$3,279,160	$3,157,402	$4,095,992	$3,623,993
4/26	$4,239,734	$4,137,866	$5,350,667	$4,803,900

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	29.29%Footnote Reference	11.13%	15.54%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,656,092
Number of Holdings	121
Investment Advisory Fees	$11,221
Portfolio Turnover	35%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	0.1%
Energy	0.6%
Consumer Staples	1.5%
Financials	4.7%
Health Care	8.4%
Industrials	10.1%
Consumer Discretionary	11.4%
Communication Services	14.5%
Information TechnologyFootnote Reference**	45.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Apple, Inc.	5.2%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.8%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIAGX — AR (4/26)

Victory Capital Growth Fund

Fund Shares

Ticker: USCGX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$122	1.06%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Capital Growth Fund, Fund Shares - $30,363	MSCI All Country World Index (regulatory broad based index) - $31,770	Lipper Global Funds Index - $28,313
4/16	$10,000	$10,000	$10,000
4/17	$11,679	$11,513	$11,651
4/18	$13,524	$13,144	$13,117
4/19	$13,725	$13,810	$13,493
4/20	$12,195	$13,125	$12,528
4/21	$17,533	$19,129	$18,905
4/22	$17,235	$18,088	$16,870
4/23	$17,921	$18,461	$17,495
4/24	$21,228	$21,685	$20,513
4/25	$23,308	$24,252	$22,508
4/26	$30,363	$31,770	$28,313

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	30.18%Footnote Reference	11.61%	11.75%
MSCI All Country World Index	31.00%	10.68%	12.25%
Lipper Global Funds Index	25.79%	8.41%	10.97%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,093,288
Number of Holdings	463
Investment Advisory Fees	$7,771
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	2.8%
Energy	3.3%
Materials	4.9%
Consumer Staples	6.0%
Communication Services	7.1%
Consumer Discretionary	8.0%
Health Care	9.6%
Industrials	12.9%
Financials	17.4%
Information Technology	25.0%
Table Summary
Value	Value
United States	58.2%
Japan	7.3%
United Kingdom	5.1%
Switzerland	3.3%
France	3.0%
Germany	2.6%
Netherlands	2.3%
Canada	2.2%
OtherFootnote Reference**	15.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 2.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCGX — AR (4/26)

Victory Capital Growth Fund

Institutional Shares

Ticker: UICGX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$128	1.11%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Capital Growth Fund Institutional Shares - $3,055,868	MSCI All Country World Index (regulatory broad based index) - $3,176,973	Lipper Global Funds Index - $2,831,325
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,168,586	$1,151,340	$1,165,073
4/18	$1,355,229	$1,314,429	$1,311,714
4/19	$1,375,991	$1,380,968	$1,349,307
4/20	$1,222,667	$1,312,507	$1,252,769
4/21	$1,762,485	$1,912,902	$1,890,499
4/22	$1,740,790	$1,808,822	$1,686,988
4/23	$1,806,356	$1,846,096	$1,749,515
4/24	$2,138,655	$2,168,482	$2,051,280
4/25	$2,348,797	$2,425,238	$2,250,823
4/26	$3,055,868	$3,176,973	$2,831,325

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	30.10%Footnote Reference	11.64%	11.82%
MSCI All Country World Index	31.00%	10.68%	12.25%
Lipper Global Funds Index	25.79%	8.41%	10.97%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,093,288
Number of Holdings	463
Investment Advisory Fees	$7,771
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	2.8%
Energy	3.3%
Materials	4.9%
Consumer Staples	6.0%
Communication Services	7.1%
Consumer Discretionary	8.0%
Health Care	9.6%
Industrials	12.9%
Financials	17.4%
Information Technology	25.0%
Table Summary
Value	Value
United States	58.2%
Japan	7.3%
United Kingdom	5.1%
Switzerland	3.3%
France	3.0%
Germany	2.6%
Netherlands	2.3%
Canada	2.2%
OtherFootnote Reference**	15.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 2.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UICGX — AR (4/26)

Victory Global Managed Volatility Fund

Fund Shares

Ticker: UGMVX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$101	0.90%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care and communication services was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Singapore, France, and Switzerland.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to consumer staples was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States and Japan.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Global Managed Volatility Fund, Fund Shares - $25,880	MSCI All Country World Index (regulatory broad based index) - $31,770	Global Managed Volatility Composite Index - $24,639
4/16	$10,000	$10,000	$10,000
4/17	$11,257	$11,513	$11,053
4/18	$12,661	$13,144	$12,158
4/19	$13,075	$13,810	$12,718
4/20	$11,992	$13,125	$12,382
4/21	$16,213	$19,129	$16,191
4/22	$15,722	$18,088	$15,562
4/23	$16,471	$18,461	$16,053
4/24	$18,623	$21,685	$18,253
4/25	$20,838	$24,252	$20,081
4/26	$25,880	$31,770	$24,639

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	24.19%Footnote Reference	9.80%	9.98%
MSCI All Country World Index	31.00%	10.68%	12.25%
Global Managed Volatility Composite Index	22.70%	8.76%	9.44%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$372,092
Number of Holdings	258
Investment Advisory Fees	$2,558
Portfolio Turnover	77%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.0%
Energy	4.1%
Consumer Staples	5.8%
Consumer Discretionary	6.5%
Materials	6.5%
Communication Services	8.5%
Health Care	9.3%
Industrials	11.8%
Financials	16.9%
Information Technology	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	5.7%
Apple, Inc.	5.2%
Alphabet, Inc., Class C	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Alphabet, Inc., Class A	1.7%
Microsoft Corp.	1.4%
JPMorgan Chase & Co.	1.3%
Cisco Systems, Inc.	1.1%
SK hynix, Inc.	1.0%
Walmart, Inc.	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGMVX — AR (4/26)

Victory Global Managed Volatility Fund

Institutional Shares

Ticker: UGOFX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$79	0.70%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care and communication services was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Singapore, France, and Switzerland.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to consumer staples was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States and Japan.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Global Managed Volatility Fund Institutional Shares - $2,640,114	MSCI All Country World Index (regulatory broad based index) - $3,176,973	Global Managed Volatility Composite Index - $2,463,864
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,128,089	$1,151,340	$1,105,349
4/18	$1,271,358	$1,314,429	$1,215,756
4/19	$1,316,190	$1,380,968	$1,271,807
4/20	$1,208,143	$1,312,507	$1,238,164
4/21	$1,638,477	$1,912,902	$1,619,121
4/22	$1,592,196	$1,808,822	$1,556,153
4/23	$1,671,640	$1,846,096	$1,605,269
4/24	$1,892,593	$2,168,482	$1,825,285
4/25	$2,122,476	$2,425,238	$2,008,072
4/26	$2,640,114	$3,176,973	$2,463,864

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	24.39%Footnote Reference	10.01%	10.20%
MSCI All Country World Index	31.00%	10.68%	12.25%
Global Managed Volatility Composite Index	22.70%	8.76%	9.44%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$372,092
Number of Holdings	258
Investment Advisory Fees	$2,558
Portfolio Turnover	77%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.0%
Energy	4.1%
Consumer Staples	5.8%
Consumer Discretionary	6.5%
Materials	6.5%
Communication Services	8.5%
Health Care	9.3%
Industrials	11.8%
Financials	16.9%
Information Technology	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	5.7%
Apple, Inc.	5.2%
Alphabet, Inc., Class C	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Alphabet, Inc., Class A	1.7%
Microsoft Corp.	1.4%
JPMorgan Chase & Co.	1.3%
Cisco Systems, Inc.	1.1%
SK hynix, Inc.	1.0%
Walmart, Inc.	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGOFX — AR (4/26)

Victory Growth & Income Fund

Fund Shares

Ticker: USGRX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$95	0.83%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Stock selection in health care was positive relative to the Index.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to the performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Growth & Income Fund, Fund Shares - $33,610	Russell 3000® Index (regulatory broad based index) - $39,601	Lipper Multi-Cap Core Funds Index - $36,498
4/16	$10,000	$10,000	$10,000
4/17	$12,101	$11,858	$11,758
4/18	$13,454	$13,406	$13,210
4/19	$14,587	$15,106	$14,476
4/20	$13,450	$14,948	$13,994
4/21	$19,510	$22,560	$21,327
4/22	$19,001	$21,857	$20,548
4/23	$19,282	$22,186	$20,843
4/24	$23,972	$27,133	$25,207
4/25	$26,249	$30,227	$27,385
4/26	$33,610	$39,601	$36,498

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	28.04%Footnote Reference	11.49%	12.89%
Russell 3000® Index	31.01%	11.91%	14.75%
Lipper Multi-Cap Core Funds Index	33.28%	11.34%	13.82%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,208,386
Number of Holdings	437
Investment Advisory Fees	$12,876
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	2.1%
Utilities	3.6%
Energy	3.8%
Consumer Discretionary	7.7%
Consumer Staples	8.1%
Industrials	8.8%
Communication Services	10.4%
Health Care	12.4%
Financials	17.5%
Information Technology	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.4%
Alphabet, Inc., Class C	2.8%
Microsoft Corp.	2.7%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	1.8%
Meta Platforms, Inc., Class A	1.7%
Amazon.com, Inc.	1.7%
Johnson & Johnson	1.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGRX — AR (4/26)

Victory Growth & Income Fund

Institutional Shares

Ticker: UIGIX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$97	0.85%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in financials was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

  Stock selection in health care was positive relative to the Index.

Top detractors from performance:

  Stock selection in information technology hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to the performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Growth & Income Fund Institutional Shares - $3,404,908	Russell 3000® Index (regulatory broad based index) - $3,960,084	Lipper Multi-Cap Core Funds Index - $3,649,763
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,211,017	$1,185,830	$1,175,804
4/18	$1,347,273	$1,340,553	$1,321,037
4/19	$1,461,421	$1,510,555	$1,447,614
4/20	$1,348,023	$1,494,821	$1,399,430
4/21	$1,956,712	$2,255,969	$2,132,712
4/22	$1,913,605	$2,185,709	$2,054,846
4/23	$1,960,444	$2,218,559	$2,084,304
4/24	$2,430,785	$2,713,322	$2,520,700
4/25	$2,660,991	$3,022,682	$2,738,496
4/26	$3,404,908	$3,960,084	$3,649,763

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	27.96%Footnote Reference	11.72%	13.03%
Russell 3000® Index	31.01%	11.91%	14.75%
Lipper Multi-Cap Core Funds Index	33.28%	11.34%	13.82%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,208,386
Number of Holdings	437
Investment Advisory Fees	$12,876
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	2.1%
Utilities	3.6%
Energy	3.8%
Consumer Discretionary	7.7%
Consumer Staples	8.1%
Industrials	8.8%
Communication Services	10.4%
Health Care	12.4%
Financials	17.5%
Information Technology	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.4%
Alphabet, Inc., Class C	2.8%
Microsoft Corp.	2.7%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	1.8%
Meta Platforms, Inc., Class A	1.7%
Amazon.com, Inc.	1.7%
Johnson & Johnson	1.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGIX — AR (4/26)

Victory Growth Fund

Fund Shares

Ticker: USAAX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$100	0.88%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer discretionary was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in industrials was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Stock selection in information technology was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Growth Fund, Fund Shares - $41,607	S&P 500® Index (regulatory broad based index) - $41,379	Russell 1000® Growth Index - $53,507	Lipper Large-Cap Growth Funds Index - $48,039
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$11,837	$11,792	$11,950	$11,923
4/18	$13,647	$13,356	$14,215	$14,391
4/19	$16,048	$15,158	$16,693	$16,726
4/20	$16,626	$15,289	$18,501	$18,290
4/21	$24,553	$22,320	$28,013	$27,700
4/22	$20,618	$22,367	$26,515	$24,179
4/23	$21,832	$22,963	$27,135	$24,558
4/24	$28,809	$28,167	$35,764	$32,526
4/25	$32,812	$31,574	$40,960	$36,240
4/26	$41,607	$41,379	$53,507	$48,039

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.80%Footnote Reference	11.12%	15.32%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,430,685
Number of Holdings	81
Investment Advisory Fees	$17,100
Portfolio Turnover	15%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Energy	0.2%
Consumer Staples	2.6%
Financials	6.6%
Industrials	7.7%
Health Care	9.3%
Consumer Discretionary	13.5%
Communication Services	19.4%
Information TechnologyFootnote Reference**	40.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	6.2%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	4.8%
Alphabet, Inc., Class C	4.2%
Tesla, Inc.	4.1%
Visa, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAAX — AR (4/26)

Victory Growth Fund

Institutional Shares

Ticker: UIGRX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$105	0.93%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer discretionary was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in industrials was positive relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  An underweight to information technology was a detractor to performance relative to the Index.

  Stock selection in information technology was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Growth Fund Institutional Shares - $4,170,308	S&P 500® Index (regulatory broad based index) - $4,137,866	Russell 1000® Growth Index - $5,350,667	Lipper Large-Cap Growth Funds Index - $4,803,900
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,184,676	$1,179,184	$1,194,954	$1,192,308
4/18	$1,366,812	$1,335,614	$1,421,474	$1,439,118
4/19	$1,608,140	$1,515,847	$1,669,265	$1,672,591
4/20	$1,666,405	$1,528,930	$1,850,142	$1,829,012
4/21	$2,461,790	$2,231,962	$2,801,336	$2,770,027
4/22	$2,066,918	$2,236,718	$2,651,531	$2,417,882
4/23	$2,189,665	$2,296,310	$2,713,471	$2,455,765
4/24	$2,889,589	$2,816,691	$3,576,361	$3,252,603
4/25	$3,291,329	$3,157,402	$4,095,992	$3,623,993
4/26	$4,170,308	$4,137,866	$5,350,667	$4,803,900

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	26.74%Footnote Reference	11.12%	15.35%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Lipper Large-Cap Growth Funds Index	32.56%	11.64%	16.99%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,430,685
Number of Holdings	81
Investment Advisory Fees	$17,100
Portfolio Turnover	15%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Energy	0.2%
Consumer Staples	2.6%
Financials	6.6%
Industrials	7.7%
Health Care	9.3%
Consumer Discretionary	13.5%
Communication Services	19.4%
Information TechnologyFootnote Reference**	40.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	6.2%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	4.8%
Alphabet, Inc., Class C	4.2%
Tesla, Inc.	4.1%
Visa, Inc., Class A	3.8%
Netflix, Inc.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGRX — AR (4/26)

Victory Income Stock Fund

Fund Shares

Ticker: USISX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$81	0.72%

What affected the Fund’s performance during the last year?

Top contributors to performance

  Stock selection in financials was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

Top detractors from performance

  Stock selection in information technology was a detractor to performance compared to the Index.

  An overweight to health care detracted from performance relative to the Index.

  Stock selection in industrials was a detractor of performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Income Stock Fund, Fund Shares - $28,512	S&P 500® Index (regulatory broad based index) - $41,379	Russell 1000® Value Index - $28,958	Lipper Equity Income Funds Index - $28,867
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$11,387	$11,792	$11,655	$11,518
4/18	$12,422	$13,356	$12,530	$12,547
4/19	$13,721	$15,158	$13,665	$13,797
4/20	$12,307	$15,289	$12,160	$12,830
4/21	$16,948	$22,320	$17,745	$17,887
4/22	$18,002	$22,367	$17,979	$18,632
4/23	$18,226	$22,963	$18,197	$19,035
4/24	$21,392	$28,167	$20,639	$21,407
4/25	$22,600	$31,574	$22,404	$23,233
4/26	$28,512	$41,379	$28,958	$28,867

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.16%Footnote Reference	10.96%	11.05%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Equity Income Funds Index	24.25%	10.05%	11.18%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,681,875
Number of Holdings	144
Investment Advisory Fees	$13,162
Portfolio Turnover	59%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.2%
Materials	4.6%
Communication Services	5.6%
Consumer Discretionary	7.2%
Energy	7.2%
Consumer Staples	9.1%
Information Technology	10.3%
Health Care	13.1%
Industrials	14.3%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Valero Energy Corp.	2.1%
Altria Group, Inc.	2.1%
EOG Resources, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Merck & Co., Inc.	1.8%
Johnson & Johnson	1.8%
QUALCOMM, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%
Marathon Petroleum Corp.	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USISX — AR (4/26)

Victory Income Stock Fund

Institutional Shares

Ticker: UIISX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$83	0.73%

What affected the Fund’s performance during the last year?

Top contributors to performance

  Stock selection in financials was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An underweight to consumer discretionary was a contributor to performance relative to the Index.

Top detractors from performance

  Stock selection in information technology was a detractor to performance compared to the Index.

  An overweight to health care detracted from performance relative to the Index.

  Stock selection in industrials was a detractor of performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Income Stock Fund Institutional Shares - $2,856,332	S&P 500® Index (regulatory broad based index) - $4,137,866	Russell 1000® Value Index - $2,895,779	Lipper Equity Income Funds Index - $2,886,656
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,139,332	$1,179,184	$1,165,508	$1,151,840
4/18	$1,243,385	$1,335,614	$1,252,960	$1,254,742
4/19	$1,373,931	$1,515,847	$1,366,511	$1,379,736
4/20	$1,232,567	$1,528,930	$1,216,016	$1,283,029
4/21	$1,698,431	$2,231,962	$1,774,473	$1,788,710
4/22	$1,803,437	$2,236,718	$1,797,862	$1,863,166
4/23	$1,826,150	$2,296,310	$1,819,669	$1,903,519
4/24	$2,143,026	$2,816,691	$2,063,905	$2,140,658
4/25	$2,265,394	$3,157,402	$2,240,374	$2,323,289
4/26	$2,856,332	$4,137,866	$2,895,779	$2,886,656

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	26.09%Footnote Reference	10.96%	11.07%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Equity Income Funds Index	24.25%	10.05%	11.18%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,681,875
Number of Holdings	144
Investment Advisory Fees	$13,162
Portfolio Turnover	59%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Utilities	4.2%
Materials	4.6%
Communication Services	5.6%
Consumer Discretionary	7.2%
Energy	7.2%
Consumer Staples	9.1%
Information Technology	10.3%
Health Care	13.1%
Industrials	14.3%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Valero Energy Corp.	2.1%
Altria Group, Inc.	2.1%
EOG Resources, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Merck & Co., Inc.	1.8%
Johnson & Johnson	1.8%
QUALCOMM, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%
Marathon Petroleum Corp.	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIISX — AR (4/26)

Victory Science & Technology Fund

Fund Shares

Ticker: USSCX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$115	0.95%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to information technology was a contributor to relative performance as compared to the S&P North American Technology Sector Index™ (the “Index”).

  An overweight to Coherent Corp. contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  Overweight to health care was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Science & Technology Fund, Fund Shares - $38,175	S&P 500® Index (regulatory broad based index) - $41,379	S&P North American Technology Sector Index - $87,312	Lipper Science & Technology Funds Index - $63,767	S&P Composite 1500 Health Care Index - $24,868
4/16	$10,000	$10,000	$10,000	$10,000	$10,000
4/17	$12,412	$11,792	$13,434	$13,203	$11,088
4/18	$14,933	$13,356	$17,302	$16,568	$12,406
4/19	$17,630	$15,158	$21,155	$19,521	$13,684
4/20	$19,023	$15,289	$23,942	$20,734	$15,609
4/21	$31,511	$22,320	$37,724	$35,144	$19,563
4/22	$20,370	$22,367	$33,199	$28,715	$20,928
4/23	$19,095	$22,963	$33,909	$27,688	$21,714
4/24	$24,447	$28,167	$49,389	$37,447	$23,072
4/25	$27,047	$31,574	$55,348	$40,631	$23,413
4/26	$38,175	$41,379	$87,312	$63,767	$24,868

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	41.15%Footnote Reference	3.91%	14.33%
S&P 500® Index	31.05%	13.14%	15.26%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
Lipper Science & Technology Funds Index	56.94%	12.65%	20.35%
S&P Composite 1500 Health Care Index	6.21%	4.92%	9.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,408,821
Number of Holdings	191
Investment Advisory Fees	$9,370
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.4%
Financials	2.3%
Consumer Discretionary	4.2%
Health Care	12.5%
Communication Services	12.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	10.5%
Microsoft Corp.	5.5%
Meta Platforms, Inc., Class A	5.4%
Broadcom, Inc.	4.0%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Monolithic Power Systems, Inc.	2.7%
Coherent Corp.	2.7%
Lam Research Corp.	2.6%
AppLovin Corp., Class A	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSCX — AR (4/26)

Victory Science & Technology Fund

Class A

Ticker: USTCX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$154	1.28%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to information technology was a contributor to relative performance as compared to the S&P North American Technology Sector Index™ (the “Index”).

  An overweight to Coherent Corp. contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in communication services hurt relative performance as compared to the Index.

  Overweight to health care was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Science & Technology Fund Class A @ NAV - $37,099	Victory Science & Technology Fund Class A @ MOP - $34,965	S&P 500® Index (regulatory broad based index) - $41,379	S&P North American Technology Sector Index - $87,312	Lipper Science & Technology Funds Index - $63,767	S&P Composite 1500 Health Care Index - $24,868
4/16	$10,000	$9,425	$10,000	$10,000	$10,000	$10,000
4/17	$12,375	$11,663	$11,792	$13,434	$13,203	$11,088
4/18	$14,849	$13,994	$13,356	$17,302	$16,568	$12,406
4/19	$17,492	$16,486	$15,158	$21,155	$19,521	$13,684
4/20	$18,814	$17,732	$15,289	$23,942	$20,734	$15,609
4/21	$31,084	$29,296	$22,320	$37,724	$35,144	$19,563
4/22	$20,037	$18,884	$22,367	$33,199	$28,715	$20,928
4/23	$18,728	$17,650	$22,963	$33,909	$27,688	$21,714
4/24	$23,912	$22,537	$28,167	$49,389	$37,447	$23,072
4/25	$26,363	$24,847	$31,574	$55,348	$40,631	$23,413
4/26	$37,099	$34,965	$41,379	$87,312	$63,767	$24,868

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	40.72%Footnote Reference	3.60%	14.01%
Class A @ MOP	32.61%	2.38%	13.33%
S&P 500® Index	31.05%	13.14%	15.26%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
Lipper Science & Technology Funds Index	56.94%	12.65%	20.35%
S&P Composite 1500 Health Care Index	6.21%	4.92%	9.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,408,821
Number of Holdings	191
Investment Advisory Fees	$9,370
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.4%
Financials	2.3%
Consumer Discretionary	4.2%
Health Care	12.5%
Communication Services	12.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	10.5%
Microsoft Corp.	5.5%
Meta Platforms, Inc., Class A	5.4%
Broadcom, Inc.	4.0%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Monolithic Power Systems, Inc.	2.7%
Coherent Corp.	2.7%
Lam Research Corp.	2.6%
AppLovin Corp., Class A	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTCX — AR (4/26)

Victory Small Cap Stock Fund

Fund Shares

Ticker: USCAX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$121	1.01%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Overweight to information technology was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in consumer discretionary and information technology contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to energy hurt relative performance as compared to the Index.

  Stock selection in communication services and industrials was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Small Cap Stock Fund, Fund Shares - $26,312	Russell 3000® Index (regulatory broad based index) - $39,601	Russell 2000® Index - $28,347	Lipper Small-Cap Core Funds Index - $27,376	S&P SmallCap 600 Index - $28,060
4/16	$10,000	$10,000	$10,000	$10,000	$10,000
4/17	$11,876	$11,858	$12,563	$12,295	$12,425
4/18	$13,029	$13,406	$14,012	$13,548	$14,019
4/19	$13,876	$15,106	$14,658	$14,281	$14,639
4/20	$11,809	$14,948	$12,256	$11,476	$11,770
4/21	$21,529	$22,560	$21,437	$19,950	$20,816
4/22	$18,033	$21,857	$17,821	$18,249	$19,038
4/23	$17,718	$22,186	$17,171	$17,866	$18,307
4/24	$19,835	$27,133	$19,459	$20,432	$20,605
4/25	$18,833	$30,227	$19,629	$20,371	$20,208
4/26	$26,312	$39,601	$28,347	$27,376	$28,060

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	39.71%Footnote Reference	4.09%	10.16%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Index	44.41%	5.75%	10.98%
Lipper Small-Cap Core Funds Index	34.39%	6.53%	10.60%
S&P SmallCap 600 Index	38.86%	6.15%	10.87%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$902,722
Number of Holdings	493
Investment Advisory Fees	$5,847
Portfolio Turnover	86%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	2.4%
Utilities	2.6%
Materials	4.4%
Real Estate	4.9%
Energy	5.7%
Consumer Discretionary	8.6%
Health Care	15.4%
Industrials	17.1%
Financials	17.5%
Information Technology	18.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Sterling Infrastructure, Inc.	0.9%
Silicon Motion Technology Corp., ADR	0.8%
Porch Group, Inc.	0.8%
Gates Industrial Corp. PLC	0.8%
Scorpio Tankers, Inc.	0.7%
Argan, Inc.	0.7%
Diodes, Inc.	0.7%
indie Semiconductor, Inc., Class A	0.7%
Black Hills Corp.	0.7%
Terex Corp.	0.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCAX — AR (4/26)

Victory Small Cap Stock Fund

Institutional Shares

Ticker: UISCX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$113	0.94%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Overweight to information technology was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in consumer discretionary and information technology contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to energy hurt relative performance as compared to the Index.

  Stock selection in communication services and industrials was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Small Cap Stock Fund Institutional Shares - $2,654,398	Russell 3000® Index (regulatory broad based index) - $3,960,084	Russell 2000® Index - $2,834,669	Lipper Small-Cap Core Funds Index - $2,737,590	S&P SmallCap 600 Index - $2,805,984
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,188,432	$1,185,830	$1,256,282	$1,229,474	$1,242,549
4/18	$1,305,646	$1,340,553	$1,401,224	$1,354,776	$1,401,854
4/19	$1,392,338	$1,510,555	$1,465,848	$1,428,082	$1,463,855
4/20	$1,185,771	$1,494,821	$1,225,602	$1,147,565	$1,177,015
4/21	$2,162,967	$2,255,969	$2,143,736	$1,994,964	$2,081,596
4/22	$1,813,456	$2,185,709	$1,782,101	$1,824,932	$1,903,827
4/23	$1,782,497	$2,218,559	$1,717,138	$1,786,586	$1,830,679
4/24	$1,997,318	$2,713,322	$1,945,869	$2,043,156	$2,060,480
4/25	$1,899,875	$3,022,682	$1,962,894	$2,037,081	$2,020,796
4/26	$2,654,398	$3,960,084	$2,834,669	$2,737,590	$2,805,984

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	39.71%Footnote Reference	4.18%	10.25%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Index	44.41%	5.75%	10.98%
Lipper Small-Cap Core Funds Index	34.39%	6.53%	10.60%
S&P SmallCap 600 Index	38.86%	6.15%	10.87%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$902,722
Number of Holdings	493
Investment Advisory Fees	$5,847
Portfolio Turnover	86%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	2.4%
Utilities	2.6%
Materials	4.4%
Real Estate	4.9%
Energy	5.7%
Consumer Discretionary	8.6%
Health Care	15.4%
Industrials	17.1%
Financials	17.5%
Information Technology	18.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Sterling Infrastructure, Inc.	0.9%
Silicon Motion Technology Corp., ADR	0.8%
Porch Group, Inc.	0.8%
Gates Industrial Corp. PLC	0.8%
Scorpio Tankers, Inc.	0.7%
Argan, Inc.	0.7%
Diodes, Inc.	0.7%
indie Semiconductor, Inc., Class A	0.7%
Black Hills Corp.	0.7%
Terex Corp.	0.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISCX — AR (4/26)

Victory Value Fund

Fund Shares

Ticker: UVALX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$104	0.92%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to consumer staples was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in financials and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An overweight to healthcare hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Value Fund, Fund Shares - $27,111	Russell 1000® Index (regulatory broad based index) - $40,479	Russell 1000® Value Index - $28,958	Lipper Multi-Cap Value Funds Index - $27,163	Lipper Large-Cap Value Funds Index - $32,359
4/16	$10,000	$10,000	$10,000	$10,000	$10,000
4/17	$11,707	$11,803	$11,655	$11,646	$11,738
4/18	$12,382	$13,357	$12,530	$12,492	$12,894
4/19	$13,262	$15,138	$13,665	$13,054	$14,076
4/20	$11,091	$15,151	$12,160	$11,037	$12,615
4/21	$16,264	$22,647	$17,745	$17,089	$18,711
4/22	$16,864	$22,172	$17,979	$17,121	$18,869
4/23	$17,112	$22,575	$18,197	$17,454	$19,445
4/24	$20,155	$27,727	$20,639	$20,273	$22,977
4/25	$21,480	$31,038	$22,404	$21,315	$24,888
4/26	$27,111	$40,479	$28,958	$27,163	$32,359

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.21%Footnote Reference	10.76%	10.49%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Multi-Cap Value Funds Index	27.44%	9.71%	10.51%
Lipper Large-Cap Value Funds Index	30.02%	11.58%	12.46%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,433,472
Number of Holdings	184
Investment Advisory Fees	$8,971
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.5%
Utilities	4.2%
Energy	5.9%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Communication Services	6.9%
Information Technology	10.5%
Health Care	15.0%
Industrials	16.0%
Financials	20.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	2.4%
Johnson & Johnson	1.9%
FedEx Corp.	1.8%
Teva Pharmaceutical Industries Ltd., ADR	1.7%
The Cigna Group	1.6%
KeyCorp	1.5%
Valero Energy Corp.	1.4%
Citigroup, Inc.	1.4%
U.S. Bancorp	1.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVALX — AR (4/26)

Victory Value Fund

Institutional Shares

Ticker: UIVAX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$101	0.89%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to consumer staples was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in financials and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An overweight to healthcare hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Value Fund Institutional Shares - $2,728,560	Russell 1000® Index (regulatory broad based index) - $4,047,922	Russell 1000® Value Index - $2,895,779	Lipper Multi-Cap Value Funds Index - $2,716,286	Lipper Large-Cap Value Funds Index - $3,235,933
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,172,132	$1,180,276	$1,165,508	$1,164,590	$1,173,835
4/18	$1,240,212	$1,335,714	$1,252,960	$1,249,233	$1,289,371
4/19	$1,329,551	$1,513,760	$1,366,511	$1,305,402	$1,407,557
4/20	$1,113,795	$1,515,057	$1,216,016	$1,103,719	$1,261,450
4/21	$1,634,051	$2,264,694	$1,774,473	$1,708,931	$1,871,069
4/22	$1,695,021	$2,217,201	$1,797,862	$1,712,073	$1,886,883
4/23	$1,719,960	$2,257,503	$1,819,669	$1,745,392	$1,944,505
4/24	$2,027,801	$2,772,663	$2,063,905	$2,027,283	$2,297,727
4/25	$2,161,675	$3,103,790	$2,240,374	$2,131,507	$2,488,846
4/26	$2,728,560	$4,047,922	$2,895,779	$2,716,286	$3,235,933

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	26.22%Footnote Reference	10.80%	10.56%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Lipper Multi-Cap Value Funds Index	27.44%	9.71%	10.51%
Lipper Large-Cap Value Funds Index	30.02%	11.58%	12.46%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$1,433,472
Number of Holdings	184
Investment Advisory Fees	$8,971
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.5%
Utilities	4.2%
Energy	5.9%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Communication Services	6.9%
Information Technology	10.5%
Health Care	15.0%
Industrials	16.0%
Financials	20.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	2.4%
Johnson & Johnson	1.9%
FedEx Corp.	1.8%
Teva Pharmaceutical Industries Ltd., ADR	1.7%
The Cigna Group	1.6%
KeyCorp	1.5%
Valero Energy Corp.	1.4%
Citigroup, Inc.	1.4%
U.S. Bancorp	1.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIVAX  — AR (4/26)

Victory 500 Index Fund

Member Shares

Ticker: USSPX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Shares	$25Footnote Reference*	0.22%

Footnote	Description
Footnote*	Actual expenses do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $10.00 ($2.50 for four quarters) to your calculated estimated expenses.

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eleven out of eleven sectors were positive, led by communication services, energy, and information technology sectors.

Top detractors from performance:

  Consumer staples and health care sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory 500 Index Fund Member Shares - $41,080	S&P 500® Index (regulatory broad based index) - $41,379	Victory US Large Cap 500 Index - $41,895
4/16	$10,000	$10,000	$10,000
4/17	$11,762	$11,792	$11,811
4/18	$13,289	$13,356	$13,418
4/19	$15,047	$15,158	$15,252
4/20	$15,301	$15,289	$15,536
4/21	$22,518	$22,320	$22,994
4/22	$22,285	$22,367	$22,584
4/23	$22,724	$22,963	$23,026
4/24	$27,978	$28,167	$28,408
4/25	$31,406	$31,574	$31,961
4/26	$41,080	$41,379	$41,895

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Member Shares	30.80%Footnote Reference	12.78%	15.18%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Victory US Large Cap 500 Index	31.08%	12.75%	15.40%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$14,923,136
Number of Holdings	513
Investment Advisory Fees	$13,921
Portfolio Turnover	3%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	3.6%
Consumer Staples	4.9%
Health Care	8.6%
Industrials	9.1%
Consumer Discretionary	9.8%
Communication Services	11.3%
Financials	12.1%
Information TechnologyFootnote Reference**	34.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSPX — AR (4/26)

Victory 500 Index Fund

Reward Shares

Ticker: USPRX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Reward Shares	$17	0.15%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eleven out of eleven sectors were positive, led by communication services, energy, and information technology sectors.

Top detractors from performance:

  Consumer staples and health care sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory 500 Index Fund Reward Shares - $41,460	S&P 500® Index (regulatory broad based index) - $41,379	Victory US Large Cap 500 Index - $41,895
4/16	$10,000	$10,000	$10,000
4/17	$11,776	$11,792	$11,811
4/18	$13,316	$13,356	$13,418
4/19	$15,092	$15,158	$15,252
4/20	$15,361	$15,289	$15,536
4/21	$22,628	$22,320	$22,994
4/22	$22,417	$22,367	$22,584
4/23	$22,881	$22,963	$23,026
4/24	$28,195	$28,167	$28,408
4/25	$31,675	$31,574	$31,961
4/26	$41,460	$41,379	$41,895

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Reward Shares	30.89%Footnote Reference	12.88%	15.28%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Victory US Large Cap 500 Index	31.08%	12.75%	15.40%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$14,923,136
Number of Holdings	513
Investment Advisory Fees	$13,921
Portfolio Turnover	3%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	3.6%
Consumer Staples	4.9%
Health Care	8.6%
Industrials	9.1%
Consumer Discretionary	9.8%
Communication Services	11.3%
Financials	12.1%
Information TechnologyFootnote Reference**	34.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USPRX — AR (4/26)

Victory Extended Market Index Fund

Fund Shares

Ticker: USMIX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Extended Market Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$40	0.34%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Ten out of eleven sectors were positive, led by energy, information technology, and industrials.

Top detractors from performance:

  Consumer staples was the largest detractor from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Extended Market Index Fund, Fund Shares - $30,379	Russell 3000® Index (regulatory broad based index) - $39,601	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index - $27,661	Wilshire 4500 Completion Index - $33,144
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$12,118	$11,858	$12,063	$12,290
4/18	$13,552	$13,406	$13,470	$13,773
4/19	$14,648	$15,106	$14,594	$14,973
4/20	$12,955	$14,948	$12,171	$13,259
4/21	$23,208	$22,560	$21,011	$23,858
4/22	$19,683	$21,857	$18,313	$20,297
4/23	$18,626	$22,186	$17,689	$19,243
4/24	$22,259	$27,133	$20,165	$23,325
4/25	$22,818	$30,227	$20,721	$24,724
4/26	$30,379	$39,601	$27,661	$33,144

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	33.14%Footnote Reference	5.53%	11.75%
Russell 3000® Index	31.01%	11.91%	14.75%
Blended-Victory Extended Market Index/Wilshire 4500 Completion IndexFootnote Reference(a)	33.49%	5.65%	10.71%
Wilshire 4500 Completion Index	34.05%	6.80%	12.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote(a)	The Blended-Victory Extended Market Index/Wilshire 4500 Completion Index performance reflects that of the Wilshire 4500 Completion Index, the Fund’s prior index, through November 30, 2023, and the Victory Extended Market Index from December 1, 2023, onward.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$786,650
Number of Holdings	2,493
Investment Advisory Fees	$740
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.0%
Communication Services	3.1%
Energy	4.8%
Materials	5.2%
Real Estate	7.3%
Consumer Discretionary	10.5%
Information Technology	13.3%
Health Care	13.4%
Financials	16.8%
Industrials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Qnity Electronics, Inc.	0.4%
Revolution Medicines, Inc.	0.4%
Fabrinet	0.4%
MasTec, Inc.	0.3%
Albemarle Corp.	0.3%
Entegris, Inc.	0.3%
ATI, Inc.	0.3%
Carpenter Technology Corp.	0.3%
Royalty Pharma PLC, Class A	0.3%
Royal Gold, Inc.	0.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USMIX — AR (4/26)

Victory Nasdaq-100 Index Fund

Fund Shares

Ticker: USNQX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$51	0.42%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Nasdaq-100 Index Fund, Fund Shares - $66,325	S&P 500® Index (regulatory broad based index) - $41,379	Nasdaq-100® Index - $69,315	Russell 1000® Growth Index - $53,507
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$12,958	$11,792	$13,023	$11,950
4/18	$15,412	$13,356	$15,573	$14,215
4/19	$18,270	$15,158	$18,548	$16,693
4/20	$21,274	$15,289	$21,683	$18,501
4/21	$32,896	$22,320	$33,659	$28,013
4/22	$30,582	$22,367	$31,432	$26,515
4/23	$31,651	$22,963	$32,686	$27,135
4/24	$41,846	$28,167	$43,398	$35,764
4/25	$47,137	$31,574	$49,084	$40,960
4/26	$66,325	$41,379	$69,315	$53,507

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	40.71%Footnote Reference	15.06%Footnote Reference	20.83%Footnote Reference
S&P 500® Index	31.05%	13.14%	15.26%
Nasdaq-100® Index	41.22%	15.54%	21.36%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNQX — AR (4/26)

Victory Nasdaq-100 Index Fund

Institutional Shares

Ticker: UINQX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.43%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Nasdaq-100 Index Fund Institutional Shares - $2,812,184	S&P 500® Index (regulatory broad based index) - $2,572,202	Nasdaq-100® Index - $2,882,769	Russell 1000® Growth Index - $2,646,925
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/21	$1,394,870	$1,387,444	$1,399,842	$1,385,795
4/22	$1,296,698	$1,390,401	$1,307,248	$1,311,688
4/23	$1,342,499	$1,427,444	$1,359,374	$1,342,329
4/24	$1,774,678	$1,750,926	$1,804,896	$1,769,192
4/25	$1,998,791	$1,962,721	$2,041,368	$2,026,249
4/26	$2,812,184	$2,572,202	$2,882,769	$2,646,925
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	40.69%Footnote Reference	15.05%Footnote Reference	19.38%Footnote Reference
S&P 500® Index	31.05%	13.14%	17.57%
Nasdaq-100® Index	41.22%	15.54%	19.89%
Russell 1000® Growth Index	30.63%	13.82%	18.15%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINQX — AR (4/26)

Victory Nasdaq-100 Index Fund

Class A

Ticker: UANQX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$84	0.70%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Nasdaq-100 Index Fund Class A @ NAV - $27,691	Victory Nasdaq-100 Index Fund Class A @ MOP - $27,069	S&P 500® Index (regulatory broad based index) - $25,722	Nasdaq-100® Index - $28,828	Russell 1000® Growth Index - $26,469
6/20Footnote Reference*	$10,000	$9,775	$10,000	$10,000	$10,000
4/21	$13,923	$13,610	$13,874	$13,998	$13,858
4/22	$12,911	$12,621	$13,904	$13,072	$13,117
4/23	$13,328	$13,028	$14,274	$13,594	$13,423
4/24	$17,566	$17,172	$17,509	$18,049	$17,692
4/25	$19,738	$19,295	$19,627	$20,414	$20,262
4/26	$27,691	$27,069	$25,722	$28,828	$26,469
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Class A is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	40.29%Footnote Reference	14.74%	19.07%Footnote Reference
Class A @ MOP	37.14%	14.22%	18.61%
S&P 500® Index	31.05%	13.14%	17.57%
Nasdaq-100® Index	41.22%	15.54%	19.89%
Russell 1000® Growth Index	30.63%	13.82%	18.15%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UANQX — AR (4/26)

Victory Nasdaq-100 Index Fund

Class C

Ticker: UCNQX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.45%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Nasdaq-100 Index Fund Class C @ NAV - $26,510	Victory Nasdaq-100 Index Fund Class C @ CDSC - $26,510	S&P 500® Index (regulatory broad based index) - $25,722	Nasdaq-100® Index - $28,828	Russell 1000® Growth Index - $26,469
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
4/21	$13,836	$13,836	$13,874	$13,998	$13,858
4/22	$12,732	$12,732	$13,904	$13,072	$13,117
4/23	$13,049	$13,049	$14,274	$13,594	$13,423
4/24	$17,072	$17,072	$17,509	$18,049	$17,692
4/25	$19,041	$19,041	$19,627	$20,414	$20,262
4/26	$26,510	$26,510	$25,722	$28,828	$26,469
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Class C is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	39.23%Footnote Reference	13.89%	18.18%Footnote Reference
Class C @ CDSC	38.23%	13.89%	18.18%
S&P 500® Index	31.05%	13.14%	17.57%
Nasdaq-100® Index	41.22%	15.54%	19.89%
Russell 1000® Growth Index	30.63%	13.82%	18.15%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCNQX — AR (4/26)

Victory Nasdaq-100 Index Fund

Class R6

Ticker: URNQX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$35	0.29%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by energy, information technology, and communication services sectors.

Top detractors from performance:

  Real estate and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Nasdaq-100 Index Fund Class R6 - $53,605	S&P 500® Index (regulatory broad based index) - $35,008	Nasdaq-100® Index - $55,179	Russell 1000® Growth Index - $45,764
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,359	$9,976	$10,367	$10,220
4/18	$12,333	$11,300	$12,397	$12,158
4/19	$14,637	$12,825	$14,766	$14,277
4/20	$17,064	$12,935	$17,261	$15,824
4/21	$26,415	$18,883	$26,794	$23,960
4/22	$24,591	$18,923	$25,022	$22,679
4/23	$25,480	$19,427	$26,020	$23,208
4/24	$33,731	$23,830	$34,548	$30,589
4/25	$38,046	$26,713	$39,074	$35,033
4/26	$53,605	$35,008	$55,179	$45,764
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Class R6 is 3/1/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	40.90%Footnote Reference	15.21%Footnote Reference	20.11%Footnote Reference
S&P 500® Index	31.05%	13.14%	14.65%
Nasdaq-100® Index	41.22%	15.54%	20.49%
Russell 1000® Growth Index	30.63%	13.82%	18.05%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$8,853,343
Number of Holdings	106
Investment Advisory Fees	$15,791
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Financials	0.2%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information TechnologyFootnote Reference**	53.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Walmart, Inc.	3.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URNQX — AR (4/26)

Victory Core Plus Intermediate Bond Fund

Fund Shares

Ticker: USIBX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$64	0.63%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Core Plus Intermediate Bond Fund, Fund Shares - $13,651	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper Core Plus Bond Funds Index - $12,589
4/16	$10,000	$10,000	$10,000
4/17	$10,539	$10,083	$10,294
4/18	$10,664	$10,051	$10,335
4/19	$11,267	$10,582	$10,871
4/20	$11,907	$11,730	$11,719
4/21	$12,929	$11,698	$12,245
4/22	$11,996	$10,703	$11,241
4/23	$12,018	$10,657	$11,140
4/24	$12,064	$10,500	$11,101
4/25	$13,038	$11,343	$12,020
4/26	$13,651	$11,803	$12,589

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.70%	1.09%	3.16%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.33%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIBX — AR (4/26)

Victory Core Plus Intermediate Bond Fund

Institutional Shares

Ticker: UIITX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$57	0.56%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Core Plus Intermediate Bond Fund Institutional Shares - $1,374,475	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Lipper Core Plus Bond Funds Index - $1,258,928
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,055,621	$1,008,286	$1,029,441
4/18	$1,067,760	$1,005,067	$1,033,546
4/19	$1,128,947	$1,058,241	$1,087,055
4/20	$1,193,854	$1,172,975	$1,171,909
4/21	$1,298,265	$1,169,841	$1,224,523
4/22	$1,204,224	$1,070,262	$1,124,109
4/23	$1,207,174	$1,065,688	$1,113,997
4/24	$1,212,776	$1,050,040	$1,110,079
4/25	$1,311,863	$1,134,258	$1,201,985
4/26	$1,374,475	$1,180,271	$1,258,928

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.77%	1.15%	3.23%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.33%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIITX — AR (4/26)

Victory Core Plus Intermediate Bond Fund

Class A

Ticker: UITBX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

What affected the Fund’s performance during the last year?

The Fund (@NAV) outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Core Plus Intermediate Bond Fund Class A @ NAV - $13,308	Victory Core Plus Intermediate Bond Fund Class A @ MOP - $13,008	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper Core Plus Bond Funds Index - $12,589
4/16	$10,000	$9,775	$10,000	$10,000
4/17	$10,514	$10,277	$10,083	$10,294
4/18	$10,598	$10,360	$10,051	$10,335
4/19	$11,167	$10,915	$10,582	$10,871
4/20	$11,781	$11,515	$11,730	$11,719
4/21	$12,759	$12,472	$11,698	$12,245
4/22	$11,806	$11,540	$10,703	$11,241
4/23	$11,797	$11,531	$10,657	$11,140
4/24	$11,812	$11,546	$10,500	$11,101
4/25	$12,738	$12,451	$11,343	$12,020
4/26	$13,308	$13,008	$11,803	$12,589

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.47%	0.84%	2.90%
Class A @ MOP	2.14%	0.39%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.33%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITBX — AR (4/26)

Victory Core Plus Intermediate Bond Fund

Class C

Ticker: UITCX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$154	1.51%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Core Plus Intermediate Bond Fund Class C @ NAV - $10,472	Victory Core Plus Intermediate Bond Fund Class C @ CDSC - $10,472	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,953	Lipper Core Plus Bond Funds Index - $10,506
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,358	$10,358	$9,865	$10,219
4/22	$9,524	$9,524	$9,025	$9,381
4/23	$9,456	$9,456	$8,987	$9,297
4/24	$9,408	$9,408	$8,855	$9,264
4/25	$10,090	$10,090	$9,565	$10,031
4/26	$10,472	$10,472	$9,953	$10,506
Footnote	Description
Footnote*	Inception date for the Victory Core Plus Intermediate Bond Fund, Class C is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	3.79%	0.22%	0.79%
Class C @ CDSC	2.79%	0.22%	0.79%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	-0.08%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	0.85%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITCX — AR (4/26)

Victory Core Plus Intermediate Bond Fund

Class R6

Ticker: URIBX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.42%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2026.

Top contributors to performance:

  Our security selection within corporate credit, allocation to asset-backed securities, and non-agency commercial mortgage-backed securities benefited performance. Within corporate credit, technology, property & casualty insurance, health care, and cable were the best performing sectors.

  Security selection and allocation both materially aided performance across industries and asset classes.

  From a credit perspective, our security selection in AAA, and BBB rated credits and our allocation to below investment grade rated B and CCC credits most impacted performance.

Top detractors from performance:

  The Fund’s underweight to the midstream, independents, and automotive sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Core Plus Intermediate Bond Fund Class R6 - $13,712	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,955	Lipper Core Plus Bond Funds Index - $12,579
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,383	$10,213	$10,286
4/18	$10,520	$10,180	$10,327
4/19	$11,144	$10,719	$10,862
4/20	$11,801	$11,881	$11,709
4/21	$12,851	$11,849	$12,235
4/22	$11,941	$10,841	$11,232
4/23	$11,991	$10,794	$11,131
4/24	$12,066	$10,636	$11,092
4/25	$13,070	$11,489	$12,010
4/26	$13,712	$11,955	$12,579
Footnote	Description
Footnote*	Inception date for the Victory Core Plus Intermediate Bond Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.92%	1.31%	3.41%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.92%
Lipper Core Plus Bond Funds Index	4.74%	0.56%	2.47%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$5,313,030
Number of Holdings	1,409
Investment Advisory Fees	$17,936
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	20.7%
U.S. Government Agency Mortgages	20.5%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	17.3%
Collateralized Mortgage Obligations	9.7%
Yankee Dollars	5.0%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three to ten years to an effective duration that is generally expected to be within three to ten years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIBX — AR (4/26)

Victory High Income Fund

Fund Shares

Ticker: USHYX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$85	0.82%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Index, for the year ended April 30, 2026.

Top contributors to performance:

  Sectors that added to performance were an underweight to packaging and finance companies and an overweight to asset-backed securities and wireless related names. Security selection in chemicals, retailers, and wirelines aided performance.

  From a credit perspective, our security selection within CCC and unrated credits benefited performance, as did our overweight to CCC and underweight BB rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to midstream, independents and oil field services, and an overweight to cash, building materials, and airlines, as well as security selection within media, other finance, and technology sectors.

  From a credit perspective, security selection within the BB rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory High Income Fund, Fund Shares - $16,675	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Bloomberg US High Yield 2% Issuer Capped Index - $17,719	Lipper High Yield Bond Funds Index - $17,104
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$11,428	$10,083	$11,329	$11,290
4/18	$11,825	$10,051	$11,699	$11,650
4/19	$12,434	$10,582	$12,488	$12,329
4/20	$11,253	$11,730	$11,978	$11,534
4/21	$13,740	$11,698	$14,322	$13,935
4/22	$13,018	$10,703	$13,575	$13,373
4/23	$13,122	$10,657	$13,740	$13,457
4/24	$14,275	$10,500	$14,977	$14,634
4/25	$15,419	$11,343	$16,279	$15,725
4/26	$16,675	$11,803	$17,719	$17,104

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	8.15%	3.95%	5.25%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg US High Yield 2% Issuer Capped Index	8.84%	4.35%	5.89%
Lipper High Yield Bond Funds Index	8.77%	4.18%	5.51%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$960,558
Number of Holdings	493
Investment Advisory Fees	$5,198
Portfolio Turnover	77%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Energy	3.4%
Consumer Staples	4.5%
Information Technology	5.1%
Health Care	5.3%
Industrials	12.9%
Consumer Discretionary	14.5%
Communication Services	15.3%
Financials	15.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USHYX — AR (4/26)

Victory High Income Fund

Institutional Shares

Ticker: UIHIX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$79	0.76%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Index, for the year ended April 30, 2026.

Top contributors to performance:

  Sectors that added to performance were an underweight to packaging and finance companies and an overweight to asset-backed securities and wireless related names. Security selection in chemicals, retailers, and wirelines aided performance.

  From a credit perspective, our security selection within CCC and unrated credits benefited performance, as did our overweight to CCC and underweight BB rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to midstream, independents and oil field services, and an overweight to cash, building materials, and airlines, as well as security selection within media, other finance, and technology sectors.

  From a credit perspective, security selection within the BB rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory High Income Fund Institutional Shares - $1,683,050	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Bloomberg US High Yield 2% Issuer Capped Index - $1,771,857	Lipper High Yield Bond Funds Index - $1,710,430
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,143,835	$1,008,286	$1,132,935	$1,128,957
4/18	$1,184,414	$1,005,067	$1,169,923	$1,164,954
4/19	$1,246,590	$1,058,241	$1,248,816	$1,232,899
4/20	$1,129,003	$1,172,975	$1,197,799	$1,153,442
4/21	$1,379,939	$1,169,841	$1,432,227	$1,393,451
4/22	$1,308,487	$1,070,262	$1,357,494	$1,337,310
4/23	$1,320,818	$1,065,688	$1,373,953	$1,345,706
4/24	$1,438,188	$1,050,040	$1,497,740	$1,463,355
4/25	$1,555,011	$1,134,258	$1,627,920	$1,572,504
4/26	$1,683,050	$1,180,271	$1,771,857	$1,710,430

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	8.23%	4.05%	5.34%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg US High Yield 2% Issuer Capped Index	8.84%	4.35%	5.89%
Lipper High Yield Bond Funds Index	8.77%	4.18%	5.51%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$960,558
Number of Holdings	493
Investment Advisory Fees	$5,198
Portfolio Turnover	77%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Energy	3.4%
Consumer Staples	4.5%
Information Technology	5.1%
Health Care	5.3%
Industrials	12.9%
Consumer Discretionary	14.5%
Communication Services	15.3%
Financials	15.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIHIX — AR (4/26)

Victory High Income Fund

Class R6

Ticker: URHIX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$70	0.67%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Index, for the year ended April 30, 2026.

Top contributors to performance:

  Sectors that added to performance were an underweight to packaging and finance companies and an overweight to asset-backed securities and wireless related names. Security selection in chemicals, retailers, and wirelines aided performance.

  From a credit perspective, our security selection within CCC and unrated credits benefited performance, as did our overweight to CCC and underweight BB rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to midstream, independents and oil field services, and an overweight to cash, building materials, and airlines, as well as security selection within media, other finance, and technology sectors.

  From a credit perspective, security selection within the BB rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory High Income Fund Class R6 - $15,698	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,955	Bloomberg US High Yield 2% Issuer Capped Index - $16,547	Lipper High Yield Bond Funds Index - $16,027
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,550	$10,213	$10,581	$10,579
4/18	$10,919	$10,180	$10,926	$10,916
4/19	$11,506	$10,719	$11,663	$11,553
4/20	$10,429	$11,881	$11,186	$10,808
4/21	$12,756	$11,849	$13,376	$13,057
4/22	$12,172	$10,841	$12,678	$12,531
4/23	$12,305	$10,794	$12,831	$12,610
4/24	$13,400	$10,636	$13,987	$13,712
4/25	$14,494	$11,489	$15,203	$14,735
4/26	$15,698	$11,955	$16,547	$16,027
Footnote	Description
Footnote*	Inception date for the Victory High Income Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	8.31%	4.24%	4.91%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.92%
Bloomberg US High Yield 2% Issuer Capped Index	8.84%	4.35%	5.50%
Lipper High Yield Bond Funds Index	8.77%	4.18%	5.14%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$960,558
Number of Holdings	493
Investment Advisory Fees	$5,198
Portfolio Turnover	77%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Energy	3.4%
Consumer Staples	4.5%
Information Technology	5.1%
Health Care	5.3%
Industrials	12.9%
Consumer Discretionary	14.5%
Communication Services	15.3%
Financials	15.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URHIX — AR (4/26)

Victory Income Fund

Fund Shares

Ticker: USAIX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$59	0.58%

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Income Fund, Fund Shares - $13,103	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper A Rated Bond Funds Index - $12,731
4/16	$10,000	$10,000	$10,000
4/17	$10,381	$10,083	$10,248
4/18	$10,462	$10,051	$10,344
4/19	$11,040	$10,582	$10,957
4/20	$11,720	$11,730	$12,230
4/21	$12,528	$11,698	$12,774
4/22	$11,516	$10,703	$11,548
4/23	$11,455	$10,657	$11,488
4/24	$11,630	$10,500	$11,336
4/25	$12,530	$11,343	$12,190
4/26	$13,103	$11,803	$12,731

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.58%	0.90%	2.74%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.44%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAIX — AR (4/26)

Victory Income Fund

Institutional Shares

Ticker: UIINX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$54	0.53%

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Income Fund Institutional Shares - $1,318,243	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Lipper A Rated Bond Funds Index - $1,273,134
4/16	$1,000,000	$1,000,000	$1,000,000
4/17	$1,039,192	$1,008,286	$1,024,829
4/18	$1,047,101	$1,005,067	$1,034,446
4/19	$1,105,882	$1,058,241	$1,095,677
4/20	$1,174,715	$1,172,975	$1,223,047
4/21	$1,256,377	$1,169,841	$1,277,394
4/22	$1,155,279	$1,070,262	$1,154,792
4/23	$1,149,608	$1,065,688	$1,148,784
4/24	$1,167,724	$1,050,040	$1,133,560
4/25	$1,258,756	$1,134,258	$1,218,953
4/26	$1,318,243	$1,180,271	$1,273,134

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.73%	0.97%	2.80%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.44%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIINX — AR (4/26)

Victory Income Fund

Class A

Ticker: UINCX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$84	0.82%

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Income Fund Class A @ NAV - $12,789	Victory Income Fund Class A @ MOP - $12,501	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Lipper A Rated Bond Funds Index - $12,731
4/16	$10,000	$9,774	$10,000	$10,000
4/17	$10,355	$10,121	$10,083	$10,248
4/18	$10,406	$10,171	$10,051	$10,344
4/19	$10,968	$10,720	$10,582	$10,957
4/20	$11,609	$11,347	$11,730	$12,230
4/21	$12,372	$12,093	$11,698	$12,774
4/22	$11,349	$11,093	$10,703	$11,548
4/23	$11,263	$11,009	$10,657	$11,488
4/24	$11,398	$11,141	$10,500	$11,336
4/25	$12,254	$11,977	$11,343	$12,190
4/26	$12,789	$12,501	$11,803	$12,731

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.37%	0.67%	2.49%
Class A @ MOP	2.06%	0.21%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.44%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINCX — AR (4/26)

Victory Income Fund

Class R6

Ticker: URIFX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$44	0.43%

What affected the Fund’s performance during the last year?

U.S. Treasury yields from two-year maturities out to 30 years shifted higher during the time period by 20 to 30 basis points. Credit spreads, which compensate investors for risk taken relative to U.S. Treasuries, decreased during the period.

Top contributors to performance:

  The Fund’s overallocation to and security selection within corporate bonds contributed positively to performance during the period.

  Allocation to and security selection within energy, banking, retailers, and utilities contributed the most to performance.

  An underweight allocation to treasuries also benefited performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underweight allocations to agency mortgage-backed securities detracted most from performance.

  An underweight allocation to non-U.S. sovereign bonds also detracted from performance.

  An overweight allocation to asset-backed securities also detracted from performance.

  Within corporates, security selection within hospitals and media & entertainment detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Income Fund Class R6 - $13,212	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,955	Lipper A Rated Bond Funds Index - $12,792
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,336	$10,213	$10,297
4/18	$10,423	$10,180	$10,393
4/19	$11,018	$10,719	$11,009
4/20	$11,712	$11,881	$12,288
4/21	$12,546	$11,849	$12,834
4/22	$11,551	$10,841	$11,602
4/23	$11,500	$10,794	$11,542
4/24	$11,682	$10,636	$11,389
4/25	$12,615	$11,489	$12,247
4/26	$13,212	$11,955	$12,792
Footnote	Description
Footnote*	Inception date for the Victory Income Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.73%	1.04%	3.00%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.92%
Lipper A Rated Bond Funds Index	4.44%	-0.07%	2.65%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$3,659,810
Number of Holdings	1,031
Investment Advisory Fees	$11,701
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	36.4%
U.S. Treasury Obligations	22.4%
Asset-Backed Securities	11.9%
U.S. Government Agency Mortgages	9.9%
Yankee Dollars	9.5%
Collateralized Mortgage Obligations	5.3%
Municipal Bonds	2.8%
OtherFootnote Reference**	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIFX — AR (4/26)

Victory Short-Term Bond Fund

Fund Shares

Ticker: USSBX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Short-Term Bond Fund, Fund Shares - $13,591	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Bloomberg 1-3 Year Credit Index - $12,867	Lipper Short Investment Grade Debt Funds Index - $12,993
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$10,234	$10,083	$10,153	$10,168
4/18	$10,310	$10,051	$10,200	$10,240
4/19	$10,710	$10,582	$10,600	$10,600
4/20	$10,860	$11,730	$11,034	$10,834
4/21	$11,573	$11,698	$11,334	$11,357
4/22	$11,266	$10,703	$10,945	$10,963
4/23	$11,468	$10,657	$11,117	$11,131
4/24	$12,126	$10,500	$11,546	$11,628
4/25	$13,018	$11,343	$12,352	$12,447
4/26	$13,591	$11,803	$12,867	$12,993

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.40%	3.27%	3.12%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.55%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.65%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSBX — AR (4/26)

Victory Short-Term Bond Fund

Institutional Shares

Ticker: UISBX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$47	0.46%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Short-Term Bond Fund Institutional Shares - $1,373,737	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Bloomberg 1-3 Year Credit Index - $1,286,702	Lipper Short Investment Grade Debt Funds Index - $1,299,343
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,024,544	$1,008,286	$1,015,258	$1,016,782
4/18	$1,034,403	$1,005,067	$1,019,991	$1,023,995
4/19	$1,074,486	$1,058,241	$1,060,024	$1,060,031
4/20	$1,090,566	$1,172,975	$1,103,370	$1,083,445
4/21	$1,164,462	$1,169,841	$1,133,434	$1,135,740
4/22	$1,133,125	$1,070,262	$1,094,461	$1,096,329
4/23	$1,155,856	$1,065,688	$1,111,650	$1,113,141
4/24	$1,221,928	$1,050,040	$1,154,636	$1,162,760
4/25	$1,313,197	$1,134,258	$1,235,187	$1,244,663
4/26	$1,373,737	$1,180,271	$1,286,702	$1,299,343

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.61%	3.36%	3.23%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.55%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.65%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISBX — AR (4/26)

Victory Short-Term Bond Fund

Class A

Ticker: UASBX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$76	0.74%

What affected the Fund’s performance during the last year?

The Fund (@ NAV) outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Short-Term Bond Fund Class A @ NAV - $13,339	Victory Short-Term Bond Fund Class A @ MOP - $13,039	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Bloomberg 1-3 Year Credit Index - $12,867	Lipper Short Investment Grade Debt Funds Index - $12,993
4/16	$10,000	$9,775	$10,000	$10,000	$10,000
4/17	$10,222	$9,993	$10,083	$10,153	$10,168
4/18	$10,283	$10,052	$10,051	$10,200	$10,240
4/19	$10,656	$10,417	$10,582	$10,600	$10,600
4/20	$10,783	$10,541	$11,730	$11,034	$10,834
4/21	$11,469	$11,211	$11,698	$11,334	$11,357
4/22	$11,140	$10,889	$10,703	$10,945	$10,963
4/23	$11,319	$11,064	$10,657	$11,117	$11,131
4/24	$11,945	$11,677	$10,500	$11,546	$11,628
4/25	$12,801	$12,513	$11,343	$12,352	$12,447
4/26	$13,339	$13,039	$11,803	$12,867	$12,993

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.21%	3.07%	2.92%
Class A @ MOP	1.86%	2.61%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.55%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.65%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UASBX — AR (4/26)

Victory Short-Term Bond Fund

Class R6

Ticker: URSBX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$34	0.33%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending April 30, 2026. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included asset-backed securities, banking, property & casualty insurance, non-agency commercial mortgage-backed securities, and independent exploration and development.

  From a credit perspective, relative to the Index, our allocation to AAA, BBB and below investment grade bonds contributed the most to outperformance.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  Duration contributed to performance as the maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest increase in the yield curve during the period, while rates decreased for one year and shorter maturities. This led to duration contributing to relative outperformance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, chemicals, automotive, health insurance, and airlines.

  From a credit perspective, relative to the Index, our allocation to A and AA bonds contributed the most to underperformance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Short-Term Bond Fund Class R6 - $13,741	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,955	Bloomberg 1-3 Year Credit Index - $12,813	Lipper Short Investment Grade Debt Funds Index - $12,910
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,156	$10,213	$10,110	$10,103
4/18	$10,264	$10,180	$10,157	$10,175
4/19	$10,670	$10,719	$10,556	$10,533
4/20	$10,834	$11,881	$10,987	$10,765
4/21	$11,572	$11,849	$11,287	$11,285
4/22	$11,271	$10,841	$10,898	$10,893
4/23	$11,514	$10,794	$11,070	$11,060
4/24	$12,190	$10,636	$11,498	$11,553
4/25	$13,118	$11,489	$12,300	$12,367
4/26	$13,741	$11,955	$12,813	$12,910
Footnote	Description
Footnote*	Inception date for the Victory Short-Term Bond Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.74%	3.50%	3.43%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.92%
Bloomberg 1-3 Year Credit Index	4.17%	2.57%	2.67%
Lipper Short Investment Grade Debt Funds Index	4.39%	2.73%	2.75%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,749,656
Number of Holdings	1,095
Investment Advisory Fees	$6,692
Portfolio Turnover	43%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	41.9%
Asset-Backed Securities	29.5%
U.S. Treasury Obligations	10.6%
Yankee Dollars	8.5%
Collateralized Mortgage Obligations	4.8%
OtherFootnote Reference**	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of three years or less to an effective duration that is generally three years or less.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSBX — AR (4/26)

Victory Ultra Short-Term Bond Fund

Fund Shares

Ticker: UUSTX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$62	0.61%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Ultra Short-Term Bond Fund, Fund Shares - $13,437	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,803	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,580	Lipper Ultra Short Obligations Funds Index - $12,990
4/16	$10,000	$10,000	$10,000	$10,000
4/17	$10,160	$10,083	$10,041	$10,148
4/18	$10,269	$10,051	$10,162	$10,280
4/19	$10,605	$10,582	$10,384	$10,543
4/20	$10,520	$11,730	$10,601	$10,670
4/21	$11,227	$11,698	$10,613	$10,936
4/22	$11,081	$10,703	$10,621	$10,845
4/23	$11,398	$10,657	$10,933	$11,127
4/24	$12,114	$10,500	$11,527	$11,785
4/25	$12,824	$11,343	$12,096	$12,432
4/26	$13,437	$11,803	$12,580	$12,990

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.78%	3.66%	3.00%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.32%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	2.65%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSTX — AR (4/26)

Victory Ultra Short-Term Bond Fund

Institutional Shares

Ticker: UUSIX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$61	0.60%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Ultra Short-Term Bond Fund Institutional Shares - $1,347,742	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,180,271	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $1,258,024	Lipper Ultra Short Obligations Funds Index - $1,299,031
4/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/17	$1,015,864	$1,008,286	$1,004,123	$1,014,829
4/18	$1,025,986	$1,005,067	$1,016,169	$1,027,984
4/19	$1,060,230	$1,058,241	$1,038,432	$1,054,293
4/20	$1,052,250	$1,172,975	$1,060,112	$1,067,029
4/21	$1,123,891	$1,169,841	$1,061,339	$1,093,638
4/22	$1,109,945	$1,070,262	$1,062,063	$1,084,549
4/23	$1,142,387	$1,065,688	$1,093,255	$1,112,652
4/24	$1,214,672	$1,050,040	$1,152,743	$1,178,546
4/25	$1,286,062	$1,134,258	$1,209,597	$1,243,183
4/26	$1,347,742	$1,180,271	$1,258,024	$1,299,031

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.80%	3.70%	3.03%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.32%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	2.65%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSIX — AR (4/26)

Victory Ultra Short-Term Bond Fund

Class A

Ticker: USBAX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

What affected the Fund’s performance during the last year?

The Fund (@ NAV) outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class A is currently not charging a sales charge. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Ultra Short-Term Bond Fund Class A @ NAV - $12,244	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,953	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,865	Lipper Ultra Short Obligations Funds Index - $11,983
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,360	$9,865	$10,010	$10,088
4/22	$10,201	$9,025	$10,017	$10,004
4/23	$10,467	$8,987	$10,311	$10,264
4/24	$11,093	$8,855	$10,872	$10,871
4/25	$11,727	$9,565	$11,408	$11,468
4/26	$12,244	$9,953	$11,865	$11,983
Footnote	Description
Footnote*	Inception date for the Victory Ultra Short-Term Bond Fund, Class A is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	4.42%	3.40%	3.53%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	-0.08%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.97%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	3.15%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBAX — AR (4/26)

Victory Ultra Short-Term Bond Fund

Class R6

Ticker: URUSX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$44	0.43%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2026. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation was the biggest driver of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included other financials, basic industry, non-agency commercial mortgage-backed securities, energy, communications, and consumer cyclical.

  From a credit rating perspective, below investment grade, BBB, A, and AA rated bonds performed the best.

  Security selection was a slight contributor to performance.

Top detractors from performance:

  The Fund’s longer duration and exposure to the 2-3 year part of the curve was the top detractor of performance relative to the Index as the yield curve was inverted at the start of the period and positively sloped at the end.

  While the following sectors had positive returns during the reporting period, they generated the least returns: other financials, utilities, airports, and municipal appropriation debt.

  The municipal school district sector was the only one with a negative return, but a minimal allocation limited its underperformance overall.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Ultra Short-Term Bond Fund Class R6 - $13,504	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,856	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,542	Lipper Ultra Short Obligations Funds Index - $12,819
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,038	$10,128	$10,011	$10,015
4/18	$10,154	$10,096	$10,131	$10,145
4/19	$10,509	$10,630	$10,353	$10,404
4/20	$10,447	$11,783	$10,569	$10,530
4/21	$11,183	$11,751	$10,581	$10,792
4/22	$11,059	$10,751	$10,588	$10,703
4/23	$11,395	$10,705	$10,899	$10,980
4/24	$12,134	$10,548	$11,492	$11,630
4/25	$12,865	$11,394	$12,059	$12,268
4/26	$13,504	$11,856	$12,542	$12,819
Footnote	Description
Footnote*	Inception date for the Victory Ultra Short-Term Bond Fund, Class R6 is 3/1/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	4.96%	3.84%	3.33%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.88%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.00%	3.46%	2.50%
Lipper Ultra Short Obligations Funds Index	4.49%	3.50%	2.75%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$297,246
Number of Holdings	427
Investment Advisory Fees	$828
Portfolio Turnover	62%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	28.3%
Commercial Paper	22.6%
Asset-Backed Securities	20.9%
Yankee Dollars	15.1%
Collateralized Mortgage Obligations	10.7%
OtherFootnote Reference**	2.6%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of 18 months or less to an effective duration that is generally expected to be within one year or less of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued September 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URUSX — AR (4/26)

Victory Money Market Fund

Fund Shares

Ticker: USAXX

Annual Shareholder Report — April 30, 2026

The annual shareholder report contains important information about Victory Money Market Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$63	0.62%

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2026)

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,038,056
Number of Holdings	67
Investment Advisory Fees	$4,983
7 Day Net Yield	3.37%
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	3.73%	3.26%	2.07%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Commercial Paper	68.8%
Certificates of Deposit	18.9%
Repurchase Agreements	12.1%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAXX — AR (4/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley are each an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $363,551 and $357,250 for the fiscal years ended April 30, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended April 30, 2026 and 2025, respectively.

(c)  Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were $92,250 and $80,250 for the fiscal years ended April 30, 2026 and 2025, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended April 30, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended April 30, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $137,250 and $80,250 for the years ended April 30, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026
Annual: Full Financials
Victory Target Retirement Income Fund
Victory Target Retirement 2030 Fund
Victory Target Retirement 2040 Fund
Victory Target Retirement 2050 Fund
Victory Target Retirement 2060 Fund

vcm.com
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Detailed performance records
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The latest fund news
Investment resources to help you become a better investor
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Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Target Retirement Income Fund
2
Victory Target Retirement 2030 Fund
3
Victory Target Retirement 2040 Fund
4
Victory Target Retirement 2050 Fund
5
Victory Target Retirement 2060 Fund
6
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
7
Statements of Operations
9
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements (Form N-CSR Item 7) 19
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 33
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
34
Advisory Contract Approval (Form N-CSR Item 11)
35

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Target Retirement Income Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (23.9%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 40,789
VictoryShares Emerging Markets Value Momentum ETF .......................... 156,416 9,447
VictoryShares Free Cash Flow ETF (a) ........................................ 266,746 11,219
VictoryShares Free Cash Flow Growth ETF .................................... 342,786 10,071
VictoryShares International Free Cash Flow Growth ETF .......................... 136,000 4,145
VictoryShares International Value Momentum ETF ............................... 267,086 19,132
VictoryShares Pioneer Asset-Based Income ETF ................................. 280,000 6,958
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,468
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 6,494
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 106,772 11,002
VictoryShares US Value Momentum ETF (a) .................................... 93,804 9,553
VictoryShares WestEnd U.S. Sector ETF ...................................... 287,123 14,069
Total Affiliated Exchange-Traded Funds (Cost $136,808)
a
a
a
165,347
Affiliated Mutual Funds (75.6%)
Victory 500 Index Fund, Reward Shares ....................................... 267,531 23,339
Victory Core Plus Bond Fund, Institutional Shares ............................... 8,199,002 75,349
Victory Emerging Markets Fund, Institutional Shares ............................. 225,335 6,810
Victory Global Managed Volatility Fund, Institutional Shares ........................ 2,303,830 26,586
Victory Government Securities Fund, Institutional Shares .......................... 16,673,333 148,893
Victory High Income Fund, Institutional Shares ................................. 4,571,650 31,270
Victory Income Stock Fund, Institutional Shares ................................. 285,621 5,638
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 205,273 5,466
Victory Market Neutral Income Fund, Class I ................................... 4,419,268 40,878
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 198,158 13,051
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 60,279 3,033
Victory RS International Fund, Class R6 ...................................... 1,785,905 27,628
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,368,445 76,320
Victory Small Cap Stock Fund, Institutional Shares ............................... 383,341 5,942
Victory Target Managed Allocation Fund ...................................... 1,085,876 13,204
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,846,949 20,631
Total Affiliated Mutual Funds (Cost $484,549)
a
a
a
524,038
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (b) ........ 187,450 188
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (b) ............ 187,450 188
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (b) ............... 187,450 187
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (b) . 187,450 187
Total Collateral for Securities Loaned (Cost $750)
a
a
a
750
Total Investments (Cost $622,107) — 99.6% 690,135
Other assets in excess of liabilities —  0.4% 3,090
NET ASSETS - 100.00% $ 693,225
At April 30, 2026, the foreign securities held by the underlying Funds were 22.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2026.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Target Retirement 2030 Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (31.7%)
VictoryShares Corporate Bond ETF (a) ........................................ 2,360,410 $ 50,694
VictoryShares Emerging Markets Value Momentum ETF .......................... 407,025 24,582
VictoryShares Free Cash Flow ETF .......................................... 856,759 36,035
VictoryShares Free Cash Flow Growth ETF .................................... 843,261 24,775
VictoryShares International Free Cash Flow Growth ETF .......................... 647,000 19,718
VictoryShares International Value Momentum ETF ............................... 700,880 50,206
VictoryShares Pioneer Asset-Based Income ETF ................................. 540,000 13,419
VictoryShares Short-Term Bond ETF ......................................... 1,418,858 71,865
VictoryShares Small Cap Free Cash Flow ETF .................................. 593,995 19,288
VictoryShares US Small Mid Cap Value Momentum ETF (a) ........................ 284,422 29,307
VictoryShares US Value Momentum ETF (a) .................................... 346,589 35,298
VictoryShares WestEnd U.S. Sector ETF ...................................... 969,469 47,504
Total Affiliated Exchange-Traded Funds (Cost $329,591)
a
a
a
422,691
Affiliated Mutual Funds (68.2%)
Victory 500 Index Fund, Reward Shares ....................................... 788,484 68,787
Victory Core Plus Bond Fund, Institutional Shares ............................... 11,335,337 104,172
Victory Emerging Markets Fund, Institutional Shares ............................. 538,376 16,270
Victory Global Managed Volatility Fund, Institutional Shares ........................ 6,373,275 73,548
Victory Government Securities Fund, Institutional Shares .......................... 22,823,737 203,816
Victory High Income Fund, Institutional Shares ................................. 7,359,139 50,337
Victory Income Stock Fund, Institutional Shares ................................. 1,167,532 23,047
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 713,336 18,996
Victory Market Neutral Income Fund, Class I ................................... 4,864,940 45,001
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 653,362 43,030
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 114,275 5,749
Victory RS International Fund, Class R6 ...................................... 4,624,908 71,547
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,819,356 71,313
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,227,774 19,030
Victory Target Managed Allocation Fund ...................................... 3,447,646 41,923
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 4,935,230 55,127
Total Affiliated Mutual Funds (Cost $792,539)
a
a
a
911,693
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 165,863 165
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (c) ............ 165,863 166
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 165,863 166
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (c) . 165,863 166
Total Collateral for Securities Loaned (Cost $663)
a
a
a
663
Total Investments (Cost $1,122,793) — 99.9% 1,335,047
Other assets in excess of liabilities —  0.1% 2,005
NET ASSETS - 100.00% $ 1,337,052
At April 30, 2026, the foreign securities held by the underlying Funds were 25.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on April 30, 2026.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Target Retirement 2040 Fund
4
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (37.2%)
VictoryShares Corporate Bond ETF (a) ........................................ 1,949,335 $ 41,866
VictoryShares Emerging Markets Value Momentum ETF .......................... 823,858 49,756
VictoryShares Free Cash Flow ETF .......................................... 1,816,057 76,383
VictoryShares Free Cash Flow Growth ETF .................................... 1,871,473 54,984
VictoryShares International Free Cash Flow Growth ETF .......................... 1,104,000 33,645
VictoryShares International Value Momentum ETF ............................... 1,252,800 89,741
VictoryShares Pioneer Asset-Based Income ETF (a) ............................... 840,000 20,874
VictoryShares Short-Term Bond ETF (a) ....................................... 1,279,554 64,809
VictoryShares Small Cap Free Cash Flow ETF .................................. 1,009,485 32,779
VictoryShares US Small Mid Cap Value Momentum ETF (a) ........................ 514,983 53,064
VictoryShares US Value Momentum ETF (a) .................................... 757,333 77,130
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,952,689 95,682
Total Affiliated Exchange-Traded Funds (Cost $514,147)
a
a
a
690,713
Affiliated Mutual Funds (62.3%)
Victory 500 Index Fund, Reward Shares ....................................... 1,641,916 143,241
Victory Core Plus Bond Fund, Institutional Shares ............................... 9,003,520 82,742
Victory Emerging Markets Fund, Institutional Shares ............................. 614,467 18,569
Victory Global Managed Volatility Fund, Institutional Shares ........................ 12,096,851 139,598
Victory Government Securities Fund, Institutional Shares .......................... 13,133,562 117,283
Victory High Income Fund, Institutional Shares ................................. 8,942,506 61,167
Victory Income Stock Fund, Institutional Shares ................................. 2,184,327 43,119
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,238,380 32,978
Victory Market Neutral Income Fund, Class I ................................... 4,170,350 38,576
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 1,332,576 87,763
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 200,297 10,077
Victory RS International Fund, Class R6 ...................................... 8,662,521 134,009
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,891,039 26,366
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,698,855 41,832
Victory Target Managed Allocation Fund ...................................... 6,642,150 80,769
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 8,848,617 98,839
Total Affiliated Mutual Funds (Cost $922,533)
a
a
a
1,156,928
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (b) ........ 609,753 610
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (b) ............ 609,753 610
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (b) ............... 609,753 609
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (b) . 609,753 610
Total Collateral for Securities Loaned (Cost $2,439)
a
a
a
2,439
Total Investments (Cost $1,439,119) — 99.6% 1,850,080
Other assets in excess of liabilities —  0.4% 7,004
NET ASSETS - 100.00% $ 1,857,084
At April 30, 2026, the foreign securities held by the underlying Funds were 31.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2026.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Target Retirement 2050 Fund
5
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (38.6%)
VictoryShares Corporate Bond ETF .......................................... 698,750 $ 15,007
VictoryShares Emerging Markets Value Momentum ETF .......................... 576,226 34,801
VictoryShares Free Cash Flow ETF (a) ........................................ 1,342,090 56,448
VictoryShares Free Cash Flow Growth ETF .................................... 1,484,836 43,624
VictoryShares International Free Cash Flow Growth ETF .......................... 747,000 22,765
VictoryShares International Value Momentum ETF ............................... 932,283 66,782
VictoryShares Pioneer Asset-Based Income ETF ................................. 400,000 9,940
VictoryShares Small Cap Free Cash Flow ETF .................................. 856,847 27,823
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 16,934
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 375,468 38,688
VictoryShares US Value Momentum ETF (a) .................................... 576,857 58,749
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,483,654 72,699
Total Affiliated Exchange-Traded Funds (Cost $324,412)
a
a
a
464,260
Affiliated Mutual Funds (61.0%)
Victory 500 Index Fund, Reward Shares ....................................... 1,237,722 107,979
Victory Core Plus Bond Fund, Institutional Shares ............................... 4,265,918 39,204
Victory Emerging Markets Fund, Institutional Shares ............................. 506,770 15,314
Victory Global Managed Volatility Fund, Institutional Shares ........................ 9,084,477 104,835
Victory Government Securities Fund, Institutional Shares .......................... 5,096,485 45,512
Victory High Income Fund, Institutional Shares ................................. 1,424,215 9,742
Victory Income Stock Fund, Institutional Shares ................................. 1,478,106 29,178
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 933,634 24,863
Victory Market Neutral Income Fund, Class I ................................... 1,176,534 10,883
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 1,061,296 69,897
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 116,752 5,874
Victory RS International Fund, Class R6 ...................................... 6,579,123 101,779
Victory Short-Term Bond Fund, Institutional Shares .............................. 108,323 988
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,026,096 31,404
Victory Target Managed Allocation Fund ...................................... 5,203,725 63,277
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,518,399 72,810
Total Affiliated Mutual Funds (Cost $556,789)
a
a
a
733,539
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (b) ........ 352,175 353
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (b) ............ 352,175 352
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (b) ............... 352,175 352
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (b) . 352,175 352
Total Collateral for Securities Loaned (Cost $1,409)
a
a
a
1,409
Total Investments (Cost $882,610) — 99.7% 1,199,208
Other assets in excess of liabilities —  0.3% 4,206
NET ASSETS - 100.00% $ 1,203,414
At April 30, 2026, the foreign securities held by the underlying Funds were 34.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2026.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Target Retirement 2060 Fund
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (39.2%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,744
VictoryShares Emerging Markets Value Momentum ETF .......................... 90,347 5,456
VictoryShares Free Cash Flow ETF .......................................... 218,406 9,186
VictoryShares Free Cash Flow Growth ETF .................................... 212,019 6,229
VictoryShares International Free Cash Flow Growth ETF .......................... 195,000 5,943
VictoryShares International Value Momentum ETF ............................... 148,180 10,615
VictoryShares Small Cap Free Cash Flow ETF .................................. 144,334 4,687
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,564
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 59,930 6,175
VictoryShares US Value Momentum ETF (a) .................................... 92,671 9,438
VictoryShares WestEnd U.S. Sector ETF ...................................... 242,452 11,880
Total Affiliated Exchange-Traded Funds (Cost $51,057)
a
a
a
73,917
Affiliated Mutual Funds (60.5%)
Victory 500 Index Fund, Reward Shares ....................................... 202,328 17,651
Victory Core Plus Bond Fund, Institutional Shares ............................... 455,651 4,187
Victory Emerging Markets Fund, Institutional Shares ............................. 130,149 3,933
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,364,422 15,745
Victory Government Securities Fund, Institutional Shares .......................... 742,191 6,628
Victory Income Stock Fund, Institutional Shares ................................. 278,761 5,503
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 134,752 3,588
Victory Market Neutral Income Fund, Class I ................................... 58,687 543
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 177,886 11,716
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 17,465 879
Victory RS International Fund, Class R6 ...................................... 1,147,201 17,747
Victory Short-Term Bond Fund, Institutional Shares .............................. 136 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 308,357 4,780
Victory Target Managed Allocation Fund ...................................... 851,739 10,357
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 978,849 10,934
Total Affiliated Mutual Funds (Cost $86,978)
a
a
a
114,192
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (b) ........ 30,750 30
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (b) ............ 30,750 31
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (b) ............... 30,750 31
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (b) . 30,750 31
Total Collateral for Securities Loaned (Cost $123)
a
a
a
123
Total Investments (Cost $138,158) — 99.8% 188,232
Other assets in excess of liabilities —  0.2% 402
NET ASSETS - 100.00% $ 188,634
At April 30, 2026, the foreign securities held by the underlying Funds were 34.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2026.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
April 30, 2026
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Assets:
Affiliated investments, at value (Cost $621,357, $1,122,130 and $1,436,680) $ 689,385 (a) $ 1,334,384 (b) $ 1,847,641 (c)
Unaffiliated investments, at value (Cost $750, $663 and $2,439) 750 663 2,439
Cash 3,204 2,975 10,220
Receivables:
Dividends, interest, and securities lending income 6 10 22
Capital shares issued 813 85 368
Prepaid expenses 10 9 15
Total Assets 694,168 1,338,126 1,860,705
Liabilities:
Payables:
Collateral received on loaned securities 750 663 2,439
Capital shares redeemed 149 356 1,116
Payable to Adviser — — 5
Accrued expenses and other payables:
Custodian fees 1 3 5
Transfer agent fees 5 9 12
Compliance fees — (d) 1 1
Trustees' fees 1 1 1
Other accrued expenses 37 41 42
Total Liabilities 943 1,074 3,621
Commitments and contingencies (Note 4 )
Net Assets:
Capital 611,767 1,068,995 1,361,427
Total accumulated earnings (loss) 81,458 268,057 495,657
Net Assets $ 693,225 $ 1,337,052 $ 1,857,084
Shares (unlimited number of shares authorized with no par value): 59,225 96,218 122,575
Net asset value, offering and redemption price per share:(e) $ 11.71 $ 13.90 $ 15.15
(a) Includes $736 thousand of securities on loan.
(b) Includes $658 thousand of securities on loan.
(c) Includes $2,413 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
April 30, 2026
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Assets:
Affiliated investments, at value (Cost $881,201 and $138,035) $ 1,197,799 (a) $ 188,109 (b)
Unaffiliated investments, at value (Cost $1,409 and $123) 1,409 123
Cash 5,592 767
Receivables:
Dividends, interest, and securities lending income 14 2
Capital shares issued 277 23
Prepaid expenses 9 6
Total Assets 1,205,100 189,030
Liabilities:
Payables:
Collateral received on loaned securities 1,409 123
Capital shares redeemed 226 234
Payable to Adviser — 3
Accrued expenses and other payables:
Custodian fees 3 1
Transfer agent fees 8 1
Compliance fees 1 — (c)
Trustees' fees 1 1
Other accrued expenses 38 33
Total Liabilities 1,686 396
Commitments and contingencies (Note 4 )
Net Assets:
Capital 828,874 131,080
Total accumulated earnings (loss) 374,540 57,554
Net Assets $ 1,203,414 $ 188,634
Shares (unlimited number of shares authorized with no par value): 73,060 11,117
Net asset value, offering and redemption price per share:(d) $ 16.47 $ 16.97
(a) Includes $1,380 thousand of securities on loan.
(b) Includes $122 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended April 30, 2026
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Investment Income:
Dividends from affiliated investments $ 24,567 $ 40,899 $ 45,911
Interest from unaffiliated investments 81 167 342
Securities lending (net of fees) 13 37 52
Total Income 24,661 41,103 46,305
Expenses:
Sub-Administration fees 16 16 16
Custodian fees 8 17 26
Transfer agent fees 25 48 65
Trustees' fees 47 47 48
Compliance fees 5 10 14
Printing fees 34 39 42
Legal and audit fees 49 51 50
State registration and filing fees 32 33 35
Other expenses 21 34 42
Recoupment of prior expenses waived/reimbursed by Adviser — — 9
Total Expenses 237 295 347
Net Investment Income (Loss) 24,424 40,808 45,958
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 15,608 38,886 61,856
Capital gain distributions received from affiliated investment securities 8,967 25,938 46,515
Net change in unrealized appreciation/depreciation on affiliated investment securities 36,909 109,402 209,909
Net realized/unrealized gains (losses) on investments 61,484 174,226 318,280
Change in net assets resulting from operations $ 85,908 $ 215,034 $ 364,238

Statements of Operations
For the Year Ended April 30, 2026
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Investment Income:
Dividends from affiliated investments $ 24,359 $ 3,483
Interest from unaffiliated investments 165 28
Securities lending (net of fees) 40 15
Total Income 24,564 3,526
Expenses:
Sub-Administration fees 16 16
Custodian fees 18 4
Transfer agent fees 42 7
Trustees' fees 47 46
Compliance fees 9 1
Printing fees 33 24
Legal and audit fees 50 49
State registration and filing fees 29 19
Other expenses 27 9
Recoupment of prior expenses waived/reimbursed by Adviser — 2
Total Expenses 271 177
Expenses waived/reimbursed by Adviser — (6)
Net Expenses 271 171
Net Investment Income (Loss) 24,293 3,355
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 39,284 5,449
Capital gain distributions received from affiliated investment securities 34,248 5,236
Net change in unrealized appreciation/depreciation on affiliated investment securities 166,038 27,957
Net realized/unrealized gains (losses) on investments 239,570 38,642
Change in net assets resulting from operations $ 263,863 $ 41,997

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement
Income Fund
Victory Target Retirement 2030
Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 24,424 $ 23,977 $ 40,808 $ 38,571
Net realized gains (losses) 24,575 12,175 64,824 39,318
Net change in unrealized appreciation/depreciation 36,909 19,738 109,402 35,577
Change in net assets resulting from operations 85,908 55,890 215,034 113,466
Change in net assets resulting from distributions to shareholders (40,227) (26,841) (84,132) (56,497)
Change in net assets resulting from capital transactions 5,865 (28,221) (1,100) (43,793)
Change in net assets 51,546 828 129,802 13,176
Net Assets:
Beginning of period 641,679 640,851 1,207,250 1,194,074
End of period $ 693,225 $ 641,679 $ 1,337,052 $ 1,207,250
Capital Transactions:
Proceeds from shares issued $ 73,385 $ 51,661 $ 120,014 $ 92,929
Distributions reinvested 39,879 26,625 83,913 56,356
Cost of shares redeemed (107,399) (106,507) (205,027) (193,078)
Change in net assets resulting from capital transactions $ 5,865 $ (28,221) $ (1,100) $ (43,793)
Share Transactions:
Issued 6,386 4,749 8,861 7,369
Reinvested 3,502 2,455 6,262 4,528
Redeemed (9,361) (9,792) (15,177) (15,322)
Change in Shares 527 (2,588) (54) (3,425)

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2040
Fund
Victory Target Retirement 2050
Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 45,958 $ 42,873 $ 24,293 $ 23,451
Net realized gains (losses) 108,371 55,695 73,532 34,857
Net change in unrealized appreciation/depreciation 209,909 52,034 166,038 36,692
Change in net assets resulting from operations 364,238 150,602 263,863 95,000
Change in net assets resulting from distributions to shareholders (118,467) (67,075) (69,896) (36,324)
Change in net assets resulting from capital transactions 45,111 (24,225) 20,859 (13,910)
Change in net assets 290,882 59,302 214,826 44,766
Net Assets:
Beginning of period 1,566,202 1,506,900 988,588 943,822
End of period $ 1,857,084 $ 1,566,202 $ 1,203,414 $ 988,588
Capital Transactions:
Proceeds from shares issued $ 149,315 $ 123,201 $ 95,712 $ 79,654
Distributions reinvested 118,204 66,951 69,794 36,271
Cost of shares redeemed (222,408) (214,377) (144,647) (129,835)
Change in net assets resulting from capital transactions $ 45,111 $ (24,225) $ 20,859 $ (13,910)
Share Transactions:
Issued 10,284 9,323 6,166 5,722
Reinvested 8,230 5,111 4,523 2,627
Redeemed (15,351) (16,208) (9,332) (9,334)
Change in Shares 3,163 (1,774) 1,357 (985)

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2060
Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,355 $ 3,270
Net realized gains (losses) 10,685 2,944
Net change in unrealized appreciation/depreciation 27,957 7,439
Change in net assets resulting from operations 41,997 13,653
Change in net assets resulting from distributions to shareholders (9,398) (4,023)
Change in net assets resulting from capital transactions 6,670 799
Change in net assets 39,269 10,429
Net Assets:
Beginning of period 149,365 138,936
End of period $ 188,634 $ 149,365
Capital Transactions:
Proceeds from shares issued $ 18,988 $ 17,322
Distributions reinvested 9,384 4,020
Cost of shares redeemed (21,702) (20,543)
Change in net assets resulting from capital transactions $ 6,670 $ 799
Share Transactions:
Issued 1,191 1,236
Reinvested 593 288
Redeemed (1,365) (1,462)
Change in Shares 419 62

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Target Retirement Income Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.93 $10.46 $10.18 $9.79 $11.68 $11.71
Investment Activities:
Net investment income (loss)(b) 0.42 0.40 0.36 0.08 0.29 0.38
Net realized and unrealized gains (losses) 1.05 0.52 0.36 0.37 (1.53) 0.37
Total from Investment Activities 1.47 0.92 0.72 0.45 (1.24) 0.75
Distributions to Shareholders from:
Net investment income (0.41) (0.40) (0.36) (0.06) (0.29) (0.38)
Net realized gains (0.28) (0.05) (0.08) — (0.36) (0.40)
Total Distributions (0.69) (0.45) (0.44) (0.06) (0.65) (0.78)
Net Asset Value, End of Period $11.71 $10.93 $10.46 $10.18 $9.79 $11.68
Total Return(c)(d) 13.78% 8.93% 7.15% 4.56% (10.64)% 6.48%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.04% 0.04% 0.04% 0.05% 0.04% 0.03%
Net Investment Income (Loss)(e) 3.63% 3.69% 3.51% 2.46% 2.75% 3.13%
Gross Expenses(e)(f) 0.04% 0.04% 0.04% 0.05% 0.04% 0.03%
Supplemental Data:
Net Assets at end of period (000's) $693,225 $641,679 $640,851 $666,388 $656,998 $807,636
Portfolio Turnover(c) 10% 10% 5% 2% 13% 16%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2030 Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $12.54 $11.98 $11.33 $10.71 $13.57 $13.03
Investment Activities:
Net investment income (loss)(b) 0.43 0.40 0.34 0.07 0.31 0.53
Net realized and unrealized gains (losses) 1.83 0.75 0.81 0.55 (2.15) 1.05
Total from Investment Activities 2.26 1.15 1.15 0.62 (1.84) 1.58
Distributions to Shareholders from:
Net investment income (0.42) (0.39) (0.33) — (0.29) (0.59)
Net realized gains (0.48) (0.20) (0.17) — (0.73) (0.45)
Total Distributions (0.90) (0.59) (0.50) — (1.02) (1.04)
Net Asset Value, End of Period $13.90 $12.54 $11.98 $11.33 $10.71 $13.57
Total Return(c)(d) 18.39% 9.67% 10.25% 5.79% (13.53)% 12.24%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.02% 0.03% 0.03% 0.03% 0.03% 0.02%
Net Investment Income (Loss)(e) 3.18% 3.13% 2.93% 1.78% 2.55% 3.79%
Gross Expenses(e)(f) 0.02% 0.03% 0.03% 0.04% 0.03% 0.02%
Supplemental Data:
Net Assets at end of period (000's) $1,337,052 $1,207,250 $1,194,074 $1,176,156 $1,134,657 $1,387,522
Portfolio Turnover(c) 13% 10% 8% 2% 13% 18%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Target Retirement 2040 Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $13.12 $12.43 $11.42 $10.71 $13.98 $13.02
Investment Activities:
Net investment income (loss)(b) 0.38 0.36 0.30 0.05 0.31 0.60
Net realized and unrealized gains (losses) 2.65 0.90 1.19 0.66 (2.43) 1.45
Total from Investment Activities 3.03 1.26 1.49 0.71 (2.12) 2.05
Distributions to Shareholders from:
Net investment income (0.37) (0.35) (0.30) — (0.29) (0.67)
Net realized gains (0.63) (0.22) (0.18) — (0.86) (0.42)
Total Distributions (1.00) (0.57) (0.48) — (1.15) (1.09)
Net Asset Value, End of Period $15.15 $13.12 $12.43 $11.42 $10.71 $13.98
Total Return(c)(d) 23.67% 10.16% 13.16% 6.63% (15.15)% 15.88%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.02% 0.02% 0.02% 0.02% 0.02% 0.02%
Net Investment Income (Loss)(e) 2.65% 2.70% 2.52% 1.30% 2.49% 4.18%
Gross Expenses(e)(f) 0.02% 0.02% 0.02% 0.03% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period (000's) $1,857,084 $1,566,202 $1,506,900 $1,408,101 $1,337,279 $1,644,252
Portfolio Turnover(c) 18% 12% 10% 2% 14% 16%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2050 Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $13.79 $12.98 $11.70 $10.93 $14.51 $13.35
Investment Activities:
Net investment income (loss)(b) 0.34 0.33 0.27 0.04 0.30 0.65
Net realized and unrealized gains (losses) 3.33 0.99 1.43 0.73 (2.63) 1.69
Total from Investment Activities 3.67 1.32 1.70 0.77 (2.33) 2.34
Distributions to Shareholders from:
Net investment income (0.33) (0.34) (0.25) — (0.28) (0.69)
Net realized gains (0.66) (0.17) (0.17) — (0.97) (0.49)
Total Distributions (0.99) (0.51) (0.42) — (1.25) (1.18)
Net Asset Value, End of Period $16.47 $13.79 $12.98 $11.70 $10.93 $14.51
Total Return(c)(d) 27.21% 10.20% 14.72% 7.04% (16.00)% 17.71%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.02% 0.03% 0.03% 0.04% 0.03% 0.03%
Net Investment Income (Loss)(e) 2.19% 2.34% 2.19% 0.94% 2.41% 4.43%
Gross Expenses(e)(f) 0.02% 0.03% 0.03% 0.04% 0.03% 0.03%
Supplemental Data:
Net Assets at end of period (000's) $1,203,414 $988,588 $943,822 $857,590 $808,938 $986,077
Portfolio Turnover(c) 18% 11% 9% 3% 13% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Target Retirement 2060 Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $13.96 $13.06 $11.70 $10.92 $14.46 $13.17
Investment Activities:
Net investment income (loss)(b) 0.31 0.31 0.25 0.03 0.29 0.64
Net realized and unrealized gains (losses) 3.58 0.98 1.47 0.75 (2.63) 1.67
Total from Investment Activities 3.89 1.29 1.72 0.78 (2.34) 2.31
Distributions to Shareholders from:
Net investment income (0.31) (0.35) (0.21) — (0.26) (0.69)
Net realized gains (0.57) (0.04) (0.15) — (0.94) (0.33)
Total Distributions (0.88) (0.39) (0.36) — (1.20) (1.02)
Net Asset Value, End of Period $16.97 $13.96 $13.06 $11.70 $10.92 $14.46
Total Return(c)(d) 28.41% 9.84% 14.87% 7.14% (16.12)% 17.69%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
Net Investment Income (Loss)(e) 1.96% 2.19% 2.04% 0.81% 2.27% 4.41%
Gross Expenses(e)(f) 0.10% 0.13% 0.15% 0.17% 0.14% 0.13%
Supplemental Data:
Net Assets at end of period (000's) $188,634 $149,365 $138,936 $125,791 $116,698 $138,050
Portfolio Turnover(c) 16% 12% 9% 2% 9% 18%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
April 30, 2026
Victory Portfolios III
19
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) managed by the Funds’ Adviser, Victory Capital Management Inc. (“VCM” or the "Adviser"), an affiliate of the Funds. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Each Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name)
Victory Target Retirement Income Fund Target Income Fund
Victory Target Retirement 2030 Fund Target 2030 Fund
Victory Target Retirement 2040 Fund Target 2040 Fund
Victory Target Retirement 2050 Fund Target 2050 Fund
Victory Target Retirement 2060 Fund Target 2060 Fund

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
20
may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
Target Income Fund
Affiliated Exchange-Traded Funds .................................. $ 165,347 $ — $ — $ 165,347
Affiliated Mutual Funds ......................................... 524,038 — — 524,038
Collateral for Securities Loaned ................................... 750 — — 750
Total ....................................................... $ 690,135 $ — $ — $ 690,135
Target 2030 Fund
Affiliated Exchange-Traded Funds ..................................
422,691 — — 422,691
Affiliated Mutual Funds ......................................... 911,693 — — 911,693
Collateral for Securities Loaned ................................... 663 — — 663
Total ....................................................... $ 1,335,047 $ — $ — $ 1,335,047
Target 2040 Fund
Affiliated Exchange-Traded Funds .................................. 690,713 — — 690,713
Affiliated Mutual Funds ......................................... 1,156,928 — — 1,156,928
Collateral for Securities Loaned ................................... 2,439 — — 2,439
Total ....................................................... $ 1,850,080 $ — $ — $ 1,850,080
Target 2050 Fund
Affiliated Exchange-Traded Funds .................................. 464,260 — — 464,260
Affiliated Mutual Funds ......................................... 733,539 — — 733,539
Collateral for Securities Loaned ................................... 1,409 — — 1,409
Total ....................................................... $ 1,199,208 $ — $ — $ 1,199,208
Target 2060 Fund
Affiliated Exchange-Traded Funds .................................. 73,917 — — 73,917
Affiliated Mutual Funds ......................................... 114,192 — — 114,192
Collateral for Securities Loaned ................................... 123 — — 123
Total ....................................................... $ 188,232 $ — $ — $ 188,232

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
21
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2026 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Target Income Fund ............................................... $ 736 $ — $ 750
Target 2030 Fund ................................................. 658 — 663
Target 2040 Fund ................................................. 2,413 — 2,439
Target 2050 Fund ................................................. 1,380 — 1,409
Target 2060 Fund ................................................. 122 — 123

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
22
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Funds for these services.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Funds for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of
Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Funds. VCTA does not receive any fees from the Funds for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statements of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business were excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Excluding U.S. Government
Securities
Purchases Sales
Target Income Fund ........................................................................ $ 65,226 $ 69,175
Target 2030 Fund .......................................................................... 171,089 189,370
Target 2040 Fund .......................................................................... 324,215 308,965
Target 2050 Fund .......................................................................... 204,522 196,115
Target 2060 Fund .......................................................................... 34,000 27,975
In Effect Until
August 31, 2026
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03%
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.02%
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04%
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
23
Under the terms of the expense limitation agreement, the Adviser has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
For the year ended April 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Fund(s) directly correspond to the risks of the underlying affiliated funds in which the Fund(s) invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund(s) varies according to each Fund’s (or Funds’) asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund(s) also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Debt Securities Risk  — The Fund(s) may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Equity Securities Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The values of the equity securities in which the Fund(s) invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes
Amount
Target 2040 Fund ..................................................................................... $ 9
Target 2060 Fund ..................................................................................... 2
April 30, 2027 April 30, 2028 April 30, 2029 Total
Target 2040 Fund ..................................................... $ 59 $ 31 $ — $ 90
Target 2060 Fund ..................................................... 61 37 6 104

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
24
may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — The Fund(s) may invest in underlying affiliated funds that invest in fixed income securities that are rated below investment grade. Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June
24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.15%.
Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted)
available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended April 30, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Declared Paid
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Declared Paid

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
25
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of April 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of April 30, 2026, the Funds had no capital loss carryforward for federal income tax purposes.
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
Target Income Fund ......................................................................... $ (969) $ 969
Target 2030 Fund ........................................................................... (2,697) 2,697
Target 2040 Fund ........................................................................... (3,155) 3,155
Target 2050 Fund ........................................................................... (2,041) 2,041
Target 2060 Fund ........................................................................... (335) 335
Year Ended April 30, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Income Fund ........................................................ $ 24,535 $ 15,692 $ 40,227
Target 2030 Fund .......................................................... 41,027 43,105 84,132
Target 2040 Fund .......................................................... 46,766 71,701 118,467
Target 2050 Fund .......................................................... 25,250 44,646 69,896
Target 2060 Fund .......................................................... 3,491 5,907 9,398
Year Ended April 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Income Fund ........................................................ $ 23,963 $ 2,878 $ 26,841
Target 2030 Fund .......................................................... 37,438 19,059 56,497
Target 2040 Fund .......................................................... 42,203 24,872 67,075
Target 2050 Fund .......................................................... 24,897 11,427 36,324
Target 2060 Fund .......................................................... 3,660 363 4,023
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Target Income Fund ................................ $ 2,897 $ 14,183 $ 17,080 $ 64,378 $ 81,458
Target 2030 Fund .................................. 11,017 47,120 58,137 209,920 268,057
Target 2040 Fund .................................. 10,019 77,367 87,386 408,271 495,657
Target 2050 Fund .................................. 3,999 56,425 60,424 314,116 374,540
Target 2060 Fund .................................. 469 7,212 7,681 49,873 57,554

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
26
As of April 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form
N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended April 30, 2026, were as follows (amounts in thousands, except shares):
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Target Income Fund .................................. $ 625,757 $ 87,051 $ (22,673) $ 64,378
Target 2030 Fund .................................... 1,125,127 240,061 (30,141) 209,920
Target 2040 Fund .................................... 1,441,809 426,351 (18,080) 408,271
Target 2050 Fund .................................... 885,092 321,781 (7,665) 314,116
Target 2060 Fund .................................... 138,359 50,744 (871) 49,873
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Target Income Fund
Victory 500 Index Fund,
Reward Shares ......... $ 14,846 $ 5,328 $ (756) $ 179 $ 3,742 $ 23,339 267,531 $ 192 $ 536
Victory Core Plus Bond Fund,
Institutional Shares ...... 69,039 6,455 — — (145) 75,349 8,199,002 3,455 —
Victory Emerging Markets
Fund, Institutional Shares . — 5,928 — — 882 6,810 225,335 213 258
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 29,211 5,162 (9,202) 1,167 248 26,586 2,303,830 529 4,632
Victory Government Securities
Fund, Institutional Shares . 139,228 9,574 — — 91 148,893 16,673,333 5,574 —
Victory Growth Fund,
Institutional Shares ...... 2,497 — (2,889) 2,283 (1,891) — — — —
Victory High Income Fund,
Institutional Shares ...... 30,290 2,234 (1,496) (27) 269 31,270 4,571,650 2,234 —
Victory Income Stock Fund,
Institutional Shares ...... 4,472 483 — — 683 5,638 285,621 163 320
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 4,226 210 — — 1,030 5,466 205,273 54 156
Victory Market Neutral Income
Fund, Class I .......... 37,225 1,488 — — 2,165 40,878 4,419,268 1,488 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,750 4,777 — — 2,524 13,051 198,158 39 261
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 2,709 12 (2,090) 1,629 773 3,033 60,279 12 —
Victory RS International Fund,
Class R6 ............. 25,145 1,119 (2,491) 617 3,238 27,628 1,785,905 537 582
Victory Short-Term Bond
Fund, Institutional Shares . 75,853 3,559 (3,002) (8) (82) 76,320 8,368,445 3,559 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 4,253 367 — — 1,322 5,942 383,341 20 347
Victory Sophus Emerging
Markets Fund, Class R6 ... 1,085 — (1,089) 21 (17) — — — —
Victory Target Managed
Allocation Fund ........ 29,787 1,390 (22,029) 4,444 (388) 13,204 1,085,876 751 639
Victory Trivalent International
Fund-Core Equity, Class R6 17,193 1,801 (2,702) 552 3,787 20,631 1,846,949 564 1,236
VictoryShares Corporate Bond
ETF ................. 40,198 — — — 591 40,789 1,899,203 1,696 —

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
27
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Emerging
Markets Value Momentum
ETF ................. $ 12,128 $ — $ (5,561) $ 1,495 $ 1,385 $ 9,447 156,416 $ 450 $ —
VictoryShares Free Cash Flow
ETF ................. 6,872 2,272 — — 2,075 11,219 266,746 123 —
VictoryShares Free Cash Flow
Growth ETF ........... 7,864 — — — 2,207 10,071 342,786 1 —
VictoryShares Hedged Equity
Income ETF ........... 7,413 — (7,661) 451 (203) — — 266 —
VictoryShares International
Free Cash Flow Growth ETF — 3,841 — — 304 4,145 136,000 10 —
VictoryShares International
Value Momentum ETF ... 14,307 — — — 4,825 19,132 267,086 645 —
VictoryShares International
Volatility Wtd ETF ...... 7,342 — (8,207) 2,805 (1,940) — — 149 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 7,027 — — (69) 6,958 280,000 324 —
VictoryShares Short-Term
Bond ETF ............ 22,450 — — — 18 22,468 443,598 1,031 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,582 — — — 1,912 6,494 200,000 60 —
VictoryShares US Small Mid
Cap Value Momentum ETF 8,158 — — — 2,844 11,002 106,772 197 —
VictoryShares US Value
Momentum ETF ........ 6,537 1,009 — — 2,007 9,553 93,804 139 —
VictoryShares WestEnd U.S.
Sector ETF ............ 10,157 1,190 — — 2,722 14,069 287,123 92 —
$ 640,817 $ 65,226 $ (69,175) $ 15,608 $ 36,909 $ 689,385 55,359,330 $ 24,567 $ 8,967
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Target 2030 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 48,068 $ 8,089 $ — $ — $ 12,630 $ 68,787 788,484 $ 626 $ 1,850
Victory Core Plus Bond Fund,
Institutional Shares ...... 82,150 22,427 — — (405) 104,172 11,335,337 4,426 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 11,097 — — 3,173 16,270 538,376 509 616
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 89,617 14,163 (35,486) 5,866 (612) 73,548 6,373,275 1,451 12,711
Victory Government Securities
Fund, Institutional Shares . 198,252 7,869 (2,500) (282) 477 203,816 22,823,737 7,869 —
Victory Growth Fund,
Institutional Shares ...... 6,915 — (8,725) 6,864 (5,054) — — — —
Victory High Income Fund,
Institutional Shares ...... 48,372 3,570 (1,994) (38) 427 50,337 7,359,139 3,570 —
Victory Income Stock Fund,
Institutional Shares ...... 18,279 1,976 — — 2,792 23,047 1,167,532 668 1,308
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 14,685 730 — — 3,581 18,996 713,336 189 541
Victory Market Neutral Income
Fund, Class I .......... 34,106 8,536 — — 2,359 45,001 4,864,940 1,536 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 24,566 8,843 — — 9,621 43,030 653,362 149 1,008
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 6,105 23 (5,362) 4,044 939 5,749 114,275 23 —
Victory RS International Fund,
Class R6 ............. 66,089 2,897 (7,524) 1,998 8,087 71,547 4,624,908 1,391 1,507

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
28
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Short-Term Bond
Fund, Institutional Shares . $ 66,676 $ 4,723 $ — $ — $ (86) $ 71,313 7,819,356 $ 3,223 $ —
Victory Small Cap Stock Fund,
Institutional Shares ...... 13,621 1,176 — — 4,233 19,030 1,227,774 65 1,111
Victory Sophus Emerging
Markets Fund, Class R6 ... 6,770 — (7,193) (458) 881 — — — —
Victory Target Managed
Allocation Fund ........ 93,417 4,312 (68,072) 10,005 2,261 41,923 3,447,646 2,330 1,982
Victory Trivalent International
Fund-Core Equity, Class R6 44,330 4,812 (5,532) 1,419 10,098 55,127 4,935,230 1,508 3,304
VictoryShares Corporate Bond
ETF ................. 45,877 4,180 — — 637 50,694 2,360,410 2,015 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 28,807 — (10,978) 1,524 5,229 24,582 407,025 1,046 —
VictoryShares Free Cash Flow
ETF ................. 22,147 7,302 — — 6,586 36,035 856,759 389 —
VictoryShares Free Cash Flow
Growth ETF ........... 13,839 6,843 — — 4,093 24,775 843,261 2 —
VictoryShares Hedged Equity
Income ETF ........... 8,482 — (8,786) 447 (143) — — 305 —
VictoryShares International
Free Cash Flow Growth ETF — 18,623 — — 1,095 19,718 647,000 41 —
VictoryShares International
Value Momentum ETF ... 41,025 — (3,730) 454 12,457 50,206 700,880 1,741 —
VictoryShares International
Volatility Wtd ETF ...... 21,056 — (23,488) 7,043 (4,611) — — 412 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 13,552 — — (133) 13,419 540,000 626 —
VictoryShares Short-Term
Bond ETF ............ 71,808 — — — 57 71,865 1,418,858 3,297 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 11,318 2,934 — — 5,036 19,288 593,995 162 —
VictoryShares US Small Mid
Cap Value Momentum ETF 18,676 3,508 — — 7,123 29,307 284,422 509 —
VictoryShares US Value
Momentum ETF ........ 22,276 5,799 — — 7,223 35,298 346,589 506 —
VictoryShares WestEnd U.S.
Sector ETF ............ 35,048 3,105 — — 9,351 47,504 969,469 315 —
$ 1,204,377 $ 171,089 $ (189,370) $ 38,886 $ 109,402 $ 1,334,384 88,755,375 $ 40,899 $ 25,938
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Target 2040 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 87,193 $ 32,066 $ — $ — $ 23,982 $ 143,241 1,641,916 $ 1,241 $ 3,817
Victory Core Plus Bond Fund,
Institutional Shares ...... 63,420 21,624 (2,001) (407) 106 82,742 9,003,520 3,622 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 13,053 — — 3,516 18,569 614,467 580 703
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 169,789 24,745 (66,118) 13,206 (2,024) 139,598 12,096,851 2,535 22,211
Victory Government Securities
Fund, Institutional Shares . 105,824 11,364 — — 95 117,283 13,133,562 4,363 —
Victory Growth Fund,
Institutional Shares ...... 13,709 — (17,052) 13,483 (10,140) —* —* — —
Victory High Income Fund,
Institutional Shares ...... 58,378 4,313 (1,995) (89) 560 61,167 8,942,506 4,312 —

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
29
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Income Stock Fund,
Institutional Shares ...... $ 29,727 $ 8,728 $ — $ — $ 4,664 $ 43,119 2,184,327 $ 1,101 $ 2,127
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 25,493 1,267 — — 6,218 32,978 1,238,380 329 938
Victory Market Neutral Income
Fund, Class I .......... 23,393 13,168 — — 2,015 38,576 4,170,350 1,168 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 46,154 22,911 — — 18,698 87,763 1,332,576 302 2,042
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 8,335 37 (5,533) 4,245 2,993 10,077 200,297 37 —
Victory RS International Fund,
Class R6 ............. 113,517 8,304 (5,906) 1,050 17,044 134,009 8,662,521 2,546 2,758
Victory Short-Term Bond
Fund, Institutional Shares . 25,204 1,194 — — (32) 26,366 2,891,039 1,194 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 29,941 2,584 — — 9,307 41,832 2,698,855 142 2,442
Victory Sophus Emerging
Markets Fund, Class R6 ... 13,837 — (14,868) (624) 1,655 — — — —
Victory Target Managed
Allocation Fund ........ 166,940 7,730 (117,265) 16,898 6,466 80,769 6,642,150 4,176 3,553
Victory Trivalent International
Fund-Core Equity, Class R6 77,775 8,627 (8,416) 1,987 18,866 98,839 8,848,617 2,704 5,924
VictoryShares Corporate Bond
ETF ................. 37,237 4,148 — — 481 41,866 1,949,335 1,627 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 49,989 — (12,678) 641 11,804 49,756 823,858 1,945 —
VictoryShares Free Cash Flow
ETF ................. 43,371 19,304 — — 13,708 76,383 1,816,057 812 —
VictoryShares Free Cash Flow
Growth ETF ........... 28,365 17,670 — — 8,949 54,984 1,871,473 5 —
VictoryShares Hedged Equity
Income ETF ........... 17,530 — (18,158) 684 (56) — — 629 —
VictoryShares International
Free Cash Flow Growth ETF — 30,866 — — 2,779 33,645 1,104,000 84 —
VictoryShares International
Value Momentum ETF ... 71,124 — (4,310) 500 22,427 89,741 1,252,800 3,084 —
VictoryShares International
Volatility Wtd ETF ...... 31,034 — (34,665) 10,282 (6,651) — — 651 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 21,080 — — (206) 20,874 840,000 974 —
VictoryShares Short-Term
Bond ETF ............ 64,758 — — — 51 64,809 1,279,554 2,973 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 16,722 8,316 — — 7,741 32,779 1,009,485 258 —
VictoryShares US Small Mid
Cap Value Momentum ETF 30,604 10,597 — — 11,863 53,064 514,983 840 —
VictoryShares US Value
Momentum ETF ........ 43,206 18,918 — — 15,006 77,130 757,333 1,054 —
VictoryShares WestEnd U.S.
Sector ETF ............ 66,057 11,601 — — 18,024 95,682 1,952,689 623 —
$ 1,560,626 $ 324,215 $ (308,965) $ 61,856 $ 209,909 $ 1,847,641 99,473,501 $ 45,911 $ 46,515
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Target 2050 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 67,947 $ 21,472 $ — $ — $ 18,560 $ 107,979 1,237,722 $ 961 $ 2,997

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
30
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Core Plus Bond Fund,
Institutional Shares ...... $ 37,418 $ 1,842 $ — $ — $ (56) $ 39,204 4,265,918 $ 1,842 $ —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 10,284 — — 3,030 15,314 506,770 479 580
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 125,008 17,821 (46,509) 10,242 (1,727) 104,835 9,084,477 1,826 15,995
Victory Government Securities
Fund, Institutional Shares . 40,861 4,649 — — 2 45,512 5,096,485 1,648 —
Victory Growth Fund,
Institutional Shares ...... 11,370 — (14,223) 11,199 (8,346) — — — —
Victory High Income Fund,
Institutional Shares ...... 9,001 667 — — 74 9,742 1,424,215 667 —
Victory Income Stock Fund,
Institutional Shares ...... 20,717 5,247 — — 3,214 29,178 1,478,106 765 1,482
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 19,220 955 — — 4,688 24,863 933,634 248 708
Victory Market Neutral Income
Fund, Class I .......... 7,426 2,886 — — 571 10,883 1,176,534 386 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 38,230 16,317 — — 15,350 69,897 1,061,296 246 1,662
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 4,682 18 (2,345) 1,680 1,839 5,874 116,752 17 —
Victory RS International Fund,
Class R6 ............. 82,257 8,034 (2,007) 164 13,331 101,779 6,579,123 1,935 2,098
Victory Short-Term Bond
Fund, Institutional Shares . 944 45 — — (1) 988 108,323 45 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 22,478 1,940 — — 6,986 31,404 2,026,096 107 1,833
Victory Sophus Emerging
Markets Fund, Class R6 ... 10,097 — (10,820) (920) 1,643 — — — —
Victory Target Managed
Allocation Fund ........ 122,971 5,501 (82,528) 9,590 7,743 63,277 5,203,725 2,972 2,528
Victory Trivalent International
Fund-Core Equity, Class R6 52,703 6,355 (1,005) 146 14,611 72,810 6,518,399 1,992 4,365
VictoryShares Corporate Bond
ETF ................. 12,884 1,965 — — 158 15,007 698,750 577 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 35,296 — (9,281) 300 8,486 34,801 576,226 1,372 —
VictoryShares Free Cash Flow
ETF ................. 32,627 13,109 — — 10,712 56,448 1,342,090 641 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,280 13,088 — — 7,256 43,624 1,484,836 4 —
VictoryShares International
Free Cash Flow Growth ETF — 20,717 — — 2,048 22,765 747,000 58 —
VictoryShares International
Value Momentum ETF ... 53,420 — (3,730) 371 16,721 66,782 932,283 2,301 —
VictoryShares International
Volatility Wtd ETF ...... 21,004 — (23,667) 6,512 (3,849) — — 445 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 10,037 — — (97) 9,940 400,000 466 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 11,497 10,414 — — 5,912 27,823 856,847 209 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 13,886 — — — 3,048 16,934 288,087 224 —
VictoryShares US Small Mid
Cap Value Momentum ETF 21,519 8,459 — — 8,710 38,688 375,468 627 —
VictoryShares US Value
Momentum ETF ........ 34,012 13,007 — — 11,730 58,749 576,857 820 —

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
31
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares WestEnd U.S.
Sector ETF ............ $ 49,315 $ 9,693 $ — $ — $ 13,691 $ 72,699 1,483,654 $ 479 $ —
$ 984,070 $ 204,522 $ (196,115) $ 39,284 $ 166,038 $ 1,197,799 56,579,673 $ 24,359 $ 34,248
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Target 2060 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 11,802 $ 3,174 $ (498) $ (5) $ 3,178 $ 17,651 202,328 $ 164 $ 510
Victory Core Plus Bond Fund,
Institutional Shares ...... 3,497 695 — — (5) 4,187 455,651 195 —
Victory Emerging Markets
Fund, Institutional Shares . 500 2,790 — — 643 3,933 130,149 123 149
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 19,253 2,564 (7,511) 1,750 (311) 15,745 1,364,422 263 2,301
Victory Government Securities
Fund, Institutional Shares . 5,890 738 — — —* 6,628 742,191 238 —
Victory Growth Fund,
Institutional Shares ...... 2,207 — (2,700) 1,349 (856) — — — —
Victory Income Stock Fund,
Institutional Shares ...... 3,963 930 — — 610 5,503 278,761 146 284
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 2,774 138 — — 676 3,588 134,752 36 102
Victory Market Neutral Income
Fund, Class I .......... — 512 — — 31 543 58,687 12 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,771 3,512 — — 2,433 11,716 177,886 40 272
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 582 3 (185) 140 339 879 17,465 3 —
Victory RS International Fund,
Class R6 ............. 12,512 3,138 — — 2,097 17,747 1,147,201 306 332
Victory Short-Term Bond
Fund, Institutional Shares . 1 —* — — —* 1 136 —* —
Victory Small Cap Stock Fund,
Institutional Shares ...... 3,021 796 — — 963 4,780 308,357 16 279
Victory Sophus Emerging
Markets Fund, Class R6 ... 541 — (583) 45 (3) — — — —
Victory Target Managed
Allocation Fund ........ 18,406 765 (11,512) 1,029 1,669 10,357 851,739 412 352
Victory Trivalent International
Fund-Core Equity, Class R6 7,770 954 — — 2,210 10,934 978,849 299 655
VictoryShares Corporate Bond
ETF ................. 1,719 — — — 25 1,744 81,206 73 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 5,125 — (984) 45 1,270 5,456 90,347 208 —
VictoryShares Free Cash Flow
ETF ................. 5,435 2,007 — — 1,744 9,186 218,406 104 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,946 1,084 — — 1,199 6,229 212,019 1 —
VictoryShares International
Free Cash Flow Growth ETF — 5,340 — — 603 5,943 195,000 16 —
VictoryShares International
Value Momentum ETF ... 7,937 — — — 2,678 10,615 148,180 358 —
VictoryShares International
Volatility Wtd ETF ...... 3,594 — (4,002) 1,096 (688) — — 72 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 2,917 494 — — 1,276 4,687 144,334 42 —

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
32
* Rounds to less than $1 thousand.
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Multi-Factor
Minimum Volatility ETF .. $ 2,103 $ — $ — $ — $ 461 $ 2,564 43,625 $ 34 $ —
VictoryShares US Small Mid
Cap Value Momentum ETF 4,197 418 — — 1,560 6,175 59,930 109 —
VictoryShares US Value
Momentum ETF ........ 5,039 2,511 — — 1,888 9,438 92,671 134 —
VictoryShares WestEnd U.S.
Sector ETF ............ 8,176 1,437 — — 2,267 11,880 242,452 79 —
$ 148,678 $ 34,000 $ (27,975) $ 5,449 $ 27,957 $ 188,109 8,376,744 $ 3,483 $ 5,236

33
Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Target
Retirement Income Fund, Victory Target Retirement 2030 Fund, Victory Target Retirement 2040 Fund, Victory Target Retirement 2050 Fund,
and Victory Target Retirement 2060 Fund (the “Funds”), each a series of Victory Portfolios III, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose report dated June
27, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and transfer agent; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 25, 2026

Supplemental Information
April 30, 2026
Victory Portfolios III
34
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended April 30, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended April 30, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on April 30, 2026, were as follows:
Percent
Target Income Fund ................................................................................. 5%
Target 2030 Fund ................................................................................... 9%
Target 2040 Fund ................................................................................... 13%
Target 2050 Fund ................................................................................... 18%
Target 2060 Fund ................................................................................... 20%
Amount
Target Income Fund ................................................................................. $ 269
Target 2030 Fund ................................................................................... 955
Target 2040 Fund ................................................................................... 1,745
Target 2050 Fund ................................................................................... 1,207
Target 2060 Fund ................................................................................... 116
Amount
Target Income Fund ................................................................................. $ 16,630
Target 2030 Fund ................................................................................... 45,775
Target 2040 Fund ................................................................................... 74,816
Target 2050 Fund ................................................................................... 46,668
Target 2060 Fund ................................................................................... 6,239
Foreign Source Income Foreign Tax Expense
Target Income Fund ......................................................... $ 0.04 $ 0.01
Target 2030 Fund ........................................................... 0.06 0.01
Target 2040 Fund ........................................................... 0.08 0.01
Target 2050 Fund ........................................................... 0.10 0.01
Target 2060 Fund ........................................................... 0.10 0.02

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
April 30, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Target Retirement Funds
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to each of the Target Retirement Income Fund, Target
Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund and Target Retirement 2060 Fund (each, a “Fund” and together, the “Funds”). Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17,
2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Funds’ investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to each Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds’ performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Funds. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for each Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement with respect to each Fund. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
36
(Unaudited)
that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). The Board noted that the Adviser does not receive a management fee from the Funds. The data indicated that each Fund’s total expenses, which included underlying fund expenses, and after fee waivers and reimbursements, if applicable, were below the medians of its respective expense group and its respective expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for each
Fund. The Board took into account the various other services provided to the Funds by the Adviser and its affiliates as described above and noted the high quality of services received by the Funds.
In considering the Funds’ performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’
performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds’ average annual total returns relative to their Lipper indexes and other mutual funds deemed to be in their peer groups by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory Target Retirement Income Fund
This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory Target Retirement 2030 Fund
This comparison indicated that, among other data, the performance of the Target Retirement 2030 Fund was above the average of its performance universe for the one-, three- and five-year periods ended June 30, 2025, was below the average of its performance universe for the ten-year period ended June 30, 2025, was above its Lipper index for the one-, three- and five-year periods ended June 30, 2025, and was below its Lipper index for the ten-year period ended June 30, 2025.
Victory Target Retirement 2040 Fund
This comparison indicated that, among other data, the performance of the Target Retirement 2040 Fund was above the average of its performance universe for the one-year period ended June 30, 2025, was below the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Target Retirement 2050 Fund
This comparison indicated that, among other data, the performance of the Target Retirement 2050 Fund was above the average of its performance universe for the one-year period ended June 30, 2025, was below the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Target Retirement 2060 Fund
This comparison indicated that, among other data, the performance of the Target Retirement 2060 Fund was below the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2025, and was below its Lipper index for the one-, three- and five-year periods ended June 30, 2025. Lipper index returns for the 10-year period were not available. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
37
(Unaudited)
Compensation and Profitability – The Board took into consideration that the Adviser does not receive a management fee from the Funds.
The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the revenues from the Funds. This information included a review of the methodology used in the allocation of certain costs to the Funds. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to certain Fund(s). The Trustees reviewed the profitability of the
Adviser’s relationship with the Funds before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of each Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also took into account the Adviser’s receipt of management fees from the underlying funds in which the Funds invest. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Adviser does not receive any management fees under the Advisory Agreement. The Board took into account management’s discussion of the Funds’ current management fee structure. The Board also considered the expense limitation arrangements by the Adviser. The Board also considered the effect of each Fund’s change in size, if any, on its performance and fees, noting that each Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Funds. These potential benefits included, among other things, the opportunity to offer additional products and services to the Funds’ shareholders.
Conclusions – The Board reached the following conclusions regarding the Advisory Agreement with the Adviser with respect to each Fund: (i)
the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement;
(ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring each Fund’s performance, as applicable; (iii)
each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the
Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of funds. Based on its conclusions, the Board determined that continuation of the
Advisory Agreement would be in the best interests of each Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88219-0430

April 30, 2026
Annual: Full Financials
Victory Aggressive Growth Fund
Victory Capital Growth Fund
Victory Global Managed Volatility Fund
Victory Growth & Income Fund
Victory Growth Fund
Victory Income Stock Fund
Victory Science & Technology Fund
Victory Small Cap Stock Fund
Victory Value Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Aggressive Growth Fund
2
Victory Capital Growth Fund
5
Victory Global Managed Volatility Fund
21
Victory Growth & Income Fund
30
Victory Growth Fund
38
Victory Income Stock Fund
40
Victory Science & Technology Fund
43
Victory Small Cap Stock Fund
48
Victory Value Fund
57
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
61
Statements of Operations
64
Statements of Changes in Net Assets
67
Financial Highlights
73
Notes to Financial Statements (Form N-CSR Item 7) 91
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 105
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
106
Advisory Contract Approval (Form N-CSR Item 11)
107

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Aggressive Growth Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.2%)
Communication Services (14.5%):
Alphabet, Inc. , Class C ................................................... 538,312 $ 205,603
Meta Platforms, Inc. , Class A .............................................. 179,224 109,669
Netflix, Inc. (a) ......................................................... 526,492 49,285
Reddit, Inc. , Class A (a) ................................................... 100,240 14,758
The New York Times Co. , Class A ........................................... 35,828 2,832
The Trade Desk, Inc. , Class A (a) ............................................ 180,093 4,248
386,395
Communications Equipment (2.8%):
Arista Networks, Inc. (a) .................................................. 247,733 42,786
Motorola Solutions, Inc. .................................................. 72,848 31,982
74,768
Consumer Discretionary (11.4%):
Airbnb, Inc. , Class A (a) .................................................. 39,979 5,611
Amazon.com, Inc. (a) .................................................... 377,785 100,136
Booking Holdings, Inc. ................................................... 33,975 5,720
Burlington Stores, Inc. (a) ................................................. 39,825 12,744
Chewy, Inc. , Class A (a) .................................................. 45,091 1,146
Deckers Outdoor Corp. (a) ................................................. 108,207 11,059
DoorDash, Inc. , Class A (a) ................................................ 15,338 2,587
DraftKings, Inc. (a) ...................................................... 46,345 1,081
Expedia Group, Inc. ..................................................... 27,296 6,780
Hilton Worldwide Holdings, Inc. ............................................ 43,592 14,127
Las Vegas Sands Corp. ................................................... 82,736 4,518
Lululemon Athletica, Inc. (a) ............................................... 52,119 7,177
Marriott International, Inc. , Class A .......................................... 18,848 6,817
On Holding AG , Class A (a) ................................................ 335,301 11,940
O'Reilly Automotive, Inc. (a) ............................................... 374,174 37,193
Ralph Lauren Corp. , Class A ............................................... 13,115 4,704
Royal Caribbean Cruises Ltd. .............................................. 16,652 4,392
Tesla, Inc. (a) .......................................................... 125,082 47,735
Ulta Beauty, Inc. (a) ..................................................... 19,616 10,543
Viking Holdings Ltd. (a) .................................................. 93,499 7,658
303,668
Consumer Staples (1.5%):
Celsius Holdings, Inc. (a) .................................................. 29,193 980
Costco Wholesale Corp. .................................................. 17,656 17,913
elf Beauty, Inc. (a) ....................................................... 42,083 2,692
Maplebear, Inc. (a) ...................................................... 47,176 1,998
Monster Beverage Corp. (a) ................................................ 88,635 6,831
The Coca-Cola Co. ...................................................... 107,645 8,478
38,892
Electronic Equipment, Instruments & Components (0.2%):
Amphenol Corp. , Class A ................................................. 40,450 5,957
Energy (0.6%):
Diamondback Energy, Inc. ................................................ 26,795 5,510
Texas Pacific Land Corp. ................................................. 5,949 2,639
Viper Energy, Inc. , Class A ................................................ 178,767 8,828
16,977
Financials (4.7%):
Huntington Bancshares, Inc. ............................................... 691,327 11,587
LPL Financial Holdings, Inc. ............................................... 18,611 6,218
Mastercard, Inc. , Class A ................................................. 26,714 13,435
MSCI, Inc. , Class A ..................................................... 10,872 6,430
The Progressive Corp. ................................................... 26,353 5,304
Tradeweb Markets, Inc. , Class A ............................................ 67,424 7,636
Visa, Inc. , Class A ...................................................... 226,562 74,729
125,339

Victory Portfolios III
Victory Aggressive Growth Fund
3
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Health Care (8.4%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 16,684 $ 5,164
Argenx SE , ADR (a) ..................................................... 11,417 8,925
Cardinal Health, Inc. .................................................... 20,549 3,963
Cencora, Inc. .......................................................... 20,170 6,213
Dexcom, Inc. (a) ........................................................ 102,335 6,094
Eli Lilly & Co. ......................................................... 56,119 52,449
Exelixis, Inc. (a) ........................................................ 88,801 3,948
Halozyme Therapeutics, Inc. (a) ............................................. 130,450 8,304
IDEXX Laboratories, Inc. (a) ............................................... 7,145 4,007
Incyte Corp. (a) ......................................................... 88,417 8,423
Intuitive Surgical, Inc. (a) ................................................. 69,016 31,582
McKesson Corp. ....................................................... 35,823 29,203
Medpace Holdings, Inc. (a) ................................................ 17,651 7,390
Natera, Inc. (a) ......................................................... 60,777 12,530
Neurocrine Biosciences, Inc. (a) ............................................. 51,109 6,729
Royalty Pharma PLC , Class A .............................................. 269,073 13,478
UnitedHealth Group, Inc. ................................................. 27,682 10,256
Veeva Systems, Inc. , Class A (a) ............................................. 19,913 3,106
221,764
Industrials (10.1%):
Armstrong World Industries, Inc. ............................................ 12,814 2,183
BWX Technologies, Inc. .................................................. 41,314 8,940
Cintas Corp. .......................................................... 22,362 3,907
Clean Harbors, Inc. (a) ................................................... 18,544 5,798
Comfort Systems USA, Inc. ............................................... 9,125 16,792
ExlService Holdings, Inc. (a) ............................................... 163,836 5,223
FTAI Aviation Ltd. ...................................................... 27,364 6,832
GE Vernova, Inc. ....................................................... 19,106 20,701
HEICO Corp. , Class A ................................................... 35,980 7,521
Howmet Aerospace, Inc. .................................................. 40,731 9,899
Lyft, Inc. , Class A (a) .................................................... 284,403 4,024
Mueller Industries, Inc. ................................................... 51,276 6,944
Paychex, Inc. .......................................................... 48,216 4,466
Quanta Services, Inc. .................................................... 28,648 20,849
Rollins, Inc. ........................................................... 145,266 8,096
Trane Technologies PLC .................................................. 70,274 34,613
Uber Technologies, Inc. (a) ................................................ 506,994 37,827
Vertiv Holdings Co. , Class A ............................................... 149,636 49,154
W.W. Grainger, Inc. ..................................................... 3,291 3,822
Woodward, Inc. ........................................................ 30,763 11,167
268,758
IT Services (0.6%):
GoDaddy, Inc. , Class A (a) ................................................. 51,316 4,454
Snowflake, Inc. , Class A (a) ................................................ 84,146 11,483
15,937
Semiconductors & Semiconductor Equipment (24.0%):
Astera Labs, Inc. (a) ..................................................... 16,810 3,273
Broadcom, Inc. ........................................................ 427,611 178,498
KLA Corp. ........................................................... 7,101 12,429
Lam Research Corp. ..................................................... 117,224 30,227
Monolithic Power Systems, Inc. ............................................ 21,319 34,418
NVIDIA Corp. ......................................................... 1,825,754 364,366
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 33,252 13,170
636,381
Software (12.8%):
Adobe, Inc. (a) ......................................................... 54,092 13,312
AppLovin Corp. , Class A (a) ............................................... 55,009 24,553
Atlassian Corp. , Class A (a) ................................................ 26,375 1,809
Autodesk, Inc. (a) ....................................................... 25,444 6,030
Cadence Design Systems, Inc. (a) ............................................ 97,763 32,222

Victory Portfolios III
Victory Aggressive Growth Fund
4
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 40,044 $ 17,850
Datadog, Inc. , Class A (a) ................................................. 12,265 1,621
Elastic NV (a) .......................................................... 16,525 767
Fair Isaac Corp. (a) ...................................................... 2,383 2,443
Fortinet, Inc. (a) ........................................................ 34,481 2,907
HubSpot, Inc. (a) ....................................................... 5,821 1,291
Intuit, Inc. ............................................................ 7,979 3,100
Manhattan Associates, Inc. (a) .............................................. 7,995 1,102
Microsoft Corp. ........................................................ 324,429 132,296
Nutanix, Inc. , Class A (a) .................................................. 24,521 1,003
Oracle Corp. .......................................................... 53,524 8,638
Palantir Technologies, Inc. , Class A (a) ........................................ 139,929 19,465
Palo Alto Networks, Inc. (a) ................................................ 220,230 39,492
ServiceNow, Inc. (a) ..................................................... 349,546 30,868
340,769
Technology Hardware, Storage & Peripherals (5.5%):
Apple, Inc. ........................................................... 510,105 138,417
Dell Technologies, Inc. , Class C ............................................ 30,782 6,432
144,849
Utilities (0.1%):
Talen Energy Corp. (a) ................................................... 4,045 1,507
Total Common Stocks (Cost $1,092,380)
a
a
a
2,581,961
Exchange-Traded Funds (2.6%)
iShares Top 20 US Stocks ETF (b) ........................................... 689,021 22,111
Vanguard Information Technology ETF ....................................... 226,592 23,380
Vanguard Mega Cap Growth ETF ........................................... 265,885 22,334
Total Exchange-Traded Funds (Cost $64,286)
a
a
a
67,825
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (d) ........ 324,225 325
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (d) ............ 324,225 324
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (d) ............... 324,225 324
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (d) . 324,225 324
Total Collateral for Securities Loaned (Cost $1,297)
a
a
a
1,297
Total Investments (Cost $1,157,963) — 99.8% 2,651,083
Other assets in excess of liabilities —  0.2% 5,009
NET ASSETS - 100.00% $ 2,656,092
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on April 30, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Capital Growth Fund
5
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Australia (1.8%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd. ................................................... 66,866 $ 2,300
Financials (0.5%):
ANZ Group Holdings Ltd. ................................................ 67,147 1,783
Macquarie Group Ltd. ................................................... 18,540 3,184
QBE Insurance Group Ltd. ................................................ 43,266 701
5,668
Industrials (0.2%):
Brambles Ltd. ......................................................... 46,932 768
Qantas Airways Ltd. ..................................................... 114,719 701
1,469
Materials (0.5%):
BHP Group Ltd. ........................................................ 109,604 4,337
Rio Tinto Ltd. ......................................................... 10,895 1,335
5,672
Real Estate (0.4%):
Charter Hall Group ...................................................... 44,044 649
Goodman Group ....................................................... 27,014 585
Scentre Group ......................................................... 1,061,548 2,852
4,086
19,195
Austria (0.5%):
Financials (0.5%):
BAWAG Group AG (a) ................................................... 32,088 5,494
Belgium (0.4%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 25,677 1,940
Health Care (0.1%):
UCB SA ............................................................. 3,509 955
Information Technology (0.1%):
Melexis NV ........................................................... 14,694 1,236
Materials (0.0%):(b)
Titan SA ............................................................. 10,265 552
4,683
Brazil (0.4%):
Consumer Discretionary (0.0%):(b)
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 49,200 233
Vivara Participacoes SA .................................................. 66,300 346
579
Consumer Staples (0.0%):(b)
Tres Tentos Agroindustrial SA .............................................. 78,558 267
Energy (0.1%):
Brava Energia ......................................................... 70,050 270
PRIO SA (c) ........................................................... 27,800 373
643
Financials (0.3%):
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 91,100 287
NU Holdings Ltd. , Class A (c) .............................................. 189,470 2,744
Pagseguro Digital Ltd. , Class A (d) ........................................... 20,287 203
3,234
4,723
Canada (2.2%):
Consumer Discretionary (0.1%):
Aritzia, Inc. (c) ......................................................... 10,353 1,093

Victory Portfolios III
Victory Capital Growth Fund
6
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Lululemon Athletica, Inc. (c) ............................................... 894 $ 123
1,216
Consumer Staples (0.2%):
George Weston Ltd. ..................................................... 35,375 2,553
Energy (0.2%):
Parex Resources, Inc. .................................................... 101,191 2,132
Financials (0.9%):
Manulife Financial Corp. ................................................. 125,460 4,934
National Bank of Canada ................................................. 29,200 4,408
9,342
Industrials (0.4%):
Bombardier, Inc. , Class B (c) ............................................... 18,592 3,951
Information Technology (0.1%):
Constellation Software, Inc. ............................................... 551 1,004
Materials (0.3%):
Agnico Eagle Mines Ltd. ................................................. 16,372 3,079
Stella-Jones, Inc. ....................................................... 8,914 552
3,631
23,829
Chile (0.1%):
Financials (0.0%):(b)
Banco Itau Chile SA ..................................................... 11,498 235
Real Estate (0.1%):
Parque Arauco SA ...................................................... 88,078 394
Utilities (0.0%):(b)
Enel Chile SA ......................................................... 3,628,730 326
955
China (0.5%):
Communication Services (0.1%):
Tencent Holdings Ltd. ................................................... 23,500 1,427
Consumer Discretionary (0.1%):
361 Degrees International Ltd. ............................................. 415,000 289
TravelSky Technology Ltd. , Class H ......................................... 178,000 220
509
Consumer Staples (0.0%):(b)
Guoquan Food Shanghai Co. Ltd. , Class H (d) ................................... 696,725 310
Health Care (0.1%):
AK Medical Holdings Ltd. (a) .............................................. 315,752 255
Shanghai Conant Optical Co. Ltd. , Class H (d) .................................. 83,200 501
Zylox-Tonbridge Medical Technology Co. Ltd. , Class H (a) ......................... 93,000 274
1,030
Industrials (0.1%):
China Communications Services Corp. Ltd. , Class H .............................. 374,000 206
Harbin Electric Co. Ltd. , Class H ............................................ 166,000 496
REPT BATTERO Energy Co. Ltd. , Class H (c) .................................. 154,223 349
1,051
Information Technology (0.1%):
GDS Holdings Ltd. , Class A (c) ............................................. 83,800 442
Utilities (0.0%):(b)
Beijing Jingneng Clean Energy Co. Ltd. , Class H (d) .............................. 782,000 222
4,991
Czech Republic (0.0%):(b)
Industrials (0.0%):(b)
Colt CZ Group SE ...................................................... 6,006 308

Victory Portfolios III
Victory Capital Growth Fund
7
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Denmark (0.3%):
Health Care (0.2%):
Genmab A/S (c) ........................................................ 2,620 $ 694
Novo Nordisk A/S , Class B ................................................ 38,314 1,630
2,324
Industrials (0.1%):
Vestas Wind Systems A/S (d) ............................................... 28,573 879
3,203
Finland (0.3%):
Financials (0.3%):
Nordea Bank Abp ....................................................... 163,829 3,080
Industrials (0.0%):(b)
Konecranes Oyj ........................................................ 18,627 612
3,692
France (3.0%):
Communication Services (0.2%):
Orange SA ............................................................ 57,348 1,194
Publicis Groupe SA ..................................................... 7,927 741
1,935
Consumer Discretionary (0.1%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,082 1,112
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,541 3,247
Energy (0.3%):
Gaztransport Et Technigaz SA .............................................. 9,834 2,392
Vallourec SACA (d) ..................................................... 32,477 979
3,371
Financials (0.2%):
AXA SA ............................................................. 25,990 1,253
BNP Paribas SA ........................................................ 11,453 1,202
2,455
Health Care (0.1%):
Ipsen SA ............................................................. 4,774 937
Industrials (1.3%):
Eiffage SA ............................................................ 17,736 2,859
Rexel SA ............................................................. 94,149 3,982
Safran SA ............................................................ 15,377 4,937
Schneider Electric SE .................................................... 6,299 2,004
SPIE SA ............................................................. 12,428 721
14,503
Information Technology (0.2%):
Capgemini SE ......................................................... 14,572 1,772
Materials (0.1%):
Arkema SA ........................................................... 14,853 1,084
Real Estate (0.0%):(b)
Klepierre SA .......................................................... 13,967 566
Utilities (0.2%):
Engie SA ............................................................. 35,171 1,159
Veolia Environnement SA ................................................. 21,796 922
2,081
33,063
Germany (2.6%):
Communication Services (0.0%):(b)
CTS Eventim AG & Co. KGaA ............................................. 8,640 570

Victory Portfolios III
Victory Capital Growth Fund
8
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (0.1%):
Volkswagen AG , Preference Shares .......................................... 10,001 $ 1,014
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 11,241 818
Financials (0.7%):
Allianz SE , Registered Shares .............................................. 14,272 6,518
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,858 1,111
7,629
Industrials (0.7%):
GEA Group AG ........................................................ 7,995 546
MTU Aero Engines AG .................................................. 1,491 511
Siemens AG , Registered Shares ............................................. 13,606 4,043
Siemens Energy AG ..................................................... 13,062 2,768
7,868
Information Technology (0.3%):
SAP SE .............................................................. 17,323 2,908
Materials (0.2%):
Heidelberg Materials AG ................................................. 8,682 1,916
Utilities (0.5%):
RWE AG ............................................................. 84,584 6,158
28,881
Greece (0.0%):(b)
Financials (0.0%):(b)
Optima Bank SA ....................................................... 32,933 345
Hong Kong (0.9%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 118,000 503
Energy (0.0%):(b)
CGN Mining Co. Ltd. .................................................... 740,000 371
Financials (0.4%):
AIA Group Ltd. ........................................................ 261,000 2,865
BOC Hong Kong Holdings Ltd. ............................................ 191,500 1,102
Hong Kong Exchanges & Clearing Ltd. ....................................... 12,500 666
4,633
Health Care (0.0%):(b)
China Medical System Holdings Ltd. (d) ....................................... 201,000 330
Industrials (0.0%):(b)
China Everbright Environment Group Ltd. ..................................... 347,087 250
Materials (0.0%):(b)
Nine Dragons Paper Holdings Ltd. (c) ......................................... 325,696 265
Real Estate (0.4%):
CK Asset Holdings Ltd. .................................................. 610,500 3,846
10,198
Hungary (0.1%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 79,217 628
India (0.9%):
Consumer Discretionary (0.1%):
Ceat Ltd. ............................................................. 5,527 202
Leela Palaces Hotels & Resorts Ltd. (c) ....................................... 53,334 241
Lumax Auto Technologies Ltd. ............................................. 18,041 309
Sansera Engineering Ltd. (a) ............................................... 14,314 382
SKY Gold and Diamonds Ltd. (c) ............................................ 61,627 297
1,431

Victory Portfolios III
Victory Capital Growth Fund
9
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.0%):(b)
Mangalore Refinery & Petrochemicals Ltd. .................................... 132,680 $ 235
Financials (0.2%):
Angel One Ltd. ........................................................ 67,613 221
Can Fin Homes Ltd. ..................................................... 31,386 288
City Union Bank Ltd. .................................................... 113,193 324
LIC Housing Finance Ltd. ................................................. 46,757 275
Nippon Life India Asset Management Ltd. (a) ................................... 55,592 595
Nuvama Wealth Management Ltd. ........................................... 15,366 215
The Karur Vysya Bank Ltd. ................................................ 165,248 513
2,431
Health Care (0.1%):
Acutaas Chemicals Ltd. .................................................. 13,353 367
Ajanta Pharma Ltd. ..................................................... 8,834 264
Strides Pharma Science Ltd. ............................................... 24,857 273
Yatharth Hospital & Trauma Care Services Ltd. (c) ............................... 45,743 397
1,301
Industrials (0.2%):
eClerx Services Ltd. ..................................................... 10,444 158
Engineers India Ltd. ..................................................... 108,115 288
GE Vernova T&D India Ltd. ............................................... 11,632 547
J Kumar Infraprojects Ltd. ................................................ 51,476 284
Kirloskar Pneumatic Co. Ltd. .............................................. 20,744 330
Sagility Ltd. ........................................................... 761,800 337
Transport Corp. of India Ltd. ............................................... 17,757 174
VRL Logistics Ltd. ...................................................... 94,393 253
2,371
Information Technology (0.1%):
Coforge Ltd. .......................................................... 14,336 182
Syrma SGS Technology Ltd. ............................................... 27,789 282
Zensar Technologies Ltd. ................................................. 28,536 156
620
Materials (0.1%):
National Aluminium Co. Ltd. .............................................. 178,349 755
Welspun Corp. Ltd. ..................................................... 40,386 542
1,297
Real Estate (0.0%):(b)
Sunteck Realty Ltd. ..................................................... 46,280 167
Utilities (0.1%):
CESC Ltd. ............................................................ 148,734 296
VA Tech Wabag Ltd. ..................................................... 15,472 247
543
10,396
Indonesia (0.1%):
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 687,400 168
PT Japfa Comfeed Indonesia Tbk ........................................... 2,850,400 409
577
Health Care (0.0%):(b)
PT Kalbe Farma Tbk .................................................... 2,886,800 145
Materials (0.0%):(b)
Aneka Tambang Tbk .................................................... 2,309,900 501
Real Estate (0.0%):(b)
PT Ciputra Development Tbk .............................................. 4,626,900 185
Utilities (0.0%):(b)
PT Perusahaan Gas Negara Tbk ............................................. 2,174,000 245
1,653

Victory Portfolios III
Victory Capital Growth Fund
10
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Ireland (0.9%):
Consumer Discretionary (0.2%):
Aptiv PLC (c) .......................................................... 35,741 $ 2,154
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 44,958 885
Industrials (0.1%):
AerCap Holdings NV .................................................... 9,159 1,302
Materials (0.5%):
CRH PLC ............................................................ 32,461 3,844
James Hardie Industries PLC (c) ............................................ 61,540 1,313
5,157
9,498
Italy (0.8%):
Consumer Discretionary (0.1%):
Lottomatica Group SpA .................................................. 23,769 699
Energy (0.1%):
Eni SpA (d) ........................................................... 44,327 1,253
Financials (0.2%):
Banca Mediolanum SpA .................................................. 33,604 736
Banco BPM SpA ....................................................... 82,069 1,196
1,932
Utilities (0.4%):
Enel SpA ............................................................. 405,948 4,739
8,623
Japan (7.3%):
Communication Services (0.3%):
Kakaku.com, Inc. ....................................................... 100,900 1,686
Konami Group Corp. .................................................... 9,900 1,189
2,875
Consumer Discretionary (1.3%):
Asics Corp. ........................................................... 118,600 3,368
Open House Group Co. Ltd. ............................................... 20,300 1,195
Panasonic Holdings Corp. ................................................. 35,100 718
Sony Group Corp. ...................................................... 64,000 1,282
Sumitomo Electric Industries Ltd. ........................................... 19,000 1,251
Suzuki Motor Corp. ..................................................... 47,200 528
Toyota Motor Corp. ..................................................... 319,100 6,126
14,468
Consumer Staples (0.2%):
Asahi Group Holdings Ltd. ................................................ 45,900 452
MatsukiyoCocokara & Co. ................................................ 40,900 596
Toyo Suisan Kaisha Ltd. .................................................. 21,400 1,470
2,518
Financials (1.3%):
Mizuho Financial Group, Inc. .............................................. 151,920 6,533
ORIX Corp. ........................................................... 26,500 892
Sumitomo Mitsui Financial Group, Inc. ....................................... 67,700 2,391
Tokio Marine Holdings, Inc. ............................................... 103,600 4,745
14,561
Health Care (0.9%):
Astellas Pharma, Inc. .................................................... 58,900 835
Hoya Corp. ........................................................... 22,200 4,146
Otsuka Holdings Co. Ltd. ................................................. 17,200 1,254
Shionogi & Co. Ltd. ..................................................... 171,200 3,459
9,694
Industrials (1.9%):
Central Japan Railway Co. ................................................ 34,600 830

Victory Portfolios III
Victory Capital Growth Fund
11
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Fuji Electric Co. Ltd. .................................................... 49,100 $ 4,127
Fujikura Ltd. .......................................................... 59,900 2,311
ITOCHU Corp. ........................................................ 131,800 1,634
MISUMI Group, Inc. .................................................... 114,300 2,631
Mitsubishi Heavy Industries Ltd. ............................................ 162,400 4,847
Nippon Yusen KK (d) .................................................... 36,600 1,316
Obayashi Corp. ........................................................ 41,200 969
Recruit Holdings Co. Ltd. ................................................. 16,400 760
Sanwa Holdings Corp. ................................................... 76,800 1,757
21,182
Information Technology (1.2%):
Disco Corp. ........................................................... 9,700 4,615
Fujitsu Ltd. ........................................................... 121,100 2,431
Ibiden Co. Ltd. ......................................................... 22,000 1,882
Kioxia Holdings Corp. (c) ................................................. 4,800 1,161
NEC Corp. ........................................................... 38,100 1,014
SCREEN Holdings Co. Ltd. ............................................... 14,000 928
Yokogawa Electric Corp. ................................................. 28,800 1,003
13,034
Materials (0.1%):
Asahi Kasei Corp. ...................................................... 72,200 710
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 17,300 528
79,570
Luxembourg (0.3%):
Communication Services (0.2%):
Millicom International Cellular SA (c) ........................................ 20,527 1,742
Materials (0.1%):
ArcelorMittal SA ....................................................... 17,798 1,033
2,775
Malaysia (0.2%):
Consumer Staples (0.0%):(b)
Heineken Malaysia Bhd .................................................. 61,300 353
Industrials (0.1%):
Zetrix Ai Bhd .......................................................... 2,339,000 485
Materials (0.1%):
Malayan Cement Bhd .................................................... 311,600 546
Real Estate (0.0%):(b)
Matrix Concepts Holdings Bhd ............................................. 609,300 208
Sunway Real Estate Investment Trust ......................................... 408,100 253
461
1,845
Mexico (0.2%):
Consumer Staples (0.0%):(b)
La Comer SAB de CV ................................................... 110,713 252
Energy (0.1%):
Vista Energy SAB de CV , ADR (c) ........................................... 5,760 428
Financials (0.0%):(b)
Gentera SAB de CV ..................................................... 135,880 356
Materials (0.1%):
GCC SAB de CV (d) ..................................................... 42,528 502
Real Estate (0.0%):(b)
Concentradora Fibra Danhos SA de CV (d) ..................................... 172,515 274
1,812

Victory Portfolios III
Victory Capital Growth Fund
12
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Netherlands (2.3%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 691,751 $ 3,699
Consumer Discretionary (0.1%):
Prosus NV (c) (d) ........................................................ 28,271 1,368
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 20,333 954
Energy (0.1%):
SBM Offshore NV ...................................................... 17,462 747
Financials (0.6%):
Euronext NV (a) ........................................................ 7,151 1,197
ING Groep NV ........................................................ 160,330 4,640
NN Group NV ......................................................... 10,472 916
6,753
Health Care (0.1%):
Argenx SE (c) .......................................................... 1,262 990
Industrials (0.1%):
Wolters Kluwer NV (d) ................................................... 9,003 702
Information Technology (0.9%):
ASML Holding NV ..................................................... 7,012 10,135
25,348
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 81,781 1,762
Norway (0.7%):
Energy (0.2%):
Aker BP ASA ......................................................... 40,389 1,579
Industrials (0.3%):
Kongsberg Gruppen ASA ................................................. 82,852 2,772
Kongsberg Maritime A/S (c) ............................................... 82,852 543
3,315
Materials (0.2%):
Norsk Hydro ASA ...................................................... 156,520 1,734
Yara International ASA ................................................... 11,940 695
2,429
7,323
Philippines (0.0%):(b)
Financials (0.0%):(b)
Security Bank Corp. ..................................................... 32,520 34
Utilities (0.0%):(b)
Manila Water Co., Inc. ................................................... 368,100 264
298
Poland (0.1%):
Communication Services (0.0%):(b)
Orange Polska SA ...................................................... 71,681 294
Financials (0.0%):(b)
Alior Bank SA ......................................................... 6,882 235
Utilities (0.1%):
Tauron Polska Energia SA (c) .............................................. 114,180 299
828
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 34,717 812

Victory Portfolios III
Victory Capital Growth Fund
13
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Puerto Rico (0.3%):
Financials (0.3%):
Popular, Inc. .......................................................... 20,189 $ 3,035
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC (c) (e) (f) ................................................. 214,920 —
Financials (0.0%):
Bank St. Petersburg PJSC (c) (e) (f) ........................................... 372,110 —
—
Saudi Arabia (0.1%):
Consumer Discretionary (0.0%):(b)
United Electronics Co. ................................................... 13,346 287
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 9,136 323
Real Estate (0.0%):(b)
Arabian Centres Co. (a) ................................................... 37,154 174
784
Singapore (0.5%):
Communication Services (0.0%):(b)
JOYY, Inc. , ADR ....................................................... 4,025 237
Financials (0.4%):
DBS Group Holdings Ltd. ................................................. 27,900 1,287
Singapore Exchange Ltd. ................................................. 198,400 3,393
4,680
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 117,800 999
5,916
South Africa (0.2%):
Consumer Staples (0.0%):(b)
Tiger Brands Ltd. ....................................................... 12,043 210
Energy (0.0%):(b)
Exxaro Resources Ltd. ................................................... 22,331 295
Financials (0.1%):
Momentum Group Ltd. ................................................... 154,338 351
Materials (0.1%):
Northam Platinum Holdings Ltd. ............................................ 18,492 357
Pan African Resources PLC ............................................... 398,297 758
1,115
Real Estate (0.0%):(b)
Growthpoint Properties Ltd. ............................................... 234,360 230
2,201
South Korea (0.9%):
Communication Services (0.0%):(b)
Netmarble Corp. (a) ..................................................... 5,141 173
Consumer Discretionary (0.0%):(b)
Silicon2 Co. Ltd. ....................................................... 11,540 346
Youngone Corp. ........................................................ 3,873 217
563
Financials (0.1%):
JB Financial Group Co. Ltd. ............................................... 21,077 390
KIWOOM Securities Co. Ltd. .............................................. 2,670 728
1,118
Health Care (0.1%):
Classys, Inc. .......................................................... 7,639 289
Daewoong Pharmaceutical Co. Ltd. .......................................... 2,034 205

Victory Portfolios III
Victory Capital Growth Fund
14
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
HK inno N Corp. (c) ..................................................... 7,341 $ 263
757
Industrials (0.3%):
Daehan Shipbuilding Co. Ltd. .............................................. 4,040 245
Hanwha Corp. ......................................................... 3,152 287
HD-Hyundai Marine Engine (c) ............................................. 7,527 541
Iljin Electric Co. Ltd. .................................................... 7,175 603
Samsung E&A Co. Ltd. .................................................. 27,909 1,011
Sanil Electric Co. Ltd. ................................................... 2,983 545
3,232
Information Technology (0.3%):
IsuPetasys Co. Ltd. ...................................................... 6,609 686
LEENO Industrial, Inc. ................................................... 6,299 515
LG Innotek Co. Ltd. ..................................................... 1,992 779
PSK, Inc. ............................................................. 7,981 488
WONIK IPS Co. Ltd. .................................................... 4,154 336
2,804
Materials (0.1%):
Han Kuk Carbon Co. Ltd. (c) ............................................... 9,025 303
Hyosung TNC Corp. ..................................................... 1,003 353
Poongsan Corp. ........................................................ 3,836 258
914
9,561
Spain (1.4%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 22,516 1,347
Energy (0.1%):
Repsol SA ............................................................ 42,966 1,154
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 214,991 4,747
Banco Santander SA ..................................................... 240,346 2,933
Bankinter SA .......................................................... 59,934 997
8,677
Industrials (0.3%):
Aena SME SA (a) (d) ..................................................... 104,480 2,853
Utilities (0.1%):
Endesa SA ............................................................ 20,125 903
14,934
Sweden (0.7%):
Communication Services (0.1%):
Telia Co. AB .......................................................... 225,057 1,177
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 28,445 755
Financials (0.1%):
Swedbank AB , Class A ................................................... 23,922 846
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 217,031 3,702
Volvo AB , Class B ...................................................... 19,464 679
4,381
Materials (0.0%):(b)
Boliden AB ........................................................... 13,055 687
7,846
Switzerland (3.3%):
Consumer Discretionary (0.0%):(b)
Versigent PLC (c) ....................................................... 11,913 417

Victory Portfolios III
Victory Capital Growth Fund
15
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.8%):
Coca-Cola HBC AG (c) ................................................... 90,988 $ 5,306
Nestle SA , Registered Shares .............................................. 36,203 3,666
8,972
Financials (0.4%):
Partners Group Holding AG (d) ............................................. 531 577
UBS Group AG ........................................................ 59,572 2,637
Zurich Insurance Group AG ............................................... 2,006 1,399
4,613
Health Care (1.5%):
Novartis AG , Registered Shares ............................................. 60,143 8,890
Roche Holding AG ...................................................... 14,635 5,965
Sandoz Group AG ...................................................... 12,141 974
15,829
Industrials (0.2%):
ABB Ltd. , Registered Shares ............................................... 25,204 2,550
Information Technology (0.2%):
Logitech International SA , Class R .......................................... 19,806 1,955
Materials (0.2%):
Amrize Ltd. (c) ......................................................... 11,768 646
Holcim AG (c) ......................................................... 13,987 1,300
1,946
36,282
Taiwan (1.2%):
Consumer Discretionary (0.1%):
Lion Travel Service Co. Ltd. ............................................... 46,000 231
Minth Group Ltd. ....................................................... 104,000 455
Poya International Co. Ltd. ................................................ 19,980 362
1,048
Health Care (0.0%):(b)
Visco Vision, Inc. ....................................................... 41,111 295
Industrials (0.1%):
Bizlink Holding, Inc. .................................................... 9,266 832
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 124,532 577
1,409
Information Technology (1.0%):
AURAS Technology Co. Ltd. .............................................. 11,195 413
Chenbro Micom Co. Ltd. ................................................. 31,000 1,127
Chroma ATE, Inc. ...................................................... 7,000 478
Ennoconn Corp. ........................................................ 20,000 206
Genius Electronic Optical Co. Ltd. .......................................... 18,000 293
Getac Holdings Corp. .................................................... 63,000 195
Gold Circuit Electronics Ltd. ............................................... 16,400 743
Innodisk Corp. ......................................................... 11,852 480
King Yuan Electronics Co. Ltd. ............................................. 57,000 557
Kinsus Interconnect Technology Corp. ........................................ 27,314 464
MPI Corp. ............................................................ 9,000 1,445
Nanya Technology Corp. (c) ............................................... 88,000 623
Phison Electronics Corp. .................................................. 15,000 939
Taiwan Union Technology Corp. ............................................ 38,000 1,252
Tripod Technology Corp. ................................................. 48,000 692
Winbond Electronics Corp. ................................................ 121,000 357
WT Microelectronics Co. Ltd. .............................................. 38,315 249
10,513
Materials (0.0%):(b)
Nan Pao Resins Chemical Co. Ltd. .......................................... 32,000 365
13,630

Victory Portfolios III
Victory Capital Growth Fund
16
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Thailand (0.2%):
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 503,600 $ 354
Financials (0.0%):(b)
Thanachart Capital PCL, NVDR ............................................ 134,700 232
Health Care (0.0%):(b)
Bumrungrad Hospital PCL, NVDR .......................................... 53,800 298
Industrials (0.1%):
CH Karnchang PCL, NVDR ............................................... 882,700 462
Real Estate (0.0%):(b)
Amata Corp. PCL, NVDR ................................................ 437,200 277
Utilities (0.0%):(b)
Gunkul Engineering PCL, NVDR ........................................... 3,862,500 347
1,970
Turkey (0.0%):(b)
Health Care (0.0%):(b)
MLP Saglik Hizmetleri A/S , Class B (a) (c) ..................................... 27,467 270
United Arab Emirates (0.0%):(b)
Industrials (0.0%):(b)
Air Arabia PJSC ........................................................ 242,712 327
United Kingdom (5.1%):
Communication Services (0.1%):
Autotrader Group PLC (a) ................................................. 55,648 375
Informa PLC .......................................................... 59,588 644
1,019
Consumer Discretionary (0.4%):
Next PLC ............................................................ 21,667 3,824
Pepco Group NV ....................................................... 39,709 354
4,178
Consumer Staples (0.4%):
Imperial Brands PLC .................................................... 82,665 3,140
Unilever PLC ......................................................... 25,249 1,472
4,612
Energy (1.2%):
BP PLC .............................................................. 253,020 2,003
Harbour Energy PLC .................................................... 203,769 810
Shell PLC ............................................................ 124,914 5,678
TechnipFMC PLC ...................................................... 64,547 4,878
13,369
Financials (1.2%):
3i Group PLC ......................................................... 25,810 898
Barclays PLC ......................................................... 952,756 5,599
HSBC Holdings PLC .................................................... 210,198 3,867
Standard Chartered PLC .................................................. 105,157 2,677
13,041
Health Care (0.5%):
AstraZeneca PLC ....................................................... 16,060 3,046
GSK PLC ............................................................ 85,030 2,229
5,275
Industrials (0.4%):
Howden Joinery Group PLC ............................................... 125,435 1,323
RELX PLC ........................................................... 25,716 938
Rolls-Royce Holdings PLC ................................................ 117,151 1,885
4,146
Materials (0.5%):
Endeavour Mining PLC .................................................. 15,675 946

Victory Portfolios III
Victory Capital Growth Fund
17
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Rio Tinto PLC ......................................................... 48,970 $ 4,932
5,878
Real Estate (0.1%):
LondonMetric Property PLC ............................................... 217,352 559
Utilities (0.3%):
Centrica PLC .......................................................... 567,886 1,658
Drax Group PLC ....................................................... 77,752 935
National Grid PLC ...................................................... 60,313 1,080
3,673
55,750
United States (57.0%):
Communication Services (5.7%):
Alphabet, Inc. , Class C ................................................... 10,385 3,966
Alphabet, Inc. , Class A ................................................... 117,534 45,227
Comcast Corp. , Class A .................................................. 72,028 1,948
Meta Platforms, Inc. , Class A .............................................. 2,196 1,344
The New York Times Co. , Class A ........................................... 36,573 2,890
Verizon Communications, Inc. .............................................. 134,670 6,468
61,843
Consumer Discretionary (4.8%):
Amazon.com, Inc. (c) .................................................... 31,681 8,398
Booking Holdings, Inc. ................................................... 26,475 4,457
BorgWarner, Inc. ....................................................... 43,001 2,450
Carnival PLC .......................................................... 54,905 1,456
eBay, Inc. ............................................................ 40,973 4,240
Expedia Group, Inc. ..................................................... 18,290 4,543
General Motors Co. ..................................................... 63,524 4,884
Las Vegas Sands Corp. ................................................... 62,405 3,408
Lowe's Cos., Inc. ....................................................... 1,419 339
PulteGroup, Inc. ........................................................ 25,843 3,162
Ralph Lauren Corp. , Class A ............................................... 10,496 3,764
Tapestry, Inc. .......................................................... 24,892 3,610
The TJX Cos., Inc. ...................................................... 24,122 3,781
Toll Brothers, Inc. ...................................................... 7,726 1,098
Ulta Beauty, Inc. (c) ..................................................... 6,176 3,320
52,910
Consumer Staples (3.5%):
Altria Group, Inc. ....................................................... 81,317 5,908
Coca-Cola Consolidated, Inc. .............................................. 13,772 2,824
Dollar General Corp. .................................................... 27,658 3,205
Monster Beverage Corp. (c) ................................................ 42,275 3,258
Philip Morris International, Inc. ............................................. 33,999 5,612
Sysco Corp. ........................................................... 48,535 3,626
The Kroger Co. ........................................................ 11,114 757
U.S. Foods Holding Corp. (c) ............................................... 37,226 3,480
Walmart, Inc. .......................................................... 69,324 9,146
37,816
Energy (0.8%):
Coterra Energy, Inc. ..................................................... 4,814 173
EOG Resources, Inc. .................................................... 26,417 3,714
Halliburton Co. ........................................................ 92,394 3,908
Marathon Petroleum Corp. ................................................ 2,236 555
8,350
Financials (7.8%):
Affiliated Managers Group, Inc. ............................................ 6,426 1,893
American Express Co. ................................................... 11,407 3,685
Ameriprise Financial, Inc. ................................................. 10,470 4,971
Brookfield Asset Management Ltd. , Class A .................................... 33,632 1,616
Capital One Financial Corp. ............................................... 18,221 3,486
Cincinnati Financial Corp. ................................................ 16,537 2,705

Victory Portfolios III
Victory Capital Growth Fund
18
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Fidelity National Financial, Inc. ............................................ 22,089 $ 1,155
Interactive Brokers Group, Inc. , Class A ....................................... 54,473 4,331
JPMorgan Chase & Co. .................................................. 38,875 12,177
PayPal Holdings, Inc. .................................................... 100,809 5,055
Synchrony Financial ..................................................... 66,499 5,067
The Allstate Corp. ...................................................... 34,570 7,511
The Bank of New York Mellon Corp. ......................................... 8,752 1,176
The Charles Schwab Corp. ................................................ 42,899 3,931
The Goldman Sachs Group, Inc. ............................................ 7,941 7,336
The Hartford Insurance Group, Inc. .......................................... 28,557 3,907
The PNC Financial Services Group, Inc. ...................................... 25,614 5,712
The Progressive Corp. ................................................... 19,610 3,947
The Travelers Cos., Inc. .................................................. 13,206 4,030
W.R. Berkley Corp. ..................................................... 3,310 221
Wells Fargo & Co. ...................................................... 22,876 1,881
85,793
Health Care (5.7%):
AbbVie, Inc. .......................................................... 35,947 7,596
Bristol-Myers Squibb Co. ................................................. 78,783 4,774
Cardinal Health, Inc. .................................................... 22,658 4,370
Cencora, Inc. .......................................................... 12,176 3,750
CVS Health Corp. ...................................................... 50,938 4,243
Exelixis, Inc. (c) ........................................................ 81,694 3,632
Gilead Sciences, Inc. .................................................... 36,888 4,826
Johnson & Johnson ..................................................... 37,644 8,653
McKesson Corp. ....................................................... 6,123 4,992
Merck & Co., Inc. ...................................................... 61,753 6,742
Royalty Pharma PLC , Class A .............................................. 87,070 4,361
Tenet Healthcare Corp. (c) ................................................. 16,419 2,908
The Cigna Group ....................................................... 2,820 819
Universal Health Services, Inc. , Class B ....................................... 5,282 889
62,555
Industrials (5.4%):
Allison Transmission Holdings, Inc. ......................................... 9,741 1,309
Automatic Data Processing, Inc. ............................................ 16,350 3,465
Caterpillar, Inc. ........................................................ 5,941 5,288
Comfort Systems USA, Inc. ............................................... 3,713 6,833
Cummins, Inc. ......................................................... 7,855 5,271
Delta Air Lines, Inc. ..................................................... 53,949 3,668
EMCOR Group, Inc. .................................................... 5,773 5,147
Ferguson Enterprises, Inc. ................................................. 12,442 3,331
GE Vernova, Inc. ....................................................... 4,557 4,937
Leidos Holdings, Inc. .................................................... 24,469 3,651
Lockheed Martin Corp. ................................................... 7,438 3,853
Mueller Industries, Inc. ................................................... 27,654 3,745
Uber Technologies, Inc. (c) ................................................ 69,263 5,168
United Airlines Holdings, Inc. (c) ............................................ 38,734 3,486
59,152
Information Technology (20.5%):
Adobe, Inc. (c) ......................................................... 17,289 4,255
Amphenol Corp. , Class A ................................................. 36,741 5,411
Apple, Inc. ........................................................... 178,352 48,396
Arista Networks, Inc. (c) .................................................. 34,202 5,907
Broadcom, Inc. ........................................................ 9,791 4,087
Cisco Systems, Inc. ..................................................... 83,173 7,610
Cognizant Technology Solutions Corp. , Class A ................................. 48,298 2,555
Dropbox, Inc. , Class A (c) ................................................. 163,242 3,965
Flex Ltd. (c) ........................................................... 52,134 4,773
Gen Digital, Inc. ....................................................... 6,348 124
GoDaddy, Inc. , Class A (c) ................................................. 37,815 3,282
International Business Machines Corp. ........................................ 22,808 5,268
Jabil, Inc. ............................................................ 14,026 4,734

Victory Portfolios III
Victory Capital Growth Fund
19
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
KLA Corp. ........................................................... 3,416 $ 5,979
Lam Research Corp. ..................................................... 28,575 7,368
Microsoft Corp. ........................................................ 78,013 31,812
NetApp, Inc. .......................................................... 31,659 3,507
NVIDIA Corp. ......................................................... 290,654 58,006
Palantir Technologies, Inc. , Class A (c) ........................................ 49,061 6,825
QUALCOMM, Inc. ..................................................... 34,587 6,211
Salesforce, Inc. ........................................................ 23,860 4,212
Zoom Communications, Inc. , Class A (c) ...................................... 3,452 335
224,622
Materials (1.7%):
CF Industries Holdings, Inc. ............................................... 35,573 4,418
Newmont Corp. ........................................................ 46,564 5,173
Nucor Corp. ........................................................... 17,285 3,894
Reliance, Inc. .......................................................... 1,765 640
Steel Dynamics, Inc. ..................................................... 18,389 4,205
18,330
Utilities (1.1%):
Edison International ..................................................... 49,824 3,462
National Fuel Gas Co. ................................................... 11,640 982
NRG Energy, Inc. ....................................................... 24,385 3,794
Talen Energy Corp. (c) ................................................... 8,836 3,291
11,529
622,900
Total Common Stocks (Cost $717,883) 1,072,137
Rights (0.0%)
Chile (0.0%):
Real Estate (0.0%):
Parque Arauco SA , expiring 6/2/26 (c) ........................................ 7,376 —
Total Rights (Cost $–) —
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (c) (e) ............................... 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares Core MSCI EAFE ETF ............................................. 7,140 682
iShares MSCI Emerging Markets Small-Cap ETF ................................ 3,725 286
State Street Real Estate Select Sector SPDR ETF ................................ 285,472 12,675
13,643
Total Exchange-Traded Funds (Cost $13,016) 13,643
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (g) ........ 1,930,045 1,930
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (g) ............ 1,930,045 1,930
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (g) ............... 1,930,045 1,930
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (g) . 1,930,045 1,930
Total Collateral for Securities Loaned (Cost $7,720) 7,720
Total Investments (Cost $738,619) — 100.0% 1,093,500
Liabilities in excess of other assets — 0.0% (212)
NET ASSETS - 100.00% $ 1,093,288
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was $12,042
(thousands) and amounted to 1.1% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.

Victory Portfolios III
Victory Capital Growth Fund
20
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Bank St. Petersburg PJSC .............................................
12/15/2021
410
$ —
Detsky Mir PJSC ...................................................
9/30/2020
348
—
Total (–% of net assets)
$758
$—
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30, 2026
(amounts in thousands):
(g) Rate disclosed is the daily yield on April 30, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Global Managed Volatility Fund
21
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Australia (1.3%):
Consumer Staples (0.1%):
Coles Group Ltd. ....................................................... 25,269 $ 403
Health Care (0.1%):
Pro Medicus Ltd. ....................................................... 1,767 173
Industrials (0.4%):
Brambles Ltd. ......................................................... 44,969 736
Computershare Ltd. ..................................................... 20,408 448
Qantas Airways Ltd. ..................................................... 55,334 338
1,522
Materials (0.7%):
BHP Group Ltd. ........................................................ 45,997 1,820
Fortescue Ltd. ......................................................... 56,125 809
2,629
4,727
Austria (0.2%):
Energy (0.2%):
OMV AG ............................................................ 10,487 740
Belgium (0.1%):
Consumer Discretionary (0.1%):
D'ieteren Group (a) ...................................................... 1,481 306
Brazil (0.9%):
Energy (0.2%):
Petroleo Brasileiro SA - Petrobras , Preference Shares ............................. 68,000 674
Financials (0.4%):
Itau Unibanco Holding SA , Preference Shares .................................. 164,603 1,436
Materials (0.3%):
Vale SA .............................................................. 73,697 1,208
3,318
Canada (2.9%):
Consumer Discretionary (0.4%):
Dollarama, Inc. ........................................................ 5,462 698
Gildan Activewear, Inc. .................................................. 10,131 629
1,327
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 7,131 515
Loblaw Cos. Ltd. ....................................................... 29,408 1,356
1,871
Energy (0.4%):
Suncor Energy, Inc. ..................................................... 24,010 1,646
Financials (1.1%):
Canadian Imperial Bank of Commerce ........................................ 11,423 1,275
iA Financial Corp., Inc. ................................................... 6,816 877
Manulife Financial Corp. ................................................. 25,009 983
Sun Life Financial, Inc. .................................................. 11,235 810
3,945
Information Technology (0.2%):
Celestica, Inc. (b) ....................................................... 2,251 924
Materials (0.3%):
Barrick Mining Corp. .................................................... 7,903 310
Kinross Gold Corp. ..................................................... 19,962 605
Lundin Gold, Inc. ....................................................... 4,997 336
1,251
10,964

Victory Portfolios III
Victory Global Managed Volatility Fund
22
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
China (2.1%):
Communication Services (0.1%):
Kuaishou Technology , Class B (c) ........................................... 38,000 $ 212
NetEase, Inc. .......................................................... 11,500 269
481
Consumer Discretionary (0.4%):
ANTA Sports Products Ltd. ................................................ 25,800 270
JD.com, Inc. , Class A .................................................... 30,150 457
Pop Mart International Group Ltd. (a) (c) ....................................... 14,600 297
Vipshop Holdings Ltd. , ADR .............................................. 26,495 381
1,405
Energy (0.4%):
PetroChina Co. Ltd. , Class H .............................................. 928,000 1,431
Financials (1.0%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,255,000 979
China Life Insurance Co. Ltd. , Class H ....................................... 304,000 1,122
Industrial & Commercial Bank of China Ltd. , Class H ............................. 1,828,000 1,647
3,748
Materials (0.2%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 136,000 632
7,697
Denmark (0.2%):
Health Care (0.2%):
Genmab A/S (b) ........................................................ 2,474 655
France (2.2%):
Communication Services (0.3%):
Orange SA ............................................................ 54,847 1,142
Health Care (0.1%):
Ipsen SA ............................................................. 2,688 528
Industrials (1.0%):
Bouygues SA .......................................................... 8,749 517
Cie de Saint-Gobain SA .................................................. 10,903 999
Eiffage SA ............................................................ 4,458 719
Safran SA ............................................................ 1,640 526
Thales SA ............................................................ 2,032 558
Vinci SA ............................................................. 2,478 375
3,694
Utilities (0.8%):
Engie SA ............................................................. 86,576 2,853
8,217
Germany (2.5%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 24,983 807
Consumer Discretionary (0.2%):
Continental AG ........................................................ 8,006 605
Financials (0.6%):
Allianz SE , Registered Shares .............................................. 1,424 650
Deutsche Bank AG , Registered Shares ........................................ 29,820 926
Talanx AG ............................................................ 4,707 614
2,190
Health Care (0.1%):
Bayer AG , Registered Shares .............................................. 6,691 300
Industrials (0.9%):
Deutsche Post AG ...................................................... 15,787 935
GEA Group AG ........................................................ 9,993 683

Victory Portfolios III
Victory Global Managed Volatility Fund
23
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Siemens Energy AG ..................................................... 7,947 $ 1,684
3,302
Materials (0.3%):
Heidelberg Materials AG ................................................. 5,642 1,245
Utilities (0.2%):
E.ON SE ............................................................. 34,330 762
9,211
Hong Kong (0.7%):
Consumer Staples (0.2%):
WH Group Ltd. (c) ...................................................... 601,500 736
Financials (0.4%):
BOC Hong Kong Holdings Ltd. ............................................ 263,000 1,513
Industrials (0.1%):
SITC International Holdings Co. Ltd. ......................................... 103,000 431
2,680
Hungary (0.5%):
Financials (0.5%):
OTP Bank Nyrt ........................................................ 12,495 1,678
India (0.7%):
Communication Services (0.1%):
Bharti Airtel Ltd. ....................................................... 22,761 455
Health Care (0.2%):
Sun Pharmaceutical Industries Ltd. .......................................... 32,555 623
Industrials (0.1%):
Bharat Electronics Ltd. ................................................... 64,110 293
Information Technology (0.3%):
HCL Technologies Ltd. ................................................... 31,254 397
Infosys Ltd. ........................................................... 49,215 620
Tata Consultancy Services Ltd. ............................................. 8,374 220
1,237
2,608
Ireland (2.1%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc. , ADR (b) ............................................... 7,734 773
Industrials (0.5%):
Trane Technologies PLC .................................................. 4,071 2,005
Information Technology (0.9%):
Accenture PLC , Class A .................................................. 6,642 1,187
TE Connectivity PLC .................................................... 10,254 2,170
3,357
Materials (0.5%):
CRH PLC ............................................................ 14,703 1,741
7,876
Israel (0.5%):
Financials (0.5%):
Bank Hapoalim BM ..................................................... 15,960 428
Bank Leumi Le-Israel BM ................................................ 53,325 1,351
1,779
Health Care (0.0%):(d)
Teva Pharmaceutical Industries Ltd. , ADR (b) ................................... 5,408 190
1,969
Italy (0.3%):
Utilities (0.3%):
Enel SpA ............................................................. 107,355 1,253

Victory Portfolios III
Victory Global Managed Volatility Fund
24
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Japan (3.9%):
Communication Services (0.1%):
KDDI Corp. ........................................................... 24,400 $ 399
Consumer Discretionary (0.8%):
Asics Corp. ........................................................... 19,100 542
Isuzu Motors Ltd. ....................................................... 40,900 564
Subaru Corp. .......................................................... 47,400 706
Suzuki Motor Corp. ..................................................... 97,900 1,095
2,907
Energy (0.1%):
Inpex Corp. ........................................................... 16,500 430
Financials (0.7%):
SBI Holdings, Inc. ...................................................... 39,400 795
Sompo Holdings, Inc. .................................................... 17,900 666
Tokio Marine Holdings, Inc. ............................................... 23,000 1,054
2,515
Health Care (0.3%):
Chugai Pharmaceutical Co. Ltd. ............................................ 7,600 405
Shionogi & Co. Ltd. ..................................................... 43,300 875
1,280
Industrials (1.0%):
Central Japan Railway Co. ................................................ 21,400 513
Sumitomo Corp. ........................................................ 42,800 1,592
Toyota Tsusho Corp. ..................................................... 36,100 1,417
3,522
Information Technology (0.6%):
Advantest Corp. ........................................................ 5,600 1,046
Fujitsu Ltd. ........................................................... 31,300 628
NEC Corp. ........................................................... 22,000 585
2,259
Materials (0.2%):
Nitto Denko Corp. ...................................................... 37,400 712
Utilities (0.1%):
Chubu Electric Power Co., Inc. ............................................. 27,600 475
14,499
Mexico (0.5%):
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 61,036 663
Materials (0.3%):
Grupo Mexico SAB de CV , Class B .......................................... 96,520 1,057
1,720
Netherlands (0.7%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 197,562 1,057
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV ............................................ 26,671 1,251
X5 Retail Group NV , GDR (b) (e) (f) .......................................... 18,705 —
1,251
Industrials (0.1%):
Wolters Kluwer NV (a) ................................................... 2,450 191
2,499
Norway (0.4%):
Communication Services (0.2%):
Telenor ASA .......................................................... 44,402 732

Victory Portfolios III
Victory Global Managed Volatility Fund
25
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.2%):
Norsk Hydro ASA ...................................................... 52,151 $ 578
1,310
Peru (0.2%):
Financials (0.2%):
Credicorp Ltd. ......................................................... 2,476 803
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC (b) (e) (f) ................................................... 34,009 —
Tatneft PJSC (b) (e) (f) .................................................... 90,761 —
—
Financials (0.0%):
Sberbank of Russia PJSC (b) (e) (f) ........................................... 409,312 —
Materials (0.0%):
MMC Norilsk Nickel PJSC (b) (e) (f) .......................................... 524,900 —
—
Singapore (0.5%):
Financials (0.5%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 56,900 982
Singapore Exchange Ltd. ................................................. 54,700 935
1,917
South Africa (0.6%):
Financials (0.4%):
FirstRand Ltd. ......................................................... 136,189 723
Standard Bank Group Ltd. ................................................ 37,156 716
1,439
Materials (0.2%):
Gold Fields Ltd. ........................................................ 22,854 968
2,407
South Korea (2.3%):
Consumer Discretionary (0.5%):
Kia Corp. ............................................................ 17,837 1,841
Information Technology (1.8%):
Samsung Electronics Co. Ltd. .............................................. 18,378 2,768
SK hynix, Inc. ......................................................... 4,217 3,762
6,530
8,371
Spain (1.9%):
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 85,562 1,889
Banco Santander SA ..................................................... 112,417 1,372
3,261
Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA ................................ 6,612 953
Aena SME SA (c) ....................................................... 22,815 623
1,576
Utilities (0.6%):
Endesa SA ............................................................ 22,845 1,024
Iberdrola SA .......................................................... 58,836 1,379
2,403
7,240
Sweden (0.3%):
Industrials (0.1%):
Volvo AB , Class B ...................................................... 17,767 620

Victory Portfolios III
Victory Global Managed Volatility Fund
26
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 54,486 $ 650
1,270
Switzerland (1.8%):
Consumer Staples (0.3%):
Coca-Cola HBC AG (b) ................................................... 15,614 911
Financials (0.1%):
Zurich Insurance Group AG ............................................... 499 348
Health Care (1.1%):
Novartis AG , Registered Shares ............................................. 14,357 2,122
Roche Holding AG ...................................................... 5,109 2,082
4,204
Industrials (0.1%):
Schindler Holding AG , Participation Certificates ................................. 1,147 401
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 4,892 483
Materials (0.1%):
Holcim AG (b) ......................................................... 5,069 471
6,818
Taiwan (2.9%):
Information Technology (2.9%):
Accton Technology Corp. ................................................. 9,000 660
Delta Electronics, Inc. ................................................... 38,000 2,665
MediaTek, Inc. ......................................................... 10,000 835
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 93,000 6,457
10,617
United Kingdom (4.3%):
Consumer Discretionary (0.3%):
Next PLC ............................................................ 6,574 1,160
Consumer Staples (0.9%):
British American Tobacco PLC ............................................. 14,601 860
Imperial Brands PLC .................................................... 40,644 1,544
Reckitt Benckiser Group PLC .............................................. 4,331 275
Tesco PLC ............................................................ 106,962 701
3,380
Energy (0.7%):
BP PLC .............................................................. 81,749 647
Shell PLC ............................................................ 43,330 1,970
2,617
Financials (0.7%):
HSBC Holdings PLC .................................................... 144,491 2,658
Health Care (0.4%):
GSK PLC ............................................................ 55,558 1,456
Industrials (0.6%):
International Consolidated Airlines Group SA ................................... 88,485 446
Rolls-Royce Holdings PLC ................................................ 109,865 1,768
2,214
Materials (0.4%):
Rio Tinto PLC ......................................................... 15,796 1,591
Utilities (0.3%):
Centrica PLC .......................................................... 366,089 1,069
16,145
United States (61.6%):
Communication Services (7.2%):
Alphabet, Inc. , Class C ................................................... 32,022 12,231

Victory Portfolios III
Victory Global Managed Volatility Fund
27
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Alphabet, Inc. , Class A ................................................... 15,972 $ 6,146
AT&T, Inc. ........................................................... 86,379 2,257
Fox Corp. , Class A ...................................................... 13,102 832
Meta Platforms, Inc. , Class A .............................................. 4,189 2,563
T-Mobile US, Inc. ...................................................... 6,061 1,185
Verizon Communications, Inc. .............................................. 36,609 1,758
26,972
Consumer Discretionary (3.5%):
Best Buy Co., Inc. ...................................................... 16,139 976
Booking Holdings, Inc. ................................................... 10,536 1,774
eBay, Inc. ............................................................ 17,574 1,818
Expedia Group, Inc. ..................................................... 7,577 1,882
General Motors Co. ..................................................... 31,991 2,460
Las Vegas Sands Corp. ................................................... 24,055 1,314
NVR, Inc. (b) .......................................................... 37 234
Tapestry, Inc. .......................................................... 10,652 1,545
The TJX Cos., Inc. ...................................................... 6,717 1,053
13,056
Consumer Staples (3.5%):
Altria Group, Inc. ....................................................... 27,777 2,018
Dollar General Corp. .................................................... 10,773 1,248
Dollar Tree, Inc. (b) ...................................................... 14,243 1,383
Monster Beverage Corp. (b) ................................................ 12,979 1,000
Philip Morris International, Inc. ............................................. 13,569 2,240
The Kroger Co. ........................................................ 19,504 1,328
Walmart, Inc. .......................................................... 28,197 3,720
12,937
Energy (2.1%):
EOG Resources, Inc. .................................................... 13,379 1,881
Halliburton Co. ........................................................ 47,044 1,990
Marathon Petroleum Corp. ................................................ 7,465 1,853
Valero Energy Corp. ..................................................... 8,635 2,181
7,905
Financials (8.7%):
American Express Co. ................................................... 5,770 1,864
Ameriprise Financial, Inc. ................................................. 3,463 1,644
Capital One Financial Corp. ............................................... 9,035 1,728
Citigroup, Inc. ......................................................... 8,913 1,141
Fidelity National Financial, Inc. ............................................ 19,406 1,015
Interactive Brokers Group, Inc. , Class A ....................................... 20,596 1,637
JPMorgan Chase & Co. .................................................. 15,842 4,962
Loews Corp. .......................................................... 13,402 1,509
Mastercard, Inc. , Class A ................................................. 2,214 1,114
PayPal Holdings, Inc. .................................................... 43,450 2,179
Regions Financial Corp. .................................................. 59,472 1,698
SEI Investments Co. ..................................................... 7,969 723
Synchrony Financial ..................................................... 24,757 1,887
The Allstate Corp. ...................................................... 9,249 2,009
The Charles Schwab Corp. ................................................ 5,825 534
The Goldman Sachs Group, Inc. ............................................ 2,834 2,618
The Hartford Insurance Group, Inc. .......................................... 5,608 767
The Progressive Corp. ................................................... 6,595 1,327
Wells Fargo & Co. ...................................................... 22,337 1,837
32,193
Health Care (6.8%):
AbbVie, Inc. .......................................................... 13,591 2,872
Bristol-Myers Squibb Co. ................................................. 39,214 2,376
Cardinal Health, Inc. .................................................... 11,202 2,161
Cencora, Inc. .......................................................... 4,875 1,502
CVS Health Corp. ...................................................... 22,625 1,884
Gilead Sciences, Inc. .................................................... 18,665 2,442

Victory Portfolios III
Victory Global Managed Volatility Fund
28
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Johnson & Johnson ..................................................... 13,943 $ 3,205
McKesson Corp. ....................................................... 2,789 2,274
Merck & Co., Inc. ...................................................... 22,890 2,499
Pfizer, Inc. ............................................................ 69,825 1,864
The Cigna Group ....................................................... 4,894 1,422
UnitedHealth Group, Inc. ................................................. 1,970 730
25,231
Industrials (6.5%):
3M Co. .............................................................. 10,572 1,549
Automatic Data Processing, Inc. ............................................ 2,399 508
C.H. Robinson Worldwide, Inc. ............................................. 8,618 1,567
Caterpillar, Inc. ........................................................ 3,026 2,693
Comfort Systems USA, Inc. ............................................... 1,418 2,610
Cummins, Inc. ......................................................... 2,009 1,348
Delta Air Lines, Inc. ..................................................... 12,634 859
EMCOR Group, Inc. .................................................... 2,836 2,529
Expeditors International of Washington, Inc. .................................... 9,360 1,384
Ferguson Enterprises, Inc. ................................................. 5,854 1,567
General Dynamics Corp. .................................................. 1,326 457
General Electric Co. ..................................................... 7,127 2,066
Leidos Holdings, Inc. .................................................... 8,993 1,342
Lockheed Martin Corp. ................................................... 2,991 1,549
Rollins, Inc. ........................................................... 16,712 931
United Airlines Holdings, Inc. (b) ............................................ 6,220 560
United Rentals, Inc. ..................................................... 628 603
24,122
Information Technology (18.8%):
Adobe, Inc. (b) ......................................................... 2,966 730
Amphenol Corp. , Class A ................................................. 12,254 1,805
Apple, Inc. ........................................................... 71,711 19,459
Cisco Systems, Inc. ..................................................... 44,229 4,047
Dropbox, Inc. , Class A (b) ................................................. 9,279 225
Fortinet, Inc. (b) ........................................................ 6,575 554
GoDaddy, Inc. , Class A (b) ................................................ 8,639 750
International Business Machines Corp. ........................................ 7,902 1,825
Jabil, Inc. ............................................................ 6,404 2,161
KLA Corp. ........................................................... 1,589 2,781
Lam Research Corp. ..................................................... 9,867 2,544
Microsoft Corp. ........................................................ 12,374 5,046
Motorola Solutions, Inc. .................................................. 3,331 1,463
NetApp, Inc. .......................................................... 11,905 1,319
NVIDIA Corp. ......................................................... 107,162 21,386
QUALCOMM, Inc. ..................................................... 11,359 2,040
VeriSign, Inc. .......................................................... 6,343 1,704
69,839
Materials (2.8%):
Anglogold Ashanti PLC .................................................. 11,157 1,037
CF Industries Holdings, Inc. ............................................... 12,176 1,512
Newmont Corp. ........................................................ 18,248 2,027
Nucor Corp. ........................................................... 7,097 1,599
Packaging Corp. of America ............................................... 3,271 698
Reliance, Inc. .......................................................... 4,035 1,463
Steel Dynamics, Inc. ..................................................... 9,785 2,238
10,574
Utilities (1.7%):
Edison International ..................................................... 19,330 1,343
Evergy, Inc. ........................................................... 16,694 1,383
Eversource Energy ...................................................... 7,628 539
NiSource, Inc. ......................................................... 32,471 1,568

Victory Portfolios III
Victory Global Managed Volatility Fund
29
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
LUKOIL PJSC .....................................................
4/22/2020
2,312
$ —
MMC Norilsk Nickel PJSC ............................................
9/30/2019
1,604
—
Sberbank of Russia PJSC .............................................
4/22/2020
1,393
—
Tatneft PJSC ......................................................
12/21/2020
608
—
X5 Retail Group NV , GDR ............................................
11/11/2021
637
—
Total (–% of net assets)
$6,554
$—
Security Description Shares
Value
(000)
NRG Energy, Inc. ....................................................... 10,571 $ 1,645
6,478
229,307
Uruguay (0.1%):
Consumer Discretionary (0.1%):
MercadoLibre, Inc. (b) ................................................... 182 326
Total Common Stocks (Cost $276,474) 369,148
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (b) (e) .............................. 1,403 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (g) ........ 77,055 77
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (g) ............ 77,055 77
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (g) ............... 77,055 77
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (g) . 77,055 77
Total Collateral for Securities Loaned (Cost $308) 308
Total Investments (Cost $276,782) — 99.3% 369,456
Other assets in excess of liabilities — 0.7% 2,636
NET ASSETS - 100.00% $ 372,092
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was $1,868
(thousands) and amounted to 0.5% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30, 2026
(amounts in thousands):
(g) Rate disclosed is the daily yield on April 30, 2026.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Growth & Income Fund
30
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (10.4%):
Alphabet, Inc., Class A ................................................... 279,527 $ 107,107
AT&T, Inc. ........................................................... 382,608 9,998
Charter Communications, Inc., Class A(a)(b) ................................... 1,507 249
Comcast Corp., Class A .................................................. 668,726 18,082
Electronic Arts, Inc. ..................................................... 3,619 732
Fox Corp., Class A ...................................................... 63,850 4,041
Liberty Media Corp.-Liberty Formula One, Class C(a) ............................ 3,837 327
Live Nation Entertainment, Inc.(a)(b) ......................................... 2,449 387
Meta Platforms, Inc., Class A .............................................. 62,674 38,351
Netflix, Inc.(a) ......................................................... 122,224 11,441
News Corp., Class A(b) .................................................. 7,580 206
Omnicom Group, Inc. .................................................... 4,473 343
Pinterest, Inc., Class A(a) ................................................. 9,483 186
Reddit, Inc., Class A(a) ................................................... 25,266 3,720
ROBLOX Corp., Class A(a) ............................................... 9,512 526
Spotify Technology SA(a) ................................................. 2,347 1,048
Take-Two Interactive Software, Inc.(a) ........................................ 2,742 586
The New York Times Co., Class A ........................................... 146,300 11,562
The Trade Desk, Inc., Class A(a) ............................................ 7,110 168
The Walt Disney Co. .................................................... 27,767 2,881
T-Mobile US, Inc. ...................................................... 7,703 1,506
Verizon Communications, Inc. .............................................. 336,229 16,149
Warner Bros Discovery, Inc.(a) ............................................. 37,333 1,010
230,606
Consumer Discretionary (7.7%):
Airbnb, Inc., Class A(a) .................................................. 2,230 313
Amazon.com, Inc.(a) .................................................... 142,704 37,825
AutoZone, Inc.(a) ....................................................... 88 326
Best Buy Co., Inc. ...................................................... 1,021 62
Booking Holdings, Inc. ................................................... 4,450 749
Burlington Stores, Inc.(a) ................................................. 14,363 4,596
Carnival Corp. ......................................................... 5,791 154
Carvana Co., Class A(a) .................................................. 732 290
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 7,103 241
D.R. Horton, Inc. ....................................................... 1,398 215
Darden Restaurants, Inc. .................................................. 13,720 2,752
Domino's Pizza, Inc. ..................................................... 8,521 2,892
DoorDash , Inc., Class A(a) ................................................ 1,818 307
DraftKings, Inc.(a) ...................................................... 2,522 59
eBay, Inc. ............................................................ 56,128 5,808
Expedia Group, Inc. ..................................................... 623 155
Ford Motor Co. ........................................................ 20,870 252
Garmin Ltd. ........................................................... 869 218
General Motors Co. ..................................................... 76,747 5,901
Genuine Parts Co. ...................................................... 738 79
Hilton Worldwide Holdings, Inc. ............................................ 11,869 3,846
Las Vegas Sands Corp. ................................................... 1,674 91
Lennar Corp., Class A(b) ................................................. 23,242 2,099
Lowe's Cos., Inc. ....................................................... 61,013 14,569
Lululemon Athletica, Inc.(a) ............................................... 543 75
Marriott International, Inc., Class A .......................................... 1,203 435
McDonald's Corp. ...................................................... 19,591 5,752
NIKE, Inc., Class B ..................................................... 6,151 273
NVR, Inc.(a) .......................................................... 14 88
O'Reilly Automotive, Inc.(a) ............................................... 4,473 445
PulteGroup, Inc. ........................................................ 37,697 4,613
Ralph Lauren Corp., Class A ............................................... 25,903 9,290
Rivian Automotive, Inc., Class A(a) .......................................... 3,998 66
Ross Stores, Inc. ....................................................... 15,598 3,553
Royal Caribbean Cruises Ltd. .............................................. 7,222 1,905
Somnigroup International, Inc. ............................................. 1,119 85

Victory Portfolios III
Victory Growth & Income Fund
31
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Starbucks Corp. ........................................................ 6,318 $ 665
Tapestry, Inc. .......................................................... 52,475 7,611
Tesla, Inc.(a) .......................................................... 47,485 18,122
The Home Depot, Inc. ................................................... 5,579 1,834
The TJX Cos., Inc. ...................................................... 63,003 9,876
Tractor Supply Co. ...................................................... 2,789 98
Ulta Beauty, Inc.(a) ..................................................... 6,396 3,438
Viking Holdings Ltd.(a) .................................................. 1,630 133
Williams-Sonoma, Inc. ................................................... 43,111 7,812
Yum! Brands, Inc. ...................................................... 66,682 10,646
170,614
Consumer Staples (8.1%):
Altria Group, Inc. ....................................................... 358,384 26,037
Archer-Daniels-Midland Co. ............................................... 119,818 8,931
Brown-Forman Corp., Class A .............................................. 7,203 186
Bunge Global SA ....................................................... 3,416 434
Casey's General Stores, Inc. ............................................... 783 644
Church & Dwight Co., Inc. ................................................ 5,299 514
Colgate-Palmolive Co. ................................................... 118,312 10,099
Constellation Brands, Inc., Class A .......................................... 3,357 526
Costco Wholesale Corp. .................................................. 16,182 16,417
Dollar General Corp. .................................................... 35,582 4,123
Dollar Tree, Inc.(a) ...................................................... 4,367 424
General Mills, Inc. ...................................................... 11,670 412
Kenvue , Inc. .......................................................... 41,798 733
Keurig Dr. Pepper, Inc. ................................................... 28,104 826
Kimberly-Clark Corp. .................................................... 44,676 4,397
McCormick & Co., Inc. .................................................. 5,739 292
Mondelez International, Inc., Class A ......................................... 28,039 1,723
Monster Beverage Corp.(a) ................................................ 15,153 1,168
PepsiCo, Inc. .......................................................... 73,653 11,673
Philip Morris International, Inc. ............................................. 116,397 19,214
Sysco Corp. ........................................................... 122,361 9,142
Target Corp. .......................................................... 10,115 1,312
The Coca-Cola Co. ...................................................... 134,528 10,595
The Estee Lauder Cos., Inc., Class A ......................................... 5,741 440
The Hershey Co. ....................................................... 21,610 4,014
The Kraft Heinz Co. ..................................................... 25,915 587
The Kroger Co. ........................................................ 117,968 8,030
The Procter & Gamble Co. ................................................ 155,739 22,908
Tyson Foods, Inc., Class A ................................................ 6,133 393
U.S. Foods Holding Corp.(a) ............................................... 4,841 453
Walmart, Inc. .......................................................... 98,292 12,968
179,615
Energy (3.8%):
Chevron Corp. ......................................................... 15,745 3,044
Devon Energy Corp. ..................................................... 234,171 12,029
Diamondback Energy, Inc. ................................................ 9,460 1,945
EOG Resources, Inc. .................................................... 160,069 22,501
HF Sinclair Corp. ....................................................... 40,046 2,692
Marathon Petroleum Corp. ................................................ 69,708 17,308
Valero Energy Corp. ..................................................... 92,059 23,252
82,771
Financials (17.5%):
Affirm Holdings, Inc., Class A(a) ............................................ 4,591 295
Aflac, Inc. ............................................................ 7,598 864
American Express Co. ................................................... 33,443 10,804
American Financial Group, Inc. ............................................. 21,431 2,856
American International Group, Inc. .......................................... 8,862 663
Ameriprise Financial, Inc. ................................................. 23,987 11,389
Annaly Capital Management, Inc. ........................................... 171,900 3,936
Aon PLC, Class A ...................................................... 3,441 1,072

Victory Portfolios III
Victory Growth & Income Fund
32
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Apollo Global Management, Inc. ............................................ 6,616 $ 852
Arch Capital Group Ltd.(a) ................................................ 5,746 543
Ares Management Corp., Class A ........................................... 3,420 401
Arthur J. Gallagher & Co. ................................................. 4,047 835
Bank of America Corp. ................................................... 117,907 6,303
Bank OZK ............................................................ 46,292 2,229
Berkshire Hathaway, Inc., Class A(a) ......................................... 23,138 14,515
BlackRock, Inc. ........................................................ 2,307 2,458
Blackstone, Inc. ........................................................ 11,783 1,480
Block, Inc., Class A(a) ................................................... 8,768 618
Brown & Brown, Inc. .................................................... 4,752 286
Capital One Financial Corp. ............................................... 47,812 9,146
Cboe Global Markets, Inc. ................................................ 1,672 502
Chubb Ltd. ........................................................... 6,357 2,079
Cincinnati Financial Corp. ................................................ 27,907 4,566
Citigroup, Inc. ......................................................... 28,947 3,705
Citizens Financial Group, Inc. .............................................. 6,872 447
CME Group, Inc., Class A ................................................. 5,727 1,648
Coinbase Global, Inc., Class A(a) ........................................... 3,602 676
Corebridge Financial, Inc. ................................................. 6,242 172
Corpay , Inc.(a) ......................................................... 1,079 331
East West Bancorp, Inc. .................................................. 51,927 6,567
Erie Indemnity Co., Class A ............................................... 402 88
Evercore, Inc., Class A ................................................... 23,931 7,689
Everest Group Ltd. ...................................................... 30,463 10,868
Fidelity National Financial, Inc. ............................................ 89,673 4,690
Fidelity National Information Services, Inc. .................................... 8,205 382
Fifth Third Bancorp ..................................................... 14,789 751
First Citizens Bancshares, Inc., Class A ....................................... 141 280
Fiserv, Inc.(a) .......................................................... 8,416 527
Global Payments, Inc. .................................................... 3,804 274
Huntington Bancshares, Inc. ............................................... 276,378 4,632
Interactive Brokers Group, Inc., Class A ....................................... 6,754 537
Intercontinental Exchange, Inc. ............................................. 9,167 1,449
Jack Henry & Associates, Inc. .............................................. 21,300 3,275
JPMorgan Chase & Co. .................................................. 184,530 57,800
KeyCorp ............................................................. 17,442 386
KKR & Co., Inc. ....................................................... 11,047 1,153
Loews Corp. .......................................................... 2,742 309
LPL Financial Holdings, Inc. ............................................... 7,897 2,639
M&T Bank Corp. ....................................................... 2,481 542
Markel Group, Inc.(a) .................................................... 198 351
Marsh & McLennan Cos., Inc. ............................................. 7,832 1,313
Mastercard, Inc., Class A ................................................. 13,390 6,734
MetLife, Inc. .......................................................... 8,828 707
Moody's Corp. ......................................................... 2,825 1,305
Morgan Stanley ........................................................ 19,523 3,721
MSCI, Inc., Class A ..................................................... 1,193 706
Nasdaq, Inc. .......................................................... 7,150 657
Northern Trust Corp. .................................................... 35,210 5,857
PayPal Holdings, Inc. .................................................... 14,919 748
Principal Financial Group, Inc. ............................................. 95,444 9,631
Prudential Financial, Inc. ................................................. 5,520 542
Raymond James Financial, Inc. ............................................. 2,854 452
Regions Financial Corp. .................................................. 13,914 397
Robinhood Markets, Inc., Class A(a) ......................................... 12,312 897
Rocket Cos., Inc., Class A(a) ............................................... 13,756 201
S&P Global, Inc. ....................................................... 4,846 2,090
SEI Investments Co. ..................................................... 91,594 8,306
SoFi Technologies, Inc.(a) ................................................. 20,728 334
State Street Corp. ....................................................... 70,500 10,775
Synchrony Financial ..................................................... 112,669 8,585
T. Rowe Price Group, Inc. ................................................. 3,432 353

Victory Portfolios III
Victory Growth & Income Fund
33
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Allstate Corp. ...................................................... 68,468 $ 14,875
The Bank of New York Mellon Corp. ......................................... 113,074 15,194
The Carlyle Group, Inc. .................................................. 4,086 205
The Charles Schwab Corp. ................................................ 89,321 8,185
The Goldman Sachs Group, Inc. ............................................ 14,501 13,396
The Hartford Insurance Group, Inc. .......................................... 37,767 5,167
The PNC Financial Services Group, Inc. ...................................... 80,414 17,932
The Progressive Corp. ................................................... 18,719 3,768
The Travelers Cos., Inc. .................................................. 3,594 1,097
Toast, Inc., Class A(a) .................................................... 7,170 204
Tradeweb Markets, Inc., Class A ............................................ 23,967 2,714
Truist Financial Corp. .................................................... 20,544 1,058
U.S. Bancorp .......................................................... 24,859 1,409
Visa, Inc., Class A ...................................................... 67,974 22,421
W.R. Berkley Corp. ..................................................... 91,897 6,141
Wells Fargo & Co. ...................................................... 159,831 13,143
Willis Towers Watson PLC ................................................ 1,543 395
Zions Bancorp NA ...................................................... 73,706 4,674
387,149
Health Care (12.4%):
Abbott Laboratories ..................................................... 49,849 4,526
AbbVie, Inc. .......................................................... 104,394 22,061
Agilent Technologies, Inc. ................................................. 3,739 432
Alnylam Pharmaceuticals, Inc.(a) ........................................... 4,688 1,451
Amgen, Inc. ........................................................... 19,679 6,814
Argenx SE, ADR(a) ..................................................... 4,056 3,171
Becton Dickinson & Co. .................................................. 3,834 571
Biogen, Inc.(a) ......................................................... 5,535 1,048
Boston Scientific Corp.(a) ................................................. 19,424 1,119
Bristol-Myers Squibb Co. ................................................. 281,766 17,072
Cardinal Health, Inc. .................................................... 40,102 7,735
Cencora , Inc. .......................................................... 13,961 4,300
Centene Corp.(a) ....................................................... 6,318 339
CVS Health Corp. ...................................................... 141,942 11,822
Danaher Corp. ......................................................... 8,761 1,568
Dexcom, Inc.(a) ........................................................ 41,263 2,457
Edwards Lifesciences Corp.(a) ............................................. 7,649 639
Elevance Health, Inc. .................................................... 14,265 5,370
Eli Lilly & Co. ......................................................... 27,484 25,687
GE HealthCare Technologies, Inc. ........................................... 6,044 368
Gilead Sciences, Inc. .................................................... 94,359 12,346
HCA Healthcare, Inc. .................................................... 15,105 6,562
Humana, Inc. .......................................................... 1,627 385
IDEXX Laboratories, Inc.(a) ............................................... 1,062 596
Illumina, Inc.(a) ........................................................ 1,983 251
Incyte Corp.(a) ......................................................... 7,275 693
Insmed , Inc.(a) ......................................................... 7,404 1,009
Insulet Corp.(a) ........................................................ 939 162
Intuitive Surgical, Inc.(a) ................................................. 10,300 4,713
IQVIA Holdings, Inc.(a) .................................................. 2,245 356
Johnson & Johnson ..................................................... 120,403 27,675
Labcorp Holdings, Inc. ................................................... 1,099 282
McKesson Corp. ....................................................... 6,713 5,472
Medtronic PLC ........................................................ 110,761 8,968
Merck & Co., Inc. ...................................................... 211,481 23,089
Mettler-Toledo International, Inc.(a) ......................................... 271 346
Natera , Inc.(a) ......................................................... 26,438 5,450
Pfizer, Inc. ............................................................ 337,408 9,009
Quest Diagnostics, Inc. ................................................... 1,496 291
Regeneron Pharmaceuticals, Inc. ............................................ 3,723 2,632
ResMed, Inc. .......................................................... 1,952 417
Royalty Pharma PLC, Class A .............................................. 47,747 2,392
STERIS PLC .......................................................... 1,312 285

Victory Portfolios III
Victory Growth & Income Fund
34
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Stryker Corp. .......................................................... 4,763 $ 1,501
Tenet Healthcare Corp.(a) ................................................. 1,070 189
The Cigna Group ....................................................... 26,584 7,725
The Cooper Cos., Inc.(a) .................................................. 2,643 166
Thermo Fisher Scientific, Inc. .............................................. 5,016 2,402
United Therapeutics Corp.(a) .............................................. 1,549 885
UnitedHealth Group, Inc. ................................................. 51,385 19,037
Veeva Systems, Inc., Class A(a) ............................................. 1,989 310
Vertex Pharmaceuticals, Inc.(a) ............................................. 9,264 3,959
Waters Corp.(a) ........................................................ 1,305 404
West Pharmaceutical Services, Inc. .......................................... 943 281
Zimmer Biomet Holdings, Inc. ............................................. 2,658 219
Zoetis, Inc., Class A ..................................................... 42,162 4,847
273,856
Industrials (8.8%):
3M Co. .............................................................. 8,370 1,226
Armstrong World Industries, Inc. ............................................ 10,700 1,823
Automatic Data Processing, Inc. ............................................ 75,848 16,075
Broadridge Financial Solutions, Inc. ......................................... 46,400 7,145
BWX Technologies, Inc. .................................................. 14,495 3,137
C.H. Robinson Worldwide, Inc. ............................................. 46,956 8,537
Carlisle Cos., Inc. ....................................................... 7,035 2,499
Caterpillar, Inc. ........................................................ 14,862 13,229
Clean Harbors, Inc.(a) ................................................... 6,532 2,042
Comfort Systems USA, Inc. ............................................... 1,993 3,668
Cummins, Inc. ......................................................... 19,882 13,341
Expeditors International of Washington, Inc. .................................... 50,925 7,531
FedEx Corp. .......................................................... 15,555 6,274
FTAI Aviation Ltd. ...................................................... 9,629 2,404
GE Vernova , Inc. ....................................................... 3,388 3,671
General Dynamics Corp. .................................................. 44,040 15,163
HEICO Corp., Class A ................................................... 12,635 2,641
Howmet Aerospace, Inc. .................................................. 14,479 3,519
Huntington Ingalls Industries, Inc. ........................................... 15,480 5,639
Leidos Holdings, Inc. .................................................... 31,500 4,700
Lockheed Martin Corp. ................................................... 32,109 16,632
Masco Corp. .......................................................... 55,620 3,995
Otis Worldwide Corp. .................................................... 131,237 10,221
Owens Corning ........................................................ 18,311 2,258
Parker-Hannifin Corp. ................................................... 6,080 5,529
Quanta Services, Inc. .................................................... 6,625 4,821
SS&C Technologies Holdings, Inc. .......................................... 95,610 6,626
Trane Technologies PLC .................................................. 15,658 7,712
Uber Technologies, Inc.(a) ................................................ 35,760 2,668
United Parcel Service, Inc., Class B .......................................... 47,133 5,128
Woodward, Inc. ........................................................ 10,936 3,970
193,824
Information Technology (23.0%):
Accenture PLC, Class A .................................................. 90,601 16,191
Adobe, Inc.(a) ......................................................... 3,404 838
Advanced Micro Devices, Inc.(a) ............................................ 13,088 4,640
Amphenol Corp., Class A ................................................. 64,132 9,445
Analog Devices, Inc. .................................................... 3,978 1,600
Apple, Inc. ........................................................... 278,121 75,468
Applied Materials, Inc. ................................................... 27,389 10,805
AppLovin Corp., Class A(a) ............................................... 11,723 5,232
Arista Networks, Inc.(a) .................................................. 47,366 8,181
Astera Labs, Inc.(a) ..................................................... 1,099 214
Atlassian Corp., Class A(a) ................................................ 1,284 88
Autodesk, Inc.(a) ....................................................... 10,674 2,530
Broadcom, Inc. ........................................................ 94,401 39,406
Cadence Design Systems, Inc.(a) ............................................ 2,145 707

Victory Portfolios III
Victory Growth & Income Fund
35
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
CDW Corp. ........................................................... 1,050 $ 144
Ciena Corp.(a) ......................................................... 1,216 641
Cisco Systems, Inc. ..................................................... 272,627 24,945
Cloudflare, Inc., Class A(a) ................................................ 2,419 496
Cognizant Technology Solutions Corp., Class A ................................. 53,872 2,850
Coherent Corp.(a) ...................................................... 1,330 425
CoreWeave , Inc., Class A(a) ............................................... 2,581 288
Corning, Inc. .......................................................... 6,243 1,025
Credo Technology Group Holding Ltd.(a) ..................................... 1,327 231
Crowdstrike Holdings, Inc., Class A(a) ....................................... 11,744 5,235
Datadog, Inc., Class A(a) ................................................. 2,490 329
Dell Technologies, Inc., Class C ............................................ 13,433 2,807
Docusign , Inc., Class A(a) ................................................. 1,602 74
Dynatrace, Inc.(a) ...................................................... 2,399 87
Everpure , Inc., Class A(a) ................................................. 2,445 175
F5, Inc.(a) ............................................................ 459 149
Fair Isaac Corp.(a) ...................................................... 186 191
First Solar, Inc.(a) ...................................................... 814 164
Fortinet, Inc.(a) ........................................................ 5,085 429
Gartner, Inc.(a) ........................................................ 593 88
Gen Digital, Inc. ....................................................... 4,515 87
GoDaddy, Inc., Class A(a) ................................................. 1,113 97
Guidewire Software, Inc.(a) ............................................... 663 92
Hewlett Packard Enterprise Co. ............................................. 222,140 6,391
HP, Inc. .............................................................. 197,884 4,128
HubSpot, Inc.(a) ....................................................... 401 89
Intel Corp.(a) .......................................................... 34,306 3,241
International Business Machines Corp. ........................................ 29,861 6,897
Intuit, Inc. ............................................................ 2,220 862
IonQ , Inc.(a) .......................................................... 2,940 133
Jabil, Inc. ............................................................ 833 281
Keysight Technologies, Inc.(a) ............................................. 1,369 479
KLA Corp. ........................................................... 6,211 10,871
Lam Research Corp. ..................................................... 51,516 13,284
Lumentum Holdings, Inc.(a) ............................................... 596 538
Marvell Technology, Inc. ................................................. 6,634 1,096
Microchip Technology, Inc. ................................................ 4,216 392
Micron Technology, Inc. .................................................. 9,067 4,689
Microsoft Corp. ........................................................ 147,889 60,306
MongoDB, Inc., Class A(a) ................................................ 627 157
Monolithic Power Systems, Inc. ............................................ 6,424 10,371
Motorola Solutions, Inc. .................................................. 1,330 584
NetApp, Inc. .......................................................... 96,123 10,647
NVIDIA Corp. ......................................................... 498,667 99,519
Okta, Inc., Class A(a) .................................................... 1,358 100
ON Semiconductor Corp.(a) ............................................... 3,254 328
Oracle Corp. .......................................................... 32,481 5,242
Palantir Technologies, Inc., Class A(a) ........................................ 28,551 3,972
Palo Alto Networks, Inc.(a) ................................................ 21,431 3,843
PTC, Inc.(a) ........................................................... 959 131
QUALCOMM, Inc. ..................................................... 110,584 19,859
Roper Technologies, Inc. .................................................. 873 310
Salesforce, Inc. ........................................................ 7,365 1,300
Sandisk Corp.(a) ....................................................... 1,138 1,248
Seagate Technology Holdings PLC .......................................... 1,677 1,130
ServiceNow, Inc.(a) ..................................................... 46,562 4,112
Snowflake, Inc., Class A(a) ................................................ 19,832 2,706
Strategy, Inc., Class A(a)(b) ............................................... 2,275 376
Super Micro Computer, Inc.(a) ............................................. 4,142 113
Synopsys, Inc.(a) ....................................................... 1,443 696
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 11,621 4,603
TE Connectivity PLC .................................................... 2,357 499
Teledyne Technologies, Inc.(a) ............................................. 374 241

Victory Portfolios III
Victory Growth & Income Fund
36
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Teradyne, Inc. ......................................................... 1,265 $ 434
Texas Instruments, Inc. ................................................... 7,374 2,073
Trimble, Inc.(a) ........................................................ 1,908 128
Twilio, Inc., Class A(a) ................................................... 1,173 174
Tyler Technologies, Inc.(a) ................................................ 350 119
Unity Software, Inc.(a) ................................................... 2,935 77
VeriSign, Inc. .......................................................... 749 201
Western Digital Corp. .................................................... 2,759 1,199
Workday, Inc., Class A(a) ................................................. 1,742 213
Zoom Communications, Inc., Class A(a) ...................................... 2,130 207
Zscaler, Inc.(a) ......................................................... 785 103
507,086
Materials (2.0%):
Alcoa Corp. ........................................................... 56,900 3,630
CF Industries Holdings, Inc. ............................................... 101,619 12,621
Corteva, Inc. .......................................................... 51,100 4,140
CRH PLC ............................................................ 26,882 3,183
Freeport-McMoRan, Inc. ................................................. 68,600 3,964
Nucor Corp. ........................................................... 15,900 3,582
Packaging Corp. of America ............................................... 14,127 3,015
Reliance, Inc. .......................................................... 10,767 3,903
Steel Dynamics, Inc. ..................................................... 27,188 6,217
44,255
Real Estate (2.1%):
American Healthcare REIT, Inc. ............................................ 35,300 1,792
Brixmor Property Group, Inc. .............................................. 76,700 2,308
Digital Realty Trust, Inc. .................................................. 14,500 2,914
Equinix, Inc. .......................................................... 3,087 3,343
Equity Residential ...................................................... 38,000 2,484
First Industrial Realty Trust, Inc. ............................................ 38,700 2,400
Kimco Realty Corp. ..................................................... 111,218 2,629
Omega Healthcare Investors, Inc. ........................................... 57,400 2,696
Prologis, Inc. .......................................................... 46,661 6,627
Public Storage ......................................................... 8,540 2,583
Simon Property Group, Inc. ............................................... 21,236 4,326
Ventas, Inc. ........................................................... 45,100 3,962
Welltower, Inc. ......................................................... 35,500 7,716
45,780
Utilities (3.6%):
Alliant Energy Corp. .................................................... 5,718 420
Ameren Corp. ......................................................... 38,776 4,407
American Electric Power Co., Inc. ........................................... 11,837 1,623
American Water Works Co., Inc. ............................................ 4,446 571
Atmos Energy Corp. ..................................................... 3,543 673
CenterPoint Energy, Inc. .................................................. 14,393 628
CMS Energy Corp. ...................................................... 6,599 506
Consolidated Edison, Inc. ................................................. 7,946 886
Constellation Energy Corp. ................................................ 7,549 2,363
Dominion Energy, Inc. ................................................... 18,924 1,221
DTE Energy Co. ....................................................... 4,580 695
Duke Energy Corp. ...................................................... 17,327 2,245
Edison International ..................................................... 233,744 16,243
Entergy Corp. ......................................................... 9,817 1,157
Evergy , Inc. ........................................................... 124,063 10,277
Eversource Energy ...................................................... 8,250 583
Exelon Corp. .......................................................... 22,313 1,026
FirstEnergy Corp. ....................................................... 111,839 5,315
National Fuel Gas Co. ................................................... 91,163 7,692
NextEra Energy, Inc. .................................................... 46,218 4,524
NiSource, Inc. ......................................................... 10,401 502
NRG Energy, Inc. ....................................................... 26,123 4,064
OGE Energy Corp. ...................................................... 53,803 2,626

Victory Portfolios III
Victory Growth & Income Fund
37
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
PG&E Corp. .......................................................... 48,560 $ 807
PPL Corp. ............................................................ 16,311 611
Public Service Enterprise Group, Inc. ......................................... 11,100 906
Sempra .............................................................. 14,289 1,359
Talen Energy Corp.(a) ................................................... 973 362
The Southern Co. ....................................................... 24,405 2,360
Vistra Corp. ........................................................... 7,316 1,155
WEC Energy Group, Inc. ................................................. 7,136 842
Xcel Energy, Inc. ....................................................... 13,860 1,150
79,799
Total Common Stocks (Cost $1,488,915)
a
a
a
2,195,355
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc., CVR, expiring 4/9/29(a) (d) ........................................ 2,949 —(e)
Total Rights (Cost $—)
a
a
a
—(e)
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(f) ........ 73,846 74
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.57%(f) ............ 73,846 74
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(f) ................ 73,846 73
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.56%(f) . 73,846 74
Total Collateral for Securities Loaned (Cost $295)
a
a
a
295
Total Investments (Cost $1,489,210) — 99.4% 2,195,650
Other assets in excess of liabilities —  0.6% 12,736
NET ASSETS - 100.00% $ 2,208,386
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1.
(f) Rate disclosed is the daily yield on April 30, 2026.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Growth Fund
38
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (19.4%):
Alphabet, Inc. , Class A ................................................... 588,550 $ 225,707
Meta Platforms, Inc. , Class A .............................................. 209,053 127,922
Netflix, Inc. (a) ......................................................... 852,115 79,766
Reddit, Inc. , Class A (a) ................................................... 68,571 10,096
The Walt Disney Co. .................................................... 267,189 27,721
471,212
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 116,260 20,079
Consumer Discretionary (13.5%):
Alibaba Group Holding Ltd. , ADR .......................................... 6,953 917
Amazon.com, Inc. (a) .................................................... 561,557 148,846
Burlington Stores, Inc. (a) ................................................. 41,462 13,268
Hilton Worldwide Holdings, Inc. ............................................ 31,369 10,166
NIKE, Inc. , Class B ..................................................... 149,213 6,619
Royal Caribbean Cruises Ltd. .............................................. 17,289 4,560
Starbucks Corp. ........................................................ 176,032 18,541
Tesla, Inc. (a) .......................................................... 260,225 99,310
Ulta Beauty, Inc. (a) ..................................................... 18,191 9,777
Yum China Holdings, Inc. ................................................. 65,796 3,188
Yum! Brands, Inc. ...................................................... 72,756 11,616
326,808
Consumer Staples (2.6%):
Costco Wholesale Corp. .................................................. 18,381 18,648
Monster Beverage Corp. (a) ................................................ 475,176 36,622
The Coca-Cola Co. ...................................................... 110,657 8,715
63,985
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 28,199 5,799
Financials (6.6%):
Block, Inc. , Class A (a) ................................................... 133,660 9,424
FactSet Research Systems, Inc. ............................................. 27,706 6,305
Huntington Bancshares, Inc. ............................................... 724,559 12,144
LPL Financial Holdings, Inc. ............................................... 19,131 6,392
PayPal Holdings, Inc. .................................................... 115,479 5,790
SEI Investments Co. ..................................................... 157,797 14,309
The Progressive Corp. ................................................... 27,433 5,522
Tradeweb Markets, Inc. , Class A ............................................ 69,174 7,834
Visa, Inc. , Class A ...................................................... 281,194 92,749
160,469
Health Care (9.3%):
Argenx SE , ADR (a) ..................................................... 11,963 9,352
Dexcom, Inc. (a) ........................................................ 106,515 6,343
Eli Lilly & Co. ......................................................... 47,965 44,828
Illumina, Inc. (a) ........................................................ 51,099 6,476
Intuitive Surgical, Inc. (a) ................................................. 48,587 22,234
Natera, Inc. (a) ......................................................... 63,863 13,166
Novartis AG , ADR (b) .................................................... 105,138 15,545
Novo Nordisk A/S , ADR .................................................. 336,740 14,217
Regeneron Pharmaceuticals, Inc. ............................................ 36,403 25,739
Roche Holding AG , ADR (b) ............................................... 239,165 12,169
Thermo Fisher Scientific, Inc. .............................................. 27,410 13,128
UnitedHealth Group, Inc. ................................................. 28,463 10,545
Vertex Pharmaceuticals, Inc. (a) ............................................. 77,403 33,080
226,822
Industrials (7.7%):
BWX Technologies, Inc. .................................................. 43,251 9,359
Clean Harbors, Inc. (a) ................................................... 19,329 6,044
Comfort Systems USA, Inc. ............................................... 5,755 10,591

Victory Portfolios III
Victory Growth Fund
39
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Deere & Co. .......................................................... 25,314 $ 14,932
Expeditors International of Washington, Inc. .................................... 105,127 15,547
FTAI Aviation Ltd. ...................................................... 28,602 7,141
GE Vernova, Inc. ....................................................... 9,748 10,562
HEICO Corp. , Class A ................................................... 37,701 7,880
Howmet Aerospace, Inc. .................................................. 41,787 10,156
Quanta Services, Inc. .................................................... 19,124 13,918
The Boeing Co. (a) ...................................................... 271,948 62,284
Uber Technologies, Inc. (a) ................................................ 105,819 7,895
Woodward, Inc. ........................................................ 31,533 11,446
187,755
IT Services (1.6%):
Shopify, Inc. , Class A (a) .................................................. 255,984 31,007
Snowflake, Inc. , Class A (a) ................................................ 50,945 6,953
37,960
Semiconductors & Semiconductor Equipment (19.6%):
Broadcom, Inc. ........................................................ 127,749 53,326
Lam Research Corp. ..................................................... 122,952 31,704
Monolithic Power Systems, Inc. ............................................ 17,952 28,982
NVIDIA Corp. ......................................................... 1,674,820 334,244
QUALCOMM, Inc. ..................................................... 78,292 14,060
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 34,638 13,719
476,035
Software (13.0%):
AppLovin Corp. , Class A (a) ............................................... 29,295 13,076
Autodesk, Inc. (a) ....................................................... 139,442 33,048
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 28,307 12,618
Microsoft Corp. ........................................................ 370,203 150,961
Oracle Corp. .......................................................... 358,717 57,893
Palantir Technologies, Inc. , Class A (a) ........................................ 32,359 4,501
Palo Alto Networks, Inc. (a) ................................................ 43,871 7,867
Salesforce, Inc. ........................................................ 116,192 20,511
ServiceNow, Inc. (a) ..................................................... 113,040 9,983
Workday, Inc. , Class A (a) ................................................. 41,663 5,100
315,558
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc. ........................................................... 428,823 116,361
Dell Technologies, Inc. , Class C ............................................ 31,621 6,607
122,968
Total Common Stocks (Cost $737,157)
a
a
a
2,415,450
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 500,688 500
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (c) ............ 500,688 501
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 500,688 501
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (c) . 500,688 501
Total Collateral for Securities Loaned (Cost $2,003)
a
a
a
2,003
Total Investments (Cost $739,160) — 99.5% 2,417,453
Other assets in excess of liabilities —  0.5% 13,232
NET ASSETS - 100.00% $ 2,430,685
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on April 30, 2026.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Income Stock Fund
40
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (5.6%):
Alphabet, Inc. , Class A ................................................... 66,462 $ 25,575
AT&T, Inc. ........................................................... 651,800 17,031
Comcast Corp. , Class A .................................................. 1,454,701 39,335
Fox Corp. , Class A ...................................................... 136,700 8,679
The New York Times Co. , Class A ........................................... 360,923 28,524
Verizon Communications, Inc. .............................................. 641,646 30,818
149,962
Consumer Discretionary (7.2%):
Domino's Pizza, Inc. ..................................................... 19,898 6,754
eBay, Inc. ............................................................ 128,500 13,297
General Motors Co. ..................................................... 170,500 13,110
Lennar Corp. , Class A .................................................... 52,541 4,745
Lowe's Cos., Inc. ....................................................... 138,776 33,138
McDonald's Corp. ...................................................... 14,521 4,263
PulteGroup, Inc. ........................................................ 88,270 10,801
Ralph Lauren Corp. , Class A ............................................... 61,885 22,194
Ross Stores, Inc. ....................................................... 33,400 7,608
Tapestry, Inc. .......................................................... 121,831 17,670
The TJX Cos., Inc. ...................................................... 136,278 21,362
Williams-Sonoma, Inc. ................................................... 100,559 18,222
Yum! Brands, Inc. ...................................................... 118,745 18,958
192,122
Consumer Staples (9.1%):
Altria Group, Inc. ....................................................... 768,693 55,846
Archer-Daniels-Midland Co. ............................................... 261,040 19,458
Colgate-Palmolive Co. ................................................... 239,956 20,483
Dollar General Corp. .................................................... 73,559 8,524
Kimberly-Clark Corp. .................................................... 89,735 8,833
PepsiCo, Inc. .......................................................... 103,537 16,410
Philip Morris International, Inc. ............................................. 193,927 32,011
Sysco Corp. ........................................................... 267,520 19,986
The Hershey Co. ....................................................... 43,800 8,135
The Kroger Co. ........................................................ 247,542 16,850
The Procter & Gamble Co. ................................................ 249,064 36,635
243,171
Energy (7.2%):
Chevron Corp. ......................................................... 37,221 7,195
Devon Energy Corp. ..................................................... 557,985 28,664
EOG Resources, Inc. .................................................... 384,712 54,079
HF Sinclair Corp. ....................................................... 95,680 6,431
Marathon Petroleum Corp. ................................................ 166,683 41,386
Valero Energy Corp. ..................................................... 221,670 55,989
193,744
Financials (20.0%):
American Express Co. ................................................... 51,888 16,762
Ameriprise Financial, Inc. ................................................. 53,757 25,523
Annaly Capital Management, Inc. ........................................... 409,300 9,373
Bank OZK ............................................................ 111,033 5,347
Capital One Financial Corp. ............................................... 90,039 17,224
Cincinnati Financial Corp. ................................................ 60,867 9,958
East West Bancorp, Inc. .................................................. 125,545 15,878
Evercore, Inc. , Class A ................................................... 57,211 18,381
Everest Group Ltd. ...................................................... 48,642 17,354
Fidelity National Financial, Inc. ............................................ 214,407 11,214
Jack Henry & Associates, Inc. .............................................. 37,272 5,731
JPMorgan Chase & Co. .................................................. 335,502 105,089
Northern Trust Corp. .................................................... 76,906 12,793
Principal Financial Group, Inc. ............................................. 218,843 22,083
SEI Investments Co. ..................................................... 218,817 19,842

Victory Portfolios III
Victory Income Stock Fund
41
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
State Street Corp. ....................................................... 157,903 $ 24,134
Synchrony Financial ..................................................... 257,512 19,622
The Allstate Corp. ...................................................... 151,911 33,004
The Bank of New York Mellon Corp. ......................................... 237,448 31,906
The Charles Schwab Corp. ................................................ 147,675 13,533
The Goldman Sachs Group, Inc. ............................................ 22,725 20,993
The Hartford Insurance Group, Inc. .......................................... 79,600 10,890
The PNC Financial Services Group, Inc. ...................................... 176,431 39,344
W.R. Berkley Corp. ..................................................... 208,268 13,919
Wells Fargo & Co. ...................................................... 83,948 6,903
Zions Bancorp NA ...................................................... 176,230 11,177
537,977
Health Care (13.1%):
Abbott Laboratories ..................................................... 57,332 5,205
AbbVie, Inc. .......................................................... 95,149 20,107
Bristol-Myers Squibb Co. ................................................. 608,209 36,851
Cardinal Health, Inc. .................................................... 87,780 16,931
Cencora, Inc. .......................................................... 27,289 8,405
CVS Health Corp. ...................................................... 297,461 24,775
Elevance Health, Inc. .................................................... 26,987 10,158
Gilead Sciences, Inc. .................................................... 117,020 15,311
HCA Healthcare, Inc. .................................................... 31,196 13,553
Johnson & Johnson ..................................................... 210,736 48,438
McKesson Corp. ....................................................... 12,085 9,852
Medtronic PLC ........................................................ 223,760 18,118
Merck & Co., Inc. ...................................................... 453,697 49,535
Pfizer, Inc. ............................................................ 624,959 16,686
Royalty Pharma PLC , Class A .............................................. 117,601 5,891
The Cigna Group ....................................................... 55,134 16,021
UnitedHealth Group, Inc. ................................................. 70,289 26,041
Zoetis, Inc. , Class A ..................................................... 84,700 9,738
351,616
Industrials (14.3%):
3M Co. .............................................................. 53,268 7,805
Armstrong World Industries, Inc. ............................................ 26,670 4,544
Automatic Data Processing, Inc. ............................................ 197,520 41,863
Broadridge Financial Solutions, Inc. ......................................... 22,278 3,430
C.H. Robinson Worldwide, Inc. ............................................. 112,271 20,412
Carlisle Cos., Inc. ....................................................... 16,749 5,950
Caterpillar, Inc. ........................................................ 35,534 31,629
Cummins, Inc. ......................................................... 47,544 31,903
Expeditors International of Washington, Inc. .................................... 121,679 17,995
FedEx Corp. .......................................................... 37,756 15,228
General Dynamics Corp. .................................................. 105,318 36,261
Huntington Ingalls Industries, Inc. ........................................... 36,988 13,474
Leidos Holdings, Inc. .................................................... 75,280 11,233
Lockheed Martin Corp. ................................................... 76,689 39,723
Masco Corp. .......................................................... 132,887 9,544
Otis Worldwide Corp. .................................................... 313,750 24,435
Owens Corning ........................................................ 67,515 8,327
Parker-Hannifin Corp. ................................................... 14,440 13,132
SS&C Technologies Holdings, Inc. .......................................... 225,209 15,607
Trane Technologies PLC .................................................. 37,423 18,432
United Parcel Service, Inc. , Class B .......................................... 112,608 12,252
383,179
Information Technology (10.3%):
Accenture PLC , Class A .................................................. 204,476 36,542
Amphenol Corp. , Class A ................................................. 130,200 19,174
Applied Materials, Inc. ................................................... 50,011 19,729
Broadcom, Inc. ........................................................ 33,720 14,076
Cisco Systems, Inc. ..................................................... 578,112 52,897
Cognizant Technology Solutions Corp. , Class A ................................. 117,216 6,201

Victory Portfolios III
Victory Income Stock Fund
42
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Hewlett Packard Enterprise Co. ............................................. 510,227 $ 14,679
HP, Inc. .............................................................. 457,240 9,538
International Business Machines Corp. ........................................ 53,873 12,444
KLA Corp. ........................................................... 12,280 21,494
NetApp, Inc. .......................................................... 225,786 25,010
QUALCOMM, Inc. ..................................................... 243,383 43,707
275,491
Materials (4.6%):
Albemarle Corp. ....................................................... 40,600 7,986
Alcoa Corp. ........................................................... 135,100 8,618
CF Industries Holdings, Inc. ............................................... 281,084 34,911
Corteva, Inc. .......................................................... 122,144 9,895
CRH PLC ............................................................ 63,424 7,511
Ecolab, Inc. ........................................................... 16,485 4,296
Freeport-McMoRan, Inc. ................................................. 162,300 9,378
Nucor Corp. ........................................................... 37,300 8,403
Packaging Corp. of America ............................................... 33,204 7,087
Reliance, Inc. .......................................................... 26,386 9,565
Steel Dynamics, Inc. ..................................................... 64,394 14,724
122,374
Real Estate (4.1%):
American Healthcare REIT, Inc. ............................................ 81,014 4,114
Brixmor Property Group, Inc. .............................................. 184,881 5,563
Digital Realty Trust, Inc. .................................................. 36,164 7,267
Equinix, Inc. .......................................................... 7,345 7,953
Equity Residential ...................................................... 95,087 6,217
First Industrial Realty Trust, Inc. ............................................ 92,391 5,729
Kimco Realty Corp. ..................................................... 265,815 6,284
Omega Healthcare Investors, Inc. ........................................... 137,637 6,465
Prologis, Inc. .......................................................... 110,945 15,756
Public Storage ......................................................... 20,375 6,162
Simon Property Group, Inc. ............................................... 51,108 10,411
Ventas, Inc. ........................................................... 107,673 9,460
Welltower, Inc. ......................................................... 84,800 18,431
109,812
Utilities (4.2%):
Ameren Corp. ......................................................... 80,505 9,149
Edison International ..................................................... 538,381 37,412
Evergy, Inc. ........................................................... 284,656 23,581
FirstEnergy Corp. ....................................................... 232,100 11,029
National Fuel Gas Co. ................................................... 217,788 18,377
NRG Energy, Inc. ....................................................... 52,367 8,147
OGE Energy Corp. ...................................................... 118,308 5,774
113,469
Total Common Stocks (Cost $2,084,920)
a
a
a
2,672,917
Total Investments (Cost $2,084,920) — 99.7% 2,672,917
Other assets in excess of liabilities —  0.3% 8,958
NET ASSETS - 100.00% $ 2,681,875
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Science & Technology Fund
43
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.3%)
Communication Services (12.8%):
Alphabet, Inc., Class A ................................................... 145,566 $ 56,014
Meta Platforms, Inc., Class A .............................................. 124,342 76,086
Netflix, Inc.(a) ......................................................... 212,641 19,905
Pinterest, Inc., Class A(a) ................................................. 32,788 645
Reddit, Inc., Class A(a) ................................................... 75,167 11,067
ROBLOX Corp., Class A(a) ............................................... 60,108 3,321
Take-Two Interactive Software, Inc.(a) ........................................ 58,274 12,457
179,495
Communications Equipment (2.1%):
Arista Networks, Inc.(a) .................................................. 173,826 30,022
Consumer Discretionary (4.2%):
Airbnb, Inc., Class A(a) .................................................. 8,146 1,143
Amazon.com, Inc.(a) .................................................... 196,408 52,060
MercadoLibre, Inc.(a) .................................................... 675 1,210
Navan, Inc., Class A(a)(b) ................................................. 290,038 5,073
59,486
Consumer Staples (0.4%):
Maplebear, Inc.(a) ...................................................... 132,576 5,615
Electronic Equipment, Instruments & Components (5.8%):
Amphenol Corp., Class A ................................................. 73,110 10,767
Celestica, Inc.(a) ....................................................... 12,481 5,112
Coherent Corp.(a) ...................................................... 120,164 38,418
Corning, Inc. .......................................................... 7,211 1,184
Fabrinet(a) ............................................................ 23,208 15,862
Flex Ltd.(a) ........................................................... 48,596 4,449
Novanta, Inc.(a) ........................................................ 42,364 5,487
81,279
Financials (2.3%):
Block, Inc., Class A(a) ................................................... 24,639 1,737
Corpay, Inc.(a) ......................................................... 2,993 917
Euronet Worldwide, Inc.(a) ................................................ 34,530 2,499
HCI Group, Inc. ........................................................ 25,873 3,974
Mastercard, Inc., Class A ................................................. 11,406 5,736
Toast, Inc., Class A(a) .................................................... 113,691 3,243
Visa, Inc., Class A ...................................................... 44,085 14,541
32,647
Health Care (12.5%):
Abbott Laboratories ..................................................... 2,966 269
AbbVie, Inc. .......................................................... 1,414 299
Absci Corp.(a)(b) ....................................................... 362,068 1,801
Acadia Healthcare Co., Inc.(a) .............................................. 1,566 41
Adaptive Biotechnologies Corp.(a) .......................................... 2,867 40
Agilent Technologies, Inc. ................................................. 1,063 123
Alamar Biosciences, Inc.(a) ............................................... 100 3
Alignment Healthcare, Inc.(a) .............................................. 1,794 40
Alnylam Pharmaceuticals, Inc.(a) ........................................... 242 75
AnaptysBio, Inc.(a) ..................................................... 187,893 12,350
Apogee Therapeutics, Inc.(a) ............................................... 75,851 6,287
Arcus Biosciences, Inc.(a) ................................................. 2,077 53
Argenx SE, ADR(a) ..................................................... 112 87
Ascendis Pharma A/S(a)(b) ................................................ 298 68
AstraZeneca PLC ....................................................... 204 38
Avalyn Pharma, Inc.(a) ................................................... 200 6
Avantor, Inc.(a) ........................................................ 6,234 51
Biogen, Inc.(a) ......................................................... 671 127
Bio-Techne Corp. ....................................................... 941 52
Boston Scientific Corp.(a) ................................................. 3,870 223
Bridgebio Pharma, Inc.(a) ................................................. 161,195 11,463

Victory Portfolios III
Victory Science & Technology Fund
44
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Bristol-Myers Squibb Co. ................................................. 1,179 $ 71
CAMP4 Therapeutics Corp.(a)(b) ........................................... 226,602 945
Cardinal Health, Inc. .................................................... 685 132
Celldex Therapeutics, Inc.(a) ............................................... 1,231 40
Cencora, Inc. .......................................................... 636 196
Centene Corp.(a) ....................................................... 597 32
CG oncology, Inc.(a) .................................................... 178 12
Crinetics Pharmaceuticals, Inc.(a) ........................................... 142,664 5,533
CVS Health Corp. ...................................................... 2,816 235
Cytokinetics, Inc.(a) ..................................................... 758 49
Danaher Corp. ......................................................... 1,450 259
Dexcom, Inc.(a) ........................................................ 1,645 98
Dianthus Therapeutics, Inc.(a) .............................................. 465 41
Disc Medicine, Inc., Class A(a) ............................................. 64,634 4,263
Dyne Therapeutics, Inc.(a) ................................................ 102,659 1,802
Edwards Lifesciences Corp.(a) ............................................. 2,902 242
Elanco Animal Health, Inc.(a) .............................................. 2,880 64
Elevance Health, Inc. .................................................... 530 200
Eli Lilly & Co. ......................................................... 12,501 11,683
Encompass Health Corp. .................................................. 636 64
First Tracks Biotherapeutics, Inc.(a) .......................................... 187,893 4,372
Galderma Group AG .................................................... 267 56
GenFleet Therapeutics Shanghai, Inc., Class H(a) ................................ 7,550 42
GSK PLC ............................................................ 4,770 125
Guardant Health, Inc.(a) .................................................. 222,060 19,337
HCA Healthcare, Inc. .................................................... 396 172
HeartFlow, Inc.(a) ...................................................... 1,926 57
ICON PLC(a) ......................................................... 452 53
Ideaya Biosciences, Inc.(a) ................................................ 160,856 4,681
Immunocore Holdings PLC, ADR(a) ......................................... 1,459 41
Immunome, Inc.(a) ...................................................... 1,553 36
Incyte Corp.(a) ......................................................... 807 77
Insmed, Inc.(a) ......................................................... 62,349 8,500
Inspire Medical Systems, Inc.(a) ............................................ 701 39
Intuitive Surgical, Inc.(a) ................................................. 763 349
Ionis Pharmaceuticals, Inc.(a) .............................................. 1,036 77
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H ............................... 4,318 36
Johnson & Johnson ..................................................... 2,528 581
Kailera Therapeutics, Inc.(a) ............................................... 3,360 84
Kymera Therapeutics, Inc.(a) .............................................. 36,756 2,980
Madrigal Pharmaceuticals, Inc.(a) ........................................... 131 68
Medtronic PLC ........................................................ 1,393 113
Merck & Co., Inc. ...................................................... 5,521 603
Mineralys Therapeutics, Inc.(a) ............................................. 1,348 36
Mirum Pharmaceuticals, Inc.(a) ............................................. 507 49
Natera, Inc.(a) ......................................................... 52,877 10,901
Newamsterdam Pharma Co. NV(a) .......................................... 727 21
Nuvalent, Inc., Class A(a) ................................................. 197 20
Oculis Holding AG(a) .................................................... 1,450 40
Olema Pharmaceuticals, Inc.(a) ............................................. 254,784 3,671
Option Care Health, Inc.(a) ................................................ 2,167 44
ORIC Pharmaceuticals, Inc.(a) ............................................. 358,298 3,540
Pharvaris NV(a) ........................................................ 1,659 51
Protagonist Therapeutics, Inc.(a) ............................................ 77,852 7,705
PTC Therapeutics, Inc.(a) ................................................. 694 45
QIAGEN NV .......................................................... 1,120 39
Regeneron Pharmaceuticals, Inc. ............................................ 252 178
Revolution Medicines, Inc.(a) .............................................. 152,378 21,961
Scholar Rock Holding Corp.(a) ............................................. 987 46
Spyre Therapeutics, Inc.(a) ................................................ 76,720 5,712
STERIS PLC .......................................................... 369 80
Stoke Therapeutics, Inc.(a) ................................................ 1,020 33
Structure Therapeutics, Inc., ADR(a) ......................................... 949 39

Victory Portfolios III
Victory Science & Technology Fund
45
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Stryker Corp. .......................................................... 361 $ 114
Thermo Fisher Scientific, Inc. .............................................. 374 179
Trevi Therapeutics, Inc.(a) ................................................ 2,379 33
Twist Bioscience Corp.(a) ................................................. 113,554 6,637
UCB SA ............................................................. 276 75
United Therapeutics Corp.(a) .............................................. 200 114
UnitedHealth Group, Inc. ................................................. 1,477 547
Vaxcyte, Inc.(a) ........................................................ 567 32
Vertex Pharmaceuticals, Inc.(a) ............................................. 16,874 7,212
Viridian Therapeutics, Inc.(a) .............................................. 251,008 3,384
Xenon Pharmaceuticals, Inc.(a) ............................................. 626 35
Zymeworks, Inc.(a) ..................................................... 82,485 2,272
176,781
IT Services (1.7%):
Gartner, Inc.(a) ........................................................ 5,809 863
GoDaddy, Inc., Class A(a) ................................................. 51,536 4,473
Shopify, Inc., Class A(a) .................................................. 27,311 3,309
Snowflake, Inc., Class A(a) ................................................ 96,003 13,102
Wix.com Ltd.(a)(b) ..................................................... 34,966 2,612
24,359
Semiconductors & Semiconductor Equipment (30.6%):
Advanced Micro Devices, Inc.(a) ............................................ 18,769 6,653
ASML Holding NV, Registered Shares, NYS ................................... 2,235 3,216
Broadcom, Inc. ........................................................ 134,815 56,276
Cirrus Logic, Inc.(a) ..................................................... 17,550 2,862
Credo Technology Group Holding Ltd.(a) ..................................... 83,969 14,611
Impinj, Inc.(a) ......................................................... 42,730 6,192
KLA Corp. ........................................................... 12,234 21,414
Lam Research Corp. ..................................................... 143,854 37,094
MACOM Technology Solutions Holdings, Inc.(a) ................................ 91,031 25,635
MaxLinear, Inc., Class A(a) ................................................ 265,441 18,780
Micron Technology, Inc. .................................................. 17,033 8,809
MKS, Inc. ............................................................ 3,614 1,025
Monolithic Power Systems, Inc. ............................................ 23,808 38,436
NVIDIA Corp. ......................................................... 740,298 147,741
Semtech Corp.(a) ....................................................... 166,004 17,439
Silicon Motion Technology Corp., ADR ....................................... 52,534 11,493
SK hynix, Inc. ......................................................... 7,614 6,792
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 92,505 6,423
430,891
Software (21.1%):
Appfolio, Inc., Class A(a) ................................................. 16,748 2,798
AppLovin Corp., Class A(a) ............................................... 73,984 33,023
Atlassian Corp., Class A(a) ................................................ 21,952 1,506
Autodesk, Inc.(a) ....................................................... 17,040 4,039
Cadence Design Systems, Inc.(a) ............................................ 27,709 9,133
Crowdstrike Holdings, Inc., Class A(a) ....................................... 17,163 7,650
CyberArk Software Ltd.(a) ................................................ 24,033 1,081
Datadog, Inc., Class A(a) ................................................. 25,928 3,427
Docusign, Inc., Class A(a) ................................................. 61,822 2,843
Dropbox, Inc., Class A(a) ................................................. 123,773 3,006
Dynatrace, Inc.(a) ...................................................... 73,030 2,644
Elastic NV(a) .......................................................... 33,581 1,559
Fair Isaac Corp.(a) ...................................................... 1,914 1,962
Fortinet, Inc.(a) ........................................................ 8,371 706
HubSpot, Inc.(a) ....................................................... 4,156 922
Intuit, Inc. ............................................................ 12,805 4,975
JFrog Ltd.(a) .......................................................... 192,619 8,945
Klaviyo, Inc., Class A(a) .................................................. 305,982 6,147
Manhattan Associates, Inc.(a) .............................................. 12,917 1,781
Microsoft Corp. ........................................................ 188,343 76,803
Nebius Group NV, Class A(a)(b) ............................................ 79,805 11,032

Victory Portfolios III
Victory Science & Technology Fund
46
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Nutanix, Inc., Class A(a) .................................................. 35,611 $ 1,456
Oracle Corp. .......................................................... 119,017 19,208
Palantir Technologies, Inc., Class A(a) ........................................ 89,830 12,496
Palo Alto Networks, Inc.(a) ................................................ 67,508 12,106
Pegasystems, Inc. ....................................................... 126,405 4,620
RingCentral, Inc., Class A ................................................. 118,674 4,773
Rubrik, Inc., Class A(a) .................................................. 57,989 3,084
Salesforce, Inc. ........................................................ 23,643 4,174
Samsara, Inc., Class A(a) ................................................. 155,793 4,478
ServiceNow, Inc.(a) ..................................................... 163,640 14,451
Synopsys, Inc.(a) ....................................................... 29,518 14,245
Varonis Systems, Inc., Class B(a) ........................................... 354,770 9,330
Workday, Inc., Class A(a) ................................................. 17,875 2,188
Zscaler, Inc.(a) ......................................................... 28,508 3,725
296,316
Technology Hardware, Storage & Peripherals (3.8%):
Apple, Inc. ........................................................... 105,416 28,605
Sandisk Corp.(a) ....................................................... 4,841 5,308
Seagate Technology Holdings PLC .......................................... 29,266 19,715
53,628
Total Common Stocks (Cost $646,027)
a
a
a
1,370,519
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR, expiring 1/4/27(a)(d) ................................... 145 —(e)
Total Rights (Cost $—)
a
a
a
—(e)
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc., expiring 8/15/27(a)(d) ......................................... 5,153,482 —(e)
Total Warrants (Cost $52)
a
a
a
—(e)
Exchange-Traded Funds (0.4%)
iShares Expanded Tech Sector ETF(b) ........................................ 35,403 5,062
Total Exchange-Traded Funds (Cost $4,216)
a
a
a
5,062
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(f) ........ 3,601,978 3,602
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.57%(f) ............ 3,601,978 3,602
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(f) ................ 3,601,978 3,602
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.56%(f) . 3,601,978 3,602
Total Collateral for Securities Loaned (Cost $14,408)
a
a
a
14,408
Total Investments (Cost $664,703) — 98.7% 1,389,989
Other assets in excess of liabilities —  1.3% 18,832
NET ASSETS - 100.00% $ 1,408,821
At April 30, 2026, the Fund's investments in foreign securities were 5.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on April 30, 2026.

Victory Portfolios III
Victory Science & Technology Fund
47
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
NYS
—
New York Registered Shares
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Small Cap Stock Fund
48
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Communication Services (2.4%):
Anterix, Inc. (a) ........................................................ 16,813 $ 812
Cable One, Inc. (a) ...................................................... 5,161 472
Cargurus, Inc. , Class A (a) ................................................. 37,930 1,383
Cinemark Holdings, Inc. .................................................. 52,800 1,559
Cogent Communications Holdings, Inc. ....................................... 65,657 1,487
Gray Media, Inc. ....................................................... 126,553 714
IDT Corp. , Class B ...................................................... 29,196 1,464
Madison Square Garden Sports Corp. (a) ....................................... 3,000 1,027
Magnite, Inc. (a) ........................................................ 357,209 4,579
Nexstar Media Group, Inc. , Class A .......................................... 5,775 1,202
Nexxen International Ltd. (a) (b) ............................................. 120,471 884
Playtika Holding Corp. ................................................... 235,868 862
Yelp, Inc. , Class A (a) .................................................... 109,245 3,015
Ziff Davis, Inc. (a) ....................................................... 57,543 2,633
22,093
Consumer Discretionary (8.6%):
Academy Sports & Outdoors, Inc. ........................................... 42,274 2,318
American Eagle Outfitters, Inc. ............................................. 42,408 739
Asbury Automotive Group, Inc. (a) ........................................... 1,912 389
Bath & Body Works, Inc. ................................................. 51,810 1,007
Boot Barn Holdings, Inc. (a) ............................................... 9,668 1,658
Brinker International, Inc. (a) ............................................... 14,161 2,156
Brunswick Corp. ....................................................... 15,534 1,234
Build-A-Bear Workshop, Inc. (b) ............................................ 39,626 1,464
Callaway Golf Co. (a) .................................................... 103,868 1,589
Cava Group, Inc. (a) ..................................................... 4,963 464
Cricut, Inc. , Class A (b) ................................................... 181,369 782
First Watch Restaurant Group, Inc. (a) ........................................ 29,694 390
Frontdoor, Inc. (a) ....................................................... 37,872 2,599
Garrett Motion, Inc. ..................................................... 224,222 5,743
Genius Sports Ltd. (a) .................................................... 148,685 648
G-III Apparel Group Ltd. ................................................. 54,528 1,701
Global-e Online Ltd. (a) .................................................. 35,106 1,101
Green Brick Partners, Inc. (a) ............................................... 11,764 793
Group 1 Automotive, Inc. ................................................. 5,063 1,807
Hamilton Beach Brands Holding Co. , Class A ................................... 30,243 629
Installed Building Products, Inc. ............................................ 8,609 2,484
KB Home ............................................................ 32,731 1,734
Kohl's Corp. .......................................................... 106,875 1,514
Kontoor Brands, Inc. .................................................... 30,301 2,223
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 20,337 1,120
Life Time Group Holdings, Inc. (a) ........................................... 54,090 1,450
Lindblad Expeditions Holdings, Inc. (a) ....................................... 47,634 883
M/I Homes, Inc. (a) ...................................................... 10,500 1,381
Marriott Vacations Worldwide Corp. ......................................... 17,211 1,239
Mattel, Inc. (a) ......................................................... 70,670 1,066
Monarch Casino & Resort, Inc. ............................................. 19,551 2,321
National Vision Holdings, Inc. (a) ............................................ 47,298 1,098
Penn Entertainment, Inc. (a) ................................................ 47,500 829
Phinia, Inc. ........................................................... 37,987 2,741
PVH Corp. ........................................................... 12,900 1,180
Sally Beauty Holdings, Inc. (a) .............................................. 86,423 1,225
SharkNinja, Inc. (a) ...................................................... 19,086 2,205
Signet Jewelers Ltd. ..................................................... 52,884 4,708
Sportradar Group AG , Class A (a) ........................................... 22,210 290
Sweetgreen, Inc. , Class A (a) (b) ............................................. 59,070 406
Taylor Morrison Home Corp. , Class A (a) ...................................... 86,746 5,270
The Buckle, Inc. ........................................................ 68,665 3,818
Universal Technical Institute, Inc. (a) ......................................... 5,915 222
Valvoline, Inc. (a) ....................................................... 45,110 1,499
Victoria's Secret & Co. (a) ................................................. 21,306 1,104

Victory Portfolios III
Victory Small Cap Stock Fund
49
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Visteon Corp. .......................................................... 12,700 $ 1,419
Warby Parker, Inc. , Class A (a) .............................................. 11,610 257
Winmark Corp. ........................................................ 2,344 892
Winnebago Industries, Inc. ................................................ 15,366 501
YETI Holdings, Inc. (a) ................................................... 29,130 1,149
77,439
Consumer Staples (1.8%):
Cal-Maine Foods, Inc. (b) ................................................. 31,998 2,471
Dole PLC ............................................................ 117,101 1,778
Edgewell Personal Care Co. ............................................... 35,466 800
Herbalife Ltd. (a) ....................................................... 58,950 979
Interparfums, Inc. ....................................................... 13,073 1,193
Medifast, Inc. (a) ....................................................... 33,086 360
Sprouts Farmers Market, Inc. (a) ............................................ 6,978 571
The Andersons, Inc. ..................................................... 24,834 1,950
The Chefs' Warehouse, Inc. (a) .............................................. 53,647 4,162
United Natural Foods, Inc. (a) .............................................. 31,400 1,571
15,835
Energy (5.7%):
Cactus, Inc. , Class A ..................................................... 36,510 2,034
California Resources Corp. ................................................ 30,400 2,075
Centrus Energy Corp. , Class A (a) (b) ......................................... 13,206 2,786
Core Natural Resources, Inc. ............................................... 27,455 2,464
DHT Holdings, Inc. ..................................................... 72,000 1,331
Diversified Energy Co. ................................................... 20,337 339
Gulfport Energy Corp. (a) ................................................. 12,205 2,350
Innovex International, Inc. (a) .............................................. 48,929 1,359
Magnolia Oil & Gas Corp. , Class A .......................................... 73,541 2,224
Matador Resources Co. ................................................... 26,428 1,677
Murphy Oil Corp. ...................................................... 100,532 4,197
Noble Corp. PLC ....................................................... 31,923 1,629
Northern Oil & Gas, Inc. .................................................. 35,140 954
Patterson-UTI Energy, Inc. ................................................ 155,000 1,894
Plains GP Holdings LP , Class A (a) ........................................... 73,090 1,787
Ranger Energy Services, Inc. , Class A ........................................ 116,379 2,032
Scorpio Tankers, Inc. .................................................... 81,593 6,635
SM Energy Co. ........................................................ 100,684 3,124
Talos Energy, Inc. (a) ..................................................... 93,000 1,481
Teekay Corp. Ltd. ...................................................... 159,993 2,138
Teekay Tankers Ltd. , Class A ............................................... 40,293 3,165
Tidewater, Inc. (a) ....................................................... 39,861 3,561
51,236
Financials (17.5%):
1st Source Corp. ....................................................... 11,750 864
Acadian Asset Management, Inc. ............................................ 51,433 3,464
AGNC Investment Corp. ................................................. 81,000 893
Amalgamated Financial Corp. .............................................. 84,767 3,465
Ameris Bancorp ........................................................ 46,100 3,930
Apollo Commercial Real Estate Finance, Inc. ................................... 63,503 695
Artisan Partners Asset Management, Inc. , Class A ................................ 103,412 3,872
Atlanticus Holdings Corp. (a) ............................................... 24,363 1,935
BancFirst Corp. ........................................................ 17,569 1,961
Bank of Hawaii Corp. .................................................... 25,071 1,993
Bank7 Corp. .......................................................... 5,508 237
BOK Financial Corp. .................................................... 13,000 1,739
Bread Financial Holdings, Inc. ............................................. 39,269 3,329
Cathay General Bancorp .................................................. 49,168 2,755
Chime Financial, Inc. , Class A (a) ........................................... 72,862 1,593
Coastal Financial Corp. (a) ................................................ 26,871 2,032
Cohen & Steers, Inc. .................................................... 23,563 1,656
Commerce Bancshares, Inc. ............................................... 35,600 1,852
CVB Financial Corp. .................................................... 91,000 1,854

Victory Portfolios III
Victory Small Cap Stock Fund
50
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Dave, Inc. (a) .......................................................... 9,597 $ 2,610
Dime Community Bancshares, Inc. .......................................... 35,532 1,275
Donnelley Financial Solutions, Inc. (a) ........................................ 16,312 820
Dynex Capital, Inc. (b) ................................................... 106,700 1,453
Enova International, Inc. (a) ................................................ 25,763 4,365
Essent Group Ltd. ...................................................... 77,865 4,712
Ethos Technologies, Inc. , Class A (a) (b) ....................................... 13,994 245
Euronet Worldwide, Inc. (a) ................................................ 14,910 1,079
Figure Technology Solutions, Inc. , Class A (a) ................................... 44,480 1,561
First American Financial Corp. ............................................. 20,020 1,404
First Bancorp NC ....................................................... 15,200 878
First Bancorp Puerto Rico ................................................. 154,178 3,743
First Financial Bancorp ................................................... 108,346 3,281
First Interstate BancSystem, Inc. , Class A ...................................... 52,370 1,859
First Merchants Corp. .................................................... 46,600 1,885
FNB Corp. ............................................................ 109,730 1,959
Franklin BSP Realty Trust, Inc. ............................................. 73,133 666
Glacier Bancorp, Inc. .................................................... 44,800 2,197
Globe Life, Inc. ........................................................ 18,470 2,850
Hamilton Insurance Group Ltd. , Class B ...................................... 91,866 3,010
Hancock Whitney Corp. .................................................. 54,488 3,678
International Bancshares Corp. ............................................. 47,135 3,381
Jackson Financial, Inc. , Class A ............................................. 26,455 3,063
Kinsale Capital Group, Inc. ................................................ 4,469 1,446
Ladder Capital Corp. , Class A .............................................. 212,782 2,187
Lincoln National Corp. ................................................... 29,000 1,096
Live Oak Bancshares, Inc. ................................................ 33,104 1,245
Marex Group PLC ...................................................... 36,023 1,922
MFA Financial, Inc. ..................................................... 59,613 611
NBT Bancorp, Inc. ...................................................... 39,350 1,719
Northeast Community Bancorp, Inc. ......................................... 28,725 689
OFG Bancorp ......................................................... 70,308 3,231
Old National Bancorp .................................................... 68,170 1,634
Old Second Bancorp, Inc. ................................................. 118,258 2,437
PJT Partners, Inc. , Class A ................................................ 18,382 2,808
Primerica, Inc. ......................................................... 6,290 1,769
QCR Holdings, Inc. ..................................................... 44,947 4,064
Renasant Corp. ........................................................ 37,920 1,513
RLI Corp. ............................................................ 27,325 1,415
Skyward Specialty Insurance Group, Inc. (a) .................................... 67,784 3,081
SLM Corp. ........................................................... 40,700 939
SouthState Bank Corp. ................................................... 38,114 3,723
Stewart Information Services Corp. .......................................... 22,000 1,540
Texas Capital Bancshares, Inc. (a) ........................................... 43,277 4,358
The Bancorp, Inc. (a) ..................................................... 43,678 2,613
The Bank of NT Butterfield & Son Ltd. ....................................... 93,052 5,161
Toast, Inc. , Class A (a) .................................................... 16,645 475
UMB Financial Corp. .................................................... 15,480 1,953
United Bankshares, Inc. .................................................. 22,070 967
Universal Insurance Holdings, Inc. .......................................... 84,190 3,336
Valley National Bancorp .................................................. 85,360 1,158
Virtus Investment Partners, Inc. ............................................. 10,200 1,485
Western Alliance Bancorp ................................................. 17,500 1,427
White Mountains Insurance Group Ltd. ....................................... 710 1,585
World Acceptance Corp. (a) ................................................ 14,675 2,160
157,840
Health Care (15.4%):
AdaptHealth Corp. , Class A (a) ............................................. 147,018 1,927
Akebia Therapeutics, Inc. (a) ............................................... 99,582 137
Alignment Healthcare, Inc. (a) .............................................. 125,248 2,823
AnaptysBio, Inc. (a) ..................................................... 23,914 1,572
Annexon, Inc. (a) ....................................................... 84,619 497
Apogee Therapeutics, Inc. (a) ............................................... 18,835 1,561

Victory Portfolios III
Victory Small Cap Stock Fund
51
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Arcutis Biotherapeutics, Inc. (a) ............................................. 46,194 $ 1,073
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 26,536 1,950
Azenta, Inc. (a) ......................................................... 42,010 1,032
Beam Therapeutics, Inc. (a) ................................................ 19,668 597
Beta Bionics, Inc. (a) (b) ................................................... 67,097 684
BioLife Solutions, Inc. (a) ................................................. 149,767 3,157
BridgeBio Oncology Therapeutics, Inc. , Class A (a) (b) ............................. 83,182 700
Bridgebio Pharma, Inc. (a) ................................................. 58,133 4,133
Brookdale Senior Living, Inc. (a) ............................................ 84,400 1,212
Catalyst Pharmaceuticals, Inc. (a) ............................................ 42,800 1,204
Celcuity, Inc. (a) ........................................................ 27,047 3,282
Celldex Therapeutics, Inc. (a) ............................................... 19,241 633
Charles River Laboratories International, Inc. (a) ................................. 5,600 935
Cogent Biosciences, Inc. (a) ................................................ 35,362 1,266
Collegium Pharmaceutical, Inc. (a) ........................................... 21,741 733
Corcept Therapeutics, Inc. (a) .............................................. 13,576 632
CorVel Corp. (a) ........................................................ 43,601 2,505
Crinetics Pharmaceuticals, Inc. (a) ........................................... 19,961 774
CryoPort, Inc. (a) ....................................................... 30,306 311
Cytokinetics, Inc. (a) ..................................................... 13,118 839
Dianthus Therapeutics, Inc. (a) .............................................. 10,761 945
Dyne Therapeutics, Inc. (a) ................................................ 58,464 1,026
Edgewise Therapeutics, Inc. (a) ............................................. 49,405 1,530
Encompass Health Corp. .................................................. 10,520 1,052
Envista Holdings Corp. (a) ................................................. 62,300 1,616
Erasca, Inc. (a) ......................................................... 50,172 534
EyePoint, Inc. (a) ....................................................... 63,570 839
First Tracks Biotherapeutics, Inc. (a) .......................................... 35,078 816
GeneDx Holdings Corp. , Class A (a) .......................................... 8,650 544
GRAIL, Inc. (a) ........................................................ 27,356 1,490
Harmony Biosciences Holdings, Inc. (a) ....................................... 22,348 699
HealthEquity, Inc. (a) .................................................... 29,983 2,460
ICU Medical, Inc. (a) .................................................... 10,375 1,237
Immunome, Inc. (a) ...................................................... 107,073 2,456
Immunovant, Inc. (a) ..................................................... 57,797 1,569
Inhibrx Biosciences, Inc. (a) ................................................ 9,414 1,216
Innoviva, Inc. (a) ....................................................... 77,494 1,782
Insmed, Inc. (a) ......................................................... 829 113
Integra LifeSciences Holdings Corp. (a) ....................................... 164,939 1,738
Intellia Therapeutics, Inc. (a) (b) ............................................. 48,186 650
iRadimed Corp. ........................................................ 25,481 2,126
IRhythm Holdings, Inc. (a) ................................................ 16,140 2,085
Kiniksa Pharmaceuticals International PLC , Class A (a) ............................ 38,028 2,045
Kodiak Sciences, Inc. (a) .................................................. 10,463 455
Kymera Therapeutics, Inc. (a) .............................................. 13,357 1,083
Lantheus Holdings, Inc. (a) ................................................ 45,337 3,835
Ligand Pharmaceuticals, Inc. (a) ............................................. 5,920 1,358
LivaNova PLC (a) ....................................................... 24,800 1,490
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,919 1,510
Mineralys Therapeutics, Inc. (a) ............................................. 25,365 676
Mirum Pharmaceuticals, Inc. (a) ............................................. 8,263 804
Monte Rosa Therapeutics, Inc. (a) ........................................... 23,716 454
MoonLake Immunotherapeutics , Class A (a) .................................... 59,698 978
Neogen Corp. (a) ....................................................... 246,671 2,319
Niagen Bioscience, Inc. (a) ................................................ 282,651 1,337
Nurix Therapeutics, Inc. (a) ................................................ 39,995 668
Nuvalent, Inc. , Class A (a) ................................................. 10,539 1,057
Olema Pharmaceuticals, Inc. (a) ............................................. 22,489 324
Option Care Health, Inc. (a) ................................................ 69,090 1,405
OrthoPediatrics Corp. (a) .................................................. 153,683 2,314
Owlet, Inc. , Class A (a) ................................................... 173,261 856
Pacira BioSciences, Inc. (a) ................................................ 85,552 2,181
Palvella Therapeutics, Inc. (a) .............................................. 9,944 1,276

Victory Portfolios III
Victory Small Cap Stock Fund
52
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Pediatrix Medical Group, Inc. (a) ............................................ 68,887 $ 1,551
Praxis Precision Medicines, Inc. (a) .......................................... 4,386 1,398
Precigen, Inc. (a) ........................................................ 179,308 746
Progyny, Inc. (a) ........................................................ 103,345 1,920
Protagonist Therapeutics, Inc. (a) ............................................ 20,013 1,981
PTC Therapeutics, Inc. (a) ................................................. 7,774 506
RadNet, Inc. (a) ........................................................ 23,851 1,349
Relay Therapeutics, Inc. (a) ................................................ 62,280 807
Repligen Corp. (a) ....................................................... 13,893 1,644
Revolution Medicines, Inc. (a) .............................................. 7,076 1,020
Rhythm Pharmaceuticals, Inc. (a) ............................................ 32,272 2,626
Scholar Rock Holding Corp. (a) ............................................. 53,095 2,475
SI-BONE, Inc. (a) ....................................................... 304,309 3,769
SIGA Technologies, Inc. .................................................. 245,315 1,128
Stoke Therapeutics, Inc. (a) ................................................ 98,641 3,228
Supernus Pharmaceuticals, Inc. (a) ........................................... 24,416 1,172
Surgery Partners, Inc. (a) (b) ................................................ 48,170 676
Syndax Pharmaceuticals, Inc. (a) ............................................ 102,244 2,191
Tango Therapeutics, Inc. (a) ................................................ 41,035 887
Taysha Gene Therapies, Inc. (a) ............................................. 358,021 2,288
Teleflex, Inc. .......................................................... 12,280 1,522
The Ensign Group, Inc. ................................................... 7,740 1,445
The Pennant Group, Inc. (a) ................................................ 42,190 1,321
Travere Therapeutics, Inc. (a) ............................................... 22,001 927
Upstream Bio, Inc. (a) .................................................... 21,699 199
Vera Therapeutics, Inc. , Class A (a) .......................................... 13,847 493
Viking Therapeutics, Inc. (a) ............................................... 65,326 2,037
Viridian Therapeutics, Inc. (a) .............................................. 22,814 308
Xenon Pharmaceuticals, Inc. (a) ............................................. 26,533 1,487
Xeris Biopharma Holdings, Inc. (a) .......................................... 227,261 1,392
Zymeworks, Inc. (a) ..................................................... 58,744 1,618
139,228
Industrials (17.1%):
ACCO Brands Corp. .................................................... 460,230 1,477
AeroVironment, Inc. (a) ................................................... 1,487 290
Ameresco, Inc. , Class A (a) ................................................ 8,761 259
Apogee Enterprises, Inc. .................................................. 37,991 1,383
Applied Industrial Technologies, Inc. ......................................... 3,794 1,160
ArcBest Corp. ......................................................... 26,799 3,419
Archer Aviation, Inc. , Class A (a) (b) .......................................... 164,968 947
Argan, Inc. ........................................................... 9,767 6,543
Arxis, Inc. , Class A (a) ................................................... 21,704 760
Atkore, Inc. ........................................................... 49,002 3,830
Atmus Filtration Technologies, Inc. .......................................... 28,670 1,818
Beta Technologies, Inc. , Class A (a) (b) ........................................ 21,429 341
Blue Bird Corp. (a) ...................................................... 16,770 1,075
BlueLinx Holdings, Inc. (a) ................................................ 15,100 800
Boise Cascade Co. ...................................................... 14,602 1,158
BWX Technologies, Inc. .................................................. 7,374 1,596
Cardinal Infrastructure Group, Inc. , Class A (a) (b) ................................ 10,613 563
Carpenter Technology Corp. ............................................... 10,895 4,665
Casella Waste Systems, Inc. , Class A (a) ....................................... 64,575 5,118
CECO Environmental Corp. (a) (b) ........................................... 33,829 2,508
Columbus McKinnon Corp. ............................................... 76,206 1,177
Costamare, Inc. ........................................................ 31,638 526
Deluxe Corp. .......................................................... 105,769 3,295
DNOW, Inc. (a) ........................................................ 159,493 2,152
Enovix Corp. (a) (b) ...................................................... 72,844 486
ExlService Holdings, Inc. (a) ............................................... 21,474 685
Exponent, Inc. ......................................................... 26,835 1,795
Fluor Corp. (a) ......................................................... 18,200 971
Forgent Power Solutions, Inc. , Class A (a) (b) ................................... 95,252 3,583
FTAI Aviation Ltd. ...................................................... 17,743 4,430

Victory Portfolios III
Victory Small Cap Stock Fund
53
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Gates Industrial Corp. PLC (a) .............................................. 269,482 $ 6,900
Generac Holdings, Inc. (a) ................................................. 3,796 984
Gibraltar Industries, Inc. (a) ................................................ 57,180 2,232
Granite Construction, Inc. ................................................. 11,630 1,594
Griffon Corp. .......................................................... 27,935 2,547
Hayward Holdings, Inc. (a) ................................................ 66,360 996
Helios Technologies, Inc. ................................................. 12,810 876
Huron Consulting Group, Inc. (a) ............................................ 13,199 1,725
ICF International, Inc. ................................................... 15,000 1,075
Janus International Group, Inc. (a) ........................................... 44,221 230
JBT Marel Corp. ....................................................... 17,156 2,026
Kforce, Inc. ........................................................... 40,339 1,824
Korn Ferry ........................................................... 44,614 2,964
Kornit Digital Ltd. (a) .................................................... 51,443 813
Legalzoom.com, Inc. (a) .................................................. 284,829 1,837
Liquidity Services, Inc. (a) ................................................. 72,167 2,573
Masterbrand, Inc. (a) ..................................................... 112,681 1,012
Matson, Inc. .......................................................... 18,759 3,272
Maximus, Inc. ......................................................... 24,445 1,604
Mayville Engineering Co., Inc. (a) ........................................... 79,493 1,813
Modine Manufacturing Co. (a) .............................................. 16,542 4,212
Mueller Industries, Inc. ................................................... 8,025 1,087
Nextpower, Inc. , Class A (a) ................................................ 17,138 2,042
NPK International, Inc. (a) ................................................. 49,119 803
Onterris, Inc. (a) ........................................................ 28,306 596
Power Solutions International, Inc. (a) (b) ...................................... 29,788 2,183
QXO, Inc. (a) (b) ........................................................ 36,247 727
RBC Bearings, Inc. (a) ................................................... 8,739 5,235
Red Cat Holdings, Inc. (a) (b) ............................................... 20,175 236
Resideo Technologies, Inc. (a) .............................................. 26,735 1,106
Ryder System, Inc. ...................................................... 8,600 2,182
Sensata Technologies Holding PLC .......................................... 41,370 1,723
SkyWest, Inc. (a) ........................................................ 17,983 1,477
Spire Global, Inc. , Class A (a) (b) ............................................ 14,376 256
Sterling Infrastructure, Inc. (a) .............................................. 16,502 8,508
Terex Corp. ........................................................... 96,596 6,008
The Brink's Co. ........................................................ 14,600 1,559
The Greenbrier Cos., Inc. ................................................. 23,900 1,174
The Timken Co. ........................................................ 35,428 3,929
Titan International, Inc. (a) ................................................. 104,000 792
Titan Machinery, Inc. (a) .................................................. 36,447 762
TriNet Group, Inc. ...................................................... 32,091 1,469
UFP Industries, Inc. ..................................................... 14,443 1,293
V2X, Inc. (a) .......................................................... 38,680 2,623
Valmont Industries, Inc. .................................................. 3,378 1,716
Wabash National Corp. ................................................... 61,571 535
WillScot Holdings Corp. .................................................. 93,804 2,124
York Space Systems, Inc. (a) (b) ............................................. 19,998 663
154,727
Information Technology (18.6%):
908 Devices, Inc. (a) ..................................................... 153,715 1,050
A10 Networks, Inc. ..................................................... 111,460 2,974
ACI Worldwide, Inc. (a) .................................................. 27,240 1,177
Adeia, Inc. ............................................................ 167,319 5,329
Advanced Energy Industries, Inc. ........................................... 2,890 1,109
Agilysys, Inc. (a) ....................................................... 20,106 1,288
Alkami Technology, Inc. (a) (b) .............................................. 74,648 1,178
Allegro MicroSystems, Inc. (a) .............................................. 55,644 2,699
Arlo Technologies, Inc. (a) ................................................. 134,228 1,886
Arteris, Inc. (a) ......................................................... 71,482 2,070
Belden, Inc. ........................................................... 36,169 4,068
Benchmark Electronics, Inc. ............................................... 33,301 2,732
BILL Holdings, Inc. (a) ................................................... 23,319 886

Victory Portfolios III
Victory Small Cap Stock Fund
54
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Box, Inc. , Class A (a) .................................................... 88,118 $ 2,132
Cellebrite DI Ltd. (a) ..................................................... 174,662 2,271
Clear Secure, Inc. , Class A ................................................ 65,694 3,507
Commvault Systems, Inc. (a) ............................................... 36,506 3,610
Consensus Cloud Solutions, Inc. (a) .......................................... 62,412 1,615
Core Scientific, Inc. (a) ................................................... 53,369 1,067
Crane NXT Co. ........................................................ 41,730 1,864
Credo Technology Group Holding Ltd. (a) ..................................... 16,958 2,951
Digital Turbine, Inc. (a) ................................................... 1,073,207 3,788
DigitalOcean Holdings, Inc. (a) ............................................. 12,334 1,189
Diodes, Inc. (a) ......................................................... 59,623 6,390
Everforth, Inc. (a) ....................................................... 42,570 898
Extreme Networks, Inc. (a) ................................................ 232,692 5,140
Fabrinet (a) ............................................................ 4,092 2,797
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 1,375,336 6,203
Insight Enterprises, Inc. (a) ................................................ 26,648 1,943
InterDigital, Inc. ....................................................... 9,631 2,856
IonQ, Inc. (a) (b) ........................................................ 25,936 1,170
JFrog Ltd. (a) .......................................................... 43,579 2,024
Knowles Corp. (a) ....................................................... 135,759 4,234
Kulicke & Soffa Industries, Inc. ............................................. 45,903 3,925
Lattice Semiconductor Corp. (a) ............................................. 13,651 1,669
LightPath Technologies, Inc. , Class A (a) ...................................... 162,944 2,087
Littelfuse, Inc. ......................................................... 3,785 1,530
LiveRamp Holdings, Inc. (a) ............................................... 22,936 670
Napco Security Technologies, Inc. ........................................... 41,211 1,927
NetScout Systems, Inc. (a) ................................................. 81,003 2,730
Netskope, Inc. , Class A (a) (b) ............................................... 125,431 1,249
nLight, Inc. (a) ......................................................... 4,798 335
Nova Ltd. (a) .......................................................... 2,501 1,252
Nutanix, Inc. , Class A (a) .................................................. 38,403 1,570
Okta, Inc. , Class A (a) .................................................... 10,101 744
Onto Innovation, Inc. (a) .................................................. 19,464 5,743
PagerDuty, Inc. (a) ...................................................... 97,167 646
Photronics, Inc. (a) ...................................................... 95,293 4,715
Plexus Corp. (a) ........................................................ 8,200 2,055
Porch Group, Inc. (a) ..................................................... 720,964 6,944
Progress Software Corp. (a) ................................................ 30,200 841
Q2 Holdings, Inc. (a) ..................................................... 18,218 925
Qualys, Inc. (a) ......................................................... 18,500 1,608
Rambus, Inc. (a) ........................................................ 20,683 2,381
Rigetti Computing, Inc. (a) ................................................ 101,018 1,763
Rogers Corp. (a) ........................................................ 4,385 595
Sanmina Corp. (a) ....................................................... 18,995 4,137
ScanSource, Inc. (a) ..................................................... 47,526 1,954
Semtech Corp. (a) ....................................................... 11,164 1,173
Silicon Motion Technology Corp. , ADR ....................................... 32,268 7,061
Synaptics, Inc. (a) ....................................................... 23,062 2,158
Teradata Corp. (a) ....................................................... 34,794 917
The Descartes Systems Group, Inc. (a) ........................................ 23,079 1,664
Tower Semiconductor Ltd. (a) .............................................. 4,819 1,065
TTM Technologies, Inc. (a) ................................................ 26,373 4,173
Unusual Machines, Inc. (a) (b) .............................................. 125,115 1,825
Veeco Instruments, Inc. (a) ................................................. 87,188 4,346
Viavi Solutions, Inc. (a) ................................................... 23,664 1,240
Vishay Intertechnology, Inc. ............................................... 54,213 1,571
Zeta Global Holdings Corp. , Class A (a) ....................................... 24,525 452
167,735
Materials (4.4%):
AdvanSix, Inc. ......................................................... 60,807 1,500
Avient Corp. .......................................................... 33,850 1,255
Cabot Corp. ........................................................... 23,223 1,787
Century Aluminum Co. (a) ................................................. 54,036 3,212

Victory Portfolios III
Victory Small Cap Stock Fund
55
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Coeur Mining, Inc. (a) .................................................... 56,610 $ 1,017
Commercial Metals Co. .................................................. 57,513 3,966
Element Solutions, Inc. ................................................... 35,000 1,491
Hawkins, Inc. ......................................................... 19,490 3,264
Ingevity Corp. (a) ....................................................... 24,700 1,882
Knife River Corp. (a) .................................................... 16,040 1,485
Materion Corp. ........................................................ 31,089 5,714
Methanex Corp. ........................................................ 19,190 1,258
MP Materials Corp. (a) (b) ................................................. 32,145 2,123
O-I Glass, Inc. (a) ....................................................... 143,843 1,310
Olin Corp. ............................................................ 28,420 809
Ryerson Holding Corp. ................................................... 84,885 2,352
Solstice Advanced Materials, Inc. ........................................... 21,700 1,778
SunCoke Energy, Inc. .................................................... 224,483 1,531
Sylvamo Corp. ......................................................... 31,421 1,343
United States Antimony Corp. (a) (b) .......................................... 24,654 296
United States Lime & Minerals, Inc. ......................................... 3,462 373
39,746
Real Estate (4.9%):
Acadia Realty Trust ..................................................... 32,145 695
American Healthcare REIT, Inc. ............................................ 47,698 2,422
Apple Hospitality REIT, Inc. ............................................... 60,433 814
Broadstone Net Lease, Inc. , Class A .......................................... 155,244 3,074
CareTrust REIT, Inc. .................................................... 90,023 3,552
Compass, Inc. , Class A (a) ................................................. 136,501 1,033
COPT Defense Properties ................................................. 41,850 1,308
Curbline Properties Corp. ................................................. 67,350 1,859
Cushman & Wakefield Ltd. (a) .............................................. 195,359 2,743
DiamondRock Hospitality Co. .............................................. 87,100 888
Diversified Healthcare Trust ............................................... 81,862 617
Douglas Emmett, Inc. .................................................... 153,880 1,663
Easterly Government Properties, Inc. , Class A .................................. 48,000 1,124
Essential Properties Realty Trust, Inc. ........................................ 83,492 2,624
Four Corners Property Trust, Inc. ............................................ 67,170 1,718
Howard Hughes Holdings, Inc. (a) ........................................... 13,320 829
Independence Realty Trust, Inc. ............................................. 44,400 724
LXP Industrial Trust ..................................................... 30,500 1,553
National Health Investors, Inc. ............................................. 10,541 811
Newmark Group, Inc. , Class A ............................................. 56,635 913
Phillips Edison & Co., Inc. ................................................ 18,475 742
Ryman Hospitality Properties, Inc. ........................................... 9,143 961
Sabra Health Care REIT, Inc. .............................................. 102,918 2,126
Sila Realty Trust, Inc. .................................................... 30,300 922
SL Green Realty Corp. (b) ................................................. 14,544 617
STAG Industrial, Inc. .................................................... 19,800 764
Summit Hotel Properties, Inc. .............................................. 152,500 758
Tanger, Inc. ........................................................... 19,844 736
Terreno Realty Corp. .................................................... 14,085 918
The Macerich Co. ...................................................... 61,924 1,346
The St. Joe Co. ........................................................ 39,390 2,543
Urban Edge Properties ................................................... 41,364 907
44,304
Utilities (2.6%):
Avista Corp. .......................................................... 55,927 2,298
Black Hills Corp. ....................................................... 79,957 6,019
Consolidated Water Co. Ltd. ............................................... 2,562 82
Genie Energy Ltd. , Class B ................................................ 72,336 1,011
H2O America (b) ....................................................... 27,820 1,563
Hallador Energy Co. (a) ................................................... 21,265 330
MGE Energy, Inc. ...................................................... 5,099 409
National Fuel Gas Co. ................................................... 10,400 878
New Jersey Resources Corp. ............................................... 22,960 1,293

Victory Portfolios III
Victory Small Cap Stock Fund
56
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Northwestern Energy Group, Inc. ........................................... 24,300 $ 1,758
ONE Gas, Inc. ......................................................... 17,929 1,600
Portland General Electric Co. .............................................. 29,800 1,548
Southwest Gas Holdings, Inc. .............................................. 18,500 1,740
Spire, Inc. ............................................................ 22,119 2,017
Unitil Corp. ........................................................... 16,250 852
23,398
Total Common Stocks (Cost $692,023)
a
a
a
893,581
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR , expiring 6/1/26 (a) (d) ............................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares , expiring 11/1/27 (a) (d) ................ 7,105 —
OmniAb Operations, Inc., 15.00 Earnout Shares , expiring 11/1/27 (a) (d) ................ 7,105 —
1
Total Rights (Cost $36)
a
a
a
1
Collateral for Securities Loaned (3.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (e) ........ 7,313,745 7,314
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (e) ............ 7,313,745 7,314
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (e) ............... 7,313,745 7,314
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (e) . 7,313,745 7,313
Total Collateral for Securities Loaned (Cost $29,255)
a
a
a
29,255
Total Investments (Cost $721,314) — 102.2% 922,837
Liabilities in excess of other assets —  (2.2)% (20,115)
NET ASSETS - 100.00% $ 902,722
At April 30, 2026, the Fund's investments in foreign securities were 7.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on April 30, 2026.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Value Fund
57
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.2%)
Communication Services (6.9%):
Alphabet, Inc. , Class A ................................................... 146,616 $ 56,418
AT&T, Inc. ........................................................... 178,416 4,662
Comcast Corp. , Class A .................................................. 165,263 4,469
Match Group, Inc. ...................................................... 78,380 2,933
Meta Platforms, Inc. , Class A .............................................. 4,550 2,784
Netflix, Inc. (a) ......................................................... 49,748 4,657
Omnicom Group, Inc. .................................................... 63,345 4,860
Spotify Technology SA (a) ................................................. 5,119 2,286
The Walt Disney Co. .................................................... 47,674 4,946
T-Mobile US, Inc. ...................................................... 19,782 3,867
Verizon Communications, Inc. .............................................. 147,982 7,107
98,989
Consumer Discretionary (6.3%):
Airbnb, Inc. , Class A (a) .................................................. 25,402 3,566
Amazon.com, Inc. (a) .................................................... 62,900 16,672
Aptiv PLC (a) .......................................................... 51,968 3,132
Booking Holdings, Inc. ................................................... 41,175 6,932
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 61,437 2,088
Darden Restaurants, Inc. .................................................. 27,000 5,415
Deckers Outdoor Corp. (a) ................................................. 48,611 4,968
Domino's Pizza, Inc. ..................................................... 5,855 1,987
Expedia Group, Inc. ..................................................... 22,123 5,495
General Motors Co. ..................................................... 48,013 3,692
Lennar Corp. , Class A .................................................... 37,335 3,371
Lowe's Cos., Inc. ....................................................... 23,851 5,696
Mattel, Inc. (a) ......................................................... 604,200 9,111
PulteGroup, Inc. ........................................................ 45,375 5,552
Toll Brothers, Inc. ...................................................... 60,700 8,628
Ulta Beauty, Inc. (a) ..................................................... 8,962 4,817
91,122
Consumer Staples (6.5%):
Altria Group, Inc. ....................................................... 167,425 12,163
Archer-Daniels-Midland Co. ............................................... 63,470 4,731
Coca-Cola Consolidated, Inc. .............................................. 23,810 4,883
Colgate-Palmolive Co. ................................................... 70,709 6,036
Ingredion, Inc. ......................................................... 34,641 3,871
Keurig Dr. Pepper, Inc. ................................................... 215,892 6,347
Mondelez International, Inc. , Class A ......................................... 158,900 9,763
PepsiCo, Inc. .......................................................... 24,264 3,846
Sysco Corp. ........................................................... 70,125 5,239
The Procter & Gamble Co. ................................................ 113,343 16,672
U.S. Foods Holding Corp. (a) ............................................... 117,000 10,938
Walmart, Inc. .......................................................... 62,742 8,277
92,766
Energy (5.9%):
Devon Energy Corp. ..................................................... 144,909 7,444
Enterprise Products Partners LP ............................................. 439,124 16,994
EOG Resources, Inc. .................................................... 60,502 8,505
Exxon Mobil Corp. ..................................................... 115,000 17,748
Marathon Petroleum Corp. ................................................ 31,243 7,758
TechnipFMC PLC ...................................................... 75,841 5,731
Valero Energy Corp. ..................................................... 80,336 20,291
84,471
Financials (20.9%):
American Express Co. ................................................... 15,119 4,884
Ameriprise Financial, Inc. ................................................. 12,303 5,841
Berkshire Hathaway, Inc. , Class B (a) ......................................... 13,787 6,529
Cboe Global Markets, Inc. ................................................ 52,500 15,755
Citigroup, Inc. ......................................................... 155,400 19,888

Victory Portfolios III
Victory Value Fund
58
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Corpay, Inc. (a) ......................................................... 51,600 $ 15,814
East West Bancorp, Inc. .................................................. 50,822 6,427
Evercore, Inc. , Class A ................................................... 12,531 4,026
Everest Group Ltd. ...................................................... 12,014 4,286
Fairfax Financial Holdings Ltd. ............................................. 7,200 12,461
Fidelity National Financial, Inc. ............................................ 74,957 3,920
Fiserv, Inc. (a) .......................................................... 63,801 3,997
Global Payments, Inc. .................................................... 46,215 3,326
Interactive Brokers Group, Inc. , Class A ....................................... 47,067 3,742
JPMorgan Chase & Co. .................................................. 111,999 35,081
KeyCorp ............................................................. 956,700 21,153
London Stock Exchange Group PLC , ADR .................................... 508,300 16,568
MarketAxess Holdings, Inc. ............................................... 52,600 8,268
MGIC Investment Corp. .................................................. 117,403 3,109
Morgan Stanley ........................................................ 17,349 3,307
PayPal Holdings, Inc. .................................................... 115,642 5,798
Principal Financial Group, Inc. ............................................. 55,815 5,632
Regions Financial Corp. .................................................. 150,569 4,299
Rocket Cos., Inc. , Class A (a) ............................................... 528,700 7,730
SEI Investments Co. ..................................................... 49,898 4,525
Synchrony Financial ..................................................... 88,050 6,709
The Allstate Corp. ...................................................... 30,335 6,591
The Goldman Sachs Group, Inc. ............................................ 7,244 6,692
The PNC Financial Services Group, Inc. ...................................... 15,640 3,488
The Progressive Corp. ................................................... 58,089 11,692
U.S. Bancorp .......................................................... 321,319 18,206
Unum Group .......................................................... 125,900 10,120
Voya Financial, Inc. ..................................................... 42,785 3,507
W.R. Berkley Corp. ..................................................... 33,472 2,237
Zions Bancorp NA ...................................................... 65,616 4,161
299,769
Health Care (15.0%):
AbbVie, Inc. .......................................................... 61,463 12,988
Bristol-Myers Squibb Co. ................................................. 160,557 9,728
Cardinal Health, Inc. .................................................... 10,882 2,099
Centene Corp. (a) ....................................................... 42,070 2,259
Chemed Corp. ......................................................... 7,584 3,223
CVS Health Corp. ...................................................... 197,988 16,490
Dexcom, Inc. (a) ........................................................ 20,172 1,201
Elevance Health, Inc. .................................................... 14,780 5,564
Exelixis, Inc. (a) ........................................................ 87,860 3,906
GE HealthCare Technologies, Inc. ........................................... 82,900 5,044
Gilead Sciences, Inc. .................................................... 69,691 9,118
Humana, Inc. .......................................................... 12,123 2,866
Johnson & Johnson ..................................................... 119,380 27,440
McKesson Corp. ....................................................... 4,736 3,861
Medpace Holdings, Inc. (a) ................................................ 6,814 2,853
Medtronic PLC ........................................................ 145,200 11,757
Merck & Co., Inc. ...................................................... 93,606 10,220
Mettler-Toledo International, Inc. (a) ......................................... 1,819 2,322
Pfizer, Inc. ............................................................ 188,451 5,032
Regeneron Pharmaceuticals, Inc. ............................................ 18,839 13,320
Royalty Pharma PLC , Class A .............................................. 83,927 4,204
Tenet Healthcare Corp. (a) ................................................. 20,657 3,659
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 687,900 24,125
The Cigna Group ....................................................... 79,387 23,068
UnitedHealth Group, Inc. ................................................. 23,581 8,736
215,083
Industrials (16.0%):
A.O. Smith Corp. ....................................................... 51,547 3,188
Allison Transmission Holdings, Inc. ......................................... 23,624 3,174
AMETEK, Inc. ........................................................ 67,800 15,967

Victory Portfolios III
Victory Value Fund
59
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Automatic Data Processing, Inc. ............................................ 20,448 $ 4,334
CACI International, Inc. , Class A (a) ......................................... 18,900 9,819
Caterpillar, Inc. ........................................................ 9,833 8,752
Delta Air Lines, Inc. ..................................................... 55,697 3,787
Dover Corp. ........................................................... 52,400 11,864
Eaton Corp. PLC ....................................................... 36,200 15,675
EMCOR Group, Inc. .................................................... 6,623 5,905
Expeditors International of Washington, Inc. .................................... 32,855 4,859
FedEx Corp. .......................................................... 63,420 25,578
Ferguson Enterprises, Inc. ................................................. 7,016 1,878
Genpact Ltd. .......................................................... 72,605 2,523
Honeywell International, Inc. .............................................. 70,400 15,089
Leidos Holdings, Inc. .................................................... 76,221 11,374
Lincoln Electric Holdings, Inc. ............................................. 16,942 4,490
Lockheed Martin Corp. ................................................... 19,244 9,968
Masco Corp. .......................................................... 78,595 5,645
Otis Worldwide Corp. .................................................... 64,936 5,057
Owens Corning ........................................................ 30,685 3,785
PACCAR, Inc. ......................................................... 50,647 6,017
RTX Corp. ............................................................ 61,767 10,875
SS&C Technologies Holdings, Inc. .......................................... 137,500 9,529
Textron, Inc. .......................................................... 30,830 2,958
Union Pacific Corp. ..................................................... 65,000 17,516
United Airlines Holdings, Inc. (a) ............................................ 33,615 3,025
United Parcel Service, Inc. , Class B .......................................... 29,251 3,182
Verisk Analytics, Inc. , Class A .............................................. 20,683 3,816
229,629
Information Technology (10.5%):
Accenture PLC , Class A .................................................. 41,927 7,493
Adobe, Inc. (a) ......................................................... 24,700 6,079
Amdocs Ltd. .......................................................... 57,226 3,701
Amphenol Corp. , Class A ................................................. 43,200 6,362
Analog Devices, Inc. .................................................... 39,800 16,010
Apple, Inc. ........................................................... 14,387 3,904
Applied Materials, Inc. ................................................... 29,191 11,515
AppLovin Corp. , Class A (a) ............................................... 8,717 3,891
Arista Networks, Inc. (a) .................................................. 18,361 3,171
Cisco Systems, Inc. ..................................................... 75,702 6,927
Cognizant Technology Solutions Corp. , Class A ................................. 37,504 1,984
Dropbox, Inc. , Class A (a) ................................................. 153,880 3,738
Fair Isaac Corp. (a) ...................................................... 2,633 2,699
Fortinet, Inc. (a) ........................................................ 37,373 3,151
Gen Digital, Inc. ....................................................... 134,240 2,589
International Business Machines Corp. ........................................ 20,663 4,773
Intuit, Inc. ............................................................ 8,075 3,137
Jabil, Inc. ............................................................ 21,092 7,118
Manhattan Associates, Inc. (a) .............................................. 15,291 2,108
Micron Technology, Inc. .................................................. 19,205 9,932
NetApp, Inc. .......................................................... 59,969 6,643
NVIDIA Corp. ......................................................... 13,117 2,618
QUALCOMM, Inc. ..................................................... 55,105 9,896
Salesforce, Inc. ........................................................ 28,609 5,050
Zebra Technologies Corp. (a) ............................................... 54,000 12,218
Zoom Communications, Inc. , Class A (a) ...................................... 34,870 3,387
150,094
Materials (3.5%):
Anglogold Ashanti PLC .................................................. 46,279 4,338
Avery Dennison Corp. ................................................... 21,579 3,537
CF Industries Holdings, Inc. ............................................... 31,964 3,970
Newmont Corp. ........................................................ 121,718 13,522
PPG Industries, Inc. ..................................................... 118,200 12,825
Reliance, Inc. .......................................................... 11,241 4,075

Victory Portfolios III
Victory Value Fund
60
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Steel Dynamics, Inc. ..................................................... 32,981 $ 7,541
49,808
Real Estate (2.5%):
Equinix, Inc. .......................................................... 4,439 4,807
Equity LifeStyle Properties, Inc. ............................................ 184,300 11,664
Equity Residential ...................................................... 37,111 2,426
Prologis, Inc. .......................................................... 26,245 3,727
Public Storage ......................................................... 7,756 2,346
Simon Property Group, Inc. ............................................... 14,198 2,892
Ventas, Inc. ........................................................... 30,328 2,665
Welltower, Inc. ......................................................... 24,191 5,258
35,785
Utilities (4.2%):
American Electric Power Co., Inc. ........................................... 98,300 13,478
Consolidated Edison, Inc. ................................................. 43,250 4,822
Duke Energy Corp. ...................................................... 61,641 7,986
Edison International ..................................................... 92,148 6,403
Exelon Corp. .......................................................... 347,300 15,972
National Fuel Gas Co. ................................................... 46,838 3,952
NRG Energy, Inc. ....................................................... 22,523 3,504
Talen Energy Corp. (a) ................................................... 10,954 4,080
60,197
Total Common Stocks (Cost $1,094,222)
a
a
a
1,407,713
Total Investments (Cost $1,094,222) — 98.2% 1,407,713
Other assets in excess of liabilities —  1.8% 25,759
NET ASSETS - 100.00% $ 1,433,472
At April 30, 2026, the Fund's investments in foreign securities were 7.2% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
April 30, 2026
61
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Aggressive
Growth Fund
Victory Capital
Growth Fund
Victory Global
Managed Volatility
Fund
Assets:
Investments, at value (Cost $1,157,963, $738,619 and $276,782) $ 2,651,083 (a) $ 1,093,500 (b) $ 369,456 (c)
Foreign currency, at value (Cost $—, $1,051 and $119) — 1,055 118
Cash 7,875 5,209 1,666
Futures contracts collateral — — — (d)
Receivables:
Dividends, interest, and securities lending income 59 1,556 651
Capital shares issued 1,137 71 13
Investments sold — 1,658 —
From Adviser 2 3 85
Reclaims — 1,722 829
Prepaid expenses 23 16 8
Total Assets 2,660,179 1,104,790 372,826
Liabilities:
Payables:
Collateral received on loaned securities 1,297 7,720 308
Investments purchased — 1,933 50
Capital shares redeemed 1,358 361 42
Accrued foreign capital gains taxes — 312 28
To Internal Revenue Service ("IRS") for closing agreement and fees — 83 —
Accrued expenses and other payables:
Investment advisory fees 917 687 186
Administration fees 314 131 16
Custodian fees 18 35 26
Transfer agent fees 124 79 18
Compliance fees 2 1 — (d)
Trustees' fees 1 1 1
Other accrued expenses 56 159 59
Total Liabilities 4,087 11,502 734
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,065,473 699,478 229,799
Total accumulated earnings (loss) 1,590,619 393,810 142,293
Net Assets $ 2,656,092 $ 1,093,288 $ 372,092
Net Assets:
Fund Shares $ 2,643,186 $ 1,090,737 $ 11,652
Institutional Shares 12,906 2,551 360,440
Total $ 2,656,092 $ 1,093,288 $ 372,092
Shares (unlimited number of shares authorized with no par value):
Fund Shares 34,500 73,774 1,037
Institutional Shares 165 170 31,222
Total 34,665 73,944 32,259
Net asset value, offering and redemption price per share:(e)
Fund Shares $ 76.61 $ 14.78 $ 11.24
Institutional Shares 78.26 14.96 11.54
(a) Includes $1,261 thousand of securities on loan.
(b) Includes $9,337 thousand of securities on loan.
(c) Includes $549 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
April 30, 2026
62
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Growth &
Income Fund
Victory Growth
Fund
Victory Income
Stock Fund
Assets:
Investments, at value (Cost $1,489,210, $739,160 and $2,084,920) $ 2,195,650 (a) $ 2,417,453 (b) $ 2,672,917
Cash 13,264 17,960 7,004
Receivables:
Dividends, interest, and securities lending income 1,794 122 3,215
Capital shares issued 338 328 694
From Adviser 4 5 —
Reclaims — 225 338
Prepaid expenses 15 19 20
Total Assets 2,211,065 2,436,112 2,684,188
Liabilities:
Payables:
Collateral received on loaned securities 295 2,003 —
Capital shares redeemed 883 1,769 622
Accrued expenses and other payables:
Investment advisory fees 1,060 1,176 1,167
Administration fees 265 287 293
Custodian fees 16 18 19
Transfer agent fees 99 104 146
Compliance fees 1 2 2
Trustees' fees 1 1 1
Other accrued expenses 59 67 63
Total Liabilities 2,679 5,427 2,313
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,361,394 612,499 1,949,520
Total accumulated earnings (loss) 846,992 1,818,186 732,355
Net Assets $ 2,208,386 $ 2,430,685 $ 2,681,875
Net Assets:
Fund Shares $ 2,202,475 $ 2,360,358 $ 1,913,382
Institutional Shares 5,911 70,327 768,493
Total $ 2,208,386 $ 2,430,685 $ 2,681,875
Shares (unlimited number of shares authorized with no par value):
Fund Shares 82,620 58,440 96,692
Institutional Shares 221 1,748 38,931
Total 82,841 60,188 135,623
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 26.66 $ 40.39 $ 19.79
Institutional Shares 26.71 40.24 19.74
(a) Includes $1,055 thousand of securities on loan.
(b) Includes $2,027 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
April 30, 2026
63
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Science &
Technology Fund
Victory Small Cap
Stock Fund Victory Value Fund
Assets:
Investments, at value (Cost $664,703, $721,314 and $1,094,222) $ 1,389,989 (a) $ 922,837 (b) $ 1,407,713
Foreign currency, at value (Cost $90, $— and $—) 90 — —
Cash 34,379 9,819 19,879
Receivables:
Dividends, interest, and securities lending income 50 195 1,432
Capital shares issued 247 28 299
Investments sold 27 990 5,626
From Adviser — 5 —
Reclaims 6 — —
Prepaid expenses 11 13 12
Total Assets 1,424,799 933,887 1,434,961
Liabilities:
Payables:
Collateral received on loaned securities 14,408 29,255 —
Investments purchased 19 1,029 —
Capital shares redeemed 464 150 425
Accrued expenses and other payables:
Investment advisory fees 768 506 751
Administration fees 163 93 149
Custodian fees 12 7 10
Transfer agent fees 80 77 104
Compliance fees 1 1 1
Trustees' fees 1 1 1
12b-1 fees 6 — —
Other accrued expenses 56 46 48
Total Liabilities 15,978 31,165 1,489
Commitments and contingencies (Note 5 )
Net Assets:
Capital 628,428 663,737 1,040,884
Total accumulated earnings (loss) 780,393 238,985 392,588
Net Assets $ 1,408,821 $ 902,722 $ 1,433,472
Net Assets:
Fund Shares $ 1,354,650 $ 555,146 $ 841,594
Institutional Shares — 347,576 591,878
Class A 54,171 — —
Total $ 1,408,821 $ 902,722 $ 1,433,472
Shares (unlimited number of shares authorized with no par value):
Fund Shares 38,971 36,716 40,457
Institutional Shares — 22,423 28,426
Class A 1,685 — —
Total 40,656 59,139 68,883
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 34.76 $ 15.12 $ 20.80
Institutional Shares — 15.50 20.82
Class A 32.16 — —
Maximum Sales Charge — Class A 5 .75% — % — %
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 34.12 $ — $ —
(a) Includes $13,874 thousand of securities on loan.
(b) Includes $29,866 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended April 30, 2026
64
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Aggressive
Growth Fund
Victory Capital
Growth Fund
Victory Global
Managed Volatility
Fund
Investment Income:
Dividends $ 8,913 $ 20,972 $ 8,450
Interest 548 275 49
Securities lending (net of fees) 5 38 13
Foreign tax withholding (20) (1,114) (515)
Total Income 9,446 20,171 7,997
Expenses:
Investment advisory fees 11,221 7,771 2,558
Administration fees — Fund Shares 3,864 1,526 17
Administration fees — Institutional Shares 14 2 208
Sub-Administration fees 37 69 53
Custodian fees 106 199 141
Transfer agent fees — Fund Shares 1,372 906 11
Transfer agent fees — Institutional Shares 14 2 223
Trustees' fees 48 47 47
Compliance fees 21 8 3
Legal and audit fees 54 129 86
State registration and filing fees 55 40 32
Interfund lending fees 5 — (a) —
Line of credit fees — 11 2
Other expenses 134 237 63
Recoupment of prior expenses waived/reimbursed by Adviser 1 — —
Total Expenses 16,946 10,947 3,444
Expenses waived/reimbursed by Adviser (12) (17) (438)
Net Expenses 16,934 10,930 3,006
Net Investment Income (Loss) (7,488) 9,241 4,991
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 182,824 98,275 94,762
Foreign taxes on realized gains — (183) (228)
Net realized gains (losses) from in-kind redemptions 183,787 — —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 279,894 158,686 (4,860)
Net change in accrued foreign taxes on unrealized gains — (188) 150
Net realized/unrealized gains (losses) on investments 646,505 256,590 89,824
Change in net assets resulting from operations $ 639,017 $ 265,831 $ 94,815
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended April 30, 2026
65
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Growth &
Income Fund
Victory Growth
Fund
Victory Income
Stock Fund
Investment Income:
Dividends $ 36,942 $ 11,640 $ 69,565
Interest 279 726 205
Securities lending (net of fees) 24 33 10
Foreign tax withholding (11) (164) (1)
Total Income 37,234 12,235 69,779
Expenses:
Investment advisory fees 12,876 17,100 13,162
Administration fees — Fund Shares 3,148 3,544 2,705
Administration fees — Institutional Shares 5 184 795
Sub-Administration fees 54 37 21
Custodian fees 90 117 108
Transfer agent fees — Fund Shares 1,104 1,079 860
Transfer agent fees — Institutional Shares 6 191 825
Trustees' fees 48 48 48
Compliance fees 17 20 21
Legal and audit fees 55 58 54
State registration and filing fees 51 52 50
Interfund lending fees 6 2 6
Line of credit fees — 1 —
Other expenses 121 154 130
Total Expenses 17,581 22,587 18,785
Expenses waived/reimbursed by Adviser (21) (21) (13)
Net Expenses 17,560 22,566 18,772
Net Investment Income (Loss) 19,674 (10,331) 51,007
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 227,808 279,034 212,203
Net change in unrealized appreciation/depreciation on investment securities 262,039 308,585 334,700
Net realized/unrealized gains (losses) on investments 489,847 587,619 546,903
Change in net assets resulting from operations $ 509,521 $ 577,288 $ 597,910

Statements of Operations
For the Year Ended April 30, 2026
66
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Science &
Technology Fund
Victory Small Cap
Stock Fund Victory Value Fund
Investment Income:
Dividends $ 3,343 $ 11,462 $ 27,551
Interest 271 347 914
Securities lending (net of fees) 293 146 5
Foreign tax withholding (46) (31) (16)
Total Income 3,861 11,924 28,454
Expenses:
Investment advisory fees 9,370 5,847 8,971
Administration fees — Fund Shares 1,900 774 1,204
Administration fees — Institutional Shares — 306 549
Administration fees — Class A 78 — —
Sub-Administration fees 53 78 37
12b-1 fees — Class A 130 — —
Custodian fees 71 43 59
Transfer agent fees — Fund Shares 856 568 618
Transfer agent fees — Institutional Shares — 317 570
Transfer agent fees — Class A 54 — —
Trustees' fees 47 47 47
Compliance fees 11 7 11
Legal and audit fees 55 57 54
State registration and filing fees 43 37 44
Interfund lending fees 1 — (a) 1
Other expenses 97 72 83
Recoupment of prior expenses waived/reimbursed by Adviser — — 19
Total Expenses 12,766 8,153 12,267
Expenses waived/reimbursed by Adviser — (a) (43) (1)
Net Expenses 12,766 8,110 12,266
Net Investment Income (Loss) (8,905) 3,814 16,188
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 161,881 96,208 114,321
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 286,016 171,903 182,706
Net realized/unrealized gains (losses) on investments 447,897 268,111 297,027
Change in net assets resulting from operations $ 438,992 $ 271,925 $ 313,215
(a) Rounds to less than $1 thousand.

67
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Aggressive Growth Fund Victory Capital Growth Fund
Victory Global Managed Volatility
Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (7,488) $ (5,147) $ 9,241 $ 8,903 $ 4,991 $ 6,852
Net realized gains (losses) 366,611 114,349 98,092 102,290 94,534 52,156
Net change in unrealized
appreciation/depreciation 279,894 180,463 158,498 (24,275) (4,710) 1,539
Change in net assets resulting from
operations 639,017 289,665 265,831 86,918 94,815 60,547
Distributions to Shareholders:
Fund Shares (113,119) (119,506) (103,996) (106,775) (2,060) (335)
Institutional Shares (551) (518) (243) (267) (64,456) (15,850)
Change in net assets resulting from
distributions to shareholders (113,670) (120,024) (104,239) (107,042) (66,516) (16,185)
Change in net assets resulting from
capital transactions (71,280) (25,164) 21,262 40,785 (98,580) (100,546)
Change in net assets 454,067 144,477 182,854 20,661 (70,281) (56,184)
Net Assets:
Beginning of period 2,202,025 2,057,548 910,434 889,773 442,373 498,557
End of period $ 2,656,092 $ 2,202,025 $ 1,093,288 $ 910,434 $ 372,092 $ 442,373

68
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Aggressive Growth Fund Victory Capital Growth Fund
Victory Global Managed Volatility
Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 150,657 $ 133,187 $ 53,714 $ 50,589 $ 1,895 $ 444
Distributions reinvested 111,076 117,605 103,132 105,913 2,005 333
Cost of shares redeemed (332,437) (277,941) (135,524) (115,814) (2,108) (1,709)
Total Fund Shares $ (70,704) $ (27,149) $ 21,322 $ 40,688 $ 1,792 $ (932)
Institutional Shares
Proceeds from shares issued $ 228,413 $ 4,665 $ 303 $ 400 $ — $ — (a)
Distributions reinvested 495 488 225 252 64,456 15,850
Cost of shares redeemed (229,484) (3,168) (588) (555) (164,828) (115,464)
Total Institutional Shares $ (576) $ 1,985 $ (60) $ 97 $ (100,372) $ (99,614)
Change in net assets resulting from
capital transactions $ (71,280) $ (25,164) $ 21,262 $ 40,785 $ (98,580) $ (100,546)
Share Transactions:
Fund Shares
Issued 2,032 2,057 3,793 3,772 164 41
Reinvested 1,486 1,703 7,469 8,099 192 30
Redeemed (4,472) (4,303) (9,563) (8,660) (194) (158)
Total Fund Shares (954) (543) 1,699 3,211 162 (87)
Institutional Shares
Issued 2,908 72 21 29 — — (b)
Reinvested 6 7 16 19 6,001 1,404
Redeemed (2,906) (48) (41) (41) (13,533) (10,092)
Total Institutional Shares 8 31 (4) 7 (7,532) (8,688)
Change in Shares (946) (512) 1,695 3,218 (7,370) (8,775)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand shares.

69
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund Victory Growth Fund Victory Income Stock Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 19,674 $ 20,564 $ (10,331) $ (9,502) $ 51,007 $ 56,169
Net realized gains (losses) 227,808 196,046 279,034 300,655 212,203 303,190
Net change in unrealized
appreciation/depreciation 262,039 (36,760) 308,585 57,467 334,700 (201,011)
Change in net assets resulting from
operations 509,521 179,850 577,288 348,620 597,910 158,348
Distributions to Shareholders:
Fund Shares (165,644) (349,659) (237,515) (220,322) (170,623) (284,645)
Institutional Shares (428) (923) (16,870) (31,159) (76,187) (131,974)
Change in net assets resulting from
distributions to shareholders (166,072) (350,582) (254,385) (251,481) (246,810) (416,619)
Change in net assets resulting from
capital transactions (13,531) 182,368 (121,633) (226,536) (64,471) 56,165
Change in net assets 329,918 11,636 201,270 (129,397) 286,629 (202,106)
Net Assets:
Beginning of period 1,878,468 1,866,832 2,229,415 2,358,812 2,395,246 2,597,352
End of period $ 2,208,386 $ 1,878,468 $ 2,430,685 $ 2,229,415 $ 2,681,875 $ 2,395,246

70
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund Victory Growth Fund Victory Income Stock Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 87,210 $ 85,197 $ 96,119 $ 100,193 $ 63,168 $ 69,581
Distributions reinvested 162,220 342,743 234,039 217,024 164,316 275,249
Cost of shares redeemed (263,547) (246,197) (306,514) (285,907) (230,083) (219,570)
Total Fund Shares $ (14,117) $ 181,743 $ 23,644 $ 31,310 $ (2,599) $ 125,260
Institutional Shares
Proceeds from shares issued $ 1,161 $ 1,965 $ 25,499 $ 25,296 $ 45,161 $ 65,183
Distributions reinvested 402 890 16,702 30,960 76,065 131,709
Cost of shares redeemed (977) (2,230) (187,478) (314,102) (183,098) (265,987)
Total Institutional Shares $ 586 $ 625 $ (145,277) $ (257,846) $ (61,872) $ (69,095)
Change in net assets resulting from
capital transactions $ (13,531) $ 182,368 $ (121,633) $ (226,536) $ (64,471) $ 56,165
Share Transactions:
Fund Shares
Issued 3,418 3,345 2,344 2,626 3,351 3,599
Reinvested 6,403 14,074 5,816 5,443 8,899 15,009
Redeemed (10,331) (9,711) (7,483) (7,525) (12,232) (11,434)
Total Fund Shares (510) 7,708 677 544 18 7,174
Institutional Shares
Issued 44 76 629 700 2,403 3,517
Reinvested 16 36 417 779 4,130 7,194
Redeemed (38) (86) (4,756) (8,008) (9,680) (13,753)
Total Institutional Shares 22 26 (3,710) (6,529) (3,147) (3,042)
Change in Shares (488) 7,734 (3,033) (5,985) (3,129) 4,132

71
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund Victory Small Cap Stock Fund Victory Value Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (8,905) $ (7,953) $ 3,814 $ 2,131 $ 16,188 $ 16,552
Net realized gains (losses) 161,881 106,036 96,208 59,868 114,321 159,743
Net change in unrealized
appreciation/depreciation 286,016 25,448 171,903 (90,372) 182,706 (91,790)
Change in net assets resulting from
operations 438,992 123,531 271,925 (28,373) 313,215 84,505
Distributions to Shareholders:
Fund Shares (114,943) — (36,669) (32,013) (82,083) (99,163)
Institutional Shares — — (21,690) (16,423) (56,237) (62,200)
Class A (5,062) — — — — —
Change in net assets resulting from
distributions to shareholders (120,005) — (58,359) (48,436) (138,320) (161,363)
Change in net assets resulting from
capital transactions (14,236) (134,845) (30,960) (57,447) 24,699 59,609
Change in net assets 304,751 (11,314) 182,606 (134,256) 199,594 (17,249)
Net Assets:
Beginning of period 1,104,070 1,115,384 720,116 854,372 1,233,878 1,251,127
End of period $ 1,408,821 $ 1,104,070 $ 902,722 $ 720,116 $ 1,433,472 $ 1,233,878

72
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund Victory Small Cap Stock Fund Victory Value Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 58,963 $ 54,895 $ 23,717 $ 26,072 $ 34,072 $ 35,717
Distributions reinvested 112,402 — 36,155 31,583 80,979 97,962
Cost of shares redeemed (183,441) (179,908) (102,893) (99,393) (121,369) (113,856)
Total Fund Shares $ (12,076) $ (125,013) $ (43,021) $ (41,738) $ (6,318) $ 19,823
Institutional Shares
Proceeds from shares issued $ — $ — $ 9,107 $ 14,385 $ 20,417 $ 18,378
Distributions reinvested — — 21,688 16,415 56,212 62,173
Cost of shares redeemed — — (18,734) (46,509) (45,612) (40,765)
Total Institutional Shares $ — $ — $ 12,061 $ (15,709) $ 31,017 $ 39,786
Class A
Proceeds from shares issued $ 959 $ 1,019 $ — $ — $ — $ —
Distributions reinvested 4,933 — — — — —
Cost of shares redeemed (8,052) (10,851) — — — —
Total Class A $ (2,160) $ (9,832) $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ (14,236) $ (134,845) $ (30,960) $ (57,447) $ 24,699 $ 59,609
Share Transactions:
Fund Shares
Issued 1,794 1,940 1,731 1,926 1,705 1,790
Reinvested 3,416 — 2,623 2,266 4,103 5,087
Redeemed (5,589) (6,390) (7,552) (7,371) (6,057) (5,723)
Total Fund Shares (379) (4,450) (3,198) (3,179) (249) 1,154
Institutional Shares
Issued — — 660 1,115 1,024 962
Reinvested — — 1,534 1,151 2,846 3,224
Redeemed — — (1,305) (3,192) (2,213) (1,968)
Total Institutional Shares — — 889 (926) 1,657 2,218
Class A
Issued 33 39 — — — —
Reinvested 162 — — — — —
Redeemed (268) (418) — — — —
Total Class A (73) (379) — — — —
Change in Shares (452) (4,829) (2,309) (4,105) 1,408 3,372

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
73
See notes to financial statements.
Victory Aggressive Growth Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $61.83 $56.96 $41.82 $41.79 $61.22 $46.02
Investment Activities:
Net investment income (loss)(b) (0.22) (0.14) (0.09) (0.03) (0.15) (0.15)
Net realized and unrealized gains (losses) 18.32 8.46 15.23 0.90 (12.92) 15.45
Total from Investment Activities 18.10 8.32 15.14 0.87 (13.07) 15.30
Distributions to Shareholders from:
Net realized gains (3.32) (3.45) — (0.84) (6.36) (0.10)
Total Distributions (3.32) (3.45) — (0.84) (6.36) (0.10)
Net Asset Value, End of Period $76.61 $61.83 $56.96 $41.82 $41.79 $61.22
Total Return(c)(d) 29.41% 13.97% 36.20% 2.31% (23.75)% 33.27%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.64% 0.64% 0.68% 0.63% 0.63%
Net Investment Income (Loss)(e) (0.29)% (0.22)% (0.17)% (0.12)% (0.29)% (0.28)%
Gross Expenses(e)(f) 0.65% 0.64% 0.64% 0.68% 0.63% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $2,643,186 $2,192,112 $2,050,192 $1,600,944 $1,648,078 $2,307,263
Portfolio Turnover(c)(g) 35%(h) 30% 45% 37% 65% 46%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
74
See notes to financial statements.
Victory Aggressive Growth Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $63.16 $58.16 $42.69 $42.60 $62.27 $46.82
Investment Activities:
Net investment income (loss)(b) (0.27) (0.19) (0.08) 0.01 (0.18) (0.17)
Net realized and unrealized gains (losses) 18.69 8.64 15.55 0.92 (13.13) 15.72
Total from Investment Activities 18.42 8.45 15.47 0.93 (13.31) 15.55
Distributions to Shareholders from:
Net realized gains (3.32) (3.45) — (0.84) (6.36) (0.10)
Total Distributions (3.32) (3.45) — (0.84) (6.36) (0.10)
Net Asset Value, End of Period $78.26 $63.16 $58.16 $42.69 $42.60 $62.27
Total Return(c)(d) 29.29% 13.90% 36.24% 2.41% (23.73)% 33.24%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.72% 0.71% 0.63% 0.53% 0.66% 0.66%
Net Investment Income (Loss)(e) (0.35)% (0.29)% (0.16)% 0.03% (0.33)% (0.32)%
Gross Expenses(e)(f) 0.81% 0.87% 0.91% 1.28% 0.72% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $12,906 $9,913 $7,356 $3,109 $3,706 $20,405
Portfolio Turnover(c)(g) 35%(h) 30% 45% 37% 65% 46%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Excludes impact of in-kind transactions.

75
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Capital Growth Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $12.60 $12.89 $11.00 $11.30 $13.67 $10.62
Investment Activities:
Net investment income (loss)(b) 0.13 0.13 0.15 0.12 0.19 0.13
Net realized and unrealized gains (losses) 3.55 1.17 1.87 0.38 (0.95) 3.28
Total from Investment Activities 3.68 1.30 2.02 0.50 (0.76) 3.41
Distributions to Shareholders from:
Net investment income (0.15) (0.26) (0.13) (0.11) (0.16) (0.12)
Net realized gains (1.35) (1.33) — (0.69) (1.45) (0.24)
Total Distributions (1.50) (1.59) (0.13) (0.80) (1.61) (0.36)
Net Asset Value, End of Period $14.78 $12.60 $12.89 $11.00 $11.30 $13.67
Total Return(c)(d) 30.18% 9.80% 18.46% 4.63% (6.74)% 32.74%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.06% 1.09% 1.13% 1.16% 1.09% 1.07%
Net Investment Income (Loss)(e) 0.91% 0.95% 1.25% 1.49% 1.52% 1.04%
Gross Expenses(e)(f) 1.06% 1.09% 1.13% 1.16% 1.09% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $1,090,737 $908,212 $887,600 $802,284 $799,210 $899,767
Portfolio Turnover(c)(g) 55% 57% 59% 41% 58% 67%(h)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory Capital Growth Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $12.74 $13.02 $11.10 $11.39 $13.81 $10.66
Investment Activities:
Net investment income (loss)(b) 0.12 0.12 0.15 0.11 0.20 0.15
Net realized and unrealized gains (losses) 3.59 1.18 1.89 0.37 (0.95) 3.35
Total from Investment Activities 3.71 1.30 2.04 0.48 (0.75) 3.50
Distributions to Shareholders from:
Net investment income (0.14) (0.25) (0.12) (0.08) (0.22) (0.11)
Net realized gains (1.35) (1.33) — (0.69) (1.45) (0.24)
Total Distributions (1.49) (1.58) (0.12) (0.77) (1.67) (0.35)
Net Asset Value, End of Period $14.96 $12.74 $13.02 $11.10 $11.39 $13.81
Total Return(c)(d) 30.10% 9.74% 18.40% 4.50% (6.68)% 33.45%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.11% 1.13% 1.16% 1.25% 1.06% 0.77%
Net Investment Income (Loss)(e) 0.87% 0.90% 1.22% 1.35% 1.58% 1.30%
Gross Expenses(e)(f) 1.82% 1.83% 1.80% 1.83% 1.66% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $2,551 $2,222 $2,173 $2,156 $2,251 $1,766
Portfolio Turnover(c)(g) 55% 57% 59% 41% 58% 67%(h)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year transition.

77
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Managed Volatility Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.93 $10.09 $9.07 $8.38 $10.78 $11.20
Investment Activities:
Net investment income (loss)(b) 0.11 0.13 0.13 0.05 0.17 0.15
Net realized and unrealized gains (losses) 2.35 1.07 1.05 0.64 (1.85) 2.15
Total from Investment Activities 2.46 1.20 1.18 0.69 (1.68) 2.30
Distributions to Shareholders from:
Net investment income (0.11) (0.17) (0.16) — (0.20) (0.11)
Net realized gains (2.04) (0.19) — — (0.52) (2.61)
Total Distributions (2.15) (0.36) (0.16) — (0.72) (2.72)
Net Asset Value, End of Period $11.24 $10.93 $10.09 $9.07 $8.38 $10.78
Total Return(c)(d) 24.19% 11.89% 13.07% 8.23% (15.78)% 21.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 0.99% 1.20% 1.40% 1.78% 1.77% 1.26%
Gross Expenses(e)(f) 1.13% 1.15% 1.24% 1.39% 1.13% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $11,652 $9,564 $9,709 $9,574 $9,065 $12,183
Portfolio Turnover(c)(g) 77% 37% 24% 7% 26% 40%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory Global Managed Volatility Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $11.17 $10.30 $9.26 $8.54 $10.98 $11.35
Investment Activities:
Net investment income (loss)(b) 0.14 0.16 0.16 0.06 0.19 0.18
Net realized and unrealized gains (losses) 2.40 1.09 1.06 0.66 (1.90) 2.19
Total from Investment Activities 2.54 1.25 1.22 0.72 (1.71) 2.37
Distributions to Shareholders from:
Net investment income (0.13) (0.19) (0.18) — (0.21) (0.13)
Net realized gains (2.04) (0.19) — — (0.52) (2.61)
Total Distributions (2.17) (0.38) (0.18) — (0.73) (2.74)
Net Asset Value, End of Period $11.54 $11.17 $10.30 $9.26 $8.54 $10.98
Total Return(c)(d) 24.39% 12.15% 13.22% 8.43% (15.70)% 21.34%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(e) 1.18% 1.39% 1.60% 1.98% 1.96% 1.45%
Gross Expenses(e)(f) 0.80% 0.79% 0.77% 0.80% 0.78% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $360,440 $432,809 $488,848 $491,685 $471,568 $594,164
Portfolio Turnover(c)(g) 77% 37% 24% 7% 26% 40%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

79
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth & Income Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $22.54 $24.70 $20.05 $22.05 $26.78 $20.41
Investment Activities:
Net investment income (loss)(b) 0.24 0.26 0.21 0.19 0.21 0.15
Net realized and unrealized gains (losses) 5.95 2.39 4.66 0.12 (1.86) 6.40
Total from Investment Activities 6.19 2.65 4.87 0.31 (1.65) 6.55
Distributions to Shareholders from:
Net investment income (0.24) (0.24) (0.22) (0.16) (0.22) (0.18)
Net realized gains (1.83) (4.57) — (2.15) (2.86) —
Total Distributions (2.07) (4.81) (0.22) (2.31) (3.08) (0.18)
Net Asset Value, End of Period $26.66 $22.54 $24.70 $20.05 $22.05 $26.78
Total Return(c)(d) 28.04% 9.45% 24.37% 1.84% (7.41)% 32.24%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.86% 0.85% 0.82% 0.81% 0.81%
Net Investment Income (Loss)(e) 0.93% 1.03% 0.93% 1.27% 0.84% 0.63%
Gross Expenses(e)(f) 0.83% 0.86% 0.85% 0.82% 0.81% 0.81%
Supplemental Data:
Net Assets at end of period (000's) $2,202,475 $1,873,985 $1,862,561 $1,616,531 $1,672,669 $1,934,246
Portfolio Turnover(c)(g) 45% 61% 75% 43% 71% 62%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Growth & Income Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $22.59 $24.74 $20.10 $22.12 $26.75 $20.38
Investment Activities:
Net investment income (loss)(b) 0.24 0.25 0.17 0.31 0.16 0.15
Net realized and unrealized gains (losses) 5.95 2.39 4.67 0.12 (1.67) 6.40
Total from Investment Activities 6.19 2.64 4.84 0.43 (1.51) 6.55
Distributions to Shareholders from:
Net investment income (0.24) (0.22) (0.20) (0.30) (0.26) (0.18)
Net realized gains (1.83) (4.57) — (2.15) (2.86) —
Total Distributions (2.07) (4.79) (0.20) (2.45) (3.12) (0.18)
Net Asset Value, End of Period $26.71 $22.59 $24.74 $20.10 $22.12 $26.75
Total Return(c)(d) 27.96% 9.43% 24.17% 2.47% (6.77)% 32.32%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.93% 1.01% 0.04% 0.72% 0.79%
Net Investment Income (Loss)(e) 0.92% 0.96% 0.76% 2.07% 0.59% 0.65%
Gross Expenses(e)(f) 1.24% 1.32% 1.37% 0.44% 0.74% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $5,911 $4,483 $4,271 $3,958 $5,193 $213,041
Portfolio Turnover(c)(g) 45% 61% 75% 43% 71% 62%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

81
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $35.27 $34.10 $27.55 $27.66 $39.27 $30.85
Investment Activities:
Net investment income (loss)(b) (0.17) (0.14) (0.11) (0.06) (0.14) (0.13)
Net realized and unrealized gains (losses) 9.61 5.34 8.75 1.55 (7.72) 10.03
Total from Investment Activities 9.44 5.20 8.64 1.49 (7.86) 9.90
Distributions to Shareholders from:
Net realized gains (4.32) (4.03) (2.09) (1.60) (3.75) (1.48)
Total Distributions (4.32) (4.03) (2.09) (1.60) (3.75) (1.48)
Net Asset Value, End of Period $40.39 $35.27 $34.10 $27.55 $27.66 $39.27
Total Return(c)(d) 26.80% 13.90% 31.96% 6.19% (22.11)% 32.87%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.88% 0.89% 0.89% 0.88% 0.84% 0.84%
Net Investment Income (Loss)(e) (0.40)% (0.38)% (0.36)% (0.33)% (0.43)% (0.38)%
Gross Expenses(e)(f) 0.88% 0.89% 0.89% 0.88% 0.84% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $2,360,358 $2,037,463 $1,951,058 $1,594,565 $1,606,239 $2,224,130
Portfolio Turnover(c)(g) 15% 22% 35% 33% 62% 40%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Growth Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $35.17 $34.02 $27.49 $27.59 $39.17 $30.77
Investment Activities:
Net investment income (loss)(b) (0.18) (0.15) (0.11) (0.05) (0.13) (0.13)
Net realized and unrealized gains (losses) 9.57 5.33 8.73 1.55 (7.70) 10.01
Total from Investment Activities 9.39 5.18 8.62 1.50 (7.83) 9.88
Distributions to Shareholders from:
Net realized gains (4.32) (4.03) (2.09) (1.60) (3.75) (1.48)
Total Distributions (4.32) (4.03) (2.09) (1.60) (3.75) (1.48)
Net Asset Value, End of Period $40.24 $35.17 $34.02 $27.49 $27.59 $39.17
Total Return(c)(d) 26.74% 13.87% 32.00% 6.21% (22.09)% 32.89%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.93% 0.91% 0.88% 0.82% 0.83% 0.83%
Net Investment Income (Loss)(e) (0.45)% (0.39)% (0.35)% (0.25)% (0.41)% (0.36)%
Gross Expenses(e)(f) 0.94% 0.92% 0.89% 0.83% 0.83% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $70,327 $191,952 $407,754 $442,894 $1,199,990 $1,338,685
Portfolio Turnover(c)(g) 15% 22% 35% 33% 62% 40%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

83
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Stock Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $17.27 $19.31 $17.44 $18.75 $20.18 $15.73
Investment Activities:
Net investment income (loss)(b) 0.37 0.42 0.42 0.34 0.40 0.34
Net realized and unrealized gains (losses) 3.98 0.81 2.52 0.01 0.21 4.45
Total from Investment Activities 4.35 1.23 2.94 0.35 0.61 4.79
Distributions to Shareholders from:
Net investment income (0.38) (0.40) (0.44) (0.29) (0.43) (0.33)
Net realized gains (1.45) (2.87) (0.63) (1.37) (1.61) (0.01)
Total Distributions (1.83) (3.27) (1.07) (1.66) (2.04) (0.34)
Net Asset Value, End of Period $19.79 $17.27 $19.31 $17.44 $18.75 $20.18
Total Return(c)(d) 26.16% 5.65% 17.37% 1.82% 2.75% 30.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.72% 0.75% 0.75% 0.74% 0.70% 0.70%
Net Investment Income (Loss)(e) 1.96% 2.15% 2.32% 2.55% 2.04% 1.90%
Gross Expenses(e)(f) 0.72% 0.75% 0.75% 0.74% 0.70% 0.70%
Supplemental Data:
Net Assets at end of period (000's) $1,913,382 $1,669,943 $1,727,892 $1,604,350 $1,670,838 $1,740,731
Portfolio Turnover(c)(g) 59% 76% 58% 32% 50% 53%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Income Stock Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $17.24 $19.27 $17.41 $18.72 $20.15 $15.71
Investment Activities:
Net investment income (loss)(b) 0.37 0.41 0.42 0.34 0.40 0.34
Net realized and unrealized gains (losses) 3.96 0.82 2.51 0.02 0.21 4.44
Total from Investment Activities 4.33 1.23 2.93 0.36 0.61 4.78
Distributions to Shareholders from:
Net investment income (0.38) (0.39) (0.44) (0.30) (0.43) (0.33)
Net realized gains (1.45) (2.87) (0.63) (1.37) (1.61) (0.01)
Total Distributions (1.83) (3.26) (1.07) (1.67) (2.04) (0.34)
Net Asset Value, End of Period $19.74 $17.24 $19.27 $17.41 $18.72 $20.15
Total Return(c)(d) 26.09% 5.71% 17.35% 1.83% 2.77% 30.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.73% 0.76% 0.74% 0.72% 0.68% 0.68%
Net Investment Income (Loss)(e) 1.96% 2.14% 2.33% 2.57% 2.05% 1.91%
Gross Expenses(e)(f) 0.73% 0.76% 0.75% 0.73% 0.69% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $768,493 $725,303 $869,460 $804,090 $953,444 $1,078,555
Portfolio Turnover(c)(g) 59% 76% 58% 32% 50% 53%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

85
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Science & Technology Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $26.93 $24.35 $19.02 $19.87 $36.68 $28.93
Investment Activities:
Net investment income (loss)(b) (0.22) (0.18) (0.16) (0.09) (0.17) (0.26)
Net realized and unrealized gains (losses) 11.14 2.76 5.49 (0.76) (12.03) 9.92
Total from Investment Activities 10.92 2.58 5.33 (0.85) (12.20) 9.66
Distributions to Shareholders from:
Net realized gains (3.09) — — — (4.61) (1.91)
Total Distributions (3.09) — — — (4.61) (1.91)
Net Asset Value, End of Period $34.76 $26.93 $24.35 $19.02 $19.87 $36.68
Total Return(c)(d) 41.15% 10.64% 28.02% (4.33)% (37.07)% 33.71%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.96% 0.97% 0.97% 0.95% 0.99%
Net Investment Income (Loss)(e) (0.66)% (0.64)% (0.71)% (0.63)% (0.64)% (0.76)%
Gross Expenses(e)(f) 0.95% 0.96% 0.97% 0.97% 0.95% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $1,354,650 $1,059,822 $1,066,594 $935,858 $1,067,016 $1,923,477
Portfolio Turnover(c)(g) 42% 31% 75% 56% 46% 43%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory Science & Technology Fund
Class A
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $25.17 $22.83 $17.88 $18.72 $34.93 $27.71
Investment Activities:
Net investment income (loss)(b) (0.30) (0.25) (0.21) (0.12) (0.24) (0.35)
Net realized and unrealized gains (losses) 10.38 2.59 5.16 (0.72) (11.36) 9.48
Total from Investment Activities 10.08 2.34 4.95 (0.84) (11.60) 9.13
Distributions to Shareholders from:
Net realized gains (3.09) — — — (4.61) (1.91)
Total Distributions (3.09) — — — (4.61) (1.91)
Net Asset Value, End of Period $32.16 $25.17 $22.83 $17.88 $18.72 $34.93
Total Return(c)(d) 40.72% 10.25% 27.68% (4.49)% (37.26)% 33.27%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.28% 1.28% 1.26%(g) 1.24% 1.24% 1.30%
Net Investment Income (Loss)(e) (0.99)% (0.96)% (1.00)% (0.90)% (0.93)% (1.07)%
Gross Expenses(e)(f) 1.28% 1.28% 1.26% 1.25% 1.24% 1.30%
Supplemental Data:
Net Assets at end of period (000's) $54,171 $44,248 $48,790 $46,211 $56,350 $109,245
Portfolio Turnover(c)(h) 42% 31% 75% 56% 46% 43%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

87
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Small Cap Stock Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $11.62 $12.94 $11.58 $12.63 $21.25 $14.88
Investment Activities:
Net investment income (loss)(b) 0.06 0.02 0.03 0.03 (0.01) (0.01)
Net realized and unrealized gains (losses) 4.45 (0.55) 1.35 (0.38) (2.14) 7.95
Total from Investment Activities 4.51 (0.53) 1.38 (0.35) (2.15) 7.94
Distributions to Shareholders from:
Net investment income (0.04) (0.13) (0.02) — — (0.14)
Net realized gains (0.97) (0.66) — (0.70) (6.47) (1.43)
Total Distributions (1.01) (0.79) (0.02) (0.70) (6.47) (1.57)
Net Asset Value, End of Period $15.12 $11.62 $12.94 $11.58 $12.63 $21.25
Total Return(c)(d) 39.71% (5.05)% 11.95% (2.83)% (13.71)% 55.25%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.01% 1.01% 1.02% 1.06% 1.08% 1.10%
Net Investment Income (Loss)(e) 0.44% 0.22% 0.28% 0.28% (0.09)% (0.04)%
Gross Expenses(e)(f) 1.01% 1.01% 1.02% 1.06% 1.08% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $555,146 $463,935 $557,429 $561,071 $623,725 $818,576
Portfolio Turnover(c)(g) 86% 70% 62% 55% 77% 85%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory Small Cap Stock Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $11.90 $13.22 $11.83 $12.88 $21.53 $15.06
Investment Activities:
Net investment income (loss)(b) 0.07 0.04 0.05 0.04 (0.01) —(c)
Net realized and unrealized gains (losses) 4.55 (0.56) 1.38 (0.39) (2.17) 8.04
Total from Investment Activities 4.62 (0.52) 1.43 (0.35) (2.18) 8.04
Distributions to Shareholders from:
Net investment income (0.05) (0.14) (0.04) — — (0.14)
Net realized gains (0.97) (0.66) — (0.70) (6.47) (1.43)
Total Distributions (1.02) (0.80) (0.04) (0.70) (6.47) (1.57)
Net Asset Value, End of Period $15.50 $11.90 $13.22 $11.83 $12.88 $21.53
Total Return(d)(e) 39.71% (4.88)% 12.05% (2.85)% (13.60)% 55.30%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.94% 0.93% 0.93% 0.96% 1.03% 1.04%
Net Investment Income (Loss)(f) 0.51% 0.30% 0.38% 0.38% (0.06)% 0.02%
Gross Expenses(f)(g) 0.96% 0.95% 0.95% 0.99% 1.04% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $347,576 $256,181 $296,943 $360,589 $351,835 $644,802
Portfolio Turnover(d)(h) 86% 70% 62% 55% 77% 85%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

89
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Value Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $18.28 $19.51 $16.77 $17.79 $18.65 $13.57
Investment Activities:
Net investment income (loss)(b) 0.24 0.25 0.24 0.18 0.23 0.21
Net realized and unrealized gains (losses) 4.41 1.13 2.72 0.12 0.03 5.12
Total from Investment Activities 4.65 1.38 2.96 0.30 0.26 5.33
Distributions to Shareholders from:
Net investment income (0.24) (0.27) (0.22) (0.20) (0.24) (0.19)
Net realized gains (1.89) (2.34) — (1.12) (0.88) (0.06)
Total Distributions (2.13) (2.61) (0.22) (1.32) (1.12) (0.25)
Net Asset Value, End of Period $20.80 $18.28 $19.51 $16.77 $17.79 $18.65
Total Return(c)(d) 26.21% 6.58% 17.78% 1.81% 1.23% 39.66%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.92% 0.95% 0.94% 0.91% 0.91% 0.92%
Net Investment Income (Loss)(e) 1.19% 1.26% 1.36% 1.41% 1.28% 1.29%
Gross Expenses(e)(f) 0.92% 0.95% 0.94% 0.91% 0.91% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $841,594 $744,091 $771,747 $729,941 $767,351 $833,149
Portfolio Turnover(c)(g) 52% 50% 42% 43% 69% 55%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Value Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $18.30 $19.53 $16.78 $17.80 $18.67 $13.58
Investment Activities:
Net investment income (loss)(b) 0.24 0.26 0.25 0.18 0.24 0.22
Net realized and unrealized gains (losses) 4.42 1.13 2.73 0.12 0.03 5.13
Total from Investment Activities 4.66 1.39 2.98 0.30 0.27 5.35
Distributions to Shareholders from:
Net investment income (0.25) (0.28) (0.23) (0.20) (0.26) (0.20)
Net realized gains (1.89) (2.34) — (1.12) (0.88) (0.06)
Total Distributions (2.14) (2.62) (0.23) (1.32) (1.14) (0.26)
Net Asset Value, End of Period $20.82 $18.30 $19.53 $16.78 $17.80 $18.67
Total Return(c)(d) 26.22% 6.60% 17.90% 1.81% 1.28% 39.83%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.91% 0.89% 0.86% 0.86% 0.84%
Net Investment Income (Loss)(e) 1.21% 1.30% 1.41% 1.46% 1.33% 1.36%
Gross Expenses(e)(f) 0.90% 0.91% 0.90% 0.87% 0.86% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $591,878 $489,787 $479,380 $436,604 $352,564 $273,446
Portfolio Turnover(c)(g) 52% 50% 42% 43% 69% 55%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios III
91
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following nine funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Aggressive Growth Fund Aggressive Growth Fund Fund Shares and Institutional Shares
Victory Capital Growth Fund Capital Growth Fund Fund Shares and Institutional Shares
Victory Global Managed Volatility Fund Global Managed Volatility Fund Fund Shares and Institutional Shares
Victory Growth & Income Fund Growth & Income Fund Fund Shares and Institutional Shares
Victory Growth Fund Growth Fund Fund Shares and Institutional Shares
Victory Income Stock Fund Income Stock Fund Fund Shares and Institutional Shares
Victory Science & Technology Fund Science & Technology Fund Fund Shares and Class A
Victory Small Cap Stock Fund Small Cap Stock Fund Fund Shares and Institutional Shares
Victory Value Fund Value Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
92
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Funds determine their net asset values. Consequently, each Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by each Fund to reflect the security’s fair value at the time the Funds determine their net asset values. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Aggressive Growth Fund
Common Stocks ............................................... $ 2,581,961 $ — $ — $ 2,581,961
Exchange-Traded Funds ......................................... 67,825 — — 67,825
Collateral for Securities Loaned ................................... 1,297 — — 1,297
Total ....................................................... $ 2,651,083 $ — $ — $ 2,651,083
Capital Growth Fund
Common Stocks ............................................... 676,880 395,257 —(a) 1,072,137
Rights ...................................................... — —(a) — —(a)
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 13,643 — — 13,643
Collateral for Securities Loaned ................................... 7,720 — — 7,720
Total ....................................................... $ 698,243 $ 395,257 $ —(a) $ 1,093,500
Global Managed Volatility Fund
Common Stocks ............................................... 255,929 113,219 —(a) 369,148
Warrants .................................................... — — —(a) —(a)
Collateral for Securities Loaned ................................... 308 — — 308
Total ....................................................... $ 256,237 $ 113,219 $ —(a) $ 369,456
Growth & Income Fund
Common Stocks ............................................... 2,195,355 — — 2,195,355
Rights ...................................................... — — —(b) —(b)
Collateral for Securities Loaned ................................... 295 — — 295
Total ....................................................... $ 2,195,650 $ — $ —(b) $ 2,195,650
Growth Fund
Common Stocks ............................................... 2,415,450 — — 2,415,450
Collateral for Securities Loaned ................................... 2,003 — — 2,003
Total ....................................................... $ 2,417,453 $ — $ — $ 2,417,453
Income Stock Fund
Common Stocks ............................................... 2,672,917 — — 2,672,917
Total ....................................................... $ 2,672,917 $ — $ — $ 2,672,917
Science & Technology Fund
Common Stocks ............................................... 1,355,888 14,631 — 1,370,519
Rights ...................................................... — — —(b) —(b)
Warrants .................................................... — — —(b) —(b)
Exchange-Traded Funds ......................................... 5,062 — — 5,062
Collateral for Securities Loaned ................................... 14,408 — — 14,408
Total ....................................................... $ 1,375,358 $ 14,631 $ —(b) $ 1,389,989
Small Cap Stock Fund
Common Stocks ............................................... 893,581 — — 893,581
Rights ...................................................... — — 1 1
Collateral for Securities Loaned ................................... 29,255 — — 29,255
Total ....................................................... $ 922,836 $ — $ 1 $ 922,837

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
93
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of April 30, 2026, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known
Level 1 Level 2 Level 3 Total
Value Fund
Common Stocks ............................................... $ 1,407,713 $ — $ — $ 1,407,713
Total ....................................................... $ 1,407,713 $ — $ — $ 1,407,713
(a) Zero market value securities.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
94
as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Aggressive Growth Fund ........................................... $ 1,261 $ — $ 1,297
Capital Growth Fund .............................................. 9,337 1,914 7,720
Global Managed Volatility Fund ...................................... 549 262 308
Growth & Income Fund ............................................ 1,055 799 295
Growth Fund .................................................... 2,027 — 2,003
Science & Technology Fund ......................................... 13,874 — 14,408
Small Cap Stock Fund ............................................. 29,866 — 29,255

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
95
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Capital Growth Fund received European Union (“EU”) reclaims related to prior years. For the year ended April 30, 2026, the Fund recognized $214 thousand related to EU reclaims and $107 thousand in interest and entitlements. These EU reclaims are reflected on the
Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event the Fund could not pass through its foreign tax credit on to shareholders in a given year but receives a tax refund from a prior tax year where the Fund previously passed foreign tax credits, the Fund may enter in a closing agreement with the Internal Revenue
Service (“IRS”) in order to pay the associated liability on behalf of the Fund's shareholders. It is expected the Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to the closing agreement liability and fees are presented on the Statement of
Assets and Liabilities as Payable to IRS for closing agreement and fees.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended April 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
Excluding U.S. Government
Securities
Purchases Sales
Aggressive Growth Fund .................................................................... $ 944,620 $ 893,232
Capital Growth Fund ....................................................................... 552,133 626,615
Global Managed Volatility Fund ............................................................... 323,105 484,463
Growth & Income Fund ..................................................................... 941,015 1,109,938
Growth Fund ............................................................................. 367,103 754,865
Income Stock Fund ........................................................................ 1,516,382 1,774,590
Science & Technology Fund .................................................................. 549,016 705,693
Small Cap Stock Fund ...................................................................... 702,667 785,717
Value Fund .............................................................................. 694,543 788,155
Associated with In-Kind Transactions
Purchases Sales
Aggressive Growth Fund ................................................................ $ — $ 221,565

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
96
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment (Global
Managed Volatility Fund is excluded from the performance adjustment). Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended April 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.*
Global Managed Volatility Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2
Income Stock Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Small Cap Stock Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Adviser Fee Tier Rates
Up to $750 million Next $750 million Over $1.5 billion
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.33%
Base Rate
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Comparative Index
Aggressive Growth Fund ............................................... Lipper Large-Cap Growth Funds
Capital Growth Fund .................................................. Lipper Global Funds
Growth & Income Fund ................................................ Lipper Multi-Cap Core Funds
Growth Fund ........................................................ Lipper Large-Cap Growth Funds
Income Stock Fund ................................................... Lipper Equity Income Funds

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
97
*  Global Managed Volatility Fund is excluded from the performance adjustment.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of each Fund and its relevant Lipper Index, rounded to the nearest basis point
.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) under which Loomis Sayles directs the investment and reinvestment of a portion of the Growth Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into a Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”), under which Wellington directs the investment and reinvestment of a portion of the Science & Technology Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Comparative Index
Science & Technology Fund ............................................. Lipper Science & Technology Funds
Small Cap Stock Fund ................................................. Lipper Small-Cap Core Funds
Value Fund ......................................................... Lipper Multi-Cap Value Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Fund Shares
Institutional
Shares Class A
Aggressive Growth Fund ........................................................... $ 834 3 N/A
as annual % rate ................................................................ 0.03% 0.02% N/A
Capital Growth Fund .............................................................. $ 121 —(a) N/A
as annual % rate ................................................................ 0.01% 0.01% N/A
Growth & Income Fund ............................................................ $ 250 —(a) N/A
as annual % rate ................................................................ 0.01% 0.01% N/A
Growth Fund .................................................................... $ 450 97 N/A
as annual % rate ................................................................ 0.02% 0.05% N/A
Income Stock Fund ............................................................... $ 116 55 N/A
as annual % rate ................................................................ 0.01% 0.01% N/A
Science & Technology Fund ......................................................... $ (497) N/A (23)
as annual % rate ................................................................ (0.04)% N/A (0.04)%
Small Cap Stock Fund ............................................................. $ (204) (109) N/A
as annual % rate ................................................................ (0.04)% (0.04)% N/A
Value Fund ..................................................................... $ 101 81 N/A
as annual % rate ................................................................ 0.01% 0.01% N/A
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
98
VCM entered into a Subadvisory Agreement with Granahan Investment Management, Inc. (“GIMI”), under which GIMI directs the investment and reinvestment of a portion of the Small Cap Stock Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of
Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. For Funds with Fund Shares and Institutional Shares the
Distributor receives no fee or other compensation for these services.
Annual Charge
Fund Shares Institutional Shares Class A
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.05% N/A
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.15%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Institutional
Shares Class A
Aggressive Growth Fund ......................................................................... 0.10% N/A
Capital Growth Fund ............................................................................ 0.10% N/A
Global Managed Volatility Fund .................................................................... 0.05% N/A
Growth & Income Fund .......................................................................... 0.10% N/A
Growth Fund .................................................................................. 0.10% N/A
Income Stock Fund ............................................................................. 0.10% N/A
Science & Technology Fund ....................................................................... N/A 0.10%
Small Cap Stock Fund ........................................................................... 0.10% N/A
Value Fund ................................................................................... 0.10% N/A

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
99
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
For the year ended April 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
Class A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Science & Technology Fund ............................................................................. $ —(a)
(a) Rounds to less than $1 thousand.
In effect until August 31, 2026
Fund Shares
Institutional
Shares Class A
Aggressive Growth Fund ............................................................. 0.75% 0.70% N/A
Capital Growth Fund ................................................................ 1.12% 1.10% N/A
Global Managed Volatility Fund ........................................................ 0.90% 0.70% N/A
Growth & Income Fund .............................................................. 0.88% 0.84% N/A
Growth Fund ...................................................................... 0.92% 0.88% N/A
Income Stock Fund ................................................................. 0.76% 0.72% N/A
Science & Technology Fund ........................................................... 1.06% N/A 1.34%
Small Cap Stock Fund ............................................................... 1.10% 0.98% N/A
Value Fund ....................................................................... 0.96% 0.88% N/A
Amount
Aggressive Growth Fund ............................................................................... $ 1
Value Fund ......................................................................................... 19

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
100
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund(s) invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
April 30, 2027 April 30, 2028 April 30, 2029 Total
Aggressive Growth Fund ............................................... $ 14 $ 16 $ 12 $ 42
Capital Growth Fund .................................................. 13 16 17 46
Global Managed Volatility Fund .......................................... 391 445 438 1,274
Growth & Income Fund ................................................ 13 20 21 54
Growth Fund ........................................................ 19 16 21 56
Income Stock Fund ................................................... 50 27 13 90
Science & Technology Fund ............................................. — — —(a) —(a)
Small Cap Stock Fund ................................................. 72 48 43 163
Value Fund ......................................................... 29 8 1 38
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
101
Sector Risk — To the extent a Fund (or Funds) focuses in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Science and Technology Investment Risk —  A mutual fund portfolio consisting of investments related to the fields of science and tech-
nology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the
Fund’s (or Funds’) investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund’s (or Funds’) portfolio are sub-
ject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated.
Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.
Large-Capitalization Stock Risk  — The Fund(s) invest in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Small-Capitalization Stock Risk — The Fund(s) is (are) subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
Investment Style Risk —  The Value Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June
24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.15%.
Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted)
available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended April 30, 2026, were as follows
(amounts in thousands):

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
102
* Based on the number of days borrowings were outstanding for the year ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
April 30, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Amount
Outstanding at
April 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Capital Growth Fund ...................................... $ — $ 7,930 5.18% $ 18,200
Global Managed Volatility Fund .............................. — 2,310 5.10% 3,800
Growth Fund ............................................ — 4,000 5.08% 4,000
Borrower or
Lender
Amount
Outstanding at
April 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Aggressive Growth Fund .......................... Borrower $ — $ 1,963 4.62% $ 3,945
Capital Growth Fund ............................. Borrower — 774 4.61% 777
Growth & Income Fund ........................... Borrower — 1,638 4.57% 2,852
Growth Fund ................................... Borrower — 6,343 4.43% 10,100
Income Stock Fund .............................. Borrower — 11,000 4.24% 15,290
Science & Technology Fund ........................ Borrower — 973 4.18% 1,450
Small Cap Stock Fund ............................ Borrower — 2,039 4.95% 2,039
Value Fund .................................... Borrower — 1,837 4.42% 3,772
Declared Paid
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
103
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of April 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
Total
Accumulated
Earnings
(Loss) Capital
Aggressive Growth Fund ..................................................................... $ (178,735) $ 178,735
Capital Growth Fund ........................................................................ (2,564) 2,564
Global Managed Volatility Fund ................................................................ (11,503) 11,503
Growth & Income Fund ...................................................................... (5,524) 5,524
Growth Fund .............................................................................. (1,813) 1,813
Income Stock Fund ......................................................................... (10,712) 10,712
Science & Technology Fund ................................................................... 3,027 (3,027)
Small Cap Stock Fund ....................................................................... (1,999) 1,999
Value Fund ............................................................................... (3,390) 3,390
Year Ended April 30, 2026
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Aggressive Growth Fund ........................................................ $ — $ 113,670 $ 113,670
Capital Growth Fund ........................................................... 14,220 90,019 104,239
Global Managed Volatility Fund ................................................... 6,794 59,722 66,516
Growth & Income Fund ......................................................... 48,905 117,167 166,072
Growth Fund ................................................................. — 254,385 254,385
Income Stock Fund ............................................................ 83,809 163,001 246,810
Science & Technology Fund ...................................................... — 120,005 120,005
Small Cap Stock Fund .......................................................... 2,808 55,551 58,359
Value Fund .................................................................. 29,770 108,550 138,320
Year Ended April 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Aggressive Growth Fund .................................................... $ — $ 120,024 $ 120,024
Capital Growth Fund ....................................................... 31,254 75,788 107,042
Global Managed Volatility Fund ............................................... 8,034 8,151 16,185
Growth & Income Fund ..................................................... 50,610 299,972 350,582
Growth Fund ............................................................. 28,930 222,551 251,481
Income Stock Fund ........................................................ 136,833 279,786 416,619
Small Cap Stock Fund ...................................................... 13,818 34,618 48,436
Value Fund .............................................................. 37,355 124,008 161,363
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Aggressive Growth Fund ...... $ — $ 108,126 $ 108,126 $ — $ (2,366) $ 1,484,859 $ 1,590,619
Capital Growth Fund ......... 4,195 42,300 46,495 (64) — 347,379 393,810
Global Managed Volatility Fund . 4,173 46,410 50,583 63 — 91,647 142,293
Growth & Income Fund ....... 27,536 118,286 145,822 — — 701,170 846,992
Growth Fund ............... — 178,360 178,360 — (2,326) 1,642,152 1,818,186
Income Stock Fund .......... 28,099 118,944 147,043 — — 585,312 732,355
Science & Technology Fund .... — 66,941 66,941 1 (3,078) 716,529 780,393
Small Cap Stock Fund ........ 24,372 27,527 51,899 — — 187,086 238,985
Value Fund ................ 18,770 64,311 83,081 — — 309,507 392,588

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
104
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, REIT adjustments, passive foreign investment company adjustments, EU reclaims, and partnership basis adjustments.
As of April 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. Subsequent Event:
The Growth Fund is a participant in a class action lawsuit in which it was named as a member of the plaintiff class. Subsequent to the Fund's most recent balance sheet date, the Growth Fund reached a settlement agreement entitling the Fund to receive a subsequent payment of approximately $320,000.  The settlement agreement was reached after the balance sheet date and does not reflect conditions that existed as of that date. Accordingly, no adjustment has been made to the financial statements for the period ended April 30, 2026.  The Growth Fund expects to record settlement proceeds of approximately $320,000 in the period in which the payment is received. The timing of the settlement proceeds is dependent upon the completion of various approvals. The Fund does not expect any additional costs or obligations in connection with this settlement.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Aggressive Growth Fund .............................. $ 1,166,224 $ 1,543,427 $ (58,568) $ 1,484,859
Capital Growth Fund ................................. 746,121 376,279 (28,900) 347,379
Global Managed Volatility Fund ......................... 277,809 103,850 (12,203) 91,647
Growth & Income Fund ............................... 1,494,480 763,166 (61,996) 701,170
Growth Fund ....................................... 775,301 1,698,705 (56,553) 1,642,152
Income Stock Fund .................................. 2,087,605 669,805 (84,493) 585,312
Science & Technology Fund ............................ 673,460 779,327 (62,798) 716,529
Small Cap Stock Fund ................................ 735,751 243,820 (56,734) 187,086
Value Fund ........................................ 1,098,206 360,780 (51,273) 309,507

105
Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Aggressive
Growth Fund, Victory Capital Growth Fund, Victory Global Managed Volatility Fund, Victory Growth & Income Fund, Victory Growth Fund,
Victory Income Stock Fund, Victory Science & Technology Fund, Victory Small Cap Stock Fund, and Victory Value Fund (the “Funds”), each a series of Victory Portfolios III, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April
30, 2026, and the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose report dated June
27, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and issuers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 25, 2026

Supplemental Information
April 30, 2026
Victory Portfolios III
106
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended April 30, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended April 30, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Capital Growth Fund ................................................................................ 49%
Global Managed Volatility Fund ........................................................................ 39%
Growth & Income Fund .............................................................................. 59%
Income Stock Fund ................................................................................. 65%
Small Cap Stock Fund ............................................................................... 26%
Value Fund ....................................................................................... 59%
Amount
Capital Growth Fund ................................................................................ $ 3,133
Global Managed Volatility Fund ........................................................................ 2,682
Growth & Income Fund .............................................................................. 29,767
Income Stock Fund ................................................................................. 31,641
Small Cap Stock Fund ............................................................................... 562
Value Fund ....................................................................................... 13,353
Amount
Aggressive Growth Fund ............................................................................. $ 113,670
Capital Growth Fund ................................................................................ 92,711
Global Managed Volatility Fund ........................................................................ 70,653
Growth & Income Fund .............................................................................. 121,868
Growth Fund ...................................................................................... 266,468
Income Stock Fund ................................................................................. 172,751
Science & Technology Fund ........................................................................... 123,064
Small Cap Stock Fund ............................................................................... 56,989
Value Fund ....................................................................................... 111,381

Victory Portfolios III
107
(Unaudited)
Supplemental Information — continued
April 30, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Aggressive Growth Fund
Victory Capital Growth Fund
Victory Global Managed Volatility Fund
Victory Growth & Income Fund
Victory Growth Fund
Victory Income Stock Fund
Victory Science & Technology Fund
Victory Small Cap Stock Fund
Victory Value Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds and the Subadvisory Agreements between:
(i) the Adviser and Loomis, Sayles & Company, LP (the “Loomis, Sayles”) with respect to the Victory Growth Fund, (ii) the Adviser and
Granahan Investment Management, Inc. (“Granahan”) with respect to the Victory Small Cap Stock Fund, and (iii) the Adviser and Wellington
Management Company LLP (“Wellington,” and together with Loomis, Sayles and Granahan, the “Subadvisers”) with respect to the Victory
Science & Technology Fund. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement and Subadvisory Agreements were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreements at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreements and the Adviser and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii)
information about the Adviser’s and the Subadvisers’ operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Funds. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the
Funds in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadvisers in providing services to the applicable Funds.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser and the Subadvisers. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadvisers is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser and
Subadvisers in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board took into account that the Adviser’s investment management services include the regular and ongoing oversight of the Subadvisers and the sub-advised portion of the applicable Funds. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
108
(Unaudited)
year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadvisers and the Adviser’s timeliness in responding to performance issues. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory Aggressive Growth Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Capital Growth Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares - which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements - was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board took into account management’s discussion of the Fund’s expenses. The
Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory Global Managed Volatility Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses, including underlying fund expenses and after any reimbursements, were equal to the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Growth & Income Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
109
(Unaudited)
expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Growth Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares, which includes advisory and administrative services and the effects of any performance adjustment, was above the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Income Stock Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Science & Technology Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, was below the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses were equal to the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the
Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Small Cap Stock Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the
Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Value Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares - which includes advisory and administrative services and the effects of any performance adjustment, was above the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory Aggressive Growth Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and five-year periods ended June 30, 2025, was below the average of its performance universe for the ten-year period ended June 30,
2025, was above its Lipper index for the one- and three-year periods ended June 30, 2025, and was below its Lipper index for the five- and ten-year periods ended June 30, 2025.

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
110
(Unaudited)
Victory Capital Growth Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory Global Managed Volatility Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory Growth & Income Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and five-year periods ended June 30, 2025, was below the average of its performance universe for the ten-year period ended June 30,
2025, was below its Lipper index for the one-, five- and ten-year periods ended June 30, 2025, and was above its Lipper index for the three-year period ended June 30, 2025.
Victory Growth Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2025, was above its Lipper index for the one- and three-year periods ended June 30, 2025, and was below its Lipper index for the five- and ten-year periods ended June 30, 2025.
Victory Income Stock Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-year period ended June 30, 2025, was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, was below its Lipper index for the one- and ten-year periods ended June 30, 2025, and was above its Lipper index for the three- and five-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the
Fund’s underperformance for certain periods.
Victory Science & Technology Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2025, was above its Lipper index for the one-year period ended June 30, 2025, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the
Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Small Cap Stock Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Value Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one- and ten-year periods ended June 30, 2025, was above the average of its performance universe for the three- and five-year periods ended June 30,
2025, was above its Lipper index for the one- and five-year periods ended June 30, 2025, and was below its Lipper index for the three- and ten-
year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the
Trustees noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to certain Funds.
The Trustees also noted that, where applicable, the Adviser pays the Funds’ subadvisory fees. The Trustees reviewed the profitability of the
Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative

Supplemental Information — continued
April 30, 2026
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111
(Unaudited)
services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Victory Aggressive Growth Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies were currently reflected in the advisory fee. With respect to the other Funds, the Board considered whether there should be changes in the management fee rate or structure in order to enable such Funds to participate in any economies of scale.
The Board took into account management’s discussion of the current advisory fee structure. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board considered the fact that the Adviser also pays the applicable Funds’ subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable; (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each
Fund and its shareholders.
SUBADVISORY AGREEMENTS
In approving the Subadvisory Agreements with respect to applicable Funds, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Funds by the Subadvisers, including the personnel providing services; (ii) the Subadvisers’
compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreements. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreements. In approving the Subadvisory Agreements, the Trustees did not identify any single factor as controlling, and each
Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds and the Subadvisers’ level of staffing. The
Trustees considered, based on the materials provided to them by the Subadvisers, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadvisers’ brokerage practices. The Board also considered the Subadvisers’ regulatory and compliance history. The Board also took into account the Subadvisers’ risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadvisers include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadvisers.
Subadviser Compensation – The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to the Subadviser of its relationship with the applicable Fund, the Trustees noted
that the fees under the applicable Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadvisers from their relationship with the Funds was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreements. For similar reasons, the Board concluded that the potential for economies of scale in the Subadvisers’
management of the Funds was not a material factor in considering the Subadvisory Agreements.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the applicable Funds with the fees that the
Subadvisers charge to comparable clients, as applicable. The Board considered that the Funds pay a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadvisers. As noted above, the Board considered each Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2025, as compared to each Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about each Fund’s performance results. The Board also considered the performance of each Subadviser. The
Board noted the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the
Subadvisers. The Board was mindful of the Adviser’s focus on each Subadviser’s performance. The Board also noted each Subadviser’s performance record for similar accounts, as applicable.

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April 30, 2026
Victory Portfolios III
112
(Unaudited)
Conclusions – The Board reached the following conclusions regarding each Subadvisory Agreement: (i) each Subadviser is qualified to manage the applicable Fund’s assets in accordance with its investment objectives and policies; (ii) the overall performance of each applicable Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable; and (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadvisers. Based on its conclusions, the Board determined that approval of the Subadvisory
Agreements with respect to the applicable Funds would be in the best interests of the Funds and their shareholders.

Victory Funds
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Columbus, Ohio 43218-2593
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(800) 235-8396
VP3-Equity-0626

April 30, 2026
Annual: Full Financials
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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory 500 Index Fund
2
Victory Extended Market Index Fund
12
Victory Nasdaq-100 Index Fund
53
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
56
Statements of Operations
58
Statements of Changes in Net Assets
59
Financial Highlights
62
Notes to Financial Statements (Form N-CSR Item 7) 70
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 80
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
81
Advisory Contract Approval (Form N-CSR Item 11)
82

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory 500 Index Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (11.3%):
Alphabet, Inc., Class A ................................................... 1,388,310 $ 534,222
Alphabet, Inc., Class C ................................................... 1,208,198 461,459
AT&T, Inc. ........................................................... 1,669,428 43,622
Charter Communications, Inc., Class A(a)(b) ................................... 19,978 3,300
Comcast Corp., Class A .................................................. 849,382 22,967
Electronic Arts, Inc. ..................................................... 53,397 10,806
Fox Corp., Class A ...................................................... 46,168 2,931
Fox Corp., Class B ...................................................... 31,410 1,791
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 4,594 364
Liberty Media Corp.-Liberty Formula One, Series C, Class C(a) ..................... 51,969 4,467
Live Nation Entertainment, Inc.(a) ........................................... 36,834 5,818
Meta Platforms, Inc., Class A .............................................. 522,450 319,692
Netflix, Inc.(a) ......................................................... 1,003,358 93,924
News Corp., Class A ..................................................... 85,290 2,245
News Corp., Class B(b) .................................................. 23,984 731
Omnicom Group, Inc. .................................................... 72,574 5,568
Pinterest, Inc., Class A(a) ................................................. 128,632 2,529
Reddit, Inc., Class A(a) ................................................... 31,805 4,683
ROBLOX Corp., Class A(a) ............................................... 145,713 8,052
Spotify Technology SA(a) ................................................. 36,058 16,102
Take-Two Interactive Software, Inc.(a) ........................................ 40,635 8,686
The Trade Desk, Inc., Class A(a) ............................................ 99,176 2,339
The Walt Disney Co. .................................................... 422,426 43,827
T-Mobile US, Inc. ...................................................... 116,117 22,701
Verizon Communications, Inc. .............................................. 1,006,942 48,363
Warner Bros Discovery, Inc.(a) ............................................. 560,733 15,168
1,686,357
Communications Equipment (1.2%):
Arista Networks, Inc.(a) .................................................. 248,170 42,861
Ciena Corp.(a) ......................................................... 33,147 17,488
Cisco Systems, Inc. ..................................................... 942,203 86,212
F5, Inc.(a) ............................................................ 13,165 4,264
Lumentum Holdings, Inc.(a) ............................................... 16,363 14,765
Motorola Solutions, Inc. .................................................. 39,290 17,249
182,839
Consumer Discretionary (9.8%):
Airbnb, Inc., Class A(a) .................................................. 96,845 13,593
Amazon.com, Inc.(a) .................................................... 2,327,844 617,018
AutoZone, Inc.(a) ....................................................... 3,929 14,553
Best Buy Co., Inc. ...................................................... 45,285 2,739
Booking Holdings, Inc. ................................................... 188,647 31,761
Burlington Stores, Inc.(a) ................................................. 14,691 4,701
Carnival Corp. ......................................................... 269,987 7,157
Carvana Co., Class A(a) .................................................. 31,963 12,651
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 306,954 10,433
D.R. Horton, Inc. ....................................................... 61,314 9,434
Darden Restaurants, Inc. .................................................. 27,032 5,422
Domino's Pizza, Inc. ..................................................... 7,763 2,635
DoorDash, Inc., Class A(a) ................................................ 84,321 14,221
DraftKings, Inc.(a) ...................................................... 109,448 2,552
eBay, Inc. ............................................................ 106,112 10,980
Expedia Group, Inc. ..................................................... 27,330 6,788
Ford Motor Co. ........................................................ 927,969 11,210
Garmin Ltd. ........................................................... 38,908 9,771
General Motors Co. ..................................................... 214,738 16,511
Genuine Parts Co. ...................................................... 31,969 3,428
Hilton Worldwide Holdings, Inc. ............................................ 56,043 18,162
Las Vegas Sands Corp. ................................................... 66,401 3,626
Lennar Corp., Class A .................................................... 49,835 4,500
Lennar Corp., Class B ................................................... 1,274 113

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 133,751 $ 31,938
Lululemon Athletica, Inc.(a) ............................................... 23,839 3,283
Marriott International, Inc., Class A .......................................... 51,678 18,691
McDonald's Corp. ...................................................... 169,666 49,812
NIKE, Inc., Class B ..................................................... 275,986 12,243
NVR, Inc.(a) .......................................................... 622 3,928
O'Reilly Automotive, Inc.(a) ............................................... 198,178 19,699
PulteGroup, Inc. ........................................................ 45,013 5,508
Rivian Automotive, Inc., Class A(a) .......................................... 190,975 3,132
Ross Stores, Inc. ....................................................... 75,318 17,157
Royal Caribbean Cruises Ltd. .............................................. 60,228 15,886
Somnigroup International, Inc. ............................................. 43,642 3,311
Starbucks Corp. ........................................................ 271,223 28,568
Tapestry, Inc. .......................................................... 47,634 6,909
Tesla, Inc.(a) .......................................................... 673,578 257,058
The Home Depot, Inc. ................................................... 237,830 78,199
The TJX Cos., Inc. ...................................................... 264,784 41,505
Tractor Supply Co. ...................................................... 123,336 4,329
Ulta Beauty, Inc.(a) ..................................................... 10,432 5,607
Viking Holdings Ltd.(a) .................................................. 48,568 3,978
Williams-Sonoma, Inc. ................................................... 27,619 5,005
Yum! Brands, Inc. ...................................................... 65,514 10,459
1,460,164
Consumer Staples (4.9%):
Altria Group, Inc. ....................................................... 398,232 28,931
Archer-Daniels-Midland Co. ............................................... 113,033 8,425
Brown-Forman Corp., Class A .............................................. 7,675 202
Brown-Forman Corp., Class B(b) ........................................... 63,939 1,648
Bunge Global SA ....................................................... 37,630 4,782
Casey's General Stores, Inc. ............................................... 8,686 7,141
Church & Dwight Co., Inc. ................................................ 55,585 5,395
Colgate-Palmolive Co. ................................................... 190,425 16,255
Constellation Brands, Inc., Class A .......................................... 35,861 5,615
Costco Wholesale Corp. .................................................. 105,878 107,416
Dollar General Corp. .................................................... 51,612 5,981
Dollar Tree, Inc.(a) ...................................................... 46,633 4,528
General Mills, Inc. ...................................................... 124,682 4,402
Kenvue, Inc. .......................................................... 453,349 7,947
Keurig Dr. Pepper, Inc. ................................................... 306,665 9,016
Kimberly-Clark Corp. .................................................... 78,407 7,718
McCormick & Co., Inc. .................................................. 61,471 3,125
Mondelez International, Inc., Class A ......................................... 304,569 18,713
Monster Beverage Corp.(a) ................................................ 165,424 12,749
PepsiCo, Inc. .......................................................... 325,388 51,571
Philip Morris International, Inc. ............................................. 371,240 61,281
Sysco Corp. ........................................................... 113,231 8,459
Target Corp. .......................................................... 107,435 13,940
The Coca-Cola Co. ...................................................... 1,021,086 80,421
The Estee Lauder Cos., Inc., Class A ......................................... 57,833 4,436
The Hershey Co. ....................................................... 34,289 6,369
The Kraft Heinz Co. ..................................................... 278,310 6,306
The Kroger Co. ........................................................ 148,817 10,130
The Procter & Gamble Co. ................................................ 555,215 81,667
Tyson Foods, Inc., Class A ................................................ 64,398 4,126
U.S. Foods Holding Corp.(a) ............................................... 51,447 4,810
Walmart, Inc. .......................................................... 1,044,634 137,819
731,324
Electronic Equipment, Instruments & Components (0.9%):
Amphenol Corp., Class A ................................................. 291,885 42,986
CDW Corp. ........................................................... 30,123 4,124
Coherent Corp.(a) ...................................................... 42,086 13,455
Corning, Inc. .......................................................... 187,968 30,872

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Jabil, Inc. ............................................................ 24,515 $ 8,274
Keysight Technologies, Inc.(a) ............................................. 40,460 14,157
TE Connectivity PLC .................................................... 69,743 14,762
Teledyne Technologies, Inc.(a) ............................................. 10,844 7,004
Trimble, Inc.(a) ........................................................ 54,524 3,670
139,304
Energy (3.6%):
Baker Hughes Co., Class A ................................................ 234,826 16,360
Cheniere Energy, Inc. .................................................... 49,613 13,641
Chevron Corp. ......................................................... 474,711 91,767
ConocoPhillips Co. ..................................................... 291,496 36,664
Coterra Energy, Inc. ..................................................... 174,322 6,260
Devon Energy Corp. ..................................................... 136,427 7,008
Diamondback Energy, Inc. ................................................ 42,124 8,662
EOG Resources, Inc. .................................................... 127,410 17,910
EQT Corp. ............................................................ 142,065 8,535
Expand Energy Corp. .................................................... 55,997 5,720
Exxon Mobil Corp. ..................................................... 994,142 153,426
Halliburton Co. ........................................................ 197,210 8,342
Kinder Morgan, Inc. ..................................................... 461,669 15,175
Marathon Petroleum Corp. ................................................ 69,954 17,369
Occidental Petroleum Corp. ............................................... 233,661 14,155
ONEOK, Inc. .......................................................... 149,431 13,817
Phillips 66 Co. ......................................................... 95,216 17,058
SLB Ltd. ............................................................. 354,945 20,189
Targa Resources Corp. ................................................... 50,255 13,070
Texas Pacific Land Corp. ................................................. 16,258 7,213
The Williams Cos., Inc. .................................................. 289,628 22,102
Valero Energy Corp. ..................................................... 70,780 17,878
532,321
Financials (12.1%):
Affirm Holdings, Inc., Class A(a) ............................................ 65,509 4,211
Aflac, Inc. ............................................................ 109,447 12,441
American Express Co. ................................................... 163,861 52,935
American International Group, Inc. .......................................... 126,885 9,491
Ameriprise Financial, Inc. ................................................. 21,584 10,248
Aon PLC, Class A ...................................................... 50,418 15,713
Apollo Global Management, Inc. ............................................ 97,122 12,502
Arch Capital Group Ltd.(a) ................................................ 81,307 7,680
Ares Management Corp., Class A ........................................... 48,736 5,722
Arthur J. Gallagher & Co. ................................................. 60,555 12,499
Bank of America Corp. ................................................... 1,711,299 91,486
Berkshire Hathaway, Inc., Class A(a) ......................................... 76 54,104
Berkshire Hathaway, Inc., Class B(a) ......................................... 331,099 156,808
BlackRock, Inc. ........................................................ 34,260 36,507
Blackstone, Inc. ........................................................ 175,184 22,000
Block, Inc., Class A(a) ................................................... 124,328 8,766
Brown & Brown, Inc. .................................................... 68,237 4,104
Capital One Financial Corp. ............................................... 147,167 28,153
Cboe Global Markets, Inc. ................................................ 24,691 7,410
Chubb Ltd. ........................................................... 92,752 30,330
Cincinnati Financial Corp. ................................................ 36,046 5,897
Citigroup, Inc. ......................................................... 416,561 53,311
Citizens Financial Group, Inc. .............................................. 99,397 6,466
CME Group, Inc., Class A ................................................. 85,153 24,509
Coinbase Global, Inc., Class A(a) ........................................... 50,901 9,558
Corebridge Financial, Inc. ................................................. 90,545 2,494
Corpay, Inc.(a) ......................................................... 15,431 4,729
Erie Indemnity Co., Class A ............................................... 5,674 1,242
Fidelity National Information Services, Inc. .................................... 121,131 5,636
Fifth Third Bancorp ..................................................... 213,143 10,819
First Citizens Bancshares, Inc., Class A ....................................... 1,819 3,609

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fiserv, Inc.(a) .......................................................... 125,379 $ 7,855
Global Payments, Inc. .................................................... 54,870 3,948
Huntington Bancshares, Inc. ............................................... 478,175 8,014
Interactive Brokers Group, Inc., Class A ....................................... 102,183 8,124
Intercontinental Exchange, Inc. ............................................. 134,519 21,266
JPMorgan Chase & Co. .................................................. 642,467 201,240
KeyCorp ............................................................. 256,011 5,660
KKR & Co., Inc. ....................................................... 163,210 17,029
Loews Corp. .......................................................... 39,695 4,470
LPL Financial Holdings, Inc. ............................................... 18,763 6,269
M&T Bank Corp. ....................................................... 35,125 7,679
Markel Group, Inc.(a) .................................................... 2,901 5,142
Marsh & McLennan Cos., Inc. ............................................. 115,258 19,330
Mastercard, Inc., Class A ................................................. 194,356 97,746
MetLife, Inc. .......................................................... 129,210 10,350
Moody's Corp. ......................................................... 42,134 19,460
Morgan Stanley ........................................................ 288,266 54,941
MSCI, Inc., Class A ..................................................... 16,810 9,942
Nasdaq, Inc. .......................................................... 106,156 9,757
Northern Trust Corp. .................................................... 43,157 7,179
PayPal Holdings, Inc. .................................................... 218,434 10,952
Principal Financial Group, Inc. ............................................. 50,602 5,106
Prudential Financial, Inc. ................................................. 82,140 8,059
Raymond James Financial, Inc. ............................................. 41,684 6,599
Regions Financial Corp. .................................................. 202,998 5,796
Robinhood Markets, Inc., Class A(a) ......................................... 181,577 13,235
Rocket Cos., Inc., Class A(a) ............................................... 196,669 2,875
S&P Global, Inc. ....................................................... 71,139 30,677
SoFi Technologies, Inc.(a)(b) .............................................. 295,212 4,753
State Street Corp. ....................................................... 65,719 10,044
Synchrony Financial ..................................................... 81,626 6,220
T. Rowe Price Group, Inc. ................................................. 50,319 5,177
The Allstate Corp. ...................................................... 61,388 13,337
The Bank of New York Mellon Corp. ......................................... 163,331 21,947
The Carlyle Group, Inc. .................................................. 60,481 3,028
The Charles Schwab Corp. ................................................ 393,641 36,073
The Goldman Sachs Group, Inc. ............................................ 70,534 65,157
The Hartford Insurance Group, Inc. .......................................... 65,134 8,911
The PNC Financial Services Group, Inc. ...................................... 95,758 21,354
The Progressive Corp. ................................................... 139,408 28,060
The Travelers Cos., Inc. .................................................. 51,202 15,624
Toast, Inc., Class A(a) .................................................... 112,665 3,213
Truist Financial Corp. .................................................... 296,669 15,278
U.S. Bancorp .......................................................... 369,389 20,930
Visa, Inc., Class A ...................................................... 401,190 132,329
W.R. Berkley Corp. ..................................................... 51,423 3,437
Wells Fargo & Co. ...................................................... 735,893 60,512
Willis Towers Watson PLC ................................................ 22,210 5,690
1,801,154
Health Care (8.6%):
Abbott Laboratories ..................................................... 457,151 41,505
AbbVie, Inc. .......................................................... 422,233 89,226
Agilent Technologies, Inc. ................................................. 66,740 7,712
Alnylam Pharmaceuticals, Inc.(a) ........................................... 31,181 9,650
Amgen, Inc. ........................................................... 128,498 44,492
Becton Dickinson & Co. .................................................. 67,465 10,055
Biogen, Inc.(a) ......................................................... 34,419 6,515
Boston Scientific Corp.(a) ................................................. 352,019 20,280
Bristol-Myers Squibb Co. ................................................. 484,565 29,360
Cardinal Health, Inc. .................................................... 55,750 10,753
Cencora, Inc. .......................................................... 46,078 14,192
Centene Corp.(a) ....................................................... 113,029 6,069
CVS Health Corp. ...................................................... 302,938 25,232

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Danaher Corp. ......................................................... 153,896 $ 27,540
Dexcom, Inc.(a) ........................................................ 88,911 5,295
Edwards Lifesciences Corp.(a) ............................................. 136,009 11,357
Elevance Health, Inc. .................................................... 52,423 19,733
Eli Lilly & Co. ......................................................... 203,099 189,816
GE HealthCare Technologies, Inc. ........................................... 107,554 6,544
Gilead Sciences, Inc. .................................................... 296,010 38,730
HCA Healthcare, Inc. .................................................... 36,058 15,665
Humana, Inc. .......................................................... 28,405 6,716
IDEXX Laboratories, Inc.(a) ............................................... 18,696 10,485
Illumina, Inc.(a) ........................................................ 34,901 4,423
Incyte Corp.(a) ......................................................... 46,257 4,407
Insmed, Inc.(a) ......................................................... 50,400 6,871
Insulet Corp.(a) ........................................................ 16,318 2,809
Intuitive Surgical, Inc.(a) ................................................. 84,162 38,513
IQVIA Holdings, Inc.(a) .................................................. 39,733 6,293
Johnson & Johnson ..................................................... 575,616 132,305
Labcorp Holdings, Inc. ................................................... 19,330 4,964
McKesson Corp. ....................................................... 29,202 23,805
Medtronic PLC ........................................................ 305,972 24,775
Merck & Co., Inc. ...................................................... 589,912 64,407
Mettler-Toledo International, Inc.(a) ......................................... 4,763 6,080
Natera, Inc.(a) ......................................................... 31,851 6,566
Pfizer, Inc. ............................................................ 1,356,833 36,227
Quest Diagnostics, Inc. ................................................... 25,730 4,997
Regeneron Pharmaceuticals, Inc. ............................................ 24,241 17,140
ResMed, Inc. .......................................................... 34,168 7,305
STERIS PLC .......................................................... 23,008 4,990
Stryker Corp. .......................................................... 85,751 27,023
Tenet Healthcare Corp.(a) ................................................. 20,114 3,563
The Cigna Group ....................................................... 61,704 17,930
The Cooper Cos., Inc.(a) .................................................. 45,101 2,837
Thermo Fisher Scientific, Inc. .............................................. 88,589 42,431
United Therapeutics Corp.(a) .............................................. 9,987 5,706
UnitedHealth Group, Inc. ................................................. 216,479 80,201
Veeva Systems, Inc., Class A(a) ............................................. 35,244 5,497
Vertex Pharmaceuticals, Inc.(a) ............................................. 60,411 25,818
Waters Corp.(a) ........................................................ 23,192 7,172
West Pharmaceutical Services, Inc. .......................................... 16,811 5,003
Zimmer Biomet Holdings, Inc. ............................................. 45,825 3,777
Zoetis, Inc., Class A ..................................................... 99,713 11,464
1,282,221
Industrials (9.1%):
3M Co. .............................................................. 125,304 18,360
AMETEK, Inc. ........................................................ 54,176 12,758
Automatic Data Processing, Inc. ............................................ 95,795 20,303
Axon Enterprise, Inc.(a) .................................................. 18,045 7,250
Bloom Energy Corp., Class A(a) ............................................ 62,395 17,680
Broadridge Financial Solutions, Inc. ......................................... 27,261 4,198
C.H. Robinson Worldwide, Inc. ............................................. 27,742 5,044
Carrier Global Corp. ..................................................... 186,322 12,515
Caterpillar, Inc. ........................................................ 111,019 98,819
Cintas Corp. .......................................................... 81,401 14,222
Comfort Systems USA, Inc. ............................................... 8,260 15,201
Copart, Inc.(a) ......................................................... 208,152 6,892
CSX Corp. ............................................................ 442,257 20,092
Cummins, Inc. ......................................................... 32,809 22,015
Curtiss-Wright Corp. .................................................... 8,664 6,240
Deere & Co. .......................................................... 59,712 35,222
Delta Air Lines, Inc. ..................................................... 154,202 10,484
Dover Corp. ........................................................... 31,663 7,169
Eaton Corp. PLC ....................................................... 92,442 40,028
EMCOR Group, Inc. .................................................... 10,410 9,282

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Emerson Electric Co. .................................................... 133,539 $ 18,754
Equifax, Inc. .......................................................... 28,093 4,887
Expeditors International of Washington, Inc. .................................... 31,155 4,608
Fastenal Co. ........................................................... 272,387 12,238
FedEx Corp. .......................................................... 51,247 20,668
Ferguson Enterprises, Inc. ................................................. 46,130 12,350
Fortive Corp. .......................................................... 71,874 4,297
FTAI Aviation Ltd. ...................................................... 23,751 5,930
GE Vernova, Inc. ....................................................... 64,383 69,756
General Dynamics Corp. .................................................. 64,058 22,055
General Electric Co. ..................................................... 250,057 72,499
Graco, Inc. ........................................................... 38,194 3,066
HEICO Corp. .......................................................... 9,849 2,658
HEICO Corp., Class A ................................................... 17,904 3,742
Honeywell International, Inc. .............................................. 151,605 32,494
Howmet Aerospace, Inc. .................................................. 94,602 22,992
Hubbell, Inc., Class B .................................................... 12,515 6,360
Illinois Tool Works, Inc. .................................................. 68,421 17,653
Ingersoll Rand, Inc. ..................................................... 92,493 7,387
J.B. Hunt Transport Services, Inc. ........................................... 17,631 4,435
Jacobs Solutions, Inc. .................................................... 27,858 3,605
Johnson Controls International PLC .......................................... 145,361 21,227
L3Harris Technologies, Inc. ............................................... 44,241 14,182
Leidos Holdings, Inc. .................................................... 29,425 4,391
Lennox International, Inc. ................................................. 7,364 3,939
Lockheed Martin Corp. ................................................... 54,865 28,418
Norfolk Southern Corp. .................................................. 53,422 16,872
Northrop Grumman Corp. ................................................. 33,746 19,555
nVent Electric PLC ...................................................... 37,719 5,390
Old Dominion Freight Line, Inc. ............................................ 43,404 9,220
Otis Worldwide Corp. .................................................... 91,783 7,148
PACCAR, Inc. ......................................................... 122,826 14,592
Parker-Hannifin Corp. ................................................... 30,069 27,345
Paychex, Inc. .......................................................... 76,130 7,052
Pentair PLC ........................................................... 37,806 3,051
Quanta Services, Inc. .................................................... 35,272 25,670
Republic Services, Inc., Class A ............................................ 47,099 9,854
Rocket Lab Corp.(a) ..................................................... 133,173 10,988
Rockwell Automation, Inc. ................................................ 26,620 10,885
Rollins, Inc. ........................................................... 73,148 4,077
RTX Corp. ............................................................ 320,541 56,438
Snap-on, Inc. .......................................................... 11,913 4,567
Southwest Airlines Co. ................................................... 113,836 4,317
SS&C Technologies Holdings, Inc. .......................................... 48,629 3,370
Textron, Inc. .......................................................... 40,430 3,880
The Boeing Co.(a) ...................................................... 187,281 42,893
Trane Technologies PLC .................................................. 52,650 25,932
TransDigm Group, Inc. ................................................... 13,279 15,403
TransUnion ........................................................... 44,326 3,147
Uber Technologies, Inc.(a) ................................................ 471,036 35,144
Union Pacific Corp. ..................................................... 141,422 38,110
United Airlines Holdings, Inc.(a) ............................................ 75,937 6,834
United Parcel Service, Inc., Class B .......................................... 177,174 19,277
United Rentals, Inc. ..................................................... 14,885 14,287
Veralto Corp. .......................................................... 58,245 5,137
Verisk Analytics, Inc., Class A .............................................. 32,446 5,986
Vertiv Holdings Co., Class A ............................................... 89,613 29,437
W.W. Grainger, Inc. ..................................................... 10,558 12,262
Waste Management, Inc. .................................................. 95,900 22,302
Watsco, Inc. ........................................................... 8,130 3,560
Westinghouse Air Brake Technologies Corp. .................................... 40,012 10,799
Woodward, Inc. ........................................................ 13,974 5,072
XPO, Inc.(a) .......................................................... 26,827 5,905

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 57,320 $ 6,773
1,360,896
IT Services (0.9%):
Accenture PLC, Class A .................................................. 146,421 26,167
Cloudflare, Inc., Class A(a) ................................................ 74,860 15,344
Cognizant Technology Solutions Corp., Class A ................................. 112,527 5,953
CoreWeave, Inc., Class A(a)(b) ............................................. 75,882 8,468
Gartner, Inc.(a) ........................................................ 15,771 2,342
GoDaddy, Inc., Class A(a) ................................................. 30,682 2,663
International Business Machines Corp. ........................................ 223,927 51,723
MongoDB, Inc., Class A(a) ................................................ 18,177 4,559
Okta, Inc., Class A(a) .................................................... 39,136 2,882
Snowflake, Inc., Class A(a) ................................................ 78,280 10,683
Twilio, Inc., Class A(a) ................................................... 34,134 5,054
VeriSign, Inc. .......................................................... 21,421 5,755
141,593
Materials (1.7%):
Air Products and Chemicals, Inc. ............................................ 52,774 15,835
Amcor PLC ........................................................... 108,151 4,114
Corteva, Inc. .......................................................... 159,595 12,929
Dow, Inc. ............................................................ 169,021 6,844
DuPont de Nemours, Inc. ................................................. 95,624 4,366
Ecolab, Inc. ........................................................... 60,068 15,654
Freeport-McMoRan, Inc. ................................................. 340,731 19,687
International Flavors & Fragrances, Inc. ....................................... 58,825 4,129
International Paper Co. ................................................... 122,488 3,726
Linde PLC ............................................................ 110,157 55,204
LyondellBasell Industries NV, Class A ........................................ 59,989 4,475
Martin Marietta Materials, Inc. ............................................. 14,187 8,783
Newmont Corp. ........................................................ 259,321 28,808
Nucor Corp. ........................................................... 53,757 12,111
Packaging Corp. of America ............................................... 20,346 4,343
PPG Industries, Inc. ..................................................... 52,647 5,712
Reliance, Inc. .......................................................... 12,065 4,374
RPM International, Inc. .................................................. 29,439 2,999
Smurfit WestRock PLC ................................................... 122,678 4,710
Steel Dynamics, Inc. ..................................................... 31,971 7,310
The Sherwin-Williams Co. ................................................ 54,698 17,591
Vulcan Materials Co. .................................................... 30,896 9,323
253,027
Real Estate (1.8%):
American Tower Corp. ................................................... 110,827 20,249
AvalonBay Communities, Inc. .............................................. 32,871 6,015
CBRE Group, Inc., Class A(a) .............................................. 69,480 9,917
CoStar Group, Inc.(a) .................................................... 97,005 3,357
Crown Castle, Inc. ...................................................... 103,204 9,163
Digital Realty Trust, Inc. .................................................. 81,701 16,417
Equinix, Inc. .......................................................... 23,305 25,235
Equity Residential ...................................................... 88,090 5,759
Essex Property Trust, Inc. ................................................. 14,963 3,939
Extra Space Storage, Inc. ................................................. 49,375 7,077
Invitation Homes, Inc. ................................................... 141,847 4,081
Iron Mountain, Inc. ..................................................... 69,452 8,750
Mid-America Apartment Communities, Inc. .................................... 27,034 3,492
Prologis, Inc. .......................................................... 221,138 31,406
Public Storage ......................................................... 37,402 11,312
Realty Income Corp. .................................................... 221,386 14,222
SBA Communications Corp., Class A ......................................... 24,635 5,449
Simon Property Group, Inc. ............................................... 76,593 15,603
Sun Communities, Inc. ................................................... 28,434 3,635
Ventas, Inc. ........................................................... 111,844 9,827
VICI Properties, Inc., Class A .............................................. 251,836 7,354

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Welltower, Inc. ......................................................... 166,376 $ 36,160
Weyerhaeuser Co. ...................................................... 168,102 4,122
Zillow Group, Inc., Class A(a) .............................................. 8,583 383
Zillow Group, Inc., Class C(a) .............................................. 38,446 1,707
264,631
Semiconductors & Semiconductor Equipment (16.2%):
Advanced Micro Devices, Inc.(a) ............................................ 388,003 137,543
Analog Devices, Inc. .................................................... 116,329 46,795
Applied Materials, Inc. ................................................... 188,923 74,528
Astera Labs, Inc.(a) ..................................................... 31,957 6,223
Broadcom, Inc. ........................................................ 1,110,678 463,630
Credo Technology Group Holding Ltd.(a) ..................................... 38,857 6,762
First Solar, Inc.(a) ...................................................... 23,832 4,811
Intel Corp.(a) .......................................................... 1,008,936 95,324
KLA Corp. ........................................................... 31,293 54,774
Lam Research Corp. ..................................................... 297,574 76,732
Marvell Technology, Inc. ................................................. 207,606 34,286
Microchip Technology, Inc. ................................................ 125,802 11,688
Micron Technology, Inc. .................................................. 267,964 138,580
Monolithic Power Systems, Inc. ............................................ 11,142 17,988
NVIDIA Corp. ......................................................... 5,594,027 1,116,400
ON Semiconductor Corp.(a) ............................................... 92,736 9,349
QUALCOMM, Inc. ..................................................... 254,491 45,702
Teradyne, Inc. ......................................................... 36,893 12,672
Texas Instruments, Inc. ................................................... 216,303 60,799
2,414,586
Software (8.0%):
Adobe, Inc.(a) ......................................................... 97,415 23,974
AppLovin Corp., Class A(a) ............................................... 53,170 23,732
Atlassian Corp., Class A(a) ................................................ 36,651 2,514
Autodesk, Inc.(a) ....................................................... 49,976 11,844
Cadence Design Systems, Inc.(a) ............................................ 64,731 21,335
Crowdstrike Holdings, Inc., Class A(a) ....................................... 58,384 26,025
Datadog, Inc., Class A(a) ................................................. 76,453 10,106
Docusign, Inc., Class A(a) ................................................. 45,616 2,098
Dynatrace, Inc.(a) ...................................................... 68,172 2,468
Fair Isaac Corp.(a) ...................................................... 5,423 5,558
Fortinet, Inc.(a) ........................................................ 145,171 12,239
Gen Digital, Inc. ....................................................... 126,492 2,440
Guidewire Software, Inc.(a) ............................................... 19,516 2,701
HubSpot, Inc.(a) ....................................................... 11,778 2,612
Intuit, Inc. ............................................................ 64,561 25,082
Microsoft Corp. ........................................................ 1,750,014 713,621
Oracle Corp. .......................................................... 408,818 65,979
Palantir Technologies, Inc., Class A(a) ........................................ 523,061 72,763
Palo Alto Networks, Inc.(a) ................................................ 192,966 34,603
PTC, Inc.(a) ........................................................... 27,770 3,785
Roper Technologies, Inc. .................................................. 24,295 8,620
Salesforce, Inc. ........................................................ 214,367 37,842
ServiceNow, Inc.(a) ..................................................... 247,276 21,837
Strategy, Inc., Class A(a) .................................................. 74,558 12,336
Synopsys, Inc.(a) ....................................................... 43,628 21,055
Tyler Technologies, Inc.(a) ................................................ 9,993 3,409
Unity Software, Inc.(a) ................................................... 80,170 2,118
Workday, Inc., Class A(a) ................................................. 49,209 6,023
Zoom Communications, Inc., Class A(a) ...................................... 62,518 6,074
Zscaler, Inc.(a) ......................................................... 24,126 3,153
1,187,946
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc. ........................................................... 3,509,378 952,270
Dell Technologies, Inc., Class C ............................................ 73,962 15,454
Everpure, Inc., Class A(a) ................................................. 73,585 5,258

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Hewlett Packard Enterprise Co. ............................................. 312,797 $ 8,999
HP, Inc. .............................................................. 214,160 4,468
IonQ, Inc.(a)(b) ........................................................ 83,184 3,753
NetApp, Inc. .......................................................... 46,213 5,119
Sandisk Corp.(a) ....................................................... 33,119 36,315
Seagate Technology Holdings PLC .......................................... 51,836 34,919
Super Micro Computer, Inc.(a) ............................................. 120,330 3,297
Western Digital Corp. .................................................... 80,224 34,859
1,104,711
Utilities (2.3%):
Alliant Energy Corp. .................................................... 60,152 4,417
Ameren Corp. ......................................................... 65,037 7,392
American Electric Power Co., Inc. ........................................... 128,372 17,601
American Water Works Co., Inc. ............................................ 45,959 5,902
Atmos Energy Corp. ..................................................... 38,943 7,398
CenterPoint Energy, Inc. .................................................. 153,383 6,695
CMS Energy Corp. ...................................................... 71,736 5,505
Consolidated Edison, Inc. ................................................. 85,493 9,532
Constellation Energy Corp. ................................................ 80,841 25,303
Dominion Energy, Inc. ................................................... 208,607 13,455
DTE Energy Co. ....................................................... 48,918 7,420
Duke Energy Corp. ...................................................... 185,139 23,985
Edison International ..................................................... 90,687 6,302
Entergy Corp. ......................................................... 107,370 12,660
Evergy, Inc. ........................................................... 53,261 4,412
Eversource Energy ...................................................... 88,407 6,250
Exelon Corp. .......................................................... 242,760 11,165
FirstEnergy Corp. ....................................................... 136,302 6,477
NextEra Energy, Inc. .................................................... 496,417 48,589
NiSource, Inc. ......................................................... 112,266 5,420
NRG Energy, Inc. ....................................................... 44,514 6,926
PG&E Corp. .......................................................... 518,132 8,611
PPL Corp. ............................................................ 177,213 6,635
Public Service Enterprise Group, Inc. ......................................... 118,061 9,641
Sempra .............................................................. 155,250 14,767
Talen Energy Corp.(a) ................................................... 10,602 3,949
The Southern Co. ....................................................... 266,629 25,783
Vistra Corp. ........................................................... 79,285 12,514
WEC Energy Group, Inc. ................................................. 77,011 9,083
Xcel Energy, Inc. ....................................................... 147,887 12,266
346,055
Total Common Stocks (Cost $2,929,678)
a
a
a
14,889,129
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc., CVR, expiring 4/9/29(a)(d) ........................................ 52,689 1
Total Rights (Cost $—)
a
a
a
1
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(e ) ........ 3,707,247 3,708
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.57%(e ) ............ 3,707,247 3,707
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(e ) ............... 3,707,247 3,707
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.56%(e ) . 3,707,247 3,707
Total Collateral for Securities Loaned (Cost $14,829)
a
a
a
14,829
Total Investments (Cost $2,944,507) — 99.9% 14,903,959
Other assets in excess of liabilities —  0.1% 19,177
NET ASSETS - 100.00% $ 14,923,136
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on April 30, 2026.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 86 6/18/26 $ 29,868 $ 31,148 $ 1,280
Total unrealized appreciation $ 1,280
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,280

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Extended Market Index Fund
12
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.1%):
Advantage Solutions, Inc.(a)(b) ............................................. 487 $ 17
AMC Entertainment Holdings, Inc., Class A(a)(b) ................................ 60,014 91
AMC Global Media, Inc., Class A(a) ......................................... 3,470 30
Angel Studios, Inc., Class A(a) ............................................. 7,379 19
Angi, Inc., Class A(a) .................................................... 3,283 24
Anterix, Inc.(a) ........................................................ 2,071 100
Array Digital Infrastructure, Inc. ............................................ 1,721 86
AST SpaceMobile, Inc., Class A(a)(b) ........................................ 17,454 1,290
Atlanta Braves Holdings, Inc., Class C(a) ...................................... 6,595 326
ATN International, Inc. ................................................... 1,127 32
Bandwidth, Inc., Class A(a) ................................................ 3,266 120
Boston Omaha Corp., Class A(a) ............................................ 3,447 41
Bumble, Inc., Class A(a) .................................................. 7,546 31
Cable One, Inc.(a) ...................................................... 529 48
Cargurus, Inc., Class A(a) ................................................. 8,887 324
Cars.com, Inc.(a) ....................................................... 5,917 65
Cinemark Holdings, Inc. .................................................. 11,757 347
Clear Channel Outdoor Holdings, Inc., Class A(a) ................................ 42,167 101
Cogent Communications Holdings, Inc.(b) ..................................... 5,452 124
CuriosityStream, Inc. .................................................... 4,607 15
DoubleVerify Holdings, Inc.(a) ............................................. 16,280 179
EchoStar Corp., Class A(a)(b) .............................................. 14,875 1,832
Entravision Communications Corp., Class A .................................... 7,001 26
EverQuote, Inc., Class A(a) ................................................ 3,166 46
fuboTV, Inc., Class A(a)(b) ................................................ 3,281 40
GCI Liberty, Inc., Class C(a) ............................................... 4,063 139
Getty Images Holdings, Inc.(a)(b) ........................................... 44,905 35
Globalstar, Inc.(a) ...................................................... 5,829 480
Gogo, Inc.(a) .......................................................... 8,820 37
Gray Media, Inc. ....................................................... 10,664 60
IAC, Inc.(a) ........................................................... 7,232 322
Ibotta, Inc., Class A(a)(b) ................................................. 1,099 39
IDT Corp., Class B ...................................................... 2,334 117
iHeartMedia, Inc., Class A(a) .............................................. 12,948 77
Iridium Communications, Inc. .............................................. 10,427 407
John Wiley & Sons, Inc., Class A ............................................ 4,560 187
Liberty Broadband Corp., Class C(a) ......................................... 14,919 574
Liberty Global Ltd., Class A(a) ............................................. 33,316 386
Liberty Latin America Ltd., Class C(a) ........................................ 18,454 153
Liberty Live Holdings, Inc., Class C(a) ....................................... 9,543 893
Lionsgate Studios Corp.(a) ................................................ 22,585 281
Lumen Technologies, Inc.(a) ............................................... 107,679 952
Madison Square Garden Entertainment Corp., Class A(a) .......................... 4,418 296
Madison Square Garden Sports Corp.(a) ....................................... 1,939 664
Magnite, Inc.(a) ........................................................ 16,082 206
Match Group, Inc. ...................................................... 26,441 989
MediaAlpha, Inc., Class A(a) .............................................. 3,550 30
MNTN, Inc., Class A(a) .................................................. 3,035 29
National CineMedia, Inc. ................................................. 7,437 25
Newsmax, Inc., Class B(a)(b) .............................................. 7,533 48
Nexstar Media Group, Inc., Class A .......................................... 3,242 675
Nextdoor Holdings, Inc.(a) ................................................ 27,201 44
Optimum Communications, Inc., Class A(a) .................................... 29,234 46
Paramount Skydance Corp., Class B(b) ....................................... 98,318 1,007
Playtika Holding Corp. ................................................... 8,255 30
PubMatic, Inc., Class A(a) ................................................ 4,441 43
QuinStreet, Inc.(a) ...................................................... 5,963 76
Reservoir Media, Inc.(a) .................................................. 3,797 38
Roku, Inc., Class A(a) .................................................... 14,859 1,732
Rumble, Inc.(a)(b) ...................................................... 12,509 94
Scholastic Corp.(b) ...................................................... 2,324 94

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Shenandoah Telecommunications Co. ........................................ 5,638 $ 89
Shutterstock, Inc. ....................................................... 2,734 44
Sinclair, Inc. .......................................................... 4,687 73
Sirius XM Holdings, Inc. ................................................. 37,359 1,007
Snap, Inc., Class A(a) .................................................... 125,164 760
Sphere Entertainment Co.(a) ............................................... 3,075 438
Spok Holdings, Inc. ..................................................... 2,328 25
Stagwell, Inc., Class A(a)(b) ............................................... 11,969 75
Stubhub Holdings, Inc., Class A(a) .......................................... 25,060 183
TechTarget, Inc.(a) ...................................................... 3,326 19
Telephone and Data Systems, Inc. ........................................... 11,222 506
The Arena Group Holdings, Inc.(a) .......................................... 1,261 3
The E.W. Scripps Co., Class A(a) ........................................... 6,234 30
The Marcus Corp. ...................................................... 2,512 44
The New York Times Co., Class A ........................................... 18,025 1,425
Thryv Holdings, Inc.(a) .................................................. 4,522 16
TKO Group Holdings, Inc., Class A .......................................... 7,402 1,377
TripAdvisor, Inc.(a) ..................................................... 12,140 135
Trump Media & Technology Group Corp.(a) ................................... 18,157 166
Uniti Group, Inc.(a) ..................................................... 25,397 300
USA TODAY Co., Inc.(a) ................................................. 13,728 99
Warner Music Group Corp., Class A ......................................... 16,345 462
Yelp, Inc., Class A(a) .................................................... 6,556 181
Ziff Davis, Inc.(a) ....................................................... 4,045 185
ZipRecruiter, Inc.(a) ..................................................... 7,195 21
ZoomInfo Technologies, Inc., Class A(a) ...................................... 27,397 171
24,493
Consumer Discretionary (10.5%):
1-800-Flowers.com, Inc., Class A(a)(b) ....................................... 3,496 12
1stdibs.com, Inc.(a) ..................................................... 2,498 12
Abercrombie & Fitch Co.(a) ............................................... 5,172 441
Academy Sports & Outdoors, Inc. ........................................... 7,535 413
Accel Entertainment, Inc., Class A(a) ......................................... 5,981 75
Acushnet Holdings Corp. ................................................. 3,124 302
ADT, Inc. ............................................................ 74,195 559
Advance Auto Parts, Inc.(b) ............................................... 6,734 401
American Eagle Outfitters, Inc. ............................................. 17,689 308
American Public Education, Inc.(a) .......................................... 1,922 112
America's Car-Mart, Inc.(a) ................................................ 879 11
Aptiv PLC(a) .......................................................... 24,059 1,450
Aramark ............................................................. 29,848 1,364
Arhaus, Inc., Class A .................................................... 5,886 44
Arko Corp. ........................................................... 8,220 54
Asbury Automotive Group, Inc.(a) ........................................... 2,184 445
AutoNation, Inc.(a) ..................................................... 2,902 616
BARK, Inc.(a) ......................................................... 546 5
Barnes & Noble Education, Inc.(a) .......................................... 1,385 14
Bassett Furniture Industries, Inc. ............................................ 827 12
Bath & Body Works, Inc. ................................................. 24,551 477
Beazer Homes USA, Inc.(a) ............................................... 3,009 65
Bed Bath & Beyond, Inc.(a)(b) ............................................. 7,795 38
Biglari Holdings, Inc., Class B(a) ........................................... 365 113
BJ's Restaurants, Inc.(a) .................................................. 2,194 84
Black Rock Coffee Bar, Inc., Class A(a) ....................................... 1,925 24
Bloomin' Brands, Inc. .................................................... 9,635 59
Boot Barn Holdings, Inc.(a) ............................................... 3,461 593
BorgWarner, Inc. ....................................................... 23,471 1,337
Boyd Gaming Corp. ..................................................... 5,905 513
Bright Horizons Family Solutions, Inc.(a) ..................................... 6,245 507
Brightstar Lottery PLC ................................................... 12,348 162
Brinker International, Inc.(a) ............................................... 4,924 750
Brunswick Corp. ....................................................... 7,318 581
Build-A-Bear Workshop, Inc.(b) ............................................ 1,398 52

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Caesars Entertainment, Inc.(a) .............................................. 21,763 $ 605
Caleres, Inc. .......................................................... 3,719 49
Callaway Golf Co.(a) .................................................... 15,978 244
Camping World Holdings, Inc., Class A ....................................... 6,754 55
Capri Holdings Ltd.(a) ................................................... 13,293 259
CarMax, Inc.(a) ........................................................ 15,567 612
Carriage Services, Inc., Class A ............................................. 1,606 79
Carter's, Inc. .......................................................... 4,126 149
Cava Group, Inc.(a) ..................................................... 11,408 1,066
Cavco Industries, Inc.(a) .................................................. 877 445
Century Communities, Inc. ................................................ 2,916 163
Champion Homes, Inc.(a) ................................................. 6,228 475
Chewy, Inc., Class A(a) .................................................. 26,969 686
Choice Hotels International, Inc.(b) .......................................... 2,910 288
Churchill Downs, Inc. .................................................... 7,497 757
Citi Trends, Inc.(a) ...................................................... 857 42
Clarus Corp. .......................................................... 3,294 9
Columbia Sportswear Co. ................................................. 2,572 157
Cooper-Standard Holdings, Inc.(a) ........................................... 1,920 58
Coursera, Inc.(a) ....................................................... 16,486 98
Covista, Inc.(a) ........................................................ 3,840 442
Cracker Barrel Old Country Store, Inc.(b) ..................................... 2,510 79
Cricut, Inc., Class A(b) ................................................... 5,356 23
Crocs, Inc.(a) .......................................................... 5,525 563
Dana, Inc. ............................................................ 12,181 444
Dauch Corporation(a) .................................................... 25,490 146
Dave & Buster's Entertainment, Inc.(a) ....................................... 3,882 44
Deckers Outdoor Corp.(a) ................................................. 16,078 1,643
Designer Brands, Inc., Class A(b) ........................................... 3,964 30
Dick's Sporting Goods, Inc. ................................................ 7,361 1,670
Dillard's, Inc., Class A ................................................... 866 493
Dine Brands Global, Inc.(b) ............................................... 1,414 39
Dorman Products, Inc.(a) ................................................. 3,013 339
Dream Finders Homes, Inc., Class A(a)(b) ..................................... 3,236 47
Driven Brands Holdings, Inc.(a) ............................................ 6,739 91
Duolingo, Inc., Class A(a) ................................................. 4,455 490
Dutch Bros, Inc., Class A(a) ............................................... 14,464 832
El Pollo Loco Holdings, Inc.(a) ............................................. 3,113 42
Empery Digital, Inc.(a)(b) ................................................. 2,808 13
Envela Corp.(a) ........................................................ 767 13
Escalade, Inc. ......................................................... 956 18
Ethan Allen Interiors, Inc. ................................................. 2,658 57
Etsy, Inc.(a) ........................................................... 10,874 700
European Wax Center, Inc., Class A(a) ........................................ 3,051 18
EVgo, Inc., Class A(a)(b) ................................................. 15,162 32
Faraday Future Intelligent Electric, Inc.(a)(b) ................................... 21,833 9
Figs, Inc., Class A(a) .................................................... 17,181 257
First Watch Restaurant Group, Inc.(a) ........................................ 6,751 89
Five Below, Inc.(a) ...................................................... 6,169 1,454
Flexsteel Industries, Inc. .................................................. 385 21
Floor & Decor Holdings, Inc., Class A(a)(b) .................................... 12,119 587
Fossil Group, Inc.(a) ..................................................... 5,522 24
Fox Factory Holding Corp.(a) .............................................. 4,726 84
Frontdoor, Inc.(a) ....................................................... 8,034 551
Funko, Inc., Class A(a) ................................................... 4,461 20
GameStop Corp., Class A(a) ............................................... 46,736 1,166
Garrett Motion, Inc. ..................................................... 21,395 548
Genesco, Inc.(a) ........................................................ 1,123 40
Genius Sports Ltd.(a) .................................................... 25,028 109
Gentex Corp. .......................................................... 24,576 568
Gentherm, Inc.(a) ....................................................... 3,409 103
GigaCloud Technology, Inc., Class A(a) ....................................... 2,962 132
G-III Apparel Group Ltd. ................................................. 4,262 133

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Global Business Travel Group, Inc.(a)(b) ...................................... 26,942 $ 158
Gold.com, Inc. ......................................................... 1,747 79
GoPro, Inc., Class A(a) ................................................... 13,338 22
Graham Holdings Co., Class B ............................................. 369 414
Grand Canyon Education, Inc.(a) ............................................ 3,038 514
Green Brick Partners, Inc.(a) ............................................... 4,539 306
Group 1 Automotive, Inc. ................................................. 1,314 469
Groupon, Inc., Class A(a)(b) ............................................... 2,868 41
H&R Block, Inc. ....................................................... 14,310 454
Hamilton Beach Brands Holding Co., Class A ................................... 580 12
Harley-Davidson, Inc. ................................................... 12,693 303
Hasbro, Inc. ........................................................... 15,998 1,533
Haverty Furniture Cos., Inc. ............................................... 1,560 35
Helen of Troy Ltd.(a) .................................................... 2,592 60
Hilton Grand Vacations, Inc.(a) ............................................. 7,133 335
Holley, Inc.(a) ......................................................... 8,788 29
Hooker Furnishings Corp. ................................................. 1,196 15
Hovnanian Enterprises, Inc., Class A(a) ....................................... 526 59
Hyatt Hotels Corp., Class A(b) ............................................. 4,550 762
Inspired Entertainment, Inc.(a) ............................................. 2,828 20
Installed Building Products, Inc. ............................................ 2,618 755
J. Jill, Inc. ............................................................ 772 10
Jack in the Box, Inc.(a)(b) ................................................. 1,937 24
JAKKS Pacific, Inc. ..................................................... 1,032 22
Johnson Outdoors, Inc., Class A ............................................ 939 49
KB Home ............................................................ 6,904 366
KinderCare Learning Cos., Inc.(a) ........................................... 3,613 14
Kodiak AI, Inc.(a)(b) .................................................... 10,907 92
Kohl's Corp. .......................................................... 12,343 175
Kontoor Brands, Inc. .................................................... 6,202 455
Krispy Kreme, Inc.(a)(b) .................................................. 10,299 41
Kura Sushi USA, Inc., Class A(a) ........................................... 792 44
Lakeland Industries, Inc.(b) ................................................ 962 10
Lands' End, Inc.(a)(b) .................................................... 977 11
Latham Group, Inc.(a) ................................................... 5,649 34
Laureate Education, Inc., Class A(a) ......................................... 13,726 413
La-Z-Boy, Inc. ......................................................... 4,594 160
LCI Industries ......................................................... 2,497 298
Lear Corp. ............................................................ 5,777 734
Legacy Education, Inc.(a) ................................................. 1,090 12
Legacy Housing Corp.(a) ................................................. 1,001 22
Leggett & Platt, Inc. ..................................................... 15,104 164
Levi Strauss & Co., Class A ............................................... 10,885 242
LGI Homes, Inc.(a) ..................................................... 2,310 113
Life Time Group Holdings, Inc.(a) ........................................... 17,335 465
Lincoln Educational Services Corp.(a) ........................................ 3,350 138
Lindblad Expeditions Holdings, Inc.(a) ....................................... 5,234 97
Lithia Motors, Inc., Class A ................................................ 2,622 761
LKQ Corp. ........................................................... 28,994 916
Lucid Group, Inc., Class A(a)(b) ............................................ 15,297 97
Lucky Strike Entertainment Corp.(b) ......................................... 8,687 69
M/I Homes, Inc.(a) ...................................................... 2,851 375
Macy's, Inc. ........................................................... 30,338 593
Malibu Boats, Inc., Class A(a) .............................................. 2,068 53
Marine Products Corp. ................................................... 1,183 9
MarineMax, Inc.(a) ..................................................... 2,233 64
Marriott Vacations Worldwide Corp. ......................................... 3,599 259
MasterCraft Boat Holdings, Inc.(a) .......................................... 1,797 42
Mattel, Inc.(a) ......................................................... 34,287 517
Matthews International Corp., Class A ........................................ 3,284 94
Meritage Homes Corp. ................................................... 7,425 500
MGM Resorts International(a) .............................................. 21,376 832
Mister Car Wash, Inc.(a)(b) ................................................ 11,567 82

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Mobileye Global, Inc., Class A(a) ........................................... 24,522 $ 213
Mohawk Industries, Inc.(a) ................................................ 5,813 614
Monarch Casino & Resort, Inc. ............................................. 1,388 165
Monro, Inc. ........................................................... 2,712 48
Motorcar Parts of America, Inc.(a) ........................................... 1,690 19
Movado Group, Inc. ..................................................... 1,696 46
Murphy USA, Inc. ...................................................... 1,929 1,134
Nathan's Famous, Inc. .................................................... 327 33
National Vision Holdings, Inc.(a) ............................................ 8,893 206
Newell Brands, Inc. ..................................................... 47,297 193
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 51,813 942
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 7,001 606
OneSpaWorld Holdings Ltd. ............................................... 11,147 275
OneWater Marine, Inc., Class A(a) ........................................... 1,292 12
Outdoor Holding Co.(a)(b) ................................................ 10,049 20
Oxford Industries, Inc.(b) ................................................. 1,578 68
Papa John's International, Inc.(b) ............................................ 3,709 134
Patrick Industries, Inc. ................................................... 3,646 339
Pattern Group, Inc., Class A(a) ............................................. 3,702 50
Peloton Interactive, Inc., Class A(a) .......................................... 45,648 249
Penn Entertainment, Inc.(a) ................................................ 14,990 262
Penske Automotive Group, Inc. ............................................. 2,021 347
Perdoceo Education Corp. ................................................. 6,962 236
Petco Health & Wellness Co., Inc., Class A(a) .................................. 16,033 46
Phinia, Inc. ........................................................... 4,243 306
Planet Fitness, Inc., Class A(a) ............................................. 9,088 606
Playboy, Inc.(a) ........................................................ 5,771 10
Polaris, Inc. ........................................................... 6,058 401
Pool Corp. ............................................................ 4,074 869
Portillo's, Inc., Class A(a)(b) ............................................... 7,908 49
Pursuit Attractions and Hospitality, Inc.(a) ..................................... 2,361 99
PVH Corp. ........................................................... 5,189 474
QuantumScape Corp., Class A(a)(b) ......................................... 53,714 392
Ralph Lauren Corp., Class A ............................................... 4,296 1,541
RCI Hospitality Holdings, Inc.(b) ........................................... 878 22
Red Rock Resorts, Inc., Class A ............................................. 5,384 290
Revolve Group, Inc., Class A(a) ............................................ 4,692 119
RH(a)(b) ............................................................. 1,753 231
RideNow Group, Inc., Class B(a) ........................................... 2,523 18
Rocky Brands, Inc. ...................................................... 830 30
Rush Street Interactive, Inc.(a) ............................................. 11,326 318
Sabre Corp.(a) ......................................................... 36,222 66
Sally Beauty Holdings, Inc.(a) .............................................. 10,962 155
Savers Value Village, Inc.(a)(b) ............................................. 4,377 37
Serve Robotics, Inc.(a)(b) ................................................. 7,438 70
Service Corp. International ................................................ 15,456 1,252
Shake Shack, Inc., Class A(a) .............................................. 4,391 450
SharkNinja, Inc.(a) ...................................................... 9,566 1,105
Sharplink, Inc.(a) ....................................................... 21,959 158
Shoe Carnival, Inc. ...................................................... 2,045 38
Signet Jewelers Ltd. ..................................................... 4,469 398
Six Flags Entertainment Corp.(a) ............................................ 11,321 213
Sleep Number Corp.(a)(b) ................................................. 1,885 6
Smith & Wesson Brands, Inc. .............................................. 4,957 77
Smith Douglas Homes Corp., Class A(a)(b) .................................... 937 13
Solid Power, Inc.(a) ..................................................... 20,486 71
Sonic Automotive, Inc., Class A ............................................ 1,432 113
Sonos, Inc.(a) ......................................................... 13,615 202
Standard Motor Products, Inc. .............................................. 2,398 90
Steven Madden Ltd. ..................................................... 8,165 307
Stitch Fix, Inc., Class A(a) ................................................ 12,553 46
Stoneridge, Inc.(a) ...................................................... 3,102 22
Strategic Education, Inc. .................................................. 2,505 196

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Strattec Security Corp.(a) ................................................. 463 $ 35
Stride, Inc.(a) .......................................................... 4,730 460
Sturm Ruger & Co., Inc. .................................................. 1,586 69
Superior Group of Cos., Inc. ............................................... 1,200 14
Sweetgreen, Inc., Class A(a) ............................................... 11,354 78
Target Hospitality Corp.(a) ................................................ 3,707 54
Taylor Morrison Home Corp., Class A(a) ...................................... 10,712 651
Texas Roadhouse, Inc., Class A ............................................. 7,503 1,208
The Buckle, Inc. ........................................................ 3,577 199
The Cheesecake Factory, Inc. .............................................. 5,248 330
The Children's Place, Inc.(a) ............................................... 795 3
The Gap, Inc. .......................................................... 28,491 701
The Goodyear Tire & Rubber Co.(a) ......................................... 31,476 223
The Lovesac Co.(a)(b) ................................................... 1,499 24
The RealReal, Inc.(a) .................................................... 12,223 145
The Wendy's Co.(b) ..................................................... 19,686 137
Thor Industries, Inc.(b) ................................................... 5,733 453
ThredUp, Inc., Class A(a) ................................................. 10,938 47
Toll Brothers, Inc. ...................................................... 10,750 1,528
TopBuild Corp.(a) ...................................................... 3,197 1,415
Torrid Holdings, Inc.(a)(b) ................................................ 3,743 6
Traeger, Inc.(a) ........................................................ 145 6
Travel + Leisure Co. ..................................................... 6,833 442
Tri Pointe Homes, Inc.(a) ................................................. 9,359 439
Udemy, Inc.(a) ......................................................... 10,910 52
Under Armour, Inc., Class A(a) ............................................. 34,291 216
United Parks & Resorts, Inc.(a)(b) ........................................... 5,417 191
Universal Technical Institute, Inc.(a) ......................................... 6,046 227
Upbound Group, Inc. .................................................... 5,979 118
Urban Outfitters, Inc.(a) .................................................. 5,950 418
Vail Resorts, Inc.(b) ..................................................... 4,011 510
Valvoline, Inc.(a) ....................................................... 14,531 483
Venu Holding Corp.(a) ................................................... 3,023 12
VF Corp. ............................................................. 41,986 795
Victoria's Secret & Co.(a) ................................................. 7,869 408
Visteon Corp. .......................................................... 3,020 337
Warby Parker, Inc., Class A(a) .............................................. 11,502 254
Wayfair, Inc., Class A(a) .................................................. 11,574 740
Weyco Group, Inc. ...................................................... 656 22
Whirlpool Corp.(b) ...................................................... 6,229 349
Wingstop, Inc. ......................................................... 3,132 514
Winmark Corp. ........................................................ 339 129
Winnebago Industries, Inc. ................................................ 3,093 101
Wolverine World Wide, Inc. ............................................... 9,124 155
WW International, Inc.(a)(b) ............................................... 1,127 12
Wyndham Hotels & Resorts, Inc. ............................................ 8,408 684
Wynn Resorts Ltd. ...................................................... 8,619 923
XMAX, Inc.(a)(b) ...................................................... 4,879 39
XPEL, Inc.(a) ......................................................... 2,864 136
Xponential Fitness, Inc., Class A(a) .......................................... 3,272 21
YETI Holdings, Inc.(a) ................................................... 8,495 335
Zeta Network Group, Class A(a) ............................................ 180 —(c)
Zumiez, Inc.(a) ........................................................ 1,505 37
82,349
Consumer Staples (3.0%):
Albertsons Cos., Inc., Class A .............................................. 40,564 683
Alico, Inc. ............................................................ 649 27
B&G Foods, Inc. ....................................................... 8,805 49
BellRing Brands, Inc.(a) .................................................. 13,188 235
Beyond Meat, Inc.(a)(b) .................................................. 50,282 49
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 14,890 1,398
BRC, Inc., Class A(a) .................................................... 12,137 13
Calavo Growers, Inc. .................................................... 1,907 54

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cal-Maine Foods, Inc.(b) ................................................. 4,907 $ 379
Celsius Holdings, Inc.(a) .................................................. 21,670 727
Central Garden & Pet Co., Class A(a) ........................................ 6,652 223
Coca-Cola Consolidated, Inc. .............................................. 6,470 1,327
Conagra Brands, Inc. .................................................... 54,420 781
Coty, Inc., Class A(a) .................................................... 42,802 105
Darling Ingredients, Inc.(a) ................................................ 17,915 1,151
Edgewell Personal Care Co. ............................................... 5,274 119
elf Beauty, Inc.(a) ....................................................... 6,550 419
Energizer Holdings, Inc. .................................................. 6,935 136
FitLife Brands, Inc.(a) ................................................... 912 8
Flowers Foods, Inc. ..................................................... 22,380 203
Fresh Del Monte Produce, Inc. ............................................. 4,442 186
Freshpet, Inc.(a) ........................................................ 5,528 372
Grocery Outlet Holding Corp.(a) ............................................ 10,598 84
Herbalife Ltd.(a) ....................................................... 11,494 191
HF Foods Group, Inc.(a) .................................................. 4,285 8
Hormel Foods Corp. ..................................................... 33,304 715
Ingles Markets, Inc., Class A ............................................... 1,655 151
Ingredion, Inc. ......................................................... 7,140 798
Interparfums, Inc. ....................................................... 2,070 189
Ispire Technology, Inc.(a)(b) ............................................... 2,186 3
J & J Snack Foods Corp. .................................................. 1,697 150
John B Sanfilippo & Son, Inc. .............................................. 1,009 83
Lamb Weston Holdings, Inc. ............................................... 15,660 682
Lifeway Foods, Inc.(a) ................................................... 633 17
Limoneira Co. ......................................................... 1,878 24
Mama's Creations, Inc.(a) ................................................. 4,169 59
Maplebear, Inc.(a) ...................................................... 22,159 938
Medifast, Inc.(a)(b) ..................................................... 1,216 13
MGP Ingredients, Inc. .................................................... 1,650 33
Mission Produce, Inc.(a) .................................................. 4,576 63
Molson Coors Beverage Co., Class B ......................................... 17,215 736
National Beverage Corp.(a) ................................................ 2,716 93
Natural Grocers by Vitamin Cottage, Inc. ...................................... 1,099 32
Nature's Sunshine Products, Inc.(a) .......................................... 1,832 50
Nu Skin Enterprises, Inc., Class A ........................................... 5,291 39
Oil-Dri Corp. of America ................................................. 1,126 82
Olaplex Holdings, Inc.(a)(b) ............................................... 15,133 31
Performance Food Group Co.(a) ............................................ 17,567 1,591
Post Holdings, Inc.(a) .................................................... 4,670 489
PriceSmart, Inc. ........................................................ 2,906 456
Reynolds Consumer Products, Inc. .......................................... 6,167 129
Seaboard Corp. ........................................................ 28 159
Seneca Foods Corp., Class A(a) ............................................. 576 81
SkinHealth Systems, Inc.(a) ............................................... 8,828 7
Spectrum Brands Holdings, Inc. ............................................ 2,518 208
Sprouts Farmers Market, Inc.(a) ............................................ 10,767 881
The Andersons, Inc. ..................................................... 3,658 287
The Boston Beer Co., Inc., Class A(a) ........................................ 864 205
The Campbell's Company(b) ............................................... 21,892 455
The Chefs' Warehouse, Inc.(a) .............................................. 4,183 325
The Clorox Co. ........................................................ 13,755 1,327
The Honest Co., Inc.(a) ................................................... 10,639 37
The J.M. Smucker Co. ................................................... 11,941 1,171
The Marzetti Company ................................................... 2,190 285
The Simply Good Foods Co.(a) ............................................. 9,630 129
The Vita Coco Co., Inc.(a) ................................................ 5,573 368
Tootsie Roll Industries, Inc. ................................................ 2,007 85
Turning Point Brands, Inc. ................................................ 2,052 166
United Natural Foods, Inc.(a) .............................................. 6,781 339
Universal Corp. ........................................................ 2,779 149
Upexi, Inc.(a)(b) ....................................................... 6,556 9

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
USANA Health Sciences, Inc.(a) ............................................ 1,225 $ 23
Utz Brands, Inc. ........................................................ 8,146 65
Village Super Market, Inc., Class A .......................................... 1,020 44
Vital Farms, Inc.(a)(b) ................................................... 4,214 57
WD-40 Co. ........................................................... 1,536 322
Weis Markets, Inc. ...................................................... 1,550 109
Westrock Coffee Co.(a)(b) ................................................ 5,425 32
Zevia PBC, Class A(a) ................................................... 6,228 8
23,906
Energy (4.8%):
Aemetis, Inc.(a) ........................................................ 7,034 22
American Resources Corp., Class A(a) ........................................ 9,216 21
Amplify Energy Corp.(a) ................................................. 3,261 21
Antero Midstream Corp. .................................................. 37,456 819
Antero Resources Corp.(a) ................................................ 32,840 1,289
APA Corp. ............................................................ 40,225 1,638
Archrock, Inc. ......................................................... 19,471 755
Ardmore Shipping Corp. .................................................. 3,976 71
Atlas Energy Solutions, Inc., Class A(b) ....................................... 9,039 157
Bristow Group, Inc. ..................................................... 3,224 158
Cactus, Inc., Class A ..................................................... 7,794 434
California Resources Corp. ................................................ 8,833 603
Calumet, Inc.(a) ........................................................ 7,735 253
Centrus Energy Corp., Class A(a)(b) ......................................... 2,090 441
Chord Energy Corp. ..................................................... 6,100 888
Clean Energy Fuels Corp.(a) ............................................... 16,084 37
CNX Resources Corp.(a) ................................................. 16,268 633
Comstock Resources, Inc.(a) ............................................... 6,766 118
Comstock, Inc.(a) ....................................................... 7,961 26
Core Laboratories, Inc. ................................................... 5,240 77
Core Natural Resources, Inc. ............................................... 5,699 511
Crescent Energy Co., Class A .............................................. 32,977 444
CVR Energy, Inc.(a) ..................................................... 3,358 111
Delek US Holdings, Inc. .................................................. 6,640 309
DHT Holdings, Inc. ..................................................... 15,877 293
Diversified Energy Co. ................................................... 6,716 112
DMC Global, Inc.(a) .................................................... 2,054 13
Dorian LPG Ltd. ....................................................... 4,188 162
DT Midstream, Inc. ..................................................... 11,582 1,714
Energy Services of America Corp. ........................................... 1,543 26
Evolution Petroleum Corp. ................................................ 3,578 17
Excelerate Energy, Inc., Class A ............................................ 3,577 125
Expro Group Holdings NV(a) .............................................. 12,887 235
Flowco Holdings, Inc., Class A ............................................. 2,700 67
Forum Energy Technologies, Inc.(a) ......................................... 1,107 70
FutureFuel Corp. ....................................................... 2,982 15
Geospace Technologies Corp.(a) ............................................ 1,422 13
Gevo, Inc.(a)(b) ........................................................ 26,616 51
Golar LNG Ltd. ........................................................ 10,132 557
Gran Tierra Energy, Inc.(a) ................................................ 3,876 36
Granite Ridge Resources, Inc. .............................................. 7,279 44
Green Plains, Inc.(a) ..................................................... 7,716 134
Gulfport Energy Corp.(a) ................................................. 2,088 402
Helix Energy Solutions Group, Inc.(a) ........................................ 15,715 163
Helmerich & Payne, Inc. .................................................. 10,962 443
HF Sinclair Corp. ....................................................... 19,095 1,283
Infinity Natural Resources, Inc., Class A(a) .................................... 1,775 29
Innovex International, Inc.(a) .............................................. 5,117 142
International Seaways, Inc. ................................................ 5,563 462
Kinetik Holdings, Inc., Class A ............................................. 4,953 250
Kodiak Gas Services, Inc. ................................................. 9,741 660
Kosmos Energy Ltd.(a) ................................................... 52,806 163
Liberty Energy, Inc., Class A ............................................... 18,182 614

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lightbridge Corp.(a) ..................................................... 3,671 $ 48
Magnolia Oil & Gas Corp., Class A .......................................... 20,106 608
Matador Resources Co. ................................................... 13,186 837
Murphy Oil Corp. ...................................................... 15,350 641
Nabors Industries Ltd.(a) ................................................. 1,599 164
NACCO Industries, Inc., Class A ............................................ 413 20
National Energy Services Reunited Corp.(a) .................................... 9,586 239
Natural Gas Services Group, Inc. ............................................ 1,304 53
New Era Energy & Digital, Inc.(a)(b) ......................................... 4,636 18
New Fortress Energy, Inc., Class A(a)(b) ...................................... 21,770 15
NextDecade Corp.(a)(b) .................................................. 16,858 132
NextNRG, Inc.(a)(b) .................................................... 4,932 2
Nordic American Tankers Ltd. .............................................. 24,242 135
Northern Oil & Gas, Inc. .................................................. 10,802 293
NOV, Inc. ............................................................ 40,829 835
Oceaneering International, Inc.(a) ........................................... 11,161 419
Oil States International, Inc.(a) ............................................. 6,345 73
Ovintiv, Inc. .......................................................... 32,284 1,987
Par Pacific Holdings, Inc.(a) ............................................... 5,425 356
Patterson-UTI Energy, Inc. ................................................ 39,176 479
PBF Energy, Inc., Class A ................................................. 9,925 430
Peabody Energy Corp. ................................................... 13,040 348
Permian Resources Corp., Class A ........................................... 79,358 1,716
Prairie Operating Co.(a)(b) ................................................ 3,078 4
PrimeEnergy Resources Corp.(a) ............................................ 85 19
ProPetro Holding Corp.(a) ................................................ 10,999 188
Range Resources Corp. ................................................... 26,510 1,153
Ranger Energy Services, Inc., Class A ........................................ 2,098 37
REX American Resources Corp.(a) .......................................... 3,321 161
Riley Exploration Permian, Inc. ............................................. 1,335 48
Ring Energy, Inc.(a) ..................................................... 20,439 38
RPC, Inc. ............................................................ 12,686 100
SandRidge Energy, Inc. .................................................. 3,578 56
Scorpio Tankers, Inc. .................................................... 5,170 421
SEACOR Marine Holdings, Inc.(a) .......................................... 2,308 18
Select Water Solutions, Inc., Class A ......................................... 12,091 202
SFL Corp. Ltd., Class B .................................................. 10,886 126
SM Energy Co. ........................................................ 27,024 839
Smart Sand, Inc. ........................................................ 3,465 19
Solaris Energy Infrastructure, Inc., Class A ..................................... 4,571 338
Summit Midstream Corp.(a) ............................................... 1,087 34
Talos Energy, Inc.(a) ..................................................... 14,087 224
Tamboran Resources Corp.(a)(b) ............................................ 1,932 70
Teekay Corp. Ltd. ...................................................... 5,935 79
Teekay Tankers Ltd., Class A ............................................... 2,736 215
TETRA Technologies, Inc.(a) .............................................. 14,412 137
Tidewater, Inc.(a) ....................................................... 5,331 476
Transocean Ltd.(a) ...................................................... 109,114 744
Uranium Energy Corp.(a)(b) ............................................... 55,094 820
VAALCO Energy, Inc. ................................................... 11,600 76
Venture Global, Inc., Class A ............................................... 54,652 725
Viper Energy, Inc., Class A ................................................ 19,601 968
Vitesse Energy, Inc.(b) ................................................... 3,301 62
W&T Offshore, Inc. ..................................................... 11,248 47
WaterBridge Infrastructure LLC, Class A ...................................... 3,923 118
Weatherford International PLC ............................................. 8,167 901
World Kinect Corp. ..................................................... 5,619 152
37,594
Financials (16.8%):
1st Source Corp. ....................................................... 2,054 151
Acacia Research Corp.(a) ................................................. 10,899 55
Acadian Asset Management, Inc. ............................................ 4,013 270
ACNB Corp. .......................................................... 1,147 58

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
ACRES Commercial Realty Corp.(a) ......................................... 676 $ 14
Adamas Trust, Inc. ...................................................... 9,593 86
Affiliated Managers Group, Inc. ............................................ 2,934 865
Affinity Bancshares, Inc.(a) ................................................ 495 11
AGNC Investment Corp. ................................................. 126,367 1,393
AI Financial Corp.(a) .................................................... 14,115 11
Alerus Financial Corp. ................................................... 2,632 71
Ally Financial, Inc. ...................................................... 35,017 1,554
Amalgamated Financial Corp. .............................................. 2,027 83
Amerant Bancorp, Inc., Class A ............................................. 4,138 95
American Coastal Insurance Corp. ........................................... 2,854 34
American Financial Group, Inc. ............................................. 7,954 1,060
American Integrity Insurance Group, Inc. ...................................... 1,256 25
Ameris Bancorp ........................................................ 7,323 624
AMERISAFE, Inc. ...................................................... 2,113 64
Ames National Corp. .................................................... 1,002 28
Angel Oak Mortgage REIT, Inc. ............................................ 2,139 19
Annaly Capital Management, Inc. ........................................... 82,023 1,878
Apollo Commercial Real Estate Finance, Inc. ................................... 15,808 173
Arbor Realty Trust, Inc.(b) ................................................ 20,025 158
Ares Commercial Real Estate Corp. .......................................... 5,947 31
ARMOUR Residential REIT, Inc.(b) ......................................... 13,626 239
Arrow Financial Corp. ................................................... 1,835 68
Artisan Partners Asset Management, Inc., Class A(b) .............................. 7,843 294
Associated Banc-Corp. ................................................... 18,799 529
Assurant, Inc. ......................................................... 5,650 1,335
Assured Guaranty Ltd. ................................................... 4,819 395
Atlantic Union Bankshares Corp. ............................................ 16,174 609
Atlanticus Holdings Corp.(a) ............................................... 1,080 86
Avidbank Holdings, Inc.(a) ................................................ 951 28
Avidia Bancorp, Inc. ..................................................... 2,042 42
Axis Capital Holdings Ltd. ................................................ 8,375 841
Axos Financial, Inc.(a) ................................................... 6,209 599
Bakkt, Inc., Class A(a)(b) ................................................. 2,378 21
Banc of California, Inc. .................................................. 16,590 311
BancFirst Corp. ........................................................ 2,417 270
Bank First Corp. ....................................................... 1,156 168
Bank of Hawaii Corp. .................................................... 4,475 356
Bank of Marin Bancorp .................................................. 1,661 43
Bank OZK ............................................................ 13,176 635
Bank7 Corp. .......................................................... 463 20
BankUnited, Inc. ....................................................... 8,352 388
Bankwell Financial Group, Inc. ............................................. 670 35
Banner Corp. .......................................................... 3,807 255
Bar Harbor Bankshares, Inc. ............................................... 1,849 63
BayCom Corp. ......................................................... 1,185 36
BCB Bancorp, Inc. ...................................................... 1,765 18
Beacon Financial Corp. .................................................. 9,461 270
BGC Group, Inc., Class A ................................................. 41,320 464
Blackstone Mortgage Trust, Inc., Class A ...................................... 18,014 342
Blue Owl Capital, Inc., Class A(b) ........................................... 71,260 695
Blue Ridge Bankshares, Inc. ............................................... 7,240 25
BOK Financial Corp. .................................................... 2,523 338
Bowhead Specialty Holdings, Inc.(a) ......................................... 2,482 59
BRC Group Holdings, Inc.(a)(b) ............................................ 2,420 21
Bread Financial Holdings, Inc. ............................................. 4,771 404
Bridgewater Bancshares, Inc.(a) ............................................ 2,375 43
Brighthouse Financial, Inc.(a) .............................................. 6,452 402
BrightSpire Capital, Inc., Class A ........................................... 14,399 84
Burke & Herbert Financial Services Corp. ..................................... 1,517 98
Business First Bancshares, Inc. ............................................. 3,486 95
Byline Bancorp, Inc. ..................................................... 3,731 120
C&F Financial Corp. .................................................... 346 26

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
California Bancorp ...................................................... 2,940 $ 55
Camden National Corp. .................................................. 1,894 91
Cannae Holdings, Inc. ................................................... 4,544 61
Cantaloupe, Inc.(a) ...................................................... 7,794 85
Capital Bancorp, Inc. .................................................... 1,273 40
Capital City Bank Group, Inc. .............................................. 1,570 72
Capitol Federal Financial, Inc. .............................................. 13,688 105
Carter Bankshares, Inc.(a) ................................................. 2,430 62
Cass Information Systems, Inc. ............................................. 1,308 62
Cathay General Bancorp .................................................. 7,332 411
CB Financial Services, Inc. ................................................ 522 18
Central Pacific Financial Corp. ............................................. 2,936 98
CF Bankshares, Inc. ..................................................... 562 16
Chemung Financial Corp. ................................................. 407 27
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,051 24
Chime Financial, Inc., Class A(a)(b) ......................................... 18,427 403
Chimera Investment Corp. ................................................ 9,268 127
ChoiceOne Financial Services, Inc. .......................................... 1,606 48
Citizens & Northern Corp. ................................................ 1,943 43
Citizens Community Bancorp, Inc. .......................................... 1,017 21
Citizens Financial Services, Inc. ............................................ 514 32
Citizens, Inc., Class A(a)(b) ............................................... 5,112 28
City Holding Co. ....................................................... 1,601 197
Civista Bancshares, Inc. .................................................. 2,317 58
Claros Mortgage Trust, Inc.(a) .............................................. 12,989 34
CNA Financial Corp. .................................................... 30,819 1,486
CNB Financial Corp. .................................................... 3,262 99
CNO Financial Group, Inc. ................................................ 10,434 464
Coastal Financial Corp.(a) ................................................ 1,472 111
CoastalSouth Bancshares, Inc. .............................................. 1,034 26
Cohen & Steers, Inc. .................................................... 3,131 220
Colony Bankcorp, Inc. ................................................... 2,290 45
Columbia Banking System, Inc. ............................................ 33,573 994
Columbia Financial, Inc.(a) ................................................ 2,996 58
Commerce Bancshares, Inc. ............................................... 16,308 849
Commercial Bancgroup, Inc. ............................................... 806 23
Community Financial System, Inc. .......................................... 5,984 379
Community Trust Bancorp, Inc. ............................................. 2,026 132
Community West Bancshares .............................................. 2,606 62
Compass Diversified Holdings ............................................. 7,630 90
ConnectOne Bancorp, Inc. ................................................ 5,424 158
Consumer Portfolio Services, Inc.(a) ......................................... 1,062 10
Crawford & Co., Class A ................................................. 2,524 27
Credit Acceptance Corp.(a)(b) .............................................. 667 337
Cullen/Frost Bankers, Inc. ................................................. 6,744 977
Customers Bancorp, Inc.(a) ................................................ 3,630 277
CVB Financial Corp. .................................................... 18,982 387
Dave, Inc.(a) .......................................................... 1,225 333
DeFi Development Corp.(a)(b) ............................................. 2,578 11
DigitalBridge Group, Inc. ................................................. 20,680 322
Dime Community Bancshares, Inc. .......................................... 4,817 173
Donegal Group, Inc., Class A .............................................. 1,927 32
Donnelley Financial Solutions, Inc.(a) ........................................ 2,750 138
Dynex Capital, Inc.(b) ................................................... 22,910 312
Eagle Bancorp Montana, Inc. .............................................. 837 19
Eagle Bancorp, Inc. ..................................................... 3,177 82
Eagle Financial Services, Inc. .............................................. 508 19
East West Bancorp, Inc. .................................................. 15,622 1,976
Eastern Bankshares, Inc. .................................................. 24,856 503
ECB Bancorp, Inc.(a) .................................................... 835 15
eHealth, Inc.(a) ........................................................ 3,223 7
Ellington Financial, Inc.(b) ................................................ 13,925 185
Employers Holdings, Inc. ................................................. 2,179 92

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Enact Holdings, Inc. ..................................................... 3,293 $ 141
Encore Capital Group, Inc.(a) .............................................. 2,349 194
Enova International, Inc.(a) ................................................ 2,704 458
Enterprise Financial Services Corp. .......................................... 4,128 239
Equitable Holdings, Inc. .................................................. 31,854 1,344
Equity Bancshares, Inc., Class A ............................................ 1,871 85
Esquire Financial Holdings, Inc. ............................................ 819 86
Essent Group Ltd. ...................................................... 10,412 630
Euronet Worldwide, Inc.(a) ................................................ 4,195 304
Evercore, Inc., Class A ................................................... 4,228 1,358
Everest Group Ltd. ...................................................... 4,553 1,624
EVERTEC, Inc. ........................................................ 6,963 206
EZCORP, Inc., Class A(a) ................................................. 6,339 208
F&G Annuities & Life, Inc. ................................................ 15,114 433
FactSet Research Systems, Inc. ............................................. 4,234 964
Farmers & Merchants Bancorp, Inc. .......................................... 1,453 39
Farmers National Banc Corp. .............................................. 6,478 91
FB Bancorp, Inc.(a) ..................................................... 1,803 25
FB Financial Corp. ...................................................... 4,995 270
Federal Agricultural Mortgage Corp., Class C ................................... 1,046 182
Federated Hermes, Inc., Class B ............................................ 8,304 482
FG Nexus, Inc.(a) ....................................................... 635 4
Fidelis Insurance Holdings Ltd. ............................................. 4,992 105
Fidelity D&D Bancorp, Inc. ............................................... 517 23
Fidelity National Financial, Inc. ............................................ 29,268 1,531
Figure Technology Solutions, Inc., Class A(a) ................................... 11,943 419
Finance of America Cos., Inc., Class A(a) ...................................... 835 17
Financial Institutions, Inc. ................................................. 2,191 75
Finward Bancorp ....................................................... 400 13
Finwise Bancorp(a) ..................................................... 1,059 16
First American Financial Corp. ............................................. 11,150 782
First Bancorp NC ....................................................... 4,657 269
First Bancorp Puerto Rico ................................................. 17,514 425
First Bank ............................................................ 2,604 39
First Busey Corp. ....................................................... 9,447 248
First Business Financial Services, Inc. ........................................ 881 50
First Capital, Inc. ....................................................... 366 20
First Commonwealth Financial Corp. ......................................... 11,428 210
First Community Bankshares, Inc. ........................................... 1,834 78
First Community Corp. ................................................... 774 23
First Financial Bancorp ................................................... 11,847 359
First Financial Bankshares, Inc. ............................................. 15,812 510
First Financial Corp. ..................................................... 1,305 86
First Hawaiian, Inc. ..................................................... 13,924 380
First Horizon Corp. ..................................................... 54,610 1,363
First Internet Bancorp .................................................... 892 20
First Interstate BancSystem, Inc., Class A ...................................... 10,114 359
First Merchants Corp. .................................................... 7,106 287
First Mid Bancshares, Inc. ................................................ 2,446 103
First National Corp. ..................................................... 869 23
First United Corp. ...................................................... 706 26
First Western Financial, Inc.(a) ............................................. 921 26
FirstCash Holdings, Inc. .................................................. 4,409 962
Firstsun Capital Bancorp(a) ................................................ 2,754 97
Five Star Bancorp ...................................................... 1,734 70
Flagstar Bank NA ....................................................... 34,521 482
Flushing Financial Corp. .................................................. 3,600 58
Flywire Corp.(a) ....................................................... 12,588 170
FNB Corp. ............................................................ 40,286 719
Fold Holdings, Inc.(a)(b) ................................................. 1,099 2
Franklin BSP Realty Trust, Inc. ............................................. 9,076 83
Franklin Financial Services Corp. ........................................... 478 27
Franklin Resources, Inc. .................................................. 31,578 946

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Freedom Holding Corp.(a)(b) .............................................. 2,056 $ 308
FS Bancorp, Inc. ....................................................... 731 30
Fulton Financial Corp. ................................................... 21,689 468
FVCBankcorp, Inc. ..................................................... 1,702 27
Galaxy Digital, Inc., Class A(a) ............................................. 21,312 585
GBank Financial Holdings, Inc.(a) ........................................... 1,050 31
GCM Grosvenor, Inc., Class A ............................................. 6,767 74
Gemini Space Station, Inc., Class A(a)(b) ...................................... 4,144 18
Genworth Financial, Inc., Class A(a) ......................................... 43,380 381
German American Bancorp, Inc. ............................................ 4,094 176
Glacier Bancorp, Inc. .................................................... 14,799 726
Globe Life, Inc. ........................................................ 8,928 1,378
Goosehead Insurance, Inc., Class A(a) ........................................ 2,644 118
Granite Point Mortgage Trust, Inc. ........................................... 5,086 8
Great Southern Bancorp, Inc. .............................................. 866 59
Green Dot Corp., Class A(a) ............................................... 5,660 71
Greene County Bancorp, Inc. .............................................. 792 19
Greenlight Capital Re Ltd., Class A(a) ........................................ 2,926 54
HA Sustainable Infrastructure Capital, Inc.(b) ................................... 14,413 605
Hagerty, Inc., Class A(a) .................................................. 11,130 113
Hamilton Insurance Group Ltd., Class B ...................................... 6,860 225
Hamilton Lane, Inc., Class A ............................................... 3,716 342
Hancock Whitney Corp. .................................................. 9,251 625
Hanmi Financial Corp. ................................................... 3,355 100
Hanover Bancorp, Inc. ................................................... 527 13
Hawthorn Bancshares, Inc. ................................................ 709 24
HBT Financial, Inc. ..................................................... 1,650 46
HCI Group, Inc. ........................................................ 1,272 195
Heritage Financial Corp. .................................................. 4,624 127
Heritage Insurance Holdings, Inc.(a) ......................................... 2,814 83
Hilltop Holdings, Inc. .................................................... 4,549 171
Hippo Holdings, Inc.(a) .................................................. 2,065 54
Home Bancorp, Inc. ..................................................... 769 48
Home Bancshares, Inc. ................................................... 21,045 565
HomeTrust Bancshares, Inc. ............................................... 1,797 82
Hope Bancorp, Inc. ..................................................... 13,965 174
Horace Mann Educators Corp. .............................................. 4,596 209
Horizon Bancorp, Inc. ................................................... 5,739 104
Houlihan Lokey, Inc., Class A .............................................. 6,226 963
Independent Bank Corp. MA ............................................... 5,531 431
Independent Bank Corp. MI ............................................... 2,243 74
Innventure, Inc.(a)(b) .................................................... 5,393 35
International Bancshares Corp. ............................................. 6,431 461
International Money Express, Inc.(a) ......................................... 3,162 50
Invesco Ltd. ........................................................... 50,402 1,321
Invesco Mortgage Capital, Inc.(b) ........................................... 9,493 77
Investar Holding Corp. ................................................... 1,382 38
Investors Title Co. ...................................................... 156 37
Isabella Bank Corp. ..................................................... 755 30
Jack Henry & Associates, Inc. .............................................. 8,217 1,263
Jackson Financial, Inc., Class A ............................................. 7,853 909
James River Group Holdings, Inc. ........................................... 4,186 26
Jefferies Financial Group, Inc. .............................................. 18,830 908
Jefferson Capital, Inc. .................................................... 2,676 56
John Marshall Bancorp, Inc. ............................................... 1,411 30
Kearny Financial Corp. ................................................... 6,582 53
Kemper Corp. ......................................................... 6,630 223
Kestrel Group Ltd.(a)(b) .................................................. 786 8
Kingstone Cos., Inc. ..................................................... 1,242 21
Kingsway Financial Services, Inc.(a) ......................................... 2,406 26
Kinsale Capital Group, Inc. ................................................ 2,506 811
KKR Real Estate Finance Trust, Inc. ......................................... 6,058 37
Ladder Capital Corp., Class A .............................................. 12,718 131

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lakeland Financial Corp. ................................................. 2,784 $ 168
Landmark Bancorp, Inc. .................................................. 558 15
Lazard, Inc., Class A ..................................................... 10,552 512
LCNB Corp. .......................................................... 1,515 25
Lemonade, Inc.(a) ...................................................... 7,862 445
LendingClub Corp.(a) .................................................... 12,743 218
LendingTree, Inc.(a) ..................................................... 1,289 64
Lesaka Technologies, Inc.(a) ............................................... 5,493 26
Lincoln National Corp. ................................................... 21,514 813
LINKBANCORP, Inc. ................................................... 2,792 24
Live Oak Bancshares, Inc. ................................................ 4,076 153
LUB Liquidating Trust(a)(d) ............................................... 2,351 1
MainStreet Bancshares, Inc. ............................................... 700 16
MarketAxess Holdings, Inc. ............................................... 3,971 624
Marqeta, Inc., Class A(a) ................................................. 39,876 173
MBIA, Inc.(a) ......................................................... 5,175 30
Mechanics Bancorp ..................................................... 4,732 70
Medallion Financial Corp. ................................................ 1,629 15
Mercantile Bank Corp. ................................................... 1,898 97
Merchants Bancorp ..................................................... 2,380 111
Mercury General Corp. ................................................... 3,042 296
Meridian Corp. ........................................................ 1,014 19
Metrocity Bankshares, Inc. ................................................ 2,561 82
Metropolitan Bank Holding Corp. ........................................... 988 87
MFA Financial, Inc. ..................................................... 11,452 117
MGIC Investment Corp. .................................................. 24,056 637
Miami International Holdings, Inc.(a) ........................................ 9,400 437
Mid Penn Bancorp, Inc. .................................................. 2,352 78
Midland States Bancorp, Inc. .............................................. 2,193 57
Moelis & Co., Class A ................................................... 8,319 542
Morningstar, Inc. ....................................................... 2,399 405
MVB Financial Corp. .................................................... 1,308 34
National Bank Holdings Corp., Class A ....................................... 4,755 203
National Bankshares, Inc. ................................................. 705 25
Navient Corp. ......................................................... 10,594 98
NB Bancorp, Inc. ....................................................... 4,506 88
NBT Bancorp, Inc. ...................................................... 5,855 256
NCR Atleos Corp.(a) .................................................... 8,253 366
Nelnet, Inc., Class A ..................................................... 1,856 263
Neptune Insurance Holdings, Inc., Class A(a) ................................... 2,562 64
NerdWallet, Inc., Class A(a) ............................................... 3,660 40
NewtekOne, Inc. ....................................................... 2,852 37
Nexpoint Real Estate Finance, Inc. .......................................... 1,854 27
NI Holdings, Inc.(a) ..................................................... 745 10
Nicolet Bankshares, Inc. .................................................. 2,235 327
NMI Holdings, Inc., Class A(a) ............................................. 8,512 330
Northeast Bank ........................................................ 893 111
Northeast Community Bancorp, Inc. ......................................... 1,548 37
Northfield Bancorp, Inc. .................................................. 4,552 64
Northpointe Bancshares, Inc. ............................................... 2,014 36
Northrim Bancorp, Inc. ................................................... 2,465 60
Northwest Bancshares, Inc. ................................................ 15,916 220
Norwood Financial Corp. ................................................. 1,138 33
Oak Valley Bancorp ..................................................... 782 26
OceanFirst Financial Corp. ................................................ 6,342 121
Octave Specialty Group, Inc.(a) ............................................. 4,814 21
OFG Bancorp ......................................................... 4,879 224
Ohio Valley Banc Corp. .................................................. 438 20
Old National Bancorp .................................................... 39,583 949
Old Republic International Corp. ............................................ 25,941 1,036
Old Second Bancorp, Inc. ................................................. 5,696 117
OneMain Holdings, Inc., Class A ............................................ 13,294 781
Onity Group, Inc.(a) ..................................................... 803 37

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
OP Bancorp ........................................................... 1,357 $ 19
Open Lending Corp.(a) ................................................... 11,617 20
Oportun Financial Corp.(a) ................................................ 4,258 26
Oppenheimer Holdings, Inc., Class A ......................................... 683 78
OppFi, Inc.(a) ......................................................... 2,964 28
Orange County Bancorp, Inc. .............................................. 1,287 44
Orchid Island Capital, Inc.(b) .............................................. 21,772 153
Origin Bancorp, Inc. ..................................................... 3,199 150
Orrstown Financial Services, Inc. ........................................... 2,109 77
Oscar Health, Inc., Class A(a) .............................................. 27,994 517
Palomar Holdings, Inc.(a) ................................................. 2,982 359
Park National Corp. ..................................................... 2,019 348
Parke Bancorp, Inc. ..................................................... 1,144 34
Pathward Financial, Inc. .................................................. 2,454 213
Patria Investments Ltd., Class A ............................................ 6,790 88
Patriot National Bancorp, Inc.(a) ............................................ 9,085 11
Paymentus Holdings, Inc., Class A(a) ........................................ 6,524 183
Payoneer Global, Inc.(a) .................................................. 30,212 150
Paysafe Ltd.(a) ......................................................... 3,450 31
Paysign, Inc.(a) ........................................................ 3,997 26
PCB Bancorp .......................................................... 1,265 31
Peapack-Gladstone Financial Corp. .......................................... 1,740 73
PennyMac Financial Services, Inc. .......................................... 3,918 354
PennyMac Mortgage Investment Trust ........................................ 9,806 119
Peoples Bancorp of North Carolina, Inc. ....................................... 511 20
Peoples Bancorp, Inc. .................................................... 3,972 137
Peoples Financial Services Corp. ............................................ 1,048 60
Perella Weinberg Partners, Class A ........................................... 7,473 170
Pinnacle Financial Partners, Inc. ............................................ 17,131 1,695
Pioneer Bancorp, Inc.(a) .................................................. 1,180 17
Piper Sandler Cos. ...................................................... 7,868 686
PJT Partners, Inc., Class A ................................................ 2,564 392
Plumas Bancorp ........................................................ 727 37
Ponce Financial Group, Inc.(a) ............................................. 2,169 38
Popular, Inc. .......................................................... 7,264 1,092
PRA Group, Inc.(a) ..................................................... 4,286 93
Preferred Bank ......................................................... 1,533 145
Primerica, Inc. ......................................................... 3,601 1,013
Primis Financial Corp. ................................................... 2,271 33
Princeton Bancorp, Inc. .................................................. 549 20
Priority Technology Holdings, Inc.(a) ........................................ 3,299 17
ProAssurance Corp.(a) ................................................... 5,784 143
PROG Holdings, Inc. .................................................... 4,360 156
Prosperity Bancshares, Inc. ................................................ 11,136 776
Provident Financial Services, Inc. ........................................... 14,105 320
QCR Holdings, Inc. ..................................................... 1,841 166
Radian Group, Inc. ...................................................... 15,337 550
RBB Bancorp ......................................................... 1,830 44
Ready Capital Corp. ..................................................... 16,779 32
Red River Bancshares, Inc. ................................................ 551 50
Redwood Trust, Inc. ..................................................... 14,097 78
Regional Management Corp. ............................................... 977 36
Reinsurance Group of America, Inc. ......................................... 7,480 1,582
Remitly Global, Inc.(a) ................................................... 19,016 416
RenaissanceRe Holdings Ltd. .............................................. 4,722 1,450
Renasant Corp. ........................................................ 10,556 421
Repay Holdings Corp., Class A(a) ........................................... 7,408 28
Republic Bancorp, Inc., Class A ............................................ 935 71
Rhinebeck Bancorp, Inc.(a) ................................................ 517 8
Richmond Mutual Bancorp, Inc. ............................................ 930 15
Ridgepost Capital, Inc., Class A ............................................. 6,439 51
Rithm Capital Corp. ..................................................... 63,316 619
Rithm Property Trust, Inc. ................................................. 856 12

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
RLI Corp. ............................................................ 9,520 $ 493
Root, Inc., Class A(a) .................................................... 1,204 66
Runway Growth Finance Corp.(b) ........................................... 4,753 32
Ryan Specialty Holdings, Inc., Class A ........................................ 12,971 451
S&T Bancorp, Inc. ...................................................... 4,130 182
Safety Insurance Group, Inc. ............................................... 1,641 123
SB Financial Group, Inc. ................................................. 642 13
Seacoast Banking Corp. of Florida ........................................... 11,020 347
Security National Financial Corp., Class A(a) ................................... 1,935 19
SEI Investments Co. ..................................................... 11,462 1,039
Selective Insurance Group, Inc. ............................................. 6,814 572
Selectquote, Inc.(a) ..................................................... 15,697 14
ServisFirst Bancshares, Inc. ............................................... 5,838 465
Seven Hills Realty Trust .................................................. 2,493 20
Sezzle, Inc.(a) ......................................................... 1,887 150
Shift4 Payments, Inc., Class A(a)(b) ......................................... 5,967 264
Shore Bancshares, Inc. ................................................... 3,461 67
Siebert Financial Corp.(a)(b) ............................................... 1,683 3
Sierra Bancorp ......................................................... 1,338 48
Silvercrest Asset Management Group, Inc., Class A ............................... 888 12
Simmons First National Corp., Class A ....................................... 16,343 347
SiriusPoint Ltd.(a) ...................................................... 11,719 274
Skyward Specialty Insurance Group, Inc.(a) .................................... 4,612 210
Slide Insurance Holdings, Inc.(a) ............................................ 8,158 152
SLM Corp. ........................................................... 22,320 515
SmartFinancial, Inc. ..................................................... 1,694 71
Sound Financial Bancorp, Inc. .............................................. 242 10
South Plains Financial, Inc. ................................................ 1,411 58
Southern First Bancshares, Inc.(a) ........................................... 862 49
Southern Missouri Bancorp, Inc. ............................................ 1,086 74
Southside Bancshares, Inc. ................................................ 3,206 106
SouthState Bank Corp. ................................................... 11,076 1,082
SR Bancorp, Inc. ....................................................... 786 15
Starwood Property Trust, Inc. .............................................. 40,000 734
Stellar Bancorp, Inc. ..................................................... 5,231 196
StepStone Group, Inc., Class A ............................................. 8,655 458
Sterling Bancorp, Inc.(a)(d) ................................................ 2,117 —(c)
Stewart Information Services Corp. .......................................... 3,417 239
Stifel Financial Corp. .................................................... 16,991 1,339
Stock Yards Bancorp, Inc. ................................................. 3,116 225
StoneX Group, Inc.(a) ................................................... 7,879 835
Sui Group Holdings Ltd.(a) ................................................ 7,929 12
Sunrise Realty Trust, Inc.(b) ............................................... 1,088 8
Texas Capital Bancshares, Inc.(a) ........................................... 4,923 496
TFS Financial Corp.(b) ................................................... 31,970 481
The Baldwin Insurance Group, Inc., Class A(a)(b) ................................ 10,829 246
The Bancorp, Inc.(a) ..................................................... 4,528 271
The Bank of NT Butterfield & Son Ltd. ....................................... 5,311 295
The First Bancorp, Inc. ................................................... 1,119 32
The Hanover Insurance Group, Inc. .......................................... 3,980 747
The Hingham Institution for Savings(b) ....................................... 199 57
The Western Union Co.(b) ................................................ 35,605 324
Third Coast Bancshares, Inc.(a) ............................................. 1,477 55
Timberland Bancorp, Inc. ................................................. 839 33
Tiptree, Inc. ........................................................... 2,486 43
Tompkins Financial Corp. ................................................. 1,521 128
Towne Bank .......................................................... 10,552 375
TPG Mortgage Investment Trust, Inc. ........................................ 3,367 27
TPG RE Finance Trust, Inc. ............................................... 8,045 68
TPG, Inc., Class A ...................................................... 15,840 691
Tradeweb Markets, Inc., Class A ............................................ 13,177 1,492
TriCo Bancshares ....................................................... 3,376 170
Triumph Financial, Inc.(a) ................................................. 2,561 173

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Trupanion, Inc.(a) ...................................................... 3,457 $ 83
TrustCo Bank Corp. ..................................................... 2,029 97
Trustmark Corp. ........................................................ 6,236 277
TWFG, Inc., Class A(a) .................................................. 1,545 29
Two Harbors Investment Corp. ............................................. 11,897 138
UMB Financial Corp. .................................................... 8,364 1,055
United Bankshares, Inc. .................................................. 15,582 683
United Community Banks, Inc. ............................................. 13,586 453
United Fire Group, Inc. ................................................... 2,462 99
Unity Bancorp, Inc. ..................................................... 786 41
Universal Insurance Holdings, Inc. .......................................... 2,908 115
Univest Financial Corp. .................................................. 3,165 120
Unum Group .......................................................... 18,556 1,492
Upstart Holdings, Inc.(a)(b) ............................................... 9,778 309
USCB Financial Holdings, Inc. ............................................. 1,316 24
UWM Holdings Corp. ................................................... 29,283 104
Valley National Bancorp .................................................. 54,329 737
Velocity Financial, Inc.(a) ................................................. 2,731 53
Victory Capital Holdings, Inc., Class A(b)(e) ................................... 6,096 479
Virginia National Bankshares Corp. .......................................... 534 23
Virtu Financial, Inc., Class A ............................................... 9,394 467
Virtus Investment Partners, Inc. ............................................. 718 105
Voya Financial, Inc. ..................................................... 10,578 867
WaFd, Inc. ............................................................ 8,539 302
Walker & Dunlop, Inc. ................................................... 3,744 189
Washington Trust Bancorp, Inc. ............................................. 2,137 67
Waterstone Financial, Inc. ................................................. 1,730 31
Webster Financial Corp. .................................................. 18,295 1,324
WesBanco, Inc. ........................................................ 10,777 371
West Bancorp, Inc. ...................................................... 1,698 41
Westamerica Bancorp .................................................... 2,648 145
Western Alliance Bancorp ................................................. 11,930 973
Western New England Bancorp, Inc. ......................................... 2,025 28
Westwood Holdings Group, Inc. ............................................ 857 14
WEX, Inc.(a) .......................................................... 3,882 584
White Mountains Insurance Group Ltd. ....................................... 274 612
Wintrust Financial Corp. .................................................. 7,582 1,142
WisdomTree, Inc.(b) ..................................................... 13,981 238
World Acceptance Corp.(a) ................................................ 457 67
WSFS Financial Corp. ................................................... 5,969 430
Zions Bancorp NA ...................................................... 16,682 1,058
132,250
Health Care (13.4%):
10X Genomics, Inc., Class A(a) ............................................. 12,893 284
4D Molecular Therapeutics, Inc.(a) .......................................... 5,204 46
Aardvark Therapeutics, Inc.(a) ............................................. 1,375 7
Abeona Therapeutics, Inc.(a)(b) ............................................ 5,541 30
Absci Corp.(a) ......................................................... 14,909 74
Acadia Healthcare Co., Inc.(a) .............................................. 9,842 255
ACADIA Pharmaceuticals, Inc.(a) ........................................... 19,202 431
Accendra Health, Inc.(a) .................................................. 8,413 31
Accuray, Inc.(a) ........................................................ 12,908 6
Achieve Life Sciences, Inc.(a) .............................................. 5,331 23
Aclaris Therapeutics, Inc.(a) ............................................... 11,749 51
Acme United Corp. ..................................................... 383 16
Actuate Therapeutics, Inc.(a) ............................................... 1,106 3
Acumen Pharmaceuticals, Inc.(a) ............................................ 5,303 13
AdaptHealth Corp., Class A(a) ............................................. 10,149 133
Adaptive Biotechnologies Corp.(a) .......................................... 16,990 240
Addus HomeCare Corp.(a) ................................................ 2,057 199
ADMA Biologics, Inc.(a) ................................................. 26,301 270
Agenus, Inc.(a) ........................................................ 3,453 14
Agilon Health, Inc.(a) .................................................... 1,410 39

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Agios Pharmaceuticals, Inc.(a) ............................................. 6,151 $ 172
Akebia Therapeutics, Inc.(a) ............................................... 29,588 41
Aldeyra Therapeutics, Inc.(a) .............................................. 6,375 10
Alector, Inc.(a) ......................................................... 8,567 20
Align Technology, Inc.(a) ................................................. 7,617 1,341
Alignment Healthcare, Inc.(a) .............................................. 20,460 461
Alkermes PLC(a) ....................................................... 18,693 630
Allogene Therapeutics, Inc.(a) .............................................. 17,119 36
Alpha Teknova, Inc.(a) ................................................... 1,229 4
Alphatec Holdings, Inc.(a) ................................................ 12,991 127
Altimmune, Inc.(a) ...................................................... 14,763 38
Alto Neuroscience, Inc.(a) ................................................ 3,266 84
Alumis, Inc.(a) ......................................................... 8,141 201
AMN Healthcare Services, Inc.(a) ........................................... 4,388 90
Amneal Pharmaceuticals, Inc.(a) ............................................ 17,965 231
Amphastar Pharmaceuticals, Inc.(a) .......................................... 3,755 82
Amylyx Pharmaceuticals, Inc.(a) ............................................ 10,644 170
AnaptysBio, Inc.(a) ..................................................... 3,065 201
Anavex Life Sciences Corp.(a)(b) ........................................... 10,275 34
AngioDynamics, Inc.(a) .................................................. 4,173 46
ANI Pharmaceuticals, Inc.(a) .............................................. 2,227 177
Anika Therapeutics, Inc.(a) ................................................ 1,474 18
Anixa Biosciences, Inc.(a) ................................................ 3,627 11
Annexon, Inc.(a) ....................................................... 14,637 86
Annovis Bio, Inc.(a)(b) ................................................... 2,561 5
Anteris Technologies Global Corp.(a) ........................................ 9,259 57
Apellis Pharmaceuticals, Inc.(a) ............................................ 11,955 490
Apogee Therapeutics, Inc.(a) ............................................... 5,547 460
Apyx Medical Corp.(a) ................................................... 4,142 14
Aquestive Therapeutics, Inc.(a)(b) ........................................... 13,177 54
Arcturus Therapeutics Holdings, Inc.(a)(b) ..................................... 2,978 26
Arcus Biosciences, Inc.(a) ................................................. 9,464 241
Arcutis Biotherapeutics, Inc.(a) ............................................. 12,537 291
Ardelyx, Inc.(a) ........................................................ 26,885 170
Armata Pharmaceuticals, Inc.(a)(b) .......................................... 1,263 13
ArriVent Biopharma, Inc.(a) ............................................... 3,307 103
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 15,006 1,103
ARS Pharmaceuticals, Inc.(a)(b) ............................................ 7,147 59
Artivion, Inc.(a) ........................................................ 5,214 187
Arvinas, Inc.(a) ........................................................ 6,113 61
Assembly Biosciences, Inc.(a)(b) ............................................ 1,200 32
Astrana Health, Inc.(a) ................................................... 4,426 151
Atea Pharmaceuticals, Inc.(a)(b) ............................................ 7,183 40
AtriCure, Inc.(a) ....................................................... 5,497 155
Aura Biosciences, Inc.(a) ................................................. 5,124 36
Avalo Therapeutics, Inc.(a) ................................................ 1,818 24
Avanos Medical, Inc.(a) .................................................. 5,122 126
Avantor, Inc.(a) ........................................................ 75,746 614
Aveanna Healthcare Holdings, Inc.(a) ........................................ 8,045 53
Avita Medical, Inc.(a)(b) .................................................. 3,443 15
Axogen, Inc.(a) ........................................................ 5,825 252
Axsome Therapeutics, Inc.(a) .............................................. 4,917 1,022
Azenta, Inc.(a) ......................................................... 5,217 128
Baxter International, Inc. ................................................. 58,271 1,024
Beam Therapeutics, Inc.(a) ................................................ 10,636 323
Benitec Biopharma, Inc.(a) ................................................ 3,727 45
Beta Bionics, Inc.(a)(b) ................................................... 3,959 40
Bicara Therapeutics, Inc.(a) ............................................... 4,113 89
BioAge Labs, Inc.(a) .................................................... 3,259 55
BioCryst Pharmaceuticals, Inc.(a) ........................................... 26,356 241
Biohaven Ltd.(a) ....................................................... 14,578 140
BioLife Solutions, Inc.(a) ................................................. 5,260 111
BioMarin Pharmaceutical, Inc.(a) ........................................... 21,700 1,170

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 2,072 $ 580
Bio-Techne Corp. ....................................................... 17,700 979
Bioventus, Inc., Class A(a) ................................................ 5,294 52
Black Diamond Therapeutics, Inc.(a) ......................................... 5,119 14
Bridgebio Pharma, Inc.(a) ................................................. 19,049 1,355
BrightSpring Health Services, Inc.(a) ......................................... 14,060 674
Brookdale Senior Living, Inc.(a) ............................................ 24,538 352
Bruker Corp. .......................................................... 11,766 432
Butterfly Network, Inc., Class A(a) .......................................... 22,346 107
C4 Therapeutics, Inc.(a) .................................................. 9,344 26
Cabaletta Bio, Inc.(a)(b) .................................................. 9,647 29
CAMP4 Therapeutics Corp.(a)(b) ........................................... 2,350 10
Candel Therapeutics, Inc.(a)(b) ............................................. 6,175 38
Capricor Therapeutics, Inc.(a) .............................................. 5,594 188
CapsoVision, Inc.(a)(b) ................................................... 3,277 23
Cardiff Oncology, Inc.(a)(b) ............................................... 7,130 12
CareCloud, Inc.(a) ...................................................... 4,092 12
CareDx, Inc.(a) ........................................................ 5,223 109
Caribou Biosciences, Inc.(a) ............................................... 9,800 18
Caris Life Sciences, Inc.(a) ................................................ 13,802 262
Carlsmed, Inc.(a)(b) ..................................................... 1,029 9
Cartesian Therapeutics, Inc.(a) ............................................. 1,147 7
Castle Biosciences, Inc.(a) ................................................ 3,313 81
Catalyst Pharmaceuticals, Inc.(a) ............................................ 12,553 353
Celcuity, Inc.(a)(b) ...................................................... 4,143 503
Celldex Therapeutics, Inc.(a) ............................................... 7,403 243
Ceribell, Inc.(a) ........................................................ 2,796 56
Certara, Inc.(a) ......................................................... 12,737 78
Cerus Corp.(a) ......................................................... 20,953 43
CG oncology, Inc.(a)(b) .................................................. 6,096 407
Charles River Laboratories International, Inc.(a) ................................. 5,565 929
Chemed Corp. ......................................................... 1,547 657
Claritev Corp., Class A(a)(b) ............................................... 1,008 25
ClearPoint Neuro, Inc.(a)(b) ............................................... 2,946 33
Climb Bio, Inc.(a) ...................................................... 4,805 43
Clover Health Investments Corp., Class A(a) ................................... 45,572 125
Codexis, Inc.(a) ........................................................ 10,081 28
Cogent Biosciences, Inc.(a) ................................................ 15,684 561
Cognition Therapeutics, Inc.(a) ............................................. 9,013 11
Coherus Oncology, Inc.(a)(b) .............................................. 14,118 25
Collegium Pharmaceutical, Inc.(a) ........................................... 3,493 118
Community Health Systems, Inc.(a) .......................................... 13,133 37
Compass Therapeutics, Inc.(a) .............................................. 13,729 24
Concentra Group Holdings Parent, Inc. ....................................... 13,150 296
CONMED Corp. ....................................................... 3,503 128
Contineum Therapeutics, Inc., Class A(a) ...................................... 3,293 42
Corbus Pharmaceuticals Holdings, Inc.(a) ..................................... 1,789 18
Corcept Therapeutics, Inc.(a) .............................................. 10,737 500
CorMedix, Inc.(a)(b) .................................................... 8,123 62
CorVel Corp.(a) ........................................................ 3,291 189
Corvus Pharmaceuticals, Inc.(a) ............................................ 7,197 109
Coya Therapeutics, Inc.(a) ................................................ 1,999 8
Crescent Biopharma, Inc.(a) ............................................... 2,240 50
Crinetics Pharmaceuticals, Inc.(a) ........................................... 11,146 432
Cross Country Healthcare, Inc.(a) ........................................... 3,450 35
CryoPort, Inc.(a) ....................................................... 5,465 56
Cullinan Therapeutics, Inc.(a) .............................................. 5,083 66
CVRx, Inc.(a) ......................................................... 1,696 13
Cytek Biosciences, Inc.(a) ................................................. 13,344 61
Cytokinetics, Inc.(a) ..................................................... 13,781 882
CytomX Therapeutics, Inc.(a) .............................................. 15,161 64
DaVita, Inc.(a) ......................................................... 7,460 1,157
Definitive Healthcare Corp., Class A(a) ....................................... 2,907 3

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Delcath Systems, Inc.(a) .................................................. 3,862 $ 40
Denali Therapeutics, Inc.(a) ............................................... 16,194 303
DENTSPLY SIRONA, Inc. ................................................ 22,719 267
Design Therapeutics, Inc.(a) ............................................... 3,919 53
Dianthus Therapeutics, Inc.(a) .............................................. 4,472 393
Disc Medicine, Inc., Class A(a) ............................................. 3,298 218
Doximity, Inc., Class A(a) ................................................. 14,852 363
Dyne Therapeutics, Inc.(a) ................................................ 13,740 241
Edgewise Therapeutics, Inc.(a) ............................................. 8,791 272
Editas Medicine, Inc.(a) .................................................. 11,143 33
Elanco Animal Health, Inc.(a) .............................................. 56,396 1,262
Electromed, Inc.(a) ...................................................... 783 20
Eledon Pharmaceuticals, Inc.(a)(b) .......................................... 8,136 30
Elicio Therapeutics, Inc.(a)(b) .............................................. 1,303 14
Embecta Corp. ......................................................... 6,225 57
Emergent BioSolutions, Inc.(a) ............................................. 5,704 47
Enanta Pharmaceuticals, Inc.(a) ............................................. 3,153 44
Encompass Health Corp. .................................................. 11,244 1,124
Enhabit, Inc.(a) ........................................................ 5,058 70
Enliven Therapeutics, Inc.(a) ............................................... 4,993 206
Enovis Corp.(a) ........................................................ 6,378 150
Entrada Therapeutics, Inc.(a) ............................................... 2,473 33
Envista Holdings Corp.(a) ................................................. 18,332 476
Erasca, Inc.(a) ......................................................... 21,226 226
Esperion Therapeutics, Inc.(a)(b) ............................................ 28,207 56
Establishment Labs Holdings, Inc.(a) ......................................... 3,030 208
Eton Pharmaceuticals, Inc.(a) .............................................. 2,600 63
Evolent Health, Inc., Class A(a) ............................................. 11,728 44
Evolus, Inc.(a) ......................................................... 5,468 29
Exagen, Inc.(a) ........................................................ 1,758 5
Exelixis, Inc.(a) ........................................................ 28,703 1,276
eXoZymes, Inc.(a) ...................................................... 240 2
EyePoint, Inc.(a) ....................................................... 8,381 111
Fate Therapeutics, Inc.(a) ................................................. 12,595 16
Filana Therapeutics, Inc.(a) ................................................ 4,877 7
Foghorn Therapeutics, Inc.(a) .............................................. 3,378 16
Forte Biosciences, Inc.(a) ................................................. 1,246 33
Fortrea Holdings, Inc.(a) .................................................. 10,646 122
Forum Markets, Inc.(a) ................................................... 976 5
Fractyl Health, Inc.(a) .................................................... 12,686 8
Fulcrum Therapeutics, Inc.(a) .............................................. 6,495 46
Fulgent Genetics, Inc.(a) .................................................. 2,279 35
Gain Therapeutics, Inc.(a) ................................................. 4,249 8
Galectin Therapeutics, Inc.(a)(b) ............................................ 5,212 12
GeneDx Holdings Corp., Class A(a) .......................................... 2,941 185
Genelux Corp.(a) ....................................................... 4,551 12
Geron Corp.(a) ......................................................... 69,578 107
Ginkgo Bioworks Holdings, Inc.(a) .......................................... 5,015 42
Glaukos Corp.(a) ....................................................... 6,351 912
Globus Medical, Inc., Class A(a) ............................................ 12,802 1,155
GoodRx Holdings, Inc., Class A(a)(b) ........................................ 10,214 24
Gossamer Bio, Inc.(a)(b) .................................................. 22,961 8
GRAIL, Inc.(a) ........................................................ 4,009 218
Greenwich Lifesciences, Inc.(a)(b) .......................................... 751 18
Guardant Health, Inc.(a) .................................................. 14,454 1,259
Guardian Pharmacy Services, Inc., Class A(a) ................................... 2,574 96
Haemonetics Corp.(a) .................................................... 5,244 315
Halozyme Therapeutics, Inc.(a) ............................................. 13,345 850
Harmony Biosciences Holdings, Inc.(a) ....................................... 5,758 180
Harrow, Inc.(a)(b) ...................................................... 3,762 153
Health Catalyst, Inc.(a)(b) ................................................. 6,477 8
HealthEquity, Inc.(a) .................................................... 9,548 783
HealthStream, Inc. ...................................................... 2,798 58

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
HeartFlow, Inc.(a)(b) .................................................... 6,151 $ 183
Henry Schein, Inc.(a) .................................................... 11,096 828
Heron Therapeutics, Inc.(a)(b) .............................................. 21,233 26
Hims & Hers Health, Inc.(a)(b) ............................................. 23,510 639
Hinge Health, Inc., Class A(a) .............................................. 2,763 123
Humacyte, Inc.(a)(b) .................................................... 18,758 16
ICU Medical, Inc.(a) .................................................... 2,792 333
Ideaya Biosciences, Inc.(a) ................................................ 9,460 275
Immix Biopharma, Inc.(a)(b) ............................................... 4,545 41
Immuneering Corp., Class A(a) ............................................. 5,983 31
ImmunityBio, Inc.(a)(b) .................................................. 42,762 304
Immunome, Inc.(a)(b) ................................................... 11,710 269
Immunovant, Inc.(a) ..................................................... 9,614 261
Incannex Healthcare, Inc.(a)(b) ............................................. 1,351 6
InfuSystem Holdings, Inc.(a) ............................................... 2,084 21
Inhibikase Therapeutics, Inc.(a)(b) ........................................... 10,552 20
Inhibrx Biosciences, Inc.(a) ................................................ 1,153 149
Innoviva, Inc.(a) ....................................................... 8,382 193
Inogen, Inc.(a) ......................................................... 2,740 20
Inovio Pharmaceuticals, Inc.(a) ............................................. 7,821 9
Insight Molecular Diagnostics, Inc.(a)(b) ...................................... 3,200 13
Inspire Medical Systems, Inc.(a) ............................................ 3,029 170
Integer Holdings Corp.(a) ................................................. 3,891 344
Integra LifeSciences Holdings Corp.(a) ....................................... 7,632 80
Intellia Therapeutics, Inc.(a)(b) ............................................. 12,831 173
Invivyd, Inc.(a) ........................................................ 25,703 36
Ionis Pharmaceuticals, Inc.(a) .............................................. 18,519 1,385
Iovance Biotherapeutics, Inc.(a) ............................................ 40,463 136
iRadimed Corp. ........................................................ 937 78
IRhythm Holdings, Inc.(a) ................................................ 3,622 468
Ironwood Pharmaceuticals, Inc., Class A(a) .................................... 18,026 74
Jade Biosciences, Inc.(a) .................................................. 4,663 114
Janux Therapeutics, Inc.(a) ................................................ 6,017 86
Jazz Pharmaceuticals PLC(a) .............................................. 6,671 1,354
Journey Medical Corp.(a)(b) ............................................... 2,220 11
KalVista Pharmaceuticals, Inc.(a) ........................................... 4,255 113
Keros Therapeutics, Inc.(a) ................................................ 2,136 24
Kiniksa Pharmaceuticals International PLC, Class A(a) ............................ 5,026 270
Kodiak Sciences, Inc.(a) .................................................. 6,374 277
KORU Medical Systems, Inc.(a) ............................................ 4,957 20
Krystal Biotech, Inc.(a) ................................................... 2,903 761
Kura Oncology, Inc.(a) ................................................... 9,801 87
Kymera Therapeutics, Inc.(a) .............................................. 7,998 648
Kyverna Therapeutics, Inc.(a)(b) ............................................ 3,778 33
Lantheus Holdings, Inc.(a) ................................................ 7,141 604
Larimar Therapeutics, Inc.(a) .............................................. 5,840 24
LB Pharmaceuticals, Inc.(a) ............................................... 2,152 68
LeMaitre Vascular, Inc. ................................................... 2,393 263
LENSAR, Inc.(a)(b) ..................................................... 1,074 6
LENZ Therapeutics, Inc.(a)(b) ............................................. 3,170 28
Lexeo Therapeutics, Inc.(a) ................................................ 6,517 37
Lexicon Pharmaceuticals, Inc.(a) ............................................ 22,679 37
Lifecore Biomedical, Inc.(a) ............................................... 3,935 20
LifeMD, Inc.(a)(b) ...................................................... 4,537 21
LifeStance Health Group, Inc.(a) ............................................ 18,433 140
Ligand Pharmaceuticals, Inc.(a) ............................................. 2,223 510
Lineage Cell Therapeutics, Inc.(a)(b) ......................................... 26,921 41
Liquidia Corp.(a) ....................................................... 8,171 320
Lucid Diagnostics, Inc.(a) ................................................. 10,113 11
Lyell Immunopharma, Inc.(a)(b) ............................................ 827 16
Madrigal Pharmaceuticals, Inc.(a) ........................................... 2,389 1,236
MannKind Corp.(a) ..................................................... 33,796 96
MapLight Therapeutics, Inc.(a)(b) ........................................... 1,407 45

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Maravai LifeSciences Holdings, Inc., Class A(a) ................................. 11,927 $ 44
Masimo Corp.(a) ....................................................... 5,629 1,004
MaxCyte, Inc.(a) ....................................................... 11,283 10
Maze Therapeutics, Inc.(a) ................................................ 3,040 81
MBX Biosciences, Inc.(a) ................................................. 3,063 93
Medpace Holdings, Inc.(a) ................................................ 2,615 1,095
MeiraGTx Holdings PLC(a) ............................................... 6,616 61
Merit Medical Systems, Inc.(a) ............................................. 6,623 452
Merrimack Pharmaceuticals, Inc.(a)(d) ........................................ 1,827 —(c)
Mesa Laboratories, Inc. .................................................. 613 61
Microbot Medical, Inc.(a)(b) ............................................... 6,986 15
MiMedx Group, Inc.(a) ................................................... 13,385 45
Mineralys Therapeutics, Inc.(a) ............................................. 6,750 180
Mirum Pharmaceuticals, Inc.(a) ............................................. 5,734 558
Moderna, Inc.(a)(b) ..................................................... 41,396 1,902
Molina Healthcare, Inc.(a) ................................................ 5,826 1,134
Monopar Therapeutics, Inc.(a)(b) ........................................... 503 26
Monte Rosa Therapeutics, Inc.(a) ........................................... 5,328 102
MoonLake Immunotherapeutics, Class A(a) .................................... 7,203 118
Myriad Genetics, Inc.(a) .................................................. 10,168 48
Nakamoto, Inc.(a)(b) .................................................... 47,549 8
National HealthCare Corp. ................................................ 1,314 228
Nautilus Biotechnology, Inc., Class A(a) ...................................... 6,886 18
Nektar Therapeutics(a) ................................................... 3,127 266
Neogen Corp.(a) ....................................................... 24,697 232
NeoGenomics, Inc.(a) .................................................... 14,632 136
Neumora Therapeutics, Inc.(a) ............................................. 6,372 16
Neurocrine Biosciences, Inc.(a) ............................................. 11,180 1,472
Neurogene, Inc.(a) ...................................................... 1,407 37
NeuroPace, Inc.(a) ...................................................... 2,900 49
Niagen Bioscience, Inc.(a) ................................................ 6,049 29
Nkarta, Inc.(a) ......................................................... 6,134 17
Novavax, Inc.(a)(b) ..................................................... 17,772 141
Novocure Ltd.(a) ....................................................... 11,721 178
NRC Health ........................................................... 1,479 24
Nurix Therapeutics, Inc.(a) ................................................ 11,082 185
Nutex Health, Inc.(a)(b) .................................................. 573 68
Nuvalent, Inc., Class A(a) ................................................. 5,938 595
Nuvation Bio, Inc.(a) .................................................... 27,882 124
Nuvectis Pharma, Inc.(a)(b) ............................................... 1,734 15
Ocugen, Inc.(a)(b) ...................................................... 36,556 63
Ocular Therapeutix, Inc.(a) ................................................ 22,528 211
Olema Pharmaceuticals, Inc.(a) ............................................. 7,078 102
Omada Health, Inc.(a) ................................................... 2,329 34
Omeros Corp.(a)(b) ..................................................... 7,805 114
OmniAb, Inc.(a) ........................................................ 13,488 19
Omnicell, Inc.(a) ....................................................... 5,047 209
OPKO Health, Inc.(a) .................................................... 44,268 50
OptimizeRx Corp.(a) .................................................... 1,774 11
Option Care Health, Inc.(a) ................................................ 17,651 359
Opus Genetics, Inc.(a) ................................................... 5,939 30
Oramed Pharmaceuticals, Inc. .............................................. 3,511 14
OraSure Technologies, Inc.(a) .............................................. 7,462 23
Organogenesis Holdings, Inc., Class A(a) ...................................... 6,279 15
Organon & Co. ........................................................ 29,671 393
ORIC Pharmaceuticals, Inc.(a) ............................................. 6,662 66
Orthofix Medical, Inc.(a) ................................................. 4,502 53
OrthoPediatrics Corp.(a) .................................................. 1,930 29
Oruka Therapeutics, Inc.(a)(b) .............................................. 4,678 320
Ovid Therapeutics, Inc.(a) ................................................. 13,166 36
Owlet, Inc., Class A(a) ................................................... 1,704 8
Pacific Biosciences of California, Inc.(a)(b) .................................... 30,843 49
Pacira BioSciences, Inc.(a) ................................................ 4,440 113

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
PACS Group, Inc.(a) ..................................................... 4,776 $ 160
Palisade Bio, Inc.(a) ..................................................... 16,454 33
Palvella Therapeutics, Inc.(a) .............................................. 1,042 134
PDL BioPharma, Inc.(a)(b)(d) .............................................. 17,605 5
Pediatrix Medical Group, Inc.(a) ............................................ 9,369 211
Penumbra, Inc.(a) ....................................................... 4,353 1,421
PepGen, Inc.(a) ........................................................ 6,969 11
Perrigo Co. PLC ....................................................... 15,693 186
Personalis, Inc.(a)(b) .................................................... 7,109 39
Perspective Therapeutics, Inc.(a) ............................................ 10,567 41
Phathom Pharmaceuticals, Inc.(a) ........................................... 5,475 61
Phibro Animal Health Corp., Class A ......................................... 2,346 125
Phreesia, Inc.(a) ........................................................ 5,611 52
Picard Medical, Inc.(a) ................................................... 2,794 1
Praxis Precision Medicines, Inc.(a) .......................................... 2,995 955
Precigen, Inc.(a) ........................................................ 16,972 71
Prestige Consumer Healthcare, Inc.(a) ........................................ 5,335 300
Prime Medicine, Inc.(a)(b) ................................................ 10,817 38
Privia Health Group, Inc.(a) ............................................... 13,203 328
PROCEPT BioRobotics Corp.(a) ............................................ 6,214 149
Pro-Dex, Inc.(a)(b) ...................................................... 231 12
Progyny, Inc.(a) ........................................................ 7,865 146
ProKidney Corp., Class A(a)(b) ............................................. 11,828 23
Protagonist Therapeutics, Inc.(a) ............................................ 6,876 681
Protalix BioTherapeutics, Inc.(a) ............................................ 8,231 18
Protara Therapeutics, Inc.(a) ............................................... 5,611 30
PTC Therapeutics, Inc.(a) ................................................. 9,121 593
Pulse Biosciences, Inc.(a)(b) ............................................... 2,040 43
Puma Biotechnology, Inc.(a) ............................................... 4,390 33
Pyxis Oncology, Inc.(a) .................................................. 5,499 9
Quanterix Corp.(a) ...................................................... 4,367 14
Quantum-Si, Inc.(a)(b) ................................................... 19,808 19
QuidelOrtho Corp.(a) .................................................... 7,714 95
Quince Therapeutics, Inc.(a) ............................................... 549 1
RadNet, Inc.(a) ........................................................ 7,973 451
Rani Therapeutics Holdings, Inc., Class A(a) ................................... 8,342 7
Rapid Micro Biosystems, Inc., Class A(a) ...................................... 2,319 6
Rapport Therapeutics, Inc.(a) .............................................. 3,354 111
Recursion Pharmaceuticals, Inc., Class A(a)(b) .................................. 53,269 184
REGENXBIO, Inc.(a) ................................................... 5,260 47
Relay Therapeutics, Inc.(a) ................................................ 15,059 195
Relmada Therapeutics, Inc.(a) .............................................. 6,925 52
Repligen Corp.(a) ....................................................... 6,098 721
Replimune Group, Inc.(a) ................................................. 8,761 23
Revolution Medicines, Inc.(a) .............................................. 19,788 2,852
Revvity, Inc.(b) ........................................................ 12,740 1,104
Rezolute, Inc.(a) ....................................................... 9,592 31
Rhythm Pharmaceuticals, Inc.(a) ............................................ 7,289 593
Rigel Pharmaceuticals, Inc.(a) .............................................. 2,048 59
Rocket Pharmaceuticals, Inc.(a) ............................................. 11,558 40
Royalty Pharma PLC, Class A .............................................. 45,408 2,275
RxSight, Inc.(a) ........................................................ 4,421 31
SAB Biotherapeutics, Inc.(a) ............................................... 4,211 16
Sagimet Biosciences, Inc., Class A(a) ......................................... 2,984 24
Sana Biotechnology, Inc.(a)(b) ............................................. 19,022 63
Sanara Medtech, Inc.(a) .................................................. 354 7
Sangamo Therapeutics, Inc.(a) ............................................. 42,040 5
SANUWAVE Health, Inc.(a) ............................................... 923 15
Sarepta Therapeutics, Inc.(a) ............................................... 11,384 238
Savara, Inc.(a) ......................................................... 11,914 62
Scholar Rock Holding Corp.(a) ............................................. 10,589 494
Schrodinger, Inc.(a) ..................................................... 7,195 86
Select Medical Holdings Corp. ............................................. 12,191 200

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
SELLAS Life Sciences Group, Inc.(a)(b) ...................................... 16,048 $ 79
Senseonics Holdings, Inc.(a)(b) ............................................. 4,264 28
Septerna, Inc.(a) ........................................................ 3,095 74
Sera Prognostics, Inc., Class A(a) ........................................... 3,052 6
Seres Therapeutics, Inc.(a) ................................................ 767 6
Shattuck Labs, Inc.(a) .................................................... 6,420 46
Shoulder Innovations, Inc.(a)(b) ............................................ 1,172 15
SI-BONE, Inc.(a) ....................................................... 4,790 59
SIGA Technologies, Inc. .................................................. 4,647 21
Sight Sciences, Inc.(a) ................................................... 3,323 14
Simulations Plus, Inc.(a) .................................................. 1,904 27
Sionna Therapeutics, Inc.(a) ............................................... 2,867 111
Solana Co.(a) .......................................................... 2,596 5
Soleno Therapeutics, Inc.(a) ............................................... 5,669 299
Solid Biosciences, Inc.(a) ................................................. 6,858 50
Solventum Corp.(a) ..................................................... 16,898 1,138
Sonida Senior Living, Inc.(a) .............................................. 2,051 78
Sotera Health Co.(a) ..................................................... 25,227 393
Spero Therapeutics, Inc.(a) ................................................ 4,664 12
Spyre Therapeutics, Inc.(a)(b) .............................................. 7,381 550
STAAR Surgical Co.(a) .................................................. 5,631 148
Standard BioTools, Inc.(a) ................................................ 42,175 39
Stereotaxis, Inc.(a) ...................................................... 8,868 17
Stoke Therapeutics, Inc.(a) ................................................ 5,096 167
Strata Critical Medical, Inc.(a)(b) ........................................... 7,499 38
Streamex Corp.(a)(b) .................................................... 8,014 6
Strive, Inc., Class B(a)(b) ................................................. 5,890 90
Supernus Pharmaceuticals, Inc.(a) ........................................... 6,231 299
Surgery Partners, Inc.(a)(b) ................................................ 8,863 124
Surrozen, Inc.(a) ....................................................... 280 9
Syndax Pharmaceuticals, Inc.(a) ............................................ 9,702 208
Tactile Systems Technology, Inc.(a) .......................................... 2,458 57
Talkspace, Inc.(a) ....................................................... 15,576 81
Tandem Diabetes Care, Inc.(a) .............................................. 7,738 151
Tango Therapeutics, Inc.(a) ................................................ 10,120 219
Tarsus Pharmaceuticals, Inc.(a) ............................................. 4,571 291
Taysha Gene Therapies, Inc.(a) ............................................. 25,690 164
Tectonic Therapeutic, Inc.(a)(b) ............................................. 1,023 29
Teladoc Health, Inc.(a) ................................................... 19,976 121
Teleflex, Inc. .......................................................... 5,038 624
Tempus AI, Inc., Class A(a)(b) ............................................. 11,949 663
Tenaya Therapeutics, Inc.(a) ............................................... 18,491 13
Terns Pharmaceuticals, Inc.(a) .............................................. 10,947 579
TG Therapeutics, Inc.(a) .................................................. 16,953 573
The Ensign Group, Inc. ................................................... 6,413 1,197
The Joint Corp.(a)(b) .................................................... 1,452 13
The Oncology Institute, Inc.(a) ............................................. 7,386 29
The Pennant Group, Inc.(a) ................................................ 3,776 118
Theravance Biopharma, Inc.(a) ............................................. 5,433 91
Third Harmonic Bio, Inc.(a)(d) ............................................. 2,389 —(c)
Tonix Pharmaceuticals Holding Corp.(a) ...................................... 1,462 19
TransMedics Group, Inc.(a) ................................................ 3,787 382
Travere Therapeutics, Inc.(a) ............................................... 10,366 437
Treace Medical Concepts, Inc.(a) ............................................ 5,127 9
Trevi Therapeutics, Inc.(a) ................................................ 9,427 130
TruBridge, Inc.(a) ...................................................... 1,650 42
Twist Bioscience Corp.(a) ................................................. 6,711 392
Tyra Biosciences, Inc.(a) .................................................. 4,225 147
U.S. Physical Therapy, Inc. ................................................ 1,688 120
UFP Technologies, Inc.(a) ................................................. 847 162
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 10,451 258
Unicycive Therapeutics, Inc.(a)(b) ........................................... 2,182 17
Universal Health Services, Inc., Class B ....................................... 5,856 985

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Upstream Bio, Inc.(a) .................................................... 3,267 $ 30
Utah Medical Products, Inc. ............................................... 340 22
Vanda Pharmaceuticals, Inc.(a) ............................................. 6,187 44
Varex Imaging Corp.(a) .................................................. 4,705 55
Vaxcyte, Inc.(a) ........................................................ 16,082 921
Vera Therapeutics, Inc., Class A(a) .......................................... 6,554 233
Veracyte, Inc.(a) ........................................................ 8,869 292
Verastem, Inc.(a) ....................................................... 8,619 47
Vericel Corp.(a) ........................................................ 5,739 199
Viatris, Inc. ........................................................... 129,117 1,929
Viking Therapeutics, Inc.(a) ............................................... 12,846 401
Vir Biotechnology, Inc.(a) ................................................. 12,401 127
Viridian Therapeutics, Inc.(a) .............................................. 10,701 144
Vistagen Therapeutics, Inc.(a) .............................................. 3,850 2
Vor BioPharma, Inc.(a) ................................................... 2,491 36
Voyager Therapeutics, Inc.(a) .............................................. 5,592 21
WaVe Life Sciences Ltd.(a) ................................................ 18,033 127
Waystar Holding Corp.(a)(b) ............................................... 15,665 335
X4 Pharmaceuticals, Inc.(a) ............................................... 7,720 31
Xencor, Inc.(a) ......................................................... 7,897 94
Xeris Biopharma Holdings, Inc.(a) .......................................... 18,331 112
XOMA Royalty Corp.(a) ................................................. 1,390 57
Zenas Biopharma, Inc.(a) ................................................. 2,700 52
Zevra Therapeutics, Inc.(a) ................................................ 6,627 67
Zymeworks, Inc.(a) ..................................................... 8,024 221
105,073
Industrials (19.8%):
3D Systems Corp.(a) .................................................... 16,008 39
A.O. Smith Corp. ....................................................... 12,691 785
AAON, Inc. ........................................................... 7,725 721
AAR Corp.(a) ......................................................... 4,436 490
ABM Industries, Inc. .................................................... 6,589 269
ACCO Brands Corp. .................................................... 9,881 32
Acuity, Inc. ........................................................... 3,495 1,013
ACV Auctions, Inc., Class A(a) ............................................. 18,849 98
Advanced Drainage Systems, Inc. ........................................... 8,305 1,240
AECOM ............................................................. 14,736 1,239
AeroVironment, Inc.(a)(b) ................................................. 4,292 837
AerSale Corp.(a) ....................................................... 3,785 25
AGCO Corp. .......................................................... 6,859 830
AIRO Group Holdings, Inc.(a) ............................................. 2,278 17
Alamo Group, Inc. ...................................................... 1,331 231
Alaska Air Group, Inc.(a)(b) ............................................... 13,037 510
Albany International Corp., Class A .......................................... 3,206 186
Alight, Inc., Class A ..................................................... 53,428 44
Allegiant Travel Co.(a) ................................................... 1,806 137
Allegion PLC ......................................................... 9,821 1,350
Alliance Laundry Holdings, Inc.(a) .......................................... 5,184 132
Allient, Inc.(b) ......................................................... 1,644 125
Allison Transmission Holdings, Inc. ......................................... 9,403 1,263
Alta Equipment Group, Inc. ............................................... 2,207 17
Amentum Holdings, Inc.(a) ................................................ 22,539 591
Ameresco, Inc., Class A(a) ................................................ 3,647 108
American Airlines Group, Inc.(a) ............................................ 74,254 870
American Infrastructure Corp.(a)(b)(d) ........................................ 242 —(c)
American Superconductor Corp.(a) .......................................... 5,252 281
American Woodmark Corp.(a) .............................................. 1,606 70
Amprius Technologies, Inc.(a) .............................................. 13,361 281
API Group Corp.(a) ..................................................... 42,931 1,963
Apogee Enterprises, Inc. .................................................. 2,396 87
Applied Industrial Technologies, Inc. ......................................... 4,233 1,294
ArcBest Corp. ......................................................... 2,502 319
Archer Aviation, Inc., Class A(a)(b) .......................................... 71,404 410

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Arcosa, Inc. ........................................................... 5,511 $ 697
Argan, Inc. ........................................................... 1,522 1,020
Armstrong World Industries, Inc. ............................................ 4,841 825
Array Technologies, Inc.(a)(b) .............................................. 17,211 133
Astec Industries, Inc. .................................................... 2,579 168
Astronics Corp.(a) ...................................................... 3,560 254
Asure Software, Inc.(a) ................................................... 2,678 24
ATI, Inc.(a) ........................................................... 15,501 2,410
Atkore, Inc. ........................................................... 3,787 296
Atmus Filtration Technologies, Inc. .......................................... 9,255 587
Avis Budget Group, Inc.(a)(b) .............................................. 3,955 715
AZZ, Inc. ............................................................ 3,364 481
Babcock & Wilcox Enterprises, Inc.(a) ........................................ 12,137 190
Barrett Business Services, Inc. ............................................. 2,778 88
BlackSky Technology, Inc., Class A(a)(b) ...................................... 3,396 120
Blink Charging Co.(a) ................................................... 15,365 11
Blue Bird Corp.(a) ...................................................... 3,567 229
BlueLinx Holdings, Inc.(a) ................................................ 869 46
Boise Cascade Co. ...................................................... 4,026 319
Booz Allen Hamilton Holding Corp., Class A ................................... 13,657 1,062
Bowman Consulting Group Ltd.(a) .......................................... 1,582 50
Brady Corp., Class A .................................................... 4,864 398
BrightView Holdings, Inc.(a) .............................................. 7,846 93
Builders FirstSource, Inc.(a) ............................................... 12,314 974
BWX Technologies, Inc. .................................................. 10,427 2,256
Byrna Technologies, Inc.(a)(b) ............................................. 2,031 12
CACI International, Inc., Class A(a) ......................................... 2,498 1,298
Cadre Holdings, Inc. ..................................................... 3,390 101
Carlisle Cos., Inc. ....................................................... 4,615 1,640
Carpenter Technology Corp. ............................................... 5,502 2,356
Casella Waste Systems, Inc., Class A(a) ....................................... 7,109 563
CBIZ, Inc.(a) .......................................................... 5,622 171
CEA Industries, Inc.(a) ................................................... 4,436 14
CECO Environmental Corp.(a)(b) ........................................... 3,115 231
Centuri Holdings, Inc.(a) ................................................. 9,811 369
ChargePoint Holdings, Inc.(a) .............................................. 2,414 15
Chart Industries, Inc.(a) .................................................. 5,431 1,129
Civeo Corp.(a) ......................................................... 1,167 37
Clean Harbors, Inc.(a) ................................................... 5,735 1,793
Columbus McKinnon Corp. ............................................... 3,195 49
Concentrix Corp.(b) ..................................................... 4,899 117
Concrete Pumping Holdings, Inc.(a) ......................................... 2,330 18
Conduent, Inc.(a) ....................................................... 15,508 27
Construction Partners, Inc., Class A(a) ........................................ 5,387 666
Core & Main, Inc., Class A(a) .............................................. 21,496 1,083
CoreCivic, Inc.(a) ...................................................... 10,764 220
Covenant Logistics Group, Inc., Class A ....................................... 1,719 60
CRA International, Inc. ................................................... 723 114
Crane Co. ............................................................ 6,534 1,161
CSG Systems International, Inc. ............................................ 3,107 250
CSW Industrials, Inc. .................................................... 1,861 542
Custom Truck One Source, Inc.(a) ........................................... 6,846 67
Deluxe Corp. .......................................................... 5,008 156
Distribution Solutions Group, Inc.(a) ......................................... 1,000 27
DNOW, Inc.(a) ........................................................ 20,990 283
Donaldson Co., Inc. ..................................................... 13,179 1,162
Douglas Dynamics, Inc. .................................................. 2,556 118
Ducommun, Inc.(a) ..................................................... 1,594 226
DXP Enterprises, Inc.(a) .................................................. 1,455 248
Dycom Industries, Inc.(a) ................................................. 3,385 1,402
Energy Recovery, Inc.(a) ................................................. 5,845 65
Energy Vault Holdings, Inc.(a)(b) ........................................... 12,761 59
Enerpac Tool Group Corp., Class A .......................................... 5,949 209

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
EnerSys .............................................................. 4,162 $ 888
Ennis, Inc. ............................................................ 2,778 58
Enovix Corp.(a)(b) ...................................................... 21,668 145
Enpro, Inc. ........................................................... 2,412 703
Enviri Corp.(a) ......................................................... 8,697 171
Eos Energy Enterprises, Inc.(a)(b) ........................................... 38,034 255
Esab Corp. ............................................................ 6,506 639
ESCO Technologies, Inc. ................................................. 2,949 955
Espey Mfg. & Electronics Corp. ............................................ 259 18
Eve Holding, Inc.(a) ..................................................... 10,773 31
Everus Construction Group, Inc.(a) .......................................... 5,807 856
EVI Industries, Inc. ..................................................... 712 13
ExlService Holdings, Inc.(a) ............................................... 17,316 552
Exponent, Inc. ......................................................... 5,579 373
Federal Signal Corp. ..................................................... 6,800 837
Firefly Aerospace, Inc.(a)(b) ............................................... 9,550 330
First Advantage Corp.(a)(b) ............................................... 9,129 116
Flowserve Corp. ........................................................ 14,485 1,067
Fluence Energy, Inc., Class A(a) ............................................ 11,080 135
Fluor Corp.(a) ......................................................... 16,450 878
Forrester Research, Inc.(a) ................................................ 1,291 8
Fortune Brands Innovations, Inc. ............................................ 13,658 554
Forward Air Corp.(a) .................................................... 2,445 51
Franklin Covey Co.(a) ................................................... 1,075 23
Franklin Electric Co., Inc. ................................................. 4,332 434
FreightCar America, Inc.(a) ................................................ 1,645 14
Frontier Group Holdings, Inc.(a)(b) .......................................... 9,834 36
FTAI Infrastructure, Inc.(b) ................................................ 12,193 75
FTC Solar, Inc.(a) ...................................................... 1,231 6
FTI Consulting, Inc.(a) ................................................... 3,419 613
FuelCell Energy, Inc.(a)(b) ................................................ 6,044 79
Gates Industrial Corp. PLC(a) .............................................. 28,509 730
GATX Corp. .......................................................... 4,016 787
Genco Shipping & Trading Ltd. ............................................. 3,631 88
Gencor Industries, Inc.(a) ................................................. 1,168 17
Generac Holdings, Inc.(a) ................................................. 6,605 1,712
Genpact Ltd. .......................................................... 17,653 613
Gibraltar Industries, Inc.(a) ................................................ 3,349 131
Global Industrial Co. .................................................... 916 30
GrafTech International Ltd.(a) .............................................. 1,850 16
Graham Corp.(a) ....................................................... 1,191 113
Granite Construction, Inc. ................................................. 4,933 676
Griffon Corp. .......................................................... 4,352 397
GXO Logistics, Inc.(a) ................................................... 12,856 734
Hayward Holdings, Inc.(a) ................................................ 24,170 363
Healthcare Services Group, Inc.(a) ........................................... 7,953 170
Heartland Express, Inc. ................................................... 5,890 79
Helios Technologies, Inc. ................................................. 3,756 257
Herc Holdings, Inc. ..................................................... 3,726 473
Hertz Global Holdings, Inc.(a)(b) ........................................... 34,191 217
Hexcel Corp. .......................................................... 8,605 808
Hillman Solutions Corp.(a) ................................................ 22,235 181
HireQuest, Inc. ........................................................ 620 7
HNI Corp. ............................................................ 8,042 294
Hub Group, Inc., Class A ................................................. 6,750 296
Hudson Technologies, Inc.(a) .............................................. 4,325 27
Huntington Ingalls Industries, Inc. ........................................... 4,450 1,621
Huron Consulting Group, Inc.(a) ............................................ 1,889 247
Hyliion Holdings Corp.(a)(b) .............................................. 13,726 26
Hyster-Yale, Inc. ....................................................... 1,095 43
IBEX Holdings Ltd.(a) ................................................... 1,224 34
ICF International, Inc. ................................................... 2,059 148
IDEX Corp. ........................................................... 8,488 1,849

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
IES Holdings, Inc.(a) .................................................... 2,232 $ 1,438
Innodata, Inc.(a)(b) ..................................................... 3,537 149
Innovative Solutions and Support, Inc.(a) ...................................... 1,856 41
Insperity, Inc. .......................................................... 4,095 146
Insteel Industries, Inc. .................................................... 2,108 55
Interface, Inc., Class A ................................................... 6,426 179
Intuitive Machines, Inc., Class A(a)(b) ........................................ 10,518 267
ITT, Inc. ............................................................. 9,786 2,098
Janus International Group, Inc.(a) ........................................... 15,158 79
JBT Marel Corp. ....................................................... 5,850 691
JELD-WEN Holding, Inc.(a) ............................................... 9,611 13
JetBlue Airways Corp.(a) ................................................. 34,379 160
JFB Construction Holdings(a) .............................................. 810 5
Joby Aviation, Inc.(a)(b) .................................................. 70,935 652
Kadant, Inc. ........................................................... 1,335 391
Karat Packaging, Inc. .................................................... 994 29
Karman Holdings, Inc.(a)(b) ............................................... 10,638 723
KBR, Inc. ............................................................ 14,272 535
Kelly Services, Inc., Class A ............................................... 3,303 32
Kennametal, Inc. ....................................................... 8,493 329
Kforce, Inc. ........................................................... 1,940 88
Kirby Corp.(a) ......................................................... 6,091 917
Knight-Swift Transportation Holdings, Inc., Class A .............................. 18,026 1,170
Korn Ferry ........................................................... 5,862 389
Kratos Defense & Security Solutions, Inc.(a) ................................... 20,753 1,308
KULR Technology Group, Inc.(a)(b) ......................................... 4,809 12
L.B. Foster Co., Class A(a) ................................................ 1,076 33
Landstar System, Inc. .................................................... 3,864 711
Legalzoom.com, Inc.(a) .................................................. 13,155 85
Legence Corp., Class A(a) ................................................ 4,447 387
Leonardo DRS, Inc. ..................................................... 8,638 351
Limbach Holdings, Inc.(a)(b) .............................................. 1,204 120
Lincoln Electric Holdings, Inc. ............................................. 6,144 1,628
Lindsay Corp. ......................................................... 1,183 132
Liquidity Services, Inc.(a) ................................................. 2,675 95
Loar Holdings, Inc.(a) ................................................... 8,647 485
LSI Industries, Inc. ...................................................... 3,124 76
Lyft, Inc., Class A(a) .................................................... 43,432 615
ManpowerGroup, Inc. ................................................... 5,215 158
Marten Transport Ltd. .................................................... 6,585 99
Masco Corp. .......................................................... 23,230 1,668
MasTec, Inc.(a) ........................................................ 6,885 2,713
Masterbrand, Inc.(a) ..................................................... 14,306 128
Matrix Service Co.(a) .................................................... 3,000 41
Matson, Inc. .......................................................... 3,387 591
Maximus, Inc. ......................................................... 6,130 402
Mayville Engineering Co., Inc.(a) ........................................... 1,650 38
McGrath RentCorp ...................................................... 2,778 307
Mercury Systems, Inc.(a) ................................................. 6,753 533
Microvast Holdings, Inc.(a)(b) ............................................. 23,323 45
Miller Industries, Inc. .................................................... 1,244 60
MillerKnoll, Inc. ....................................................... 7,728 124
Mistras Group, Inc.(a) ................................................... 1,995 38
Modine Manufacturing Co.(a) .............................................. 5,935 1,511
Moog, Inc., Class A ..................................................... 3,187 960
MSA Safety, Inc. ....................................................... 4,163 693
MSC Industrial Direct Co., Inc., Class A ...................................... 5,216 533
Mueller Industries, Inc. ................................................... 12,426 1,683
Mueller Water Products, Inc., Class A ........................................ 17,698 494
MYR Group, Inc.(a) ..................................................... 1,745 706
NANO Nuclear Energy, Inc.(a)(b) ........................................... 4,845 113
National Presto Industries, Inc. ............................................. 599 84
NeoVolta, Inc.(a)(b) ..................................................... 4,290 11

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Net Power, Inc.(a) ...................................................... 9,469 $ 18
Nextpower, Inc., Class A(a) ................................................ 16,752 1,996
Nordson Corp. ......................................................... 6,019 1,736
NPK International, Inc.(a) ................................................. 9,190 150
NuScale Power Corp.(a)(b) ................................................ 29,862 372
NWPX Infrastructure, Inc.(a) .............................................. 1,062 104
Odyssey Marine Exploration, Inc., Class B(a)(b) ................................. 5,411 6
Omega Flex, Inc. ....................................................... 402 13
Onterris, Inc.(a) ........................................................ 3,753 79
OPENLANE, Inc.(a) .................................................... 12,022 378
Orion Group Holdings, Inc.(a) .............................................. 4,321 59
Oshkosh Corp. ......................................................... 7,098 1,109
Owens Corning ........................................................ 9,092 1,121
Palladyne AI Corp.(a)(b) .................................................. 3,689 22
PAMT Corp.(a) ........................................................ 544 5
Pangaea Logistics Solutions Ltd. ............................................ 3,410 26
Park Aerospace Corp. .................................................... 1,977 67
Park-Ohio Holdings Corp. ................................................ 1,103 32
Parsons Corp.(a) ....................................................... 11,922 601
Paycom Software, Inc. ................................................... 5,419 687
Paylocity Holding Corp.(a) ................................................ 4,921 519
Perma-Fix Environmental Services, Inc.(a)(b) ................................... 1,960 25
Perma-Pipe International Holdings, Inc.(a) ..................................... 825 27
Pitney Bowes, Inc.(b) .................................................... 16,959 262
Planet Labs PBC(a)(b) ................................................... 29,864 1,104
Plug Power, Inc.(a)(b) .................................................... 152,333 477
Powell Industries, Inc.(b) ................................................. 3,243 899
Power Solutions International, Inc.(a)(b) ...................................... 975 71
Preformed Line Products Co. .............................................. 385 128
Primoris Services Corp. .................................................. 6,136 1,112
Proficient Auto Logistics, Inc.(a) ............................................ 2,770 20
Proto Labs, Inc.(a) ...................................................... 2,678 174
Quad/Graphics, Inc. ..................................................... 2,951 22
Quanex Building Products Corp. ............................................ 5,164 103
QXO, Inc.(a)(b) ........................................................ 73,709 1,479
Radiant Logistics, Inc.(a) ................................................. 4,069 34
RBC Bearings, Inc.(a) ................................................... 3,561 2,133
RCM Technologies, Inc.(a) ................................................ 552 17
Red Cat Holdings, Inc.(a)(b) ............................................... 12,008 141
Redwire Corp.(a) ....................................................... 13,836 127
Regal Rexnord Corp. .................................................... 7,574 1,629
Resideo Technologies, Inc.(a) .............................................. 15,146 627
Resolute Holdings Management, Inc.(a) ....................................... 477 65
Resources Connection, Inc. ................................................ 3,575 15
Richtech Robotics, Inc., Class B(a)(b) ........................................ 20,589 51
Robert Half, Inc. ....................................................... 11,194 298
Rush Enterprises, Inc., Class A ............................................. 7,740 573
RXO, Inc.(a) .......................................................... 18,394 367
Ryder System, Inc. ...................................................... 4,353 1,105
Safe Bulkers, Inc. ....................................................... 6,172 42
Saia, Inc.(a) ........................................................... 3,043 1,366
Satellogic, Inc., Class A(a) ................................................ 10,584 68
Schneider National, Inc., Class B ............................................ 5,878 183
Science Applications International Corp. ...................................... 5,120 495
Sensata Technologies Holding PLC .......................................... 16,544 689
SES AI Corp.(a) ........................................................ 26,879 28
Shoals Technologies Group, Inc., Class A(a) .................................... 18,784 149
Simpson Manufacturing Co., Inc. ........................................... 4,715 899
SiteOne Landscape Supply, Inc.(a) ........................................... 5,006 631
Sky Harbour Group Corp., Class A(a)(b) ...................................... 2,341 25
SkyWest, Inc.(a) ........................................................ 4,529 372
SKYX Platforms Corp.(a) ................................................. 9,915 11
Spire Global, Inc., Class A(a)(b) ............................................ 3,047 54

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
SPX Technologies, Inc.(a) ................................................. 5,569 $ 1,219
StandardAero, Inc.(a) .................................................... 28,265 703
Standex International Corp. ................................................ 1,362 372
Stanley Black & Decker, Inc. .............................................. 17,705 1,384
Stem, Inc.(a) .......................................................... 920 10
Sterling Infrastructure, Inc.(a) .............................................. 3,398 1,752
Stratasys Ltd.(a) ........................................................ 7,115 63
Sun Country Airlines Holdings, Inc.(a) ........................................ 5,301 84
Sunrun, Inc.(a) ......................................................... 25,882 329
Surf Air Mobility, Inc.(a)(b) ............................................... 4,734 5
Symbotic, Inc., Class A(a) ................................................. 7,398 437
T1 Energy, Inc.(a) ...................................................... 22,448 108
TaskUS, Inc., Class A(b) .................................................. 1,955 13
Taylor Devices, Inc.(a) ................................................... 352 20
Tecogen, Inc.(a) ........................................................ 2,076 10
Tennant Co. ........................................................... 1,998 166
Terex Corp. ........................................................... 12,809 797
Tetra Tech, Inc. ........................................................ 29,703 960
The Brink's Co. ........................................................ 4,651 496
The Eastern Co. ........................................................ 634 14
The GEO Group, Inc.(a) .................................................. 14,500 268
The Gorman-Rupp Co. ................................................... 2,365 179
The Greenbrier Cos., Inc. ................................................. 3,430 168
The Manitowoc Co., Inc.(a) ............................................... 3,719 51
The Middleby Corp.(a) ................................................... 5,318 746
The Timken Co. ........................................................ 7,244 803
The Toro Co. .......................................................... 11,061 1,053
Thermon Group Holdings, Inc.(a)(b) ......................................... 3,667 222
Titan International, Inc.(a) ................................................. 5,506 42
Titan Machinery, Inc.(a) .................................................. 2,378 50
Transcat, Inc.(a) ........................................................ 1,045 80
Trex Co., Inc.(a) ........................................................ 12,004 471
TriNet Group, Inc. ...................................................... 5,298 243
Trinity Industries, Inc. ................................................... 9,015 294
TrueBlue, Inc.(a) ....................................................... 3,105 17
TTEC Holdings, Inc.(a)(b) ................................................ 2,303 7
Tutor Perini Corp. ...................................................... 5,162 480
Twin Disc, Inc. ........................................................ 1,451 24
UFP Industries, Inc. ..................................................... 6,333 567
U-Haul Holding Co. ..................................................... 12,408 592
UL Solutions, Inc., Class A ................................................ 8,738 791
UniFirst Corp. ......................................................... 1,643 420
Universal Logistics Holdings, Inc. ........................................... 764 18
Upwork, Inc.(a) ........................................................ 13,840 143
V2X, Inc.(a) .......................................................... 2,945 200
Valmont Industries, Inc. .................................................. 2,201 1,118
Velo3D, Inc.(a)(b) ...................................................... 1,091 15
Verra Mobility Corp., Class A(a) ............................................ 17,182 255
Vestis Corp.(a) ......................................................... 14,832 144
Vicor Corp.(a) ......................................................... 2,660 716
Virco Mfg. Corp.(b) ..................................................... 1,502 9
Virgin Galactic Holdings, Inc.(a)(b) .......................................... 8,308 20
Voyager Technologies, Inc., Class A(a) ....................................... 5,858 155
VSE Corp. ............................................................ 3,035 521
Wabash National Corp. ................................................... 4,373 38
Watts Water Technologies, Inc., Class A ....................................... 3,097 930
Werner Enterprises, Inc. .................................................. 6,713 248
WESCO International, Inc. ................................................ 5,453 1,904
Westwater Resources, Inc.(a) .............................................. 12,506 8
Wheels Up Experience, Inc.(a)(b) ........................................... 2,553 14
Willdan Group, Inc.(a) ................................................... 1,639 125
Willis Lease Finance Corp. ................................................ 281 55
WillScot Holdings Corp. .................................................. 20,103 455

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Worthington Enterprises, Inc. .............................................. 3,540 $ 192
Xometry, Inc., Class A(a) ................................................. 4,979 255
Zurn Elkay Water Solutions Corp. ........................................... 16,880 877
155,974
Information Technology (13.3%):
8x8, Inc.(a) ........................................................... 15,327 29
908 Devices, Inc.(a) ..................................................... 3,147 22
A10 Networks, Inc. ..................................................... 8,032 214
ACI Worldwide, Inc.(a) .................................................. 11,458 495
ACM Research, Inc., Class A(a) ............................................ 6,295 325
Adeia, Inc. ............................................................ 11,697 373
ADTRAN Holdings, Inc.(a) ............................................... 8,160 144
Advanced Energy Industries, Inc. ........................................... 4,277 1,642
Aehr Test Systems(a) .................................................... 3,256 295
Aeluma, Inc.(a)(b) ...................................................... 1,529 36
Aeva Technologies, Inc.(a)(b) .............................................. 4,402 70
AEye, Inc.(a) .......................................................... 4,911 10
Agilysys, Inc.(a) ....................................................... 2,943 189
Akamai Technologies, Inc.(a) .............................................. 16,220 1,670
Alarm.com Holdings, Inc.(a) ............................................... 5,367 238
Alkami Technology, Inc.(a)(b) .............................................. 7,705 122
Allegro MicroSystems, Inc.(a)(b) ........................................... 14,176 688
Alpha & Omega Semiconductor Ltd.(a) ....................................... 2,757 120
Ambarella, Inc.(a) ...................................................... 4,659 321
Ambiq Micro, Inc.(a) .................................................... 1,938 73
Amdocs Ltd. .......................................................... 12,245 792
American Bitcoin Corp., Class A(a) .......................................... 13,312 15
Amplitude, Inc., Class A(a) ................................................ 9,369 67
Amtech Systems, Inc.(a) .................................................. 1,124 20
Appfolio, Inc., Class A(a) ................................................. 2,612 436
Appian Corp., Class A(a) ................................................. 4,412 92
Applied Digital Corp.(a)(b) ................................................ 29,050 995
Applied Optoelectronics, Inc.(a) ............................................ 8,115 1,334
Arlo Technologies, Inc.(a) ................................................. 11,892 167
Arrow Electronics, Inc.(a) ................................................. 5,805 1,090
Arteris, Inc.(a) ......................................................... 3,717 108
Asana, Inc., Class A(a) ................................................... 9,855 62
AudioEye, Inc.(a) ....................................................... 895 6
Aurora Innovation, Inc., Class A(a)(b) ........................................ 137,878 811
AvePoint, Inc.(a) ....................................................... 15,582 152
Aviat Networks, Inc.(a) ................................................... 1,310 30
Avnet, Inc. ............................................................ 9,276 765
Axcelis Technologies, Inc.(a) .............................................. 3,469 483
AXT, Inc.(a) .......................................................... 5,857 464
Backblaze, Inc., Class A(a) ................................................ 6,502 28
Badger Meter, Inc. ...................................................... 3,317 401
Bel Fuse, Inc., Class B ................................................... 1,346 371
Belden, Inc. ........................................................... 4,369 491
Benchmark Electronics, Inc. ............................................... 3,951 324
Bentley Systems, Inc., Class B ............................................. 13,727 448
BigBear.ai Holdings, Inc.(a)(b) ............................................. 53,876 214
BILL Holdings, Inc.(a) ................................................... 10,020 381
Bit Digital, Inc.(a)(b) .................................................... 36,453 55
Bitdeer Technologies Group, Class A(a)(b) ..................................... 14,101 159
BitMine Immersion Technologies, Inc. ........................................ 49,563 1,061
BK Technologies Corp.(a) ................................................. 321 31
Blackbaud, Inc.(a) ...................................................... 4,011 149
BlackLine, Inc.(a) ...................................................... 5,539 173
Blend Labs, Inc., Class A(a) ............................................... 20,568 30
Box, Inc., Class A(a) .................................................... 15,274 370
Braze, Inc., Class A(a) ................................................... 8,547 188
BTCS, Inc.(a) ......................................................... 3,921 8
C3.ai, Inc., Class A(a)(b) ................................................. 14,767 130

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Calix, Inc.(a) .......................................................... 6,812 $ 297
CCC Intelligent Solutions Holdings, Inc.(a) .................................... 65,126 341
Cellebrite DI Ltd.(a) ..................................................... 13,310 173
Cerence, Inc.(a) ........................................................ 4,626 42
CEVA, Inc.(a) ......................................................... 3,046 93
Cipher Digital, Inc.(a)(b) ................................................. 37,746 670
Circle Internet Group, Inc., Class A(a) ........................................ 20,245 1,840
Cirrus Logic, Inc.(a) ..................................................... 5,802 946
Cleanspark, Inc.(a) ...................................................... 28,200 353
Clear Secure, Inc., Class A ................................................ 10,215 545
Clearfield, Inc.(a) ....................................................... 1,284 37
Clearwater Analytics Holdings, Inc., Class A(a) ................................. 32,255 781
Climb Global Solutions, Inc. ............................................... 1,852 31
Cognex Corp. ......................................................... 18,904 1,049
Cohu, Inc.(a) .......................................................... 5,223 247
Commerce.com, Inc.(a) .................................................. 7,992 23
Commvault Systems, Inc.(a) ............................................... 4,961 491
Consensus Cloud Solutions, Inc.(a) .......................................... 2,054 53
Core Scientific, Inc.(a) ................................................... 34,084 682
Corsair Gaming, Inc.(a) .................................................. 5,227 36
CPI Card Group, Inc.(a) .................................................. 630 11
Crane NXT Co. ........................................................ 5,672 253
Crexendo, Inc.(a) ....................................................... 1,974 13
CS Disco, Inc.(a) ....................................................... 2,814 12
CSP, Inc. ............................................................. 804 8
CTS Corp. ............................................................ 3,197 183
Daily Journal Corp.(a) ................................................... 142 75
Daktronics, Inc.(a) ...................................................... 4,880 96
Datavault AI, Inc.(a)(b) ................................................... 36,909 27
Diebold Nixdorf, Inc.(a) .................................................. 3,949 303
Digi International, Inc.(a) ................................................. 4,188 235
Digimarc Corp.(a)(b) .................................................... 1,913 14
Digital Turbine, Inc.(a) ................................................... 12,135 43
DigitalOcean Holdings, Inc.(a) ............................................. 7,709 743
Diodes, Inc.(a) ......................................................... 5,091 546
Dolby Laboratories, Inc., Class A ........................................... 6,877 441
Domo, Inc., Class B(a) ................................................... 3,956 14
Dropbox, Inc., Class A(a) ................................................. 16,733 406
Duos Technologies Group, Inc.(a) ........................................... 2,887 25
D-Wave Quantum, Inc.(a)(b) ............................................... 40,957 831
DXC Technology Co.(a) .................................................. 18,981 215
Eastman Kodak Co.(a) ................................................... 7,547 101
eGain Corp.(a) ......................................................... 2,019 15
Elastic NV(a) .......................................................... 10,309 479
Enphase Energy, Inc.(a) .................................................. 14,442 476
Entegris, Inc. .......................................................... 17,266 2,441
EPAM Systems, Inc.(a) ................................................... 5,960 678
ePlus, Inc. ............................................................ 2,955 250
Everforth, Inc.(a) ....................................................... 4,500 95
Everspin Technologies, Inc.(a) .............................................. 2,121 39
Evolv Technologies Holdings, Inc.(a) ......................................... 18,938 136
Exodus Movement, Inc., Class A(a) .......................................... 422 3
Expensify, Inc., Class A(a) ................................................ 6,971 7
Extreme Networks, Inc.(a) ................................................ 14,869 328
Fabrinet(a) ............................................................ 4,085 2,792
Fastly, Inc., Class A(a) ................................................... 15,857 400
Figma, Inc., Class A(a) ................................................... 20,971 371
Five9, Inc.(a) .......................................................... 8,381 144
FormFactor, Inc.(a) ..................................................... 8,845 1,202
Forward Industries, Inc.(a) ................................................ 7,065 33
Frequency Electronics, Inc.(a) .............................................. 986 49
Freshworks, Inc., Class A(a) ............................................... 22,688 185
Gitlab, Inc., Class A(a) ................................................... 16,011 355

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Globant SA(a) ......................................................... 4,797 $ 198
GPGI, Inc., Class A(b) ................................................... 20,303 313
Grid Dynamics Holdings, Inc.(a) ............................................ 7,452 42
GSI Technology, Inc.(a) .................................................. 3,275 24
Harmonic, Inc.(a) ....................................................... 12,377 142
Hut 8 Corp.(a) ......................................................... 11,469 869
I3 Verticals, Inc., Class A(a) ............................................... 2,396 54
Ichor Holdings Ltd.(a) ................................................... 3,843 254
Immersion Corp. ....................................................... 2,885 18
Impinj, Inc.(a)(b) ....................................................... 3,356 486
indie Semiconductor, Inc., Class A(a)(b) ...................................... 23,373 105
Information Services Group, Inc. ............................................ 4,553 19
Innoviz Technologies Ltd.(a)(b) ............................................. 23,962 16
Inseego Corp.(a)(b) ..................................................... 1,743 32
Insight Enterprises, Inc.(a) ................................................ 3,492 255
Intapp, Inc.(a) ......................................................... 8,254 185
Intellicheck, Inc.(a) ..................................................... 2,176 17
InterDigital, Inc. ....................................................... 2,887 856
IPG Photonics Corp.(a) ................................................... 2,854 339
Itron, Inc.(a) .......................................................... 5,054 424
Kaltura, Inc.(a) ........................................................ 9,368 13
Kimball Electronics, Inc.(a) ............................................... 2,719 73
Klaviyo, Inc., Class A(a) .................................................. 12,300 247
Knowles Corp.(a) ....................................................... 9,467 295
Kopin Corp.(a)(b) ...................................................... 19,351 86
Kulicke & Soffa Industries, Inc. ............................................. 5,782 494
KVH Industries, Inc.(a) .................................................. 1,298 12
Kyndryl Holdings, Inc.(a) ................................................. 25,274 349
Lantronix, Inc.(a) ....................................................... 3,888 26
Lattice Semiconductor Corp.(a) ............................................. 15,505 1,896
Life360, Inc.(a)(b) ...................................................... 8,874 382
LightPath Technologies, Inc., Class A(a) ...................................... 6,265 80
Lightwave Logic, Inc.(a)(b) ............................................... 16,374 225
Littelfuse, Inc. ......................................................... 2,836 1,146
LiveRamp Holdings, Inc.(a) ............................................... 6,963 204
MACOM Technology Solutions Holdings, Inc.(a) ................................ 7,678 2,162
Manhattan Associates, Inc.(a) .............................................. 6,747 930
MARA Holdings, Inc.(a)(b) ............................................... 42,451 509
MaxLinear, Inc., Class A(a) ................................................ 9,197 651
Methode Electronics, Inc. ................................................. 3,886 31
MicroVision, Inc.(a)(b) ................................................... 34,630 23
Mirion Technologies, Inc., Class A(a) ........................................ 27,039 534
Mitek Systems, Inc.(a) ................................................... 5,042 70
MKS, Inc. ............................................................ 7,652 2,171
M-Tron Industries, Inc.(a) ................................................. 305 20
N-able, Inc.(a) ......................................................... 7,568 39
Napco Security Technologies, Inc. ........................................... 3,914 183
Navitas Semiconductor Corp., Class A(a) ...................................... 23,910 395
nCino, Inc.(a) ......................................................... 12,550 219
NCR Voyix Corp.(a) ..................................................... 15,785 109
NETGEAR, Inc.(a) ..................................................... 3,059 77
NetScout Systems, Inc.(a) ................................................. 7,972 269
Netskope, Inc., Class A(a)(b) ............................................... 9,520 95
NextNav, Inc.(a)(b) ..................................................... 8,846 164
nLight, Inc.(a) ......................................................... 5,945 415
Novanta, Inc.(a) ........................................................ 4,049 524
Nutanix, Inc., Class A(a) .................................................. 29,614 1,211
NVE Corp. ........................................................... 547 45
Ondas, Inc.(a)(b) ....................................................... 50,486 507
One Stop Systems, Inc.(a) ................................................. 2,338 22
OneSpan, Inc. ......................................................... 4,188 49
Onto Innovation, Inc.(a) .................................................. 5,645 1,666
Ooma, Inc.(a) ......................................................... 2,775 45

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
OSI Systems, Inc.(a) ..................................................... 1,771 $ 508
Ouster, Inc.(a) ......................................................... 6,667 180
PagerDuty, Inc.(a) ...................................................... 9,750 65
PAR Technology Corp.(a) ................................................. 4,645 62
PC Connection, Inc. ..................................................... 1,042 66
PDF Solutions, Inc.(a) ................................................... 3,673 157
Pegasystems, Inc. ....................................................... 10,488 383
Penguin Solutions, Inc.(a) ................................................. 5,753 175
Photronics, Inc.(a) ...................................................... 6,500 322
Plexus Corp.(a) ........................................................ 3,020 757
Porch Group, Inc.(a) ..................................................... 9,904 95
Power Integrations, Inc.(b) ................................................ 6,199 451
Powerfleet, Inc.(a) ...................................................... 14,286 46
Procore Technologies, Inc.(a) .............................................. 13,828 782
Progress Software Corp.(a) ................................................ 4,718 131
Q2 Holdings, Inc.(a) ..................................................... 6,937 352
Qnity Electronics, Inc. ................................................... 23,971 3,372
Qorvo, Inc.(a) ......................................................... 10,510 990
Qualys, Inc.(a) ......................................................... 4,030 350
Quantum Computing, Inc.(a)(b) ............................................. 22,580 204
Rackspace Technology, Inc.(a)(b) ........................................... 11,194 16
Ralliant Corp. ......................................................... 12,734 579
Rambus, Inc.(a) ........................................................ 12,240 1,409
Rapid7, Inc.(a) ......................................................... 7,310 43
Red Violet, Inc.(a) ...................................................... 1,269 48
Rekor Systems, Inc.(a) ................................................... 15,072 12
ReposiTrak, Inc. ........................................................ 1,385 14
Ribbon Communications, Inc.(a) ............................................ 16,346 43
Richardson Electronics Ltd. ............................................... 1,376 20
Rigetti Computing, Inc.(a)(b) .............................................. 37,189 649
Rimini Street, Inc.(a) .................................................... 5,428 19
RingCentral, Inc., Class A ................................................. 8,343 336
Riot Platforms, Inc.(a) ................................................... 39,766 686
Rogers Corp.(a) ........................................................ 2,018 274
Rubrik, Inc., Class A(a) .................................................. 15,613 830
Samsara, Inc., Class A(a) ................................................. 39,618 1,139
Sanmina Corp.(a) ....................................................... 6,072 1,323
ScanSource, Inc.(a) ..................................................... 2,399 99
Semtech Corp.(a) ....................................................... 10,551 1,108
SentinelOne, Inc., Class A(a) ............................................... 36,482 517
ServiceTitan, Inc., Class A(a) .............................................. 6,037 359
Silicon Laboratories, Inc.(a) ............................................... 3,688 803
Silvaco Group, Inc.(a) ................................................... 1,007 10
SiTime Corp.(a) ........................................................ 2,482 1,395
SkyWater Technology, Inc.(a)(b) ............................................ 3,972 127
Skyworks Solutions, Inc. ................................................. 17,144 1,203
SmartRent, Inc., Class A(a) ................................................ 18,941 26
SolarEdge Technologies, Inc.(a) ............................................ 6,742 289
Soluna Holdings, Inc.(a)(b) ................................................ 8,447 14
SoundHound AI, Inc., Class A(a)(b) .......................................... 43,631 347
Sprinklr, Inc., Class A(a) .................................................. 13,863 68
Sprout Social, Inc., Class A(a) .............................................. 5,920 36
SPS Commerce, Inc.(a) ................................................... 4,177 234
SRAX, Inc.(a)(d) ....................................................... 3,374 —
Synaptics, Inc.(a) ....................................................... 4,309 403
TD SYNNEX Corp. ..................................................... 8,502 1,940
Telos Corp.(a) ......................................................... 5,910 25
Tenable Holdings, Inc.(a) ................................................. 12,871 269
Teradata Corp.(a) ....................................................... 10,243 270
Terawulf, Inc.(a)(b) ..................................................... 31,369 682
The Hackett Group, Inc. .................................................. 2,570 33
TON Strategy Co.(a) .................................................... 4,986 10
TSS, Inc.(a)(b) ......................................................... 2,820 43

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
TTM Technologies, Inc.(a) ................................................ 11,526 $ 1,824
Tucows, Inc., Class A(a) .................................................. 993 16
Turtle Beach Corp.(a) .................................................... 1,520 18
UiPath, Inc., Class A(a) .................................................. 46,690 481
Ultra Clean Holdings, Inc.(a) .............................................. 5,057 395
Unisys Corp.(a) ........................................................ 7,030 18
Universal Display Corp. .................................................. 4,966 433
Unusual Machines, Inc.(a) ................................................ 3,832 56
Varonis Systems, Inc., Class B(a) ........................................... 12,764 336
Veeco Instruments, Inc.(a) ................................................. 6,759 337
Veritone, Inc.(a) ........................................................ 9,142 19
Vertex, Inc., Class A(a) ................................................... 8,288 103
Via Transportation, Inc., Class A(a) .......................................... 3,498 53
Viant Technology, Inc., Class A(a) ........................................... 1,774 19
Viasat, Inc.(a)(b) ....................................................... 14,574 961
Viavi Solutions, Inc.(a) ................................................... 26,145 1,370
Vishay Intertechnology, Inc. ............................................... 13,951 404
Vishay Precision Group, Inc.(a) ............................................. 1,341 81
Vistance Networks, Inc.(a) ................................................ 24,829 318
VMware, Inc.(a)(d) ..................................................... 7,799 —(c)
Vontier Corp. .......................................................... 16,057 576
Vuzix Corp.(a)(b) ....................................................... 7,704 22
Weave Communications, Inc.(a) ............................................ 7,770 38
Wolfspeed, Inc.(a)(b) .................................................... 2,944 87
Workiva, Inc., Class A(a) ................................................. 5,766 308
Wrap Technologies, Inc.(a)(b) .............................................. 4,030 6
Xerox Holdings Corp.(b) ................................................. 13,611 31
Xperi, Inc.(a) .......................................................... 4,981 33
Yext, Inc.(a) ........................................................... 11,782 46
Zebra Technologies Corp.(a) ............................................... 5,577 1,262
Zeta Global Holdings Corp., Class A(a)(b) ..................................... 24,575 453
104,393
Materials (5.2%):
AdvanSix, Inc. ......................................................... 2,917 72
Albemarle Corp. ....................................................... 13,443 2,644
Alcoa Corp. ........................................................... 30,067 1,918
Algoma Steel Group, Inc. ................................................. 10,807 50
Alpha Metallurgical Resources, Inc.(a) ........................................ 1,198 223
Alto Ingredients, Inc.(a) .................................................. 7,725 43
American Battery Technology Co.(a)(b) ....................................... 14,555 49
American Vanguard Corp.(a) ............................................... 3,035 9
AptarGroup, Inc. ....................................................... 7,297 903
Ardagh Metal Packaging SA ............................................... 15,785 61
Arq, Inc.(a) ........................................................... 3,881 9
Arras Minerals Corp.(a) .................................................. 4,451 3
Ascent Industries Co.(a) .................................................. 961 14
Ashland, Inc. .......................................................... 5,167 275
ASP Isotopes, Inc.(a)(b) .................................................. 12,806 67
Aspen Aerogels, Inc.(a) .................................................. 7,902 29
Atlas Lithium Corp.(a) ................................................... 2,170 12
Aura Minerals, Inc. ..................................................... 4,031 342
Avery Dennison Corp. ................................................... 8,736 1,432
Avient Corp. .......................................................... 10,394 385
Axalta Coating Systems Ltd.(a) ............................................. 24,331 692
Balchem Corp. ......................................................... 3,641 588
Ball Corp. ............................................................ 30,388 1,856
Cabot Corp. ........................................................... 5,875 452
Celanese Corp., Class A .................................................. 12,478 846
Century Aluminum Co.(a) ................................................. 6,718 399
CF Industries Holdings, Inc. ............................................... 17,439 2,166
Clearwater Paper Corp.(a) ................................................. 1,745 24
Cleveland-Cliffs, Inc.(a) .................................................. 64,484 658
Coeur Mining, Inc.(a) .................................................... 72,367 1,300

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Commercial Metals Co. .................................................. 12,602 $ 869
Compass Minerals International, Inc.(a) ....................................... 3,685 98
Contango Silver & Gold, Inc.(a) ............................................ 1,614 37
Core Molding Technologies, Inc.(a) .......................................... 885 24
Critical Metals Corp.(a)(b) ................................................ 7,179 91
Crown Holdings, Inc. .................................................... 12,841 1,262
Dakota Gold Corp.(a) .................................................... 12,024 65
Eagle Materials, Inc. ..................................................... 3,557 747
Eastman Chemical Co. ................................................... 12,956 947
Ecovyst, Inc.(a) ........................................................ 12,384 176
Eightco Holdings, Inc.(a)(b) ............................................... 17,059 13
Element Solutions, Inc. ................................................... 25,998 1,107
Flotek Industries, Inc.(a)(b) ................................................ 1,595 27
FMC Corp. ........................................................... 14,130 217
Friedman Industries, Inc. ................................................. 763 16
Gold Resource Corp.(a) .................................................. 18,430 27
Graphic Packaging Holding Co. ............................................ 33,342 318
Greif, Inc., Class A ...................................................... 2,739 179
H.B. Fuller Co. ........................................................ 6,191 375
Hawkins, Inc. ......................................................... 2,193 367
Hecla Mining Co. ....................................................... 75,721 1,365
Huntsman Corp. ........................................................ 18,678 268
Hycroft Mining Holding Corp., Class A(a)(b) ................................... 5,618 205
Idaho Strategic Resources, Inc.(a) ........................................... 1,685 71
Ingevity Corp.(a) ....................................................... 3,974 303
Innospec, Inc. ......................................................... 2,791 213
Intrepid Potash, Inc.(a) ................................................... 1,239 49
Kaiser Aluminum Corp. .................................................. 1,810 308
Knife River Corp.(a) .................................................... 6,449 597
Koppers Holdings, Inc. ................................................... 2,117 86
Louisiana-Pacific Corp. .................................................. 7,871 568
LSB Industries, Inc.(a) ................................................... 5,650 84
Magnera Corp.(a) ....................................................... 4,064 41
Materion Corp. ........................................................ 2,331 428
Mativ Holdings, Inc. ..................................................... 6,159 57
McEwen, Inc.(a) ....................................................... 5,818 126
Mercer International, Inc.(b) ............................................... 4,410 5
Metallus, Inc.(a) ........................................................ 4,069 78
Minerals Technologies, Inc. ................................................ 3,503 252
MP Materials Corp.(a)(b) ................................................. 16,413 1,084
Myers Industries, Inc. .................................................... 4,194 86
NewMarket Corp. ...................................................... 922 623
Novusterra, Inc.(a)(d) .................................................... 579 —
O-I Glass, Inc.(a) ....................................................... 17,024 155
Olin Corp. ............................................................ 12,943 369
Orion SA ............................................................. 6,221 47
Perimeter Solutions, Inc.(a) ................................................ 16,257 493
Perpetua Resources Corp.(a)(b) ............................................. 12,941 357
PureCycle Technologies, Inc.(a)(b) .......................................... 20,101 150
Quaker Chemical Corp. .................................................. 1,549 211
Ramaco Resources, Inc., Class A(a)(b) ........................................ 5,226 78
Ranpak Holdings Corp., Class A(a) .......................................... 8,249 42
Rayonier Advanced Materials, Inc.(a) ........................................ 6,925 66
Royal Gold, Inc. ........................................................ 9,682 2,260
Ryerson Holding Corp. ................................................... 5,048 140
Sensient Technologies Corp. ............................................... 4,801 546
Silgan Holdings, Inc. .................................................... 10,014 406
Smith-Midland Corp.(a) .................................................. 523 18
Solesence, Inc.(a)(b) ..................................................... 2,076 3
Sonoco Products Co. .................................................... 11,155 557
Stepan Co. ............................................................ 2,465 123
SunCoke Energy, Inc. .................................................... 9,583 65
Sylvamo Corp. ......................................................... 3,735 160

Victory Portfolios III
Victory Extended Market Index Fund
48
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Chemours Co. ...................................................... 17,048 $ 459
The Mosaic Co. ........................................................ 36,210 843
The Scotts Miracle-Gro Co. ............................................... 5,072 318
TMC the metals Co., Inc.(a)(b) ............................................. 21,113 111
Tredegar Corp.(a) ....................................................... 3,582 34
TriMas Corp. .......................................................... 3,335 123
Tronox Holdings PLC ................................................... 13,235 132
U.S. Gold Corp.(a) ...................................................... 1,591 26
United States Antimony Corp.(a)(b) .......................................... 13,953 168
United States Lime & Minerals, Inc. ......................................... 1,227 132
US Goldmining, Inc.(a) .................................................. 325 4
Vista Gold Corp.(a) ..................................................... 15,996 35
Warrior Met Coal, Inc. ................................................... 5,890 529
Westlake Corp. ........................................................ 3,823 441
Worthington Steel, Inc. ................................................... 3,716 143
41,124
Real Estate (7.3%):
Acadia Realty Trust ..................................................... 14,926 323
Agree Realty Corp. ..................................................... 13,447 1,037
AH Realty Trust, Inc. .................................................... 9,048 55
Alexander's, Inc. ....................................................... 243 61
Alexandria Real Estate Equities, Inc. ......................................... 19,432 787
Alpine Income Property Trust, Inc. .......................................... 1,567 29
American Assets Trust, Inc. ................................................ 5,418 112
American Healthcare REIT, Inc. ............................................ 21,338 1,084
American Homes 4 Rent, Class A ........................................... 38,160 1,215
Americold Realty Trust, Inc. ............................................... 32,559 398
AMREP Corp.(a) ....................................................... 275 8
Apartment Investment and Management Co.(a) .................................. 16,139 69
Apple Hospitality REIT, Inc. ............................................... 25,055 337
Belpointe Prep LLC, Class A(a) ............................................ 439 23
Braemar Hotels & Resorts, Inc. ............................................. 5,927 14
Brandywine Realty Trust ................................................. 18,935 57
Brixmor Property Group, Inc. .............................................. 34,700 1,044
Broadstone Net Lease, Inc., Class A .......................................... 21,645 429
BRT Apartments Corp. ................................................... 1,187 17
BXP, Inc. ............................................................. 18,007 1,053
Camden Property Trust ................................................... 11,519 1,210
CareTrust REIT, Inc. .................................................... 25,347 1,000
CBL & Associates Properties, Inc. ........................................... 3,043 137
Centerspace ........................................................... 1,909 130
Chatham Lodging Trust .................................................. 5,253 46
Chiron Real Estate, Inc. .................................................. 1,389 49
Community Healthcare Trust, Inc. ........................................... 3,068 53
Compass, Inc., Class A(a) ................................................. 77,954 590
Comstock Holding Cos., Inc., Class A(a) ...................................... 382 6
COPT Defense Properties ................................................. 12,915 404
Cousins Properties, Inc. .................................................. 18,966 486
CTO Realty Growth, Inc. ................................................. 3,547 72
CubeSmart ........................................................... 25,752 1,042
Curbline Properties Corp. ................................................. 10,996 303
Cushman & Wakefield Ltd.(a) .............................................. 26,326 370
DiamondRock Hospitality Co. .............................................. 22,975 234
Diversified Healthcare Trust ............................................... 24,843 187
Douglas Elliman, Inc.(a) .................................................. 8,211 16
Douglas Emmett, Inc. .................................................... 18,539 200
Easterly Government Properties, Inc., Class A .................................. 4,968 116
EastGroup Properties, Inc. ................................................ 6,038 1,215
Elme Communities(a) .................................................... 10,003 22
Empire State Realty Trust, Inc., Class A ....................................... 15,974 89
EPR Properties ........................................................ 8,548 477
Equity LifeStyle Properties, Inc. ............................................ 21,947 1,389
Essential Properties Realty Trust, Inc. ........................................ 23,859 750

Victory Portfolios III
Victory Extended Market Index Fund
49
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
eXp World Holdings, Inc. ................................................. 10,876 $ 68
Farmland Partners, Inc. ................................................... 4,581 49
Federal Realty Investment Trust ............................................ 9,774 1,084
Fermi, Inc.(a)(b) ....................................................... 26,740 137
First Industrial Realty Trust, Inc. ............................................ 15,029 932
Five Point Holdings LLC, Class A(a) ......................................... 5,724 28
Forestar Group, Inc.(a) ................................................... 2,145 61
Four Corners Property Trust, Inc. ............................................ 12,397 317
FrontView REIT, Inc. .................................................... 2,248 40
FRP Holdings, Inc.(a) .................................................... 1,703 36
Gaming and Leisure Properties, Inc. ......................................... 31,037 1,504
Getty Realty Corp. ...................................................... 6,417 213
Gladstone Commercial Corp. .............................................. 5,471 69
Gladstone Land Corp. .................................................... 4,450 43
Global Net Lease, Inc. ................................................... 21,823 209
Healthcare Realty Trust, Inc., Class A ........................................ 39,423 737
Healthpeak Properties, Inc. ................................................ 79,251 1,281
Highwoods Properties, Inc. ................................................ 12,360 300
Host Hotels & Resorts, Inc. ................................................ 77,413 1,636
Howard Hughes Holdings, Inc.(a) ........................................... 6,744 420
Hudson Pacific Properties, Inc.(a) ........................................... 6,119 56
Independence Realty Trust, Inc. ............................................. 26,920 439
Industrial Logistics Properties Trust .......................................... 6,301 47
Innovative Industrial Properties, Inc., Class A ................................... 3,159 171
InvenTrust Properties Corp. ............................................... 8,813 283
JBG SMITH Properties ................................................... 6,714 101
Jones Lang LaSalle, Inc.(a) ................................................ 5,317 1,691
Kennedy-Wilson Holdings, Inc. ............................................. 13,631 149
Kilroy Realty Corp. ..................................................... 13,374 445
Kimco Realty Corp. ..................................................... 75,362 1,782
Kite Realty Group Trust .................................................. 23,223 608
Lamar Advertising Co., Class A ............................................. 9,863 1,360
Landbridge Co. LLC, Class A(b) ............................................ 2,767 190
Lineage, Inc.(b) ........................................................ 7,936 293
Linkhome Holdings, Inc.(a) ............................................... 796 1
LTC Properties, Inc. ..................................................... 5,434 208
LXP Industrial Trust ..................................................... 6,554 334
Marcus & Millichap, Inc. ................................................. 2,633 73
Maui Land & Pineapple Co., Inc.(a) .......................................... 808 13
Medical Properties Trust, Inc.(b) ............................................ 56,229 278
Millrose Properties, Inc. .................................................. 17,602 540
Modiv Industrial, Inc., Class C ............................................. 1,074 17
National Health Investors, Inc. ............................................. 5,276 406
National Storage Affiliates Trust ............................................ 8,171 348
NET Lease Office Properties ............................................... 1,684 22
NETSTREIT Corp.(b) ................................................... 12,324 253
Newmark Group, Inc., Class A ............................................. 17,696 285
NexPoint Diversified Real Estate Trust(b) ..................................... 4,901 27
NexPoint Residential Trust, Inc. ............................................ 2,364 68
NNN REIT, Inc. ........................................................ 21,510 942
Omega Healthcare Investors, Inc. ........................................... 33,723 1,584
One Liberty Properties, Inc. ............................................... 1,771 40
Opendoor Technologies, Inc.(a) ............................................. 90,923 489
Orion Properties, Inc. .................................................... 6,012 17
Outfront Media, Inc. ..................................................... 17,943 554
Park Hotels & Resorts, Inc. ................................................ 21,076 242
Pebblebrook Hotel Trust .................................................. 12,692 178
Phillips Edison & Co., Inc. ................................................ 14,318 575
Piedmont Realty Trust, Inc., Class A(a) ....................................... 14,040 117
Postal Realty Trust, Inc., Class A(b) .......................................... 2,957 65
Rayonier, Inc. ......................................................... 34,204 725
RE/MAX Holdings, Inc., Class A(a) ......................................... 1,899 20
Regency Centers Corp. ................................................... 20,786 1,618

Victory Portfolios III
Victory Extended Market Index Fund
50
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rexford Industrial Realty, Inc. .............................................. 26,331 $ 945
RLJ Lodging Trust ...................................................... 13,948 115
Ryman Hospitality Properties, Inc. ........................................... 6,990 735
Sabra Health Care REIT, Inc. .............................................. 28,267 584
Safehold, Inc. ......................................................... 5,618 90
Saul Centers, Inc. ....................................................... 1,499 52
Seaport Entertainment Group, Inc.(a) ......................................... 1,417 32
Seritage Growth Properties, Class A(a) ........................................ 4,296 11
Service Properties Trust(b) ................................................ 17,544 27
Sila Realty Trust, Inc.(b) .................................................. 6,251 190
SITE Centers Corp. ..................................................... 5,684 31
SL Green Realty Corp.(b) ................................................. 8,101 344
Smartstop Self Storage REIT, Inc. ........................................... 6,333 199
STAG Industrial, Inc. .................................................... 21,798 841
Strawberry Fields REIT, Inc. ............................................... 895 11
Summit Hotel Properties, Inc. .............................................. 11,764 58
Sunstone Hotel Investors, Inc. .............................................. 21,347 210
Tanger, Inc. ........................................................... 12,806 475
Tejon Ranch Co.(a) ..................................................... 2,810 55
Terreno Realty Corp. .................................................... 11,664 760
The Macerich Co. ...................................................... 29,145 633
The RMR Group, Inc., Class A ............................................. 1,768 31
The St. Joe Co. ........................................................ 6,498 420
UDR, Inc. ............................................................ 37,293 1,355
UMH Properties, Inc. .................................................... 9,133 142
Universal Health Realty Income Trust ........................................ 1,457 59
Urban Edge Properties ................................................... 14,408 316
Veris Residential, Inc. .................................................... 10,015 190
Vornado Realty Trust .................................................... 20,216 604
Whitestone REIT, Class B ................................................. 4,940 94
WP Carey, Inc. ......................................................... 24,739 1,804
Xenia Hotels & Resorts, Inc. ............................................... 10,452 170
57,146
Utilities (2.4%):
American States Water Co. ................................................ 4,433 334
Artesian Resources Corp., Class A ........................................... 1,038 33
Avista Corp. .......................................................... 9,323 383
Black Hills Corp. ....................................................... 8,595 647
Cadiz, Inc.(a) .......................................................... 6,336 27
California Water Service Group ............................................. 6,778 286
Chesapeake Utilities Corp. ................................................ 2,693 340
Clearway Energy, Inc., Class C ............................................. 13,353 539
Consolidated Water Co. Ltd. ............................................... 1,710 55
Essential Utilities, Inc. ................................................... 32,327 1,235
Genie Energy Ltd., Class B ................................................ 1,374 19
Global Water Resources, Inc. .............................................. 1,559 11
H2O America(b) ....................................................... 4,407 248
Hallador Energy Co.(a) ................................................... 3,970 62
Hawaiian Electric Industries, Inc.(a) ......................................... 19,721 297
IDACORP, Inc.(b) ...................................................... 6,258 925
MDU Resources Group, Inc. ............................................... 22,550 508
MGE Energy, Inc. ...................................................... 4,173 335
Middlesex Water Co. .................................................... 2,029 103
Montauk Renewables, Inc.(a) .............................................. 4,891 7
National Fuel Gas Co. ................................................... 10,723 905
New Jersey Resources Corp. ............................................... 11,480 646
Northwest Natural Holding Co. ............................................. 4,705 249
Northwestern Energy Group, Inc. ........................................... 6,973 504
OGE Energy Corp. ...................................................... 23,472 1,145
Oklo, Inc., Class A(a) .................................................... 14,164 1,027
ONE Gas, Inc. ......................................................... 7,101 634
Ormat Technologies, Inc. ................................................. 6,954 799
Otter Tail Corp. ........................................................ 4,370 390

Victory Portfolios III
Victory Extended Market Index Fund
51
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Pinnacle West Capital Corp. ............................................... 13,801 $ 1,431
Portland General Electric Co. .............................................. 14,384 747
Pure Cycle Corp.(a) ..................................................... 2,538 29
ReNew Energy Global PLC(a) ............................................. 16,880 91
RGC Resources, Inc. .................................................... 949 22
Southwest Gas Holdings, Inc. .............................................. 7,794 733
Spire, Inc. ............................................................ 6,605 602
The AES Corp. ........................................................ 81,124 1,172
The York Water Co. ..................................................... 1,635 47
TXNM Energy, Inc. ..................................................... 12,338 729
UGI Corp. ............................................................ 24,545 886
Unitil Corp. ........................................................... 2,014 106
19,288
Total Common Stocks (Cost $441,892)
a
a
a
783,590
Rights (0.0%)(f)
Financials (0.0%):(f)
Spectrum Pharmaceuticals, Inc., CVR, expiring 6/1/26(a)(d) ........................ 20,024 —
Sycamore Partners LLC, CVR, expiring 8/29/29(a)(d) ............................. 83,950 45
45
Health Care (0.0%):(f)
Akouos, Inc., CVR, expiring 6/1/26(a)(d) ...................................... 2,413 2
Albireo Pharma, Inc., CVR, expiring 3/2/27(a)(d) ................................ 2,070 5
Applied Genetics, CVR, expiring 6/1/26(a)(d) .................................. 7,439 —(c)
AstraZeneca PLC, CVR, expiring 6/1/26(a)(d) .................................. 4,321 1
Carisma Therapeutics, Inc., CVR, expiring 1/4/27(a)(d) ............................ 22,411 —
Cartesian Therapeutics, Inc., RTS, expiring 1/11/27(a)(d) .......................... 14,929 3
Checkpoint Therapeutics, Inc., CVR, expiring 6/4/29(a)(d) ......................... 3,863 1
Chinook Therapeutics, Inc., RTS, expiring 6/1/26(a)(d) ............................ 5,192 5
Coherus Biosciences, Inc., CVR, expiring 9/12/28(a)(d) ........................... 5,561 1
Concentra Biosciences, CVR, expiring 8/20/29(a)(d) .............................. 7,666 1
Concert Pharmaceuticals, Inc., CVR, expiring 3/4/27(a)(d) ......................... 5,168 2
Epizyme, Inc., CVR, expiring 12/31/26(a)(d) ................................... 15,309 —
Flexion Therapeutics, Inc., CVR, expiring 6/1/26(a)(b)(d) .......................... 6,526 —(c)
F-star Therapeutics, Inc., CVR, expiring 12/30/49(a)(d) ............................ 1,298 —(c)
Imara, Inc., CVR, expiring 1/4/27(a)(d) ....................................... 1,789 1
Inhibrx, Inc., CVR, expiring 6/2/28(a)(d) ...................................... 4,624 3
Magenta Therapeutics, Inc., RTS, expiring 1/11/27(a)(d) ........................... 4,843 —(c)
MannKind Corp., CVR, expiring 10/8/29(a)(d) .................................. 4,175 1
MediPacific, Inc., CVR, expiring 6/1/26(a)(d) ................................... 5,536 —(c)
Mersana Therapeutics, Inc., CVR, expiring 1/7/30(a)(d) ........................... 448 2
Novartis AG, CVR, expiring 12/31/26(a)(d) .................................... 6,837 8
Novo Nordisk, CVR, expiring 6/30/31(a)(d) .................................... 8,051 5
Ocuphire Pharma, Inc., CVR, expiring 11/5/35(a)(d) .............................. 168 —(c)
OmniAb Operations, Inc., 12.50 Earnout Shares, expiring 11/1/27(a)(d)(g) .............. 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares, expiring 11/1/27(a)(d)(g) .............. 698 —
Opiant Pharma, Inc., CVR, expiring 6/1/26(a)(d) ................................ 533 —(c)
Paratek Pharmaceuticals, Inc., CVR, expiring 1/5/27(a)(b)(d) ........................ 5,165 —(c)
Pfizer, Inc., CVR, expiring 12/31/27(a)(b)(d) ................................... 5,320 26
Prevail Therapeutics, Inc., CVR, expiring 12/4/28(a)(d) ............................ 4,938 2
Supernus Pharmaceuticals, CVR, expiring 12/31/26(a)(d) .......................... 6,407 1
Tetraphase Pharmaceuticals, Inc., CVR, expiring 6/1/26(a)(d) ....................... 1,178 —
Verve Therapeutics, Inc., RTS, expiring 12/31/26(a)(d) ............................ 7,841 5
Vigil Neuroscience, Inc., CVR, expiring 12/31/26(a)(d) ............................ 3,386 —(c)
Zimmer Biomet Holdings, Inc., CVR, expiring 1/4/27(a)(d) ......................... 5,527 1
Zynerba Pharmaceuticals, Inc., CVR, expiring 6/1/26(a)(b)(d) ....................... 5,691 1
77
Total Rights (Cost $6)
a
a
a
122

Victory Portfolios III
Victory Extended Market Index Fund
52
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
OmniAb Operations, Inc., 12.50 Earnout Shares .............................
11/3/2022
—
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares .............................
11/3/2022
—
—
Total (–% of net assets)
$—
$—
Security Description Shares
a
Value
(000)
Warrants (0.0%)(f)
Health Care (0.0%):(f)
Galectin Therapeutics, Inc., expiring 5/23/26(a) ................................. 7,552 $ —(c)
Information Technology (0.0%):(f)
Datavault AI, Inc., expiring 7/1/31(a)(d) ....................................... 454 —
Xerox Holdings Corp., expiring 2/14/28(a) ..................................... 1 —(c)
—(c)
Total Warrants (Cost $—)
a
a
a
—(c)
Collateral for Securities Loaned (4.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(h) ........ 8,482,429 8,483
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.57%(h) ............ 8,482,429 8,483
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(h) ............... 8,482,429 8,482
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.56%(h) . 8,482,429 8,482
Total Collateral for Securities Loaned (Cost $33,930)
a
a
a
33,930
Total Investments (Cost $475,828) — 103.9% 817,642
Liabilities in excess of other assets —  (3.9)% (30,992)
NET ASSETS - 100.00% $ 786,650
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rounds to less than $1 thousand.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(f) Amount represents less than 0.05% of net assets.
(g) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30, 2026
(amounts in thousands):
(h) Rate disclosed is the daily yield on April 30, 2026.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 22 6/18/26 $ 2,832 $ 3,089 $ 257
Total unrealized appreciation $ 257
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 257

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Nasdaq-100 Index Fund
53
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (15.1%):
Alphabet, Inc. , Class A ................................................... 905,445 $ 348,415
Alphabet, Inc. , Class C ................................................... 845,725 323,016
Charter Communications, Inc. , Class A (a) (b) ................................... 54,369 8,980
Comcast Corp. , Class A .................................................. 1,540,665 41,660
Electronic Arts, Inc. ..................................................... 107,445 21,744
Meta Platforms, Inc. , Class A .............................................. 458,689 280,676
Netflix, Inc. (a) ......................................................... 1,812,769 169,693
Take-Two Interactive Software, Inc. (a) ........................................ 79,505 16,995
T-Mobile US, Inc. ...................................................... 473,081 92,487
Warner Bros Discovery, Inc. (a) ............................................. 1,064,748 28,802
1,332,468
Communications Equipment (1.8%):
Cisco Systems, Inc. ..................................................... 1,695,871 155,172
Consumer Discretionary (12.2%):
Airbnb, Inc. , Class A (a) .................................................. 181,860 25,526
Amazon.com, Inc. (a) .................................................... 1,669,510 442,520
Booking Holdings, Inc. ................................................... 339,972 57,238
DoorDash, Inc. , Class A (a) ................................................ 176,018 29,685
Marriott International, Inc. , Class A .......................................... 113,770 41,150
MercadoLibre, Inc. (a) .................................................... 21,767 39,020
O'Reilly Automotive, Inc. (a) ............................................... 360,001 35,784
PDD Holdings, Inc. , ADR (a) ............................................... 286,772 28,643
Ross Stores, Inc. ....................................................... 138,870 31,633
Starbucks Corp. ........................................................ 489,154 51,523
Tesla, Inc. (a) .......................................................... 776,221 296,229
1,078,951
Consumer Staples (7.6%):
Coca-Cola Europacific Partners PLC ......................................... 196,726 18,604
Costco Wholesale Corp. .................................................. 190,573 193,342
Keurig Dr. Pepper, Inc. ................................................... 583,337 17,150
Mondelez International, Inc. , Class A ......................................... 550,355 33,814
Monster Beverage Corp. (a) ................................................ 420,017 32,371
PepsiCo, Inc. .......................................................... 586,765 92,996
The Kraft Heinz Co. ..................................................... 508,234 11,517
Walmart, Inc. .......................................................... 2,098,316 276,831
676,625
Energy (0.6%):
Baker Hughes Co. , Class A ................................................ 424,295 29,561
Diamondback Energy, Inc. ................................................ 121,110 24,904
54,465
Financials (0.2%):
PayPal Holdings, Inc. .................................................... 395,283 19,820
Health Care (4.2%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 56,941 17,623
Amgen, Inc. ........................................................... 231,446 80,138
Dexcom, Inc. (a) ........................................................ 165,241 9,840
GE HealthCare Technologies, Inc. ........................................... 195,674 11,905
Gilead Sciences, Inc. .................................................... 533,000 69,738
IDEXX Laboratories, Inc. (a) ............................................... 34,186 19,171
Insmed, Inc. (a) ......................................................... 92,546 12,617
Intuitive Surgical, Inc. (a) ................................................. 152,474 69,774
Regeneron Pharmaceuticals, Inc. ............................................ 44,611 31,543
Vertex Pharmaceuticals, Inc. (a) ............................................. 109,068 46,613
368,962
Industrials (3.6%):
Automatic Data Processing, Inc. ............................................ 172,873 36,639
Axon Enterprise, Inc. (a) .................................................. 34,519 13,868
Cintas Corp. .......................................................... 171,691 29,996

Victory Portfolios III
Victory Nasdaq-100 Index Fund
54
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Copart, Inc. (a) ......................................................... 415,613 $ 13,761
CSX Corp. ............................................................ 798,392 36,271
Fastenal Co. ........................................................... 493,029 22,152
Ferrovial SE .......................................................... 308,896 21,286
Honeywell International, Inc. .............................................. 272,925 58,496
Old Dominion Freight Line, Inc. ............................................ 89,486 19,010
PACCAR, Inc. ......................................................... 225,791 26,824
Paychex, Inc. .......................................................... 154,122 14,276
Thomson Reuters Corp. (a) ................................................ 190,991 18,276
Verisk Analytics, Inc. , Class A .............................................. 59,224 10,926
321,781
IT Services (0.8%):
Cognizant Technology Solutions Corp. , Class A ................................. 205,333 10,862
Shopify, Inc. , Class A (a) .................................................. 526,395 63,762
74,624
Materials (1.1%):
Linde PLC ............................................................ 198,957 99,705
Real Estate (0.1%):
CoStar Group, Inc. (a) .................................................... 180,236 6,238
Semiconductors & Semiconductor Equipment (29.7%):
Advanced Micro Devices, Inc. (a) ............................................ 700,011 248,147
Analog Devices, Inc. .................................................... 209,609 84,317
Applied Materials, Inc. ................................................... 340,733 134,416
ARM Holdings PLC , ADR (a) .............................................. 59,957 12,610
ASML Holding NV , Registered Shares , NYS ................................... 37,742 54,310
Broadcom, Inc. ........................................................ 737,369 307,800
Intel Corp. (a) .......................................................... 2,144,543 202,616
KLA Corp. ........................................................... 56,278 98,506
Lam Research Corp. ..................................................... 536,155 138,253
Marvell Technology, Inc. ................................................. 374,041 61,773
Microchip Technology, Inc. ................................................ 232,334 21,586
Micron Technology, Inc. .................................................. 483,233 249,909
Monolithic Power Systems, Inc. ............................................ 21,089 34,046
NVIDIA Corp. ......................................................... 3,779,169 754,209
NXP Semiconductors NV ................................................. 108,493 31,853
QUALCOMM, Inc. ..................................................... 458,112 82,268
Texas Instruments, Inc. ................................................... 389,653 109,524
2,626,143
Software (12.1%):
Adobe, Inc. (a) ......................................................... 175,018 43,072
AppLovin Corp. , Class A (a) ............................................... 131,839 58,846
Autodesk, Inc. (a) ....................................................... 91,022 21,572
Cadence Design Systems, Inc. (a) ............................................ 118,539 39,069
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 108,238 48,247
Datadog, Inc. , Class A (a) ................................................. 141,033 18,643
Fortinet, Inc. (a) ........................................................ 317,684 26,784
Intuit, Inc. ............................................................ 118,736 46,129
Microsoft Corp. ........................................................ 1,154,844 470,922
Palantir Technologies, Inc. , Class A (a) ........................................ 983,835 136,861
Palo Alto Networks, Inc. (a) ................................................ 350,346 62,824
Roper Technologies, Inc. .................................................. 44,191 15,680
Strategy, Inc. , Class A (a) .................................................. 134,863 22,313
Synopsys, Inc. (a) ....................................................... 82,247 39,692
Workday, Inc. , Class A (a) ................................................. 91,451 11,194
Zscaler, Inc. (a) ......................................................... 69,035 9,022
1,070,870
Technology Hardware, Storage & Peripherals (9.2%):
Apple, Inc. ........................................................... 2,283,231 619,555
Sandisk Corp. (a) ....................................................... 63,579 69,715
Seagate Technology Holdings PLC .......................................... 93,629 63,072

Victory Portfolios III
Victory Nasdaq-100 Index Fund
55
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Western Digital Corp. .................................................... 145,564 $ 63,250
815,592
Utilities (1.4%):
American Electric Power Co., Inc. ........................................... 232,217 31,839
Constellation Energy Corp. ................................................ 155,419 48,646
Exelon Corp. .......................................................... 439,174 20,198
Xcel Energy, Inc. ....................................................... 267,859 22,219
122,902
Total Common Stocks (Cost $2,712,180)
a
a
a
8,824,318
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (d) ........ 737,513 738
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (d) ............ 737,513 738
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (d) ............... 737,513 737
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (d) . 737,513 737
Total Collateral for Securities Loaned (Cost $2,950)
a
a
a
2,950
Total Investments (Cost $2,715,130) — 99.7% 8,827,268
Other assets in excess of liabilities —  0.3% 26,075
NET ASSETS - 100.00% $ 8,853,343
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on April 30, 2026.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 59 6/18/26 $ 28,897 $ 32,563 $ 3,666
Total unrealized appreciation $ 3,666
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3,666

Statements of Assets and Liabilities
April 30, 2026
56
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory 500 Index
Fund
Victory Extended
Market Index Fund
Victory Nasdaq-100
Index Fund
Assets:
Affiliated investments, at value (Cost $—, $188 and $—) $ — $ 479 (a) $ —
Unaffiliated investments, at value (Cost $2,944,507, $475,640 and $2,715,130) 14,903,959 (b) 817,163 (c) 8,827,268 (d)
Cash 28,554 2,042 27,369
Futures contracts collateral 4,197 1,135 5,157
Receivables:
Dividends, interest, and securities lending income 6,021 251 315
Capital shares issued 2,336 80 2,362
From Adviser 525 — 11
Variation margin on open futures contracts 344 68 327
Prepaid expenses 70 11 42
Total Assets 14,946,006 821,229 8,862,851
Liabilities:
Payables:
Collateral received on loaned securities 14,829 33,930 2,950
Capital shares redeemed 5,593 406 3,408
Accrued expenses and other payables:
Investment advisory fees 1,179 63 1,366
Administration fees 707 95 926
Custodian fees 94 8 53
Transfer agent fees 349 37 420
Compliance fees 9 — (e) 5
Trustees' fees — (e) 1 — (e)
12b-1 fees — — 16
Other accrued expenses 110 39 364
Total Liabilities 22,870 34,579 9,508
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,640,363 408,131 2,319,989
Total accumulated earnings (loss) 12,282,773 378,519 6,533,354
Net Assets $ 14,923,136 $ 786,650 $ 8,853,343
Net Assets:
Fund Shares $ — $ 786,650 $ 6,969,887
Institutional Shares — — 1,006,790
Member Shares 4,768,100 — —
Reward Shares 10,155,036 — —
Class A — — 90,226
Class C — — 18,345
Class R6 — — 768,095
Total $ 14,923,136 $ 786,650 $ 8,853,343
Shares (unlimited number of shares authorized with no par value):
Fund Shares — 34,015 105,936
Institutional Shares — — 15,282
Member Shares 54,705 — —
Reward Shares 116,400 — —
Class A — — 1,380
Class C — — 291
Class R6 — — 11,663
Total 171,105 34,015 134,552
Net asset value, offering and redemption price per share:(f)
Fund Shares $ — $ 23.13 $ 65.79
Institutional Shares — — 65.88
Member Shares 87.16 — —
Reward Shares 87.24 — —
Class A — — 65.38
Class C(g) — — 63.05
Class R6 — — 65.86
Maximum Sales Charge — Class A — % — % 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ — $ — $ 66.88
(a) Includes $198 thousand of securities on loan.
(b) Includes $14,773 thousand of securities on loan.
(c) Includes $48,877 thousand of securities on loan.
(d) Includes $3,010 thousand of securities on loan.
(e) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
April 30, 2026
57
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(f) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(g) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended April 30, 2026
58
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory 500 Index
Fund
Victory Extended
Market Index Fund
Victory Nasdaq-100
Index Fund
Investment Income:
Dividends from affiliated investments $ — $ 12 $ —
Dividends from unaffiliated investments 161,176 11,004 52,223
Interest from unaffiliated investments 932 99 1,105
Securities lending (net of fees) 1,479 571 19
Foreign tax withholding (2) (8) (150)
Total Income 163,585 11,678 53,197
Expenses:
Investment advisory fees 13,921 740 15,791
Administration fees — 1,110 —
Administration fees — Fund Shares — — 9,383
Administration fees — Institutional Shares — — 908
Administration fees — Member Shares 2,773 — —
Administration fees — Reward Shares 5,580 — —
Administration fees — Class A — — 115
Administration fees — Class C — — 26
Administration fees — Class R6 — — 319
Sub-Administration fees 27 27 22
12b-1 fees — Class A — — 192
12b-1 fees — Class C — — 171
Custodian fees 550 47 317
Transfer agent fees — 418 —
Transfer agent fees — Fund Shares — — 2,569
Transfer agent fees — Institutional Shares — — 942
Transfer agent fees — Member Shares 2,292 — —
Transfer agent fees — Reward Shares 1,215 — —
Transfer agent fees — Class A — — 80
Transfer agent fees — Class C — — 18
Transfer agent fees — Class R6 — — 88
Trustees' fees 57 47 52
Compliance fees 110 6 62
Legal and audit fees 68 54 59
State registration and filing fees 181 23 148
Interfund lending fees 3 — —
Other expenses 480 80 1,388
Total Expenses 27,257 2,552 32,650
Expenses waived/reimbursed by Adviser (3,071) — (66)
Net Expenses 24,186 2,552 32,584
Net Investment Income (Loss) 139,399 9,126 20,613
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 3 —
Net realized gains (losses) from unaffiliated investment securities 526,696 71,069 504,629
Net realized gains (losses) from futures contracts 9,195 817 7,260
Net change in unrealized appreciation/depreciation on affiliated investment securities — 125 —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 2,970,961 126,968 2,086,095
Net change in unrealized appreciation/depreciation on futures contracts (1,818) 160 2,684
Net realized/unrealized gains (losses) on investments 3,505,034 199,142 2,600,668
Change in net assets resulting from operations $ 3,644,433 $ 208,268 $ 2,621,281

59
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 139,399 $ 142,188 $ 9,126 $ 8,746 $ 20,613 $ 26,224
Net realized gains (losses) 535,891 423,843 71,889 31,200 511,889 212,615
Net change in unrealized
appreciation/depreciation 2,969,143 848,510 127,253 (15,283) 2,088,779 538,238
Change in net assets resulting from
operations 3,644,433 1,414,541 208,268 24,663 2,621,281 777,077
Distributions to Shareholders:
Fund Shares — — (45,980) (100,095) (191,593) (122,525)
Institutional Shares — — — — (26,423) (17,707)
Member Shares (191,671) (158,719) — — — —
Reward Shares (397,022) (303,632) — — — —
Class A — — — — (2,227) (1,447)
Class C — — — — (498) (287)
Class R6 — — — — (21,087) (11,008)
Change in net assets resulting from
distributions to shareholders (588,693) (462,351) (45,980) (100,095) (241,828) (152,974)
Change in net assets resulting from
capital transactions (172,558) (300,770) (36,889) 6,328 (62,399) (150,458)
Change in net assets 2,883,182 651,420 125,399 (69,104) 2,317,054 473,645
Net Assets:
Beginning of period 12,039,954 11,388,534 661,251 730,355 6,536,289 6,062,644
End of period $ 14,923,136 $ 12,039,954 $ 786,650 $ 661,251 $ 8,853,343 $ 6,536,289

60
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ — $ — $ 34,471 $ 28,910 $ 699,765 $ 698,875
Distributions reinvested — — 44,404 97,174 188,810 120,605
Cost of shares redeemed — — (115,764) (119,756) (966,154) (978,347)
Total Fund Shares $ — $ — $ (36,889) $ 6,328 $ (77,579) $ (158,867)
Institutional Shares
Proceeds from shares issued $ — $ — $ — $ — $ 86,347 $ 113,859
Distributions reinvested — — — — 26,366 17,668
Cost of shares redeemed — — — — (193,156) (209,276)
Total Institutional Shares $ — $ — $ — $ — $ (80,443) $ (77,749)
Member Shares
Proceeds from shares issued $ 406,519 $ 425,354 $ — $ — $ — $ —
Distributions reinvested 190,360 157,715 — — — —
Cost of shares redeemed (1,009,714) (952,361) — — — —
Total Member Shares $ (412,835) $ (369,292) $ — $ — $ — $ —
Reward Shares
Proceeds from shares issued $ 786,464 $ 701,607 $ — $ — $ — $ —
Distributions reinvested 376,569 289,591 — — — —
Cost of shares redeemed (922,756) (922,676) — — — —
Total Reward Shares $ 240,277 $ 68,522 $ — $ — $ — $ —
Class A
Proceeds from shares issued $ — $ — $ — $ — $ 22,833 $ 22,624
Distributions reinvested — — — — 2,227 1,447
Cost of shares redeemed — — — — (23,357) (25,635)
Total Class A $ — $ — $ — $ — $ 1,703 $ (1,564)
Class C
Proceeds from shares issued $ — $ — $ — $ — $ 2,244 $ 3,607
Distributions reinvested — — — — 498 287
Cost of shares redeemed — — — — (3,850) (2,806)
Total Class C $ — $ — $ — $ — $ (1,108) $ 1,088
Class R6
Proceeds from shares issued $ — $ — $ — $ — $ 199,104 $ 182,108
Distributions reinvested — — — — 21,079 10,983
Cost of shares redeemed — — — — (125,155) (106,457)
Total Class R6 $ — $ — $ — $ — $ 95,028 $ 86,634
Change in net assets resulting from
capital transactions $ (172,558) $ (300,770) $ (36,889) $ 6,328 $ (62,399) $ (150,458)

61
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Share Transactions:
Fund Shares
Issued — — 1,590 1,367 11,938 14,066
Reinvested — — 2,032 4,489 3,124 2,255
Redeemed — — (5,390) (5,658) (16,371) (19,762)
Total Fund Shares — — (1,768) 198 (1,309) (3,441)
Institutional Shares
Issued — — — — 1,450 2,348
Reinvested — — — — 436 330
Redeemed — — — — (3,272) (4,157)
Total Institutional Shares — — — — (1,386) (1,479)
Member Shares
Issued 5,030 5,953 — — — —
Reinvested 2,320 2,121 — — — —
Redeemed (12,385) (13,276) — — — —
Total Member Shares (5,035) (5,202) — — — —
Reward Shares
Issued 9,611 9,781 — — — —
Reinvested 4,585 3,893 — — — —
Redeemed (11,348) (12,832) — — — —
Total Reward Shares 2,848 842 — — — —
Class A
Issued — — — — 384 460
Reinvested — — — — 37 27
Redeemed — — — — (405) (516)
Total Class A — — — — 16 (29)
Class C
Issued — — — — 40 74
Reinvested — — — — 9 6
Redeemed — — — — (67) (59)
Total Class C — — — — (18) 21
Class R6
Issued — — — — 3,359 3,685
Reinvested — — — — 348 205
Redeemed — — — — (2,127) (2,116)
Total Class R6 — — — — 1,580 1,774
Change in Shares (2,187) (4,360) (1,768) 198 (1,117) (3,154)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory 500 Index Fund
Member Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $69.44 $64.07 $53.18 $48.85 $62.23 $51.33
Investment Activities:
Net investment income (loss)(b) 0.77 0.78 0.75 0.23 0.69 0.63
Net realized and unrealized gains (losses) 20.38 7.23 11.44 4.25 (12.70) 13.37
Total from Investment Activities 21.15 8.01 12.19 4.48 (12.01) 14.00
Distributions to Shareholders from:
Net investment income (0.79) (0.75) (0.78) (0.15) (0.70) (0.63)
Net realized gains (2.64) (1.89) (0.52) — (0.67) (2.47)
Total Distributions (3.43) (2.64) (1.30) (0.15) (1.37) (3.10)
Net Asset Value, End of Period $87.16 $69.44 $64.07 $53.18 $48.85 $62.23
Total Return(c)(d) 30.80% 12.25% 23.12% 9.19% (19.38)% 27.50%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.22% 0.23% 0.24% 0.25% 0.24% 0.24%
Net Investment Income (Loss)(e) 0.96% 1.08% 1.27% 1.35% 1.30% 1.09%
Gross Expenses(e)(f) 0.22% 0.23% 0.24% 0.25% 0.24% 0.24%
Supplemental Data:
Net Assets at end of period (000's) $4,768,100 $4,148,240 $4,161,093 $3,706,618 $3,423,615 $4,410,258
Portfolio Turnover(c)(g) 3% 2% 5% 4% 7% 8%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

63
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory 500 Index Fund
Reward Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $69.50 $64.12 $53.22 $48.88 $62.27 $51.36
Investment Activities:
Net investment income (loss)(b) 0.83 0.83 0.80 0.24 0.74 0.68
Net realized and unrealized gains (losses) 20.39 7.24 11.45 4.26 (12.71) 13.38
Total from Investment Activities 21.22 8.07 12.25 4.50 (11.97) 14.06
Distributions to Shareholders from:
Net investment income (0.84) (0.80) (0.83) (0.16) (0.75) (0.68)
Net realized gains (2.64) (1.89) (0.52) — (0.67) (2.47)
Total Distributions (3.48) (2.69) (1.35) (0.16) (1.42) (3.15)
Net Asset Value, End of Period $87.24 $69.50 $64.12 $53.22 $48.88 $62.27
Total Return(c)(d) 30.89% 12.34% 23.23% 9.23% (19.31)% 27.62%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 1.02% 1.16% 1.36% 1.44% 1.40% 1.17%
Gross Expenses(e)(f) 0.18% 0.19% 0.19% 0.20% 0.19% 0.18%
Supplemental Data:
Net Assets at end of period (000's) $10,155,036 $7,891,714 $7,227,441 $6,029,184 $5,480,518 $6,638,059
Portfolio Turnover(c)(g) 3% 2% 5% 4% 7% 8%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Extended Market Index Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $18.48 $20.52 $17.95 $17.33 $24.75 $25.40
Investment Activities:
Net investment income (loss)(b) 0.27 0.25 0.21 0.07 0.24 0.22
Net realized and unrealized gains (losses) 5.76 0.66 3.28 0.55 (6.14) 3.58
Total from Investment Activities 6.03 0.91 3.49 0.62 (5.90) 3.80
Distributions to Shareholders from:
Net investment income (0.24) (0.29) (0.24) — (0.25) (0.23)
Net realized gains (1.14) (2.66) (0.68) — (1.27) (4.22)
Total Distributions (1.38) (2.95) (0.92) — (1.52) (4.45)
Net Asset Value, End of Period $23.13 $18.48 $20.52 $17.95 $17.33 $24.75
Total Return(c)(d) 33.14% 2.51% 19.51% 3.58% (24.03)% 15.61%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.34% 0.35% 0.36% 0.38% 0.36% 0.34%
Net Investment Income (Loss)(e) 1.23% 1.16% 1.09% 1.21% 1.20% 0.77%
Gross Expenses(e)(f) 0.34% 0.35% 0.36% 0.38% 0.36% 0.34%
Supplemental Data:
Net Assets at end of period (000's) $786,650 $661,251 $730,355 $676,173 $671,926 $969,905
Portfolio Turnover(c) 17% 13% 41% 5% 21% 24%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

65
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $48.17 $43.67 $33.90 $27.97 $43.16 $35.56
Investment Activities:
Net investment income (loss)(b) 0.15 0.19 0.21 0.04 0.16 0.11
Net realized and unrealized gains (losses) 19.29 5.44 10.65 5.89 (14.19) 9.43
Total from Investment Activities 19.44 5.63 10.86 5.93 (14.03) 9.54
Distributions to Shareholders from:
Net investment income (0.11) (0.21) (0.24) — (0.08) (0.11)
Net realized gains (1.71) (0.92) (0.85) — (1.08) (1.83)
Total Distributions (1.82) (1.13) (1.09) — (1.16) (1.94)
Net Asset Value, End of Period $65.79 $48.17 $43.67 $33.90 $27.97 $43.16
Total Return(c)(d) 40.71% 12.64% 32.21% 21.20% (32.69)% 26.96%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.42% 0.42% 0.42% 0.45% 0.44% 0.42%
Net Investment Income (Loss)(e) 0.26% 0.38% 0.53% 0.39% 0.48% 0.27%
Gross Expenses(e)(f) 0.42% 0.42% 0.42% 0.45% 0.44% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $6,969,887 $5,166,420 $4,833,426 $3,520,754 $2,904,735 $4,436,357
Portfolio Turnover(c)(g) 13% 8% 22% 2% 12% 10%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $48.23 $43.72 $33.94 $27.99 $43.26 $35.64
Investment Activities:
Net investment income (loss)(b) 0.15 0.19 0.21 0.04 0.16 0.10
Net realized and unrealized gains (losses) 19.31 5.44 10.66 5.91 (14.23) 9.45
Total from Investment Activities 19.46 5.63 10.87 5.95 (14.07) 9.55
Distributions to Shareholders from:
Net investment income (0.10) (0.20) (0.24) — (0.12) (0.10)
Net realized gains (1.71) (0.92) (0.85) — (1.08) (1.83)
Total Distributions (1.81) (1.12) (1.09) — (1.20) (1.93)
Net Asset Value, End of Period $65.88 $48.23 $43.72 $33.94 $27.99 $43.26
Total Return(c)(d) 40.69% 12.63% 32.19% 21.26% (32.70)% 26.93%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.43% 0.43% 0.42% 0.43% 0.43% 0.44%
Net Investment Income (Loss)(e) 0.25% 0.38% 0.53% 0.41% 0.52% 0.25%
Gross Expenses(e)(f) 0.43% 0.43% 0.42% 0.43% 0.43% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $1,006,790 $803,954 $793,303 $663,439 $579,072 $82,846
Portfolio Turnover(c)(g) 13% 8% 22% 2% 12% 10%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

67
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class A
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $47.93 $43.47 $33.81 $27.91 $43.11 $35.64
Investment Activities:
Net investment income (loss)(b) (0.02)(c) 0.05 0.10 0.01 0.08 (0.01)
Net realized and unrealized gains (losses) 19.18 5.42 10.60 5.89 (14.18) 9.44
Total from Investment Activities 19.16 5.47 10.70 5.90 (14.10) 9.43
Distributions to Shareholders from:
Net investment income — (0.09) (0.19) — (0.02) (0.13)
Net realized gains (1.71) (0.92) (0.85) — (1.08) (1.83)
Total Distributions (1.71) (1.01) (1.04) — (1.10) (1.96)
Net Asset Value, End of Period $65.38 $47.93 $43.47 $33.81 $27.91 $43.11
Total Return(d)(e) 40.29% 12.36% 31.80% 21.14% (32.87)% 26.60%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(f) (0.03)% 0.11% 0.25% 0.13% 0.23% (0.02)%
Gross Expenses(f)(g) 0.76% 0.76% 0.78% 0.82% 0.82% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $90,226 $65,376 $60,568 $23,980 $17,660 $14,070
Portfolio Turnover(d)(h) 13% 8% 22% 2% 12% 10%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class C
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $46.62 $42.54 $33.19 $27.47 $42.74 $35.51
Investment Activities:
Net investment income (loss)(b) (0.44)(c) (0.31) (0.20) (0.07) (0.17) (0.33)
Net realized and unrealized gains (losses) 18.58 5.31 10.40 5.79 (14.02) 9.39
Total from Investment Activities 18.14 5.00 10.20 5.72 (14.19) 9.06
Distributions to Shareholders from:
Net investment income — — — — —(d) —
Net realized gains (1.71) (0.92) (0.85) — (1.08) (1.83)
Total Distributions (1.71) (0.92) (0.85) — (1.08) (1.83)
Net Asset Value, End of Period $63.05 $46.62 $42.54 $33.19 $27.47 $42.74
Total Return(e)(f) 39.23% 11.54% 30.83% 20.86% (33.37)% 25.67%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.45% 1.45% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(g) (0.78)% (0.64)% (0.51)% (0.64)% (0.53)% (0.79)%
Gross Expenses(g)(h) 1.58% 1.59% 1.61% 1.83% 1.86% 2.29%
Supplemental Data:
Net Assets at end of period (000's) $18,345 $14,405 $12,244 $5,385 $3,134 $3,205
Portfolio Turnover(e)(i) 13% 8% 22% 2% 12% 10%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

69
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class R6
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $48.21 $43.70 $33.92 $27.97 $43.19 $35.57
Investment Activities:
Net investment income (loss)(b) 0.22 0.25 0.27 0.06 0.20 0.15
Net realized and unrealized gains (losses) 19.32 5.45 10.65 5.89 (14.21) 9.45
Total from Investment Activities 19.54 5.70 10.92 5.95 (14.01) 9.60
Distributions to Shareholders from:
Net investment income (0.18) (0.27) (0.29) — (0.13) (0.15)
Net realized gains (1.71) (0.92) (0.85) — (1.08) (1.83)
Total Distributions (1.89) (1.19) (1.14) — (1.21) (1.98)
Net Asset Value, End of Period $65.86 $48.21 $43.70 $33.92 $27.97 $43.19
Total Return(c)(d) 40.90% 12.79% 32.38% 21.27% (32.62)% 27.14%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.29% 0.29% 0.29% 0.30% 0.32% 0.30%
Net Investment Income (Loss)(e) 0.38% 0.51% 0.67% 0.53% 0.61% 0.38%
Gross Expenses(e)(f) 0.29% 0.29% 0.29% 0.30% 0.32% 0.30%
Supplemental Data:
Net Assets at end of period (000's) $768,095 $486,134 $363,103 $159,367 $71,232 $42,391
Portfolio Turnover(c)(g) 13% 8% 22% 2% 12% 10%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios III
70
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act, with the exception of the Nasdaq-100 Index Fund which is classified as non-diversified.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory 500 Index Fund 500 Index Fund Member Shares and Reward Shares
Victory Extended Market Index Fund Extended Market Index Fund Fund Shares
Victory Nasdaq-100 Index Fund Nasdaq-100 Index Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
71
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
500 Index Fund
Common Stocks ............................................... $ 14,889,129 $ — $ — $ 14,889,129
Rights ...................................................... — — 1 1
Collateral for Securities Loaned ................................... 14,829 — — 14,829
Total ....................................................... $ 14,903,958 $ — $ 1 $ 14,903,959
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1,280 — — 1,280
Total ....................................................... $ 1,280 $ — $ — $ 1,280
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
Extended Market Index Fund
Common Stocks ............................................... 783,584 — 6 783,590
Rights ...................................................... — — 122 122
Warrants .................................................... —(a) —(a) —(b) —(a)
Collateral for Securities Loaned ................................... 33,930 — — 33,930
Total ....................................................... $ 817,514 $ —(a) $ 128 $ 817,642
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 257 — — 257
Total ....................................................... $ 257 $ — $ — $ 257
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
Nasdaq-100 Index Fund
Common Stocks ............................................... 8,824,318 — — 8,824,318
Collateral for Securities Loaned ................................... 2,950 — — 2,950
Total ....................................................... $ 8,827,268 $ — $ — $ 8,827,268
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3,666 — — 3,666
Total ....................................................... $ 3,666 $ — $ — $ 3,666
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1 thousand.
(b) Zero market value securities.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
72
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended April 30, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended April 30, 2026 (amounts in thousands):
All open derivative positions at year end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Assets
Futures
contracts*
Equity Risk Exposure: 5,203,000
500 Index Fund ..................................................................................... $ 1,280
Extended Market Index Fund ........................................................................... 257
Nasdaq-100 Index Fund ............................................................................... 3,666
*
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: 17,272,000 1,026,000
500 Index Fund ................................................................... $ 9,195 $ (1,818)
Extended Market Index Fund ......................................................... 817 160
Nasdaq-100 Index Fund ............................................................. 7,260 2,684

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
73
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2026 (amounts in thousands):
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
500 Index Fund .................................................. $ 14,773 $ — $ 14,829
Extended Market Index Fund ........................................ 49,075 15,151 33,930
Nasdaq-100 Index Fund ............................................ 3,010 — 2,950

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
74
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended April 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
VP
Excluding U.S. Government
Securities
Purchases Sales
500 Index Fund ........................................................................... $ 407,640 $ 1,011,463
Extended Market Index Fund ................................................................. 122,298 193,465
Nasdaq-100 Index Fund ..................................................................... 1,003,914 1,274,432
500 Index Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Nasdaq-100 Index Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Fee Rate
500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Extended Market Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
75
Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of
Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Funds. VCTA provides transfer agent services to the Funds based on an annual charge per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Annual charges for the year ended April 30, 2026, per shareholder account were as follows:
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor receives no fee or other compensation for the services from the 500 Index Fund or Extended Market Index Fund.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Annual Charge
Fund Shares
Institutional
Shares
Member
Shares
Reward
Shares Class A Class C Class R6
500 Index Fund ....................... N/A N/A 0.06% 0.06% N/A N/A N/A
Extended Market Index Fund ............. 0.15% N/A N/A N/A N/A N/A N/A
Nasdaq-100 Index Fund ................. 0.15% 0.10% N/A N/A 0.15% 0.15% 0.05%
Fund Shares
Member
Shares
Reward
Shares
500 Index Fund .................................................................... N/A $20 $20
Extended Market Index Fund .......................................................... $23 N/A N/A
Nasdaq-100 Index Fund .............................................................. $23 N/A N/A
Institutional
Shares Class A Class C Class R6
Nasdaq-100 Index Fund ................................................... 0.10% 0.10% 0.10% 0.01%
Class A Class C
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
Nasdaq-100 Index Fund ................................................................................ $ 3

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
76
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
As of April 30, 2026, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires.
These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes,
In effect until August 31, 2026
Fund Shares
Institutional
Shares
Member
Shares
Reward
Shares Class A Class C Class R6
500 Index Fund ....................... N/A N/A 0.25% 0.15% N/A N/A N/A
Extended Market Index Fund ............. 0.43% N/A N/A N/A N/A N/A N/A
Nasdaq-100 Index Fund ................. 0.48% 0.44% N/A N/A 0.70% 1.45% 0.40%
April 30, 2027 April 30, 2028 April 30, 2029 Total
500 Index Fund ...................................................... $ 2,572 $ 2,850 $ 3,071 $ 8,493
Nasdaq-100 Index Fund ................................................ 53 63 66 182

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
77
may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund(s) invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Small-Capitalization and Mid-Capitalization Stock Risk – The Fund(s) invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.
Large-Capitalization Stock Risk  — The Fund(s) invest in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund(s) had declared dividends, however there is no assurance these dividends can be collected by the Fund(s). As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June
24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 22, 2027, and the annual commitment fee remained unchanged at 0.15%.
Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted)
available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
78
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
April 30, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
500 Index Fund ................................. Borrower $ — $ 29,350 4.25% $ 29,350
Declared Paid
Victory 500 Index Fund Quarterly Quarterly
Victory Extended Market Index Fund Annually Annually
Victory Nasdaq-100 Index Fund Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
500 Index Fund ............................................................................ $ (11,418) $ 11,418
Extended Market Index Fund .................................................................. (2,386) 2,386
Nasdaq-100 Index Fund ...................................................................... (22,190) 22,190
Year Ended April 30, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
500 Index Fund ........................................................... $ 146,026 $ 442,667 $ 588,693
Extended Market Index Fund ................................................. 10,732 35,248 45,980
Nasdaq-100 Index Fund ..................................................... 23,282 218,546 241,828
Year Ended April 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
500 Index Fund ........................................................... $ 142,456 $ 319,895 $ 462,351
Extended Market Index Fund ................................................. 26,939 73,156 100,095
Nasdaq-100 Index Fund ..................................................... 67,480 85,494 152,974

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
79
As of April 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, REIT adjustments, non-REIT return of capital adjustments, passive foreign investment company adjustments, Partnership basis adjustments, and derivatives.
As of April 30, 2026, the Funds had no capital loss carryforward for federal income tax purposes.
As of April 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments.  Transactions in
affiliated securities during the year ended April 30, 2026, were as follows (amounts in thousands, except shares):
10. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
500 Index Fund ................................... $ 8,784 $ 341,884 $ 350,668 $ 11,932,105 $ 12,282,773
Extended Market Index Fund ......................... 10,725 43,370 54,095 324,424 378,519
Nasdaq-100 Index Fund ............................. 21,914 456,656 478,570 6,054,784 6,533,354
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
500 Index Fund ..................................... $ 2,971,854 $ 12,020,059 $ (87,954) $ 11,932,105
Extended Market Index Fund ........................... 493,218 389,232 (64,808) 324,424
Nasdaq-100 Index Fund ............................... 2,772,484 6,208,430 (153,646) 6,054,784
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Extended Market Index
Fund
Victory Capital Holdings, Inc.,
Class A .............. $ 341 $ 46 $ (36) $ 3 $ 125 $ 479 6,096 $ 12 $ —

80
Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory 500 Index
Fund, Victory Extended Market Index Fund, and Victory Nasdaq-100 Index Fund (the “Funds”), each a series of Victory Portfolios III, as of
April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose report dated June
27, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and issuers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 25, 2026

Supplemental Information
April 30, 2026
Victory Portfolios III
81
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended April 30, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended April 30, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
500 Index Fund .................................................................................... 100%
Extended Market Index Fund .......................................................................... 38%
Nasdaq-100 Index Fund .............................................................................. 100%
Amount
500 Index Fund .................................................................................... $ 746
Extended Market Index Fund .......................................................................... 2,800
Nasdaq-100 Index Fund .............................................................................. 8,195
Amount
500 Index Fund .................................................................................... $ 454,085
Extended Market Index Fund .......................................................................... 37,314
Nasdaq-100 Index Fund .............................................................................. 239,974

Victory Portfolios III
82
(Unaudited)
Supplemental Information — continued
April 30, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory 500 Index Fund
Victory Extended Market Index Fund
Victory Nasdaq-100 Index Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
83
(Unaudited)
the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory 500 Index Fund
Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services as well as any fee waivers and reimbursements – was below the median of its expense group and above the median of its expense universe for Member Shares and was below the medians of its expense group and expense universe for Reward Shares. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe for Member Shares and Reward
Shares. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the Fund and its benchmark index and the relatively low tracking error between the Fund and its benchmark index and noted that it reviews such information on a periodic basis.
Victory Extended Market Index Fund
Among other data, the Board noted that the Fund’s net management fee rate, which includes advisory and administrative services, was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses were below the medians of its expense group and its expense universe. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the
Fund and its benchmark index and the relatively low tracking error between the Fund and its benchmark index and noted that it reviews such information on a periodic basis. Victory Nasdaq-100 Index Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services as well as any fee waivers and reimbursements – was above the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for certain share classes of the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the
Fund and its benchmark index and the relatively low tracking error between the Fund and its benchmark index and noted that it reviews such information on a periodic basis.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory 500 Index Fund
This comparison indicated that, among other data, the performance of the Fund’s Member Shares and Reward Shares was above the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2024, and was below the average of its performance universe and its Lipper index for the three-year period ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the extent to which the Fund met its investment objective of seeking to track its designated index.
Victory Extended Market Index Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and ten-year periods ended June 30, 2025, and was below the average of its performance universe and its Lipper index for the five-year period ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the extent to which the Fund met its investment objective of seeking to track its designated index.

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
84
(Unaudited)
Victory Nasdaq-100 Index Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-year period ended June 30, 2025, was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, and was above its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the extent to which the Fund met its investment objective of seeking to track its designated index.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Victory 500 Index
Fund and Victory Nasdaq-100 Index Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the applicable Funds. The Trustees reviewed the profitability of the Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable each
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of each Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund’s investment objective of seeking to track its designated index; (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each
Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-Index-0626

April 30, 2026
Annual: Full Financials
Victory Core Plus Intermediate Bond Fund
Victory High Income Fund
Victory Income Fund
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Core Plus Intermediate Bond Fund
2
Victory High Income Fund
33
Victory Income Fund
47
Victory Short-Term Bond Fund
69
Victory Ultra Short-Term Bond Fund
94
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
106
Statements of Operations
108
Statements of Changes in Net Assets
110
Financial Highlights
114
Notes to Financial Statements (Form N-CSR Item 7) 134
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 148
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
149
Advisory Contract Approval (Form N-CSR Item 11)
150

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (17.3%)
ABS Auto (8.3%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 3/25/28 @ 100 (a) .............. $ 961 $ 966
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 3/25/28 @ 100 (a) .............. 1,081 1,085
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 3/25/28 @ 100 (a) .............. 749 756
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 3/15/28 @ 100 (a) ............... 1,485 1,492
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 6/15/28 @ 100 (a) ............... 2,120 2,121
Series 2025-A , Class D , 4 .99% , 6/15/33 , Callable 6/15/28 @ 100 (a) ............... 2,162 2,160
Series 2025-B , Class C , 4 .70% , 9/15/33 , Callable 8/15/28 @ 100 (a) ............... 3,314 3,309
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 9/15/28 @ 100 (a) .............. 1,105 1,119
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 9/15/28 @ 100 (a) ............. 1,351 1,370
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 9/15/28 @ 100 (a) .............. 1,155 1,182
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 8/15/27 @ 100 (a) .............. 751 759
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 9/15/27 @ 100 (a) .............. 78 79
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 748 760
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 1,246 1,266
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 4/10/28 @ 100 (a) ............. 1,524 1,541
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 4/10/28 @ 100 (a) .............. 2,613 2,636
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 1/11/29 @ 100 (a) ............. 2,377 2,359
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2023-3A , Class C , 7 .05% , 2/22/28 (a) ................................ 8,750 8,853
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 10,272 10,407
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 2,811 2,901
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 3,749 3,875
Series 2026-2A , Class C , 5 .44% , 8/20/32 , Callable 8/20/31 @ 100 (a) .............. 930 911
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 4/15/27 @ 100 (a) ... 11 11
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,716 2,729
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 4/15/27 @ 100 ................ 3,250 3,277
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 3/15/28 @ 100 ................. 1,822 1,838
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 8/10/26 @ 100 ................ 127 126
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 4/10/27 @ 100 ................ 206 202
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 11/10/27 @ 100 ............... 105 103
Series 2021-P2 , Class C , 1 .60% , 6/10/27 , Callable 12/10/26 @ 100 ............... 8,509 8,458
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,742 2,815
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 11/25/27 @ 100 (a) ............. 2,175 2,246
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,776 2,822
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 12/25/27 @ 100 (a) ............. 3,671 3,743
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 2/25/28 @ 100 (a) .............. 2,716 2,776
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 2,535 2,600
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 1/25/28 @ 100 (a) .............. 3,616 3,628
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 1/25/28 @ 100 (a) .............. 1,610 1,619
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 9/25/28 @ 100 (a) ............. 3,170 3,209
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 12/25/28 @ 100 (a) ............. 1,865 1,860
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 826 826
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 936 937
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,404 1,405
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,858 1,872
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,874 2,894
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 8/15/27 @ 100 (a) .............. 2,545 2,575
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 8/15/27 @ 100 (a) .............. 2,200 2,224
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 11/15/28 @ 100 (a) ............. 781 775
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 11/15/28 @ 100 (a) ............. 548 547

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
3
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. $ 1,602 $ 1,620
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 3,840 3,877
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 546 547
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,724 2,747
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,691 4,788
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 2,643 2,652
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 5,730 5,838
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 5/15/27 @ 100 (a) .............. 3,207 3,247
Series 2026-1A , Class C , 5 .28% , 8/15/36 , Callable 1/15/30 @ 100 (a) .............. 1,780 1,778
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @ 100 (a) ............ 1,436 1,460
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 770 794
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 5/20/26 @ 100 (a) .............. 890 890
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,750 2,758
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 10/20/26 @ 100 (a) ............. 1 1
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 6/20/27 @ 100 (a) .............. 2,349 2,406
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 6/20/27 @ 100 (a) .............. 4 4
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 3,291 3,362
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 3/15/28 @ 100 (a) ............. 597 608
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 7/15/28 @ 100 (a) .............. 1,374 1,393
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 7/15/28 @ 100 (a) ............. 1,212 1,229
Series 2026-1A , Class C , 4 .69% , 10/15/32 , Callable 8/15/29 @ 100 (a) ............. 1,580 1,549
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 2,250 2,223
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500 493
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 2,001
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,460
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 4,111 4,169
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,250 10,398
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,940 11,109
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 4,925 5,075
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 3,710 3,820
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,881 1,925
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @
100 (a) ........................................................... 1,185 1,215
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 5/15/26 @ 100 (a) .............. 1,830 1,817
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 12/15/27 @ 100 (a) ............. 4,446 4,506
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 1,381 1,402
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 12/15/28 @ 100 (a) ............ 2,266 2,263
GM Financial Revolving Receivables Trust , Series 2021-1 , Class C , 1 .67% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 1,388 1,375
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 3,050 3,055
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 2,259 2,296
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 1/15/28 @ 100 (a) .............. 982 997
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 1/15/28 @ 100 (a) .............. 940 963
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 5/15/27 @ 100 (a) ............... 3,276 3,303
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,483
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 1,246 1,249
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 3,038 3,108
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 1,075 1,107
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 2,875 2,902
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 1,112 1,123
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 1,833 1,814

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
4
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class A , 2 .33% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. $ 3,750 $ 3,676
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 2,480 2,424
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,427
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 10/20/27 @ 100 (a) ............. 967 978
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 4/20/28 @ 100 (a) ............. 3,260 3,285
Series 2025-2 , Class B2 , 4 .84% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 10/20/29 @
100 (a) (b) ......................................................... 1,337 1,334
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 8/15/28 @
100 ............................................................. 1,265 1,270
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 980 981
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 2,037 2,051
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 6/15/27 @ 100 (a) .............. 6,756 6,776
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 6/15/27 @ 100 (a) .............. 1,698 1,718
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 8/15/27 @ 100 (a) .............. 4,094 4,108
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 8/15/27 @ 100 (a) ............. 3,794 3,874
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 9/15/27 @ 100 (a) ............. 2,818 2,845
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 9/15/27 @ 100 (a) .............. 3,288 3,352
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 9/15/27 @ 100 (a) .............. 4,696 4,838
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 10/15/27 @ 100 (a) ............. 2,888 2,923
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 12/15/27 @ 100 (a) ............. 2,716 2,750
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 12/15/27 @ 100 (a) ............ 2,716 2,754
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 12/15/27 @ 100 (a) ............ 2,218 2,265
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 2,556 2,546
Series 2025-2A , Class C , 4 .70% , 8/16/32 , Callable 9/15/28 @ 100 (a) .............. 2,406 2,379
Series 2026-1A , Class C , 4 .42% , 8/15/33 , Callable 3/15/29 @ 100 (a) .............. 2,583 2,510
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 2,244 2,253
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 5,014 5,062
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 7,372 7,437
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 1,358 1,378
Series 2025-1A , Class B , 4 .91% , 1/20/39 , Callable 5/20/29 @ 100 (a) .............. 1,037 1,029
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class C , 4 .72% ,
9/25/30 (a) ........................................................ 1,147 1,149
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............ 3,145 3,190
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 10/15/27 @ 100 (a) ............ 5,171 5,408
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 11/15/28 @ 100 (a) ............. 2,907 2,916
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 11/15/28 @ 100 (a) ............ 2,969 2,977
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 5/10/26 @
100 (a) ........................................................... 687 683
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 3,162 3,168
PenFed Auto Receivables Owner Trust , Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable
5/15/26 @ 100 (a) ................................................... 1,382 1,383
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 11/15/27 @ 100 (a) ............. 1,191 1,201
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 11/15/27 @ 100 (a) ............. 503 508
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 11/15/27 @ 100 (a) ............. 2,342 2,374
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 3,208 3,223
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 3,309 3,325
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 3,815 3,837
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 2,280 2,286
Series 2025-A , Class D , 5 .15% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 2,740 2,742
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 76 76
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 2,749 2,773
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,718 1,722
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 10/15/27 @ 100 (a) ............ 1,199 1,224
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 10/15/27 @ 100 (a) ............. 6,570 6,742

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
5
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 10/15/27 @ 100 (a) ............ $ 3,459 $ 3,582
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 2,716 2,754
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 2/15/29 @ 100 (a) .............. 2,681 2,676
Series 2026-1A , Class C , 5 .14% , 9/15/32 , Callable 4/15/30 @ 100 (a) .............. 24 24
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 737 742
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 871 879
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 1,377 1,390
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 1,722 1,722
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 2,541 2,591
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,841 1,871
Series 2026-1A , Class C , 4 .46% , 11/21/33 , Callable 12/20/29 @ 100 (a) ............ 2,169 2,128
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @
100 (a) ........................................................... 2,900 2,953
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 854 856
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
3/25/28 @ 100 (a) ................................................... 2,424 2,422
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 785 790
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 1/15/28 @ 100 (a) .............. 1,857 1,868
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 1/15/28 @ 100 (a) ............. 729 731
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 6/15/27 @ 100 (a) .............. 2,509 2,548
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 6/15/27 @ 100 (a) .............. 3,280 3,349
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 2,391 2,363
Westlake Automobile Receivables Trust , Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable
9/15/26 @ 100 (a) ................................................... 962 964
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 488 490
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,819 2,871
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 3,036 3,097
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,425 3,508
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 4,009 4,062
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 2,910 2,928
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 4,524 4,547
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 3,366 3,398
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 3,655 3,679
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 2,370 2,359
439,495
ABS Card (1.1%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 107 110
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 18 18
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ................................ 2,282 2,287
Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ................................ 3,650 3,672
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 5,295 5,316
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 3,029 3,039
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 2,295 2,280
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 6,394 6,446
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,992 2,004
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,463
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 2,233 2,213
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 1,719 1,693
Master Credit Card Trust II ................................................
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 1,646 1,765
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 4,190 4,577
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 27 27
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 10,200 10,079

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
6
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ $ 1,053 $ 1,072
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 2,900 2,939
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 2,702 2,811
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 2,264 2,255
59,066
ABS Other (7.8%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 5/15/26 @ 100 (a) ............. 3,000 2,978
Series 2021-1A , Class B , 2 .48% , 8/15/46 , Callable 5/15/26 @ 100 (a) .............. 1,500 1,487
AMSR Trust ..........................................................
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (c) ............................ 1,800 1,694
Series 2021-SFR1 , Class D , 2 .60% , 6/17/38 (a) (c) ............................ 1,500 1,409
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 8/20/26 @ 100 (a) ............................................ 66 66
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,998 2,030
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 563 578
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 12/20/27 @ 100 (a) ............. 1,638 1,657
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 12/20/27 @ 100 (a) ............. 2,616 2,637
Amur Equipment Finance Receivables XIV LLC , Series 2024-2A , Class C , 5 .38% , 7/21/31 ,
Callable 8/20/28 @ 100 (a) ............................................ 4,527 4,548
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 2,636 2,648
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 2,260 2,235
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 1,506 1,478
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 1,506 1,484
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 1,890 1,923
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,337 1,366
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 1,018 1,052
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,666 1,701
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 2/13/31 @ 100 (a) .............. 3,969 4,048
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 2/13/31 @ 100 (a) .............. 2,286 2,268
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 7/15/27 @ 100 (a) .............. 1,615 1,619
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 7/15/27 @ 100 (a) .............. 836 845
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 3,183 3,068
Capteris Equipment Finance LLC ...........................................
Series 2026-1A , Class C , 5 .18% , 9/20/33 , Callable 6/20/30 @ 100 (a) .............. 2,133 2,091
Series 2026-1A , Class D , 5 .57% , 9/20/33 , Callable 6/20/30 @ 100 (a) .............. 2,133 2,117
CARS-DB5 LP , Series 2021-1A , Class A2 , 2 .28% , 8/15/51 , Callable 8/15/28 @ 100 (a) ..... 2,070 1,768
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 3,074 3,083
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 9/14/26 @ 100 (a) ............... 2,493 2,510
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 7/14/27 @ 100 (a) ............... 1,424 1,463
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,212 1,211
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 450 451
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 7/14/29 @ 100 (a) ............... 2,172 2,156
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 602 501
Series 2021-1A , Class B1 , 1 .98% , 3/15/61 (a) ............................... 1,885 1,129
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. 925 922
Series 2026-1A , Class C , 5 .21% , 11/20/34 , Callable 8/20/29 @ 100 (a) ............. 611 608
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 6,182 6,184
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 935 949

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
7
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... $ 53 $ 53
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 11/20/28 @ 100 (a) 613 614
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 4,218 4,094
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 3,893 3,910
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 5/20/26 @
100 (a) ........................................................... 7,451 7,019
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,164 1,166
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 11/22/26 @ 100 (a) .............. 1,237 1,246
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 11/22/26 @ 100 (a) .............. 1,250 1,262
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 925 938
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 4/22/28 @ 100 (a) ............... 3,873 3,852
Series 2026-1A , Class D , 5 .19% , 11/22/32 , Callable 12/22/28 @ 100 (a) ............ 1,944 1,943
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 8,330 8,414
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 3,476 3,545
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 1,566 1,641
Series 2025-2 , Class C , 4 .89% , 4/15/36 , Callable 6/15/29 @ 100 (a) ............... 3,366 3,294
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 6/15/29 @ 100 (a) .............. 1,978 1,962
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 5/20/26 @ 100 (a) .............. 6,000 5,880
Series 2021-1A , Class C , 3 .48% , 4/15/49 , Callable 5/20/26 @ 100 (a) .............. 3,000 2,932
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 5/20/26 @ 100 (a) . 4,418 4,292
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 4/20/29 @ 100 (a) ...... 203 207
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ...... 36 37
DLLMT LLC ..........................................................
Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 4/20/28 @ 100 (a) ............. 15 15
Series 2026-1A , Class A4 , 4 .36% , 9/20/33 , Callable 10/20/29 @ 100 (a) ............ 878 877
FirstKey Homes Trust ....................................................
Series 2021-SFR2 , Class C , 1 .71% , 9/17/38 (a) (c) ............................ 6,512 6,433
Series 2021-SFR2 , Class D , 2 .06% , 9/17/38 (a) (c) ............................ 4,500 4,447
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (c) ........................... 2,327 2,292
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 3,430 3,431
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 3,886 3,888
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 3,174 3,256
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 6,005 6,037
FRTKL , Series 2021-SFR1 , Class D , 2 .17% , 9/17/38 (a) (c) ......................... 1,500 1,481
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 11/20/28 @ 100 (a) ............. 1,538 1,543
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 11/20/28 @ 100 (a) ............. 1,411 1,424
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 11/20/28 @ 100 (a) ............. 1,176 1,172
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 910 920
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 3,430 3,429
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 1/20/27 @ 100 (a) .............. 2,316 2,328
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,259 2,280
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 3,621 3,641
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,940 1,966
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 1,978 1,975
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 4,770 4,752
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 2,430 2,404
Iskandar Enterprise LLC , Series 2026-1A , Class A23 , 5 .54% , 4/17/56 , Callable 4/15/29 @
100 (a) ........................................................... 1,070 1,065
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 3/15/28 @ 100 (a) ............. 5 5
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 63 64
Lightpath Fiber Issuer LLC ................................................
Series 2026-1A , Class A2 , 5 .60% , 3/25/56 , Callable 9/25/29 @ 100 (a) ............. 3,447 3,451
Series 2026-1A , Class B , 5 .89% , 3/25/56 , Callable 9/25/29 @ 100 (a) .............. 3,628 3,618

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
8
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lyra Music Assets Delaware LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... $ 4,631 $ 4,658
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 500 501
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 4/16/29 @ 100 (a) ............. 1,804 1,815
MMAF Equipment Finance LLC ............................................
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 48 49
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 8/13/30 @ 100 (a) .............. 73 74
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 1,602 1,608
MVW LLC , Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 2/20/27 @ 100 (a) ....... 196 189
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 5/20/26 @ 100 (a) ............. 6,097 5,121
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 5/20/26 @ 100 (a) ............. 1,832 1,090
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 1,043 1,052
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 3,049 3,133
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 1,763 1,772
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 3,217 3,216
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 2,860 2,863
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 4,003 4,030
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 2/15/30 @ 100 (a) ............... 2,175 2,134
NP SPE X LP ..........................................................
Series 2019-2A , Class A2 , 3 .10% , 11/19/49 (a) .............................. 1,312 1,157
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) .............................. 2,035 1,664
Oaktree ABF Equipment ST LLC , Series 2026-1A , Class C , 5 .31% , 10/17/33 , Callable
10/15/28 @ 100 (a) .................................................. 546 543
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 5/14/26
@ 100 (a) ......................................................... 3,596 3,617
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 3,629 3,662
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 3,315 3,346
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 2,601 2,620
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 9/20/29 @ 100 (a) .............. 5,143 5,089
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 1,139 1,146
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 461 467
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 1/15/28 @ 100 (a) .............. 948 954
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 1/15/28 @ 100 (a) .............. 2,254 2,253
Progress Residential Trust .................................................
Series 2021-SFR3 , Class D , 2 .29% , 5/17/26 (a) (c) ............................ 2,000 1,996
Series 2021-SFR5 , Class D , 2 .11% , 7/17/38 (a) (c) ............................ 2,000 1,988
Series 2021-SFR6 , Class D , 2 .23% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 3,000 2,982
Series 2021-SFR7 , Class B , 1 .94% , 8/17/40 (a) (c) ............................ 3,250 3,044
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 5,195 5,096
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 1,400 1,370
SCF Equipment Leasing LLC , Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 2/20/29 @
100 (a) ........................................................... 536 538
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 5,955 6,010
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 4,440 4,440
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............. 3,001 3,009
Sotheby's Artfi Master Trust , Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @
100 (a) ........................................................... 1,866 1,860
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... 1,762 1,701
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 11,868 11,911
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 4,281 4,154
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (c) .......... 1,800 1,794
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (c) ........ 2,277 2,238

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
9
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Trinity Rail Leasing LLC .................................................
Series 2021-1A , Class A , 2 .26% , 7/19/51 , Callable 5/19/26 @ 100 (a) .............. $ 803 $ 756
Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 5/21/26 @ 100 (a) .............. 2,187 2,146
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,134 4,191
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,642 1,666
Series 2025-1A , Class C , 9 .02% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 2,000 2,082
Vantage Data Centers LLC ................................................
Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 5/15/26 @ 100 (a) ............. 9,000 8,617
Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @ 100 (a) ............. 2,389 2,339
VB-S1 Issuer LLC ......................................................
Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) ............. 2,104 2,057
Series 2026-1A , Class D , 5 .19% , 3/15/56 , Callable 3/15/29 @ 100 (a) .............. 1,812 1,793
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 4,500 4,091
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 5/15/26 @ 100 (a) .............. 5,263 5,192
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 5/15/26 @ 100 (a) .............. 7,500 7,438
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 3,151 3,177
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 2,846 2,891
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 93 95
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 497 503
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 1,077 1,097
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,512 1,533
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 793 803
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 661 672
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 819 848
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 1,052 1,058
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 2,290 2,288
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 489 501
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 3,866 3,912
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,145 1,157
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 814 815
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 6,425 6,424
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 3,113 3,124
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 1,845 1,825
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 7,427 7,537
Volvo Financial Equipment LLC , Series 2026-1A , Class A4 , 4 .04% , 1/17/33 , Callable 11/15/29
@ 100 (a) ......................................................... 1,439 1,423
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,447 1,464
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 9/20/28 @ 100 (a) .............. 1,189 1,172
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 9/20/28 @ 100 (a) .............. 3,813 3,799
Yamaha Motor Master Trust II , Series 2026-A , Class C , 4 .89% , 4/15/31 , Callable 4/15/29 @
100 (a) ........................................................... 915 912
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 3,481 3,506
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 2,593 2,610
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 2,560 2,599
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,522 1,555
Series 2026-1A , Class B , 6 .04% , 4/20/56 , Callable 10/20/29 @ 100 (a) ............. 2,140 2,136
416,215
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 4 .48% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 7/25/26 @ 100 (b) 253 244
Series 2012-6 , Class B , 4 .76% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 4/25/30 @ 100 (b) 2,500 2,370
2,614
Total Asset-Backed Securities (Cost $915,843)
a
a
a
917,390

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
10
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (1.8%)
Cash Flow CLO (1.8%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class A2R , 5 .28% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... $ 4,197 $ 4,205
Series 2022-1A , Class BR , 5 .38% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 3,997 4,004
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 5 .47% ( TSFR3M + 180 bps ) , 4/15/37 , Callable
7/15/26 @ 100 (a) (b) ................................................. 2,767 2,769
720 East CLO Ltd. , Series 2023-2A , Class A2R , 5 .12% ( TSFR3M + 145 bps ) , 10/15/38 , Callable
10/15/27 @ 100 (a) (b) ................................................ 2,531 2,520
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .08% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 7/20/26 @ 100 (a) (b) .......................................... 2,587 2,588
AIMCO CLO Ltd. , Series 2022-17A , Class XR , 4 .81% ( TSFR3M + 115 bps ) , 7/20/37 , Callable
7/22/26 @ 100 (a) (b) ................................................. 2,338 2,338
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B , 5 .17% ( TSFR3M + 150 bps ) , 10/25/38 ,
Callable 10/25/27 @ 100 (a) (b) ......................................... 1,900 1,901
Barings CLO Ltd. ......................................................
Series 2025-5A , Class A1 , 4 .94% ( TSFR3M + 127 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 3,960 3,973
Series 2025-5A , Class A2 , 5 .17% ( TSFR3M + 150 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 1,636 1,637
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 7/24/26 @
100 (a) ........................................................... 3,750 3,745
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .27% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 2,169 2,173
Series 2021-93A , Class XR , 4 .82% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 2,674 2,674
Series 2022-113A , Class BR3 , 5 .12% ( TSFR3M + 145 bps ) , 10/15/37 , Callable 10/15/26 @
100 (a) (b) ......................................................... 3,202 3,202
Series 2022-97A , Class A2R , 5 .15% ( TSFR3M + 147 bps ) , 10/20/38 , Callable 10/20/27 @
100 (a) (b) ......................................................... 4,321 4,322
Series 2024-121A , Class B , 5 .37% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (b) ......................................................... 4,420 4,429
Mountain View CLO Ltd. , Series 2013-1A , Class CRR , 6 .13% ( TSFR3M + 246 bps ) , 10/12/30 ,
Callable 7/12/26 @ 100 (a) (b) .......................................... 4,000 4,025
NGC Ltd. , Series 2024-1A , Class X , 4 .83% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... 2,480 2,480
OCP CLO Ltd. .........................................................
Series 2020-8RA , Class B2R2 , 5 .10% , 10/17/38 , Callable 10/17/27 @ 100 (a) ........ 3,325 3,281
Series 2021-23A , Class B2R2 , 5 .19% , 1/17/39 , Callable 1/17/28 @ 100 (a) .......... 4,667 4,675
Series 2024-31A , Class B2R , 5 .03% , 4/20/39 , Callable 4/20/28 @ 100 (a) ........... 5,775 5,708
Series 2025-48A , Class B2 , 5 .06% , 12/15/38 , Callable 1/15/28 @ 100 (a) ........... 7,552 7,524
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 6 .41% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
7/18/26 @ 100 (a) (b) ................................................. 5,000 4,999
Venture CLO Ltd. ......................................................
Series 2022-45A , Class A2FR , 4 .94% , 7/20/35 , Callable 1/20/27 @ 100 (a) .......... 3,450 3,408
Series 2022-45A , Class A2NR , 5 .23% ( TSFR3M + 155 bps ) , 7/20/35 , Callable 1/20/27 @
100 (a) (b) ......................................................... 6,378 6,376
Series 2023-47A , Class AJR , 5 .43% ( TSFR3M + 175 bps ) , 4/20/36 , Callable 7/20/26 @
100 (a) (b) ......................................................... 2,349 2,351
Series 2023-48A , Class BR , 5 .43% ( TSFR3M + 175 bps ) , 10/20/36 , Callable 1/20/27 @
100 (a) (b) ......................................................... 2,485 2,487
Series 2024-49A , Class X , 5 .03% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... 1,288 1,288
Series 2024-50A , Class X , 4 .93% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (b) ......................................................... 2,535 2,536
97,618
Total Collateralized Loan Obligations (Cost $97,706)
a
a
a
97,618

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
11
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (9.7%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5522 , Class BF , 4 .70% ( SOFR30A + 105 bps ) , 3/25/55 (b) .................. $ 6,892 $ 6,928
Series 5525 , Class FA , 4 .85% ( SOFR30A + 120 bps ) , 4/25/55 (b) .................. 1,168 1,175
Series 5527 , Class FC , 4 .85% ( SOFR30A + 120 bps ) , 9/25/54 (b) .................. 1,356 1,364
9,467
Agency CMO Other (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,734 2,766
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 5,114 5,087
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 9,257 9,319
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 4,056 4,065
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,451 1,463
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 583 586
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 9,026 9,072
Series 2025-55 , Class AC , 4 .50% , 4/25/53 ................................. 4,532 4,496
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 7,420 5,709
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,229 1,956
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,249 3,287
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 2,086 2,099
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 2,292 2,310
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 4,230 3,885
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 2,005 1,991
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 933 935
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 3,766 3,765
62,791
Agency Commercial MBS (1.7%):
Federal Home Loan Mortgage Corporation .....................................
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,065 4,534
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 164 147
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 20,137 18,192
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 7,631 7,022
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 10,994 10,156
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 13,418 12,746
Series K-159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 17,895 17,851
Series K-172 , Class A2 , 4 .58% , 8/25/35 (d) ................................. 7,073 7,029
Series K536 , Class AS , 4 .15% ( SOFR30A + 50 bps ) , 11/25/29 (b) .................. 3,428 3,432
Federal National Mortgage Association .......................................
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ............................... 1,822 1,806
Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ................................ 5,131 4,660
87,575
Commercial MBS (6.6%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .40% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 3,515 3,529
Series 2025-OANA , Class C , 5 .75% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 715 718
Series 2025-OANA , Class D , 6 .75% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 1,005 1,007
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .23% , 8/11/42 (a) (c) (d) .......................... 3,768 3,781
Series 2025-1301 , Class B , 5 .48% , 8/11/42 (a) (c) (d) .......................... 2,394 2,395
Series 2025-1301 , Class C , 5 .83% , 8/11/42 (a) (c) (d) .......................... 5,527 5,531
Series 2025-1345 , Class A , 5 .25% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) ............ 1,547 1,548
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class C , 3 .72% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) .......... 1,500 1,403
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 5,150 4,479
ARES Commercial Mortgage Trust , Series 2026-GCP , Class B , 5 .15% ( TSFR1M + 150 bps ) ,
2/15/43 (a) (b) (c) .................................................... 434 434
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class B , 5 .75% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 2,037 2,023
Series 2025-ATRM , Class D , 6 .95% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 3,489 3,449

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
12
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-ATRM , Class F , 9 .15% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... $ 2,000 $ 1,959
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (c) (d) ........................... 1,450 1,431
Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) (d) ........................... 1,310 1,276
BAMLL Commercial Mortgage Securities Trust , Series 2025-HYT , Class B , 5 .56%
( TSFR1M + 190 bps ) , 12/15/42 (a) (b) (c) .................................... 765 767
BANK , Series 2017-BNK4 , Class AS , 3 .78% , 5/15/50 , Callable 4/15/27 @ 100 .......... 5,000 4,909
BBCCRE Trust , Series 2015-GTP , Class A , 3 .97% , 8/10/33 , Callable 5/10/26 @ 100 (a) (c) ... 5,935 5,385
Benchmark Mortgage Trust ................................................
Series 2021-B25 , Class 300D , 3 .09% , 4/15/54 , Callable 4/15/31 @ 100 (a) (d) ........ 2,417 1,423
Series 2022-B36 , Class XA , 0 .81% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 40,441 1,489
BFLD Commercial Mortgage Trust , Series 2025-5MW , Class A , 4 .83% , 10/10/42 (a) (c) (d) ... 500 496
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .85% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 2,449 2,445
BOS Trust , Series 2026-LYRK , Class A , 5 .22% , 5/11/41 (a) (c) (d) ..................... 712 708
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .55% , 6/15/44 (a) (c) (d) ..... 1,345 1,369
BX Commercial Mortgage Trust ............................................
Series 2025-COPT , Class B , 5 .85% ( TSFR1M + 220 bps ) , 8/15/42 (a) (b) (c) ........... 6 6
Series 2026-ALOHA , Class C , 5 .40% ( TSFR1M + 170 bps ) , 4/15/43 (a) (b) (c) ......... 2,295 2,296
Series 2026-CSMO , Class A , 5 .05% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) .......... 6,790 6,793
Series 2026-VLT9 , Class A , 5 .35% ( TSFR1M + 170 bps ) , 3/15/45 (a) (b) (c) ........... 2,148 2,143
BX Mortgage Trust , Series 2021-PAC , Class B , 4 .67% ( TSFR1M + 101 bps ) , 10/15/36 (a) (b) (c) 3,250 3,243
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (c) ............................ 2,111 2,109
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 3,000 2,975
Series 2022-CLS , Class C , 6 .79% , 10/13/27 (a) (c) ............................ 2,500 2,419
Series 2025-ARIA , Class A , 5 .20% , 12/13/42 (a) (c) (d) ......................... 3,427 3,447
Series 2025-GW , Class A , 5 .26% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 3,299 3,301
Series 2025-GW , Class B , 5 .51% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 4,124 4,126
Series 2025-GW , Class C , 5 .76% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ 2,474 2,474
Series 2025-GW , Class D , 6 .41% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 2,049 2,050
Series 2025-ROIC , Class A , 4 .80% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 2,610 2,604
Series 2025-ROIC , Class B , 5 .05% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 2,980 2,970
Series 2025-VOLT , Class A , 5 .35% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... 2,260 2,257
Series 2025-VOLT , Class B , 5 .75% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 5,554 5,542
Series 2025-VOLT , Class C , 6 .00% ( TSFR1M + 235 bps ) , 12/15/44 (a) (b) (c) .......... 3,586 3,573
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (c) ............................ 4,964 4,325
Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (c) (d) .......................... 5,545 4,786
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (c) (d) .......................... 3,750 3,156
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) (d) .......................... 5,750 4,652
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) (c) ................................................ 2,000 1,745
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 1,075 916
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 3,622 3,775
Series 2024-277P , Class B , 7 .23% , 8/10/44 (a) (c) (d) .......................... 453 477
CRSNT Trust , Series 2026-MOON , Class A , 5 .05% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) ... 3,109 3,099
CSMC Trust ..........................................................
Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ........................... 1,950 1,831
Series 2019-UVIL , Class C , 3 .39% , 12/15/41 (a) (c) (d) ......................... 5,000 4,639
Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (c) ......... 2,500 2,115
DBC Mortgage Trust , Series 2025-DBC , Class A , 5 .01% ( TSFR1M + 135 bps ) , 11/15/42 ,
Callable 11/15/27 @ 100 (a) (b) (c) ....................................... 2,801 2,801
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 2/10/29 @ 100 ............... 43 42
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .40% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,747 2,746
GFH Mortgage Trust , Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ................. 1,850 1,839
GGP , Series 2026-TY , Class B , 5 .06% , 3/5/43 (a) (c) (d) ............................ 5,063 4,930
GS Mortgage Securities Trust ..............................................
Series 2019-GSA1 , Class A4 , 3 .05% , 11/10/52 , Callable 11/10/29 @ 100 ........... 4,000 3,795

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
13
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2019-GSA1 , Class AS , 3 .34% , 11/10/52 , Callable 11/10/29 @ 100 ........... $ 5,000 $ 4,707
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ............................ 2,286 2,276
Series 2016-HHV , Class B , 4 .33% , 11/5/38 (a) (c) (d) .......................... 4,650 4,641
Series 2016-HHV , Class C , 4 .33% , 11/5/38 (a) (c) (d) .......................... 1,873 1,868
Series 2016-HHV , Class D , 4 .33% , 11/5/38 (a) (c) (d) .......................... 1,866 1,858
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .64% , 2/5/45 (a) (c) (d) ......... 1,731 1,767
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 12,552 12,481
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (c) ............................ 1,906 1,812
Series 2019-30HY , Class D , 3 .56% , 7/10/39 (a) (c) (d) .......................... 4,947 4,574
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (c) (d) ......................... 7,369 6,908
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (c) (d) .......................... 7,119 7,278
Series 2025-SPRL , Class B , 5 .95% , 1/13/40 (a) (c) (d) .......................... 2,624 2,683
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .50% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 8,466 8,469
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .95% , 3/15/32 (a) (c) (d) .... 2,500 2,249
INT Commercial Mortgage Trust , Series 2025-PLAZA , Class A , 5 .04% , 11/5/37 (a) (c) (d) ... 1,239 1,236
IRV Trust , Series 2025-200P , Class A , 5 .47% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 4,904 4,937
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10 , Class C , 4 .24% , 12/15/47 , Callable 12/15/26 @ 100 (d) ........... 523 509
Series 2019-OSB , Class A , 3 .40% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) ............ 5,000 4,725
Series 2019-OSB , Class C , 3 .75% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) (d) .......... 2,436 2,239
Series 2019-OSB , Class D , 3 .91% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) (d) .......... 2,000 1,823
Series 2021-2NU , Class D , 2 .15% , 1/5/40 (a) (c) ............................. 2,700 2,179
Series 2021-2NU , Class XA , 0 .15% , 1/5/40 (a) (c) (d) .......................... 226,300 285
Jackson Park Trust ......................................................
Series 2019-LIC , Class A , 2 .77% , 10/14/39 (a) (c) ............................ 5,000 4,575
Series 2019-LIC , Class C , 3 .13% , 10/14/39 (a) (c) (d) .......................... 5,000 4,537
JW Commercial Mortgage Trust ............................................
Series 2024-MRCO , Class A , 5 .28% ( TSFR1M + 162 bps ) , 6/15/39 (a) (b) (c) .......... 2,716 2,716
Series 2026-MRCO , Class A , 5 .15% ( TSFR1M + 150 bps ) , 6/15/39 (a) (b) (c) .......... 1,137 1,135
LBA Trust , Series 2024-7IND , Class B , 5 .40% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 1,463 1,462
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (c) (d) ....................................................... 4,351 4,334
LEX Trust , Series 2026-450 , Class A , 5 .00% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (c) ........ 2,054 2,051
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .91% , 10/15/42 (a) (c) (d) .. 4,697 4,670
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 10,274 9,920
Series 2020-1MW , Class B , 2 .41% , 9/10/39 (a) (c) (d) .......................... 8,081 7,808
Series 2020-1MW , Class C , 2 .41% , 9/10/39 (a) (c) (d) .......................... 5,000 4,812
Series 2020-1MW , Class D , 2 .41% , 9/10/39 (a) (c) (d) .......................... 6,475 6,200
MHP , Series 2022-MHIL , Class D , 5 .27% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 2,000 1,999
MILE Trust , Series 2025-STNE , Class C , 5 .75% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 1,841 1,833
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .90% , 11/9/43 (a) (c) ........ 2,750 2,309
NYC Commercial Mortgage Trust ...........................................
Series 2025-300P , Class A , 4 .88% , 7/13/42 (a) (c) (d) .......................... 315 313
Series 2025-300P , Class B , 5 .18% , 7/13/42 (a) (c) (d) .......................... 2,022 2,015
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 14,674 13,579
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .20% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (c) .................................................... 3,000 3,001
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (c) ..................... 2,357 2,390
SHOPS Commercial Mortgage Trust , Series 2026-CSTL , Class B , 5 .22% , 5/15/39 (a) (c) (d) .. 2,800 2,786
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .10% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 4,487 4,483
Series 2024-LXRY , Class C , 6 .60% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 2,022 2,018
SLG Office Trust .......................................................
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (c) ............................ 4,000 3,542
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (c) ............................ 4,000 3,538
Series 2026-OMA , Class B , 5 .16% , 4/15/41 (a) (c) (d) .......................... 4,033 4,045
SREIT Trust , Series 2021-MFP2 , Class D , 5 .34% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .... 1,000 1,000
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .10% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 2,211 2,191

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
14
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Commercial Mortgage Trust ......................................
Series 2018-AUS , Class A , 4 .19% , 8/17/36 (a) (c) (d) .......................... $ 4,200 $ 4,109
Series 2020-C56 , Class AS , 3 .11% , 6/15/53 , Callable 4/15/30 @ 100 .............. 2,000 1,829
Series 2025-HI , Class A , 5 .35% ( TSFR1M + 169 bps ) , 10/15/42 (a) (b) (c) ............. 520 520
353,175
Private CMO Floating (0.0%):(f)
Structured Asset Mortgage Investments II Trust , Series 2005-AR5 , Class B1 , 4 .53%
( TSFR1M + 86 bps ) , 7/19/35 , Callable 5/19/26 @ 100 (b) ........................ 239 229
Total Collateralized Mortgage Obligations (Cost $524,327)
a
a
a
513,237
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc. , Series 2 , 7 .10% (g) .............................................. 400,000 10,124
Financials (0.1%):
Citigroup Capital XIII , 10 .30% ( TSFR3M + 663 bps ) , 10/30/40 (b) ..................... 87,500 2,572
U.S. Bancorp , Series A , 4 .95% ( TSFR3M + 128 bps ) (b) (g) (h) ........................ 5,000 3,929
6,501
Total Preferred Stocks (Cost $15,932)
a
a
a
16,625
Principal Amount
(000)
Senior Secured Loans (1.7%)
Communication Services (0.1%):
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien , 3/24/33 (i) .................... $ 2,100 2,100
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien , 6 .65% ( SOFR01M + 300 bps ) ,
3/11/30 (b) ........................................................ 1,295 1,292
3,392
Consumer Discretionary (0.6%):
Academy, Ltd., Refinancing Term Loans, First Lien , 7 .40% ( SOFR01M + 375 bps ) , 11/8/27 (b) . 106 106
Alterra Mountain Co., Series B-9 Term Loan, First Lien , 6 .15% ( SOFR01M + 250 bps ) ,
8/17/28 (b) ........................................................ 342 342
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 10 .66%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 5,471 5,456
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .41% ( SOFR03M + 175 bps ) , 2/5/29 (b) 825 830
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 5 .40%
( SOFR01M + 175 bps ) , 9/19/31 (b) ........................................ 4,753 4,749
Charter Communications Operating LLC, Term Loan B-5, First Lien , 5 .94%
( SOFR03M + 225 bps ) , 12/15/31 (b) ....................................... 4,617 4,612
DK Crown Holdings, Inc., Term B Loans, First Lien , 5 .41% ( SOFR01M + 175 bps ) , 3/4/32 (b) . 990 991
Flutter Entertainment PLC, 2024 Refinancing Term B Loan , 5 .45% ( SOFR03M + 175 bps ) ,
11/29/30 (b) ....................................................... 1,862 1,855
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien , 5 .40%
( SOFR01M + 175 bps ) , 9/22/32 (b) ........................................ 3,291 3,314
Great Outdoors Group LLC, Term B-3 Loan, First Lien , 6 .90% ( SOFR01M + 325 bps ) ,
1/23/32 (b) ........................................................ 292 293
Light and Wonder International, Inc., Term Loan B-3, First Lien , 5 .65% ( SOFR01M + 200 bps ) ,
4/16/29 (b) ........................................................ 965 965
Petco Health and Wellness Company, Inc., 2026 Term Loan, First Lien , 7 .95%
( SOFR03M + 425 bps ) , 2/3/31 (b) ......................................... 5,135 5,095
PetSmart LLC, Initial Term Loan, First Lien , 7 .65% ( SOFR01M + 400 bps ) , 8/18/32 (b) ...... 3,057 3,066
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien , 9 .41% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ 1,437 1,443
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien , 6 .40% ( SOFR01M + 275 bps ) ,
3/18/30 (b) ........................................................ 172 173
33,290
Consumer Staples (0.1%):
Reynolds Consumer Products LLC, New Term Loan, First Lien , 5 .40% ( SOFR01M + 175 bps ) ,
3/4/32 (b) ......................................................... 1,588 1,594
TKC Holdings, Inc., 2026 Term Loan, First Lien , 8 .17% ( SOFR01M + 450 bps ) , 8/12/30 (b) ... 1,622 1,612

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
15
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
US Foods, Inc., Replacement B 2024 Term Loan, First Lien , 5 .40% ( SOFR01M + 175 bps ) ,
10/3/31 (b) ........................................................ $ 2,419 $ 2,438
5,644
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien , 5 .41% ( SOFR01M + 175 bps ) , 2/11/30 (b) ...... 2,376 2,378
Murphy USA, Inc., Tranche B Term Loan, First Lien , 5 .41% ( SOFR01M + 175 bps ) , 4/7/32 (b) . 746 751
3,129
Financials (0.6%):
Acrisure LLC, Term B6, First Lien , 6 .65% ( SOFR01M + 300 bps ) , 11/6/30 (b) ............. 1,247 1,225
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .45%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 76 75
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .37%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 1,555 1,533
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 5 .43% ( SOFR03M + 175 bps ) ,
10/15/31 (b) ....................................................... 4,132 4,132
Asplundh Tree Expert LLC, Term Loan B, First Lien , 5 .40% ( SOFR01M + 175 bps ) , 5/23/31 (b) 582 585
Broadstreet Partners, Inc., 2024 Term B Loans, First Lien , 6 .15% ( SOFR01M + 250 bps ) ,
6/16/31 (b) ........................................................ 983 977
Chicago US Midco III, LP, Closing Date Term Loans, First Lien , 6 .15% ( SOFR01M + 250 bps ) ,
10/29/32 (b) ....................................................... 1,274 1,275
Chicago US Midco III, LP, Delayed Draw Term Loan Commitment, First Lien , 10/9/32 (i) (j) . 197 197
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .16%
( SOFR03M + 250 bps ) , 11/8/32 (b) ........................................ 2,676 2,684
Colossus Acquireco LLC, Initial Term Loan, First Lien , 5 .38% ( SOFRDAILY + 175 bps ) ,
7/30/32 (b) ........................................................ 1,493 1,492
Edelman Financial Engines Center LLC, Term Loan B, First Lien , 11/28/31 (i) ........... 2,000 2,000
EP Wealth Advisors, LLC, Closing Date Term Loans, First Lien , 6 .70% ( SOFR03M + 300 bps ) ,
10/18/32 (b) ....................................................... 500 501
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 6 .90% ( SOFR01M + 325 bps ) ,
1/29/29 (b) ........................................................ 470 466
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .19% ( SOFR03M + 350 bps ) ,
6/30/31 (b) ........................................................ 887 890
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 6 .65%
( SOFR01M + 300 bps ) , 7/2/31 (b) ......................................... 1,793 1,765
Ryan Specialty Group LLC, Term Loan B1, First Lien , 5 .65% ( SOFR01M + 200 bps ) , 9/15/31 (b) 494 495
SGH2 LLC, Initial Term Loan, First Lien , 8 .20% ( SOFR03M + 450 bps ) , 8/18/32 (b) ........ 403 400
Sword Purchaser LLC, Initial Dollar Term Loans, First Lien , 7 .65% ( SOFR01M + 400 bps ) ,
4/11/33 (b) ........................................................ 1,400 1,357
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 6 .90%
( SOFR01M + 325 bps ) , 6/17/32 (b) ........................................ 499 474
Truist Insurance Holdings LLC, Term Loan B, First Lien , 6 .45% ( SOFR03M + 275 bps ) ,
5/6/31 (b) ......................................................... 563 559
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien , 7 .95% ( SOFR03M + 425 bps ) ,
7/1/32 (b) ......................................................... 8,136 8,132
31,214
Industrials (0.1%):
Advanced Drainage Systems, Inc., Initial Term Loan, First Lien , 5 .29% ( SOFR01M + 163 bps ) ,
2/28/33 (b) ........................................................ 1,700 1,712
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien , 5 .65% ( SOFR01M + 200 bps ) , 10/1/31 (b) 1,129 1,131
Formula One Management Limited, Facility B , 5 .45% ( SOFR03M + 175 bps ) , 9/19/31 (b) .... 1,100 1,101
Janus International Group, LLC, 8th Amendment Term Loan, First Lien , 5 .66%
( SOFR03M + 200 bps ) , 8/5/30 (b) ......................................... 176 176
Knife River Corp., Initial Tranche B Term Loans, First Lien , 5 .67% ( SOFR03M + 200 bps ) ,
3/8/32 (b) ......................................................... 1,708 1,714
5,834
Information Technology (0.1%):
Open Text Corp., Term Loan B, First Lien , 5 .40% ( SOFR01M + 175 bps ) , 1/31/30 (b) ....... 4,172 4,058
Proofpoint, Inc., 2025-B Incremental Term Loan, First Lien , 6 .70% ( SOFR03M + 300 bps ) ,
8/31/28 (b) ........................................................ 464 450
Vista Management Holding, Inc., Initial Term Loans, First Lien , 4/1/31 (i) ............... 2,750 2,723
7,231

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
16
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.0%):(f)
Element Solutions, Inc., Tranche B-3 Term Loan, First Lien , 5 .40% ( SOFR01M + 175 bps ) ,
12/18/30 (b) ....................................................... $ 1,000 $ 1,002
Utilities (0.0%):(f)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .41% ( SOFR01M + 175 bps ) , 4/16/31 (b) 4 4
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .42% ( SOFR03M + 175 bps ) , 4/16/31 (b) 1,582 1,585
1,589
Total Senior Secured Loans (Cost $91,826)
a
a
a
92,325
Corporate Bonds (20.7%)
Communication Services (2.6%):
Alphabet, Inc. , 5 .45% , 11/15/55 , Callable 5/15/55 @ 100 .......................... 1,291 1,234
AMC Global Media, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) .............. 632 652
AT&T, Inc. , 5 .13% , 4/30/36 , Callable 1/30/36 @ 100 ............................. 3,052 2,997
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .85% , 12/1/35 , Callable 9/1/35 @ 100 ................................... 3,703 3,614
3 .50% , 6/1/41 , Callable 12/1/40 @ 100 ................................... 6,394 4,431
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 254 186
Comcast Corp. , 3 .75% , 4/1/40 , Callable 10/1/39 @ 100 ............................ 2,493 2,017
Discovery Global Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .............. 549 394
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 5/15/26 @ 102.94 (a) ................ 9,724 10,031
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 10,796 11,709
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (k) ............................... 14,317 14,534
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 (a) ......................... 21,647 21,647
Lamar Media Corp. , 5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) ................... 91 90
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 1,475 1,303
Meta Platforms, Inc.
6 .20% , 5/15/46 , Callable 11/15/45 @ 100 .................................. 7,104 7,113
5 .63% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 4,546 4,165
Nexstar Media, Inc. , 6 .50% , 9/15/33 , Callable 3/15/29 @ 103.25 (a) ................... 1,810 1,824
Oak-Eagle Acquireco, Inc. , 7 .25% , 7/1/33 , Callable 7/1/29 @ 103.63 (a) ................ 1,508 1,552
Omnicom Group, Inc. , 5 .30% , 6/2/36 , Callable 3/2/36 @ 100 ....................... 4,342 4,193
Paramount Global , 4 .38% , 3/15/43 .......................................... 10,313 6,578
ROBLOX Corp. , 3 .88% , 5/1/30 , Callable 6/4/26 @ 100.97 (a) ....................... 5,515 5,228
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 155 155
T-Mobile USA, Inc.
5 .00% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 2,919 2,858
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 2,285 2,156
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 6 .50% , 2/15/29 , Callable 5/15/26
@ 100 (a) (h) ....................................................... 8,409 8,257
Verizon Communications, Inc. , 5 .88% , 11/30/55 , Callable 5/30/55 @ 100 ............... 3,778 3,647
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 6/4/26 @ 101.94 (a) ................ 15,600 14,715
137,280
Consumer Discretionary (0.4%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 824 844
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 (h) .............. 259 262
D.R. Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 1,731 1,767
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 1,611 1,618
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 121 105
Hyatt Hotels Corp. , 5 .40% , 12/15/35 , Callable 9/15/35 @ 100 ....................... 1,885 1,865
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 84 87
Lowe's Cos., Inc.
4 .85% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 130 127
2 .80% , 9/15/41 , Callable 3/15/41 @ 100 .................................. 8,675 6,110
Marriott International, Inc. , 5 .10% , 5/1/38 , Callable 2/1/38 @ 100 .................... 2,531 2,426
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 2,078 2,095
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 211 209
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) ..... 418 423
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 50 42

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
17
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 6/4/26
@ 101.66 (a) ...................................................... $ 843 $ 710
Sodexo, Inc. , 5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) .......................... 1,166 1,187
TKC Holdings, Inc. , 8 .50% , 8/15/30 , Callable 8/15/27 @ 104.25 (a) ................... 1,692 1,730
Toll Brothers Finance Corp. , 5 .60% , 6/15/35 , Callable 3/15/35 @ 100 (h) ............... 230 236
Volkswagen Group of America Finance LLC , 5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) .. 2,208 2,214
24,057
Consumer Staples (0.9%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,906 1,659
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 602 349
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,928 1,925
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 426 437
Constellation Brands, Inc. , 4 .95% , 11/1/35 , Callable 8/1/35 @ 100 .................... 2,218 2,153
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) (h) ............................ 9,117 9,210
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 3,386 3,296
Kellanova , 4 .50% , 4/1/46 ................................................. 263 224
Keurig Dr. Pepper, Inc. , 5 .15% , 5/15/35 , Callable 2/15/35 @ 100 ..................... 2,978 2,915
Kraft Heinz Foods Co. , 6 .88% , 1/26/39 ....................................... 8,822 9,587
Maple Parent Holdings Corp. , 5 .70% , 3/26/36 , Callable 12/26/35 @ 100 (a) ............. 5,042 5,049
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 3,598 3,627
PepsiCo, Inc. , 2 .63% , 10/21/41 , Callable 4/21/41 @ 100 ........................... 2,169 1,549
Smithfield Foods, Inc. , 2 .63% , 9/13/31 , Callable 6/13/31 @ 100 (a) .................... 2,135 1,884
Sysco Corp. , 4 .95% , 3/25/36 , Callable 12/25/35 @ 100 ............................ 5,387 5,174
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 720 735
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (h) .................. 312 327
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 15 14
50,114
Energy (0.7%):
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 1,060 1,049
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,727 1,506
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 ................ 1,810 1,844
Cheniere Energy, Inc. , 4 .63% , 10/15/28 , Callable 5/15/26 @ 100 ..................... 500 498
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 6/4/26 @ 104.19 (a) ................ 7,682 7,907
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 904 911
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 377 385
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 439 420
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 409 420
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 3,319 3,451
Energy Transfer LP , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ....................... 2,817 2,800
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 1,898 1,916
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 2,159 2,221
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 1,174 1,195
ONEOK, Inc.
5 .40% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 909 908
5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ................................. 702 621
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 6,701 6,856
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 127 130
Venture Global Calcasieu Pass LLC , 6 .00% , 5/1/36 , Callable 11/1/35 @ 100 (a) ........... 2,491 2,505
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 917 932
38,475
Financials (7.0%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 6/4/26 @ 104.13 (a) ................................ 4,505 4,519
6 .00% , 8/1/29 , Callable 6/4/26 @ 101.5 (a) (h) ............................... 7,587 7,211
7 .50% , 11/6/30 , Callable 6/4/26 @ 103.75 (a) ............................... 138 140
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ................................ 6,609 6,513
Affiliated Managers Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 .............. 8,215 8,106
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer , 6 .50% , 10/1/31 , Callable
10/1/27 @ 103.25 (a) ................................................ 4,424 4,462

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
18
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (b) (g) ........... $ 3,340 $ 3,332
American Express Co. , 4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (b) ..... 2,357 2,281
American National Global Funding , 5 .55% , 1/28/30 (a) (h) .......................... 1,536 1,560
Aon Corp. , 6 .25% , 9/30/40 ................................................ 3,362 3,578
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 1,496 1,438
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 1,005 988
Apollo Global Management, Inc. , 5 .70% , 3/30/36 , Callable 12/30/35 @ 100 ............. 2,154 2,161
Arthur J. Gallagher & Co.
5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................................. 2,165 2,144
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 339 314
Athene Global Funding , 2 .67% , 6/7/31 (a) ...................................... 2,000 1,750
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 5,030 5,094
Banc of California , 3 .25% ( TSFR3M + 252 bps ) , 5/1/31 (b) .......................... 2,140 2,130
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 2,050 1,782
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) (h) ............................................... 4,382 3,784
Blackstone Reg Finance Co. LLC , 4 .95% , 2/15/36 , Callable 11/15/35 @ 100 ............ 2,058 1,997
Block Financial LLC
3 .88% , 8/15/30 , Callable 5/15/30 @ 100 .................................. 5,791 5,449
5 .38% , 9/15/32 , Callable 7/15/32 @ 100 .................................. 8,683 8,471
Block, Inc.
6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ................................ 1,450 1,478
6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ................................ 2,523 2,521
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 2,157 2,114
BMW US Capital LLC , 5 .20% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................... 1,743 1,729
Broadstreet Partners Group LLC , 5 .88% , 4/15/29 , Callable 6/4/26 @ 100 (a) ............. 2,104 2,071
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 430 434
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 7,149 7,123
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 ................................. 372 370
Burford Capital Global Finance LLC
6 .25% , 4/15/28 , Callable 6/4/26 @ 100 (a) (h) ............................... 1,362 1,327
7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) (h) ............................ 4,787 3,930
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ... 1,250 1,077
Citadel Securities Global Holdings LLC , 5 .75% , 3/27/36 , Callable 12/27/35 @ 100 (a) ...... 2,200 2,167
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 2,650 2,852
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (b) .................................................. 978 804
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 1,000 994
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (b) ....... 6,476 6,392
ERAC USA Finance LLC , 5 .25% , 4/30/36 , Callable 1/30/36 @ 100 (a) ................. 3,558 3,552
Fifth Third Bancorp , 5 .14% ( SOFR + 124 bps ) , 1/29/37 , Callable 1/29/36 @ 100 (b) (h) ...... 3,651 3,564
Fiserv, Inc.
5 .25% , 8/11/35 , Callable 5/11/35 @ 100 (h) ................................ 5,251 5,121
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 723 547
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 1,467 1,495
Ford Motor Credit Co. LLC , 5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................ 2,531 2,467
Global Payments, Inc.
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 4,801 4,630
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 (h) ................................ 446 413
Hightower Holding LLC
6 .75% , 4/15/29 , Callable 6/4/26 @ 100 (a) ................................. 1,261 1,251
9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) .............................. 568 589
HUB International Ltd. , 7 .38% , 1/31/32 , Callable 1/31/27 @ 103.69 (a) ................ 4,166 4,271
Huntington Bancshares, Inc.
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) .................. 2,646 2,279
5 .61% ( H15T5Y + 135 bps ) , 1/28/41 , Callable 10/28/35 @ 100 (b) ................. 2,192 2,142
Intercontinental Exchange, Inc. , 2 .65% , 9/15/40 , Callable 3/15/40 @ 100 ............... 2,131 1,554
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 4,939 5,075
Janus Henderson US Holdings, Inc. , 5 .45% , 9/10/34 , Callable 6/10/34 @ 100 ............ 1,027 1,031
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 1,771 1,724

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
19
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Jefferies Financial Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 ............... $ 1,109 $ 1,067
JP Morgan Chase & Co. , 5 .19% ( SOFR + 130 bps ) , 2/5/37 , Callable 2/5/36 @ 100 (b) ....... 3,727 3,659
JPMorgan Chase & Co.
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (b) .................... 2,910 2,958
4 .90% ( SOFR + 107 bps ) , 1/22/37 , Callable 1/22/36 @ 100 (b) .................... 2,324 2,265
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 1,557 1,526
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 3,445 3,662
KeyCorp Capital II , 6 .88% , 3/17/29 .......................................... 750 768
KKR & Co., Inc. , 5 .10% , 8/7/35 , Callable 5/7/35 @ 100 (h) ......................... 3,044 2,961
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 4,465 4,631
Loews Corp. , 4 .94% , 4/1/36 , Callable 1/1/36 @ 100 .............................. 2,540 2,480
LPL Holdings, Inc.
5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 1,568 1,566
5 .75% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 1,854 1,865
LSEG US Fin Corp. , 5 .25% , 3/23/36 , Callable 12/23/35 @ 100 (a) .................... 1,583 1,576
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (b) ........ 1,633 1,634
Marsh & McLennan Cos., Inc.
4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 4,249 4,190
4 .75% , 3/15/39 , Callable 9/15/38 @ 100 .................................. 1,456 1,368
5 .40% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 513 478
MassMutual Global Funding II , 5 .05% , 8/26/35 (a) ............................... 9,519 9,401
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 3,431 4,053
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/4/26 @ 104.5 (a) .................. 7,574 5,199
Morgan Stanley
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 1,177 1,019
4 .89% ( SOFR + 131 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 2,262 2,191
5 .07% ( SOFR + 118 bps ) , 1/30/37 , Callable 1/30/36 @ 100 (b) (h) .................. 3,133 3,075
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (b) 3,596 3,590
MSCI, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ............................. 3,638 3,521
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 9,028 8,808
New York Life Global Funding , 5 .35% , 1/23/35 (a) ............................... 5,230 5,336
New York Life Insurance Co. , 6 .75% , 11/15/39 (a) ................................ 1,354 1,506
Northern Trust Corp. , 5 .12% ( H15T5Y + 105 bps ) , 11/19/40 , Callable 11/19/35 @ 100 (b) .... 7,746 7,574
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 2,783 2,826
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 6,306 6,423
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 8,366 8,407
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) ............... 4,787 4,964
Raymond James Financial, Inc. , 4 .90% , 9/11/35 , Callable 6/11/35 @ 100 ............... 2,301 2,244
Rocket Cos., Inc. , 6 .38% , 8/1/33 , Callable 8/1/28 @ 103.19 (a) ....................... 386 391
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 17,879 17,896
Santander Holdings USA, Inc. , 6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) (h) 2,344 2,471
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) ......... 3,588 3,788
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,334 1,186
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 848 890
Sumisho Air Lease Corp. , 5 .50% , 3/24/36 , Callable 12/24/35 @ 100 (a) ................ 2,136 2,115
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 4,632 4,615
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 1,894 1,896
The Bank of New York Mellon Corp.
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 568 575
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (b) .................... 2,668 2,716
The Carlyle Group, Inc. , 5 .05% , 9/19/35 , Callable 6/19/35 @ 100 (h) .................. 3,392 3,285
The Charles Schwab Corp.
4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (g) ....................... 4,435 4,429
4 .91% ( SOFR + 123 bps ) , 11/14/36 , Callable 11/14/35 @ 100 (b) .................. 2,683 2,615
The Goldman Sachs Group, Inc.
5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) .................... 259 269
5 .07% ( SOFR + 119 bps ) , 1/21/37 , Callable 1/21/36 @ 100 (b) .................... 1,472 1,439
The NorthWestern Mutual Life Insurance Co. , 6 .06% , 3/30/40 (a) ..................... 2,132 2,198

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
20
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The PNC Financial Services Group, Inc.
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (b) .................... $ 2,813 $ 2,827
5 .42% ( H15T5Y + 117 bps ) , 1/25/41 , Callable 1/25/36 @ 100 (b) .................. 10,228 10,029
The Western Union Co. , 4 .75% , 6/15/29 , Callable 5/15/29 @ 100 .................... 1,421 1,413
Toyota Motor Credit Corp. , 4 .80% , 1/11/36 .................................... 4,101 4,027
TPG Operating Group II LP
4 .88% , 5/15/31 , Callable 4/15/31 @ 100 .................................. 175 173
5 .38% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 2,559 2,498
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (g) ...................... 1,886 1,898
4 .96% ( SOFR + 140 bps ) , 10/23/36 , Callable 10/23/35 @ 100 , MTN (b) ............. 2,658 2,567
U.S. Bancorp
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) .................... 1,020 1,014
5 .03% ( SOFR + 110 bps ) , 1/26/37 , Callable 1/26/36 @ 100 (b) .................... 3,673 3,614
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 3,437 3,668
Wells Fargo & Co. , 4 .96% ( SOFR + 110 bps ) , 1/23/37 , Callable 1/23/36 @ 100 (b) (h) ....... 3,680 3,584
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 7,268 7,107
374,276
Health Care (2.1%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 1,156 1,131
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 172 169
Amgen, Inc. , 4 .85% , 2/19/36 , Callable 11/19/35 @ 100 ............................ 1,798 1,758
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 6/4/26 @ 101.63 (a) ............... 8,271 7,882
Baxter International, Inc. , 5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................... 2,312 2,272
Bayer US Finance II LLC , 4 .63% , 6/25/38 , Callable 12/25/37 @ 100 (a) ................ 2,000 1,800
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 3,000 2,920
Centene Corp.
4 .63% , 12/15/29 , Callable 6/4/26 @ 101.54 ................................ 6,205 6,049
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 2,060 1,791
CHS/Community Health Systems, Inc. , 4 .75% , 2/15/31 , Callable 5/20/26 @ 102.38 (a) ..... 500 468
CVS Health Corp.
4 .78% , 3/25/38 , Callable 9/25/37 @ 100 .................................. 4,973 4,612
6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (b) ................. 918 951
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (h) .................................. 1,986 1,838
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) .................. 4,847 4,870
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 3,115 3,127
GE HealthCare Technologies, Inc. , 4 .95% , 12/15/35 , Callable 9/15/35 @ 100 ............ 1,397 1,362
HCA, Inc.
5 .30% , 5/15/36 , Callable 2/15/36 @ 100 .................................. 2,131 2,113
5 .13% , 6/15/39 , Callable 12/15/38 @ 100 ................................. 3,829 3,616
5 .70% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 963 894
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 427 402
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 6/4/26 @ 101.31 (a) .................. 32,013 31,863
Organon & Co./Organon Foreign Debt Co-Issuer BV
5 .13% , 4/30/31 , Callable 6/4/26 @ 102.56 (a) ............................... 5,420 5,386
7 .88% , 5/15/34 , Callable 5/15/29 @ 103.94 (a) .............................. 2,949 3,161
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/35 @ 100 ............... 245 252
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 2,381 2,382
Thermo Fisher Scientific, Inc. , 4 .89% , 10/7/37 , Callable 7/7/37 @ 100 ................. 2,210 2,170
Universal Health Services, Inc. , 5 .05% , 10/15/34 , Callable 7/15/34 @ 100 .............. 2,366 2,277
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,445 1,351
Viatris, Inc. , 3 .85% , 6/22/40 , Callable 12/22/39 @ 100 ............................ 3,557 2,727
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................... 5,508 5,431
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,337 1,339
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 2,788 2,775
111,139
Industrials (2.1%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 278 248
Alaska Airlines Pass Through Trust , 4 .80% , 8/15/27 (a) ............................ 3,413 3,412

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
21
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
American Airlines Pass Through Trust
3 .60% , 10/15/29 .................................................... $ 1,134 $ 1,078
5 .65% , 11/11/34 .................................................... 1,624 1,609
5 .75% , 5/10/35 .................................................... 3,553 3,553
5 .25% , 11/10/38 .................................................... 2,131 2,127
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 2,465 2,466
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 6/4/26 @ 100 (a) 3,509 3,466
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) .................... 1,000 1,020
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 6/4/26 @ 101.5 (a) ................. 2,030 1,974
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 910 888
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 3,232 3,197
Carpenter Technology Corp. , 5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ............... 4,955 4,954
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 2,767 2,673
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 1,681 1,619
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 140 141
FedEx Freight Holding Co., Inc. , 5 .25% , 3/15/36 , Callable 12/15/35 @ 100 (a) ........... 768 747
GATX Corp. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ............................ 2,153 2,179
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 1,136 1,107
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) (h) . 401 373
JetBlue Pass Through Trust
7 .75% , 11/15/28 .................................................... 2,392 2,392
2 .75% , 5/15/32 .................................................... 1,225 1,078
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 5,000 5,015
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 3,259 3,279
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,054 1,086
Otis Worldwide Corp.
5 .13% , 9/4/35 , Callable 6/4/35 @ 100 .................................... 392 393
3 .11% , 2/15/40 , Callable 8/15/39 @ 100 .................................. 2,175 1,661
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 (h) .......................... 6,374 6,382
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 100 105
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 177 188
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 589 595
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 6/4/26 @ 101.09 (a) ....... 429 419
RXO, Inc. , 6 .38% , 5/15/31 , Callable 5/15/28 @ 103.19 (a) .......................... 430 427
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 7,268 6,899
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 2,242 2,346
Sumisho Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (b) (g) ....... 458 456
Textron, Inc. , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ........................... 2,152 2,101
The Boeing Co.
6 .88% , 3/15/39 .................................................... 16,085 17,799
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 3,323 3,235
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 852 946
The GEO Group, Inc.
8 .63% , 4/15/29 , Callable 5/15/26 @ 104.31 ................................ 1,420 1,477
10 .25% , 4/15/31 , Callable 4/15/27 @ 105.13 ............................... 1,892 2,031
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,194 1,133
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 3,624 3,595
United Airlines Pass Through Trust
3 .50% , 5/1/28 ..................................................... 1,770 1,727
5 .88% , 2/15/37 .................................................... 1,702 1,709
Verisk Analytics, Inc. , 5 .13% , 3/15/36 , Callable 12/15/35 @ 100 ..................... 978 955
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 3,204 3,252
XPO, Inc. , 6 .25% , 6/1/28 , Callable 5/15/26 @ 103.13 (a) ........................... 83 84
111,596
Information Technology (1.4%):
Broadcom, Inc. , 4 .95% , 1/15/36 , Callable 10/15/35 @ 100 ......................... 657 650
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 292 288
Citadel Finance LLC , 5 .15% , 2/14/31 , Callable 1/14/31 @ 100 (a) .................... 1,675 1,636
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 5/15/26 @ 103.25 (a) ............. 4,126 4,018
Dell International LLC/EMC Corp. , 5 .10% , 2/15/36 , Callable 11/15/35 @ 100 ........... 1,640 1,611
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 1,813 1,785

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
22
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Foundry JV Holdco LLC
6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ............................... $ 862 $ 919
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 1,006 1,069
Intel Corp. , 5 .30% , 5/15/36 , Callable 2/15/36 @ 100 .............................. 2,131 2,122
International Business Machines Corp.
4 .95% , 2/3/36 , Callable 11/3/35 @ 100 ................................... 4,345 4,228
4 .15% , 5/15/39 .................................................... 2,131 1,842
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 269 267
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,858 2,618
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 6,581 5,415
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 3,826 3,205
Qnity Electronics, Inc. , 5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) ................. 2,229 2,253
Rocket Software, Inc. , 9 .00% , 11/28/28 , Callable 5/15/26 @ 102 (a) ................... 6,113 6,074
Roper Technologies, Inc. , 5 .10% , 9/15/35 , Callable 6/15/35 @ 100 ................... 4,668 4,536
Salesforce, Inc.
2 .70% , 7/15/41 , Callable 1/15/41 @ 100 .................................. 9,015 6,150
6 .40% , 3/15/46 , Callable 9/15/45 @ 100 .................................. 8,816 8,807
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 409 409
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 2,307 2,256
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 1 1
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 10,167 9,891
72,050
Materials (1.3%):
Amcor Flexibles North America, Inc.
5 .50% , 3/17/35 , Callable 12/17/34 @ 100 ................................. 472 479
5 .13% , 3/12/36 , Callable 12/12/35 @ 100 (h) ............................... 3,425 3,337
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 ..................... 738 752
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 1,127 1,044
CRH America Finance, Inc.
5 .00% , 2/9/36 , Callable 11/9/35 @ 100 ................................... 4,580 4,505
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 381 377
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 9,195 8,822
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 863 868
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 28,407 20,810
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 851 855
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 (h) ................................. 1,519 1,433
Packaging Corp. of America , 5 .20% , 8/15/35 , Callable 5/15/35 @ 100 ................. 1,000 997
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 1,862 2,060
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (h) ...................... 1,623 1,592
Sword Purchaser LLC , 8 .25% , 4/15/33 , Callable 4/15/29 @ 104.13 (a) ................. 1,116 1,142
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 1,219 1,240
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (h) ............................... 9,225 9,196
5 .25% , 11/15/41 , Callable 5/15/41 @ 100 .................................. 3,552 3,179
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 2,027 2,036
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 1,873 1,908
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 256 249
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .......................... 2,265 2,264
69,145
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 749 742
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 1,435 1,438
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 3,740 3,779
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 52 42
CBRE Services, Inc. , 5 .25% , 6/1/36 , Callable 3/1/36 @ 100 ........................ 4,974 4,887
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 3,747 3,395
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,144 1,165
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 1,020 1,025
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 3/1/36 , Callable 12/1/35 @ 100 .......... 3,621 3,552

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
23
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... $ 406 $ 407
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance) , 5 .02% ,
7/15/28 (a) ........................................................ 116 117
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 1,754 1,755
Public Storage Operating Co. , 5 .00% , 7/1/35 , Callable 4/1/35 @ 100 .................. 2,601 2,590
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 1,203 1,197
SBA Tower Trust
2 .33% , 1/15/28 , Callable 7/15/26 @ 100 (a) ................................ 3,000 2,893
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 2,947 2,993
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 9,035 9,061
2 .59% , 10/15/31 (a) .................................................. 5,000 4,465
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 1,887 1,880
The Howard Hughes Corp.
5 .88% , 3/1/32 , Callable 9/1/28 @ 102.94 (a) ................................ 3,265 3,200
6 .13% , 3/1/34 , Callable 3/1/29 @ 103.06 (a) ................................ 159 156
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 2,821 2,994
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 1,471 1,516
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,145 1,149
56,398
Utilities (1.1%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 261 271
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 2,777 2,779
Centerpoint Energy Restoration Bond Co. III LLC , 4 .86% , 12/15/39 .................. 3,615 3,501
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 2,156 2,138
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 959 938
Constellation Energy Generation LLC , 5 .00% , 2/1/31 , Callable 2/1/27 @ 101.67 (a) ........ 12,947 12,984
Dominion Energy, Inc. , 7 .00% ( H15T5Y + 251 bps ) , 6/1/54 , Callable 3/3/34 @ 100 (b) ....... 2,159 2,298
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 208 218
Duke Energy Carolinas SC Storm Funding LLC , 4 .90% , 3/1/46 ...................... 1,428 1,410
Duke Energy Corp. , 3 .30% , 6/15/41 , Callable 12/15/40 @ 100 ....................... 4,640 3,497
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 2,227 2,280
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 798 806
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 2,960 2,995
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 3,269 3,354
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 ............... 1,978 2,015
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 690 696
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 2,701 2,720
Vistra Operations Co. LLC
7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............................ 3,768 3,952
6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............................. 8,971 9,364
58,216
Total Corporate Bonds (Cost $1,108,394)
a
a
a
1,102,746
Yankee Dollars (5.0%)
Communication Services (0.2%):
Orange SA , 5 .00% , 1/13/36 , Callable 10/13/35 @ 100 (a) ........................... 2,204 2,154
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 722 674
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 4,365 4,766
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (b) ............. 2,745 2,744
10,338
Consumer Discretionary (0.9%):
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 2,153 2,234
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 7,858 7,975
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 650 591
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 2,318 2,267
NCL Corp. Ltd.
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 4,729 4,707
6 .25% , 9/15/33 , Callable 9/15/28 @ 103.13 (a) .............................. 2,664 2,578
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 8,100 8,056

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
24
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Royal Caribbean Cruises Ltd.
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. $ 4,090 $ 4,183
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 4,040 4,101
5 .25% , 2/27/38 , Callable 8/27/37 @ 100 .................................. 2,657 2,540
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 6/4/26 @ 100 (a) ........... 6,152 6,147
45,379
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .08% , 9/29/35 , Callable 6/29/35 @ 100 (a) ............. 2,298 2,271
Bacardi Ltd./Bacardi-Martini B.V. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ........... 121 120
Bacardi-Martini B.V. , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) (h) ................... 3,619 3,696
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 8,601 7,399
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 1,376 1,388
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5 .63% , 3/10/37 , Callable 12/10/36 @ 100 (a) ............................... 2,153 2,147
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 .................................... 897 867
17,888
Energy (0.4%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 314 307
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (b) (g) ........ 142 141
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (a) ...... 3,582 3,815
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 260 268
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) .................. 50 50
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 77 79
Saudi Arabian Oil Co. , 5 .00% , 2/2/36 , Callable 11/2/35 @ 100 (a) .................... 7,468 7,330
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 6,846 7,229
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ 250 265
19,484
Financials (2.2%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 1,200 1,256
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 1,349 1,376
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 5,982 5,962
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (b) ....... 2,818 2,880
Azorra Finance Ltd. , 6 .25% , 2/15/34 , Callable 2/15/29 @ 103.13 (a) ................... 785 755
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 544 559
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 2,200 2,382
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 1,649 1,475
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 1,950 1,822
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (b) ................ 2,602 2,715
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (b) ................ 1,759 1,940
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 1,196 1,294
BNP Paribas SA
2 .87% ( TSFR3M + 139 bps ) , 4/19/32 , Callable 4/19/31 @ 100 (a) (b) ................ 500 454
5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) (h) ................ 510 523
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (b) .............. 3,123 3,265
Brookfield Asset Management Ltd.
5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 4,374 4,267
6 .08% , 9/15/55 , Callable 3/15/55 @ 100 .................................. 1,896 1,874
CI Financial Corp.
7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ................................ 2,263 2,375
3 .20% , 12/17/30 , Callable 9/17/30 @ 100 ................................. 6,521 5,845
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 1,977 2,052
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (b) ......... 2,367 2,362
Fidelis Insurance Holdings Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (b) ........................................................... 4,126 4,356
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 6/4/26 @ 103.19 (a) ............................... 2,471 2,508
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 11,793 11,710

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
25
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7 .25% , 2/15/31 , Callable 2/15/27 @ 103.63 (a) .............................. $ 2,776 $ 2,792
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 8,876 8,478
HSBC Holdings PLC , 6 .80% , 6/1/38 ......................................... 1,000 1,081
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 2,818 2,983
JAB Holdings BV , 3 .75% , 5/28/51 , Callable 11/28/50 @ 100 (a) ...................... 155 105
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 6/4/26 @ 104.25 (a) ............................... 3,562 3,671
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (a) (h) ............................ 4,071 3,820
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 2,741 2,808
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 2,752 2,822
Nationwide Building Society
4 .00% , 9/14/26 (a) .................................................. 1,618 1,614
5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (b) (h) ................ 512 516
Royal Bank of Canada , 5 .15% , 2/1/34 , MTN (h) ................................. 1,035 1,059
Societe Generale SA
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (b) ................ 250 258
5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (b) .................. 2,669 2,624
5 .40% ( SOFR + 160 bps ) , 4/10/37 , Callable 4/10/36 @ 100 (a) (b) (h) ................ 3,712 3,622
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 1,250 936
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 745 740
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 4,722 4,638
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (b) 1,569 1,577
UBS Group AG
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .................. 2,615 2,537
5 .20% ( SOFR + 134 bps ) , 8/10/37 , Callable 8/10/36 @ 100 (a) (b) .................. 2,275 2,230
Westpac Banking Corp. , 4 .11% ( H15T5Y + 200 bps ) , 7/24/34 , Callable 7/24/29 @ 100 (b) .... 1,000 977
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 1,181 1,238
119,133
Industrials (0.4%):
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 3,251 3,197
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (g) .............. 2,641 2,638
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 4,552 4,474
Avianca Midco 2 PLC
9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) .............................. 281 265
9 .50% , 1/28/31 , Callable 1/28/28 @ 104.75 (a) .............................. 1,017 947
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) (h) ....... 684 665
Latam Airlines Group SA , 7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) ................. 2,317 2,352
LG Energy Solution Ltd. , 5 .88% , 4/2/36 (a) ..................................... 2,060 2,062
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 130 133
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/4/26
@ 102.38 (a) (h) .................................................... 1,576 1,594
18,327
Information Technology (0.5%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 27,914 28,549
Materials (0.1%):
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 5,204 5,333
Real Estate (0.0%):(f)
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 80 71
Total Yankee Dollars (Cost $262,823)
a
a
a
264,502
Municipal Bonds (4.6%)
Arizona (0.0%):(f)
City of Phoenix Civic Improvement Corp. Revenue , 1 .84% , 7/1/31 , Continuously Callable
@100 ........................................................... 1,000 881
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 1,500 1,502

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
26
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... $ 8,390 $ 8,560
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... 1,300 1,305
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 1,585 1,553
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @100 ...................... 1,255 1,267
12,685
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C-2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 4,535 4,617
District of Columbia (0.0%):(f)
District of Columbia Revenue , 2 .68% , 4/1/31 ................................... 1,500 1,338
Florida (0.7%):
County of Miami-Dade Aviation Revenue
Series B , 2 .61% , 10/1/32 , Continuously Callable @100 ........................ 1,000 894
Series C , 5 .55% , 10/1/43 , Continuously Callable @100 ........................ 980 989
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 4,010 4,098
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 2,665 2,745
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 635 608
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 26,804 27,947
37,281
Hawaii (0.1%):
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 3,360 3,357
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 3,075 2,991
6,348
Idaho (0.1%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 3,870 3,962
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 1,280 1,292
Series D , 5 .76% , 7/1/40 , Continuously Callable @100 ........................ 695 707
Series E , 5 .44% , 7/1/40 , Continuously Callable @100 ......................... 1,530 1,523
7,484
Illinois (0.3%):
City of Chicago, GO
Series A , 6 .33% , 1/1/33 .............................................. 1,345 1,353
Series D , 5 .90% , 1/1/32 .............................................. 1,875 1,862
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 905 916
Illinois Finance Authority Revenue , 5 .45% , 8/1/38 ............................... 1,500 1,446
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 2,165 2,148
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 3,395 3,348
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 1,760 1,760
12,833
Indiana (0.1%):
Indiana Finance Authority Revenue , Series B , 3 .08% , 9/15/27 ....................... 1,130 1,093
Indiana Housing & Community Development Authority Revenue
Series A-2 , 5 .83% , 7/1/45 , Continuously Callable @100 ....................... 1,170 1,166
Series C-2 , 5 .56% , 7/1/40 , Continuously Callable @100 ....................... 945 947
3,206
Iowa (0.0%):(f)
Iowa Finance Authority Revenue , Series H , 5 .38% , 7/1/39 , Continuously Callable @100 .... 1,180 1,168
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 (h) ............................................ 12,562 12,248
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 512 518
12,766

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
27
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5 .07% , 11/30/34 .................................................... $ 905 $ 916
Series B , 4 .25% , 6/1/29 .............................................. 2,490 2,408
Series B , 4 .35% , 6/1/30 .............................................. 1,330 1,273
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,310
5,907
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue , Series B , 7 .38% , 10/1/35 ......... 1,060 1,087
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @100 ........................................... 8,365 8,529
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 1,985 1,852
Massachusetts State College Building Authority Revenue , Series A , 1 .80% , 5/1/29 , ETM .... 5 4
11,472
Michigan (0.1%):
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 4,485 4,361
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 1,240 1,257
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 2,280 2,362
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 3,590 3,661
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 4,570 4,642
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 6,335 6,251
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 4,410 4,372
22,545
Nebraska (0.0%):(f)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @100 ..................................................... 1,980 1,993
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 3,480 3,327
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 500 524
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 2,260 2,189
6,040
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 3,580 3,595
New Jersey (0.1%):
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 390 407
Series L , 5 .69% , 4/1/35 , Continuously Callable @100 ......................... 445 464
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 420 437
Series N , 5 .85% , 10/1/40 , Continuously Callable @100 ........................ 435 445
South Jersey Transportation Authority Revenue , Series B , 3 .12% , 11/1/26 ............... 450 448
2,201
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond , Series E , 6 .73% ,
11/15/30 ......................................................... 1,090 1,166
New York City Housing Development Corp. Revenue
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 3,620 3,712
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 3,070 3,110
New York City IDA Revenue
2 .34% , 1/1/35 ..................................................... 1,000 787
2 .44% , 1/1/36 ..................................................... 1,250 962
New York City Transitional Finance Authority Future Tax Secured Revenue , Series G-3 ,
5 .11% , 5/1/36 , Continuously Callable @100 ................................ 3,175 3,204
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 ................ 1,490 1,527
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @100 .................................... 1,130 1,134
15,602

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
28
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
North Carolina (0.2%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @100 ... $ 890 $ 906
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 1,810 1,803
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 4,530 4,437
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @100 ...................... 1,100 1,045
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @100 ...................... 3,440 3,504
11,695
Ohio (0.0%):(f)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 905 926
Oregon (0.1%):
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 2,720 2,799
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 895 925
Series B , 5 .62% , 1/1/37 , Continuously Callable @100 ......................... 780 807
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,720 2,757
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 905 909
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 1,610 1,617
Series 149B , 5 .97% , 10/1/40 , Continuously Callable @100 ..................... 1,000 1,027
8,042
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,715 2,744
Series 83-T , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 4,530 4,546
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 3,615 3,408
10,698
South Carolina (0.0%):(f)
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 210 211
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 270 271
482
South Dakota (0.0%):(f)
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @100 ........................................... 525 533
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C , 2 .45% , 8/1/32 , Continuously Callable @100 ......................... 1,500 1,335
Series D , 5 .27% , 7/1/35 .............................................. 1,175 1,229
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @100 ........................ 340 343
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @100 ........................ 2,720 2,769
5,676
Texas (0.2%):
City of Houston Hotel Occupancy Tax & Special Revenue , Series B , 5 .12% , 9/1/41 ,
Continuously Callable @100 ........................................... 750 727
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @100 1,615 1,571
State of Texas, GO , 5 .36% , 10/1/41 , Continuously Callable @100 .................... 2,000 2,034
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 2 .41% , 9/1/31 ,
Continuously Callable @100 ........................................... 1,000 899
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 905 927
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 905 892
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 1,795 1,764
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 365 361
Uptown Development Authority Tax Allocation , Series B , 2 .68% , 9/1/32 , Continuously
Callable @100 ..................................................... 400 358
9,533
Utah (0.0%):(f)
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 505 499

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
29
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... $ 1,480 $ 1,463
1,962
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 4,535 4,586
Series B , 5 .87% , 7/1/40 , Continuously Callable @100 ......................... 910 912
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 4,070 4,006
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 1,590 1,596
11,100
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 1,585 1,620
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 1,810 1,834
3,454
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
Series B , 5 .87% , 9/1/40 , Continuously Callable @100 ......................... 4,125 4,213
Series B , 5 .44% , 9/1/41 , Continuously Callable @100 ......................... 645 634
4,847
Total Municipal Bonds (Cost $247,258)
a
a
a
247,572
U.S. Government Agency Mortgages (20.5%)
Federal Farm Credit Banks Funding Corporation
2 .55% , 12/21/34 .................................................... 4,613 3,898
2 .20% , 9/2/36 ..................................................... 11,023 8,766
5 .60% , 8/5/39 ..................................................... 4,527 4,502
17,166
Federal Home Loan Mortgage Corporation
5 .50% , 4/1/36 - 1/1/55 ............................................... 114,309 115,548
1 .50% , 4/1/37 ..................................................... 5,753 5,154
5 .00% , 2/1/40 - 12/1/55 .............................................. 91,782 91,116
3 .00% , 4/1/40 - 5/1/52 ............................................... 13,388 11,852
5 .10% , 7/1/40 ..................................................... 1,669 1,693
2 .50% , 5/1/42 ..................................................... 11,636 10,346
4 .50% , 11/1/42 - 12/1/55 .............................................. 58,737 57,089
4 .00% , 1/1/43 - 12/1/54 .............................................. 24,734 23,383
3 .50% , 2/1/52 - 12/1/52 .............................................. 16,742 15,266
6 .00% , 8/1/53 - 3/1/55 ............................................... 33,253 34,058
365,505
Federal National Mortgage Association
2 .50% , 7/1/27 - 7/1/52 ............................................... 15,758 13,600
2 .13% , 1/1/34 ..................................................... 4,259 3,640
4 .46% , 4/1/35 ..................................................... 4,477 4,418
1 .50% , 3/1/37 ..................................................... 3,553 3,188
5 .00% , 12/1/37 - 2/1/56 .............................................. 100,542 99,693
4 .00% , 4/1/38 - 2/1/55 ............................................... 46,252 43,767
4 .50% , 11/1/40 - 1/1/56 .............................................. 70,986 68,841
3 .50% , 12/1/42 - 12/1/53 ............................................. 63,526 58,286
5 .50% , 12/1/44 - 12/1/55 ............................................. 131,919 133,429
6 .00% , 7/1/52 - 11/1/54 .............................................. 11,947 12,282
441,144
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 51,419 51,296
2 .50% , 1/20/51 - 9/20/53 ............................................. 34,982 29,796
3 .50% , 2/20/52 - 11/20/52 ............................................. 24,833 22,548
3 .00% , 3/20/52 - 12/20/53 ............................................. 59,622 52,965
4 .00% , 6/20/52 - 5/20/53 ............................................. 22,244 20,976
4 .50% , 8/20/52 - 11/20/53 ............................................. 41,683 40,472
5 .50% , 4/20/53 - 2/20/54 ............................................. 30,757 31,284
6 .00% , 9/20/53 - 10/20/53 ............................................. 9,945 10,215
5 .50% , 1/20/54 .................................................... 3,354 3,402

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
30
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
7 .50% , 10/20/54 .................................................... $ 2,081 $ 2,127
265,081
Total U.S. Government Agency Mortgages (Cost $1,084,664)
a
a
a
1,088,896
U.S. Treasury Obligations (17.5%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 67,012 67,943
5 .00% , 5/15/37 .................................................... 155,825 163,860
4 .38% , 11/15/39 .................................................... 89,451 86,600
1 .13% , 5/15/40 .................................................... 35,000 21,897
4 .75% , 2/15/41 .................................................... 38,000 37,899
2 .38% , 2/15/42 .................................................... 47,275 34,208
3 .25% , 5/15/42 .................................................... 28,000 22,912
3 .88% , 5/15/43 .................................................... 13,204 11,603
4 .38% , 8/15/43 .................................................... 9,163 8,572
4 .75% , 11/15/43 .................................................... 10,675 10,452
4 .63% , 11/15/44 .................................................... 12,864 12,335
2 .50% , 2/15/45 .................................................... 23,500 16,314
4 .75% , 2/15/45 .................................................... 29,204 28,437
4 .63% , 2/15/46 .................................................... 25,822 24,660
1 .25% , 5/15/50 .................................................... 4,535 2,126
2 .88% , 5/15/52 .................................................... 30,000 20,541
3 .63% , 2/15/53 .................................................... 12,487 9,892
3 .63% , 5/15/53 .................................................... 8,454 6,692
4 .13% , 8/15/53 .................................................... 59,674 51,683
4 .75% , 11/15/53 .................................................... 37,597 36,105
4 .25% , 8/15/54 .................................................... 21,867 19,345
4 .63% , 2/15/55 .................................................... 27,139 25,562
4 .63% , 11/15/55 .................................................... 7,688 7,250
4 .75% , 2/15/56 .................................................... 4,973 4,788
U.S. Treasury Notes
3 .88% , 3/31/31 .................................................... 17,794 17,677
4 .63% , 5/31/31 .................................................... 100 103
3 .38% , 5/15/33 .................................................... 88,440 83,949
3 .88% , 8/15/33 .................................................... 207 202
4 .50% , 11/15/33 .................................................... 86,877 88,282
4 .63% , 2/15/35 .................................................... 5,776 5,898
Total U.S. Treasury Obligations (Cost $963,759)
a
a
a
927,787
Repurchase Agreements (0.4%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .63% , purchased on
4/30/26, with a maturity date of 5/1/26, with a repurchase value of $19,002 (collateralized by
U.S. Treasury Notes , 4.25%, due 6/30/31, with an aggregate value of $19,380) ........... $ 19,000 19,000
Total Repurchase Agreements (Cost $19,000)
a
a
a
19,000
Shares
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (l) ........ 15,722,495 15,723
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (l) ............ 15,722,495 15,723
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (l) ................ 15,722,495 15,722
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (l) . 15,722,495 15,722
Total Collateral for Securities Loaned (Cost $62,890)
a
a
a
62,890
Total Investments (Cost $5,394,422) — 100.7% 5,350,588
Liabilities in excess of other assets —  (0.7)% (37,558)
NET ASSETS - 100.00% $ 5,313,030
At April 30, 2026, the Fund's investments in foreign securities were 8.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$2,000,922 (thousands) and amounted to 37.7% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
31
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2026.
(e) Rounds to less than $1 thousand.
(f) Amount represents less than 0.05% of net assets.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) All or a portion of this security is on loan.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2026, the Fund held unfunded or partially unfunded loan commitments of $197 (thousands), which included less than $1
(thousand) unrealized loss.
(k) Up to 6.75% of the coupon may be PIK.
(l) Rate disclosed is the daily yield on April 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of April 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
32
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 1,050 6/18/26 $ 118,710 $ 116,123 $ (2,587)
30-Year U.S. Treasury Bond Futures ..... 1,285 6/18/26 151,071 145,004 (6,067)
5-Year U.S. Treasury Note Futures ....... 380 6/30/26 41,623 40,978 (645)
$ (9,299)
Total unrealized appreciation $ —
Total unrealized depreciation (9,299)
Total net unrealized appreciation (depreciation) $ (9,299)

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory High Income Fund
33
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (2.8%)
ABS Auto (1.8%):
Ally Bank Auto Credit-Linked Notes , Series 2025-B , Class E , 6 .16% , 9/15/33 , Callable 8/15/28
@ 100 (a) ......................................................... $ 823 $ 818
Avis Budget Rental Car Funding AESOP LLC , Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) .. 2,000 2,026
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 375 375
FCCU Auto Receivables Trust , Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 3/15/28 @
100 (a) ........................................................... 1,136 1,169
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,966 1,996
Hertz Vehicle Financing III LLC , Series 2023-3A , Class D , 9 .43% , 2/25/28 (a) ........... 3,000 3,049
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @
100 (a) ........................................................... 2,263 2,279
Merchants Fleet Funding LLC , Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 2/20/27 @
100 (a) ........................................................... 1,673 1,697
Santander Bank Auto Credit-Linked Notes .....................................
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 748 750
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 536 534
SBNA Auto Receivables Trust , Series 2025-SF1 , Class E , 6 .74% , 10/15/31 , Callable 3/15/29 @
100 (a) ........................................................... 1,000 996
Securitized Term Auto Receivables Trust , Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable
2/25/28 @ 100 (a) ................................................... 1,207 1,224
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class C , 6 .81% , 9/26/33 , Callable
3/25/28 @ 100 (a) ................................................... 634 632
17,545
ABS Other (1.0%):
Ansley Park Capital LLC , Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 9/20/30 @ 100 (a) 750 752
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 12/15/27 @ 100 (a) ...... 667 699
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 1,568 1,283
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 333 338
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 1/15/28 @ 100 (a) .............. 706 710
Uniti Fiber ABS Issuer LLC , Series 2025-1A , Class C , 9 .02% , 4/20/55 , Callable 10/20/28 @
100 (a) ........................................................... 1,000 1,041
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 5/15/26 @ 100 (a) .............. 3,000 2,975
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 875 896
Series 2026-1A , Class F , 6 .84% , 3/15/56 , Callable 3/15/29 @ 100 (a) .............. 1,250 1,255
9,949
Total Asset-Backed Securities (Cost $27,243)
a
a
a
27,494
Collateralized Mortgage Obligations (1.2%)
Commercial MBS (1.2%):
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class D , 6 .95% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 989
Series 2025-ATRM , Class F , 9 .15% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 750 735
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) (d) ............... 3,000 2,921
BAHA Trust , Series 2024-MAR , Class C , 7 .77% , 12/10/41 (a) (c) (d) ................... 893 920
BX Trust , Series 2025-GW , Class D , 6 .41% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ......... 1,526 1,527
BXP Trust , Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) (d) ...................... 2,000 1,618
COMM Mortgage Trust , Series 2024-277P , Class B , 7 .23% , 8/10/44 (a) (c) (d) ............ 1,500 1,581
Hudson Yards Mortgage Trust , Series 2025-SPRL , Class D , 6 .55% , 1/13/40 (a) (c) (d) ....... 100 102
Manhattan West Mortgage Trust , Series 2020-1MW , Class D , 2 .41% , 9/10/39 (a) (c) (d) ...... 1,155 1,107
11,500
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass-Through Trust , Series 2004-25 , Class 1A6 , 4 .73% ( TSFR1M + 107 bps ) ,
2/25/35 , Callable 5/25/26 @ 100 (b) ...................................... 41 2
Total Collateralized Mortgage Obligations (Cost $11,067)
a
a
a
11,502

Victory Portfolios III
Victory High Income Fund
34
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (0.6%)
Communication Services (0.3%):
Altice France SA (f) ..................................................... 123,404 $ 2,513
Altice Luxembourg (f) .................................................... 9,159 143
2,656
Consumer Discretionary (0.2%):
Brightstar Lottery PLC ................................................... 150,000 1,969
WW International, Inc. (f) (g) ............................................... 8,436 89
2,058
Energy (0.0%):(e)
Sabine Oil & Gas Holdings, Inc. (f) (h) ........................................ 2,824 1
Real Estate (0.0%):(e)
Crown Castle, Inc. ...................................................... 6,253 555
Utilities (0.1%):
GenOn Energy, Inc. (f) (h) ................................................. 16,168 566
Total Common Stocks (Cost $7,711)
a
a
a
5,836
Preferred Stocks (0.5%)
Consumer Staples (0.5%):
CHS, Inc.
Series 2 , 7 .10% (i) .................................................. 76,204 1,929
Series 1 , 7 .88% (i) .................................................. 87,180 2,278
4,207
Real Estate (0.0%):(e)
Prologis, Inc. , Series Q , 8 .54% (i) ............................................ 5,310 282
Total Preferred Stocks (Cost $4,430)
a
a
a
4,489
Principal Amount
(000)
Senior Secured Loans (6.5%)
Communication Services (0.6%):
Altice France SA, USD Term Loan B-14, First Lien , 10 .55% ( SOFR03M + 688 bps ) , 5/15/31 (b) $ 2,640 2,686
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien , 3/24/33 (j) .................... 900 900
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien , 6 .65% ( SOFR01M + 300 bps ) ,
3/11/30 (b) ........................................................ 2,274 2,269
5,855
Consumer Discretionary (2.4%):
Alterra Mountain Company, Series B-8 Term Loan Commitment, First Lien , 6 .15%
( SOFR01M + 250 bps ) , 5/31/30 (b) ........................................ 486 487
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 10 .66%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 6,639 6,619
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 6 .90% ( SOFR01M + 325 bps ) ,
1/29/29 (b) ........................................................ 205 203
Great Outdoors Group LLC, Term B-3 Loan, First Lien , 6 .90% ( SOFR01M + 325 bps ) ,
1/23/32 (b) ........................................................ 962 967
Metropolis Technologies, Inc., Initial Term Loan, First Lien , 8 .98% ( SOFR06M + 525 bps ) ,
11/3/32 (b) ........................................................ 2,234 2,219
Ontario Gaming GTA LP, Term B Loans, First Lien , 7 .95% ( SOFR03M + 425 bps ) , 8/1/30 (b) .. 1,848 1,750
Petco Health and Wellness Company, Inc., 2026 Term Loan, First Lien , 7 .95%
( SOFR03M + 425 bps ) , 2/3/31 (b) ......................................... 5,345 5,304
PetSmart LLC, Initial Term Loan, First Lien , 7 .65% ( SOFR01M + 400 bps ) , 8/18/32 (b) ...... 2,000 2,006
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien , 9 .41% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ 1,414 1,419
Versant Media Group, Inc., Initial Term Loans, First Lien , 7 .20% ( SOFR03M + 350 bps ) ,
1/30/31 (b) ........................................................ 1,750 1,752
Weight Watchers International, Inc, Initial Term Loan, First Lien , 10 .51%
( SOFR03M + 680 bps ) , 6/24/30 (b) ........................................ 431 279
23,005

Victory Portfolios III
Victory High Income Fund
35
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (0.4%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 5 .91% ( SOFR03M + 225 bps ) ,
8/19/31 (b) ........................................................ $ 1,880 $ 1,887
TKC Holdings, Inc., 2026 Term Loan, First Lien , 8 .17% ( SOFR01M + 450 bps ) , 8/12/30 (b) ... 1,935 1,923
3,810
Energy (0.2%):
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien , 8 .16%
( SOFR03M + 450 bps ) , 11/18/30 (b) ....................................... 1,534 1,473
Financials (2.6%):
1261229 BC Ltd., Initial Term Loan, First Lien , 9 .90% ( SOFR01M + 625 bps ) , 10/8/30 (b) .... 868 844
Acrisure LLC, Term B6, First Lien , 6 .65% ( SOFR01M + 300 bps ) , 11/6/30 (b) ............. 985 968
Amynta Agency Borrower, Inc., 2026 Refinancing Term Loan, First Lien , 6 .15%
( SOFR01M + 250 bps ) , 12/29/31 (b) ....................................... 973 965
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .45%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 23 23
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .37%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 470 463
BCPE Pequod Buyer, Inc., Initial Term Loans, First Lien , 6 .40% ( SOFR01M + 275 bps ) ,
11/25/31 (b) ....................................................... 498 492
C&S Wholesale Grocers, Inc., Initial Term Loan, First Lien , 8 .70% ( SOFR03M + 500 bps ) ,
9/23/30 (b) ........................................................ 4,120 4,003
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien , 8 .90% ( SOFR01M + 525 bps ) , 7/8/30 (b) .. 262 234
Edelman Financial Engines Center LLC, Term Loan B, First Lien , 11/28/31 (j) ........... 2,250 2,250
Hyperion Refinance SARL, 2025-3 Dollar Refinancing Term Loan, First Lien , 6 .40%
( SOFR01M + 275 bps ) , 4/18/30 (b) ........................................ 1,762 1,737
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien , 6 .15%
( SOFR01M + 250 bps ) , 5/1/31 (b) ......................................... 493 493
Lealand Finance Co. B.V., Make Whole Term Loan, First Lien , 6 .65% ( SOFR01M + 300 bps ) ,
6/30/27 (b) ........................................................ 39 32
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien , 8 .42%
( SOFR03M + 475 bps ) , 6/3/30 (b) ......................................... 975 672
OneDigital Borrower LLC, Initial Loan, Second Lien , 8 .90% ( SOFR01M + 525 bps ) , 7/2/32 (b) 3,000 2,915
Osaic Holdings, Inc., Term B-1 Loans, First Lien , 6 .20% ( SOFR03M + 250 bps ) , 8/2/32 (b) ... 441 440
SGH2 LLC, Initial Term Loan, First Lien , 8 .20% ( SOFR03M + 450 bps ) , 8/18/32 (b) ........ 1,316 1,306
StubHub Holdco Sub LLC, Term B, First Lien , 8 .40% ( SOFR01M + 475 bps ) , 3/15/30 (b) .... 514 509
Superannuation and Investments US LLC, Term Loan, First Lien , 12/1/28 (j) ............. 871 873
Sword Purchaser LLC, Initial Dollar Term Loans, First Lien , 7 .65% ( SOFR01M + 400 bps ) ,
4/11/33 (b) ........................................................ 900 873
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 6 .90%
( SOFR01M + 325 bps ) , 6/17/32 (b) ........................................ 1,876 1,784
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien , 7 .95% ( SOFR03M + 425 bps ) ,
7/1/32 (b) ......................................................... 1,990 1,989
WestJet Loyalty LP, Initial Term Loan, First Lien , 6 .45% ( SOFR03M + 275 bps ) , 2/14/31 (b) .. 980 954
24,819
Health Care (0.1%):
Bausch + Lomb Corp., 2025-2 Refinancing Term Loan, First Lien , 7 .40%
( SOFR01M + 375 bps ) , 1/15/31 (b) ........................................ 796 800
Information Technology (0.2%):
Central Parent LLC, 2024 Refinancing Term Loan, First Lien , 6 .95% ( SOFR03M + 325 bps ) ,
7/6/29 (b) ......................................................... 1,408 629
Epicor Software Corp., Term E Loans, First Lien , 6 .15% ( SOFR01M + 250 bps ) , 5/30/31 (b) ... 1,696 1,671
UKG, Inc., Initial Term Loans, First Lien , 6 .16% ( SOFR03M + 250 bps ) , 2/10/31 (b) ........ 127 123
2,423
Total Senior Secured Loans (Cost $62,617)
a
a
a
62,185

Victory Portfolios III
Victory High Income Fund
36
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (61.2%)
Communication Services (12.5%):
AMC Global Media, Inc.
4 .25% , 2/15/29 , Callable 5/15/26 @ 100 (g) ................................ $ 35 $ 31
10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ............................. 3,983 4,109
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .75% , 3/1/30 , Callable 6/4/26 @ 101.58 (a) ................................ 500 474
4 .50% , 8/15/30 , Callable 6/4/26 @ 101.5 (a) ................................ 500 466
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (a) (g) .............................. 6,900 5,927
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (a) (g) ............................ 3,315 2,779
7 .38% , 2/1/36 , Callable 2/1/31 @ 103.69 (a) (g) .............................. 1,781 1,746
Clear Channel Outdoor Holdings, Inc.
7 .50% , 6/1/29 , Callable 6/4/26 @ 100 (a) .................................. 3,533 3,542
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 356 371
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (a) (g) ............................ 2,509 2,635
Connect Holding II LLC , 10 .50% , 4/3/31 , Callable 1/1/28 @ 105.25 (a) ................ 891 908
CSC Holdings LLC
11 .25% , 5/15/28 , Callable 5/15/26 @ 102.81 (a) ............................. 4,500 3,714
11 .75% , 1/31/29 , Callable 5/15/26 @ 105.88 (a) ............................. 3,000 2,145
5 .00% , 11/15/31 , Callable 11/15/26 @ 102.5 (a) ............................. 1,500 530
Cumulus Media New Holdings, Inc. , 7/1/29 , Callable 6/4/26 @ 100 (a) (k) ............... 7,151 1,047
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5 .88% , 8/15/27 , Callable 6/4/26 @ 101.47 (a) ............................... 60 60
10 .00% , 2/15/31 , Callable 2/15/27 @ 105 (a) ............................... 2,794 2,907
Discovery Global Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .............. 1,411 1,013
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 5/15/26 @ 102.94 (a) ................ 12,249 12,635
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 5,932 6,433
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (l) ............................... 4,246 4,310
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 (a) ......................... 14,004 14,004
Getty Images, Inc. , 10 .50% , 11/15/30 , Callable 11/15/27 @ 105.25 (a) ................. 1,890 1,675
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) ............................. 296 314
4 .75% , 10/15/30 , Callable 5/15/26 @ 102.38 (a) ............................. 257 206
9 .63% , 7/15/32 , Callable 7/15/28 @ 104.81 (a) .............................. 221 225
iHeartCommunications, Inc. , 7 .00% , 1/15/31 , Callable 12/20/26 @ 103.5 (a) ............. 1,603 1,487
Lamar Media Corp.
3 .63% , 1/15/31 , Callable 5/20/26 @ 101.81 ................................ 947 888
5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) (g) ............................ 223 220
Level 3 Financing, Inc.
3 .75% , 7/15/29 , Callable 6/4/26 @ 100 (a) ................................. 2,649 2,500
6 .88% , 6/30/33 , Callable 6/30/28 @ 103.44 (a) .............................. 883 912
7 .00% , 3/31/34 , Callable 8/31/28 @ 103.5 (a) ............................... 1,777 1,847
8 .50% , 1/15/36 , Callable 1/15/31 @ 104.25 (a) .............................. 1,782 1,911
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 5/15/26 @ 100 (a) .............. 2,000 1,975
Neptune BidCo US, Inc. , 9 .50% , 2/15/33 , Callable 2/15/29 @ 104.75 (a) ................ 891 892
Oak-Eagle Acquireco, Inc.
7 .25% , 7/1/33 , Callable 7/1/29 @ 103.63 (a) ................................ 802 825
8 .75% , 7/1/34 , Callable 7/1/29 @ 104.38 (a) ................................ 908 944
Paramount Global , 4 .38% , 3/15/43 .......................................... 137 87
Playtika Holding Corp. , 4 .25% , 3/15/29 , Callable 6/4/26 @ 100 (a) (g) .................. 1,782 1,541
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 6/4/26 @ 100 (a) (g) ............................... 631 598
5 .38% , 1/15/31 , Callable 6/4/26 @ 102.69 (a) (g) ............................. 1,180 915
Sinclair Television Group, Inc. , 8 .13% , 2/15/33 , Callable 2/15/28 @ 104.06 (a) ........... 2,181 2,258
The E.W. Scripps Co. , 9 .88% , 8/15/30 , Callable 8/15/27 @ 104.94 (a) .................. 864 867
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6 .50% , 2/15/29 , Callable 5/15/26 @ 100 (a) (g) .............................. 8,638 8,482
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (a) .............................. 883 925
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (a) (g) ............................ 891 932
Uniti Services LLC , 7 .50% , 10/15/33 , Callable 10/15/28 @ 103.75 (a) ................. 1,785 1,881

Victory Portfolios III
Victory High Income Fund
37
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Univision Communications, Inc.
7 .38% , 6/30/30 , Callable 6/4/26 @ 103.69 (a) ............................... $ 887 $ 886
8 .88% , 4/15/33 , Callable 4/15/29 @ 104.44 (a) .............................. 1,784 1,794
Urban One, Inc. , 7 .63% , 4/1/31 , Callable 5/15/26 @ 100 (a) ......................... 2,203 908
Versant Media Group, Inc. , 7 .25% , 1/30/31 , Callable 1/30/28 @ 103.63 (a) .............. 991 1,029
Zayo Group Holdings, Inc.
9 .25% , 3/9/30 , Callable 5/15/26 @ 100 (a) (m) ............................... 5,108 5,109
13 .75% , 9/9/30 , Callable 6/4/26 @ 100 (a) (g) (n) ............................. 3,565 3,511
120,330
Consumer Discretionary (8.6%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (a) (g) ............... 2,451 2,523
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 1,436 1,377
Ashton Woods USA LLC/Ashton Woods Finance Co.
4 .63% , 4/1/30 , Callable 6/4/26 @ 101.16 (a) ................................ 4,211 4,008
6 .88% , 8/1/33 , Callable 8/1/28 @ 103.44 (a) ................................ 2,807 2,765
Beach Acquisition Bidco LLC , 10 .00% , 7/15/33 , Callable 7/15/28 @ 103 (a) (o) ........... 1,658 1,823
Beazer Homes USA, Inc. , 7 .25% , 10/15/29 , Callable 5/20/26 @ 102.42 ................ 1,250 1,260
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 1,100 1,060
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 6/4/26 @ 100 (a) ........................ 2,259 2,209
Caesars Entertainment, Inc.
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 1,335 1,299
6 .00% , 10/15/32 , Callable 10/15/27 @ 103 (a) (g) ............................ 1,000 896
CD&R Smokey Buyer, Inc./Radio Systems Corp. , 9 .50% , 10/15/29 , Callable 10/15/26 @
104.75 (a) ......................................................... 1,500 1,241
Century Communities, Inc. , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) ................ 2,650 2,505
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 316 320
Churchill Downs, Inc.
5 .75% , 4/1/30 , Callable 5/15/26 @ 101.44 (a) ............................... 1,000 998
6 .75% , 5/1/31 , Callable 5/15/26 @ 103.38 (a) ............................... 1,355 1,385
Cougar JV Subsidiary LLC , 8 .00% , 5/15/32 , Callable 5/15/27 @ 104 (a) ................ 1,000 1,051
CP Atlas Buyer, Inc.
9 .75% , 7/15/30 , Callable 7/15/27 @ 104.88 (a) .............................. 877 815
12 .75% , 1/15/31 , Callable 12/2/28 @ 103 (a) (p) ............................. 938 694
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
6/4/26 @ 101.69 (a) (g) ............................................... 2,519 2,439
Ford Motor Co. , 4 .75% , 1/15/43 ............................................ 2,000 1,540
Garrett Motion Holdings, Inc./Garrett LX I SARL , 7 .75% , 5/31/32 , Callable 5/31/27 @
103.88 (a) ......................................................... 1,000 1,043
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 932 946
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 6/4/26 @ 102 (a) ........... 2,100 1,989
Installed Building Products, Inc. , 5 .63% , 2/1/34 , Callable 2/1/29 @ 102.81 (a) ............ 445 443
Light & Wonder International, Inc.
7 .25% , 11/15/29 , Callable 5/20/26 @ 102.42 (a) (g) ........................... 500 511
6 .25% , 10/1/33 , Callable 10/1/28 @ 103.13 (a) .............................. 1,340 1,331
Lithia Motors, Inc.
3 .88% , 6/1/29 , Callable 6/4/26 @ 100 (a) .................................. 4,739 4,539
4 .38% , 1/15/31 , Callable 6/4/26 @ 102.19 (a) ............................... 1,950 1,848
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 5/20/26 @ 100 ........................... 2,555 2,540
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 850 862
Muvico LLC , 15 .00% , 2/19/29 , Callable 7/31/27 @ 107.5 (a) (q) ...................... 863 900
Newell Brands, Inc.
6 .63% , 5/15/32 , Callable 2/15/32 @ 100 (g) ................................ 1,782 1,730
7 .38% , 4/1/36 , Callable 10/1/35 @ 100 ................................... 500 477
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 (g) .......................... 898 853
Petco Health & Wellness Co., Inc. , 8 .25% , 2/1/31 , Callable 2/1/28 @ 104.13 (a) (g) ........ 2,674 2,702
PetSmart LLC/PetSmart Finance Corp.
7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) .............................. 2,969 3,006
10 .00% , 9/15/33 , Callable 9/15/28 @ 105 (a) ............................... 500 505
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,100 929
S&S Holdings LLC , 8 .38% , 10/1/31 , Callable 10/1/27 @ 104.19 (a) ................... 1,853 1,703
Saks Global Enterprises LLC
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) (k) .......................... 567 3
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) (k) .......................... 1,559 2

Victory Portfolios III
Victory High Income Fund
38
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 6/4/26
@ 101.66 (a) ...................................................... $ 1,342 $ 1,131
Sotheby's , 8 .25% , 4/15/31 , Callable 4/30/28 @ 104.13 (a) .......................... 800 777
Staples, Inc. , 10 .75% , 9/1/29 , Callable 9/1/26 @ 105.38 (a) ......................... 2,500 2,393
Taylor Morrison Communities, Inc.
5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (a) ............................... 1,000 1,009
5 .13% , 8/1/30 , Callable 2/1/30 @ 100 (a) .................................. 1,311 1,306
5 .75% , 11/15/32 , Callable 5/15/32 @ 100 (a) ................................ 445 450
The Men's Wearhouse LLC , 9 .00% , 2/1/31 , Callable 2/1/28 @ 104.5 (a) ................ 446 471
The Michaels Cos., Inc.
8 .50% , 3/15/33 , Callable 3/15/29 @ 104.25 (a) .............................. 2,674 2,641
11 .00% , 3/15/34 , Callable 3/15/29 @ 105.5 (a) (g) ............................ 892 861
TKC Holdings, Inc.
8 .50% , 8/15/30 , Callable 8/15/27 @ 104.25 (a) .............................. 1,613 1,650
12 .00% , 2/15/31 , Callable 2/15/28 @ 106 (a) ............................... 891 928
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 625 637
Wand NewCo 3, Inc. , 7 .63% , 1/30/32 , Callable 1/30/27 @ 103.81 (a) .................. 50 52
Weekley Homes LLC/Weekley Finance Corp.
4 .88% , 9/15/28 , Callable 6/4/26 @ 100.81 (a) ............................... 2,085 2,039
6 .75% , 1/15/34 , Callable 1/15/29 @ 103.38 (a) .............................. 3,561 3,518
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (a) ............. 2,000 1,956
82,889
Consumer Staples (3.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4 .88% , 2/15/30 , Callable 6/4/26 @ 102.44 (a) ............................... 3,750 3,671
5 .63% , 3/31/32 , Callable 3/31/28 @ 102.81 (a) .............................. 3,900 3,852
5 .75% , 3/31/34 , Callable 11/15/28 @ 102.88 (a) ............................. 1,370 1,335
C&S Group Enterprises LLC , 5 .00% , 12/15/28 , Callable 6/4/26 @ 100 (a) .............. 4,474 4,143
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) .............................. 1,257 1,270
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 442 430
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 5/15/26 @ 100 (a) ................ 4,695 4,486
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 6/4/26 @ 101.06 (a) ................................ 2,225 2,156
5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ................................ 1,782 1,745
Post Holdings, Inc.
4 .63% , 4/15/30 , Callable 5/20/26 @ 101.54 (a) .............................. 1,000 968
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (a) .............................. 1,607 1,641
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ................................ 1,750 1,750
U.S. Foods, Inc.
4 .75% , 2/15/29 , Callable 6/4/26 @ 100 (a) ................................. 2,500 2,470
5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (a) ............................. 1,527 1,533
31,450
Energy (2.6%):
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 6/4/26 @ 104.19 (a) ................ 4,562 4,696
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 2,500 2,470
Crescent Energy Finance LLC , 7 .88% , 4/15/32 , Callable 4/15/27 @ 103.94 (a) ........... 342 354
Energy Transfer LP , 7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (i) ............ 250 257
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 3,018 3,140
Hilcorp Energy I LP/Hilcorp Finance Co.
5 .75% , 2/1/29 , Callable 6/4/26 @ 100.96 (a) ................................ 447 447
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 17 17
Moss Creek Resources Holdings, Inc. , 8 .25% , 9/1/31 , Callable 9/1/27 @ 104.13 (a) ........ 140 142
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 5/20/26 @ 101.88 (a) ................. 2,323 2,169
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 2,439 2,495
Prairie Acquiror LP , 9 .00% , 8/1/29 , Callable 6/4/26 @ 104.5 (a) ...................... 500 523
Sunoco LP
7 .88% ( H15T5Y + 423 bps ) , Callable 9/18/30 @ 100 (a) (b) (i) ..................... 894 926
6 .25% , 7/1/33 , Callable 7/1/28 @ 103.13 (a) ................................ 1,550 1,582
5 .88% , 3/15/34 , Callable 9/15/28 @ 102.94 (a) .............................. 1,341 1,336
5 .63% , 7/15/34 , Callable 3/15/29 @ 102.81 (a) .............................. 892 880

Victory Portfolios III
Victory High Income Fund
39
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. , 7 .38% , 2/15/29 , Callable 6/4/26
@ 103.69 (a) ...................................................... $ 1,000 $ 1,030
Venture Global Calcasieu Pass LLC , 6 .00% , 5/1/36 , Callable 11/1/35 @ 100 (a) ........... 446 448
Venture Global LNG, Inc.
8 .38% , 6/1/31 , Callable 6/1/26 @ 104.19 (a) ................................ 1,000 1,042
9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................................ 325 349
Venture Global Plaquemines LNG LLC , 7 .75% , 5/1/35 , Callable 12/1/34 @ 100 (a) ........ 829 931
25,234
Financials (9.5%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 6/4/26 @ 104.13 (a) ................................ 3,524 3,535
6 .00% , 8/1/29 , Callable 6/4/26 @ 101.5 (a) (g) ............................... 4,918 4,674
7 .50% , 11/6/30 , Callable 6/4/26 @ 103.75 (a) ............................... 1,538 1,562
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ................................ 994 980
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6 .50% , 10/1/31 , Callable 10/1/27 @ 103.25 (a) .............................. 1,936 1,953
7 .38% , 10/1/32 , Callable 10/1/27 @ 103.69 (a) .............................. 891 876
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (b) (i) ............ 387 386
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (a) ................................................ 3,363 3,286
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 711 699
Asurion LLC/Asurion Co-Issuer, Inc. , 8 .38% , 2/1/34 , Callable 2/1/29 @ 104.19 (a) ........ 1,782 1,759
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 2,568 2,601
Banc of California , 3 .25% ( TSFR3M + 252 bps ) , 5/1/31 (b) .......................... 2,676 2,663
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) (g) ............................................... 3,702 3,197
Block, Inc.
6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ................................ 3,227 3,289
6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ................................ 1,080 1,079
Broadstreet Partners Group LLC , 5 .88% , 4/15/29 , Callable 6/4/26 @ 100 (a) ............. 2,769 2,726
Burford Capital Global Finance LLC
6 .25% , 4/15/28 , Callable 6/4/26 @ 100 (a) ................................. 1,000 974
7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) (g) ............................ 6,761 5,550
8 .50% , 1/15/34 , Callable 1/15/29 @ 104.25 (a) .............................. 446 377
Credit Acceptance Corp. , 6 .63% , 3/15/30 , Callable 3/15/27 @ 103.31 (a) (g) ............. 1,767 1,761
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 1,023 1,087
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 3,164 3,225
Ford Motor Credit Co. LLC , 4 .00% , 11/13/30 , Callable 8/13/30 @ 100 ................. 2,500 2,347
Hightower Holding LLC
6 .75% , 4/15/29 , Callable 6/4/26 @ 100 (a) ................................. 227 225
9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) .............................. 1,836 1,905
HUB International Ltd. , 7 .38% , 1/31/32 , Callable 1/31/27 @ 103.69 (a) ................ 1,019 1,045
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 6/4/26 @ 100 (a) ......................... 2,178 2,111
Industrial F&B Investments III, Inc. , 7 .75% , 2/11/33 , Callable 2/1/29 @ 103.88 (a) ........ 1,783 1,803
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 3,830 3,935
LCM Investments Holdings II LLC , 8 .25% , 8/1/31 , Callable 8/1/26 @ 104.13 (a) ......... 1,000 1,047
Lehman Brothers Holdings, Inc. , 5 .75% , 4/25/11 , MTN ............................ 1,000 — (r)
MetLife, Inc. , 10 .75% , 8/1/39 , Callable 8/1/34 @ 100 ............................. 1,000 1,296
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/4/26 @ 104.5 (a) .................. 4,657 3,197
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 1,326 1,294
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (a) ..................... 500 532
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 1,186 1,204
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 4,045 4,120
OT Midco, Inc. , 10 .00% , 2/15/30 , Callable 2/15/27 @ 105 (a) (g) ..................... 3,563 1,463
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 6,335 6,366
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (a) ...................... 1,700 1,757
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (a) ....... 2,821 2,956
Starwood Property Trust, Inc.
4 .38% , 1/15/27 , Callable 7/15/26 @ 100 (a) (g) .............................. 500 498
7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (a) ................................. 100 104
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 1,002 1,051

Victory Portfolios III
Victory High Income Fund
40
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... $ 1,978 $ 2,111
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 934 913
91,519
Health Care (4.2%):
Acadia Healthcare Co., Inc. , 7 .38% , 3/15/33 , Callable 3/15/28 @ 103.69 (a) (g) ........... 1,772 1,814
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 6/4/26 @ 101.63 (a) ............... 5,391 5,137
Centene Corp. , 4 .63% , 12/15/29 , Callable 6/4/26 @ 101.54 ......................... 2,474 2,412
CHS/Community Health Systems, Inc.
4 .75% , 2/15/31 , Callable 5/20/26 @ 102.38 (a) (g) ............................ 1,500 1,403
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (a) ............................. 863 927
9 .75% , 1/15/34 , Callable 8/15/28 @ 104.88 (a) .............................. 1,280 1,320
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (b) ....... 90 93
DENTSPLY SIRONA, Inc. , 8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) . 1,740 1,748
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 3,000 2,165
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 6/4/26 @ 102.31 ................... 500 487
Medline Borrower LP
3 .88% , 4/1/29 , Callable 6/4/26 @ 100.97 (a) ................................ 4,842 4,706
5 .25% , 10/1/29 , Callable 6/4/26 @ 101.31 (a) ............................... 1,264 1,258
Organon & Co./Organon Foreign Debt Co-Issuer BV
5 .13% , 4/30/31 , Callable 6/4/26 @ 102.56 (a) ............................... 1,784 1,773
7 .88% , 5/15/34 , Callable 5/15/29 @ 103.94 (a) .............................. 3,461 3,710
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc. , 8 .75% , 4/17/32 , Callable 4/17/28
@ 104.38 (a) ...................................................... 886 800
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 6/4/26 @ 101.34 (a) ............. 2,386 2,366
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 6/4/26 @ 101.88 (a) .................... 4,574 4,226
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/1/26 @ 104.69 (a) ............ 2,211 2,292
Tenet Healthcare Corp.
6 .13% , 10/1/28 , Callable 5/20/26 @ 100 .................................. 1,879 1,881
6 .00% , 11/15/33 , Callable 11/15/28 @ 103 (a) (g) ............................. 89 90
40,608
Industrials (10.2%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 5/15/26 @ 103.38 (a) ............... 886 910
Advanced Drainage Systems, Inc. , 5 .38% , 3/1/34 , Callable 3/1/29 @ 102.69 (a) ........... 891 880
Alta Equipment Group, Inc. , 9 .00% , 6/1/29 , Callable 6/1/26 @ 104.5 (a) (g) .............. 406 388
American Airlines, Inc. , 7 .25% , 2/15/28 , Callable 5/15/26 @ 101.81 (a) ................ 500 507
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 4,266 4,267
Amsted Industries, Inc. , 6 .38% , 3/15/33 , Callable 3/15/28 @ 103.19 (a) ................ 2,828 2,874
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 1,600 1,662
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. 1,385 1,422
Beacon Mobility Corp. , 7 .25% , 8/1/30 , Callable 8/1/27 @ 103.63 (a) .................. 215 224
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 6/4/26 @ 101.5 (a) ................. 550 535
Brundage-Bone Concrete Pumping Holdings, Inc. , 7 .50% , 2/1/32 , Callable 2/1/28 @ 103.75 (a) 2,188 2,225
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (a) ................. 1,351 1,345
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 5/20/26 @ 100 (a) .................. 1,000 972
Carpenter Technology Corp. , 5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ............... 1,444 1,444
Columbus McKinnon Corp. , 7 .13% , 2/1/33 , Callable 2/1/29 @ 103.56 (a) (g) ............. 1,782 1,792
CompoSecure Holdings LLC , 5 .63% , 2/1/33 , Callable 2/1/29 @ 102.81 (a) .............. 89 87
Cornerstone Building Brands, Inc. , 9 .50% , 8/15/29 , Callable 8/15/26 @ 104.75 (a) (g) ...... 7,163 4,600
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (a) .................... 2,119 2,174
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6 .63% , 12/15/30 , Callable 6/15/26 @ 103.31 (a) ............................. 3,000 3,075
6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) .............................. 1,275 1,320
Enpro, Inc. , 6 .13% , 6/1/33 , Callable 6/1/28 @ 103.06 (a) ........................... 850 867
EquipmentShare.com, Inc.
9 .00% , 5/15/28 , Callable 6/4/26 @ 104.5 (a) ................................ 2,250 2,334
8 .63% , 5/15/32 , Callable 5/15/27 @ 104.31 (a) .............................. 1,000 1,060
8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (a) ................................ 332 348
Esab Corp.
6 .25% , 4/15/29 , Callable 5/15/26 @ 103.13 (a) .............................. 500 507
5 .63% , 4/1/31 , Callable 4/1/28 @ 102.81 (a) ................................ 1,338 1,350
Gates Corp. , 6 .88% , 7/1/29 , Callable 7/1/26 @ 103.44 (a) .......................... 1,000 1,028
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 1,654 1,693

Victory Portfolios III
Victory High Income Fund
41
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ...................... $ 1,940 $ 1,988
Griffon Corp. , 5 .75% , 3/1/28 , Callable 6/4/26 @ 100 .............................. 1,500 1,497
Herc Holdings, Inc.
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (a) (g) ............................ 3,859 4,040
6 .00% , 3/15/34 , Callable 3/15/29 @ 103 (a) ................................ 2,671 2,647
JB Poindexter & Co., Inc. , 8 .75% , 12/15/31 , Callable 12/15/26 @ 104.38 (a) ............. 100 104
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) ... 747 695
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 224 225
Lsf12 Helix Parent LLC , 7 .13% , 2/1/33 , Callable 2/1/28 @ 103.56 (a) .................. 891 870
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) ..................... 3,500 3,484
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 1,113 1,175
QXO Building Products, Inc. , 6 .75% , 4/30/32 , Callable 4/30/28 @ 103.38 (a) ............ 2,009 2,049
RB Global Holdings, Inc. , 7 .75% , 3/15/31 , Callable 5/15/26 @ 103.88 (a) ............... 2,000 2,076
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 1,749 1,766
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 6/4/26 @ 101.09 (a) ....... 1,000 977
RXO, Inc. , 6 .38% , 5/15/31 , Callable 5/15/28 @ 103.19 (a) .......................... 3,897 3,872
Science Applications International Corp. , 5 .88% , 11/1/33 , Callable 11/1/28 @ 102.94 (a) .... 894 882
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (a) .............. 1,000 1,031
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 3,334 3,328
Spirit Airlines Pass Through Trust , 4 .10% , 4/1/28 ................................ 1,400 1,337
Standard Building Solutions, Inc. , 5 .88% , 3/15/34 , Callable 3/15/29 @ 102.94 (a) ......... 4,005 3,903
Standard Industries, Inc. , 3 .38% , 1/15/31 , Callable 6/4/26 @ 101.69 (a) ................. 4,120 3,741
Star Leasing Co. LLC , 7 .63% , 2/15/30 , Callable 2/15/27 @ 103.81 (a) ................. 867 838
The GEO Group, Inc.
8 .63% , 4/15/29 , Callable 5/15/26 @ 104.31 ................................ 502 522
10 .25% , 4/15/31 , Callable 4/15/27 @ 105.13 ............................... 340 365
TransDigm, Inc. , 6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (a) ........................ 1,000 1,010
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 3,262 3,236
United Rentals North America, Inc.
4 .00% , 7/15/30 , Callable 5/15/26 @ 102 .................................. 1,500 1,438
6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (a) .............................. 2,689 2,763
Veritiv Operating Co. , 10 .50% , 11/30/30 , Callable 11/30/26 @ 105.25 (a) ............... 250 264
VT Topco, Inc. , 8 .50% , 8/15/30 , Callable 8/15/26 @ 104.25 (a) (g) .................... 500 512
Waste Pro USA, Inc. , 7 .00% , 2/1/33 , Callable 2/1/28 @ 103.5 (a) ..................... 2,212 2,253
Watco Cos. LLC/Watco Finance Corp. , 7 .13% , 8/1/32 , Callable 8/1/27 @ 103.56 (a) ....... 1,000 1,038
WESCO Distribution, Inc. , 5 .50% , 4/15/34 , Callable 4/15/29 @ 102.75 (a) .............. 221 220
98,036
Information Technology (4.3%):
Capstone Borrower, Inc. , 8 .00% , 6/15/30 , Callable 6/15/26 @ 104 (a) .................. 1,820 1,755
Central Parent, Inc./CDK Global, Inc. , 7 .25% , 6/15/29 , Callable 6/4/26 @ 103.63 (a) ....... 2,500 1,198
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 5/15/26 @ 103.25 (a) .............................. 4,587 4,467
9 .00% , 9/30/29 , Callable 6/4/26 @ 104.5 (a) ................................ 2,285 2,243
CoreWeave, Inc. , 9 .25% , 6/1/30 , Callable 6/1/27 @ 104.63 (a) (g) ..................... 892 903
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (a) ................. 194 204
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 2,472 2,434
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 5/15/26 @ 100 (a) ....................... 3,404 3,307
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 3,055 2,608
Oracle Corp. , 2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .............................. 3,771 3,454
Qnity Electronics, Inc. , 6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (a) ................. 1,000 1,023
Rocket Software, Inc.
9 .00% , 11/28/28 , Callable 5/15/26 @ 102 (a) ................................ 3,823 3,798
6 .50% , 2/15/29 , Callable 6/4/26 @ 100 (a) (g) ............................... 500 445
Sabre Financial Borrower LLC , 11 .13% , 6/15/29 , Callable 6/15/27 @ 105.56 (a) .......... 2,226 2,285
Sabre GLBL, Inc. , 11 .13% , 7/15/30 , Callable 7/15/27 @ 105.56 (a) .................... 1,784 1,535
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 6,219 6,050
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (a) ................ 1,500 1,529
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 5/15/26 @
100 (a) ........................................................... 2,000 1,624
40,862

Victory Portfolios III
Victory High Income Fund
42
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (2.6%):
AmeriTex HoldCo Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (a) ...... $ 2,309 $ 2,399
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (a) ........................ 500 507
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 6/4/26 @ 100 (a) ............... 500 476
Clydesdale Acquisition Holdings, Inc. , 6 .75% , 4/15/32 , Callable 4/15/28 @ 103.38 (a) ...... 375 353
Commercial Metals Co. , 6 .00% , 12/15/35 , Callable 12/15/30 @ 103 (a) ................ 1,559 1,557
Compass Minerals International, Inc. , 8 .00% , 7/1/30 , Callable 7/1/27 @ 104 (a) ........... 443 462
Knife River Corp. , 7 .75% , 5/1/31 , Callable 6/4/26 @ 103.88 (a) ...................... 3,475 3,612
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 6/4/26 @ 100 (a) ................... 1,000 960
Mativ Holdings, Inc. , 8 .00% , 10/1/29 , Callable 10/1/26 @ 104 (a) ..................... 850 822
Mauser Packaging Solutions Holding Co. , 7 .88% , 4/15/30 , Callable 6/1/27 @ 103.94 (a) .... 891 901
Novelis Corp.
6 .88% , 1/30/30 , Callable 1/30/27 @ 103.44 (a) .............................. 295 302
6 .38% , 8/15/33 , Callable 8/15/28 @ 103.19 (a) .............................. 891 895
Olin Corp. , 6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ........................... 543 538
Quikrete Holdings, Inc. , 6 .38% , 3/1/32 , Callable 3/1/28 @ 103.19 (a) .................. 3,148 3,196
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (a) .................. 630 689
Solstice Advanced Materials, Inc. , 5 .63% , 9/30/33 , Callable 9/30/28 @ 102.81 (a) ......... 536 533
Sword Purchaser LLC
8 .25% , 4/15/33 , Callable 4/15/29 @ 104.13 (a) .............................. 1,106 1,132
10 .50% , 4/15/34 , Callable 4/15/29 @ 105.25 (a) ............................. 1,786 1,817
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 3,227 3,374
WR Grace Holdings LLC , 7 .00% , 8/1/33 , Callable 2/1/29 @ 103.5 (a) ................. 891 889
25,414
Real Estate (2.1%):
Cushman & Wakefield U.S. Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (a) .... 1,500 1,578
Forestar Group, Inc. , 6 .50% , 3/15/33 , Callable 3/15/28 @ 103.25 (a) ................... 2,712 2,724
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer , 4 .88% ,
5/15/29 , Callable 6/4/26 @ 100 (a) ....................................... 500 486
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 6/4/26 @ 100.75 (a) ............................... 1,738 1,706
5 .75% , 3/15/34 , Callable 3/15/29 @ 102.88 (a) .............................. 892 887
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,053 1,069
Service Properties Trust
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (a) ............................ 1,890 1,989
8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 (g) .............................. 4,717 4,839
The Howard Hughes Corp.
4 .38% , 2/1/31 , Callable 5/20/26 @ 102.19 (a) ............................... 3,146 2,949
6 .13% , 3/1/34 , Callable 3/1/29 @ 103.06 (a) ................................ 1,836 1,799
20,026
Utilities (1.3%):
Constellation Energy Generation LLC , 4 .63% , 2/1/29 , Callable 5/15/26 @ 100 (a) ......... 3,600 3,577
Entergy Corp. , 7 .13% ( H15T5Y + 267 bps ) , 12/1/54 , Callable 9/1/29 @ 100 (b) ............ 1,942 1,999
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 5/15/26 @ 101.44 (a) .................... 2,000 1,999
The Hertz Corp. , 12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (a) (g) ................... 3,665 3,462
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 1,000 1,044
12,081
Total Corporate Bonds (Cost $599,168)
a
a
a
588,449
Yankee Dollars (14.8%)
Communication Services (1.9%):
Altice France Lux 3/Altice Holdings 1 , 10 .00% , 1/15/33 , Callable 10/1/26 @ 101 (a) (g) ..... 2,200 2,173
Altice France SA
9 .50% , 11/1/29 , Callable 10/1/26 @ 101 (a) ................................ 1,355 1,383
6 .88% , 10/15/30 , Callable 10/1/26 @ 101 (a) ............................... 2,737 2,689
Bell Telephone Co. of Canada or Bell Canada , 6 .88% ( H15T5Y + 239 bps ) , 9/15/55 , Callable
6/15/30 @ 100 (b) ................................................... 432 443
Fibercop SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (a) ......................... 2,247 2,249
Iliad Holding SAS , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (a) .................... 2,000 2,120
Rogers Communications, Inc. , 7 .00% ( H15T5Y + 265 bps ) , 4/15/55 , Callable 2/14/30 @ 100 (b) 873 891
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 1,547 1,689
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (b) ............. 1,193 1,193

Victory Portfolios III
Victory High Income Fund
43
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 6/4/26 @ 102.5 (a) ................ $ 970 $ 817
Virgin Media O2 Vendor Financing Notes VI DAC , 8 .50% , 3/15/33 , Callable 3/15/29 @
104.25 (a) ......................................................... 473 425
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (a) ........... 2,212 1,914
17,986
Consumer Discretionary (3.3%):
A&K Travel Group Holdings Ltd. , 7 .50% , 5/15/33 , Callable 5/15/29 @ 103.75 (a) ......... 892 896
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (a) .............. 1,225 1,237
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 1,553 1,520
Carnival Corp. , 6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) ....................... 1,089 1,105
Global Auto Holdings Ltd./AAG FH UK Ltd.
11 .50% , 8/15/29 , Callable 11/15/26 @ 105.75 (a) ............................ 1,290 1,310
8 .75% , 1/15/32 , Callable 1/15/27 @ 104.38 (a) .............................. 2,782 2,522
Great Canadian Gaming Corp./Raptor LLC , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (a) 1,728 1,685
Mattamy Group Corp.
4 .63% , 3/1/30 , Callable 6/4/26 @ 101.54 (a) ................................ 1,409 1,346
6 .00% , 12/15/33 , Callable 12/15/28 @ 103 (a) ............................... 890 853
NCL Corp. Ltd.
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 5,536 5,511
6 .25% , 9/15/33 , Callable 9/15/28 @ 103.13 (a) .............................. 1,728 1,672
Nissan Motor Co. Ltd. , 7 .75% , 7/17/32 , Callable 5/17/32 @ 100 (a) ................... 1,268 1,322
Royal Caribbean Cruises Ltd. , 6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) ................ 9,189 9,327
Viking Cruises Ltd.
9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (a) .............................. 322 339
5 .88% , 10/15/33 , Callable 10/15/28 @ 102.94 (a) ............................ 1,116 1,118
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 6/4/26 @ 100 (a) ........... 100 100
31,863
Consumer Staples (0.3%):
Opal Bidco SAS , 6 .50% , 3/31/32 , Callable 3/31/28 @ 103.25 (a) ..................... 2,800 2,853
Energy (0.6%):
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (a) ...... 1,199 1,276
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (a) (g) ......... 834 851
Northriver Midstream Finance LP , 6 .75% , 7/15/32 , Callable 7/15/27 @ 103.38 (a) ......... 2,000 2,051
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 508 536
Vermilion Energy, Inc. , 7 .25% , 2/15/33 , Callable 2/28/28 @ 103.63 (a) ................. 920 933
5,647
Financials (3.7%):
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 4,142 4,224
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 7,831 7,806
Azorra Finance Ltd. , 6 .25% , 2/15/34 , Callable 2/15/29 @ 103.13 (a) ................... 1,710 1,646
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 1,180 1,172
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 6/4/26 @ 103.44 (a) ............................... 1,100 1,128
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 528 532
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7 .25% , 2/15/31 , Callable 2/15/27 @ 103.63 (a) .............................. 1,226 1,233
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 6,917 6,607
IHO Verwaltungs GmbH
6 .38% , 5/15/29 , Callable 5/15/26 @ 101.06 (a) (s) ............................ 1,024 1,027
8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (t) ............................. 1,013 1,046
IHO Verwaltungs GMBH , 7 .38% , 5/15/33 , Callable 5/15/29 @ 103.69 (a) (u) ............. 446 453
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 6/4/26 @ 104.25 (a) ............................... 2,961 3,052
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (a) (g) ............................ 3,005 2,820
Lehman Brothers Treasury Co. B.V. , MTN (i) (v) ................................. 1,447 — (r)
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (a) (b) ...... 817 822
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 2,051 2,150
35,718
Health Care (1.0%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (a) ...................... 4,567 4,717

Victory Portfolios III
Victory High Income Fund
44
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 5/15/26 @ 104.19 (a) ................. $ 600 $ 621
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 4,090 3,853
9,191
Industrials (2.7%):
ATS Corp. , 4 .13% , 12/15/28 , Callable 6/4/26 @ 100 (a) ............................ 1,000 976
Avianca Midco 2 PLC
9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) .............................. 2,600 2,451
9 .50% , 1/28/31 , Callable 1/28/28 @ 104.75 (a) .............................. 3,702 3,447
Bombardier, Inc.
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) ................................ 2,645 2,782
6 .75% , 6/15/33 , Callable 6/15/28 @ 103.38 (a) .............................. 1,788 1,866
Cimpress PLC , 7 .38% , 9/15/32 , Callable 9/15/27 @ 103.69 (a) ....................... 1,100 1,112
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) (g) ....... 3,410 3,318
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) .............. 1,548 1,577
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 6/4/26 @ 101.38 (a) ......................... 750 720
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9 .50% , 6/1/28 , Callable 6/4/26 @ 102.38 (a) (g) .............................. 2,353 2,380
6 .38% , 2/1/30 , Callable 6/4/26 @ 101.59 (a) (g) .............................. 2,192 2,057
8 .75% , 1/15/32 , Callable 7/15/28 @ 104.38 (a) .............................. 3,566 3,458
26,144
Information Technology (0.6%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 4,789 5,003
Seagate Data Storage Technology Pte Ltd. , 8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) ... 1,182 1,239
6,242
Materials (0.7%):
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (a) .................... 900 934
Australian Metcoal Financing Pty Ltd. , 6 .75% , 4/22/34 , Callable 2/22/34 @ 100 (a) ........ 750 763
Endeavour Mining PLC , 7 .00% , 5/28/30 , Callable 5/28/27 @ 103.5 (a) ................. 500 512
Ivanhoe Mines Ltd. , 7 .88% , 1/23/30 , Callable 1/23/27 @ 103.94 (a) ................... 1,614 1,640
NOVA Chemicals Corp.
4 .25% , 5/15/29 , Callable 6/4/26 @ 100 (a) (g) ............................... 2,215 2,167
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (a) ............................... 405 429
6,445
Total Yankee Dollars (Cost $140,060)
a
a
a
142,089
Municipal Bonds (0.1%)
Illinois (0.1%):
City of Chicago, GO , Series A , 6 .33% , 1/1/33 ................................... 715 719
Total Municipal Bonds (Cost $715)
a
a
a
719
Shares
Exchange-Traded Funds (1.0%)
iShares BB Rated Corporate Bond ETF ....................................... 148,006 6,940
State Street SPDR Portfolio High Yield Bond ETF (g) ............................. 105,000 2,473
Total Exchange-Traded Funds (Cost $9,343)
a
a
a
9,413
Principal Amount
(000)
Repurchase Agreements (9.3%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .63% , purchased on
4/30/26, with a maturity date of 5/1/26, with a repurchase value of $89,009 (collateralized by
U.S. Treasury Notes , 4.13%, due 7/31/31, with an aggregate value of $90,780) ........... $ 89,000 89,000
Total Repurchase Agreements (Cost $89,000)
a
a
a
89,000
Shares
Collateral for Securities Loaned (6.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (w) ....... 15,236,754 15,236
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (w) ............ 15,236,754 15,237
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (w) ............... 15,236,754 15,237

Victory Portfolios III
Victory High Income Fund
45
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (w) . 15,236,754 $ 15,237
Total Collateral for Securities Loaned (Cost $60,947)
a
a
a
60,947
Total Investments (Cost $1,012,301) — 104.3% 1,002,123
Liabilities in excess of other assets —  (4.3)% (41,565)
NET ASSETS - 100.00% $ 960,558
At April 30, 2026, the Fund's investments in foreign securities were 16.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$703,731 (thousands) and amounted to 73.3% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2026.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) All or a portion of this security is on loan.
(h) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l) Up to 6.75% of the coupon may be PIK.
(m) Up to 1.88% of the coupon may be PIK.
(n) Up to 0.50% of the coupon may be PIK.
(o) Up to 10.75% of the coupon may be PIK.
(p) Up to 5.75% of the coupon may be PIK.
(q) Up to 6.00% of the coupon may be PIK.
(r) Rounds to less than $1 thousand.
(s) Up to 7.13% of the coupon may be PIK.
(t) Up to 8.75% of the coupon may be PIK.
(u) Up to 8.13% of the coupon may be PIK.
(v) Zero-coupon bond.
(w) Rate disclosed is the daily yield on April 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2026.

Victory Portfolios III
Victory High Income Fund
46
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 40 6/18/26 $ 4,484 $ 4,424 $ (60)
30-Year U.S. Treasury Bond Futures ..... 5 6/18/26 578 564 (14)
5-Year U.S. Treasury Note Futures ....... 80 6/30/26 8,763 8,627 (136)
$ (210)
Total unrealized appreciation $ —
Total unrealized depreciation (210)
Total net unrealized appreciation (depreciation) $ (210)

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Income Fund
47
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (11.9%)
ABS Auto (5.6%):
Ally Auto Receivables Trust, Series 2024-1, Class C, 5.41%, 11/15/29, Callable 7/15/27 @ 100 $ 1,500 $ 1,515
ARI Fleet Lease Trust ....................................................
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 9/15/27 @ 100(a) ............... 1,100 1,117
Series 2025-A, Class A3, 4.46%, 1/17/34, Callable 8/15/28 @ 100(a) .............. 1,000 1,002
AutoNation Finance Trust, Series 2026-1A, Class B, 4.42%, 6/11/31, Callable 1/11/29 @
100(a) ........................................................... 2,000 1,989
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 4,000 4,135
Series 2026-1A, Class B, 4.57%, 8/20/30, Callable 8/20/29 @ 100(a) .............. 1,660 1,636
BofA Auto Trust, Series 2024-1A, Class A4, 5.31%, 6/17/30, Callable 4/15/27 @ 100(a) .... 1,350 1,365
CarMax Auto Owner Trust ................................................
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 ................. 2,930 2,944
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 4/15/27 @ 100 ................ 5,000 5,042
CarMax Select Receivables Trust ...........................................
Series 2024-A, Class B, 5.35%, 1/15/30, Callable 5/15/28 @ 100 ................. 2,400 2,427
Series 2025-A, Class B, 5.01%, 9/16/30, Callable 9/15/28 @ 100 ................. 2,000 2,016
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 11/10/27
@ 100 ........................................................... 861 848
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 12/25/27 @ 100(a) ............ 2,750 2,841
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 12/25/27 @ 100(a) ............ 964 978
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 11/25/27 @ 100(a) ............. 2,500 2,556
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 12/25/27 @ 100(a) ........... 2,000 2,028
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 2/25/28 @ 100(a) .............. 1,500 1,524
Series 2025-2A, Class B, 4.32%, 3/25/31, Callable 12/25/28 @ 100(a) ............. 1,367 1,356
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @
100(a) ........................................................... 1,000 1,001
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 1/15/27 @ 100(a) .............. 529 531
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 1/15/27 @ 100(a) ............. 2,000 2,021
Corporate One Auto Receivables Trust ........................................
Series 2026-1A, Class A4, 4.27%, 12/16/30, Callable 11/15/28 @ 100(a) ........... 2,395 2,374
Series 2026-1A, Class B, 4.59%, 1/15/31, Callable 11/15/28 @ 100(a) ............. 556 552
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 1,354 1,357
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 2,842 2,866
Series 2024-3A, Class A, 4.68%, 9/15/34, Callable 5/15/28 @ 100(a) .............. 2,000 2,003
Series 2025-2A, Class B, 4.87%, 1/15/36, Callable 9/15/29 @ 100(a) .............. 829 809
Series 2026-1A, Class A, 4.65%, 4/15/36(a) ................................ 1,500 1,497
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @
100(a) ........................................................... 1,750 1,780
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 4,000 4,012
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 10/20/26 @ 100(a) ............ 1,967 1,979
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 10/20/26 @ 100(a) ............. 485 486
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 6/20/27 @ 100(a) .............. 3,000 3,034
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 3/15/28 @ 100(a) ............. 3,232 3,277
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 7/15/28 @ 100(a) .............. 647 656
Series 2026-1A, Class B, 4.59%, 7/15/32, Callable 8/15/29 @ 100(a) .............. 2,500 2,471
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39%, 1/15/31, Callable 4/15/29
@ 100(a) ......................................................... 2,000 1,986
Ford Credit Auto Owner Trust ..............................................
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,500 2,503
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,467 2,502
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 6,150 6,337
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B, 5.55%, 5/15/29,
Callable 6/15/27 @ 100(a) ............................................ 2,143 2,151
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 2/15/28 @ 100(a) .............. 1,660 1,693
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 2/15/28 @ 100(a) .............. 998 1,023

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A, Class E, 3.20%, 10/16/28, Callable 5/15/26 @ 100(a) ............. $ 1,000 $ 999
Series 2021-4A, Class E, 4.43%, 10/16/28, Callable 2/15/27 @ 100(a) ............. 750 747
Series 2026-2A, Class B, 4.63%, 9/16/30(a) ................................ 1,500 1,500
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class B, 6.67%, 12/17/29, Callable 6/15/28 @ 100(a) ............. 3,110 3,177
Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable 2/15/29 @ 100(a) ............. 849 853
GM Financial Automobile Leasing Trust, Series 2024-1, Class B, 5.33%, 3/20/28, Callable
7/20/26 @ 100 ..................................................... 70 70
GM Financial Consumer Automobile Receivables Trust ...........................
Series 2025-1, Class B, 5.00%, 8/16/30, Callable 2/16/28 @ 100 ................. 2,000 2,020
Series 2026-2, Class B, 4.44%, 4/16/32, Callable 2/16/30 @ 100 ................. 2,000 1,994
GreenState Auto Receivables Trust, Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable
1/15/28 @ 100(a) ................................................... 5,500 5,556
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 5/15/27 @
100(a) ........................................................... 6,413 6,435
Hertz Vehicle Financing III LLC, Series 2023-1A, Class B, 6.22%, 6/25/27(a) ........... 333 334
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @
100(a) ........................................................... 3,500 3,427
LAD Auto Receivables Trust ...............................................
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 8/15/27 @ 100(a) .............. 2,307 2,315
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 9/15/27 @ 100(a) ............. 1,450 1,464
Series 2026-1A, Class A4, 4.05%, 12/15/31, Callable 3/15/29 @ 100(a) ............ 1,500 1,474
Series 2026-1A, Class B, 4.22%, 2/15/33, Callable 3/15/29 @ 100(a) .............. 1,500 1,467
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.89%, 7/15/32, Callable
9/15/28 @ 100(a) ................................................... 1,800 1,822
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 4/15/31, Callable
6/15/28 @ 100 ..................................................... 3,000 3,038
Merchants Fleet Funding LLC, Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 2/20/27 @
100(a) ........................................................... 4,299 4,340
Nissan Auto Lease Trust, Series 2025-A, Class C, 5.11%, 6/15/29, Callable 10/15/27 @ 100 . 2,205 2,217
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 10/15/27 @ 100(a) ............. 1,500 1,538
Series 2025-1A, Class A4, 4.79%, 1/15/31, Callable 11/15/28 @ 100(a) ............ 2,000 2,008
Series 2025-1A, Class B, 4.94%, 4/15/31, Callable 11/15/28 @ 100(a) ............. 1,215 1,219
PenFed Auto Receivables Owner Trust ........................................
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 9/15/28 @ 100(a) .............. 4,500 4,521
Series 2025-A, Class A4, 4.19%, 5/15/31, Callable 3/15/29 @ 100(a) .............. 1,500 1,480
Series 2025-A, Class B, 4.37%, 7/15/31, Callable 3/15/29 @ 100(a) ............... 667 658
Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.64%, 12/15/27(a) ........... 37 37
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 4/20/27 @ 100(a) 1,182 1,190
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 5/15/28 @ 100(a) .............. 3,450 3,467
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 5/15/28 @ 100(a) ............... 3,450 3,480
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 10/15/27 @ 100(a) ............ 900 912
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 10/15/27 @ 100(a) ............ 3,000 3,064
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 2/15/28 @ 100(a) .............. 3,980 4,026
Series 2025-1A, Class B, 4.78%, 12/15/31, Callable 2/15/29 @ 100(a) ............. 3,000 2,991
Series 2026-1A, Class B, 4.95%, 7/15/32, Callable 4/15/30 @ 100(a) .............. 2,000 1,994
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 2/25/28 @ 100(a) ............... 699 703
Series 2026-A, Class B, 4.28%, 3/25/33, Callable 7/25/29 @ 100(a) ............... 1,333 1,329
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 8/20/27 @ 100(a) .............. 1,500 1,522
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,218 1,236
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 4/20/28 @ 100(a) .............. 4,349 4,421
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 8/20/28 @ 100(a) ............. 3,000 3,013
Tesla Auto Lease Trust, Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 7/20/26 @ 100(a) 3,000 3,008
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A4, 4.37%, 5/21/29,
Callable 12/20/27 @ 100(a) ........................................... 1,500 1,500
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A4, 4.43%, 4/15/30, Callable
4/15/28 @ 100 ..................................................... 2,883 2,893

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 9/26/33, Callable
3/25/28 @ 100(a) ................................................... $ 705 $ 704
United Auto Credit Securitization Trust, Series 2026-1, Class B, 4.63%, 5/10/29(a) ........ 1,500 1,488
USB Auto Owner Trust ...................................................
Series 2025-1A, Class A4, 4.62%, 12/16/30, Callable 1/15/28 @ 100(a) ............ 1,500 1,508
Series 2025-1A, Class B, 4.81%, 1/15/31, Callable 1/15/28 @ 100(a) .............. 1,000 1,006
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 6/15/27 @ 100(a) ............ 3,000 3,022
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 6/15/27 @ 100(a) .............. 1,600 1,625
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 6/15/27 @ 100(a) .............. 3,500 3,574
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 7/16/35(a) ............ 2,000 2,001
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98%, 9/16/30, Callable
4/15/28 @ 100(a) ................................................... 1,563 1,572
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 791 794
Series 2024-1A, Class B, 5.50%, 2/18/39(a) ................................ 3,167 3,209
206,182
ABS Card (0.8%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 1,985 2,043
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2, 1.39%, 7/15/30 ....... 1,985 1,868
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/15/29(a) ....................... 1,575 1,578
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 5,000 4,971
Golden Credit Card Trust .................................................
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 4,500 4,463
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 4,467 4,427
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 2,344 2,308
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 1,273 1,390
Trillium Credit Card Trust II ...............................................
Series 2023-2A, Class C, 6.32%, 3/26/33(a) ................................ 3,603 3,749
Series 2025-1A, Class B, 4.41%, 9/26/30(a) ................................ 1,500 1,496
28,293
ABS Other (4.7%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 5/15/26
@ 100(a) ......................................................... 8,500 8,437
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 2,875 2,910
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31,
Callable 12/20/27 @ 100(a) ........................................... 1,365 1,376
Ansley Park Capital LLC .................................................
Series 2025-A, Class A2, 4.43%, 4/20/35, Callable 9/20/30 @ 100(a) .............. 893 893
Series 2025-A, Class B, 4.60%, 4/20/35, Callable 9/20/30 @ 100(a) ............... 2,000 1,978
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 2/15/29 @
100(a) ........................................................... 80 81
Barings Equipment Finance LLC ............................................
Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 2/13/31 @ 100(a) .............. 1,900 1,938
Series 2025-B, Class A4, 4.29%, 9/13/50, Callable 2/13/31 @ 100(a) .............. 1,960 1,944
Capteris Equipment Finance LLC, Series 2026-1A, Class A2, 4.44%, 9/20/33, Callable 6/20/30
@ 100(a) ......................................................... 2,000 1,995
CCG Receivables Trust ...................................................
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 9/14/26 @ 100(a) .............. 134 134
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 9/14/26 @ 100(a) ............... 985 991
Series 2024-1, Class B, 5.08%, 3/15/32, Callable 4/14/28 @ 100(a) ............... 4,000 4,037
Series 2025-1, Class B, 4.69%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 990 991
CF Hippolyta Issuer LLC .................................................
Series 2020-1, Class A1, 1.69%, 7/15/60(a) ................................ 470 391
Series 2021-1A, Class A1, 1.53%, 3/15/61(a) ............................... 2,766 2,253
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 1/20/28 @ 100(a) ............... 2,518 2,548
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 11/20/28 @ 100(a) .............. 228 228
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable
5/20/27 @ 100(a) ................................................... 3,256 3,160

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Dell Equipment Finance Trust ..............................................
Series 2023-3, Class A3, 5.93%, 4/23/29, Callable 5/22/26 @ 100(a) .............. $ 232 $ 232
Series 2025-2, Class B, 4.34%, 3/24/31, Callable 4/22/28 @ 100(a) ............... 1,000 994
Series 2026-1A, Class B, 4.65%, 12/22/31, Callable 12/22/28 @ 100(a) ............ 1,000 998
Dext ABS LLC ........................................................
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 12/15/27 @ 100(a) .............. 2,333 2,445
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 2/15/29 @ 100(a) ............... 2,000 2,025
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
5/20/26 @ 100(a) ................................................... 5,667 5,551
Diamond Issuer LLC, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 5/20/26 @ 100(a) . 4,875 4,739
DLLAA LLC, Series 2025-1A, Class A4, 5.08%, 4/20/33, Callable 4/20/29 @ 100(a) ...... 2,375 2,421
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ...... 2,257 2,312
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a) ............. 175 176
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ............. 2,286 2,299
Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 4/20/28 @ 100(a) ............. 1,758 1,778
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............... 6,538 6,462
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 1,597 1,598
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1, Class A4, 4.58%, 1/15/32, Callable 5/15/29 @ 100(a) .............. 1,990 1,998
Series 2025-2, Class B, 4.50%, 9/15/32, Callable 1/15/30 @ 100(a) ............... 1,450 1,434
HPEFS Equipment Trust, Series 2025-1A, Class B, 4.51%, 9/20/32, Callable 3/20/29 @ 100(a) 2,000 1,995
Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.54%, 4/17/56, Callable 4/15/29 @
100(a) ........................................................... 1,500 1,493
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 1/15/28 @ 100 . 1,100 1,117
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 3/15/28 @
100(a) ........................................................... 1,300 1,321
M&T Equipment LEAF1 Notes, Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 6/16/28
@ 100(a) ......................................................... 1,600 1,609
MMAF Equipment Finance LLC ............................................
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,750 1,782
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 8/13/30 @ 100(a) .............. 210 215
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 2/20/27 @ 100(a) ....... 279 269
NMEF Funding LLC ....................................................
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 5/15/27 @ 100(a) ............... 1,985 2,002
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 12/15/28 @ 100(a) .............. 1,404 1,406
Series 2025-B, Class B, 4.73%, 1/18/33, Callable 9/15/28 @ 100(a) ............... 2,000 1,986
Series 2026-A, Class A3, 4.20%, 2/15/34, Callable 2/15/30 @ 100(a) .............. 2,000 1,985
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 4,143 3,389
Oaktree ABF Equipment ST LLC, Series 2026-1A, Class B, 4.91%, 10/17/33, Callable
10/15/28 @ 100(a) .................................................. 773 763
Pawnee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 7/15/26
@ 100(a) ......................................................... 161 161
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 1/20/28 @ 100(a) ............ 3,500 3,551
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 837 845
Series 2026-1A, Class A3, 4.39%, 7/20/33, Callable 9/20/29 @ 100(a) ............. 1,714 1,705
Post Road Equipment Finance LLC, Series 2025-1A, Class C, 5.13%, 5/15/31, Callable
1/15/28 @ 100(a) ................................................... 2,061 2,060
Progress Residential Trust .................................................
Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 4,356 4,329
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 3,938 3,913
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 8,545 8,372
QTS Issuer ABS II LLC, Series 2026-4A, Class A2, 5.70%, 3/5/56, Callable 3/5/29 @ 100(a) 3,000 3,002
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50,
Callable 8/15/28 @ 100(a) ............................................ 2,000 1,953
SCF Equipment Leasing LLC ..............................................
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 2/20/29 @ 100(a) .............. 3,000 3,036
Series 2024-1A, Class A3, 5.52%, 1/20/32, Callable 3/20/29 @ 100(a) ............. 2,945 2,988
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56, Callable 3/25/29
@ 100(a) ......................................................... 1,625 1,568
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 4,000 3,882

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55, Callable 8/15/28 @
100(a) ........................................................... $ 2,000 $ 1,958
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 3/15/56, Callable 3/15/29 @ 100(a) .. 1,161 1,135
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 5/15/26 @ 100(a) ............ 4,000 3,906
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 5/15/26 @ 100(a) .............. 2,438 2,405
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 8/12/27 @ 100(a) ............. 428 434
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 8/12/28 @ 100(a) ............ 1,168 1,184
Verizon Master Trust, Series 2025-10, Class A, 4.28%, 10/20/33, Callable 10/20/30 @ 100(a) 2,000 1,989
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 4/15/28 @ 100(a) ............. 3,500 3,498
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 10/15/28 @ 100(a) ........... 1,990 1,994
Series 2026-1A, Class A4, 4.04%, 1/17/33, Callable 11/15/29 @ 100(a) ............ 2,000 1,977
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 5,972 5,369
Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, 4/15/31, Callable 4/15/29 @
100(a) ........................................................... 1,500 1,496
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 4,500 4,532
Series 2025-2A, Class A2, 5.95%, 6/20/55, Callable 12/20/28 @ 100(a) ............ 2,000 2,031
170,352
Agency ABS Other (0.8%):
CIT Education Loan Trust, Series 2007-1, Class B, 4.25% (SOFR90A+56bps), 6/25/42,
Callable 6/25/26 @ 100(a)(c) .......................................... 1,603 1,403
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 5.26% (SOFR30A+161bps), 8/25/50, Callable 11/25/33 @ 100(c) 3,000 2,997
Series 2018-2A, Class B, 4.91% (SOFR30A+126bps), 3/25/67, Callable 1/25/38 @
100(a)(c) ......................................................... 3,500 3,364
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 4.48% (SOFR90A+81bps), 10/25/65, Callable 7/25/26 @ 100(c) 634 609
Series 2005-9, Class B, 4.23% (SOFR90A+56bps), 1/25/41, Callable 10/25/28 @ 100(c) 1,078 1,025
Series 2006-10, Class B, 4.15% (SOFR90A+48bps), 3/25/44, Callable 4/25/30 @ 100(c) 835 787
Series 2007-1, Class B, 4.15% (SOFR90A+48bps), 1/27/42, Callable 10/25/29 @ 100(c) 3,033 2,797
Series 2007-7, Class B, 4.68% (SOFR90A+101bps), 10/27/70, Callable 7/25/26 @ 100(c) 5,740 5,806
Series 2012-6, Class B, 4.76% (SOFR30A+111bps), 4/27/43, Callable 4/25/30 @ 100(c) 12,862 12,195
30,983
Total Asset-Backed Securities (Cost $436,033)
a
a
a
435,810
Collateralized Mortgage Obligations (5.3%)
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 1,310 1,325
Federal National Mortgage Association, Series 2025-40, Class B, 5.00%, 10/25/50 ........ 1,021 1,023
Government National Mortgage Association ....................................
Series 2024-1, Class GA, 4.50%, 6/20/50 .................................. 4,717 4,699
Series 2024-160, Class MA, 4.50%, 6/20/52 ................................ 3,156 3,135
Series 2024-95, Class AB, 2.50%, 6/20/45 ................................. 1,611 1,480
Series 2025-114, Class JA, 4.50%, 8/20/51 ................................. 1,268 1,259
12,921
Agency Commercial MBS (1.0%):
Federal Home Loan Mortgage Corporation .....................................
Series K097, Class A2, 2.51%, 7/25/29 ................................... 8,000 7,591
Series K100, Class A2, 2.67%, 9/25/29 ................................... 5,455 5,190
Series K121, Class A2, 1.55%, 10/25/30 .................................. 435 387
Series K135, Class A2, 2.15%, 10/25/31(d) ................................ 1,200 1,073
Series K138, Class A2, 2.48%, 1/25/55, Callable 1/25/32 @ 100 ................. 980 887
Series KG02, Class A2, 2.41%, 8/25/29 ................................... 9,091 8,613
Series S8FX, Class A1, 3.02%, 3/25/27 ................................... 2,706 2,689
Federal National Mortgage Association .......................................
Series 2017-M2, Class A2, 2.96%, 2/25/27(d) ............................... 1,520 1,507
Series 2017-M7, Class A2, 2.96%, 2/25/27(d) ............................... 1,822 1,806
Series 2018-M4, Class A2, 3.17%, 3/25/28(d) ............................... 4,293 4,218

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-M12, Class A, 3.10%, 12/25/28(d) .............................. $ 2,281 $ 2,218
36,179
Commercial MBS (4.0%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 5.40% (TSFR1M+174bps), 6/15/40(a)(b)(c) .......... 3,000 3,012
Series 2025-OANA, Class B, 5.50% (TSFR1M+184bps), 6/15/40(a)(b)(c) .......... 2,000 2,006
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class A, 5.30% (TSFR1M+165bps), 8/15/42(a)(b)(c) .......... 1,000 998
Series 2025-ATRM, Class B, 5.75% (TSFR1M+210bps), 8/15/42(a)(b)(c) .......... 1,277 1,268
Aventura Mall Trust, Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b)(d) ............... 5,000 4,933
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 4/15/27 @ 100 ........... 5,600 5,390
Benchmark Mortgage Trust ................................................
Series 2020-B22, Class A5, 1.97%, 1/15/54, Callable 1/15/31 @ 100 .............. 2,000 1,768
Series 2026-B42, Class ASB, 4.94%, 3/15/59, Callable 3/15/36 @ 100 ............. 2,000 1,997
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a)(b) ............ 2,265 2,102
Series 2026-ALOHA, Class A, 5.05% (TSFR1M+135bps), 4/15/43(a)(b)(c) ......... 1,500 1,500
Series 2026-CSMO, Class A, 5.05% (TSFR1M+140bps), 2/15/43(a)(b)(c) .......... 1,390 1,391
Series 2026-CSMO, Class B, 5.35% (TSFR1M+170bps), 2/15/43(a)(b)(c) .......... 1,220 1,224
BX Trust .............................................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(b) .......... 9,231 8,739
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 4,000 3,967
Series 2025-ARIA, Class A, 5.20%, 12/13/42(a)(b)(d) ......................... 2,250 2,263
Series 2025-GW, Class A, 5.26% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 2,000 2,001
Series 2025-VOLT, Class A, 5.35% (TSFR1M+170bps), 12/15/44(a)(b)(c) .......... 2,500 2,496
BXP Trust ............................................................
Series 2021-601L, Class A, 2.62%, 1/15/44(a)(b) ............................ 1,000 871
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b)(d) .......................... 6,500 5,470
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b)(d) .......................... 3,500 2,832
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class AM, 3.25%, 10/15/45, Callable 10/15/26 @ 100(b) ......... 8,600 8,420
Series 2012-CR4, Class XA, 1.29%, 10/15/45, Callable 5/15/26 @ 100(b)(d) ........ 10,719 127
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(b) .......... 3,500 2,983
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 4,000 4,169
CRSNT Trust, Series 2026-MOON, Class A, 5.05% (TSFR1M+140bps), 2/15/43(a)(b)(c) ... 2,000 1,994
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a)(b) ... 2,500 2,115
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @
100(a)(b) ......................................................... 2,500 —(e)
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 5.40% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 1,998 1,997
GGP, Series 2026-TY, Class A, 4.83%, 3/5/43(a)(b)(d) ............................ 1,500 1,485
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) .... 1,697 1,503
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 1/13/30
@ 100 ........................................................... 4,231 3,988
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 2/5/45(a)(b)(d) ......... 2,833 2,893
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 4,150 4,127
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b)(d) ......................... 2,000 1,875
Series 2025-SPRL, Class A, 5.65%, 1/13/40(a)(b)(d) .......................... 3,242 3,314
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.50% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 3,100 3,101
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32(a)(b) ...... 6,000 5,472
IRV Trust, Series 2025-200P, Class A, 5.47%, 3/14/47, Callable 2/14/35 @ 100(a)(b)(d) .... 1,950 1,963
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.15% (TSFR1M+150bps),
6/15/39(a)(b)(c) .................................................... 1,201 1,198
LEX Mortgage Trust, Series 2024-BBG, Class A, 5.04%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 2,407 2,398
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.91%, 10/15/42(a)(b)(d) .. 1,818 1,808
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ 3,980 3,843
Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(b)(d) .......................... 1,000 962
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(b) ................ 6,480 5,997

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.90% (TSFR1M+125bps),
8/15/42(a)(b)(c) .................................................... $ 1,000 $ 1,000
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/10/40(a)(b) ...................... 4,000 4,062
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%, 5/15/39(a)(b)(d) .. 2,000 1,990
SLG Office Trust .......................................................
Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(b) ............................ 5,200 4,635
Series 2026-OMA, Class A, 4.97%, 4/15/41(a)(b)(d) .......................... 4,050 4,060
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.10% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 3,993 3,956
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A, 5.35% (TSFR1M+169bps),
10/15/42(a)(b)(c) ................................................... 1,500 1,501
145,164
Total Collateralized Mortgage Obligations (Cost $201,656)
a
a
a
194,264
Shares
Preferred Stocks (0.9%)
Consumer Staples (0.1%):
CHS, Inc., Series 1, 7.88%(f) .............................................. 190,818 4,986
Financials (0.0%):(g)
Citigroup Capital XIII, 10.30% (TSFR3M+663bps), 10/30/40(c) ..................... 40,000 1,176
Real Estate (0.8%):
Mid-America Apartment Communities, Inc., Series I, 8.50%(f) ...................... 219,731 12,182
Prologis, Inc., Series Q, 8.54%(f) ........................................... 283,503 15,054
27,236
Total Preferred Stocks (Cost $29,485)
a
a
a
33,398
Principal Amount
(000)
Senior Secured Loans (0.1%)
Financials (0.1%):
Edelman Financial Engines Center LLC, Term Loan B, First Lien, 11/28/31(h) ........... $ 2,500 2,500
Total Senior Secured Loans (Cost $2,475)
a
a
a
2,500
Corporate Bonds (36.4%)
Communication Services (1.1%):
Alphabet, Inc., 4.70%, 11/15/35, Callable 8/15/35 @ 100 .......................... 1,500 1,470
AT&T, Inc., 5.13%, 4/30/36, Callable 1/30/36 @ 100 ............................. 3,000 2,946
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%,
6/1/41, Callable 12/1/40 @ 100 ......................................... 5,000 3,465
Comcast Corp.
3.90%, 3/1/38, Callable 9/1/37 @ 100 .................................... 3,000 2,575
2.89%, 11/1/51, Callable 5/1/51 @ 100 ................................... 3,500 2,008
CSC Holdings LLC, 5.50%, 4/15/27, Callable 6/4/26 @ 100(a) ...................... 3,000 2,531
Discovery Global Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 .............. 1,580 1,568
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 3,935 3,475
Meta Platforms, Inc.
5.50%, 11/15/45, Callable 5/15/45 @ 100 .................................. 2,800 2,603
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 2,000 2,002
Paramount Global
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 4,000 3,854
4.38%, 3/15/43 .................................................... 1,500 957
T-Mobile USA, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 5,000 4,545
5.70%, 1/15/56, Callable 7/15/55 @ 100 .................................. 2,000 1,887
Verizon Communications, Inc.
4.13%, 8/15/46 .................................................... 5,000 3,947
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 3,000 1,812
41,645

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (2.1%):
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... $ 3,750 $ 3,296
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 4,500 4,199
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a) ..................... 5,600 5,301
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100 ......................... 6,166 5,369
Hasbro, Inc., 4.65%, 3/12/31, Callable 2/12/31 @ 100 ............................. 1,269 1,259
Kohl's Corp., 5.13%, 5/1/31, Callable 2/1/31 @ 100 .............................. 3,000 2,453
Marriott International, Inc.
4.63%, 6/15/30, Callable 3/15/30 @ 100 .................................. 2,333 2,330
3.50%, 10/15/32, Callable 7/15/32 @ 100 ................................. 2,750 2,534
5.10%, 5/1/38, Callable 2/1/38 @ 100 .................................... 1,500 1,438
Mattel, Inc.
3.75%, 4/1/29, Callable 5/15/26 @ 100(a)(i) ................................ 7,750 7,531
5.00%, 11/17/30, Callable 10/17/30 @ 100(i) ............................... 464 465
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100(i) .................................. 2,000 1,900
4.25%, 8/1/31, Callable 5/1/31 @ 100(i) .................................. 4,250 3,914
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 5,367 4,535
Smithsonian Institution, 2.65%, 9/1/39 ........................................ 2,000 1,547
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)(i) ......................... 8,250 7,470
Stellantis Finance US, Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ................ 13,800 11,801
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 3,000 3,013
Volkswagen Group of America Finance LLC
5.65%, 3/25/32, Callable 1/25/32 @ 100(a) ................................ 3,000 3,058
5.80%, 3/27/35, Callable 12/27/34 @ 100(a) ............................... 2,000 2,017
75,430
Consumer Staples (2.3%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 3,000 2,611
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 2,000 1,160
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100 ........................ 9,000 8,188
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 3,400 3,395
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 12,000 10,963
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100(a) .......................... 6,000 5,287
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 5,645 4,988
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 7/15/30, Callable 7/16/26 @ 103.31(a) .............................. 3,600 3,637
5.60%, 1/15/31, Callable 12/15/30 @ 100(a) ............................... 1,481 1,442
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 3,000 2,711
Keurig Dr. Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100 .................... 5,000 3,918
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 4,000 3,531
Maple Parent Holdings Corp., 5.70%, 3/26/36, Callable 12/26/35 @ 100(a) ............. 4,000 4,005
Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @ 100(a) ............................. 2,000 1,966
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,846
1.85%, 2/15/31, Callable 11/15/30 @ 100 .................................. 2,000 1,753
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100 .............. 2,000 2,056
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100(a) .................. 7,000 5,613
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 5,000 4,995
Sysco Corp.
2.45%, 12/14/31, Callable 9/14/31 @ 100 ................................. 5,000 4,407
4.95%, 3/25/36, Callable 12/25/35 @ 100 ................................. 1,056 1,014
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 4,000 3,949
83,435
Energy (3.5%):
APA Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 .............................. 5,404 3,916
Boardwalk Pipelines LP, 5.38%, 2/15/36, Callable 11/15/35 @ 100 ................... 3,000 2,969
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100 ...................... 10,000 8,867
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 6,364 5,550
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 4,000 3,750

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ConocoPhillips Co.
4.15%, 11/15/34, Callable 5/15/34 @ 100 .................................. $ 4,500 $ 4,273
5.55%, 3/15/54, Callable 9/15/53 @ 100 .................................. 3,485 3,343
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 3,000 3,025
Diamondback Energy, Inc., 5.75%, 4/18/54, Callable 10/18/53 @ 100 ................. 2,000 1,915
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 3,000 3,083
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54, Callable 4/15/54 @ 100 ................................. 3,000 2,826
6.20%, 1/15/55, Callable 7/15/54 @ 100 .................................. 3,385 3,435
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(f) ...................... 2,000 2,005
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 3,000 2,957
5.35%, 1/15/36, Callable 10/15/35 @ 100 ................................. 2,049 2,037
EOG Resources, Inc., 5.35%, 1/15/36, Callable 10/15/35 @ 100 ..................... 3,000 3,043
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 2,000 2,137
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a) ............ 6,500 5,988
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100 .................... 4,000 3,953
HF Sinclair Corp., 6.25%, 1/15/35, Callable 10/15/34 @ 100 ........................ 3,000 3,110
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 6/4/26 @ 101.04(a) ............................... 4,000 4,020
6.00%, 2/1/31, Callable 6/4/26 @ 103(a) .................................. 3,000 2,967
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100 .................. 2,000 1,714
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 5/20/26 @ 101.58 ................................ 2,000 1,977
3.75%, 2/15/31, Callable 5/20/26 @ 101.88(a) .............................. 1,332 1,244
Occidental Petroleum Corp.
6.45%, 9/15/36 .................................................... 1,461 1,570
4.40%, 8/15/49, Callable 2/15/49 @ 100 .................................. 10,235 7,652
ONEOK, Inc.
5.05%, 11/1/34, Callable 8/1/34 @ 100 ................................... 3,000 2,938
6.25%, 10/15/55, Callable 4/15/55 @ 100 ................................. 1,000 984
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 1,500 1,535
Phillips 66 Co.
4.65%, 11/15/34, Callable 5/15/34 @ 100 .................................. 1,000 972
4.90%, 10/1/46, Callable 4/1/46 @ 100 ................................... 750 651
Plains All American Pipeline LP, 5.95%, 6/15/35, Callable 3/15/35 @ 100 .............. 2,400 2,475
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100 6,250 6,051
Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35, Callable 6/16/35 @ 100(a) ........ 2,000 2,040
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ................................ 6,500 6,422
4.80%, 5/15/30, Callable 2/15/30 @ 100(a) ................................ 3,000 2,924
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100(a) ............... 5,000 4,633
Targa Resources Corp., 5.55%, 8/15/35, Callable 5/15/35 @ 100 ..................... 2,400 2,429
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100 ................................... 1,000 973
5.25%, 2/1/50, Callable 8/1/49 @ 100 .................................... 500 423
128,776
Financials (9.5%):
200 Park Funding Trust, 5.74%, 2/15/55, Callable 8/15/54 @ 100(a) .................. 4,000 3,849
Aegon Funding Co. LLC, 5.63%, 5/7/36, Callable 2/7/36 @ 100 ..................... 3,000 2,995
Ally Financial, Inc., 4.70% (H15T5Y+387bps), Callable 5/15/26 @ 100(c)(f)(i) .......... 2,000 1,995
American Express Co.
3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(c)(f) ....................... 1,000 990
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) .................... 6,000 5,968
American Honda Finance Corp.
5.20%, 4/8/33(i) .................................................... 1,500 1,499
5.20%, 3/5/35 ..................................................... 1,500 1,485
American International Group, Inc., 5.45%, 5/7/35, Callable 2/7/35 @ 100 .............. 4,500 4,587
American National Global Funding, 5.55%, 1/28/30(a)(i) .......................... 1,648 1,674
American National Group, Inc., 6.00%, 7/15/35, Callable 4/15/35 @ 100 ............... 3,000 2,940
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 5,000 4,982

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Aon North America, Inc.
5.45%, 3/1/34, Callable 12/1/33 @ 100 ................................... $ 2,000 $ 2,044
5.75%, 3/1/54, Callable 9/1/53 @ 100 .................................... 2,000 1,922
Apollo Global Management, Inc., 5.15%, 8/12/35, Callable 5/12/35 @ 100 .............. 2,900 2,820
Ares Capital Corp., 5.25%, 4/12/31, Callable 3/12/31 @ 100 ........................ 2,000 1,946
Banc of California, 3.25% (TSFR3M+252bps), 5/1/31(c) .......................... 4,000 3,981
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(f) ....................... 3,500 3,467
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(c) .................. 3,000 2,678
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 2,500 2,173
Blackstone Private Credit Fund
5.35%, 3/12/31, Callable 2/12/31 @ 100 .................................. 2,000 1,925
5.95%, 5/15/31, Callable 4/15/31 @ 100 .................................. 840 826
Block Financial LLC, 3.88%, 8/15/30, Callable 5/15/30 @ 100 ...................... 2,000 1,882
Blue Owl Credit Income Corp.
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 500 495
5.80%, 3/15/30, Callable 2/15/30 @ 100 .................................. 1,500 1,459
Brown & Brown, Inc., 5.55%, 6/23/35, Callable 3/23/35 @ 100 ...................... 1,261 1,256
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ..... 3,500 3,595
Citizens Financial Group, Inc.
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(c) .................. 1,364 1,352
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100(c) .................. 2,500 2,495
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 1,845 1,986
CNO Global Funding
4.95%, 9/9/29(a) ................................................... 2,227 2,242
4.70%, 12/11/30(a) .................................................. 3,000 2,971
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 4,000 3,288
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 3,000 2,981
Cullen/Frost Capital Trust II, 5.48% (TSFR3M+181bps), 3/1/34, Callable 6/4/26 @ 100(c) .. 5,000 4,445
CVS Pass-Through Trust, 6.04%, 12/10/28 ..................................... 1,938 1,960
ERAC USA Finance LLC, 5.25%, 4/30/36, Callable 1/30/36 @ 100(a) ................. 4,000 3,993
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 4,000 3,722
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 6,500 6,439
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 1,321 1,313
Fifth Third Bancorp, 4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(c) ......... 6,957 6,717
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 4,000 3,466
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 8,850 9,036
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 4,750 4,810
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,550 1,570
4.40%, 7/1/49, Callable 1/1/49 @ 100 .................................... 1,000 757
Ford Motor Credit Co. LLC
6.80%, 11/7/28, Callable 10/7/28 @ 100 .................................. 2,000 2,075
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 2,000 2,010
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 2,000 1,949
Fulton Financial Corp., 5.98% (TSFR3M+230bps), 3/15/30, Callable 6/15/26 @ 100(c) ..... 2,932 2,920
GA Global Funding Trust, 2.90%, 1/6/32(a) .................................... 3,000 2,616
Gabx Leasing LLC, 5.30%, 4/15/36, Callable 1/15/36 @ 100(a) ...................... 2,500 2,470
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 6,500 5,718
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 1,750 1,739
5.40%, 3/15/33, Callable 1/15/33 @ 100 .................................. 1,000 977
5.55%, 11/15/35, Callable 8/15/35 @ 100 .................................. 1,500 1,447
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 2,308 2,385
Golub Capital Private Credit Fund, 5.60%, 4/15/31, Callable 3/15/31 @ 100(a) ........... 1,500 1,449
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(a) ............ 6,589 6,227
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 2,750 2,747
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 7,676 6,610
Huntington Capital Trust I, 4.63% (TSFR3M+96bps), 2/1/27, Callable 6/4/26 @ 100(c) ..... 2,300 2,258
Hyundai Capital America, 5.00%, 4/7/31, Callable 3/7/31 @ 100(a) ................... 3,500 3,508

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ILFC E-Capital Trust I, 6.38%, 12/21/65, Callable 6/4/26 @ 100(a)(c) ................. $ 10,000 $ 8,531
JPMorgan Chase & Co.
4.42% (TSFR3M+76bps), 2/1/27, Callable 6/4/26 @ 100(c) .................... 4,000 3,967
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 2,750 2,426
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(c) .................... 7,250 7,322
KeyBank NA
3.40%, 5/20/26, MTN ................................................ 2,500 2,498
3.90%, 4/13/29 .................................................... 3,000 2,935
4.90%, 8/8/32 ..................................................... 1,000 982
KeyCorp, 4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ......... 3,784 3,708
Lincoln National Corp.
5.35%, 11/15/35, Callable 8/15/35 @ 100(i) ................................ 2,500 2,430
6.27% (TSFR3M+262bps), 5/17/66, Callable 8/11/26 @ 100(c) .................. 2,341 1,929
Loews Corp., 4.94%, 4/1/36, Callable 1/1/36 @ 100 .............................. 1,425 1,392
LPL Holdings, Inc., 5.75%, 6/15/35, Callable 3/15/35 @ 100 ........................ 3,980 4,003
LSEG US Fin Corp., 5.25%, 3/23/36, Callable 12/23/35 @ 100(a) .................... 3,000 2,988
Marsh & McLennan Cos., Inc., 4.95%, 3/15/36, Callable 12/15/35 @ 100 ............... 1,898 1,871
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(c) ............. 1,800 1,595
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 1,500 1,511
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 8,000 6,927
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 3,000 3,061
Pinnacle Financial Partners, Inc., 7.54% (USISOA05+338bps), 2/7/29(c) ............... 10,000 10,369
PNC Bank NA, 2.70%, 10/22/29 ............................................ 6,000 5,646
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 4,000 3,596
Protective Life Corp., 5.35%, 12/15/35, Callable 9/15/35 @ 100(a) ................... 2,000 1,970
Protective Life Global Funding
4.83%, 4/14/31(a) .................................................. 1,500 1,498
5.43%, 1/14/32(a) .................................................. 3,500 3,602
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 2,500 1,871
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(c) .................... 6,000 6,063
Raymond James Financial, Inc., 4.95%, 7/15/46 ................................. 4,000 3,561
Regions Bank/Birmingham AL, 6.45%, 6/26/37 ................................. 6,909 7,239
Santander Holdings USA, Inc.
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 2,500 2,587
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(c) ...................... 1,000 1,011
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) ......... 1,250 1,320
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 8,500 7,556
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 225 236
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a) .............. 5,000 4,438
The Allstate Corp., 6.85% (TSFR3M+320bps), 8/15/53, Callable 6/4/26 @ 100(c) ......... 5,000 4,994
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(c)(f) ...................... 7,000 6,920
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 3,030 3,084
The Charles Schwab Corp., 6.14% (SOFR+201bps), 8/24/34, Callable 8/24/33 @ 100(c) .... 1,385 1,477
The Hartford Insurance Group, Inc., 6.04% (TSFR3M+239bps), 2/12/47, Callable 6/4/26 @
100(a)(c) ......................................................... 8,000 7,699
The PNC Financial Services Group, Inc.
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(c) ................. 1,382 1,344
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... 1,408 1,451
TPG Operating Group II LP, 4.88%, 5/15/31, Callable 4/15/31 @ 100 ................. 1,873 1,848
Truist Bank, 4.63% (H15T5Y+115bps), 9/17/29(c) ............................... 2,450 2,433
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(f) ....................... 2,000 2,013
5.87% (SOFR+236bps), 6/8/34, Callable 6/8/33 @ 100, MTN(c) ................. 3,000 3,122
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) ............. 4,000 3,975
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 5,588 3,827
346,907
Health Care (2.2%):
180 Medical, Inc., 5.30%, 10/8/35, Callable 7/8/35 @ 100(a) ........................ 989 967

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Amgen, Inc.
4.85%, 2/19/36, Callable 11/19/35 @ 100 .................................. $ 4,642 $ 4,538
3.00%, 1/15/52, Callable 7/15/51 @ 100(i) ................................. 4,500 2,871
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 3,500 2,702
5.65%, 2/19/56, Callable 8/19/55 @ 100 .................................. 497 477
Baxter International, Inc.
5.65%, 12/15/35, Callable 9/15/35 @ 100 ................................. 658 647
3.13%, 12/1/51, Callable 6/1/51 @ 100 ................................... 10,000 5,753
Bristol-Myers Squibb Co., 5.90%, 11/15/33, Callable 8/15/33 @ 100 .................. 2,016 2,158
Centene Corp.
4.63%, 12/15/29, Callable 6/4/26 @ 101.54 ................................ 2,000 1,950
2.50%, 3/1/31, Callable 12/1/30 @ 100 ................................... 2,000 1,739
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30, Callable 3/1/30 @ 100(i) .................................. 3,750 3,471
8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(c) .................. 3,250 3,266
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 17,000 12,266
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 2,156 1,804
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 3,500 3,088
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 3,450 3,446
Humana, Inc., 5.55%, 5/1/35, Callable 2/1/35 @ 100 .............................. 1,500 1,490
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100 ................... 3,900 3,811
Orlando Health Obligated Group, 2.89%, 10/1/35 ................................ 1,660 1,436
Revvity, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 2,000 1,797
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 4,500 3,941
Solventum Corp.
5.45%, 3/13/31, Callable 1/13/31 @ 100 .................................. 1,300 1,337
5.90%, 4/30/54, Callable 10/30/53 @ 100 ................................. 1,267 1,228
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 4,000 2,889
Tenet Healthcare Corp., 6.13%, 6/15/30, Callable 5/20/26 @ 103.06 ................... 1,500 1,508
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100 ........................ 3,000 2,148
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 3,000 2,628
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,000 935
VSP Optical Group, Inc., 5.45%, 12/1/35, Callable 9/1/35 @ 100(a) ................... 1,207 1,190
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. 3,062 3,047
80,528
Industrials (4.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 3,551 3,174
American Airlines Pass Through Trust
3.70%, 10/1/26 .................................................... 4,182 4,162
4.00%, 9/22/27 .................................................... 5,262 5,179
3.58%, 1/15/28 .................................................... 2,193 2,152
4.00%, 2/15/29 .................................................... 2,838 2,747
3.60%, 10/15/29(i) .................................................. 5,670 5,392
5.65%, 11/11/34 .................................................... 571 566
4.90%, 5/11/38 ..................................................... 1,600 1,553
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/15/26 @ 100(a) ................................. 2,500 2,466
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 6,000 5,295
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 4,500 4,665
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 2,547 2,487
3.80%, 9/20/31(a) .................................................. 1,858 1,804
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a) ............... 2,500 2,520
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 5,000 3,903
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27 .............................. 4,877 4,832
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 1,667 1,668
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 ............................. 4,000 3,961
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 5,000 4,464
Honeywell Aerospace, Inc., 4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................ 2,500 2,469
Hubbell, Inc., 4.80%, 11/15/35, Callable 8/15/35 @ 100 ........................... 836 815

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... $ 7,020 $ 6,459
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 5,295 5,299
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 2,853 2,179
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 2,500 2,657
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 5,000 4,028
Ryder System, Inc., 5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ..................... 5,000 5,079
Southwest Airlines Co., 5.25%, 11/15/35, Callable 8/15/35 @ 100 .................... 2,000 1,899
Spirit Airlines Pass Through Trust
4.10%, 4/1/28 ..................................................... 7,000 6,684
3.38%, 2/15/30 .................................................... 5,761 5,351
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 4,000 3,814
5.71%, 5/1/40, Callable 11/1/39 @ 100 ................................... 6,000 6,054
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,000 1,947
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 6,400 6,073
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100 ....................... 4,550 4,752
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100 .................................... 2,000 1,784
4.25%, 4/15/43, Callable 10/15/42 @ 100 ................................. 5,000 4,023
United Airlines Pass Through Trust, 2.90%, 5/1/28 ............................... 3,626 3,470
United Airlines, Inc., 4.63%, 4/15/29, Callable 10/15/28 @ 100(a) .................... 4,000 3,946
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 3,500 3,492
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 3,150 3,198
Worthington Enterprises, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100 .................. 5,890 5,429
153,891
Information Technology (1.9%):
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100 .................................. 5,000 4,374
3.47%, 4/15/34, Callable 1/15/34 @ 100 .................................. 2,000 1,804
Dell International LLC/EMC Corp.
4.85%, 2/1/35, Callable 11/1/34 @ 100(i) .................................. 700 681
5.10%, 2/15/36, Callable 11/15/35 @ 100 .................................. 3,044 2,991
Hewlett Packard Enterprise Co.
5.25%, 4/1/33, Callable 2/1/33 @ 100 .................................... 2,000 2,007
5.00%, 10/15/34, Callable 7/15/34 @ 100 ................................. 3,000 2,926
HP, Inc., 5.50%, 1/15/33, Callable 10/15/32 @ 100(i) ............................. 3,000 3,053
International Business Machines Corp., 4.95%, 2/3/36, Callable 11/3/35 @ 100 .......... 3,355 3,265
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 4,776 4,407
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 3,365 3,342
Leidos, Inc.
2.30%, 2/15/31, Callable 11/15/30 @ 100 .................................. 3,000 2,667
5.00%, 3/15/36, Callable 12/15/35 @ 100 ................................. 2,500 2,420
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 5,950 5,727
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 4,250 2,507
Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100 ...................... 1,000 1,036
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 9,250 7,611
5.38%, 7/15/40 .................................................... 3,000 2,611
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 4,500 2,688
Salesforce, Inc.
5.20%, 3/15/33, Callable 1/15/33 @ 100 .................................. 1,210 1,208
5.55%, 3/15/36, Callable 12/15/35 @ 100 ................................. 8,800 8,774
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 2,000 1,999
68,098
Materials (2.4%):
Amcor Flexibles North America, Inc.
5.50%, 3/17/35, Callable 12/17/34 @ 100(i) ................................ 1,500 1,521
5.13%, 3/12/36, Callable 12/12/35 @ 100 ................................. 2,333 2,273
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 7,071 6,552
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 4,750 4,136
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 6,000 5,994
CF Industries, Inc., 5.30%, 11/26/35, Callable 8/26/35 @ 100 ....................... 1,935 1,937

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial Metals Co., 3.88%, 2/15/31, Callable 5/15/26 @ 101.94 .................. $ 4,500 $ 4,186
Eagle Materials, Inc., 5.00%, 3/15/36, Callable 12/15/35 @ 100 ...................... 3,915 3,756
Ecolab, Inc.
2.13%, 8/15/50, Callable 2/15/50 @ 100 .................................. 5,000 2,667
2.70%, 12/15/51, Callable 6/15/51 @ 100 ................................. 500 301
Freeport-McMoRan, Inc., 4.63%, 8/1/30, Callable 6/4/26 @ 102.31 ................... 2,000 1,993
Glencore Funding LLC
2.50%, 9/1/30, Callable 6/1/30 @ 100(a) .................................. 6,500 5,917
5.51%, 4/1/36, Callable 1/1/36 @ 100(a) .................................. 2,000 2,014
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100 .................. 4,000 3,828
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 5,485 4,018
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,500 1,790
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 5,000 4,462
Monsanto Co., 3.95%, 4/15/45, Callable 10/15/44 @ 100 .......................... 5,000 3,304
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 5,000 4,525
Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a)(i) .......................... 1,980 1,963
Packaging Corp. of America
5.20%, 8/15/35, Callable 5/15/35 @ 100 .................................. 1,042 1,039
3.05%, 10/1/51, Callable 4/1/51 @ 100 ................................... 5,875 3,695
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100(i) ...................... 3,870 3,796
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 4,000 4,069
The Dow Chemical Co.
4.25%, 10/1/34, Callable 4/1/34 @ 100 ................................... 1,750 1,600
5.25%, 11/15/41, Callable 5/15/41 @ 100 .................................. 2,500 2,238
Westlake Corp., 5.55%, 11/15/35, Callable 8/15/35 @ 100 .......................... 3,500 3,499
87,073
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc., 3.55%, 3/15/52, Callable 9/15/51 @ 100 ........... 5,000 3,359
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 11,878 10,304
CBRE Services, Inc.
4.90%, 1/15/33, Callable 11/15/32 @ 100 .................................. 2,000 1,977
5.50%, 6/15/35, Callable 3/15/35 @ 100 .................................. 4,000 4,056
5.25%, 6/1/36, Callable 3/1/36 @ 100 .................................... 2,500 2,456
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 5,354 4,851
Crown Castle, Inc., 2.25%, 1/15/31, Callable 10/15/30 @ 100 ....................... 1,250 1,108
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 5,000 4,419
GLP Capital LP/GLP Financing II, Inc.
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,617 3,237
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 2,000 1,986
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 3,502 3,111
Host Hotels & Resorts LP, 3.38%, 12/15/29, Callable 9/15/29 @ 100 .................. 3,500 3,332
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 4,000 3,211
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 1/15/35, Callable 10/15/34
@ 100 ........................................................... 1,500 1,457
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,158 1,176
Simon Property Group LP
4.75%, 9/26/34, Callable 6/26/34 @ 100 .................................. 1,450 1,419
5.85%, 3/8/53, Callable 9/8/52 @ 100 .................................... 3,400 3,387
The Northwestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(a) .. 1,255 1,293
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 6/4/26 @ 101.38(a) ..... 4,000 3,838
59,977
Utilities (5.6%):
AEP Texas, Inc.
5.70%, 5/15/34, Callable 2/15/34 @ 100 .................................. 1,500 1,548
5.85%, 10/15/55, Callable 4/15/55 @ 100 ................................. 2,000 1,922
Alabama Power Co., 3.85%, 12/1/42 ......................................... 3,000 2,406
Ameren Corp.
3.50%, 1/15/31, Callable 10/15/30 @ 100 ................................. 4,000 3,799
5.00%, 5/15/36, Callable 2/15/36 @ 100 .................................. 1,500 1,466
Arizona Public Service Co., 5.10%, 3/15/36, Callable 12/15/35 @ 100 ................. 2,500 2,462
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100 ................ 4,000 3,413

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100 ........................ $ 10,000 $ 7,261
Cleco Power LLC, 5.30%, 1/15/36, Callable 10/15/35 @ 100(a) ...................... 2,500 2,479
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 2,000 1,956
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100 ............... 5,000 4,038
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100 ......... 5,000 3,821
DTE Energy Co.
5.85%, 6/1/34, Callable 3/1/34 @ 100 .................................... 1,094 1,146
5.05%, 10/1/35, Callable 7/1/35 @ 100 ................................... 1,885 1,851
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100 ................. 5,000 3,852
Duke Energy Corp., 5.45%, 6/15/34, Callable 3/15/34 @ 100 ....................... 2,000 2,045
Duke Energy Indiana LLC, 4.95%, 3/15/36, Callable 12/15/35 @ 100 ................. 500 491
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100 .................. 7,000 5,675
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 3,967 3,499
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 6/4/26 @ 100 ..................... 6,750 6,135
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 .................... 5,000 4,897
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100 ................................... 9,420 9,289
3.55%, 9/30/49, Callable 3/30/49 @ 100 .................................. 5,000 3,501
Evergy Kansas Central, Inc., 5.25%, 3/15/35, Callable 12/15/34 @ 100 ................ 2,500 2,517
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 3,450 3,514
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 8,750 5,852
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 4,500 2,798
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 5,000 5,095
Indiana Michigan Power Co., 5.60%, 3/15/56, Callable 9/15/55 @ 100 ................. 2,000 1,924
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 5,475 5,283
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 2,000 1,969
MidAmerican Energy Co.
3.15%, 4/15/50, Callable 10/15/49 @ 100 ................................. 7,000 4,654
2.70%, 8/1/52, Callable 2/1/52 @ 100 .................................... 2,500 1,505
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 2,500 2,486
Mississippi Power Co., 4.25%, 3/15/42 ....................................... 3,168 2,650
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 3,550 3,558
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 3,392 2,716
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 3,750 3,060
5.80%, 6/1/54, Callable 12/1/53 @ 100 ................................... 1,000 960
Oncor Electric Delivery Co. LLC
5.35%, 4/1/35, Callable 1/1/35 @ 100 .................................... 1,417 1,444
3.75%, 4/1/45, Callable 10/1/44 @ 100 ................................... 5,000 3,830
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 6,000 3,852
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100 ................. 5,000 4,126
PPL Capital Funding, Inc.
5.25%, 9/1/34, Callable 6/1/34 @ 100 .................................... 1,490 1,504
6.63% (TSFR3M+293bps), 3/30/67, Callable 6/4/26 @ 100(c)(i) ................. 6,130 6,030
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100 ............... 7,000 4,118
Public Service Electric & Gas Co., 3.80%, 3/1/46, Callable 9/1/45 @ 100, MTN .......... 8,000 6,143
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 3,705 3,526
South Jersey Industries, Inc., 5.02%, 4/15/31 ................................... 9,000 7,847
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100 ............... 10,000 6,440
Tampa Electric Co., 5.15%, 3/1/35, Callable 12/1/34 @ 100 ........................ 1,500 1,505
The AES Corp., 5.80%, 3/15/32, Callable 1/15/32 @ 100 .......................... 3,000 3,051
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100 ...... 7,000 6,683
Tri-State Generation and Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100 ................................... 5,000 4,080
4.25%, 6/1/46, Callable 12/1/45 @ 100 ................................... 10,000 7,493
Union Electric Co., 5.20%, 4/1/34, Callable 1/1/34 @ 100 .......................... 2,500 2,539
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 2,375 2,479
206,183
Total Corporate Bonds (Cost $1,432,413)
a
a
a
1,331,943

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (9.5%)
Communication Services (0.2%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100 ................ $ 2,000 $ 1,689
TELUS Corp., 6.38% (H15T5Y+269bps), 6/9/56, Callable 3/9/31 @ 100(c) ............. 4,000 3,999
5,688
Consumer Discretionary (0.5%):
Brightstar Lottery PLC, 5.25%, 1/15/29, Callable 6/4/26 @ 100(a) .................... 5,500 5,475
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 860 842
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 4,000 3,637
Gildan Activewear, Inc., 5.40%, 10/7/35, Callable 7/7/35 @ 100(a) ................... 984 963
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)(i) .................... 7,192 6,114
Pershing Square Holdings Ltd., 5.50%, 10/28/32, Callable 8/28/32 @ 100(a) ............ 1,200 1,193
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 6/4/26 @ 100(a) ........... 1,214 1,213
19,437
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 5,000 4,712
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a) ........................... 12,000 11,996
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 1,200 1,032
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a) .............. 5,000 4,898
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... 2,179 2,243
6.75%, 3/15/34, Callable 12/15/33 @ 100 ................................. 258 281
25,162
Energy (0.9%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 5,000 4,804
BP Capital Markets PLC, 4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ........ 4,000 3,962
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100 ............. 2,400 2,435
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 5,000 5,136
TransCanada PipeLines Ltd., 6.12% (TSFR3M+247bps), 5/15/67, Callable 6/4/26 @ 100(c) . 10,124 8,985
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 1,336 1,411
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 3,750 4,277
31,010
Financials (4.1%):
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 2,000 2,093
Ascot Group Ltd.
4.25%, 12/15/30, Callable 6/4/26 @ 100(a) ................................ 7,802 7,307
6.35% (H15T5Y+238bps), 6/15/35, Callable 3/15/30 @ 100(a)(c) ................ 866 885
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(c) ....................................... 1,000 1,053
Banco Santander SA, 6.92%, 8/8/33 ......................................... 4,000 4,331
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 6,500 5,813
Barclays PLC
7.39% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100(c) .................. 5,000 5,198
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(c) ................ 5,000 4,470
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(c) ...................... 3,000 3,164
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a)(c) ................ 3,125 3,446
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 2,500 2,705
BNP Paribas SA, 4.63%, 3/13/27(a) .......................................... 4,500 4,507
BPCE SA
3.50%, 10/23/27(a) .................................................. 5,000 4,933
6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(c) .................. 3,500 3,629
Brookfield Asset Management Ltd., 5.30%, 1/15/36, Callable 10/15/35 @ 100 ........... 6,000 5,854
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(a) .................................................. 4,029 4,244
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 1,500 1,602
Deutsche Bank AG
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ................ 3,000 2,989
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) ..................... 5,000 4,559
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 8,000 7,584

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ING Groep NV, 5.42% (SOFRINDX+161bps), 3/23/37, Callable 3/23/36 @ 100(c) ........ $ 3,000 $ 2,999
Lloyds Banking Group PLC, 3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(c) 5,000 4,937
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c) ...... 8,750 7,894
Mizuho Financial Group, Inc., 2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(c) . 5,000 4,391
NatWest Group PLC, 5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(c) ..... 6,000 6,065
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35, Callable 1/1/35 @ 100 .................. 2,857 2,932
Societe Generale SA, 6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c)(i) ... 4,000 4,129
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c) 3,750 3,734
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 ........................... 8,500 7,451
Sumitomo Mitsui Trust Bank Ltd.
5.05%, 3/13/35(a) .................................................. 1,500 1,490
4.80%, 3/5/36(a) ................................................... 1,500 1,444
The Toronto-Dominion Bank
3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) ................... 10,000 9,953
5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(c) .................. 3,200 3,216
UBS Group AG, 3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)(c) ....... 4,445 4,396
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . 5,000 4,987
150,384
Health Care (0.8%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 3,939 3,884
Royalty Pharma PLC
5.40%, 9/2/34, Callable 6/2/34 @ 100 .................................... 3,500 3,546
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 5,000 3,813
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 2,500 1,707
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 2,900 2,589
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 3,864 3,921
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100 ................................. 3,000 2,732
3.75%, 3/15/51, Callable 9/15/50 @ 100 .................................. 8,000 5,676
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26 ................... 1,963 1,948
29,816
Industrials (1.0%):
Air Canada Pass Through Trust
3.60%, 3/15/27(a) .................................................. 5,019 4,958
3.75%, 12/15/27(a) .................................................. 3,251 3,197
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 3,000 3,103
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a)(i) .................... 3,500 3,361
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................... 3,000 2,945
LG Energy Solution Ltd.
5.25%, 4/2/31(a) ................................................... 4,300 4,309
5.50%, 7/2/34(a) ................................................... 3,000 2,981
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 5,500 5,650
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)
(i) .............................................................. 6,000 6,126
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27(a) ............................ 1,428 1,398
38,028
Information Technology (0.5%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. 4,000 4,179
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 7,000 6,216
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 5,765 5,896
SK hynix, Inc., 2.38%, 1/19/31(a)(i) ......................................... 1,000 910
17,201
Materials (0.6%):
ArcelorMittal SA, 7.00%, 10/15/39 .......................................... 4,000 4,399
Braskem Netherlands Finance B.V., 4.50%, 1/31/30, Callable 10/31/29 @ 100(a) ......... 4,000 2,360
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 7,235 6,775
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 4,414 4,523
Rio Tinto Finance USA PLC, 5.25%, 3/14/35, Callable 12/14/34 @ 100 ................ 1,660 1,691
19,748

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... $ 5,500 $ 4,871
Utilities (0.1%):
Enel Finance International NV, 2.50%, 7/12/31, Callable 4/12/31 @ 100(a) .............. 5,000 4,452
Total Yankee Dollars (Cost $355,682)
a
a
a
345,797
Municipal Bonds (2.8%)
Arizona (0.1%):
Arizona IDA Revenue
5.26%, 10/1/33 .................................................... 2,000 2,036
5.36%, 10/1/34 .................................................... 2,000 2,043
4,079
California (0.2%):
California Infrastructure & Economic Development Bank Revenue, Series B, 6.03%, 7/1/38 . 3,340 3,345
City of El Cajon Revenue
Series A, 2.09%, 4/1/29 .............................................. 425 401
Series A, 2.19%, 4/1/30 .............................................. 425 393
Series A, 2.29%, 4/1/31, Continuously Callable @100 ......................... 550 499
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100 ........... 2,590 2,586
7,224
Connecticut (0.2%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 1,500 1,482
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100 .................. 3,845 3,847
5,329
Florida (0.4%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 4,080 3,729
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 8,500 7,505
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%,
10/1/30, Continuously Callable @100 .................................... 2,500 2,299
13,533
Georgia (0.1%):
Savannah Hospital Authority Revenue, Series B, 3.99%, 7/1/38 ...................... 5,000 4,501
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 5,621 5,541
Illinois (0.1%):
City of Chicago, GO, Series A, 5.88%, 1/1/31 ................................... 1,315 1,319
State of Illinois Sales Tax Revenue
Series B, 2.51%, 6/15/32, Continuously Callable @100 ........................ 2,000 1,774
Series B, 2.66%, 6/15/33, Continuously Callable @100 ........................ 1,500 1,309
4,402
Indiana (0.0%):(g)
Indiana Finance Authority Revenue, Series A, 3.62%, 7/1/36 ........................ 1,500 1,383
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 2,950 2,919
Series A, 4.48%, 8/1/39(i) ............................................. 3,775 3,681
6,600
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B, 4.25%, 6/1/29 .............................................. 2,495 2,412
Series B, 4.35%, 6/1/30 .............................................. 1,325 1,269
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,310
4,991
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue
Series B, 7.38%, 10/1/35 ............................................. 2,040 2,092

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series G, 6.63%, 10/1/30 ............................................. $ 1,575 $ 1,599
3,691
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39 ........... 3,000 2,615
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 1,030 1,003
3,618
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28 ........... 9,750 9,647
Pennsylvania (0.3%):
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43 .......... 3,000 2,170
Public Parking Authority of Pittsburgh Revenue
2.33%, 12/1/29 .................................................... 895 836
2.58%, 12/1/31, Continuously Callable @100 ............................... 825 746
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29 ..................................................... 800 776
3.10%, 4/1/30 ..................................................... 950 911
3.15%, 4/1/31 ..................................................... 250 237
State Public School Building Authority Revenue
3.05%, 4/1/28 ..................................................... 2,000 1,962
3.15%, 4/1/30 ..................................................... 4,460 4,285
11,923
Texas (0.3%):
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100 ............... 2,800 2,373
Harris County Cultural Education Facilities Finance Corp. Revenue, 3.34%, 11/15/37 ...... 2,000 1,735
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28 ..................................................... 1,500 1,381
2.65%, 4/1/30 ..................................................... 1,150 978
2.73%, 4/1/31 ..................................................... 750 614
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28 ..................................................... 600 570
2.57%, 9/1/32, Continuously Callable @100 ............................... 1,000 884
2.69%, 9/1/33, Continuously Callable @100 ............................... 1,000 869
Waco Educational Finance Corp. Revenue
1.69%, 3/1/28 ..................................................... 1,500 1,433
2.06%, 3/1/31, Continuously Callable @100 ............................... 1,500 1,346
12,183
Wisconsin (0.1%):
Public Finance Authority Revenue, 3.63%, 6/1/51 ................................ 6,575 3,521
Total Municipal Bonds (Cost $111,660)
a
a
a
102,166
U.S. Government Agency Mortgages (9.9%)
Federal Farm Credit Banks Funding Corporation
3.98%, 2/5/29 ..................................................... 2,500 2,478
5.60%, 8/5/39 ..................................................... 4,000 3,977
6,455
Federal Home Loan Mortgage Corporation
5.50%, 12/1/35 - 1/1/55 .............................................. 36,601 37,035
1.50%, 4/1/37 ..................................................... 3,809 3,413
5.00%, 3/1/38 - 12/1/55 .............................................. 46,840 46,503
2.50%, 5/1/42 ..................................................... 3,668 3,261
3.50%, 5/1/42 - 11/1/52 .............................................. 12,648 11,655
4.50%, 11/1/42 - 10/1/52 .............................................. 9,643 9,379
4.00%, 1/1/43 - 12/1/54 .............................................. 12,992 12,329
3.00%, 1/1/52 - 5/1/52 ............................................... 7,508 6,626
6.00%, 8/1/53 - 3/1/55 ............................................... 7,525 7,707
137,908
Federal National Mortgage Association
2.50%, 2/1/28 - 3/1/52 ............................................... 9,343 8,098
6.50%, 4/1/31 - 3/1/32 ............................................... 116 121
5.00%, 6/1/33 - 11/1/55 .............................................. 38,087 37,747
5.50%, 9/1/35 - 12/1/55 .............................................. 31,477 31,860
6.00%, 5/1/36 - 8/1/54 ............................................... 9,766 10,043

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.00%, 4/1/38 - 7/1/53 ............................................... $ 11,797 $ 11,256
4.50%, 11/1/40 - 2/1/55 .............................................. 10,726 10,449
3.50%, 12/1/42 - 12/1/53 ............................................. 15,751 14,531
3.00%, 2/1/50 ..................................................... 3,748 3,320
127,425
Government National Mortgage Association
7.50%, 6/15/26 - 8/15/29 ............................................. 19 19
7.00%, 10/15/27 - 7/15/32 ............................................. 136 140
6.50%, 5/15/28 - 10/15/31 ............................................. 184 190
6.00%, 9/15/28 - 9/20/53 ............................................. 4,626 4,770
5.50%, 4/20/33 - 9/20/53 ............................................. 18,063 18,398
5.00%, 8/15/33 - 4/20/54 ............................................. 17,999 17,979
2.50%, 9/20/51 - 7/20/53 ............................................. 13,274 11,361
3.00%, 3/20/52 - 12/20/53 ............................................. 10,120 8,970
3.50%, 4/20/52 .................................................... 5,831 5,241
4.50%, 8/20/52 - 9/20/53 ............................................. 22,875 22,214
89,282
Total U.S. Government Agency Mortgages (Cost $360,265)
a
a
a
361,070
U.S. Treasury Obligations (22.4%)
U.S. Treasury Bonds
1.13%, 5/15/40 .................................................... 10,000 6,256
1.38%, 11/15/40 .................................................... 30,000 19,177
1.88%, 2/15/41 .................................................... 9,000 6,189
2.25%, 5/15/41 .................................................... 70,000 50,630
2.75%, 8/15/42 .................................................... 35,000 26,540
2.88%, 5/15/43 .................................................... 10,000 7,617
4.38%, 8/15/43 .................................................... 8,000 7,484
3.38%, 5/15/44 .................................................... 12,000 9,713
3.00%, 11/15/44 .................................................... 25,000 18,961
2.50%, 2/15/45 .................................................... 55,000 38,182
3.00%, 11/15/45 .................................................... 8,000 5,990
2.50%, 2/15/46 .................................................... 15,000 10,242
2.25%, 8/15/46 .................................................... 42,950 27,723
2.88%, 11/15/46 .................................................... 10,000 7,238
3.00%, 2/15/47 .................................................... 23,000 16,970
2.75%, 11/15/47 .................................................... 12,000 8,379
3.00%, 2/15/48 .................................................... 25,000 18,238
3.13%, 5/15/48 .................................................... 30,000 22,341
3.38%, 11/15/48 .................................................... 25,000 19,371
3.00%, 2/15/49 .................................................... 24,000 17,325
1.63%, 11/15/50 .................................................... 35,000 18,036
2.88%, 5/15/52 .................................................... 10,000 6,847
4.00%, 11/15/52 .................................................... 10,000 8,487
4.13%, 8/15/53 .................................................... 17,000 14,724
4.25%, 2/15/54 .................................................... 5,000 4,423
U.S. Treasury Inflation Indexed Notes, 0.88%, 1/15/29 ............................ 12,940 12,908
U.S. Treasury Notes
4.38%, 12/15/26 .................................................... 20,000 20,082
2.38%, 5/15/27 .................................................... 10,000 9,856
2.88%, 8/15/28 .................................................... 6,000 5,866
3.38%, 9/15/28 .................................................... 5,000 4,941
4.25%, 2/28/29 .................................................... 10,000 10,088
3.25%, 6/30/29 .................................................... 20,000 19,602
4.25%, 6/30/29 .................................................... 15,000 15,143
3.88%, 9/30/29 .................................................... 30,000 29,927
3.88%, 7/31/30 .................................................... 20,000 19,909
4.13%, 8/31/30 .................................................... 40,000 40,191
4.38%, 11/30/30 .................................................... 4,500 4,567
4.25%, 2/28/31 .................................................... 9,000 9,086
3.63%, 9/30/31 .................................................... 9,000 8,805
3.88%, 9/30/32 .................................................... 5,000 4,918
4.13%, 11/15/32 .................................................... 5,000 4,984

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3.75%, 11/30/32 .................................................... $ 10,000 $ 9,752
3.88%, 8/15/33 .................................................... 54,000 52,806
4.00%, 2/15/34 .................................................... 38,000 37,329
4.38%, 5/15/34 .................................................... 5,000 5,031
3.88%, 8/15/34 .................................................... 35,000 33,966
4.25%, 11/15/34 .................................................... 35,000 34,825
4.25%, 5/15/35 .................................................... 30,000 29,775
Total U.S. Treasury Obligations (Cost $939,916)
a
a
a
821,440
Repurchase Agreements (0.3%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 3.63%, purchased on
4/30/26, with a maturity date of 5/1/26, with a repurchase value of $11,001 (collateralized by
U.S. Treasury Notes, 4.25%, due 6/30/31, with an aggregate value of $11,220) ........... $ 11,000 11,000
Total Repurchase Agreements (Cost $11,000)
a
a
a
11,000
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(j) ........ 6,621,769 6,621
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.57%(j) ............ 6,621,769 6,622
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(j) ................ 6,621,769 6,622
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.56%(j) . 6,621,769 6,622
Total Collateral for Securities Loaned (Cost $26,487)
a
a
a
26,487
Total Investments (Cost $3,907,072) — 100.2% 3,665,875
Liabilities in excess of other assets —  (0.2)% (6,065)
NET ASSETS - 100.00% $ 3,659,810
At April 30, 2026, the Fund's investments in foreign securities were 9.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$964,851 (thousands) and amounted to 26.4% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2026.
(e) Rounds to less than $1 thousand.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i) All or a portion of this security is on loan.
(j) Rate disclosed is the daily yield on April 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of April 30, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of April 30, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Short-Term Bond Fund
69
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (29.5%)
ABS Auto (16.2%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 3/25/28 @ 100 (a) ............. $ 1,308 $ 1,314
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 3/25/28 @ 100 (a) .............. 694 697
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 3/25/28 @ 100 (a) .............. 785 788
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 3/25/28 @ 100 (a) .............. 602 607
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 4/15/27 @ 100 (a) ............... 2,000 2,032
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 4/15/27 @ 100 (a) ............... 1,268 1,298
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 7/15/27 @ 100 (a) ............... 2,033 2,046
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 7/15/27 @ 100 (a) ............... 1,333 1,379
Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 7/15/27 @ 100 ................ 1,263 1,277
Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 7/15/27 @ 100 ................ 1,500 1,515
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class C , 5 .22% , 9/15/32 , Callable 3/15/28 @ 100 (a) ............... 1,141 1,147
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 3/15/28 @ 100 (a) ............... 645 647
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 6/15/28 @ 100 (a) ............... 1,766 1,768
American Credit Acceptance Receivables Trust .................................
Series 2024-4 , Class C , 4 .91% , 8/12/31 , Callable 12/12/27 @ 100 (a) .............. 2,500 2,508
Series 2025-4 , Class C , 4 .83% , 1/13/31 , Callable 6/12/28 @ 100 (a) ............... 1,000 1,003
Series 2026-1 , Class C , 4 .55% , 1/12/33 , Callable 8/12/30 @ 100 (a) ............... 1,000 993
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class C , 5 .04% , 11/17/31 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 1,995
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 9/15/28 @ 100 (a) .............. 500 506
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 9/15/28 @ 100 (a) ............. 611 620
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 9/15/28 @ 100 (a) .............. 1,045 1,069
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 8/15/27 @ 100 (a) .............. 813 822
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 9/15/27 @ 100 (a) .............. 3,150 3,188
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 550 559
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 1,031 1,048
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 8/15/28 @ 100 (a) ............... 1,625 1,624
Series 2025-B , Class B , 4 .97% , 3/15/34 , Callable 10/15/28 @ 100 (a) .............. 900 908
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 4/10/28 @ 100 (a) ............. 1,895 1,916
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 4/10/28 @ 100 (a) .............. 2,400 2,421
Series 2026-1A , Class B , 4 .42% , 6/11/31 , Callable 1/11/29 @ 100 (a) .............. 1,000 995
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 1/11/29 @ 100 (a) ............. 647 642
Series 2026-1A , Class D , 5 .07% , 1/11/34 , Callable 1/11/29 @ 100 (a) .............. 1,000 993
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A , Class C , 2 .13% , 8/20/27 , Callable 8/20/26 @ 100 (a) .............. 667 663
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 787
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 535 537
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 2,000 2,022
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 1,000 1,013
Series 2023-7A , Class B , 6 .44% , 8/21/28 (a) ................................ 1,000 1,018
Bridgecrest Lending Auto Securitization Trust , Series 2024-4 , Class B , 4 .77% , 8/15/30 ,
Callable 10/15/28 @ 100 ............................................. 1,714 1,719
CarMax Auto Owner Trust ................................................
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 4/15/27 @ 100 ................ 1,000 1,012
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 6/15/27 @ 100 ................ 1,000 1,017
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 8/15/27 @ 100 ................. 1,000 1,028
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 10/15/27 @ 100 ................ 1,000 1,015
Series 2024-2 , Class D , 6 .42% , 10/15/30 , Callable 11/15/27 @ 100 ............... 3,000 3,064
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 3/15/28 @ 100 ................. 1,238 1,249
Series 2024-4 , Class D , 5 .36% , 8/15/31 , Callable 4/15/28 @ 100 ................. 1,480 1,484
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 5/15/28 @ 100 ................. 1,500 1,517
Series 2026-A , Class A2A , 4 .03% , 12/17/29 , Callable 5/15/29 @ 100 .............. 4,000 3,996
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 8/10/26 @ 100 ................ 39 39

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-N1 , Class B , 1 .09% , 1/10/28 , Callable 8/10/26 @ 100 ................ $ 143 $ 142
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ 109 109
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 8/10/26 @ 100 ................ 127 126
Series 2021-N2 , Class A2 , 0 .97% , 3/10/28 , Callable 4/10/27 @ 100 ............... 151 149
Series 2021-N2 , Class B , 0 .75% , 3/10/28 , Callable 4/10/27 @ 100 ................ 110 108
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 4/10/27 @ 100 ................ 108 106
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 4/10/27 @ 100 ................ 193 190
Series 2021-N3 , Class A2 , 1 .11% , 6/12/28 , Callable 7/10/27 @ 100 ............... 808 796
Series 2021-N3 , Class B , 0 .66% , 6/12/28 , Callable 7/10/27 @ 100 ................ 211 206
Series 2021-N3 , Class C , 1 .02% , 6/12/28 , Callable 7/10/27 @ 100 ................ 107 105
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............ 5,000 5,215
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 643 652
Series 2024-1A , Class C , 5 .36% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,000 2,039
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,340 2,402
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 11/25/27 @ 100 (a) ............. 4,028 4,160
Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,750 2,819
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 700 718
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 1/25/28 @ 100 (a) .............. 500 502
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 1/25/28 @ 100 (a) .............. 713 717
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,192 1,193
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 800 800
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,500 1,501
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 107 108
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,582 1,594
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,294 2,310
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 8/15/27 @ 100 (a) .............. 1,800 1,819
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 3,000 3,031
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 3,000 3,038
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 6/15/27 @ 100 (a) ............. 2,000 2,018
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class B , 4 .59% , 1/15/31 , Callable 11/15/28 @ 100 (a) ............. 1,112 1,104
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 11/15/28 @ 100 (a) ............. 927 919
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 11/15/28 @ 100 (a) ............. 651 649
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 722 724
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 100 101
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 4,000 4,038
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 1,895 1,911
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,886 4,987
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 1,000 1,019
Series 2024-2A , Class C , 6 .70% , 10/16/34 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,016
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 1,000 997
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 829 809
Series 2025-2A , Class C , 5 .38% , 3/17/36 , Callable 9/15/29 @ 100 (a) .............. 1,000 985
Series 2026-1A , Class C , 5 .28% , 8/15/36 , Callable 1/15/30 @ 100 (a) .............. 1,000 999
DT Auto Owner Trust , Series 2022-2A , Class D , 5 .46% , 3/15/28 , Callable 9/15/26 @ 100 (a) . 1,061 1,064
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @ 100 (a) ............ 2,250 2,288
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 2,445 2,509
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,310 1,351
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 5/20/26 @ 100 (a) .............. 396 396
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000 2,006
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 1,574 1,584
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 10/20/26 @ 100 (a) ............. 121 121
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 6/20/27 @ 100 (a) .............. 4,000 4,098
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 6/20/27 @ 100 (a) .............. 2,000 2,023
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 2,528 2,583
Series 2024-4 , Class A3 , 4 .56% , 11/20/28 , Callable 8/20/28 @ 100 (a) ............. 2,000 2,009
Series 2025-1 , Class A3 , 4 .82% , 2/20/29 , Callable 10/20/28 @ 100 (a) ............. 286 288

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Exeter Automobile Receivables Trust , Series 2025-1A , Class C , 5 .09% , 5/15/31 , Callable
12/15/28 @ 100 .................................................... $ 1,000 $ 1,007
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 3/15/28 @ 100 (a) ............. 2,828 2,867
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,713 1,742
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 3/15/28 @ 100 (a) ............. 551 561
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 3/15/28 @ 100 (a) .............. 852 877
Series 2025-1A , Class A4 , 5 .18% , 5/15/31 , Callable 7/15/28 @ 100 (a) ............. 2,000 2,025
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 7/15/28 @ 100 (a) .............. 647 656
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 7/15/28 @ 100 (a) ............. 683 692
Series 2026-1A , Class C , 4 .69% , 10/15/32 , Callable 8/15/29 @ 100 (a) ............. 1,638 1,606
Series 2026-1A , Class D , 5 .18% , 2/15/35 , Callable 8/15/29 @ 100 (a) .............. 500 492
First Investors Auto Owner Trust ............................................
Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 7/15/27 @ 100 (a) ............. 3,000 3,079
Series 2025-1A , Class D , 5 .22% , 12/15/33 , Callable 4/15/29 @ 100 (a) ............. 2,222 2,216
Flagship Credit Auto Trust , Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) 1,051 1,043
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 850 839
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 2,002
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 834
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 3,000 3,043
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 7,400 7,514
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class C , 5 .72% , 8/15/28 , Callable 1/15/27 @ 100 (a) ............... 1,372 1,374
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 6/15/27 @ 100 (a) ............... 714 717
Series 2024-1 , Class C , 5 .77% , 11/15/29 , Callable 6/15/27 @ 100 (a) .............. 1,000 1,004
Series 2024-1 , Class D , 6 .83% , 3/15/30 , Callable 6/15/27 @ 100 (a) ............... 1,000 1,008
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 2/15/28 @ 100 (a) ............ 3,000 3,043
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,660 1,693
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @ 100 (a) .............. 998 1,023
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 5/15/26 @ 100 (a) ............. 1,250 1,249
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 12/15/27 @ 100 (a) ............. 1,642 1,664
Series 2024-2A , Class B , 5 .77% , 11/15/28 , Callable 8/15/28 @ 100 (a) ............. 925 929
Series 2024-3A , Class B , 5 .08% , 1/16/29 , Callable 11/15/28 @ 100 (a) ............. 2,000 2,007
Series 2025-1A , Class C , 5 .07% , 11/15/30 , Callable 12/15/28 @ 100 (a) ............ 6,000 6,043
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 6/15/28 @ 100 (a) .............. 2,000 2,131
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 875 884
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,015
Series 2024-2A , Class C , 5 .93% , 6/17/30 , Callable 10/15/28 @ 100 (a) ............. 2,000 2,039
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 12/15/28 @ 100 (a) ............ 2,279 2,276
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,806 1,820
Series 2025-1A , Class D , 5 .74% , 4/15/32 , Callable 2/15/29 @ 100 (a) .............. 1,950 1,968
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A , Class B , 5 .33% , 3/15/29 (a) ................................ 2,000 2,015
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,409 1,432
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 1/15/28 @ 100 (a) ............. 4,500 4,546
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,200 1,215
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,929 1,958
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 1/15/28 @ 100 (a) .............. 1,641 1,682
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 3,665 3,677
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 5/15/27 @ 100 (a) ............... 3,000 3,025
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 5/15/27 @ 100 (a) .............. 2,625 2,653
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ 333 334
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 1,333 1,336
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2025-2 , Class B1 , 4 .84% , 9/20/33 , Callable 10/20/29 @ 100 (a) ............. 1,152 1,151
Series 2026-1 , Class B1 , 4 .50% , 2/20/34 , Callable 5/20/30 @ 100 (a) .............. 1,872 1,856

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 8/15/28 @
100 ............................................................. $ 941 $ 945
LAD Auto Receivables Trust ...............................................
Series 2022-1A , Class C , 6 .85% , 4/15/30 , Callable 8/15/26 @ 100 (a) .............. 1,482 1,492
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 426 427
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 1,811 1,824
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 6/15/27 @ 100 (a) .............. 1,400 1,417
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 8/15/27 @ 100 (a) ............. 1,820 1,859
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 10/15/27 @ 100 (a) ............. 614 621
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 762 759
Series 2025-1A , Class B , 5 .05% , 5/15/30 , Callable 7/15/28 @ 100 (a) .............. 2,000 2,017
Series 2025-1A , Class C , 5 .11% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 3,000 3,016
Series 2025-1A , Class D , 5 .52% , 5/17/32 , Callable 7/15/28 @ 100 (a) .............. 4,000 4,022
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 9/15/27 @ 100 (a) ............... 2,000 2,004
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 9/15/27 @ 100 (a) ............... 4,000 4,013
Series 2025-1 , Class D , 6 .19% , 2/15/30 , Callable 9/15/27 @ 100 (a) ............... 2,500 2,501
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A3 , 4 .73% , 6/17/30 , Callable
9/15/28 @ 100 (a) ................................................... 2,500 2,516
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 7/20/26 @ 100 (a) .............. 794 796
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 7/20/26 @ 100 (a) .............. 4,000 4,014
Series 2023-1A , Class D , 8 .20% , 5/20/36 , Callable 7/20/26 @ 100 (a) .............. 730 733
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 1,216 1,221
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 2,638 2,663
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 4,107 4,143
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 5,820 5,905
Series 2025-1A , Class C , 5 .21% , 1/20/39 , Callable 5/20/29 @ 100 (a) .............. 614 611
Series 2025-1A , Class E , 8 .48% , 1/20/39 , Callable 5/20/29 @ 100 (a) .............. 1,000 1,003
Navistar Financial Dealer Note Master Owner Trust II .............................
Series 2025-1 , Class B , 4 .42% , 9/25/30 (a) ................................. 1,182 1,180
Series 2025-1 , Class C , 4 .72% , 9/25/30 (a) ................................. 602 603
Nissan Auto Lease Trust , Series 2025-A , Class C , 5 .11% , 6/15/29 , Callable 10/15/27 @ 100 . 1,000 1,005
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 9/15/27 @ 100 (a) ............. 1,690 1,727
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............ 2,775 2,815
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............. 2,000 2,051
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............. 2,250 2,319
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 10/15/27 @ 100 (a) ............ 4,500 4,707
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 11/15/28 @ 100 (a) ............ 2,000 2,008
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 11/15/28 @ 100 (a) ............. 1,214 1,218
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 11/15/28 @ 100 (a) ............ 1,860 1,865
Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 11/15/28 @ 100 (a) ............ 2,000 2,001
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 5/10/26 @
100 (a) ........................................................... 592 590
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 5/10/26 @
100 (a) ........................................................... 481 478
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 2,000 2,004
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 5/15/26 @ 100 (a) .............. 1,345 1,345
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 5/15/26 @ 100 (a) ............... 1,412 1,413
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,005
Series 2024-A , Class C , 5 .20% , 9/16/30 , Callable 9/15/28 @ 100 (a) ............... 1,000 1,004
Series 2024-A , Class D , 5 .78% , 9/15/32 , Callable 9/15/28 @ 100 (a) ............... 1,000 1,010
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 3/15/29 @ 100 (a) .............. 750 740
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 9/15/27 @ 100 (a) .............. 401 402
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 6/15/28 @ 100 (a) .............. 4,000 4,022
Series 2024-2A , Class B , 4 .56% , 2/15/29 , Callable 9/15/28 @ 100 (a) .............. 800 799
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 3/15/29 @ 100 (a) .............. 529 529
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 11/15/27 @ 100 (a) ............. 348 351

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 11/15/27 @ 100 (a) ............. $ 1,580 $ 1,602
Series 2024-A , Class D , 6 .11% , 6/15/32 , Callable 7/15/28 @ 100 (a) ............... 1,070 1,081
Series 2024-A , Class E , 7 .76% , 6/15/32 , Callable 7/15/28 @ 100 (a) ............... 1,070 1,082
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 1,120 1,126
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 1,416 1,424
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 518 520
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 1,607 1,601
SBNA Auto Receivables Trust ..............................................
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,667 1,671
Series 2025-SF1 , Class E , 6 .74% , 10/15/31 , Callable 3/15/29 @ 100 (a) ............ 1,450 1,444
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 10/15/27 @ 100 (a) ............ 2,700 2,736
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 10/15/27 @ 100 (a) ............ 2,500 2,553
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 10/15/27 @ 100 (a) ............. 5,635 5,783
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 10/15/27 @ 100 (a) ............ 2,730 2,827
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,990 2,013
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 2,000 2,028
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 2/15/29 @ 100 (a) ............. 1,000 997
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 2/15/29 @ 100 (a) .............. 560 559
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 699 703
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 566 571
Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 845 857
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 1,431 1,444
Series 2026-A , Class B , 4 .28% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 1,778 1,771
Series 2026-A , Class C , 4 .43% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 1,636 1,634
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 2,229 2,229
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 2,709 2,762
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,260 1,279
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,500 1,524
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 4/20/28 @ 100 (a) .............. 1,857 1,888
Series 2024-3A , Class A4 , 4 .60% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............ 1,000 1,005
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............. 1,000 1,005
Tesla Auto Lease Trust ...................................................
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) ............. 1,000 1,003
Series 2024-A , Class B , 5 .55% , 5/22/28 , Callable 7/20/26 @ 100 (a) ............... 1,000 1,003
Series 2024-B , Class B , 5 .11% , 8/21/28 , Callable 12/20/26 @ 100 (a) .............. 2,083 2,093
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 7/20/27 @ 100 (a) .............. 1,500 1,521
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @ 100 (a) ............... 1,950 1,986
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 833 835
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
3/25/28 @ 100 (a) ................................................... 2,114 2,112
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 1,589 1,600
United Auto Credit Securitization Trust .......................................
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 11/10/27 @ 100 (a) .............. 4,000 3,999
Series 2026-1 , Class B , 4 .63% , 5/10/29 (a) ................................. 1,000 992
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 1/15/28 @ 100 (a) 1,400 1,404
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 6/15/27 @ 100 (a) ............. 215 215
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 6/15/27 @ 100 (a) ............ 2,000 2,014
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 6/15/27 @ 100 (a) .............. 3,133 3,181
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 6/15/27 @ 100 (a) .............. 2,500 2,553
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 7/15/28 @ 100 (a) ............... 1,855 1,877
Series 2024-A , Class A3 , 5 .62% , 12/15/28 , Callable 11/15/28 @ 100 (a) ............ 423 424
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 750 754
Series 2024-A , Class C , 6 .44% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 1,000 1,011
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 2,544 2,504
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 3,214 3,176

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Westlake Automobile Receivables Trust .......................................
Series 2023-4A , Class D , 7 .19% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. $ 3,000 $ 3,087
Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable 9/15/26 @ 100 (a) .............. 962 964
Series 2024-3A , Class B , 4 .72% , 11/15/29 , Callable 1/15/28 @ 100 (a) ............. 1,000 1,003
Series 2024-3A , Class C , 4 .92% , 11/15/29 , Callable 1/15/28 @ 100 (a) ............. 1,000 1,004
Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable 4/15/28 @ 100 (a) .............. 625 629
Series 2025-1A , Class C , 5 .14% , 10/15/30 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,006
Series 2025-P1 , Class C , 5 .15% , 11/15/30 , Callable 3/15/28 @ 100 (a) ............. 1,000 1,010
Series 2026-P1 , Class C , 4 .38% , 8/15/31 , Callable 7/15/28 @ 100 (a) .............. 1,000 987
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 212 213
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,345 1,355
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 3,333 3,364
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 2,769 2,825
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,644 3,732
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 2,625 2,660
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 833 836
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 2,000 2,010
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 2,056 2,069
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 2/15/27 @
100 ............................................................. 2,750 2,771
445,832
ABS Card (0.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 2,000 2,058
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 1,890 1,894
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 789 792
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 903 906
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 1,250 1,242
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 1,774 1,788
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,111 1,118
Golden Credit Card Trust , Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................. 5,000 4,958
Master Credit Card Trust II , Series 2023-3A , Class C , 7 .08% , 10/21/30 (a) .............. 1,500 1,568
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 800 807
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 1,009
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,500 1,527
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 1,273 1,268
20,935
ABS Other (12.5%):
AFG ABS I LLC , Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 1/15/27 @ 100 (a) ...... 843 848
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 5/15/26
@ 100 (a) ......................................................... 5,500 5,459
AMSR Trust ..........................................................
Series 2021-SFR1 , Class A , 1 .95% , 6/17/38 (a) (b) ............................ 2,000 1,890
Series 2021-SFR1 , Class B , 2 .15% , 6/17/38 (a) (b) ............................ 2,000 1,882
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (b) ............................ 1,200 1,129
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 8/20/26 @ 100 (a) ............. 24 24
Series 2022-2A , Class B , 5 .65% , 10/20/28 , Callable 8/20/26 @ 100 (a) ............. 2,000 2,006
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750 759
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,966 1,996
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 500 513
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 12/20/27 @ 100 (a) ............. 1,912 1,934
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 12/20/27 @ 100 (a) ............. 2,722 2,744
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,009
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,005
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 1,500 1,483

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... $ 1,000 $ 982
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 1,000 986
Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 1,375 1,378
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 1/15/28 @ 100 (a) ............. 3,000 3,023
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 1,239 1,261
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,200 1,226
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 1,000 1,033
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 2/15/29 @ 100 (a) ............. 1,876 1,898
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 614 627
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 750 766
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 3,000 3,102
Barings Equipment Finance LLC , Series 2025-A , Class A2 , 4 .64% , 10/13/28 (a) .......... 1,305 1,310
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 2/15/27 @
100 (a) ........................................................... 210 211
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 7/15/27 @ 100 (a) .............. 851 853
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 7/15/27 @ 100 (a) .............. 903 913
Capital Automotive REIT .................................................
Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 657 651
Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @ 100 (a) ........... 1,774 1,710
Capteris Equipment Finance LLC ...........................................
Series 2024-1A , Class A2 , 5 .58% , 7/20/32 , Callable 5/20/28 @ 100 (a) ............. 1,824 1,846
Series 2026-1A , Class A2 , 4 .44% , 9/20/33 , Callable 6/20/30 @ 100 (a) ............. 1,000 998
Series 2026-1A , Class B , 4 .95% , 9/20/33 , Callable 6/20/30 @ 100 (a) .............. 1,000 992
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 5/15/26 @ 100 (a) ..... 2,760 2,733
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 2,804 2,812
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 9/14/26 @ 100 (a) ............... 2,010 2,022
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 9/14/26 @ 100 (a) ............... 3,556 3,579
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 7/14/27 @ 100 (a) ............... 3,250 3,319
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 7/14/27 @ 100 (a) ............... 1,300 1,336
Series 2024-1 , Class C , 5 .22% , 3/15/32 , Callable 4/14/28 @ 100 (a) ............... 2,000 2,015
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,087 1,089
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 7/14/29 @ 100 (a) ............... 1,221 1,212
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 314 261
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 (a) ............................... 2,766 2,253
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,170 1,168
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. 585 583
Series 2026-1A , Class D , 5 .91% , 11/20/34 , Callable 8/20/29 @ 100 (a) ............. 2,500 2,491
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 4,500 4,501
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 133 134
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 1/20/28 @ 100 (a) .............. 745 750
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 2,518 2,548
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 1,500 1,529
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 11/20/28 @ 100 (a) .............. 455 456
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 2,790 2,708
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 2,694 2,705
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,235 1,237
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 11/22/26 @ 100 (a) .............. 1,350 1,360
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 11/22/26 @ 100 (a) .............. 1,464 1,478
Series 2024-2 , Class C , 4 .99% , 8/22/30 , Callable 6/22/27 @ 100 (a) ............... 1,000 1,004
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 6/22/27 @ 100 (a) ............... 1,118 1,124
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 629 638
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 4/22/28 @ 100 (a) ............... 2,000 1,989
Series 2026-1A , Class D , 5 .19% , 11/22/32 , Callable 12/22/28 @ 100 (a) ............ 874 873

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. $ 86 $ 87
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 5,430 5,484
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 600 619
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 3,000 3,022
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 1,666 1,746
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 2/15/29 @ 100 (a) ............... 1,000 997
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 2/15/29 @ 100 (a) ............... 1,000 997
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 2/15/29 @ 100 (a) ............... 2,000 2,024
Series 2025-2 , Class B , 4 .66% , 4/15/36 , Callable 6/15/29 @ 100 (a) ............... 585 578
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable 5/20/26 @ 100 (a) .............. 3,333 3,265
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 5/20/26 @ 100 (a) .............. 3,000 2,940
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 5/20/26 @ 100 (a) . 3,273 3,179
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 9/20/27 @ 100 (a) ............. 1,100 1,108
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 4/20/29 @ 100 (a) ............. 2,087 2,108
DLLAD LLC ..........................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 1/20/29 @ 100 (a) ............. 1,000 1,012
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 1,290 1,321
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 3/20/27 @ 100 (a) ............. 351 352
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 3/20/27 @ 100 (a) ............. 1,143 1,150
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 4/20/28 @ 100 (a) ............. 1,406 1,423
FirstKey Homes Trust ....................................................
Series 2021-SFR1 , Class B , 1 .79% , 8/17/38 (a) (b) ............................ 3,000 2,973
Series 2021-SFR1 , Class C , 1 .89% , 8/17/38 (a) (b) ............................ 3,000 2,974
Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............................ 2,308 2,281
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 1,000 985
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) (b) ........................... 1,750 1,722
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,598
FRTKL , Series 2021-SFR1 , Class B , 1 .72% , 9/17/38 (a) (b) ......................... 1,500 1,482
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 11/20/28 @ 100 (a) ............. 654 656
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 11/20/28 @ 100 (a) ............. 1,200 1,211
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 11/20/28 @ 100 (a) ............. 800 811
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 1,500 1,514
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,496
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 650 657
Series 2024-2 , Class B , 5 .23% , 5/15/31 , Callable 10/15/28 @ 100 (a) .............. 1,000 1,013
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 2,000 2,006
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 2,000 2,000
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 1/20/27 @ 100 (a) .............. 1,478 1,486
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 3,838 3,874
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 2,343 2,375
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 1,654 1,651
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 2,000 1,992
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 748 740
Iskandar Enterprise LLC , Series 2026-1A , Class A23 , 5 .54% , 4/17/56 , Callable 4/15/29 @
100 (a) ........................................................... 1,000 996
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 1/15/28 @ 100 . 1,100 1,117
Kubota Credit Owner Trust ................................................
Series 2023-2A , Class A4 , 5 .23% , 6/15/28 , Callable 3/15/27 @ 100 (a) ............. 1,500 1,515
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 3/15/28 @ 100 (a) ............. 1,300 1,321
Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) .............................. 3,211 3,218
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 2,596 2,621
Series 2024-1A , Class A3 , 4 .76% , 8/18/31 , Callable 6/16/28 @ 100 (a) ............. 1,000 1,004
Series 2025-1A , Class A3 , 4 .78% , 9/17/29 , Callable 4/16/29 @ 100 (a) ............. 2,739 2,746
MMAF Equipment Finance LLC ............................................
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 1,908 1,931

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... $ 1,500 $ 1,527
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 8/13/30 @ 100 (a) .............. 1,100 1,125
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 2,005 2,013
MVW LLC ...........................................................
Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 2/20/27 @ 100 (a) ............ 301 289
Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 2/20/27 @ 100 (a) ............ 314 303
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 5/20/26 @ 100 (a) ............. 4,516 3,793
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 5/20/26 @ 100 (a) ............. 1,466 872
NMEF Funding LLC ....................................................
Series 2022-B , Class B , 7 .12% , 6/15/29 , Callable 8/15/26 @ 100 (a) ............... 448 450
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 2,500 2,522
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 1,111 1,116
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 3,535 3,534
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 1,250 1,268
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 3,309 3,313
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 6,482 6,526
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 9/15/28 @ 100 (a) ............... 1,579 1,567
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 2/15/30 @ 100 (a) ............... 1,000 981
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 2,110 1,726
Oaktree ABF Equipment ST LLC ...........................................
Series 2026-1A , Class A2 , 4 .50% , 10/17/33 , Callable 10/15/28 @ 100 (a) ........... 750 746
Series 2026-1A , Class B , 4 .91% , 10/17/33 , Callable 10/15/28 @ 100 (a) ............ 386 381
Series 2026-1A , Class C , 5 .31% , 10/17/33 , Callable 10/15/28 @ 100 (a) ............ 482 479
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 5/14/26
@ 100 (a) ......................................................... 5,500 5,532
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 383 383
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 1/20/28 @ 100 (a) ............ 2,500 2,536
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 1/20/28 @ 100 (a) ............. 2,500 2,530
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 1,429 1,434
Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............. 2,239 2,249
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 1,675 1,690
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 1,529 1,543
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 1,800 1,813
Series 2026-1A , Class B , 4 .75% , 7/20/33 , Callable 9/20/29 @ 100 (a) .............. 1,500 1,494
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 9/20/29 @ 100 (a) .............. 1,500 1,484
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 1,254 1,259
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 1,994 2,007
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 1,250 1,267
Series 2024-1A , Class E , 8 .50% , 12/15/31 , Callable 1/15/27 @ 100 (a) ............. 1,000 1,024
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 1/15/28 @ 100 (a) .............. 546 549
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 1/15/28 @ 100 (a) .............. 2,195 2,194
Series 2025-1A , Class D , 5 .43% , 5/15/31 , Callable 1/15/28 @ 100 (a) .............. 1,680 1,683
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 1/15/28 @ 100 (a) .............. 2,353 2,366
Series 2026-1A , Class D , 5 .51% , 10/17/33 , Callable 1/15/30 @ 100 (a) ............. 824 822
Progress Residential Trust .................................................
Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (b) ............................ 2,400 2,385
Series 2021-SFR5 , Class C , 1 .81% , 7/17/38 (a) (b) ............................ 1,500 1,490
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 2,813 2,795
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 1,000 977
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 2/20/29 @ 100 (a) .............. 857 867
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 2/20/29 @ 100 (a) .............. 4,863 4,963
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class A3 , 5 .11% , 11/21/33 , Callable 9/20/31 @ 100 (a) ............ 400 405
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,250 1,262
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,500 1,500
Sotheby's Artfi Master Trust , Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @
100 (a) ........................................................... 1,705 1,699

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... $ 1,930 $ 1,862
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 3,000 2,911
Tricon Residential Trust ..................................................
Series 2022-SFR1 , Class B , 4 .20% , 4/17/39 (a) (b) ............................ 1,000 993
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (b) ........ 857 843
Trinity Rail Leasing LLC , Series 2019-2A , Class A1 , 2 .39% , 10/18/49 , Callable 5/17/26 @
100 (a) ........................................................... 180 179
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,861 4,928
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,077 1,093
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,500 2,448
VB-S1 Issuer LLC , Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) .. 1,742 1,703
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 5/15/26 @ 100 (a) .............. 1,000 987
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 2,159 2,176
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 167 170
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 685 694
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 2,000 2,027
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 749 763
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,001 1,015
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 525 532
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 437 444
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 388 402
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 522 525
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 709 726
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 2,000 2,024
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 833 841
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 2,466 2,475
Series 2025-1 , Class C , 5 .09% , 1/21/31 , Callable 1/20/28 @ 100 ................. 1,875 1,884
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 700 692
Series 2025-7 , Class C , 4 .40% , 8/20/31 , Callable 8/20/28 @ 100 ................. 1,500 1,486
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 12/24/27 @ 100 (a) ..... 1,995 1,999
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A3 , 4 .29% , 10/16/28 , Callable 4/15/28 @ 100 (a) ............ 667 668
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 4/15/28 @ 100 (a) ............. 2,500 2,499
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 10/15/28 @ 100 (a) ........... 4,000 4,007
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .06% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 2,189 2,192
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,751 1,751
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,000 1,012
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 9/20/28 @ 100 (a) .............. 379 374
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 9/20/28 @ 100 (a) .............. 1,000 996
Yamaha Motor Master Trust II ..............................................
Series 2026-A , Class B , 4 .64% , 4/15/31 , Callable 4/15/29 @ 100 (a) ............... 2,000 1,994
Series 2026-A , Class C , 4 .89% , 4/15/31 , Callable 4/15/29 @ 100 (a) ............... 1,017 1,014
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 4,000 4,029
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 2,000 2,013
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 1,000 1,015
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,167 1,192
342,043
Agency ABS Other (0.0%):(c)
Nelnet Student Loan Trust , Series 2005-3 , Class B , 4 .23% ( SOFR90A + 54 bps ) , 9/22/37 ,
Callable 6/22/26 @ 100 (d) ............................................ 1,048 1,028
Total Asset-Backed Securities (Cost $806,075)
a
a
a
809,838

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (0.0%)(c)
Cash Flow CLO (0.0%):(c)
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 7/24/26 @
100 (a) ........................................................... $ 1,000 $ 999
Total Collateralized Loan Obligations (Cost $995)
a
a
a
999
Collateralized Mortgage Obligations (4.8%)
Agency CMO Other (1.8%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 1,921 1,943
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,828 2,813
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 3,159 3,180
Series 5611 , Class LE , 4 .50% , 8/25/49 .................................... 3,099 3,055
Series 5639 , Class DA , 4 .50% , 2/25/49 ................................... 966 949
Federal National Mortgage Association .......................................
Series 2012-104 , Class HC , 1 .25% , 9/25/27 ................................ 30 30
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,029 1,038
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 1,409 1,416
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,787 1,790
Series 2025-55 , Class AC , 4 .50% , 4/25/53 ................................. 4,807 4,769
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 1,778 1,764
Series 2026-10 , Class AD , 4 .50% , 1/25/51 ................................. 1,394 1,373
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,383 1,399
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 904 911
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,480 1,489
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 1,436 1,425
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 1,409 1,420
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,510 1,517
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 6,111 6,105
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,905 1,875
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 476 473
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 667 669
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 1,862 1,842
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ 3,359 3,336
Series 2025-196 , Class GA , 4 .75% , 5/20/65 ................................ 1,473 1,467
Series 2025-2 , Class EA , 4 .50% , 9/20/40 .................................. 1,695 1,693
49,741
Agency Commercial MBS (0.1%):
Federal National Mortgage Association , Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ....... 1,000 908
Commercial MBS (2.9%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .40% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (d) .......... 2,500 2,510
Series 2025-OANA , Class B , 5 .50% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (d) .......... 2,000 2,006
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .23% , 8/11/42 (a) (b) (e) .......................... 1,259 1,263
Series 2025-1345 , Class A , 5 .25% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (d) ............ 1,250 1,251
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .30% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (d) .......... 2,500 2,496
Series 2025-ATRM , Class B , 5 .75% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (d) .......... 2,277 2,261
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (b) (e) ............... 2,000 1,947
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .85% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (d) .................................................... 1,906 1,902
BX Commercial Mortgage Trust ............................................
Series 2025-COPT , Class A , 5 .40% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (d) ........... 1,538 1,537
Series 2026-CSMO , Class A , 5 .05% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (d) .......... 1,390 1,391
Series 2026-CSMO , Class B , 5 .35% ( TSFR1M + 170 bps ) , 2/15/43 (a) (b) (d) .......... 1,210 1,214
Series 2026-XL6 , Class A , 4 .85% ( TSFR1M + 120 bps ) , 3/15/43 (a) (b) (d) ............ 1,000 998
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (b) ............................ 500 499
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 2,750 2,727

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-GW , Class A , 5 .26% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (d) ............ $ 3,000 $ 3,002
Series 2025-ROIC , Class A , 4 .80% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (d) ........... 2,280 2,275
Series 2025-VOLT , Class A , 5 .35% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (d) .......... 1,500 1,498
Series 2025-VOLT , Class B , 5 .75% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (d) .......... 1,474 1,471
COMM Mortgage Trust , Series 2012-CR4 , Class XA , 1 .29% , 10/15/45 , Callable 5/15/26 @
100 (e) ........................................................... 10,719 128
CRSNT Trust , Series 2026-MOON , Class A , 5 .05% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (d) ... 2,000 1,994
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .40% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(d) ............................................................. 1,998 1,997
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) .... 11,481 10,165
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 5,000 4,972
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (b) (e) .......................... 1,326 1,356
JW Commercial Mortgage Trust , Series 2026-MRCO , Class A , 5 .15% ( TSFR1M + 150 bps ) ,
6/15/39 (a) (b) (d) .................................................... 801 799
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (e) ....................................................... 1,926 1,918
LEX Trust , Series 2026-450 , Class A , 5 .00% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (d) ........ 1,417 1,415
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .91% , 10/15/42 (a) (b) (e) .. 1,364 1,356
Manhattan West Mortgage Trust , Series 2020-1MW , Class B , 2 .41% , 9/10/39 (a) (b) (e) ...... 4,000 3,865
MILE Trust , Series 2025-STNE , Class A , 5 .15% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (d) ..... 3,000 2,994
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .20% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (d) .................................................... 3,250 3,251
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 2,357 2,390
SHR Trust , Series 2024-LXRY , Class A , 5 .60% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (d) ..... 2,105 2,114
SLG Office Trust , Series 2026-OMA , Class B , 5 .16% , 4/15/41 (a) (b) (e) ................ 2,375 2,382
SREIT Trust , Series 2021-MFP2 , Class C , 5 .14% ( TSFR1M + 149 bps ) , 11/15/36 (a) (b) (d) .... 2,000 1,999
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .10% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (d) .................................................... 3,000 2,972
80,315
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust , Series 2013-5 , Class A2 , 3 .00% , 5/25/43 , Callable 5/25/26 @
100 (a) (e) ......................................................... 428 389
Total Collateralized Mortgage Obligations (Cost $132,006)
a
a
a
131,353
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII , 10 .30% ( TSFR3M + 663 bps ) , 10/30/40 (d) ..................... 200,000 5,878
Total Preferred Stocks (Cost $5,470)
a
a
a
5,878
Principal Amount
(000)
Senior Secured Loans (0.0%)(c)
Financials (0.0%):(c)
Edelman Financial Engines Center LLC, Term Loan B, First Lien , 11/28/31 (f) ........... $ 1,250 1,250
Total Senior Secured Loans (Cost $1,237)
a
a
a
1,250
Corporate Bonds (41.9%)
Communication Services (0.9%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... 2,000 2,065
Discovery Global Holdings, Inc. , 3 .76% , 3/15/27 , Callable 2/15/27 @ 100 .............. 948 941
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 (a) ......................... 4,750 4,750
Meta Platforms, Inc. , 4 .55% , 5/15/31 , Callable 4/15/31 @ 100 ....................... 4,500 4,499
Omnicom Group, Inc. , 4 .20% , 3/2/29 , Callable 2/2/29 @ 100 ....................... 3,000 2,965
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 5,000 4,925
Sirius XM Radio LLC , 3 .13% , 9/1/26 , Callable 6/4/26 @ 100 (a) ..................... 3,000 2,983
T-Mobile USA, Inc. , 3 .50% , 4/15/31 , Callable 5/15/26 @ 101.75 ..................... 3,000 2,838
25,966

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (2.3%):
AutoNation, Inc. , 4 .45% , 1/15/29 , Callable 12/15/28 @ 100 ........................ $ 2,000 $ 1,984
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. 2,000 2,009
4 .30% , 8/12/27 (a) .................................................. 2,000 1,995
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 2,000 2,015
eBay, Inc. , 4 .25% , 3/6/29 , Callable 2/6/29 @ 100 ................................ 2,000 1,991
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 2,000 2,020
5 .05% , 4/4/28 ..................................................... 3,000 3,027
Genuine Parts Co. , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 ........................ 2,000 1,997
Grand Canyon University , 5 .13% , 10/1/28 , Callable 8/1/28 @ 100 .................... 5,600 5,555
Hasbro, Inc. , 4 .65% , 3/12/31 , Callable 2/12/31 @ 100 ............................. 1,015 1,007
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 2,000 2,019
Las Vegas Sands Corp. , 5 .90% , 6/1/27 , Callable 5/1/27 @ 100 ....................... 3,804 3,843
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 2,350 2,390
Mattel, Inc.
5 .88% , 12/15/27 , Callable 5/15/26 @ 100 (a) ............................... 7,250 7,251
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 (g) ............................... 4,307 4,319
Sodexo, Inc.
5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) ................................ 3,000 3,032
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) (g) .............................. 3,000 2,716
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 1,250 1,260
Stellantis Financial Services US Corp. , 4 .95% , 9/15/28 , Callable 8/15/28 @ 100 (a) ........ 1,000 996
Tapestry, Inc. , 5 .10% , 3/11/30 , Callable 2/11/30 @ 100 ............................ 2,000 2,024
The Home Depot, Inc. , 5 .15% , 6/25/26 ....................................... 1,875 1,878
Volkswagen Group of America Finance LLC
4 .95% , 3/25/27 (a) .................................................. 2,500 2,511
4 .45% , 9/11/27 (a) ................................................... 2,000 1,995
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 2,000 2,066
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 2,000 2,023
YMCA of Greater New York , 5 .18% , 8/1/30 , Callable 5/1/30 @ 100 .................. 625 631
64,554
Consumer Staples (1.5%):
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 4,000 4,128
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 .................. 2,000 2,044
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4 .75% , 1/15/29 , Callable 6/4/26 @ 101.19 (a) ............................... 4,500 4,358
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 1,111 1,081
Diageo Investment Corp. , 5 .13% , 8/15/30 , Callable 7/15/30 @ 100 ................... 1,091 1,114
Keurig Dr. Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 3,000 3,032
Maple Parent Holdings Corp. , 4 .75% , 3/26/29 , Callable 2/26/29 @ 100 (a) .............. 1,500 1,500
Mars, Inc. , 4 .45% , 3/1/27 (a) ............................................... 3,000 3,010
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 5,000 5,048
5 .25% , 9/7/28 , Callable 8/7/28 @ 100 .................................... 3,000 3,063
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 4,156 4,151
Sysco Corp.
5 .10% , 9/23/30 , Callable 8/23/30 @ 100 .................................. 3,000 3,035
4 .40% , 7/25/31 , Callable 6/25/31 @ 100 .................................. 1,682 1,644
The Campbell's Company , 5 .20% , 3/19/27 ..................................... 2,000 2,015
The J.M. Smucker Co. , 5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................... 2,000 2,069
41,292
Energy (2.2%):
APA Corp. , 7 .75% , 12/15/29 ............................................... 2,650 2,845
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 6/4/26 @ 104.19 (a) ................ 2,000 2,059
Columbia Pipelines Holding Co. LLC
6 .06% , 8/15/26 , Callable 7/15/26 @ 100 (a) ................................ 53 53
6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ................................ 2,000 2,063
Devon Energy Corp. , 5 .25% , 10/15/27 , Callable 5/15/26 @ 100 ...................... 13,330 13,333

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (h) ..................... $ 5,667 $ 5,682
7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (d) (h) ...................... 2,300 2,363
Expand Energy Corp. , 5 .38% , 2/1/29 , Callable 5/20/26 @ 100 ....................... 2,587 2,588
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 1,750 1,572
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 6/4/26 @ 102 (a) ....... 2,333 2,324
Marathon Petroleum Corp. , 5 .15% , 3/1/30 , Callable 2/1/30 @ 100 .................... 2,000 2,042
MPLX LP , 4 .13% , 3/1/27 , Callable 12/1/26 @ 100 ............................... 1,550 1,548
ONEOK, Inc.
4 .25% , 9/24/27 , Callable 8/24/27 @ 100 .................................. 2,000 1,994
5 .63% , 1/15/28 , Callable 7/15/27 @ 100 (a) ................................ 2,700 2,733
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 1,500 1,535
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ 3,342 3,353
Sunoco LP
5 .88% , 7/15/27 , Callable 6/4/26 @ 100 (a) ................................. 700 700
5 .63% , 3/15/31 , Callable 9/15/27 @ 102.81 (a) .............................. 500 502
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 6/4/26 @ 100 ................................... 978 977
5 .50% , 3/1/30 , Callable 5/15/26 @ 101.83 ................................. 1,750 1,771
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 3,000 3,062
Venture Global Calcasieu Pass LLC , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) .......... 1,500 1,437
Western Midstream Operating LP , 4 .75% , 8/15/28 , Callable 5/15/28 @ 100 ............. 3,000 3,009
59,545
Financials (18.8%):
Ally Financial, Inc.
4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (d) (g) (h) .................... 6,115 6,100
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (d) .................... 4,611 4,796
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (d) (h) ......... 14,290 14,153
American Honda Finance Corp.
4 .40% , 10/5/26 .................................................... 2,000 2,001
4 .55% , 7/9/27 ..................................................... 1,000 1,001
American National Global Funding
4 .63% , 12/15/28 (a) .................................................. 3,487 3,465
5 .55% , 1/28/30 (a) .................................................. 1,705 1,731
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 3,000 3,039
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,550 1,366
Antares Holdings LP
3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ................................ 815 813
2 .75% , 1/15/27 , Callable 12/15/26 @ 100 (a) ............................... 1,700 1,668
6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) ............................... 2,500 2,491
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 2,000 2,036
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 1,815 1,785
Apollo Global Management, Inc. , 4 .60% , 1/15/31 , Callable 12/15/30 @ 100 ............. 2,500 2,475
Arch Capital Finance LLC , 4 .01% , 12/15/26 , Callable 9/15/26 @ 100 ................. 1,911 1,906
Ares Capital Corp. , 2 .15% , 7/15/26 , Callable 6/15/26 @ 100 ........................ 3,700 3,680
Ares Strategic Income Fund , 5 .70% , 3/15/28 , Callable 2/15/28 @ 100 ................. 1,000 1,000
Assurant, Inc. , 7 .00% ( US0003M + 414 bps ) , 3/27/48 , Callable 3/27/28 @ 100 (d) .......... 3,000 3,049
Athene Global Funding , 4 .95% , 1/7/27 (a) ...................................... 8,500 8,521
Atlas Warehouse Lending Co. LP , 4 .63% , 11/15/28 , Callable 10/15/28 @ 100 (a) .......... 4,500 4,444
Aviation Capital Group LLC , 3 .50% , 11/1/27 , Callable 7/1/27 @ 100 (a) ................ 1,091 1,073
Banc of California , 3 .25% ( TSFR3M + 252 bps ) , 5/1/31 (d) .......................... 4,750 4,727
Bank of America Corp. , 6 .13% ( H15T5Y + 323 bps ) , Callable 4/27/27 @ 100 (d) (h) ......... 6,334 6,375
Blackstone Private Credit Fund
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 9,158 9,024
5 .95% , 5/15/31 , Callable 4/15/31 @ 100 .................................. 1,535 1,510
Blackstone Secured Lending Fund , 5 .25% , 9/4/29 , Callable 8/4/29 @ 100 .............. 2,000 1,971
Block Financial LLC , 3 .88% , 8/15/30 , Callable 5/15/30 @ 100 ...................... 2,625 2,470
Block, Inc. , 2 .75% , 6/1/26 ................................................. 7,469 7,452
Blue Owl Capital Corp. , 3 .40% , 7/15/26 , Callable 6/15/26 @ 100 .................... 2,200 2,192

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Blue Owl Credit Income Corp.
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... $ 600 $ 596
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 3,745 3,816
6 .60% , 9/15/29 , Callable 8/15/29 @ 100 .................................. 1,750 1,756
5 .80% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 2,000 1,946
Blue Owl Technology Finance Corp. , 6 .10% , 3/15/28 , Callable 2/15/28 @ 100 (g) ......... 1,000 996
BMW US Capital LLC , 4 .60% , 8/13/27 (a) ..................................... 2,000 2,007
Brown & Brown, Inc.
4 .60% , 12/23/26 (g) ................................................. 500 501
4 .70% , 6/23/28 , Callable 5/23/28 @ 100 .................................. 1,636 1,641
Burford Capital Global Finance LLC , 6 .25% , 4/15/28 , Callable 6/4/26 @ 100 (a) (g) ........ 2,000 1,949
Capital One Financial Corp.
3 .95% ( H15T5Y + 316 bps ) , Callable 9/1/26 @ 100 (d) (g) (h) ..................... 4,500 4,459
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 2,000 1,996
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (d) ...................... 2,000 2,031
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (d) ...................... 1,000 1,034
Citigroup, Inc. , 6 .25% ( TSFR3M + 478 bps ) , Callable 8/15/26 @ 100 (d) (h) .............. 11,450 11,450
Citizens Bank NA , 4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (d) ............ 1,000 1,001
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (d) (h) .... 4,900 4,843
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,845 1,986
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... 2,500 2,532
4 .88% , 12/10/27 (a) .................................................. 2,000 2,006
4 .38% , 9/8/28 (a) ................................................... 1,000 991
4 .95% , 9/9/29 (a) ................................................... 1,953 1,966
4 .70% , 12/11/30 (a) .................................................. 1,750 1,733
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 4,033 4,009
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 6,090 6,052
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 5,150 5,321
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (d) ....... 7,883 7,781
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 4,500 4,550
FactSet Research Systems, Inc. , 2 .90% , 3/1/27 , Callable 2/1/27 @ 100 ................. 1,713 1,691
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 5,250 5,200
Fidelity National Information Services, Inc. , 4 .55% , 3/10/29 , Callable 2/10/29 @ 100 ...... 2,250 2,241
Fifth Third Bancorp , 4 .57% ( SOFR + 95 bps ) , 4/29/32 , Callable 4/29/31 @ 100 (d) ......... 1,000 984
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,223 2,270
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (d) ........... 3,000 3,046
First Maryland Capital I , 4 .93% ( TSFR3M + 126 bps ) , 1/15/27 , Callable 6/4/26 @ 100 (d) .... 6,650 6,584
Fiserv, Inc.
4 .75% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 3,000 2,974
4 .55% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 2,000 1,958
Flagstar Bank NA , 6 .69% ( TSFR3M + 304 bps ) , 11/6/28 , Callable 8/6/26 @ 100 (d) ......... 2,242 2,143
Ford Motor Credit Co. LLC
5 .13% , 11/5/26 ..................................................... 2,000 2,003
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 1,000 1,000
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 2,000 1,878
Fulton Financial Corp. , 5 .98% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 6/15/26 @ 100 (d) .... 10,868 10,823
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 2,390 2,378
Gabx Leasing LLC , 4 .63% , 4/15/31 , Callable 3/15/31 @ 100 (a) ...................... 2,000 1,975
Global Payments, Inc.
4 .55% , 3/15/28 .................................................... 2,000 1,992
4 .50% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 3,250 3,224
Goldman Sachs Private Credit Corp.
5 .05% , 2/23/28 (a) .................................................. 2,300 2,272
5 .38% , 1/31/29 , Callable 12/31/28 @ 100 (a) ............................... 1,700 1,677
Golub Capital Private Credit Fund , 5 .88% , 5/1/30 , Callable 4/1/30 @ 100 ............... 334 330
HA Sustainable Infrastructure Capital, Inc. , 6 .15% , 1/15/31 , Callable 12/15/30 @ 100 ...... 3,000 3,085
HAT Holdings I LLC/HAT Holdings II LLC , 3 .38% , 6/15/26 , Callable 6/4/26 @ 100 (a) .... 1,764 1,760
Hercules Capital, Inc.
2 .63% , 9/16/26 , Callable 8/16/26 @ 100 .................................. 5,155 5,097
3 .38% , 1/20/27 , Callable 12/20/26 @ 100 (g) ............................... 1,000 986

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Horace Mann Educators Corp.
7 .25% , 9/15/28 , Callable 8/15/28 @ 100 .................................. $ 4,000 $ 4,209
4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................................... 5,250 5,167
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 7,966 7,528
HSB Group, Inc. , 4 .84% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 6/4/26 @ 100 (d) .......... 2,750 2,684
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (d) (h) .... 4,967 4,887
Hyundai Capital America, Inc.
4 .30% , 9/24/27 (a) .................................................. 2,000 1,994
5 .68% , 6/26/28 , Callable 5/26/28 @ 100 (a) ................................ 1,000 1,019
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 5,000 5,072
JPMorgan Chase & Co.
4 .41% ( SOFR + 82 bps ) , 4/23/30 , Callable 4/23/29 @ 100 (d) ..................... 3,000 2,988
4 .35% ( SOFR + 84 bps ) , 1/22/32 , Callable 1/22/31 @ 100 (d) ..................... 2,000 1,969
Kemper Corp.
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 2,020 1,770
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 (g) ............................... 6,701 6,104
KeyCorp , 5 .00% ( TSFR3M + 387 bps ) , Callable 9/15/26 @ 100 (d) (h) .................. 5,025 4,975
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4 .25% , 2/1/27 , Callable 6/4/26 @ 100 (a) .................................. 1,500 1,488
7 .00% , 7/15/31 , Callable 7/15/27 @ 103.5 (a) ............................... 2,500 2,593
Liberty Mutual Group, Inc. , 4 .13% ( H15T5Y + 332 bps ) , 12/15/51 , Callable 9/15/26 @ 100 (a) (d) 1,000 988
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 1,900 1,921
LSEG US Fin Corp. , 4 .25% , 3/23/29 , Callable 2/23/29 @ 100 (a) ..................... 3,000 2,976
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 3,500 3,485
Mercedes-Benz Finance North America LLC
4 .65% , 4/1/27 (a) ................................................... 1,250 1,256
4 .13% , 3/10/28 (a) .................................................. 1,000 995
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 5/20/26 @ 100 .................... 6,450 6,445
MMI Capital Trust I , 7 .63% , 12/15/27 ........................................ 1,000 1,033
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 (d) ........................................ 700 700
4 .13% ( SOFR + 91 bps ) , 10/18/29 , Callable 10/18/28 @ 100 (d) ................... 1,500 1,484
4 .24% ( SOFR + 80 bps ) , 1/9/30 , Callable 1/9/29 @ 100 (d) ....................... 1,500 1,484
Morgan Stanley Bank NA , 4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (d) ..... 3,500 3,520
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 3,875 3,781
Nissan Motor Acceptance Co. LLC
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 3,296 3,251
5 .30% , 9/13/27 (a) .................................................. 1,500 1,496
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,500 3,572
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 4,250 4,355
Northern Trust Corp. , 4 .60% ( TSFR3M + 346 bps ) , Callable 10/1/26 @ 100 (d) (h) .......... 4,715 4,694
Old Republic International Corp. , 3 .88% , 8/26/26 , Callable 7/26/26 @ 100 .............. 5,250 5,241
Pinnacle Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 4,000 4,028
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) ............... 6,688 6,935
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 5/15/26 @ 102.09 (a) ...................... 2,398 2,437
Principal Life Global Funding II
4 .60% , 8/19/27 (a) .................................................. 2,500 2,506
1 .50% , 8/27/30 (a) .................................................. 6,400 5,593
Protective Life Corp. , 4 .70% , 1/15/31 , Callable 12/15/30 @ 100 (a) ................... 3,000 2,969
Radian Group, Inc.
4 .88% , 3/15/27 , Callable 9/15/26 @ 100 .................................. 2,250 2,251
6 .20% , 5/15/29 , Callable 4/15/29 @ 100 .................................. 3,245 3,356
Reliance Standard Life Global Funding II , 1 .51% , 9/28/26 (a) ........................ 1,000 987
RELX Capital, Inc. , 4 .75% , 3/27/30 , Callable 2/27/30 @ 100 ........................ 3,000 3,022
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 2,000 1,989
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 6/4/26 @
100 (a) ........................................................... 10,440 10,347
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) ....................... 3,000 3,018
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. 500 498
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 5,737 5,179
Sixth Street Specialty Lending, Inc. , 6 .95% , 8/14/28 , Callable 7/14/28 @ 100 ............ 1,165 1,203
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 6/4/26 @ 100 (a) ............... 1,622 1,616
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 5,000 4,445

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ $ 263 $ 276
Sumisho Air Lease Corp.
4 .40% , 3/24/28 (a) .................................................. 2,000 1,990
4 .50% , 3/24/29 , Callable 2/24/29 @ 100 (a) ................................ 1,000 994
Synchrony Financial
3 .70% , 8/4/26 , Callable 6/4/26 @ 100 .................................... 1,000 998
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 2,816 2,785
5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (d) ................. 1,000 1,019
Texas Capital Bancshares, Inc.
4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (d) .................... 13,125 13,125
5 .30% ( SOFR + 194 bps ) , 2/27/32 , Callable 2/27/31 @ 100 (d) .................... 3,000 2,975
The Bank of New York Mellon Corp.
7 .17% ( H15T5Y + 335 bps ) , Callable 6/20/26 @ 100 (d) (h) ...................... 4,500 4,516
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (d) .................... 2,000 2,029
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (d) (h) ....... 11,965 11,949
The Depository Trust & Clearing Corp. , 3 .38% ( H15T5Y + 261 bps ) , Callable 6/20/26 @
100 (a) (d) (h) ....................................................... 250 248
The Goldman Sachs Group, Inc. , 4 .94% ( SOFR + 132 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (d) 1,000 1,005
The PNC Financial Services Group, Inc.
3 .40% ( H15T5Y + 260 bps ) , Callable 9/15/26 @ 100 (d) (h) ...................... 8,250 8,148
6 .20% ( H15T5Y + 324 bps ) , Callable 9/15/27 @ 100 (d) (h) ...................... 830 838
The Western Union Co. , 4 .75% , 6/15/29 , Callable 5/15/29 @ 100 .................... 5,000 4,970
Toyota Motor Credit Corp.
4 .55% , 8/7/26 ..................................................... 2,000 2,002
5 .25% , 9/11/28 ..................................................... 2,000 2,045
4 .80% , 5/15/30 .................................................... 2,000 2,025
TPG Operating Group II LP , 4 .88% , 5/15/31 , Callable 4/15/31 @ 100 ................. 1,498 1,478
Truist Bank , 4 .14% ( SOFR + 91 bps ) , 10/23/29 , Callable 10/23/28 @ 100 , MTN (d) ......... 1,000 990
Truist Financial Corp. , 4 .58% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 6/4/26 @ 100 (d) ....... 5,000 4,964
U.S. Bancorp
5 .30% ( TSFR3M + 318 bps ) , Callable 4/15/27 @ 100 (d) (h) ...................... 6,800 6,780
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 4,500 4,617
Western Alliance Bancorp , 3 .00% ( TSFR3M + 225 bps ) , 6/15/31 , Callable 6/15/26 @ 100 (d) .. 1,500 1,446
Western Alliance Bank , 6 .54% ( H15T5Y + 285 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (d) ... 3,000 2,962
Zions Bancorp NA , 4 .48% ( SOFR + 106 bps ) , 2/9/29 , Callable 2/9/28 @ 100 (d) ........... 2,000 1,989
517,500
Health Care (2.7%):
AbbVie, Inc. , 3 .78% , 3/3/28 ............................................... 3,000 2,981
Amgen, Inc. , 4 .20% , 2/19/31 , Callable 1/19/31 @ 100 ............................. 2,000 1,972
Association of American Medical Colleges , 2 .39% , 10/1/26 ......................... 4,275 4,242
Baxter International, Inc. , 4 .45% , 2/15/29 , Callable 1/15/29 @ 100 ................... 1,458 1,442
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,500 1,486
Centene Corp. , 4 .63% , 12/15/29 , Callable 6/4/26 @ 101.54 ......................... 2,500 2,437
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 5/20/26 @ 100 (a) .... 4,000 3,928
CommonSpirit Health , 4 .35% , 9/1/30 , Callable 6/1/30 @ 100 ....................... 4,000 3,937
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (g) ................. 3,681 3,407
Duke University Health System, Inc. , 2 .26% , 6/1/26 .............................. 700 699
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... 2,000 2,036
HCA, Inc.
5 .00% , 3/1/28 , Callable 2/1/28 @ 100 .................................... 1,500 1,513
4 .30% , 11/15/30 , Callable 10/15/30 @ 100 ................................. 2,000 1,964
Health Care Service Corp. A Mutual Legal Reserve Co.
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 3,000 3,039
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 4,351 3,947
Highmark, Inc. , 1 .45% , 5/10/26 (a) ........................................... 8,559 8,547
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 3,448 3,495
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 6/4/26 @ 101.31 (a) .................. 6,175 6,146
PRA Health Sciences, Inc. , 2 .88% , 7/15/26 , Callable 6/4/26 @ 100 (a) ................. 1,600 1,593
Premier Health Partners , 2 .91% , 11/15/26 , Callable 6/4/26 @ 100 .................... 1,735 1,711
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 1,613 1,624
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 1,163 1,189
The Cigna Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ......................... 2,000 1,998

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Thermo Fisher Scientific, Inc. , 4 .22% , 2/12/31 , Callable 1/12/31 @ 100 ................ $ 3,000 $ 2,966
Utah Acquisition Sub, Inc. , 3 .95% , 6/15/26 , Callable 6/4/26 @ 100 ................... 4,551 4,546
72,845
Industrials (3.5%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 3,000 3,023
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 1,876 1,868
4 .00% , 9/22/27 .................................................... 1,184 1,165
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 6/4/26 @ 100 (a) 1,500 1,482
Ashtead Capital, Inc. , 4 .38% , 8/15/27 , Callable 5/20/26 @ 100 (a) .................... 5,381 5,358
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 364 355
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 2,000 2,025
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 3,356 3,245
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 8,258 8,264
FedEx Freight Holding Co., Inc. , 4 .30% , 3/15/29 , Callable 2/15/29 @ 100 (a) ............ 2,000 1,975
Ferguson Enterprises, Inc. , 4 .35% , 3/15/31 , Callable 2/15/31 @ 100 ................... 1,500 1,478
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 3,300 3,360
Illinois Central Railroad Co. , 7 .70% , 9/15/96 , Callable 9/15/26 @ 102.92 ............... 6,093 6,305
J.B. Hunt Transport Services, Inc. , 4 .90% , 3/15/30 , Callable 2/15/30 @ 100 ............. 2,000 2,019
JH North America Holdings, Inc. , 5 .88% , 1/31/31 , Callable 7/31/27 @ 102.94 (a) ......... 3,792 3,792
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,905 1,963
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 (a) .................................................. 3,000 3,002
4 .20% , 4/1/27 , Callable 1/1/27 @ 100 (a) .................................. 4,000 3,995
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 2,000 2,035
Quanta Services, Inc. , 4 .75% , 8/9/27 , Callable 7/9/27 @ 100 ........................ 3,000 3,013
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 3,000 3,061
Rockwell Collins, Inc. , 3 .50% , 3/15/27 , Callable 12/15/26 @ 100 .................... 10,000 9,898
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 3,000 3,047
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 3,000 3,073
Southwest Airlines Co.
5 .13% , 6/15/27 , Callable 4/15/27 @ 100 .................................. 1,194 1,199
4 .38% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 3,000 2,977
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 5/15/26 @ 104.31 .................... 1,000 1,040
TriNet Group, Inc. , 3 .50% , 3/1/29 , Callable 6/4/26 @ 100 (a) ........................ 2,098 1,954
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 3,000 3,133
United Airlines Pass Through Trust , 5 .88% , 10/15/27 ............................. 877 890
XPO, Inc. , 6 .25% , 6/1/28 , Callable 5/15/26 @ 103.13 (a) ........................... 5,244 5,317
95,311
Information Technology (2.0%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 4,000 4,019
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 3,703 3,666
Citadel Finance LLC , 4 .75% , 2/14/29 , Callable 1/14/29 @ 100 (a) .................... 2,000 1,969
Corning, Inc. , 7 .25% , 8/15/36 , Callable 8/15/26 @ 100 ............................ 2,650 2,672
Dell International LLC/EMC Corp.
4 .75% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 2,500 2,515
4 .15% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 1,000 993
Gartner, Inc. , 4 .95% , 3/20/31 , Callable 2/20/31 @ 100 ............................ 2,000 1,946
Hewlett Packard Enterprise Co.
4 .45% , 9/25/26 .................................................... 2,500 2,503
4 .50% , 3/23/28 .................................................... 2,000 2,001
4 .15% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 2,000 1,983
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 3,000 3,078
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,000 2,012
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 2,000 2,008
Oracle Corp.
2 .65% , 7/15/26 , Callable 6/4/26 @ 100 ................................... 2,000 1,993
4 .45% , 9/26/30 , Callable 8/26/30 @ 100 .................................. 2,000 1,929
Salesforce, Inc.
4 .50% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 5,000 5,005
4 .65% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 2,000 2,003

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Skyworks Solutions, Inc. , 1 .80% , 6/1/26 , Callable 5/20/26 @ 100 .................... $ 5,000 $ 4,988
Synopsys, Inc.
4 .55% , 4/1/27 ..................................................... 3,000 3,011
4 .65% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 2,000 2,012
TD SYNNEX Corp. , 4 .30% , 1/17/29 , Callable 12/17/28 @ 100 ...................... 1,500 1,483
VeriSign, Inc. , 4 .75% , 7/15/27 , Callable 6/4/26 @ 100 ............................ 2,025 2,025
55,814
Materials (1.5%):
Amcor Flexibles North America, Inc.
4 .80% , 3/17/28 .................................................... 2,000 2,011
4 .25% , 3/8/29 , Callable 2/8/29 @ 100 .................................... 2,000 1,983
AptarGroup, Inc. , 4 .75% , 3/30/31 , Callable 2/28/31 @ 100 ......................... 3,000 2,979
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 5,000 4,995
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 3,000 3,014
CRH America Finance, Inc. , 4 .40% , 2/9/31 , Callable 1/9/31 @ 100 ................... 2,000 1,976
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 6/4/26 @ 100.73 ................... 8,000 7,959
Glencore Funding LLC , 5 .34% , 4/4/27 (a) ...................................... 3,000 3,032
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 3,000 2,871
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 6/4/26 @ 100 (a) ................... 962 923
LYB International Finance III LLC , 5 .13% , 1/15/31 , Callable 12/15/30 @ 100 ........... 2,000 2,009
RPM International, Inc. , 3 .75% , 3/15/27 , Callable 12/15/26 @ 100 .................... 2,100 2,088
Sonoco Products Co. , 4 .45% , 9/1/26 ......................................... 1,917 1,917
Syensqo Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ............... 2,000 2,051
The Sherwin-Williams Co. , 4 .55% , 3/1/28 , Callable 2/1/28 @ 100 .................... 2,000 2,006
41,814
Real Estate (3.4%):
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 (g) ..................... 2,000 2,005
Crown Castle, Inc. , 3 .70% , 6/15/26 , Callable 6/4/26 @ 100 ......................... 1,500 1,498
DOC DR LLC , 3 .95% , 1/15/28 , Callable 10/15/27 @ 100 .......................... 2,531 2,506
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 1,149 1,092
Extra Space Storage LP
2 .20% , 10/15/30 , Callable 7/15/30 @ 100 ................................. 5,000 4,477
2 .40% , 10/15/31 , Callable 7/15/31 @ 100 ................................. 2,300 2,022
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 4,000 4,059
Global Net Lease, Inc./Global Net Lease Operating Partnership LP , 3 .75% , 12/15/27 , Callable
9/15/27 @ 100 (a) ................................................... 1,000 976
Healthcare Realty Holdings LP
3 .75% , 7/1/27 , Callable 4/1/27 @ 100 .................................... 896 888
3 .63% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 2,754 2,708
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 950 937
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,534 1,497
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 4,150 4,367
Kimco Realty OP LLC
2 .80% , 10/1/26 , Callable 7/1/26 @ 100 ................................... 1,000 994
3 .80% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 2,699 2,693
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 6,400 6,383
Lineage OP LP , 5 .25% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 4,453 4,450
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... 494 516
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 2,000 2,060
Nationwide Health Properties, Inc. , 6 .90% , 10/1/37 , (Put Date 10/1/27) , MTN (i) .......... 2,950 3,233
NNN REIT, Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,849
4 .60% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 3,000 2,979
Public Storage Operating Co. , 4 .38% , 7/1/30 , Callable 6/1/30 @ 100 .................. 2,500 2,500
SBA Communications Corp. , 3 .88% , 2/15/27 , Callable 5/15/26 @ 100 ................. 2,400 2,386
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 842 855
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,000 2,006
Tanger Properties LP , 3 .13% , 9/1/26 , Callable 6/4/26 @ 100 ........................ 1,800 1,790
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 3,000 3,091

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
UDR, Inc.
2 .95% , 9/1/26 , Callable 6/4/26 @ 100 , MTN ............................... $ 1,580 $ 1,572
3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ............................... 4,620 4,572
3 .20% , 1/15/30 , Callable 10/15/29 @ 100 , MTN ............................. 1,178 1,125
VICI Properties LP/VICI Note Co., Inc. , 3 .75% , 2/15/27 , Callable 6/4/26 @ 100 (a) ........ 4,000 3,976
Vornado Realty LP , 2 .15% , 6/1/26 ........................................... 8,100 8,079
Welltower OP LLC , 4 .50% , 7/1/30 , Callable 6/1/30 @ 100 ......................... 4,000 4,000
WP Carey, Inc. , 4 .65% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 4,000 3,989
94,130
Utilities (3.1%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 3,500 3,588
Alabama Power Co. , 4 .30% , 3/15/31 , Callable 1/15/31 @ 100 ....................... 2,375 2,351
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 2,000 2,014
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 3,000 3,073
CenterPoint Energy Restoration Bond Co. III LLC , 3 .90% , 12/15/30 .................. 5,000 4,950
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 1,858 1,905
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 2,843 2,780
Constellation Energy Generation LLC , 4 .63% , 2/1/29 , Callable 5/15/26 @ 100 (a) ......... 1,500 1,491
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (d) (h) ......... 4,500 4,456
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 3,000 3,019
4 .88% , 6/1/28 , Callable 5/1/28 @ 100 .................................... 2,000 2,016
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 436 431
Essential Utilities, Inc. , 4 .80% , 8/15/27 , Callable 7/15/27 @ 100 ..................... 2,500 2,509
Exelon Corp. , 5 .13% , 3/15/31 , Callable 2/15/31 @ 100 ............................ 3,290 3,341
Florida Power & Light Co.
5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 3,000 3,048
4 .40% , 5/15/28 , Callable 3/15/28 @ 100 .................................. 2,800 2,812
KeySpan Gas East Corp. , 2 .74% , 8/15/26 , Callable 6/4/26 @ 100 (a) ................... 700 697
National Fuel Gas Co. , 5 .50% , 10/1/26 ....................................... 2,750 2,761
NextEra Energy Capital Holdings, Inc.
4 .85% , 2/4/28 ..................................................... 3,000 3,025
3 .80% ( H15T5Y + 255 bps ) , 3/15/82 , Callable 3/15/27 @ 100 (d) .................. 1,798 1,754
NiSource, Inc. , 5 .20% , 7/1/29 , Callable 6/1/29 @ 100 ............................. 2,000 2,039
NorthWestern Corp. , 5 .07% , 3/21/30 , Callable 2/21/30 @ 100 (a) ..................... 1,500 1,523
NSTAR Electric Co. , 4 .85% , 3/1/30 , Callable 2/1/30 @ 100 ........................ 2,000 2,024
Oncor Electric Delivery Co. LLC , 4 .50% , 3/20/27 ............................... 2,500 2,509
ONE Gas, Inc. , 5 .10% , 4/1/29 , Callable 3/1/29 @ 100 ............................. 2,500 2,549
Pinnacle West Capital Corp. , 4 .90% , 5/15/28 , Callable 4/15/28 @ 100 ................. 2,000 2,017
Public Service Co. of Colorado , 4 .15% , 3/13/29 , Callable 2/13/29 @ 100 ............... 2,000 1,989
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 3,000 3,053
The Dayton Power & Light Co. , 4 .55% , 8/15/30 , Callable 7/15/30 @ 100 ............... 1,000 985
Vistra Corp. , 7 .00% ( H15T5Y + 574 bps ) , Callable 12/15/26 @ 100 (a) (d) (h) .............. 1,000 1,002
Vistra Operations Co. LLC
7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............................ 5,325 5,585
6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............................. 2,000 2,088
WEC Energy Group, Inc. , 4 .75% , 1/15/28 , Callable 12/15/27 @ 100 .................. 2,000 2,012
Wisconsin Electric Power Co. , 5 .00% , 5/15/29 , Callable 4/15/29 @ 100 ................ 3,000 3,053
84,449
Total Corporate Bonds (Cost $1,146,480)
a
a
a
1,153,220
Yankee Dollars (8.5%)
Consumer Discretionary (0.4%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 1,725 1,689
Carnival Corp. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (a) ........................... 1,500 1,495
Gildan Activewear, Inc. , 4 .70% , 10/7/30 , Callable 9/7/30 @ 100 (a) ................... 2,000 1,979
Honda Motor Co. Ltd. , 4 .44% , 7/8/28 , Callable 6/8/28 @ 100 ....................... 4,000 3,991
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 1,300 1,293
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 6/4/26 @ 100 (a) ........... 1,714 1,713
12,160

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (0.6%):
Bacardi-Martini BV , 5 .55% , 2/1/30 , Callable 1/1/30 @ 100 (a) ....................... $ 3,000 $ 3,056
BAT International Finance PLC
4 .45% , 3/16/28 , Callable 2/16/28 @ 100 .................................. 4,000 4,001
5 .93% , 2/2/29 , Callable 1/2/29 @ 100 .................................... 2,000 2,073
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,100 946
Japan Tobacco, Inc. , 4 .85% , 5/15/28 , Callable 4/15/28 @ 100 (a) ..................... 2,000 2,018
JDE Peet's NV
1 .38% , 1/15/27 , Callable 12/15/26 @ 100 (a) ............................... 3,000 2,934
2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ................................ 2,000 1,742
16,770
Energy (1.0%):
Canadian Natural Resources Ltd. , 5 .00% , 12/15/29 , Callable 11/15/29 @ 100 ............ 4,750 4,819
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 2,000 2,042
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (d) .................. 2,400 2,414
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 586 571
TransCanada Trust , 5 .88% ( US0003M + 464 bps ) , 8/15/76 , Callable 8/15/26 @ 100 (d) ...... 2,150 2,154
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 6,957 7,346
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 3,000 3,013
7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............................... 3,333 3,478
5 .88% , 5/22/30 , Callable 4/22/30 @ 100 (a) ................................ 2,000 2,067
27,904
Financials (3.8%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 3 .65% , 7/21/27 , Callable 4/21/27
@ 100 ........................................................... 3,000 2,970
ASB Bank Ltd. , 5 .28% ( H15T5Y + 225 bps ) , 6/17/32 , Callable 6/17/27 @ 100 (a) (d) ........ 1,368 1,374
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 5,512 5,688
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 1,037 1,065
Bank of Montreal , 4 .36% ( SOFR + 70 bps ) , 12/21/26 , (Put Date 5/8/26) , MTN (d) (i) ........ 2,400 2,401
Barclays PLC
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (d) .................... 2,000 2,007
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (d) ..................... 2,000 2,017
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico , 5 .25% ,
9/10/29 , Callable 8/10/29 @ 100 (a) (g) .................................... 2,300 2,340
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 2,935 2,947
5 .50% , 9/10/29 .................................................... 5,599 5,653
Brookfield Asset Management Ltd. , 4 .65% , 11/15/30 , Callable 10/15/30 @ 100 .......... 2,474 2,452
Brookfield Finance, Inc. , 4 .35% , 4/15/30 , Callable 1/15/30 @ 100 .................... 2,000 1,966
Canadian Imperial Bank of Commerce
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (d) ..................... 3,000 3,001
4 .24% ( SOFRINDX + 60 bps ) , 9/8/28 , Callable 9/8/27 @ 100 (d) .................. 1,000 998
4 .86% ( SOFR + 103 bps ) , 3/30/29 , Callable 3/31/28 @ 100 (d) .................... 2,500 2,518
7 .26% , 4/10/32 (a) .................................................. 575 606
CI Financial Corp. , 7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ...................... 796 836
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 6,319 6,534
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 6/4/26 @ 103.19 (a) ............................... 4,617 4,687
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 2,484 2,467
HSBC Holdings PLC , 4 .90% ( SOFR + 103 bps ) , 3/3/29 , Callable 3/3/28 @ 100 (d) ......... 3,500 3,518
Icon Investments Six DAC , 5 .81% , 5/8/27 , Callable 4/8/27 @ 100 .................... 500 504
Lloyds Banking Group PLC
5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (d) .................... 2,000 2,007
4 .24% ( H15T1Y + 60 bps ) , 2/10/30 , Callable 2/10/29 @ 100 (d) ................... 1,000 990
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 5,500 5,488
NatWest Markets PLC , 4 .65% , 3/27/29 (a) ..................................... 2,000 2,006
QBE Insurance Group Ltd. , 5 .88% ( USISOA10 + 440 bps ) , 6/17/46 , Callable 6/17/26 @ 100 ,
MTN (d) ......................................................... 225 225

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Santander UK Group Holdings PLC
6 .53% ( SOFR + 260 bps ) , 1/10/29 , Callable 1/10/28 @ 100 (d) .................... $ 2,000 $ 2,063
4 .32% ( SOFRINDX + 107 bps ) , 9/22/29 , Callable 9/22/28 @ 100 (d) ............... 1,000 992
SMBC Aviation Capital Finance DAC , 1 .90% , 10/15/26 , Callable 9/15/26 @ 100 (a) ....... 3,000 2,964
Standard Chartered PLC
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (d) .................. 2,000 2,005
5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (d) ................ 4,095 4,142
Standard Life PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (d) ......... 7,380 7,367
The Bank of Nova Scotia , 8 .63% ( H15T5Y + 439 bps ) , 10/27/82 , Callable 10/27/27 @ 100 (d) . 4,250 4,454
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (d) . 5,750 5,723
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 6,000 5,985
104,960
Health Care (0.3%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 4,585 4,521
Royalty Pharma PLC , 4 .45% , 3/25/31 , Callable 2/25/31 @ 100 ...................... 2,000 1,976
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 1,500 1,509
8,006
Industrials (0.6%):
Air Canada Pass Through Trust , 4 .13% , 12/15/27 (a) .............................. 975 958
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (d) (h) .............. 2,734 2,731
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 3,500 3,535
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000 1,043
LG Energy Solution Ltd.
5 .38% , 7/2/27 (a) ................................................... 3,957 3,987
5 .25% , 4/2/28 (a) ................................................... 3,500 3,533
The Weir Group PLC , 2 .20% , 5/13/26 (a) ...................................... 890 889
16,676
Information Technology (0.7%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 ............................... 2,888 2,894
Genpact UK Finco PLC/Genpact USA, Inc. , 4 .95% , 11/18/30 , Callable 10/18/30 @ 100 .... 2,000 1,960
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 2,500 2,576
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 11,427 11,687
19,117
Materials (0.4%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 2,000 2,047
Australian Metcoal Financing Pty Ltd. , 6 .25% , 10/22/31 , Callable 9/22/31 @ 100 (a) ....... 1,500 1,519
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 3,000 3,074
Nutrien Ltd. , 4 .50% , 3/12/27 ............................................... 2,000 2,006
Rio Tinto Finance USA PLC , 4 .50% , 3/14/28 , Callable 2/14/28 @ 100 ................. 2,000 2,010
10,656
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 6,890 6,866
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (j) ............................. 10,495 10,501
Total Yankee Dollars (Cost $231,606)
a
a
a
233,616
Municipal Bonds (0.8%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 2,000 2,080
Arizona (0.1%):
Arizona IDA Revenue
4 .51% , 10/1/26 .................................................... 500 501
4 .51% , 10/1/27 .................................................... 500 501
4 .60% , 10/1/28 .................................................... 500 501

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .71% , 10/1/29 .................................................... $ 500 $ 503
2,006
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. 2,780 2,791
Series B , 5 .76% , 7/1/31 .............................................. 2,560 2,584
California Municipal Finance Authority Revenue , Series B , 4 .51% , 5/15/30 , Continuously
Callable @100 ..................................................... 1,290 1,270
Los Angeles Unified School District CA, GO , Series QRR , 4 .00% , 7/1/26 ............... 1,105 1,105
7,750
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 275 272
Illinois (0.1%):
City of Chicago, GO , Series A , 5 .88% , 1/1/31 ................................... 1,130 1,133
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4 .57% , 12/1/27 .................................................... 750 755
4 .63% , 12/1/28 .................................................... 1,000 1,010
2,898
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue
Series B , 6 .75% , 10/1/30 ............................................. 1,290 1,302
Series G , 6 .38% , 10/1/28 ............................................. 665 665
Series G , 6 .63% , 10/1/30 ............................................. 2,175 2,208
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 , OWN
MERIT .......................................................... 1,250 1,286
5,461
New York (0.0%):(c)
City of New York, GO , Series H-1 , 4 .19% , 2/1/28 , OWN MERIT .................... 515 515
Ohio (0.0%):(c)
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 1,410 1,424
Texas (0.0%):(c)
San Antonio Education Facilities Corp. Revenue , 2 .19% , 4/1/27 ...................... 525 505
Total Municipal Bonds (Cost $22,731)
a
a
a
22,911
U.S. Government Agency Mortgages (0.5%)
CoBank ACB
Series I , 6 .25% ( TSFR3M + 466 bps ) (d) (g) (h) ................................ 5,700 5,718
Federal Home Loan Mortgage Corporation
5 .88% ( RFUCCT1Y + 163 bps ) , 4/1/35 (d) .................................. 80 80
5 .50% , 10/1/38 .................................................... 1,013 1,037
1,117
Federal National Mortgage Association
2 .50% , 4/1/27 - 8/1/27 ............................................... 805 796
1 .50% , 3/1/37 ..................................................... 2,663 2,390
4 .50% , 11/1/40 ..................................................... 2,341 2,324
5,510
Total U.S. Government Agency Mortgages (Cost $12,295)
a
a
a
12,345
U.S. Treasury Obligations (10.6%)
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 2,500 2,508
0 .50% , 8/31/27 .................................................... 45,000 43,052
4 .13% , 11/15/27 .................................................... 27,000 27,098
4 .00% , 6/30/28 .................................................... 40,000 40,091
3 .75% , 12/31/28 .................................................... 21,000 20,915
1 .63% , 8/15/29 .................................................... 50,000 46,488
4 .13% , 8/31/30 .................................................... 55,000 55,262

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 1/31/31 .................................................... $ 56,000 $ 55,939
Total U.S. Treasury Obligations (Cost $287,668)
a
a
a
291,353
Commercial Paper (2.8%)
Communication Services (0.5%):
Videotron Ltd.
4 .35% , 5/12/26 (a) (k) ................................................ 5,100 5,093
4 .36% , 5/13/26 (a) (k) ................................................ 5,000 4,992
4 .37% , 5/14/26 (a) (k) ................................................ 2,000 1,997
12,082
Consumer Discretionary (0.7%):
Genuine Parts Co.
4 .13% , 5/4/26 (a) (k) ................................................. 5,600 5,597
4 .14% , 5/8/26 (a) (k) ................................................. 4,700 4,696
4 .21% , 5/20/26 (a) (k) ................................................ 5,000 4,988
4 .27% , 5/29/26 (a) (k) ................................................ 5,000 4,983
20,264
Consumer Staples (0.3%):
Keurig Dr Pepper, Inc.
4 .13% , 5/5/26 (a) (k) ................................................. 5,900 5,897
4 .13% , 5/6/26 (a) (k) ................................................. 2,200 2,198
8,095
Financials (0.7%):
Stellantis Financial Services US Corp.
4 .15% , 5/4/26 (a) (k) ................................................. 2,450 2,449
4 .15% , 5/7/26 (a) (k) ................................................. 5,600 5,596
4 .20% , 5/12/26 (a) (k) ................................................ 2,000 1,997
4 .26% , 5/19/26 (a) (k) ................................................ 5,700 5,687
4 .40% , 6/23/26 (a) (k) ................................................ 3,000 2,980
4 .41% , 7/6/26 (a) (k) ................................................. 1,500 1,488
20,197
Health Care (0.0%):(c)
HCA, Inc. , 4 .12% , 5/1/26 (a) (k) ............................................. 1,000 1,000
Industrials (0.6%):
Global Payments, Inc.
4 .15% , 5/1/26 (a) (k) ................................................. 5,000 4,999
4 .15% , 5/5/26 (a) (k) ................................................. 7,000 6,996
4 .15% , 5/6/26 (a) (k) ................................................. 3,000 2,998
14,993
Total Commercial Paper (Cost $76,637)
a
a
a
76,631
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (l) ........ 4,168,945 4,169
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (l) ............ 4,168,945 4,169
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (l) ................ 4,168,945 4,169
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (l) . 4,168,945 4,169
Total Collateral for Securities Loaned (Cost $16,676)
a
a
a
16,676
Total Investments (Cost $2,739,876) — 100.2% 2,756,070
Liabilities in excess of other assets —  (0.2)% (6,414)
NET ASSETS - 100.00% $ 2,749,656
At April 30, 2026, the Fund's investments in foreign securities were 9.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$1,360,214 (thousands) and amounted to 49.5% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(d) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2026.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Put Bond.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(k) Rate represents the effective yield at April 30, 2026.
(l) Rate disclosed is the daily yield on April 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
RFUCCT1Y
—
Refinitiv USD Interbank Offered Rate Customer Cash Fallbacks Term 1 Year, rate disclosed as of April 30, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of April 30, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of April 30, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
94
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (20.9%)
ABS Auto (11.5%):
Alloya Auto Receivables Trust , Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 3/25/28 @
100 (a) ........................................................... $ 500 $ 502
Ally Bank Auto Credit-Linked Notes .........................................
Series 2025-A , Class B , 4 .65% , 6/15/33 , Callable 6/15/28 @ 100 (a) ............... 530 530
Series 2025-B , Class B , 4 .50% , 9/15/33 , Callable 8/15/28 @ 100 (a) ............... 398 397
Series 2025-B , Class D , 4 .94% , 9/15/33 , Callable 8/15/28 @ 100 (a) ............... 931 930
Avis Budget Rental Car Funding AESOP LLC , Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) . 250 251
CarMax Auto Owner Trust , Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 2/15/27 @ 100 500 506
CarMax Select Receivables Trust , Series 2025-B , Class C , 4 .83% , 6/16/31 , Callable 11/15/28
@ 100 ........................................................... 500 498
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ 41 41
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 4/10/27 @ 100 ................ 27 27
Chase Auto Owner Trust , Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 12/25/27 @
100 (a) ........................................................... 1,060 1,087
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class A1 , 5 .65% , 5/15/35 , Callable 5/15/26 @ 100 (a) ............. 82 82
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 132 132
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 150 150
Series 2023-2A , Class A2 , 4 .74% ( SOFR30A + 110 bps ) , 10/15/35 , Callable 10/15/26 @
100 (a) (b) ......................................................... 263 264
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 181 181
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 142 143
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 474 478
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 477 466
Series 2026-1A , Class B , 4 .96% , 6/16/36 (a) ................................ 1,000 997
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 6/15/28 @ 100 (a) ............. 249 251
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 250 256
Enterprise Fleet Financing LLC , Series 2022-4 , Class A2 , 5 .76% , 10/22/29 , Callable 7/20/26 @
100 (a) ........................................................... 1 1
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 3/15/28 @ 100 (a) ............. 646 655
Series 2026-1A , Class A4 , 4 .32% , 3/15/32 , Callable 8/15/29 @ 100 (a) ............. 750 741
First Investors Auto Owner Trust ............................................
Series 2025-1A , Class B , 4 .39% , 1/15/31 , Callable 4/15/29 @ 100 (a) .............. 500 496
Series 2025-1A , Class C , 4 .75% , 12/15/31 , Callable 4/15/29 @ 100 (a) ............. 500 496
Series 2025-1A , Class D , 5 .22% , 12/15/33 , Callable 4/15/29 @ 100 (a) ............. 185 184
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 250 247
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 1,000 1,001
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 5/15/26 @ 100 (a) ............. 1,250 1,249
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 2/15/27 @ 100 (a) ............. 250 249
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B2 , 5 .04% ( SOFR30A + 140 bps ) , 5/20/32 , Callable 10/20/27 @
100 (a) (b) ......................................................... 1,391 1,391
Series 2024-2 , Class B2 , 4 .99% ( SOFR30A + 135 bps ) , 10/20/32 , Callable 4/20/28 @
100 (a) (b) ......................................................... 1,146 1,146
Series 2025-2 , Class B2 , 4 .84% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 10/20/29 @
100 (a) (b) ......................................................... 771 769
Series 2026-1 , Class B2 , 4 .64% ( SOFR30A + 100 bps ) , 2/20/34 , Callable 5/20/30 @
100 (a) (b) ......................................................... 936 929
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 213 213
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 6/15/27 @ 100 (a) .............. 694 696
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 8/15/27 @ 100 (a) .............. 1,000 1,003
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 9/15/27 @ 100 (a) ............... 500 501
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 9/15/27 @ 100 (a) ............... 675 677

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 7/20/26 @ 100 (a) .............. $ 149 $ 149
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 243 244
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 500 504
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 225 228
Series 2025-1A , Class C , 5 .21% , 1/20/39 , Callable 5/20/29 @ 100 (a) .............. 215 214
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class C , 4 .72% ,
9/25/30 (a) ........................................................ 301 301
OCCU Auto Receivables Trust , Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 11/15/28
@ 100 (a) ......................................................... 300 300
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 750 751
Prestige Auto Receivables Trust ............................................
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 11 11
Series 2025-1A , Class B , 5 .34% , 11/15/28 (a) ............................... 500 501
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 3/15/29 @ 100 (a) .............. 177 177
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 11/15/27 @ 100 (a) ............. 199 201
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 11/15/27 @ 100 (a) ............. 99 101
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 324 326
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 11/15/28 @ 100 (a) .............. 428 430
Series 2025-A , Class C , 4 .66% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 500 499
Series 2025-A , Class D , 5 .15% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 250 250
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 262 264
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 113 114
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 324 327
Series 2025-B , Class C , 5 .12% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 324 327
Series 2026-A , Class C , 4 .43% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 613 613
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
3/25/28 @ 100 (a) ................................................... 881 880
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 337 339
United Auto Credit Securitization Trust .......................................
Series 2025-1 , Class B , 5 .05% , 2/10/28 , Callable 11/10/27 @ 100 (a) .............. 992 994
Series 2026-1 , Class B , 4 .63% , 5/10/29 (a) ................................. 750 744
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 1/15/28 @ 100 (a) 250 251
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 636 626
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 447 442
Westlake Automobile Receivables Trust .......................................
Series 2023-2A , Class C , 6 .29% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 40 40
Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable 9/15/26 @ 100 (a) .............. 103 104
Series 2025-1A , Class A2B , 4 .12% ( SOFR30A + 48 bps ) , 1/18/28 (a) (b) ............. 259 259
Series 2026-1A , Class C , 4 .37% , 6/16/31 , Callable 5/15/29 @ 100 (a) .............. 1,000 990
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-1A , Class A2 , 4 .49% ( TSFR1M + 83 bps ) , 2/18/39 (a) (b) ............... 370 371
Series 2025-3A , Class C , 4 .79% , 9/18/40 (a) ................................ 500 496
34,181
ABS Card (0.2%):
Evergreen Credit Card Trust , Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) ............. 507 511
ABS Other (9.2%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 5/15/26
@ 100 (a) ......................................................... 1,500 1,489
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 8/20/26 @ 100 (a) ............................................ 10 10
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 79 79
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 2/15/27 @
100 (a) ........................................................... 79 79
Capteris Equipment Finance LLC , Series 2026-1A , Class B , 4 .95% , 9/20/33 , Callable 6/20/30
@ 100 (a) ......................................................... 500 496

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 9/14/26 @ 100 (a) .............. $ 49 $ 49
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 7/14/27 @ 100 (a) .............. 112 113
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 7/14/27 @ 100 (a) ............... 500 509
Series 2025-1 , Class A2 , 4 .48% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............ 566 568
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 500
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 1/20/28 @
100 (a) ........................................................... 240 240
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 500 500
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 47 47
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 1/20/28 @ 100 (a) .............. 372 375
Series 2025-A , Class A2 , 4 .91% , 2/20/32 , Callable 11/20/28 @ 100 (a) ............. 406 408
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 11/20/28 @ 100 (a) .............. 152 152
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 233 226
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 224 225
Dell Equipment Finance Trust ..............................................
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 6/22/27 @ 100 (a) ............... 254 255
Series 2025-1 , Class C , 5 .25% , 2/24/31 , Callable 12/22/27 @ 100 (a) .............. 300 302
Series 2025-2 , Class C , 4 .53% , 3/24/31 , Callable 4/22/28 @ 100 (a) ............... 850 844
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 86 87
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 750 755
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 2/15/29 @ 100 (a) ............... 1,000 997
Series 2025-2 , Class B , 4 .66% , 4/15/36 , Callable 6/15/29 @ 100 (a) ............... 438 432
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 6/15/29 @ 100 (a) .............. 500 496
DLLAA LLC , Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 4/20/29 @ 100 (a) ...... 522 527
DLLMT LLC , Series 2026-1A , Class A2 , 4 .03% , 7/20/28 (a) ........................ 750 748
Ford Credit Floorplan Master Owner Trust A , Series 2025-1 , Class A2 , 4 .44%
( SOFR30A + 80 bps ) , 4/15/30 (b) ......................................... 500 503
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1 , Class A2 , 4 .52% , 10/15/27 (a) ............................... 547 547
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 500 501
HPEFS Equipment Trust ..................................................
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 520 525
Series 2025-2A , Class C , 4 .41% , 11/22/32 , Callable 6/20/29 @ 100 (a) ............. 500 495
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 374 370
Kubota Credit Owner Trust , Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) ............. 482 483
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 245 246
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 5/20/26 @ 100 (a) ............................................ 293 174
NMEF Funding LLC ....................................................
Series 2023-A , Class A2 , 6 .57% , 6/17/30 , Callable 5/15/27 @ 100 (a) .............. 51 51
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 195 196
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 650 650
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 12/15/28 @ 100 (a) ............. 299 300
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 709 710
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 450 453
Series 2025-B , Class A2 , 4 .64% , 1/18/33 , Callable 9/15/28 @ 100 (a) .............. 425 426
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 9/15/28 @ 100 (a) ............... 500 497
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 9/15/28 @ 100 (a) ............... 300 298
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 2/15/30 @ 100 (a) ............... 750 736
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 346 283
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 117 117
PEAC Solutions Receivables LLC ...........................................
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 571 573
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 , Callable 9/20/28 @ 100 (a) ............ 379 381
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 419 423
Series 2026-1A , Class A3 , 4 .39% , 7/20/33 , Callable 9/20/29 @ 100 (a) ............. 429 427

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Post Road Equipment Finance LLC ..........................................
Series 2025-1A , Class A2 , 4 .90% , 5/15/31 , Callable 1/15/28 @ 100 (a) ............. $ 382 $ 384
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 1/15/28 @ 100 (a) .............. 164 165
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 1/15/28 @ 100 (a) .............. 259 259
Progress Residential Trust , Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (c) ............ 600 596
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 250 243
VB-S1 Issuer LLC - VBTEL , Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 5/15/26 @
100 (a) ........................................................... 1,225 1,209
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 257 260
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 400 407
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 261 263
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 12/24/27 @ 100 (a) ..... 499 500
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 292 292
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 150 152
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 9/20/28 @ 100 (a) .............. 474 467
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 9/20/28 @ 100 (a) .............. 410 409
27,479
Total Asset-Backed Securities (Cost $62,327)
a
a
a
62,171
Collateralized Loan Obligations (0.9%)
Cash Flow CLO (0.9%):
Palmer Square Loan Funding Ltd. ...........................................
Series 2024-1A , Class A2R , 4 .82% ( TSFR3M + 115 bps ) , 10/15/32 , Callable 7/15/26 @
100 (a) (b) ......................................................... 750 749
Series 2024-3A , Class A2R , 4 .81% ( TSFR3M + 115 bps ) , 8/8/32 , Callable 8/8/26 @
100 (a) (b) ......................................................... 1,250 1,248
Venture CLO Ltd. , Series 2024-49A , Class X , 5 .03% ( TSFR3M + 135 bps ) , 4/20/37 , Callable
7/20/26 @ 100 (a) (b) ................................................. 474 474
Voya CLO Ltd. , Series 2019-2A , Class AR , 4 .88% ( TSFR3M + 120 bps ) , 7/20/32 , Callable
7/20/26 @ 100 (a) (b) ................................................. 256 256
2,727
Total Collateralized Loan Obligations (Cost $2,729)
a
a
a
2,727
Collateralized Mortgage Obligations (10.7%)
Agency CMO Other (4.0%):
Federal Home Loan Mortgage Corporation .....................................
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 212 211
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 526 530
Series 5611 , Class LE , 4 .50% , 8/25/49 .................................... 1,240 1,222
Series 5639 , Class DA , 4 .50% , 2/25/49 ................................... 725 712
Federal National Mortgage Association .......................................
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 383 384
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 667 662
Series 2026-10 , Class AD , 4 .50% , 1/25/51 ................................. 930 915
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 226 228
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 370 372
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 118 118
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 612 622
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 534 529
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 349 352
Series 2024-64 , Class NK , 5 .00% , 1/20/51 ................................. 409 410
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 227 228
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 1,254 1,252
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 715 710
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 500 501
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 465 461

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ $ 1,440 $ 1,430
11,849
Agency Commercial MBS (0.3%):
Federal Home Loan Mortgage Corporation , Series K536 , Class AS , 4 .15% ( SOFR30A + 50 bps ) ,
11/25/29 (b) ....................................................... 998 999
Commercial MBS (6.4%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .40% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 850 853
Series 2025-OANA , Class B , 5 .50% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 500 501
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .30% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 250 250
Series 2025-ATRM , Class B , 5 .75% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 979 972
BBCMS Mortgage Trust , Series 2019-BWAY , Class B , 5 .08% ( TSFR1M + 142 bps ) , 11/15/34 (a)
(b) (c) ........................................................... 1,000 40
BLP Commercial Mortgage Trust , Series 2025-IND , Class B , 5 .20% ( TSFR1M + 155 bps ) ,
3/15/42 (a) (b) (c) .................................................... 715 712
BX Mortgage Trust , Series 2021-PAC , Class C , 4 .87% ( TSFR1M + 121 bps ) , 10/15/36 (a) (b) (c) 1,000 998
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (c) ............................ 234 234
Series 2022-LBA6 , Class B , 4 .95% ( TSFR1M + 130 bps ) , 1/15/39 (a) (b) (c) ........... 500 500
Series 2022-LBA6 , Class C , 5 .25% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 1,000
Series 2025-GW , Class B , 5 .51% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 500 500
Series 2025-ROIC , Class A , 4 .80% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 380 379
Series 2025-VOLT , Class B , 5 .75% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 983 981
Series 2025-VOLT , Class C , 6 .00% ( TSFR1M + 235 bps ) , 12/15/44 (a) (b) (c) .......... 238 237
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 4 .99% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) (c) .................................................... 1,000 993
COMM Mortgage Trust ..................................................
Series 2019-521F , Class B , 4 .90% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) (c) ............ 1,500 1,440
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 313
GFH Mortgage Trust ....................................................
Series 2025-IND , Class A , 5 .15% , 6/15/33 (a) (c) ............................. 250 249
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 800 795
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ..... 849 751
Hilton USA Trust , Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ................... 250 249
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .50% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 500 500
JW Commercial Mortgage Trust , Series 2026-MRCO , Class A , 5 .15% ( TSFR1M + 150 bps ) ,
6/15/39 (a) (b) (c) .................................................... 400 399
LBA Trust , Series 2024-7IND , Class B , 5 .40% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 355 355
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ........ 750 724
SHR Trust ............................................................
Series 2024-LXRY , Class A , 5 .60% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) .......... 421 423
Series 2024-LXRY , Class B , 6 .10% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 500 500
SMRT , Series 2022-MINI , Class B , 5 .01% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,300 1,299
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .10% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 1,000 991
Wells Fargo Commercial Mortgage Trust , Series 2025-HI , Class A , 5 .35% ( TSFR1M + 169 bps ) ,
10/15/42 (a) (b) (c) ................................................... 750 750
18,888
Total Collateralized Mortgage Obligations (Cost $32,850)
a
a
a
31,736
Senior Secured Loans (0.3%)
Industrials (0.3%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan , 5 .93%
( SOFR03M + 225 bps ) , 4/20/28 (b) ........................................ $ 992 986
Total Senior Secured Loans (Cost $989)
a
a
a
986

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (28.3%)
Communication Services (0.2%):
Sirius XM Radio LLC , 3 .13% , 9/1/26 , Callable 6/4/26 @ 100 (a) ..................... $ 500 $ 497
Consumer Discretionary (1.9%):
Daimler Truck Finance North America LLC , 4 .62% ( SOFR + 96 bps ) , 9/25/27 (a) (b) ........ 750 752
General Motors Financial Co., Inc. , 4 .83% ( SOFRINDX + 117 bps ) , 4/4/28 (b) ............ 1,000 1,002
Grand Canyon University , 5 .13% , 10/1/28 , Callable 8/1/28 @ 100 .................... 1,000 992
Las Vegas Sands Corp. , 5 .63% , 6/15/28 , Callable 5/15/28 @ 100 ..................... 500 507
Mattel, Inc. , 5 .88% , 12/15/27 , Callable 5/15/26 @ 100 (a) .......................... 500 500
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 500 504
Stellantis Financial Services US Corp. , 5 .35% ( SOFR + 169 bps ) , 9/15/28 (a) (b) (d) ......... 750 752
Volkswagen Group of America Finance LLC , 4 .55% , 9/11/28 , Callable 8/11/28 @ 100 (a) ... 750 747
5,756
Consumer Staples (0.3%):
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,000 999
Energy (0.5%):
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (e) ........... 750 752
Hilcorp Energy I LP/Hilcorp Finance Co. , 5 .75% , 2/1/29 , Callable 6/4/26 @ 100.96 (a) ..... 100 100
Venture Global Calcasieu Pass LLC , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) .......... 500 479
1,331
Financials (18.7%):
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (b) (e) ............ 500 499
American Express Co.
3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (b) (e) ...................... 250 248
4 .92% ( SOFR + 126 bps ) , 4/25/29 , Callable 4/25/28 @ 100 (b) .................... 750 758
American Honda Finance Corp. , 4 .48% ( SOFR + 82 bps ) , 3/3/28 (b) .................... 1,000 999
American National Global Funding , 4 .63% , 12/15/28 (a) ........................... 1,000 994
Antares Holdings LP , 3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ..................... 1,500 1,497
Apollo Debt Solutions BDC , 5 .20% , 12/8/28 , Callable 11/8/28 @ 100 (a) ............... 1,000 989
Ares Strategic Income Fund , 4 .85% , 1/15/29 , Callable 12/15/28 @ 100 (a) .............. 1,000 973
Athene Global Funding
4 .87% ( SOFRINDX + 121 bps ) , 3/25/27 (a) (b) ............................... 1,000 1,003
4 .61% ( SOFRINDX + 95 bps ) , 3/6/28 (a) (b) ................................. 300 299
Atlas Warehouse Lending Co. LP , 4 .63% , 11/15/28 , Callable 10/15/28 @ 100 (a) .......... 1,150 1,136
Banc of California , 3 .25% ( TSFR3M + 252 bps ) , 5/1/31 (b) .......................... 500 498
Bank of America Corp. , 4 .54% ( SOFR + 88 bps ) , 4/23/30 , Callable 4/23/29 @ 100 (b) ....... 750 749
Bank of America NA , 4 .69% ( SOFR + 102 bps ) , 8/18/26 , Callable 7/17/26 @ 100 (b) ........ 500 501
Blackstone Private Credit Fund , 4 .95% , 9/26/27 , Callable 8/26/27 @ 100 ............... 500 496
Blackstone Secured Lending Fund , 5 .25% , 9/4/29 , Callable 8/4/29 @ 100 .............. 1,000 986
Block Financial LLC , 3 .88% , 8/15/30 , Callable 5/15/30 @ 100 ...................... 500 470
Blue Owl Capital Corp.
2 .63% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 750 735
3 .13% , 4/13/27 , Callable 3/13/27 @ 100 .................................. 500 489
Blue Owl Credit Income Corp. , 6 .60% , 9/15/29 , Callable 8/15/29 @ 100 ............... 1,250 1,254
Blue Owl Technology Finance Corp. , 6 .10% , 3/15/28 , Callable 2/15/28 @ 100 (d) ......... 623 620
BMW US Capital LLC , 4 .58% ( SOFRINDX + 92 bps ) , 3/21/28 (a) (b) ................... 1,000 1,004
Capital Impact Partners , 5 .34% , 8/1/30 , Callable 5/1/30 @ 100 ...................... 650 658
Capital One Financial Corp. , 3 .95% ( H15T5Y + 316 bps ) , Callable 9/1/26 @ 100 (b) (d) (e) .... 300 297
Citibank NA , 4 .38% ( SOFR + 71 bps ) , 11/19/27 , Callable 11/19/26 @ 100 (b) ............. 500 500
Citigroup, Inc. , 4 .53% ( SOFR + 87 bps ) , 3/4/29 , Callable 3/4/28 @ 100 (b) ............... 348 348
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (b) (e) .... 750 741
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 770 829
CNO Global Funding , 4 .88% , 12/10/27 (a) ..................................... 1,000 1,003
Corebridge Global Funding
4 .96% ( SOFR + 130 bps ) , 9/25/26 (a) (b) .................................... 295 296
4 .41% ( SOFR + 75 bps ) , 1/7/28 (a) (b) ...................................... 1,000 999
Credit Acceptance Corp. , 9 .25% , 12/15/28 , Callable 5/15/26 @ 104.63 (a) ............... 429 448
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (b) ....... 1,000 987

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
F&G Global Funding
5 .88% , 6/10/27 (a) .................................................. $ 500 $ 506
4 .98% ( SOFR + 133 bps ) , 9/8/28 (a) (b) ..................................... 750 748
Fidelity National Information Services, Inc. , 4 .87% ( SOFR + 121 bps ) , 3/10/29 (b) .......... 1,250 1,249
First Maryland Capital I , 4 .93% ( TSFR3M + 126 bps ) , 1/15/27 , Callable 6/4/26 @ 100 (b) .... 1,250 1,238
Ford Motor Credit Co. LLC , 5 .11% ( SOFR + 145 bps ) , 11/5/26 (b) ..................... 750 751
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 250 256
Fulton Financial Corp. , 5 .98% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 6/15/26 @ 100 (b) .... 1,000 996
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 500 497
Goldman Sachs Private Credit Corp.
5 .05% , 2/23/28 (a) .................................................. 750 741
5 .38% , 1/31/29 , Callable 12/31/28 @ 100 (a) ............................... 500 493
Golub Capital Private Credit Fund , 5 .45% , 8/15/28 , Callable 7/15/28 @ 100 (a) ........... 1,250 1,239
Hercules Capital, Inc. , 2 .63% , 9/16/26 , Callable 8/16/26 @ 100 ...................... 1,000 989
Hyundai Capital America, Inc. , 4 .70% ( SOFR + 104 bps ) , 3/19/27 (a) (b) ................. 1,000 1,003
JPMorgan Chase & Co. , 4 .42% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ....... 1,000 1,001
KeyCorp , 5 .00% ( TSFR3M + 387 bps ) , Callable 9/15/26 @ 100 (b) (e) ................... 250 248
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4 .25% , 2/1/27 , Callable 6/4/26 @ 100 (a) .................................. 900 893
4 .75% , 6/15/29 , Callable 6/4/26 @ 101.19 (a) ............................... 500 489
MassMutual Global Funding II , 4 .40% ( SOFR + 74 bps ) , 4/9/27 (a) (b) (d) ................ 750 752
Mercedes-Benz Finance North America LLC , 4 .59% ( SOFR + 93 bps ) , 3/31/28 (a) (b) ........ 1,000 1,004
Metropolitan Life Global Funding I , 4 .28% ( SOFRINDX + 62 bps ) , 4/13/28 (a) (b) .......... 750 750
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 5/20/26 @ 100 .................... 1,300 1,299
Morgan Stanley Private Bank NA , 4 .44% ( SOFR + 77 bps ) , 2/8/30 , Callable 2/8/29 @ 100 (b) . 1,000 993
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 500 488
Nissan Motor Acceptance Co. LLC , 5 .30% , 9/13/27 (a) ............................ 500 499
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 250 256
Pacific Life Global Funding II , 4 .28% ( SOFR + 62 bps ) , 6/4/26 (a) (b) ................... 100 100
PayPal Holdings, Inc. , 4 .33% ( SOFR + 67 bps ) , 3/6/28 (b) ........................... 750 750
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 500 497
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 6/4/26 @
100 (a) ........................................................... 1,250 1,239
Santander Holdings USA, Inc. , 5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) . 1,400 1,420
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 (d) ............ 1,000 992
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 756 793
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 900 900
The Bank of New York Mellon Corp. , 4 .34% ( SOFRINDX + 68 bps ) , 6/9/28 , Callable 6/9/27 @
100 (b) ........................................................... 1,000 1,001
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (e) ....... 1,000 999
The Goldman Sachs Group, Inc. , 4 .95% ( SOFR + 129 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (b) 1,000 1,006
The Huntington National Bank , 4 .38% ( SOFR + 72 bps ) , 4/12/28 , Callable 4/12/27 @ 100 (b) .. 1,000 999
Truist Bank , 4 .32% ( SOFR + 66 bps ) , 1/27/29 , Callable 1/27/28 @ 100 (b) ............... 500 500
Truist Financial Corp. , 4 .58% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 6/4/26 @ 100 (b) ....... 717 712
55,589
Health Care (1.8%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 5/20/26 @ 100 .......................... 408 406
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 5/20/26 @ 100 (a) .... 1,000 982
HCA, Inc. , 4 .53% ( SOFR + 87 bps ) , 3/1/28 , Callable 2/1/28 @ 100 (b) .................. 1,250 1,254
Lifespan Corp. , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ........................... 250 251
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 6/4/26 @ 101.31 (a) .................. 1,200 1,194
Novartis Capital Corp. , 4 .31% ( SOFRINDX + 65 bps ) , 3/16/29 (b) ..................... 1,000 1,004
PeaceHealth Obligated Group , 4 .34% , 11/15/28 , Callable 8/15/28 @ 100 (d) ............. 350 348
5,439
Industrials (1.2%):
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 247 242
Rockwell Collins, Inc. , 3 .50% , 3/15/27 , Callable 12/15/26 @ 100 .................... 750 743
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 5/15/26 @ 104.31 .................... 500 520
TriNet Group, Inc. , 3 .50% , 3/1/29 , Callable 6/4/26 @ 100 (a) ........................ 1,125 1,048
XPO, Inc. , 6 .25% , 6/1/28 , Callable 5/15/26 @ 103.13 (a) ........................... 1,000 1,014
3,567

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (1.4%):
Citadel Finance LLC , 4 .75% , 2/14/29 , Callable 1/14/29 @ 100 (a) .................... $ 1,000 $ 984
Hewlett Packard Enterprise Co.
4 .64% ( SOFRINDX + 98 bps ) , 3/23/28 (b) .................................. 750 751
4 .62% ( SOFR + 96 bps ) , 9/15/28 (b) ....................................... 500 501
Oracle Corp. , 4 .42% ( SOFR + 76 bps ) , 8/3/28 (b) .................................. 750 737
Salesforce, Inc.
4 .50% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 750 751
4 .65% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 250 251
3,975
Materials (0.5%):
Glencore Funding LLC , 4 .72% ( SOFRINDX + 106 bps ) , 4/4/27 (a) (b) ................... 1,000 1,003
Sasol Financing USA LLC , 4 .38% , 9/18/26 , Callable 8/18/26 @ 100 .................. 500 498
1,501
Real Estate (0.5%):
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 500 498
Vornado Realty LP , 2 .15% , 6/1/26 ........................................... 1,000 997
1,495
Utilities (1.3%):
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (b) (e) ......... 500 495
Elm Road Generating Station Supercritical LLC , 4 .67% , 1/19/31 (a) ................... 247 246
FirstEnergy Pennsylvania Electric Co. , 3 .60% , 6/1/29 , Callable 3/1/29 @ 100 (a) .......... 330 321
Monongahela Power Co. , 3 .55% , 5/15/27 , Callable 2/15/27 @ 100 (a) .................. 968 961
NextEra Energy Capital Holdings, Inc. , 4 .46% ( SOFRINDX + 80 bps ) , 2/4/28 (b) .......... 1,000 1,003
Vistra Operations Co. LLC , 7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............ 750 787
3,813
Total Corporate Bonds (Cost $83,803)
a
a
a
83,962
Yankee Dollars (15.1%)
Consumer Discretionary (0.5%):
Carnival Corp. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (a) ........................... 600 598
Melco Resorts Finance Ltd. , 5 .63% , 7/17/27 , Callable 6/4/26 @ 100 (a) ................ 750 748
1,346
Energy (0.5%):
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 1,400 1,478
Financials (12.4%):
ABN AMRO Bank NV
5 .44% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,005
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 483
Banco Santander SA , 5 .04% ( SOFR + 138 bps ) , 3/14/28 , Callable 3/14/27 @ 100 (b) ........ 1,500 1,508
Bank of Montreal , 4 .28% ( SOFRINDX + 62 bps ) , 9/15/26 , MTN (b) .................... 500 501
Barclays PLC , 5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ............... 1,000 1,000
Beazley Insurance DAC , 5 .50% , 9/10/29 ...................................... 450 454
BNP Paribas SA , 5 .10% ( SOFR + 143 bps ) , 5/9/29 , Callable 5/9/28 @ 100 (a) (b) ........... 750 757
BPCE SA
5 .64% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 503
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 505
Canadian Imperial Bank of Commerce , 4 .88% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,004
Commonwealth Bank of Australia , 4 .18% ( SOFR + 52 bps ) , 6/15/26 (a) (b) ............... 1,500 1,500
Cooperatieve Rabobank , 4 .31% ( SOFRINDX + 65 bps ) , 4/1/29 (b) ..................... 1,000 1,002
Credit Agricole SA
4 .95% ( SOFR + 129 bps ) , 7/5/26 (a) (b) ..................................... 750 751
4 .87% ( SOFR + 121 bps ) , 9/11/28 , Callable 9/11/27 @ 100 (a) (b) .................. 500 502
Deutsche Bank AG , 4 .89% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 781 782
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 500 517
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 500 497
HSBC Holdings PLC , 5 .24% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) ........ 600 602
ING Groep NV , 5 .22% ( SOFRINDX + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ........ 500 502

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lloyds Banking Group PLC
5 .23% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ................. $ 500 $ 501
4 .72% ( SOFRINDX + 106 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) ............... 750 754
Macquarie Bank Ltd. , 4 .42% ( SOFR + 76 bps ) , 3/29/29 (a) (b) ......................... 1,000 1,004
Marex Group PLC , 5 .83% , 5/8/28 , Callable 4/8/28 @ 100 .......................... 1,000 1,010
Mizuho Bank Ltd. , 4 .71% ( SOFR + 105 bps ) , 4/16/31 (a) (b) .......................... 1,000 1,014
National Australia Bank Ltd. , 4 .31% ( SOFR + 65 bps ) , 1/12/27 (a) (b) ................... 1,250 1,253
National Bank of Canada , 4 .43% ( SOFR + 77 bps ) , 1/20/29 , Callable 1/20/28 @ 100 (b) ...... 1,000 999
Nationwide Building Society , 4 .96% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,407
NatWest Markets PLC
4 .61% ( SOFR + 95 bps ) , 3/21/28 (a) (b) ..................................... 400 402
4 .59% ( SOFR + 93 bps ) , 3/27/29 (a) (b) ..................................... 1,000 1,001
Nordea Bank Abp , 4 .36% ( SOFR + 70 bps ) , 3/17/28 (a) (b) ........................... 750 753
Royal Bank of Canada , 4 .25% ( SOFRINDX + 59 bps ) , 11/2/26 , MTN (b) ................ 500 501
Santander UK Group Holdings PLC , 2 .47% ( SOFR + 122 bps ) , 1/11/28 , Callable 1/11/27 @
100 (b) ........................................................... 500 493
Skandinaviska Enskilda Banken AB , 4 .41% ( SOFRINDX + 75 bps ) , 6/2/28 (a) (b) .......... 1,000 1,003
Societe Generale SA , 4 .75% ( SOFR + 110 bps ) , 4/12/30 , Callable 4/12/29 @ 100 (a) (b) ...... 750 751
Standard Chartered PLC
5 .59% ( SOFR + 193 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................... 500 501
4 .90% ( SOFR + 124 bps ) , 1/21/29 , Callable 1/21/28 @ 100 (a) (b) .................. 750 755
Standard Life PLC , 5 .38% , 7/6/27 , MTN ...................................... 1,000 1,002
Sumitomo Mitsui Trust Bank Ltd. , 4 .41% ( SOFR + 75 bps ) , 9/11/28 (a) (b) ................ 1,000 1,003
The Bank of Nova Scotia
4 .56% ( SOFR + 89 bps ) , 2/14/29 , Callable 2/14/28 @ 100 (b) ..................... 1,000 1,001
8 .63% ( H15T5Y + 439 bps ) , 10/27/82 , Callable 10/27/27 @ 100 (b) ................ 250 262
The Toronto-Dominion Bank , 4 .25% ( SOFR + 59 bps ) , 9/10/26 (b) ..................... 1,500 1,501
UBS AG/Stamford CT , 4 .47% ( SOFR + 81 bps ) , 3/16/29 , Callable 3/16/28 @ 100 (b) ........ 1,000 1,001
VOC Escrow Ltd. , 5 .00% , 2/15/28 , Callable 6/4/26 @ 100 (a) ....................... 1,156 1,152
Westpac Banking Corp. , 4 .18% ( SOFR + 52 bps ) , 6/3/26 (b) .......................... 1,500 1,500
36,899
Industrials (0.5%):
Air Canada , 3 .88% , 8/15/26 , Callable 6/4/26 @ 100 (a) ............................ 750 748
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 736 724
1,472
Information Technology (0.3%):
Open Text Corp. , 3 .88% , 2/15/28 , Callable 6/4/26 @ 100 (a) ........................ 1,000 967
Materials (0.6%):
James Hardie International Finance DAC , 5 .00% , 1/15/28 , Callable 6/4/26 @ 100 (a) ....... 750 747
Rio Tinto Finance USA PLC , 4 .50% ( SOFRINDX + 84 bps ) , 3/14/28 (b) ................. 1,000 1,004
1,751
Utilities (0.3%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (f) ............................ 1,000 1,001
Total Yankee Dollars (Cost $44,760)
a
a
a
44,914
Municipal Bonds (1.2%)
California (0.4%):
California Municipal Finance Authority Revenue , Series B , 5 .43% , 9/1/28 .............. 375 374
California State Public Works Board Revenue , Series B , 4 .45% , 4/1/27 ................ 375 377
Los Angeles Unified School District CA, GO , Series QRR , 4 .00% , 7/1/26 ............... 445 445
1,196
Massachusetts (0.4%):
Massachusetts Development Finance Agency Revenue
Series B , 6 .75% , 10/1/30 ............................................. 260 262
Series G , 6 .38% , 10/1/28 ............................................. 500 501
Series G , 6 .63% , 10/1/30 ............................................. 275 279
1,042
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 425 429

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Texas (0.3%):
Las Varas Public Facility Corp. Revenue , Series B , 4 .35% , 2/1/29 , Continuously Callable
@100 ........................................................... $ 1,000 $ 997
Total Municipal Bonds (Cost $3,655)
a
a
a
3,664
U.S. Government Agency Mortgages (0.2%)
Federal National Mortgage Association
4 .50% , 11/1/40 ..................................................... 468 465
Total U.S. Government Agency Mortgages (Cost $468)
a
a
a
465
Commercial Paper (22.6%)
Communication Services (2.8%):
Rogers Communications, Inc.
4 .12% , 5/21/26 (a) (g) ................................................ 2,000 1,995
4 .18% , 6/18/26 (a) (g) ................................................ 1,000 994
Videotron Ltd.
4 .36% , 5/13/26 (a) (g) ................................................ 1,000 998
4 .37% , 5/14/26 (a) (g) ................................................ 1,500 1,498
4 .41% , 5/19/26 (a) (g) ................................................ 1,000 998
4 .41% , 5/20/26 (a) (g) ................................................ 2,000 1,995
8,478
Consumer Discretionary (2.5%):
AutoNation, Inc.
4 .15% , 5/4/26 (a) (g) ................................................. 1,000 999
4 .15% , 5/5/26 (a) (g) ................................................. 1,000 999
Genuine Parts Co.
4 .13% , 5/1/26 (a) (g) ................................................. 2,000 2,000
4 .14% , 5/8/26 (a) (g) ................................................. 1,000 999
4 .16% , 5/11/26 (a) (g) ................................................ 1,000 999
4 .21% , 5/20/26 (a) (g) ................................................ 500 499
4 .27% , 5/29/26 (a) (g) ................................................ 1,000 997
7,492
Consumer Staples (2.7%):
Bacardi-Martini BV , 4 .36% , 5/28/26 (a) (g) ..................................... 1,000 997
Dairy Farmers of America Inc. , 3 .96% , 5/4/26 (a) (g) .............................. 1,500 1,499
Keurig Dr Pepper, Inc.
4 .13% , 5/1/26 (a) (g) ................................................. 2,500 2,500
4 .13% , 5/4/26 (a) (g) ................................................. 1,000 999
4 .18% , 5/15/26 (a) (g) ................................................ 1,000 998
4 .21% , 5/19/26 (a) (g) ................................................ 1,000 998
7,991
Energy (1.5%):
Phillips 66
3 .97% , 5/1/26 (a) (g) ................................................. 3,500 3,500
4 .01% , 5/6/26 (a) (g) ................................................. 1,000 999
4,499
Financials (1.8%):
Columbia Pipelines Holding Co. LLC , 3 .96% , 5/4/26 (a) (g) ......................... 1,000 999
Stellantis Financial Services US Corp.
4 .40% , 6/23/26 (a) (g) ................................................ 2,000 1,987
4 .40% , 6/24/26 (a) (g) ................................................ 1,000 993
4 .41% , 7/7/26 (a) (g) ................................................. 1,000 992
4 .41% , 7/10/26 (a) (g) ................................................ 500 496
5,467
Health Care (1.6%):
HCA, Inc.
4 .14% , 5/5/26 (a) (g) ................................................. 1,100 1,099
4 .18% , 5/12/26 (a) (g) ................................................ 300 300
4 .19% , 5/13/26 (a) (g) ................................................ 3,030 3,025

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .20% , 5/14/26 (a) (g) ................................................ $ 250 $ 250
4,674
Industrials (2.0%):
Global Payments, Inc. , 4 .15% , 5/4/26 (a) (g) .................................... 2,000 1,999
Lennox International, Inc. , 3 .98% , 5/13/26 (a) (g) ................................. 1,000 999
Sonoco Products Co.
4 .15% , 5/1/26 (a) (g) ................................................. 2,100 2,100
4 .15% , 5/7/26 (a) (g) ................................................. 750 749
5,847
Information Technology (0.7%):
Jabil, Inc.
4 .46% , 5/7/26 (a) (g) ................................................. 1,000 999
4 .48% , 5/15/26 (a) (g) ................................................ 1,000 998
1,997
Materials (1.8%):
International Flavors & Fragrances, Inc.
4 .01% , 5/15/26 (a) (g) ................................................ 2,500 2,496
4 .04% , 5/19/26 (a) (g) ................................................ 1,500 1,497
4 .05% , 5/22/26 (a) (g) ................................................ 1,000 997
4 .06% , 5/26/26 (a) (g) ................................................ 500 499
5,489
Real Estate (4.2%):
Alexandria Real Estate Equities, Inc. , 3 .89% , 5/1/26 (a) (g) .......................... 5,200 5,199
Crown Castle Inc.
4 .28% , 5/5/26 (a) (g) ................................................. 1,500 1,499
4 .27% , 5/6/26 (a) (g) ................................................. 1,000 999
4 .27% , 5/7/26 (a) (g) ................................................. 1,500 1,499
Crown Castle, Inc. , 4 .29% , 5/14/26 (a) (g) ...................................... 1,250 1,248
HA Sustainable Infrastructure Capital, Inc. , 4 .20% , 5/1/26 (a) (g) ...................... 2,000 2,000
12,444
Utilities (1.0%):
Evergy Missouri West, Inc. , 4 .00% , 5/12/26 (a) (g) ................................ 1,000 999
The AES Corp.
4 .05% , 5/8/26 (a) (g) ................................................. 900 899
4 .29% , 5/29/26 (a) (g) ................................................ 1,000 997
2,895
Total Commercial Paper (Cost $67,279)
a
a
a
67,273
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (h) ........ 409,742 409
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .57% (h) ............ 409,742 410
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (h) ............... 409,742 410
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .56% (h) . 409,742 410
Total Collateral for Securities Loaned (Cost $1,639)
a
a
a
1,639
Total Investments (Cost $300,499) — 100.8% 299,537
Liabilities in excess of other assets —  (0.8)% (2,291)
NET ASSETS - 100.00% $ 297,246
At April 30, 2026, the Fund's investments in foreign securities were 20.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$212,322 (thousands) and amounted to 71.4% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(c) Security is interest only.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Rate represents the effective yield at April 30, 2026.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(h) Rate disclosed is the daily yield on April 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.

Statements of Assets and Liabilities
April 30, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Core Plus
Intermediate Bond
Fund
Victory High
Income Fund
Victory Income
Fund
Assets:
Investments, at value (Cost $5,375,422, $923,301 and $3,896,072) $ 5,331,588 (a) $ 913,123 (b) $ 3,654,875 (c)
Repurchase agreements, at value (Cost $19,000, $89,000 and $11,000) 19,000 89,000 11,000
Cash 9,643 6,096 1,665
Futures contracts collateral 15,349 2,003 2,699
Receivables:
Dividends, interest, and securities lending income 46,968 14,990 33,602
Capital shares issued 6,100 152 1,181
Investments sold 7,995 6,286 3,204
From Adviser — 11 —
Variation margin on open futures contracts 512 24 —
Prepaid expenses 51 21 28
Total Assets 5,437,206 1,031,706 3,708,254
Liabilities:
Payables:
Collateral received on loaned securities 62,890 60,947 26,487
Distributions 1,290 — —
Investments purchased 50,043 9,235 17,641
Capital shares redeemed 7,422 280 2,498
Accrued expenses and other payables:
Investment advisory fees 1,430 396 978
Administration fees 455 108 379
Custodian fees 60 24 25
Transfer agent fees 416 92 335
Compliance fees 4 1 3
Trustees' fees 1 1 1
12b-1 fees 25 — 3
Other accrued expenses 140 64 94
Total Liabilities 124,176 71,148 48,444
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,712,493 1,228,524 4,172,827
Total accumulated earnings (loss) (399,463) (267,966) (513,017)
Net Assets $ 5,313,030 $ 960,558 $ 3,659,810
Net Assets:
Fund Shares $ 1,437,824 $ 700,366 $ 1,806,747
Institutional Shares 2,513,100 258,559 1,803,610
Class A 138,359 — 33,883
Class C 25,003 — —
Class R6 1,198,744 1,633 15,570
Total $ 5,313,030 $ 960,558 $ 3,659,810
Shares (unlimited number of shares authorized with no par value):
Fund Shares 156,434 102,227 155,695
Institutional Shares 273,366 37,799 155,524
Class A 15,071 — 2,932
Class C 2,722 — —
Class R6 130,385 238 1,342
Total 577,978 140,264 315,493
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 9.19 $ 6.85 $ 11.60
Institutional Shares 9.19 6.84 11.60
Class A 9.18 — 11.55
Class C(e) 9.19 — —
Class R6 9.19 6.85 11.60
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.39 $ — $ 11.82
(a) Includes $60,629 thousand of securities on loan.
(b) Includes $58,460 thousand of securities on loan.
(c) Includes $25,686 thousand of securities on loan.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
April 30, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Short-Term
Bond Fund
Victory Ultra
Short-Term Bond
Fund
Assets:
Investments, at value (Cost $2,739,876 and $300,499) $ 2,756,070 (a) $ 299,537 (b)
Cash 3,783 184
Futures contracts collateral 8 —
Receivables:
Dividends, interest, and securities lending income 20,541 1,456
Capital shares issued 2,174 392
Investments sold 4,327 49
From Adviser 3 —
Prepaid expenses 51 43
Total Assets 2,786,957 301,661
Liabilities:
Payables:
Collateral received on loaned securities 16,676 1,639
Distributions 225 21
Investments purchased 16,738 1,845
Capital shares redeemed 2,505 735
Accrued expenses and other payables:
Investment advisory fees 556 69
Administration fees 244 31
Custodian fees 19 3
Transfer agent fees 245 25
Compliance fees 2 — (c)
Trustees' fees 1 1
12b-1 fees 7 — (c)
Other accrued expenses 83 46
Total Liabilities 37,301 4,415
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,768,377 299,679
Total accumulated earnings (loss) (18,721) (2,433)
Net Assets $ 2,749,656 $ 297,246
Net Assets:
Fund Shares $ 758,147 $ 170,046
Institutional Shares 1,555,401 112,417
Class A 71,314 4,730
Class R6 364,794 10,053
Total $ 2,749,656 $ 297,246
Shares (unlimited number of shares authorized with no par value):
Fund Shares 83,114 16,888
Institutional Shares 170,633 11,163
Class A 7,816 470
Class R6 39,970 997
Total 301,533 29,518
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 9.12 $ 10.07
Institutional Shares 9.12 10.07
Class A 9.12 10.07
Class R6 9.13 10.08
Maximum Sales Charge — Class A 2 .25% — %
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.33 $ —
(a) Includes $16,132 thousand of securities on loan.
(b) Includes $1,594 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended April 30, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Core Plus
Intermediate Bond
Fund
Victory High
Income Fund
Victory Income
Fund
Investment Income:
Dividends $ 1,216 $ 2,244 $ 2,510
Interest 282,305 74,019 175,059
Securities lending (net of fees) 135 225 126
Total Income 283,656 76,488 177,695
Expenses:
Investment advisory fees 17,936 5,198 11,701
Administration fees — Fund Shares 2,202 1,079 2,835
Administration fees — Institutional Shares 2,607 280 1,925
Administration fees — Class A 202 — 55
Administration fees — Class C 37 — —
Administration fees — Class R6 554 1 8
Sub-Administration fees 27 22 27
12b-1 fees — Class A 336 — 91
12b-1 fees — Class C 245 — —
Custodian fees 350 145 155
Transfer agent fees — Fund Shares 1,543 799 1,997
Transfer agent fees — Institutional Shares 2,704 291 1,997
Transfer agent fees — Class A 139 — 38
Transfer agent fees — Class C 25 — —
Transfer agent fees — Class R6 152 — (a) 2
Trustees' fees 50 47 49
Compliance fees 43 8 31
Legal and audit fees 68 68 61
State registration and filing fees 149 65 83
Interfund lending fees — — 1
Other expenses 427 104 264
Recoupment of prior expenses waived/reimbursed by Adviser 216 — 146
Total Expenses 30,012 8,107 21,466
Expenses waived/reimbursed by Adviser (210) (76) (23)
Net Expenses 29,802 8,031 21,443
Net Investment Income (Loss) 253,854 68,457 156,252
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (7,188) 2,057 (34,440)
Net realized gains (losses) from futures contracts 10,563 1,019 —
Net change in unrealized appreciation/depreciation on investment securities 7,228 9,062 57,729
Net change in unrealized appreciation/depreciation on futures contracts (15,880) (1,138) —
Net realized/unrealized gains (losses) on investments (5,277) 11,000 23,289
Change in net assets resulting from operations $ 248,577 $ 79,457 $ 179,541
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended April 30, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Short-Term
Bond Fund
Victory Ultra
Short-Term Bond
Fund
Investment Income:
Dividends $ 540 $ —
Interest 140,466 15,193
Securities lending (net of fees) 34 13
Total Income 141,040 15,206
Expenses:
Investment advisory fees 6,692 828
Administration fees — Fund Shares 1,145 253
Administration fees — Institutional Shares 1,609 112
Administration fees — Class A 100 2
Administration fees — Class R6 166 5
Sub-Administration fees 27 22
12b-1 fees — Class A 167 4
Custodian fees 119 20
Transfer agent fees — Fund Shares 1,009 153
Transfer agent fees — Institutional Shares 1,669 116
Transfer agent fees — Class A 69 2
Transfer agent fees — Class R6 46 1
Trustees' fees 48 47
Compliance fees 22 2
Legal and audit fees 59 56
State registration and filing fees 126 71
Interfund lending fees — (a) —
Other expenses 223 66
Recoupment of prior expenses waived/reimbursed by Adviser — 27
Total Expenses 13,296 1,787
Expenses waived/reimbursed by Adviser (14) (32)
Net Expenses 13,282 1,755
Net Investment Income (Loss) 127,758 13,451
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 4,131 (136)
Net change in unrealized appreciation/depreciation on investment securities (8,126) 278
Net realized/unrealized gains (losses) on investments (3,995) 142
Change in net assets resulting from operations $ 123,763 $ 13,593
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund Victory High Income Fund Victory Income Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 253,854 $ 229,901 $ 68,457 $ 76,266 $ 156,252 $ 176,005
Net realized gains (losses) 3,375 (53,975) 3,076 (9,299) (34,440) (59,624)
Net change in unrealized
appreciation/depreciation (8,652) 205,129 7,924 12,559 57,729 214,589
Change in net assets resulting from
operations 248,577 381,055 79,457 79,526 179,541 330,970
Distributions to Shareholders:
Fund Shares (69,175) (65,492) (49,818) (53,515) (76,304) (79,113)
Institutional Shares (124,720) (117,948) (19,530) (21,548) (78,826) (92,359)
Class A (6,051) (4,773) — — (1,402) (1,527)
Class C (941) (659) — — — —
Class R6 (54,568) (41,095) (130) (119) (632) (501)
Change in net assets resulting from
distributions to shareholders (255,455) (229,967) (69,478) (75,182) (157,164) (173,500)
Change in net assets resulting from
capital transactions 70,248 580,391 (53,132) (22,377) (366,965) (559,398)
Change in net assets 63,370 731,479 (43,153) (18,033) (344,588) (401,928)
Net Assets:
Beginning of period 5,249,660 4,518,181 1,003,711 1,021,744 4,004,398 4,406,326
End of period $ 5,313,030 $ 5,249,660 $ 960,558 $ 1,003,711 $ 3,659,810 $ 4,004,398

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund Victory High Income Fund Victory Income Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 206,997 $ 283,780 $ 71,086 $ 66,385 $ 95,621 $ 125,729
Distributions reinvested 67,103 63,530 45,135 48,696 73,021 75,764
Cost of shares redeemed (302,263) (341,720) (133,575) (149,839) (311,589) (362,030)
Total Fund Shares $ (28,163) $ 5,590 $ (17,354) $ (34,758) $ (142,947) $ (160,537)
Institutional Shares
Proceeds from shares issued $ 620,027 $ 817,004 $ 9,052 $ 21,416 $ 159,158 $ 246,117
Distributions reinvested 111,541 107,038 19,501 21,526 78,633 92,136
Cost of shares redeemed (882,704) (654,686) (63,819) (31,393) (458,265) (734,591)
Total Institutional Shares $ (151,136) $ 269,356 $ (35,266) $ 11,549 $ (220,474) $ (396,338)
Class A
Proceeds from shares issued $ 40,425 $ 52,952 $ — $ — $ 654 $ 567
Distributions reinvested 5,719 4,490 — — 1,362 1,486
Cost of shares redeemed (32,166) (23,694) — — (6,982) (8,459)
Total Class A $ 13,978 $ 33,748 $ — $ — $ (4,966) $ (6,406)
Class C
Proceeds from shares issued $ 5,376 $ 14,314 $ — $ — $ — $ —
Distributions reinvested 880 606 — — — —
Cost of shares redeemed (4,513) (2,377) — — — —
Total Class C $ 1,743 $ 12,543 $ — $ — $ — $ —
Class R6
Proceeds from shares issued $ 426,513 $ 446,411 $ 948 $ 1,653 $ 8,624 $ 8,552
Distributions reinvested 54,275 40,963 130 119 631 501
Cost of shares redeemed (246,962) (228,220) (1,590) (940) (7,833) (5,170)
Total Class R6 $ 233,826 $ 259,154 $ (512) $ 832 $ 1,422 $ 3,883
Change in net assets resulting from
capital transactions $ 70,248 $ 580,391 $ (53,132) $ (22,377) $ (366,965) $ (559,398)
Share Transactions:
Fund Shares
Issued 22,340 30,820 10,256 9,676 8,192 10,897
Reinvested 7,240 6,911 6,536 7,124 6,278 6,595
Redeemed (32,606) (37,213) (19,268) (21,886) (26,704) (31,429)
Total Fund Shares (3,026) 518 (2,476) (5,086) (12,234) (13,937)
Institutional Shares
Issued 66,890 88,885 1,308 3,115 13,681 21,294
Reinvested 12,034 11,642 2,829 3,154 6,765 8,025
Redeemed (95,308) (71,449) (9,181) (4,609) (39,212) (63,880)
Total Institutional Shares (16,384) 29,078 (5,044) 1,660 (18,766) (34,561)
Class A
Issued 4,368 5,775 — — 55 50
Reinvested 618 489 — — 118 130
Redeemed (3,476) (2,589) — — (600) (738)
Total Class A 1,510 3,675 — — (427) (558)
Class C
Issued 581 1,549 — — — —
Reinvested 95 66 — — — —
Redeemed (488) (259) — — — —
Total Class C 188 1,356 — — — —
Class R6
Issued 46,053 48,638 136 242 741 739
Reinvested 5,854 4,454 19 17 54 44
Redeemed (26,644) (24,894) (229) (138) (672) (449)
Total Class R6 25,263 28,198 (74) 121 123 334
Change in Shares 7,551 62,825 (7,594) (3,305) (31,304) (48,722)

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond
Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 127,758 $ 118,924 $ 13,451 $ 14,569
Net realized gains (losses) 4,131 915 (136) 262
Net change in unrealized appreciation/depreciation (8,126) 66,447 278 1,159
Change in net assets resulting from operations 123,763 186,286 13,593 15,990
Distributions to Shareholders:
Fund Shares (34,613) (34,827) (7,722) (7,977)
Institutional Shares (74,439) (70,745) (5,149) (6,084)
Class A (2,906) (1,992) (63) (19)
Class R6 (15,826) (11,400) (500) (490)
Change in net assets resulting from distributions to shareholders (127,784) (118,964) (13,434) (14,570)
Change in net assets resulting from capital transactions 3,713 233,782 10,501 (11,241)
Change in net assets (308) 301,104 10,660 (9,821)
Net Assets:
Beginning of period 2,749,964 2,448,860 286,586 296,407
End of period $ 2,749,656 $ 2,749,964 $ 297,246 $ 286,586

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond
Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 111,295 $ 162,684 $ 52,574 $ 46,675
Distributions reinvested 33,606 33,840 7,504 7,746
Cost of shares redeemed (155,838) (228,261) (57,713) (40,245)
Total Fund Shares $ (10,937) $ (31,737) $ 2,365 $ 14,176
Institutional Shares
Proceeds from shares issued $ 354,010 $ 429,492 $ 151,003 $ 62,338
Distributions reinvested 72,447 68,167 5,138 6,084
Cost of shares redeemed (492,270) (354,445) (153,789) (89,026)
Total Institutional Shares $ (65,813) $ 143,214 $ 2,352 $ (20,604)
Class A
Proceeds from shares issued $ 22,942 $ 44,507 $ 4,871 $ 277
Distributions reinvested 2,642 1,847 46 19
Cost of shares redeemed (13,996) (7,483) (584) (212)
Total Class A $ 11,588 $ 38,871 $ 4,333 $ 84
Class R6
Proceeds from shares issued $ 155,508 $ 161,451 $ 5,517 $ 3,138
Distributions reinvested 15,816 11,399 500 490
Cost of shares redeemed (102,449) (89,416) (4,566) (8,525)
Total Class R6 $ 68,875 $ 83,434 $ 1,451 $ (4,897)
Change in net assets resulting from capital transactions $ 3,713 $ 233,782 $ 10,501 $ (11,241)
Share Transactions:
Fund Shares
Issued 12,148 17,911 5,213 4,635
Reinvested 3,668 3,726 744 769
Redeemed (17,010) (25,167) (5,723) (3,999)
Total Fund Shares (1,194) (3,530) 234 1,405
Institutional Shares
Issued 38,675 47,373 14,972 6,192
Reinvested 7,912 7,510 509 604
Redeemed (53,682) (39,046) (15,249) (8,846)
Total Institutional Shares (7,095) 15,837 232 (2,050)
Class A
Issued 2,504 4,922 483 27
Reinvested 288 203 5 2
Redeemed (1,528) (824) (58) (21)
Total Class A 1,264 4,301 430 8
Class R6
Issued 16,970 17,769 547 310
Reinvested 1,725 1,254 50 49
Redeemed (11,175) (9,844) (453) (846)
Total Class R6 7,520 9,179 144 (487)
Change in Shares 495 25,787 1,040 (1,124)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.20 $8.90 $9.26 $9.53 $11.06 $11.21
Investment Activities:
Net investment income (loss)(b) 0.44 0.41 0.39 0.26 0.25 0.28
Net realized and unrealized gains (losses) (0.01) 0.30 (0.36) (0.27) (1.25) 0.25
Total from Investment Activities 0.43 0.71 0.03 (0.01) (1.00) 0.53
Distributions to Shareholders from:
Net investment income (0.44) (0.41) (0.39) (0.26) (0.25) (0.28)
Net realized gains — — — — (0.28) (0.40)
Total Distributions (0.44) (0.41) (0.39) (0.26) (0.53) (0.68)
Net Asset Value, End of Period $9.19 $9.20 $8.90 $9.26 $9.53 $11.06
Total Return(c)(d) 4.70% 8.08% 0.38% (0.05)% (9.39)% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.63% 0.64% 0.66% 0.66% 0.65% 0.63%
Net Investment Income (Loss)(e) 4.68% 4.47% 4.35% 3.76% 2.39% 2.50%
Gross Expenses(e)(f) 0.63% 0.64% 0.66% 0.67% 0.65% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $1,437,824 $1,467,309 $1,414,540 $1,458,472 $1,549,932 $1,909,199
Portfolio Turnover(c)(g) 69% 51% 36% 42% 65% 69%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.20 $8.90 $9.26 $9.54 $11.06 $11.22
Investment Activities:
Net investment income (loss)(b) 0.43 0.42 0.40 0.26 0.25 0.28
Net realized and unrealized gains (losses) —(c) 0.30 (0.36) (0.28) (1.24) 0.24
Total from Investment Activities 0.43 0.72 0.04 (0.02) (0.99) 0.52
Distributions to Shareholders from:
Net investment income (0.44) (0.42) (0.40) (0.26) (0.25) (0.28)
Net realized gains — — — — (0.28) (0.40)
Total Distributions (0.44) (0.42) (0.40) (0.26) (0.53) (0.68)
Net Asset Value, End of Period $9.19 $9.20 $8.90 $9.26 $9.54 $11.06
Total Return(d)(e) 4.77% 8.17% 0.46% (0.10)% (9.24)% 4.80%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.56% 0.55% 0.57% 0.59% 0.58% 0.57%
Net Investment Income (Loss)(f) 4.75% 4.55% 4.46% 3.82% 2.46% 2.56%
Gross Expenses(f)(g) 0.56% 0.56% 0.59% 0.62% 0.60% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $2,513,100 $2,666,808 $2,320,468 $1,396,075 $1,499,048 $1,901,458
Portfolio Turnover(d)(h) 69% 51% 36% 42% 65% 69%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
116
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class A
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.19 $8.89 $9.25 $9.52 $11.05 $11.20
Investment Activities:
Net investment income (loss)(b) 0.42 0.39 0.37 0.24 0.22 0.25
Net realized and unrealized gains (losses) (0.01) 0.30 (0.36) (0.27) (1.25) 0.25
Total from Investment Activities 0.41 0.69 0.01 (0.03) (1.03) 0.50
Distributions to Shareholders from:
Net investment income (0.42) (0.39) (0.37) (0.24) (0.22) (0.25)
Net realized gains — — — — (0.28) (0.40)
Total Distributions (0.42) (0.39) (0.37) (0.24) (0.50) (0.65)
Net Asset Value, End of Period $9.18 $9.19 $8.89 $9.25 $9.52 $11.05
Total Return(c)(d) 4.47% 7.83% 0.13% (0.24)% (9.64)% 4.55%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.88% 0.91% 0.92% 0.92% 0.91%
Net Investment Income (Loss)(e) 4.47% 4.24% 4.13% 3.52% 2.16% 2.22%
Gross Expenses(e)(f) 0.85% 0.88% 0.91% 0.93% 0.92% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $138,359 $124,634 $87,880 $59,996 $52,190 $46,911
Portfolio Turnover(c)(g) 69% 51% 36% 42% 65% 69%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class C
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.20 $8.89 $9.25 $9.53 $11.05 $11.20
Investment Activities:
Net investment income (loss)(b) 0.36 0.33 0.32 0.19 0.15 0.16
Net realized and unrealized gains (losses) (0.01) 0.31 (0.37) (0.27) (1.23) 0.27
Total from Investment Activities 0.35 0.64 (0.05) (0.08) (1.08) 0.43
Distributions to Shareholders from:
Net investment income (0.36) (0.33) (0.31) (0.20) (0.16) (0.18)
Net realized gains — — — — (0.28) (0.40)
Total Distributions (0.36) (0.33) (0.31) (0.20) (0.44) (0.58)
Net Asset Value, End of Period $9.19 $9.20 $8.89 $9.25 $9.53 $11.05
Total Return(c)(d) 3.79% 7.25% (0.51)% (0.82)% (10.11)% 3.90%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.51% 1.53% 1.54% 1.56% 1.54% 1.53%
Net Investment Income (Loss)(e) 3.81% 3.60% 3.55% 2.85% 1.51% 1.50%
Gross Expenses(e)(f) 1.62% 1.68% 1.93% 2.82% 1.99% 2.60%
Supplemental Data:
Net Assets at end of period (000's) $25,003 $23,307 $10,474 $1,594 $2,059 $2,544
Portfolio Turnover(c)(g) 69% 51% 36% 42% 65% 69%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
118
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class R6
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.20 $8.90 $9.26 $9.54 $11.06 $11.22
Investment Activities:
Net investment income (loss)(b) 0.45 0.43 0.42 0.28 0.27 0.29
Net realized and unrealized gains (losses) —(c) 0.30 (0.37) (0.29) (1.24) 0.25
Total from Investment Activities 0.45 0.73 0.05 (0.01) (0.97) 0.54
Distributions to Shareholders from:
Net investment income (0.46) (0.43) (0.41) (0.27) (0.27) (0.30)
Net realized gains — — — — (0.28) (0.40)
Total Distributions (0.46) (0.43) (0.41) (0.27) (0.55) (0.70)
Net Asset Value, End of Period $9.19 $9.20 $8.90 $9.26 $9.54 $11.06
Total Return(d)(e) 4.92% 8.32% 0.62% 0.03% (9.08)% 4.97%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.42% 0.41% 0.42% 0.42% 0.41% 0.42%
Net Investment Income (Loss)(f) 4.90% 4.70% 4.62% 4.04% 2.70% 2.65%
Gross Expenses(f)(g) 0.42% 0.43% 0.42% 0.44% 0.43% 0.46%
Supplemental Data:
Net Assets at end of period (000's) $1,198,744 $967,602 $684,819 $284,153 $163,640 $87,708
Portfolio Turnover(d)(h) 69% 51% 36% 42% 65% 69%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $6.79 $6.76 $6.71 $6.91 $7.92 $7.44
Investment Activities:
Net investment income (loss)(b) 0.47 0.50 0.52 0.33 0.37 0.39
Net realized and unrealized gains (losses) 0.07 0.03 0.05 (0.20) (1.00) 0.47
Total from Investment Activities 0.54 0.53 0.57 0.13 (0.63) 0.86
Distributions to Shareholders from:
Net investment income (0.48) (0.50) (0.52) (0.33) (0.38) (0.38)
Total Distributions (0.48) (0.50) (0.52) (0.33) (0.38) (0.38)
Net Asset Value, End of Period $6.85 $6.79 $6.76 $6.71 $6.91 $7.92
Total Return(c)(d) 8.15% 8.01% 8.78% 2.00% (8.17)% 11.84%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.82% 0.79% 0.81% 0.78% 0.75% 0.75%
Net Investment Income (Loss)(e) 6.82% 7.35% 7.69% 6.53% 4.93% 5.01%
Gross Expenses(e)(f) 0.82% 0.79% 0.81% 0.79% 0.75% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $700,366 $711,083 $742,382 $747,751 $782,254 $962,971
Portfolio Turnover(c)(g) 77% 61% 58% 60% 35% 30%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
120
See notes to financial statements.
Victory High Income Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $6.78 $6.75 $6.70 $6.90 $7.91 $7.43
Investment Activities:
Net investment income (loss)(b) 0.48 0.51 0.52 0.33 0.38 0.39
Net realized and unrealized gains (losses) 0.07 0.02 0.05 (0.19) (1.00) 0.48
Total from Investment Activities 0.55 0.53 0.57 0.14 (0.62) 0.87
Distributions to Shareholders from:
Net investment income (0.49) (0.50) (0.52) (0.34) (0.39) (0.39)
Total Distributions (0.49) (0.50) (0.52) (0.34) (0.39) (0.39)
Net Asset Value, End of Period $6.84 $6.78 $6.75 $6.70 $6.90 $7.91
Total Return(c)(d) 8.23% 8.12% 8.89% 2.11% (8.08)% 11.93%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.76% 0.70% 0.72% 0.64% 0.64% 0.67%
Net Investment Income (Loss)(e) 6.87% 7.43% 7.78% 6.65% 5.00% 5.08%
Gross Expenses(e)(f) 0.77% 0.72% 0.73% 0.66% 0.65% 0.68%
Supplemental Data:
Net Assets at end of period (000's) $258,559 $290,512 $278,069 $264,669 $317,913 $801,226
Portfolio Turnover(c)(g) 77% 61% 58% 60% 35% 30%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Class R6
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $6.79 $6.76 $6.71 $6.91 $7.92 $7.43
Investment Activities:
Net investment income (loss)(b) 0.49 0.51 0.53 0.34 0.41 0.40
Net realized and unrealized gains (losses) 0.06 0.03 0.05 (0.20) (1.00) 0.49
Total from Investment Activities 0.55 0.54 0.58 0.14 (0.59) 0.89
Distributions to Shareholders from:
Net investment income (0.49) (0.51) (0.53) (0.34) (0.42) (0.40)
Total Distributions (0.49) (0.51) (0.53) (0.34) (0.42) (0.40)
Net Asset Value, End of Period $6.85 $6.79 $6.76 $6.71 $6.91 $7.92
Total Return(c)(d) 8.31% 8.16% 8.90% 2.19% (7.65)% 12.25%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.67% 0.65% 0.68% 0.56% 0.22% 0.58%
Net Investment Income (Loss)(e) 7.00% 7.46% 7.85% 6.75% 5.51% 5.25%
Gross Expenses(e)(f) 1.59% 1.83% 2.17% 3.06% 4.07% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $1,633 $2,116 $1,293 $774 $763 $463
Portfolio Turnover(c)(g) 77% 61% 58% 60% 35% 30%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
122
See notes to financial statements.
Victory Income Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $11.55 $11.15 $11.43 $11.80 $13.83 $13.95
Investment Activities:
Net investment income (loss)(b) 0.47 0.46 0.44 0.29 0.36 0.40
Net realized and unrealized gains (losses) 0.05 0.39 (0.27) (0.37) (1.76) 0.11
Total from Investment Activities 0.52 0.85 0.17 (0.08) (1.40) 0.51
Distributions to Shareholders from:
Net investment income (0.47) (0.45) (0.45) (0.29) (0.36) (0.40)
Net realized gains — — — — (0.27) (0.23)
Total Distributions (0.47) (0.45) (0.45) (0.29) (0.63) (0.63)
Net Asset Value, End of Period $11.60 $11.55 $11.15 $11.43 $11.80 $13.83
Total Return(c)(d) 4.58% 7.73% 1.53% (0.64)% (10.41)% 3.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.59% 0.59% 0.58% 0.46% 0.44%
Net Investment Income (Loss)(e) 4.02% 3.96% 3.92% 3.40% 2.78% 2.90%
Gross Expenses(e)(f) 0.58% 0.59% 0.60% 0.59% 0.46% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $1,806,747 $1,939,750 $2,026,932 $2,260,747 $2,472,982 $3,089,682
Portfolio Turnover(c)(g) 17% 21% 25% 13% 29% 20%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $11.54 $11.14 $11.42 $11.79 $13.82 $13.94
Investment Activities:
Net investment income (loss)(b) 0.47 0.46 0.44 0.29 0.36 0.41
Net realized and unrealized gains (losses) 0.07 0.40 (0.27) (0.37) (1.75) 0.11
Total from Investment Activities 0.54 0.86 0.17 (0.08) (1.39) 0.52
Distributions to Shareholders from:
Net investment income (0.48) (0.46) (0.45) (0.29) (0.37) (0.41)
Net realized gains — — — — (0.27) (0.23)
Total Distributions (0.48) (0.46) (0.45) (0.29) (0.64) (0.64)
Net Asset Value, End of Period $11.60 $11.54 $11.14 $11.42 $11.79 $13.82
Total Return(c)(d) 4.73% 7.80% 1.58% (0.62)% (10.37)% 3.80%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.53% 0.53% 0.55% 0.54% 0.41% 0.40%
Net Investment Income (Loss)(e) 4.07% 4.01% 3.96% 3.44% 2.81% 2.95%
Gross Expenses(e)(f) 0.53% 0.53% 0.55% 0.55% 0.41% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $1,803,610 $2,011,922 $2,326,045 $2,564,595 $2,914,607 $4,898,801
Portfolio Turnover(c)(g) 17% 21% 25% 13% 29% 20%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
124
See notes to financial statements.
Victory Income Fund
Class A
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $11.50 $11.10 $11.39 $11.76 $13.79 $13.91
Investment Activities:
Net investment income (loss)(b) 0.44 0.42 0.41 0.27 0.32 0.36
Net realized and unrealized gains (losses) 0.06 0.40 (0.28) (0.38) (1.75) 0.11
Total from Investment Activities 0.50 0.82 0.13 (0.11) (1.43) 0.47
Distributions to Shareholders from:
Net investment income (0.45) (0.42) (0.42) (0.26) (0.33) (0.36)
Net realized gains — — — — (0.27) (0.23)
Total Distributions (0.45) (0.42) (0.42) (0.26) (0.60) (0.59)
Net Asset Value, End of Period $11.55 $11.50 $11.10 $11.39 $11.76 $13.79
Total Return(c)(d) 4.37% 7.51% 1.20% (0.83)% (10.65)% 3.50%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.82% 0.84% 0.85% 0.83% 0.71% 0.70%
Net Investment Income (Loss)(e) 3.77% 3.70% 3.66% 3.15% 2.53% 2.64%
Gross Expenses(e)(f) 0.86% 0.90% 0.88% 0.87% 0.72% 0.71%
Supplemental Data:
Net Assets at end of period (000's) $33,883 $38,648 $43,490 $51,813 $58,054 $77,209
Portfolio Turnover(c)(g) 17% 21% 25% 13% 29% 20%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Class R6
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $11.55 $11.14 $11.43 $11.80 $13.83 $13.95
Investment Activities:
Net investment income (loss)(b) 0.49 0.47 0.46 0.30 0.38 0.42
Net realized and unrealized gains (losses) 0.05 0.41 (0.29) (0.38) (1.76) 0.11
Total from Investment Activities 0.54 0.88 0.17 (0.08) (1.38) 0.53
Distributions to Shareholders from:
Net investment income (0.49) (0.47) (0.46) (0.29) (0.38) (0.42)
Net realized gains — — — — (0.27) (0.23)
Total Distributions (0.49) (0.47) (0.46) (0.29) (0.65) (0.65)
Net Asset Value, End of Period $11.60 $11.55 $11.14 $11.43 $11.80 $13.83
Total Return(c)(d) 4.73% 7.99% 1.58% (0.58)% (10.28)% 3.90%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.43% 0.43% 0.45% 0.49% 0.32% 0.30%
Net Investment Income (Loss)(e) 4.17% 4.12% 4.07% 3.50% 2.93% 3.07%
Gross Expenses(e)(f) 0.48% 0.52% 0.57% 0.74% 0.45% 0.35%
Supplemental Data:
Net Assets at end of period (000's) $15,570 $14,078 $9,859 $7,820 $6,979 $8,094
Portfolio Turnover(c)(g) 17% 21% 25% 13% 29% 20%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
126
See notes to financial statements.
Victory Short-Term Bond Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.14 $8.90 $8.77 $8.82 $9.35 $9.29
Investment Activities:
Net investment income (loss)(b) 0.42 0.40 0.35 0.19 0.17 0.23
Net realized and unrealized gains (losses) (0.02) 0.24 0.14 (0.04) (0.46) 0.10
Total from Investment Activities 0.40 0.64 0.49 0.15 (0.29) 0.33
Distributions to Shareholders from:
Net investment income (0.42) (0.40) (0.36) (0.20) (0.19) (0.23)
Net realized gains — — — — (0.05) (0.04)
Total Distributions (0.42) (0.40) (0.36) (0.20) (0.24) (0.27)
Net Asset Value, End of Period $9.12 $9.14 $8.90 $8.77 $8.82 $9.35
Total Return(c)(d) 4.40% 7.36% 5.73% 1.70% (3.18)% 3.60%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.57% 0.59% 0.59% 0.56% 0.54%
Net Investment Income (Loss)(e) 4.53% 4.45% 3.96% 2.86% 1.92% 2.44%
Gross Expenses(e)(f) 0.55% 0.57% 0.59% 0.59% 0.56% 0.54%
Supplemental Data:
Net Assets at end of period (000's) $758,147 $770,416 $781,752 $828,710 $927,583 $1,015,085
Portfolio Turnover(c)(g) 43% 41% 46% 32% 49% 62%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.13 $8.89 $8.77 $8.82 $9.35 $9.29
Investment Activities:
Net investment income (loss)(b) 0.42 0.41 0.36 0.19 0.18 0.23
Net realized and unrealized gains (losses) (0.01) 0.24 0.13 (0.04) (0.46) 0.11
Total from Investment Activities 0.41 0.65 0.49 0.15 (0.28) 0.34
Distributions to Shareholders from:
Net investment income (0.42) (0.41) (0.37) (0.20) (0.20) (0.24)
Net realized gains — — — — (0.05) (0.04)
Total Distributions (0.42) (0.41) (0.37) (0.20) (0.25) (0.28)
Net Asset Value, End of Period $9.12 $9.13 $8.89 $8.77 $8.82 $9.35
Total Return(c)(d) 4.61% 7.47% 5.72% 1.77% (3.09)% 3.68%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46% 0.47% 0.49% 0.50% 0.48% 0.46%
Net Investment Income (Loss)(e) 4.63% 4.55% 4.07% 2.95% 2.00% 2.51%
Gross Expenses(e)(f) 0.46% 0.47% 0.49% 0.50% 0.48% 0.46%
Supplemental Data:
Net Assets at end of period (000's) $1,555,401 $1,622,966 $1,439,848 $1,377,404 $1,681,332 $2,020,237
Portfolio Turnover(c)(g) 43% 41% 46% 32% 49% 62%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
128
See notes to financial statements.
Victory Short-Term Bond Fund
Class A
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.14 $8.90 $8.77 $8.82 $9.35 $9.29
Investment Activities:
Net investment income (loss)(b) 0.40 0.39 0.34 0.18 0.16 0.21
Net realized and unrealized gains (losses) (0.02) 0.24 0.14 (0.04) (0.47) 0.10
Total from Investment Activities 0.38 0.63 0.48 0.14 (0.31) 0.31
Distributions to Shareholders from:
Net investment income (0.40) (0.39) (0.35) (0.19) (0.17) (0.21)
Net realized gains — — — — (0.05) (0.04)
Total Distributions (0.40) (0.39) (0.35) (0.19) (0.22) (0.25)
Net Asset Value, End of Period $9.12 $9.14 $8.90 $8.77 $8.82 $9.35
Total Return(c)(d) 4.21% 7.17% 5.54% 1.56% (3.37)% 3.38%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.74% 0.75% 0.77% 0.77% 0.76% 0.74%
Net Investment Income (Loss)(e) 4.35% 4.28% 3.80% 2.69% 1.73% 2.24%
Gross Expenses(e)(f) 0.76% 0.78% 0.87% 0.90% 0.89% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $71,314 $59,884 $20,034 $14,974 $15,489 $12,031
Portfolio Turnover(c)(g) 43% 41% 46% 32% 49% 62%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Class R6
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $9.14 $8.90 $8.78 $8.83 $9.36 $9.30
Investment Activities:
Net investment income (loss)(b) 0.44 0.43 0.37 0.21 0.20 0.23
Net realized and unrealized gains (losses) (0.01) 0.24 0.14 (0.05) (0.47) 0.11
Total from Investment Activities 0.43 0.67 0.51 0.16 (0.27) 0.34
Distributions to Shareholders from:
Net investment income (0.44) (0.43) (0.39) (0.21) (0.21) (0.24)
Net realized gains — — — — (0.05) (0.04)
Total Distributions (0.44) (0.43) (0.39) (0.21) (0.26) (0.28)
Net Asset Value, End of Period $9.13 $9.14 $8.90 $8.78 $8.83 $9.36
Total Return(c)(d) 4.74% 7.61% 5.87% 1.89% (2.98)% 3.71%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.33% 0.33% 0.33% 0.34% 0.36% 0.42%
Net Investment Income (Loss)(e) 4.75% 4.70% 4.23% 3.18% 2.20% 2.50%
Gross Expenses(e)(f) 0.33% 0.33% 0.33% 0.34% 0.36% 0.49%
Supplemental Data:
Net Assets at end of period (000's) $364,794 $296,698 $207,226 $181,195 $110,978 $16,111
Portfolio Turnover(c)(g) 43% 41% 46% 32% 49% 62%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
130
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Fund Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.06 $10.01 $9.91 $9.85 $10.12 $10.13
Investment Activities:
Net investment income (loss)(b) 0.46 0.52 0.51 0.14 0.19 0.09
Net realized and unrealized gains (losses) 0.01 0.05 0.10 0.06 (0.26) (0.01)
Total from Investment Activities 0.47 0.57 0.61 0.20 (0.07) 0.08
Distributions to Shareholders from:
Net investment income (0.46) (0.52) (0.51) (0.14) (0.20) (0.09)
Total Distributions (0.46) (0.52) (0.51) (0.14) (0.20) (0.09)
Net Asset Value, End of Period $10.07 $10.06 $10.01 $9.91 $9.85 $10.12
Total Return(c)(d) 4.78% 5.86% 6.28% 2.05% (0.68)% 0.80%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.61% 0.59% 0.62% 0.66% 0.63% 0.62%
Net Investment Income (Loss)(e) 4.59% 5.20% 5.09% 4.32% 1.96% 0.89%
Gross Expenses(e)(f) 0.61% 0.59% 0.62% 0.68% 0.63% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $170,046 $167,586 $152,686 $166,303 $169,400 $210,831
Portfolio Turnover(c)(g) 62% 52% 47% 15% 45% 57%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Institutional Shares
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.06 $10.01 $9.91 $9.85 $10.12 $10.13
Investment Activities:
Net investment income (loss)(b) 0.46 0.53 0.51 0.15 0.20 0.10
Net realized and unrealized gains (losses) 0.01 0.05 0.10 0.05 (0.26) (0.01)
Total from Investment Activities 0.47 0.58 0.61 0.20 (0.06) 0.09
Distributions to Shareholders from:
Net investment income (0.46) (0.53) (0.51) (0.14) (0.21) (0.10)
Total Distributions (0.46) (0.53) (0.51) (0.14) (0.21) (0.10)
Net Asset Value, End of Period $10.07 $10.06 $10.01 $9.91 $9.85 $10.12
Total Return(c)(d) 4.80% 5.88% 6.33% 2.07% (0.62)% 0.87%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.57% 0.57% 0.58% 0.57% 0.55%
Net Investment Income (Loss)(e) 4.60% 5.23% 5.14% 4.45% 2.03% 0.96%
Gross Expenses(e)(f) 0.60% 0.57% 0.58% 0.60% 0.67% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $112,417 $110,004 $129,978 $143,135 $102,043 $79,662
Portfolio Turnover(c)(g) 62% 52% 47% 15% 45% 57%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
132
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class A
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.07 $10.02 $9.91 $9.85 $10.12 $10.13
Investment Activities:
Net investment income (loss)(b) 0.42 0.50 0.49 0.13 0.27 0.07
Net realized and unrealized gains (losses) 0.02 0.05 0.10 0.06 (0.36) (0.01)
Total from Investment Activities 0.44 0.55 0.59 0.19 (0.09) 0.06
Distributions to Shareholders from:
Net investment income (0.44) (0.50) (0.48) (0.13) (0.18) (0.07)
Total Distributions (0.44) (0.50) (0.48) (0.13) (0.18) (0.07)
Net Asset Value, End of Period $10.07 $10.07 $10.02 $9.91 $9.85 $10.12
Total Return(c)(d) 4.42% 5.60% 6.09% 1.96% (0.91)% 0.57%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.86% 0.92% 0.85% 0.85%
Net Investment Income (Loss)(e) 4.16% 4.96% 4.90% 4.07% 2.77% 0.65%
Gross Expenses(e)(f) 1.98% 5.13% 8.30% 11.79% 2.73% 14.86%
Supplemental Data:
Net Assets at end of period (000's) $4,730 $401 $315 $135 $133 $59
Portfolio Turnover(c)(g) 62% 52% 47% 15% 45% 57%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class R6
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.07 $10.02 $9.92 $9.86 $10.12 $10.13
Investment Activities:
Net investment income (loss)(b) 0.48 0.54 0.54 0.15 0.25 0.11
Net realized and unrealized gains (losses) 0.01 0.05 0.09 0.06 (0.30) (0.02)
Total from Investment Activities 0.49 0.59 0.63 0.21 (0.05) 0.09
Distributions to Shareholders from:
Net investment income (0.48) (0.54) (0.53) (0.15) (0.21) (0.10)
Total Distributions (0.48) (0.54) (0.53) (0.15) (0.21) (0.10)
Net Asset Value, End of Period $10.08 $10.07 $10.02 $9.92 $9.86 $10.12
Total Return(c)(d) 4.96% 6.02% 6.49% 2.12% (0.43)% 0.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.43% 0.42% 0.41% 0.44% 0.47% 0.48%
Net Investment Income (Loss)(e) 4.76% 5.39% 5.37% 4.53% 2.56% 1.09%
Gross Expenses(e)(f) 0.58% 0.58% 0.55% 0.83% 0.83% 0.49%
Supplemental Data:
Net Assets at end of period (000's) $10,053 $8,595 $13,428 $4,948 $5,309 $2,223
Portfolio Turnover(c)(g) 62% 52% 47% 15% 45% 57%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios III
134
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Core Plus Intermediate Bond Fund Core Plus Intermediate Bond Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6
Victory High Income Fund High Income Fund Fund Shares, Institutional Shares,
and Class R6
Victory Income Fund Income Fund Fund Shares, Institutional Shares,
Class A, and Class R6
Victory Short-Term Bond Fund Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6
Victory Ultra Short-Term Bond Fund Ultra Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
135
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Core Plus Intermediate Bond Fund
Asset-Backed Securities ......................................... $ — $ 917,390 $ — $ 917,390
Collateralized Loan Obligations ................................... — 97,618 — 97,618
Collateralized Mortgage Obligations ................................ — 513,237 — 513,237
Preferred Stocks ............................................... 16,625 — — 16,625
Senior Secured Loans ........................................... — 92,325 — 92,325
Corporate Bonds .............................................. — 1,102,746 — 1,102,746
Yankee Dollars ............................................... — 264,502 — 264,502
Municipal Bonds .............................................. — 247,572 — 247,572
U.S. Government Agency Mortgages ................................ — 1,088,896 — 1,088,896
U.S. Treasury Obligations ........................................ — 927,787 — 927,787
Repurchase Agreements ......................................... — 19,000 — 19,000
Collateral for Securities Loaned ................................... 62,890 — — 62,890
Total ....................................................... $ 79,515 $ 5,271,073 $ — $ 5,350,588
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (9,299) — — (9,299)
Total ....................................................... $ (9,299) $ — $ — $ (9,299)
High Income Fund
Asset-Backed Securities ......................................... — 27,494 — 27,494
Collateralized Mortgage Obligations ................................ — 11,502 — 11,502
Common Stocks ............................................... 2,614 2,656 566 5,836
Preferred Stocks ............................................... 4,489 — — 4,489
Senior Secured Loans ........................................... — 62,185 — 62,185
Corporate Bonds .............................................. — 588,449 — 588,449
Yankee Dollars ............................................... — 142,089 — 142,089
Municipal Bonds .............................................. — 719 — 719
Exchange-Traded Funds ......................................... 9,413 — — 9,413
Repurchase Agreements ......................................... — 89,000 — 89,000
Collateral for Securities Loaned ................................... 60,947 — — 60,947
Total ....................................................... $ 77,463 $ 924,094 $ 566 $ 1,002,123
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (210) — — (210)
Total ....................................................... $ (210) $ — $ — $ (210)
Income Fund
Asset-Backed Securities ......................................... — 435,810 — 435,810
Collateralized Mortgage Obligations ................................ — 194,264 — 194,264
Preferred Stocks ............................................... 33,398 — — 33,398
Senior Secured Loans ........................................... — 2,500 — 2,500
Corporate Bonds .............................................. — 1,331,943 — 1,331,943
Yankee Dollars ............................................... — 345,797 — 345,797
Municipal Bonds .............................................. — 102,166 — 102,166
U.S. Government Agency Mortgages ................................ — 361,070 — 361,070
U.S. Treasury Obligations ........................................ — 821,440 — 821,440
Repurchase Agreements ......................................... — 11,000 — 11,000

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
136
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
Level 1 Level 2 Level 3 Total
Income Fund, continued
Collateral for Securities Loaned ................................... $ 26,487 $ — $ — $ 26,487
Total ....................................................... $ 59,885 $ 3,605,990 $ — $ 3,665,875
Short-Term Bond Fund
Asset-Backed Securities ......................................... — 809,838 — 809,838
Collateralized Loan Obligations ................................... — 999 — 999
Collateralized Mortgage Obligations ................................ — 131,353 — 131,353
Preferred Stocks ............................................... 5,878 — — 5,878
Senior Secured Loans ........................................... — 1,250 — 1,250
Corporate Bonds .............................................. — 1,153,220 — 1,153,220
Yankee Dollars ............................................... — 233,616 — 233,616
Municipal Bonds .............................................. — 22,911 — 22,911
U.S. Government Agency Mortgages ................................ — 12,345 — 12,345
U.S. Treasury Obligations ........................................ — 291,353 — 291,353
Commercial Paper ............................................. — 76,631 — 76,631
Collateral for Securities Loaned ................................... 16,676 — — 16,676
Total ....................................................... $ 22,554 $ 2,733,516 $ — $ 2,756,070
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... — 62,171 — 62,171
Collateralized Loan Obligations ................................... — 2,727 — 2,727
Collateralized Mortgage Obligations ................................ — 31,736 — 31,736
Senior Secured Loans ........................................... — 986 — 986
Corporate Bonds .............................................. — 83,962 — 83,962
Yankee Dollars ............................................... — 44,914 — 44,914
Municipal Bonds .............................................. — 3,664 — 3,664
U.S. Government Agency Mortgages ................................ — 465 — 465
Commercial Paper ............................................. — 67,273 — 67,273
Collateral for Securities Loaned ................................... 1,639 — — 1,639
Total ....................................................... $ 1,639 $ 297,898 $ — $ 299,537
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
137
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
Level 1 Level 2 Level 3 Total
Income Fund, continued
Collateral for Securities Loaned ................................... $ 26,487 $ — $ — $ 26,487
Total ....................................................... $ 59,885 $ 3,605,990 $ — $ 3,665,875
Short-Term Bond Fund
Asset-Backed Securities ......................................... — 809,838 — 809,838
Collateralized Loan Obligations ................................... — 999 — 999
Collateralized Mortgage Obligations ................................ — 131,353 — 131,353
Preferred Stocks ............................................... 5,878 — — 5,878
Senior Secured Loans ........................................... — 1,250 — 1,250
Corporate Bonds .............................................. — 1,153,220 — 1,153,220
Yankee Dollars ............................................... — 233,616 — 233,616
Municipal Bonds .............................................. — 22,911 — 22,911
U.S. Government Agency Mortgages ................................ — 12,345 — 12,345
U.S. Treasury Obligations ........................................ — 291,353 — 291,353
Commercial Paper ............................................. — 76,631 — 76,631
Collateral for Securities Loaned ................................... 16,676 — — 16,676
Total ....................................................... $ 22,554 $ 2,733,516 $ — $ 2,756,070
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... — 62,171 — 62,171
Collateralized Loan Obligations ................................... — 2,727 — 2,727
Collateralized Mortgage Obligations ................................ — 31,736 — 31,736
Senior Secured Loans ........................................... — 986 — 986
Corporate Bonds .............................................. — 83,962 — 83,962
Yankee Dollars ............................................... — 44,914 — 44,914
Municipal Bonds .............................................. — 3,664 — 3,664
U.S. Government Agency Mortgages ................................ — 465 — 465
Commercial Paper ............................................. — 67,273 — 67,273
Collateral for Securities Loaned ................................... 1,639 — — 1,639
Total ....................................................... $ 1,639 $ 297,898 $ — $ 299,537
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Funds may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as Secured
Overnight Financing Rate ("SOFR“) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread” over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended April 30, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
138
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026 (amounts in thousands):
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended April 30, 2026 (amounts in thousands):
All open derivative positions at year end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
Liabilities
Futures
contracts*
Interest Rate Risk Exposure: (9,509,000)
Core Plus Intermediate Bond Fund ....................................................................... $ 9,299
High Income Fund ................................................................................... 210
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure: 11,582,000 (17,018,000)
Core Plus Intermediate Bond Fund ..................................................... $ 10,563 $ (15,880)
High Income Fund ................................................................. 1,019 (1,138)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
139
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Core Plus Intermediate Bond Fund .................................... $ 60,629 $ — $ 62,890
High Income Fund ................................................ 58,460 — 60,947
Income Fund .................................................... 25,686 — 26,487
Short-Term Bond Fund ............................................. 16,132 — 16,676
Ultra Short-Term Bond Fund ......................................... 1,594 — 1,639
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond Fund ................................... $ 2,338,269 $ 2,456,055 $ 1,464,308 $ 1,209,569
High Income Fund ............................................... 698,838 789,854 — —
Income Fund ................................................... 415,712 700,760 214,610 301,960
Short-Term Bond Fund ............................................ 1,015,410 981,313 83,005 163,361
Ultra Short-Term Bond Fund ........................................ 126,823 131,481 11,243 9,925

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
140
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
*Rounds to less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended April 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
Core Plus Intermediate Bond Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
High Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Short-Term Bond Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —*
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —*
Adviser Fee Tier Rates
First $50 million
Over $50 million but
not over $100 million Over $100 million
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.40%, plus 0.30%
Base Rate
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.24%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.24%
Comparative Index
Core Plus Intermediate Bond Fund ........................................ Lipper Core Plus Bond Funds
High Income Fund .................................................... Lipper High Yield Bond Funds
Income Fund ........................................................ Lipper A Rated Bond Funds
Short-Term Bond Fund ................................................. Lipper Short Investment Grade Debt Funds
Ultra Short-Term Bond Fund ............................................. Lipper Ultra Short Obligations Funds

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
141
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Fund Shares
Institutional
Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund .............................. $ 536 913 11 (6) 308
as annual % rate .......................................... 0.04% 0.04% 0.01% (0.02)% 0.03%
High Income Fund .......................................... $ 124 66 N/A N/A —(a)
as annual % rate .......................................... 0.02% 0.02% N/A N/A 0.02%
Income Fund .............................................. $ 1,126 1,270 19 N/A 6
as annual % rate .......................................... 0.06% 0.07% 0.05% N/A 0.04%
Short-Term Bond Fund ....................................... $ 362 668 7 N/A 111
as annual % rate .......................................... 0.05% 0.04% 0.01% N/A 0.03%
Ultra Short-Term Bond Fund ................................... $ 68 53 —(a) N/A 5
as annual % rate .......................................... 0.04% 0.05% —(b) N/A 0.04%
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% 0.15% 0.05%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A 0.05%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
142
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of
Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A and Class C. Amounts incurred for the year ended April 30, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other
Institutional
Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund ........................................... 0.10% 0.10% 0.10% 0.01%
High Income Fund ....................................................... 0.10% N/A N/A 0.01%
Income Fund ........................................................... 0.10% 0.10% N/A 0.01%
Short-Term Bond Fund .................................................... 0.10% 0.10% N/A 0.01%
Ultra Short-Term Bond Fund ................................................ 0.10% 0.10% N/A 0.01%
Class A Class C
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 10
Short-Term Bond Fund ................................................................................. 3

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
143
extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
For the year ended April 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
In effect until August 31, 2026
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.59% 0.52% 0.87% 1.53% 0.39%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.73% N/A N/A 0.65%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52% 0.46% 0.77% N/A 0.39%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.53% 0.43% 0.73% N/A 0.39%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . 0.60% 0.55% 0.85% N/A 0.39%
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 216
Income Fund ........................................................................................ 146
Ultra Short-Term Bond Fund ............................................................................. 27
April 30, 2027 April 30, 2028 April 30, 2029 Total
Core Plus Intermediate Bond Fund ........................................ $ 339 $ 442 $ 210 $ 991
High Income Fund .................................................... 56 82 76 214
Income Fund ........................................................ 152 88 23 263
Short-Term Bond Fund ................................................. 16 15 14 45
Ultra Short-Term Bond Fund ............................................. 35 31 32 98

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
144
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund(s) are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater its sensitivity is to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Management Risk — The Fund(s) are actively managed, and the investment techniques and risk analyses used by the Funds’ portfolio managers may not produce the desired results.
High-Yield/Junk Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Credit Risk — The fixed-income securities in the Fund(s) portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June
24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.15%.
Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted)
available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended April 30, 2026.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
145
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
April 30, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Income Fund ................................... Borrower $ — $ 3,473 4.78% $ 3,817
Short-Term Bond Fund ............................ Borrower — 1,486 4.18% 1,486
Declared Paid
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Total
Accumulated
Earnings
(Loss) Capital
Ultra Short-Term Bond Fund ................................................................... 1,142 (1,142)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
146
As of April 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, perpetual bonds, trust preferred, derivatives, and hybrid accruals on interest purchased.
During the tax year ended April 30, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of April 30, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of April 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended April 30, 2026
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Core Plus Intermediate Bond Fund ........................................................... $ 255,455 $ 255,455
High Income Fund ....................................................................... 69,478 69,478
Income Fund ........................................................................... 157,164 157,164
Short-Term Bond Fund .................................................................... 127,784 127,784
Ultra Short-Term Bond Fund ................................................................ 13,434 13,434
Year Ended April 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Core Plus Intermediate Bond Fund ........................................................... $ 229,967 $ 229,967
High Income Fund ....................................................................... 75,182 75,182
Income Fund ........................................................................... 173,500 173,500
Short-Term Bond Fund .................................................................... 118,964 118,964
Ultra Short-Term Bond Fund ................................................................ 14,570 14,570
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Core Plus Intermediate Bond Fund ..... $ 1,276 $ (1,289) $ (13) $ (351,780) $ (47,670) $ (399,463)
High Income Fund ................. 3,620 — 3,620 (260,436) (11,150) (267,966)
Income Fund ..................... 9,063 — 9,063 (278,451) (243,629) (513,017)
Short-Term Bond Fund .............. 1,300 (225) 1,075 (34,774) 14,978 (18,721)
Ultra Short-Term Bond Fund .......... 1,228 (21) 1,207 (2,677) (963) (2,433)
Amount
High Income Fund .................................................................................... $ (1,891)
Short-Term Bond Fund ................................................................................. (3,023)
Short-Term
Amount
Long-Term
Amount Total
Core Plus Intermediate Bond Fund ......................................... $ (68,190) $ (283,590) $ (351,780)
High Income Fund ..................................................... (26,641) (233,795) (260,436)
Income Fund ......................................................... — (278,451) (278,451)
Short-Term Bond Fund .................................................. (1,719) (33,055) (34,774)
Ultra Short-Term Bond Fund .............................................. (1,473) (1,204) (2,677)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
147
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Plus Intermediate Bond Fund ....................... $ 5,398,258 $ 45,585 $ (93,255) $ (47,670)
High Income Fund ................................... 1,013,273 18,454 (29,604) (11,150)
Income Fund ....................................... 3,909,504 35,543 (279,172) (243,629)
Short-Term Bond Fund ................................ 2,741,092 25,293 (10,315) 14,978
Ultra Short-Term Bond Fund ............................ 300,500 811 (1,774) (963)

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Core
Plus Intermediate Bond Fund, Victory High Income Fund, Victory Income Fund, Victory Short-Term Bond Fund, and Victory Ultra Short-
Term Bond Fund (the “Funds”), each a series of Victory Portfolios III, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.
The Funds’ financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose report dated June
27, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and issuers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 25, 2026

Supplemental Information
April 30, 2026
Victory Portfolios III
149
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
(a)  Rounds to less than 1%
Percent
Core Plus Intermediate Bond Fund ...................................................................... —%(a)
High Income Fund .................................................................................. —%(a)
Income Fund ...................................................................................... —%(a)

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
April 30, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Core Plus Intermediate Bond Fund
Victory High Income Fund
Victory Income Fund
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
151
(Unaudited)
execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory Core Plus Intermediate Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory High Income Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Income Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment – was above the median of its expense group and was equal to the median of its expense universe. The data indicated that the Fund’s total expenses were below the medians of its expense group and its expense universe.
The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board also noted the relatively limited size of the expense group and expense universe.
Victory Short-Term Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, was below the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Ultra Short-Term Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment – was above the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses were above the median of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
152
(Unaudited)
Victory Core Plus Intermediate Bond Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory High Income Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and five-year periods ended June 30, 2025, was below the average of its performance universe for the ten-year period ended June 30,
2025, was above its Lipper index for the one- and three-year periods ended June 30, 2025, and was below its Lipper index for the five- and ten-year periods ended June 30, 2025.
Victory Income Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory Short-Term Bond Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory Ultra Short-Term Bond Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to certain Funds. The Trustees reviewed the profitability of the
Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Victory Core Plus Intermediate Bond Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. With respect to the other
Funds, the Board considered whether there should be changes in the management fee rate or structure in order to enable the Funds to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iii)
each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the
Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the
Advisory Agreement would be in the best interests of each Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-FIncome-0626

April 30, 2026
Annual: Full Financials
Victory Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
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The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6)
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
7
Notes to Financial Statements (Form N-CSR Item 7) 8
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 14
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
15
Advisory Contract Approval (Form N-CSR Item 11)
16

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios III
Victory Money Market Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial Paper (68.8%)
Consumer Discretionary (5.9%):
AutoNation, Inc. , 4 .05% , 5/1/26 (a) (b) ........................................ $ 60,000 $ 60,000
AutoZone, Inc.
3 .85% , 5/1/26 (a) (b) ................................................. 30,000 30,000
3 .13% , 5/5/26 (a) (b) ................................................. 30,000 29,987
119,987
Consumer Staples (3.9%):
Dairy Farmers of America, Inc. , 3 .95% , 5/1/26 (a) (b) .............................. 80,000 80,000
Energy (12.5%):
Canadian Natural Resources Ltd.
3 .12% , 5/5/26 (a) (b) ................................................. 10,000 9,995
3 .58% , 5/12/26 (a) (b) ................................................ 20,000 19,976
3 .63% , 5/14/26 (a) (b) ................................................ 40,000 39,944
Energy Transfer LP , 3 .88% , 5/1/26 (a) (b) ...................................... 80,000 80,000
Ovintiv, Inc. , 3 .49% , 5/6/26 (a) (b) ........................................... 40,000 39,977
Plains All American Pipeline LP , 3 .91% , 5/1/26 (a) (b) ............................. 40,000 40,000
Targa Resources Corp. , 3 .90% , 5/1/26 (a) (b) .................................... 25,000 25,000
254,892
Financials (23.0%):
American Honda Finance Corp.
3 .77% , 6/3/26 (a) (b) ................................................. 20,000 19,929
4 .08% , 7/16/26 (a) (b) ................................................ 20,000 19,827
Barton Capital SA , 3 .68% , 6/2/26 (a) (b) ....................................... 20,000 19,933
Fairway Finance Co. LLC , 3 .97% , 9/22/26 (a) (b) ................................. 20,000 19,686
General Motors Financial Co., Inc. , 3 .85% , 5/1/26 (a) (b) ........................... 91,000 91,000
Gotham Funding Corp. , 3 .99% , 10/1/26 (a) (b) ................................... 20,000 19,664
Hannover Funding Co. LLC
3 .94% , 7/23/26 (a) (b) ................................................ 20,000 19,818
3 .97% , 10/19/26 (a) (b) ............................................... 20,000 19,628
Hyundai Capital America , 3 .07% , 5/4/26 (a) (b) .................................. 20,000 19,993
Intercontinental Exchange, Inc.
4 .12% , 5/1/26 (a) (b) ................................................. 20,000 20,000
2 .95% , 5/4/26 (a) (b) ................................................. 40,000 39,987
Liberty Street Funding LLC , 3 .89% , 9/28/26 (a) (b) ............................... 20,000 19,679
LMA-Americas LLC , 3 .68% , 5/18/26 (a) (b) .................................... 20,000 19,963
Ridgefield Funding Co. LLC
3 .55% , 5/11/26 (a) (b) ................................................ 20,000 19,978
3 .80% , 6/4/26 (a) (b) ................................................. 20,000 19,926
3 .82% , 6/9/26 (a) (b) ................................................. 20,000 19,915
Series A1 , 3 .70% , 5/27/26 (a) (b) ........................................ 20,000 19,945
Victory Receivables Corp. , 3 .98% , 9/16/26 (a) (b) ................................ 20,000 19,697
VW Credit, Inc. , 4 .12% , 6/5/26 (a) (b) ......................................... 20,000 19,918
468,486
Health Care (2.9%):
Humana, Inc.
3 .02% , 5/4/26 (a) (b) ................................................. 40,000 39,987
3 .71% , 5/11/26 (a) (b) ................................................ 20,000 19,977
59,964
Industrials (2.9%):
Fiserv, Inc.
3 .88% , 5/1/26 (a) (b) ................................................. 20,000 20,000
2 .93% , 5/4/26 (a) (b) ................................................. 20,000 19,994
3 .13% , 5/5/26 (a) (b) ................................................. 20,000 19,991
59,985
Information Technology (3.0%):
Amphenol Corp. , 3 .66% , 5/1/26 (a) (b) ........................................ 60,000 60,000
Materials (2.0%):
Glencore Funding LLC
3 .78% , 5/11/26 (a) (b) ................................................ 20,000 19,977

Victory Portfolios III
Victory Money Market Fund
3
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .04% , 6/2/26 (a) (b) ................................................. $ 20,000 $ 19,926
39,903
Utilities (12.7%):
Commonwealth Edison Co. , 3 .75% , 5/1/26 (a) (b) ................................ 19,000 19,000
Duke Energy Corp.
3 .07% , 5/5/26 (a) (b) ................................................. 20,000 19,992
3 .34% , 5/7/26 (a) (b) ................................................. 20,000 19,987
Evergy Kansas Central, Inc. , 3 .83% , 5/1/26 (a) (b) ................................ 43,700 43,700
Evergy Metro, Inc. , 3 .83% , 5/1/26 (a) (b) ....................................... 30,500 30,500
Potomac Electric Power Co.
3 .28% , 5/6/26 (a) (b) ................................................. 9,000 8,995
3 .37% , 5/7/26 (a) (b) ................................................. 37,000 36,976
Republic Services, Inc.
3 .84% , 5/1/26 (a) (b) ................................................. 60,000 60,000
3 .56% , 5/11/26 (a) (b) ................................................ 20,000 19,978
259,128
Total Commercial Paper (Cost $1,402,345)
a
a
a
1,402,345
Certificates of Deposit (18.9%)
Bank of America NA , 4 .01% , 4/8/27 ......................................... 20,000 20,000
Bank of America NA , 4 .41% , 8/10/26 ........................................ 20,000 20,000
Bank of America NA , 4 .29% , 11/4/26 ........................................ 20,000 20,000
Bank of America NA , 4 .31% , 12/4/26 ........................................ 20,000 20,000
Bank of Nova Scotia , 3 .97% , 11/10/26 ( SOFR + 34 bps ) (c) .......................... 20,000 20,000
Deutsche Bank AG , 4 .00% , 10/8/26 ( SOFR + 35 bps ) (c) ............................ 20,000 20,000
Goldman Sachs Bank , 3 .94% , 8/7/26 ( SOFR + 30 bps ) (c) ........................... 20,000 20,000
Goldman Sachs Bank , 3 .93% , 7/6/26 ( SOFR + 28 bps ) (c) ........................... 20,000 20,000
Goldman Sachs Bank , 3 .95% , 8/5/26 ( SOFR + 30 bps ) (c) ........................... 20,000 20,000
Goldman Sachs Bank , 3 .95% , 10/9/26 ( SOFR + 31 bps ) (c) ........................... 20,000 20,000
Mitsubishi UFJ Trust & Banking Corp. , 3 .98% , 9/10/26 ( SOFR + 35 bps ) (c) .............. 20,000 20,000
Mizuho Bank Ltd. , 3 .97% , 10/22/26 ( SOFR + 33 bps ) (c) ............................ 25,000 25,000
Royal Bank of Canada , 3 .94% , 10/9/26 ( SOFR + 31 bps ) (c) .......................... 20,000 20,000
Royal Bank of Canada , 3 .93% , 12/7/26 ( SOFR + 30 bps ) (c) .......................... 20,000 20,000
Sumitomo Mitsui Banking Corp. , 3 .91% , 6/10/26 ( SOFR + 28 bps ) (c) .................. 20,000 20,000
Sumitomo Mitsui Banking Corp. , 3 .98% , 9/4/26 ( SOFR + 35 bps ) (c) ................... 20,000 20,000
Toronto-Dominion Bank , 3 .96% , 10/8/26 ( SOFR + 32 bps ) (c) ........................ 20,000 20,000
Wells Fargo Bank NA , 3 .91% , 2/11/27 ( SOFR + 27 bps ) (c) .......................... 20,000 20,000
Wells Fargo Bank NA , 3 .85% , 11/10/26 ( SOFR + 22 bps ) (c) ......................... 20,000 20,000
Total Certificates of Deposit (Cost $385,000)
a
a
a
385,000
Repurchase Agreements (12.1%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .63% , purchased on
4/30/26, with a maturity date of 5/1/26, with a repurchase value of $247,025 (collateralized by U.S. Treasury Notes , 4.13%-4.25%,  due 6/30/31 - 7/31/31, with an aggregate value of
$251,940) ............................................................ $ 247,000 247,000
Total Repurchase Agreements (Cost $247,000)
a
a
a
247,000
Total Investments (Cost $2,034,345) — 99.8% 2,034,345
Other assets in excess of liabilities —  0.2% 3,711
NET ASSETS - 100.00% $ 2,038,056
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$1,402,345 (thousands) and amounted to 68.8% of net assets.
(b) Rate represents the effective yield at April 30, 2026.
(c) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
bps
—
Basis points
LLC
—
Limited Liability Company
LP
—
Limited Partnership
SOFR
—
Secured Overnight Financing Rate

Statement of Assets and Liabilities
April 30, 2026
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Money
Market Fund
Assets:
Investments, at value (Cost $1,787,345) $ 1,787,345
Repurchase agreements, at value (Cost $247,000) 247,000
Cash 4,263
Receivables:
Interest 1,224
Capital shares issued 1,026
Prepaid expenses 27
Total Assets 2,040,885
Liabilities:
Payables:
Distributions 81
Capital shares redeemed 1,631
Accrued expenses and other payables:
Investment advisory fees 443
Administration fees 167
Custodian fees 4
Transfer agent fees 433
Compliance fees 1
Trustees' fees 1
Other accrued expenses 68
Total Liabilities 2,829
Commitments and contingencies (Note 3 )
Net Assets:
Capital 2,038,094
Total accumulated earnings (38)
Net Assets $ 2,038,056
Shares (unlimited number of shares authorized with no par value): 2,038,661
Net asset value, offering and redemption price per share:(a) $ 1.00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2026
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Money
Market Fund
Investment Income:
Interest $ 89,097
Total Income 89,097
Expenses:
Investment advisory fees 4,983
Administration fees 2,076
Sub-Administration fees 29
Custodian fees 90
Transfer agent fees 5,268
Trustees' fees 48
Compliance fees 17
Legal and audit fees 55
State registration and filing fees 77
Other expenses 174
Recoupment of prior expenses waived/reimbursed by Adviser 134
Total Expenses 12,951
Less fees paid indirectly (79)
Net Expenses 12,872
Net Investment Income 76,225
Realized Gains from Investments:
Net realized gains from investment securities 1
Net realized gains on investments 1
Change in net assets resulting from operations $ 76,226

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Money Market Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income $ 76,225 $ 92,560
Net realized gains 1 41
Change in net assets resulting from operations 76,226 92,601
Change in net assets resulting from distributions to shareholders (76,229) (92,559)
Change in net assets resulting from capital transactions (63,185) 39,612
Change in net assets (63,188) 39,654
Net Assets:
Beginning of period 2,101,244 2,061,590
End of period $ 2,038,056 $ 2,101,244
Capital Transactions:
Proceeds from shares issued $ 551,905 $ 608,353
Distributions reinvested 75,157 91,429
Cost of shares redeemed (690,247) (660,170)
Change in net assets resulting from capital transactions $ (63,185) $ 39,612
Share Transactions:
Issued 551,894 608,364
Reinvested 75,337 91,429
Redeemed (690,247) (660,170)
Change in Shares (63,016) 39,623

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Money Market Fund
Year
Ended
April 30, 2026
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.04 0.04 0.05 0.03 —(c) —(c)
Net realized and unrealized gains —(c) —(c) —(c) — —(c) —
Total from Investment Activities 0.04 0.04 0.05 0.03 —(c) —(c)
Distributions to Shareholders from:
Net investment income (0.04) (0.04) (0.05) (0.03) —(c) —(c)
Net realized gains — — — — —(c) —(c)
Total Distributions (0.04) (0.04) (0.05) (0.03) —(c) —(c)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 3.73% 4.58% 5.14% 2.71% 0.24% 0.01%
Ratios to Average Net Assets:
Net Expenses(f) 0.62%(g) 0.62%(g) 0.62%(g) 0.62% 0.35% 0.23%
Net Investment Income(f) 3.67% 4.48% 5.02% 3.61% 0.24% 0.01%
Gross Expenses(f) 0.62%(g) 0.63%(g) 0.63%(g) 0.62% 0.62% 0.61%
Supplemental Data:
Net Assets at end of period (000's) $2,038,056 $2,101,244 $2,061,590 $2,021,381 $1,879,039 $1,950,769
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
April 30, 2026
Victory Portfolios III
8
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund, subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost, which approximates market value.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase
Fund (Legal Name) Fund (Short Name)
Victory Money Market Fund Money Market Fund

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
9
the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At April
30, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended April 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2026, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended April 30, 2026, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
10
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended April 30, 2026, are reflected on the Statement of Operations as Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2026, are reflected on the Statement of
Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2026, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of April 30, 2026, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Adviser may voluntarily waive additional fees and/or make additional expense reimbursements or other payments in excess of the Fund's expense limit of 0.62% in order to prevent the Fund's yield from declining below a minimum yield determined by the Adviser (“minimum yield”). The Fund has agreed to reimburse the Adviser for any such extra waivers (i.e., voluntary fee waivers and/or expense reimbursements or other payments made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers and which are intended to ensure that the Fund's net yield does not decline below its minimum yield), provided that:
(a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
In effect until August 31, 2026
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
11
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value ("NAV").
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Legislative Risk — Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June 24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory
Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24,
2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged.
April 30, 2028 Total
Money Market Fund .....................................................................
$ 59 $ 59

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
12
Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.15%. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit
(committed and uncommitted) available to all Funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2026.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2026, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of April 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
As of April 30, 2026, the Fund had no capital loss carryforward for federal income tax purposes.
As of April 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined
Year Ended April 30, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Money Market Fund ...................................................................... $ 76,229 $ 76,229
Year Ended April 30, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Money Market Fund ...................................................................... $ 92,559 $ 92,559
Undistributed
Ordinary
Income
Distributions
Payable
Total
Accumulated
Earnings
(Loss)
Money Market Fund ......................................................... $ 43 $ (81) $ (38)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Money Market Fund .................................. $ 2,034,345 $ — $ — $ —

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios III
13
in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

14
Report of Independent Registered Public Accounting Firm
To the Shareholders of Victory Money Market Fund and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Money
Market Fund (the “Fund”), a series of Victory Portfolios III, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose report dated June
27, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 25, 2026

Supplemental Information
April 30, 2026
Victory Portfolios III
15
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended April 30, 2026, the Fund designated short-term capital gain distributions in the amount of $1 thousand.

Victory Portfolios III
16
(Unaudited)
Supplemental Information — continued
April 30, 2026
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Money Market Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services –In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
17
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the
Adviser’s current undertakings to maintain an expense limitation for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2025, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iii) the
Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s

Supplemental Information — continued
April 30, 2026
Victory Portfolios III
18
(Unaudited)
and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory
Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23427-0626

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios III

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       July 2, 2026

By (Signature and Title)  /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       July 2, 2026